UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31, 2007

Date of reporting period: October 1, 2006 – December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PIMCO Funds
All Asset All Authority Fund	Low Duration Fund III

All Asset Fund	Moderate Duration Fund

California Intermediate Municipal Bond Fund	Money Market Fund

California Short Duration Municipal Income Fund	Municipal Bond Fund

CommodityRealReturn Strategy Fund®	New York Municipal Bond Fund

Convertible Fund	Real Return Asset Fund

Developing Local Markets Fund	Real Return Fund

Diversified Income Fund	RealEstateRealReturn Strategy Fund

Emerging Local Bond Fund	Short Duration Municipal Income Fund

Emerging Markets Bond Fund	Short-Term Fund

European StocksPLUS® TR Strategy Fund	Small Cap StocksPLUS® TR Fund

Extended Duration Fund	StocksPLUS® Fund

Far East (ex-Japan) StocksPLUS® TR Strategy Fund	StocksPLUS® Total Return Fund

Floating Income Fund	StocksPLUS® TR Short Strategy Fund

Foreign Bond Fund (U.S. Dollar-Hedged)	Total Return Fund

Foreign Bond Fund (Unhedged)	Total Return Fund II

Fundamental IndexPLUSTM Fund	Total Return Fund III

Fundamental IndexPLUSTM TR Fund	Total Return Mortgage Fund

Global Bond Fund (U.S. Dollar-Hedged)

Global Bond Fund (Unhedged)	Asset-Backed Securities Portfolio

GNMA Fund	Developing Local Markets Portfolio

High Yield Fund	Emerging Markets Portfolio

High Yield Municipal Bond Fund	High Yield Portfolio

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	International Portfolio

International StocksPLUS® TR Strategy Fund (Unhedged)	Investment Grade Corporate Portfolio

Investment Grade Corporate Bond Fund	Mortgage Portfolio

Japanese StocksPLUS® TR Strategy Fund	Municipal Sector Portfolio

Long Duration Total Return Fund	Real Return Portfolio

Long-Term U.S. Government Fund	Short-Term Portfolio

Low Duration Fund	Short-Term Portfolio II

Low Duration Fund II	U.S. Government Sector Portfolio

Schedule of Investments

All Asset All Authority Fund (a)

December 31, 2006 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 128.7%
CommodityRealReturn Strategy Fund	8,295,281	$115,802
Convertible Fund	37,236	493
Developing Local Markets Fund	9,975,132	107,033
Diversified Income Fund	1,614,660	17,939
Emerging Markets Bond Fund	3,614,893	39,945
European StocksPLUS® TR Strategy Fund	447,660	4,575
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,244,346	14,994
Floating Income Fund	22,622,959	239,125
Fundamental IndexPLUTM Fund	2,484,524	26,634
Fundamental IndexPLUSTM TR Fund	3,068,072	31,356
Global Bond Fund (Unhedged)	24,035	236
High Yield Fund	1,444,597	14,287
Japanese StocksPLUS® TR Strategy Fund	3,563,214	46,001
Long-Term U.S. Government Fund	396,674	4,209
Low Duration Fund	608,209	6,027
Real Return Asset Fund	4,690,608	51,784
Real Return Fund	4,741,964	50,502
RealEstateRealReturn Strategy Fund	152,749	1,130
StocksPLUS® Fund	522,824	5,820
StocksPLUS® Total Return Fund	80	1
StocksPLUS® TR Short Strategy Fund	16,973,784	139,694
Total Return Fund	338,237	3,511
Total Return Mortgage Fund	16,666	177

Total PIMCO Funds (Cost $930,639)		921,275

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.5%
Repurchase Agreements 0.5%
State Street Bank and Trust Co.
4.900% due 01/02/2007	$3,280	3,280
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $3,348. Repurchase proceeds are $3,280.)

Total Short-Term Instruments (Cost $3,280)		3,280

Total Investments 129.2% (Cost $933,919)		$924,555
Other Assets and Liabilities (Net) (29.2%)		(208,885)

Net Assets 100.0%		$715,670

Notes to Schedule of Investments:

(a) The All Asset All Authority Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each affiliated PIMCO Fund.

See accompanying notes

Schedule of Investments

All Asset Fund (a)

December 31, 2006 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 100.1%
CommodityRealReturn Strategy Fund®	125,423,169	$1,750,907
Convertible Fund	3,598,429	47,679
Developing Local Markets Fund	135,751,692	1,456,616
Diversified Income Fund	15,012,181	166,785
Emerging Markets Bond Fund	58,192,706	643,029
Floating Income Fund	296,491,065	3,133,911
Foreign Bond Fund (Unhedged)	3,762,161	38,299
Fundamental IndexPLUS™ Fund	28,629,439	306,908
Fundamental IndexPLUS™ TR Fund	42,731,641	436,717
GNMA Fund	7,751,645	85,501
High Yield Fund International StocksPLUS®	44,703,464	442,117
TR Strategy Fund (U.S. Dollar-Hedged)	40,453,222	479,775
Long-Term U.S. Government Fund	17,171,606	182,191
Low Duration Fund	19,412,709	192,380
International StocksPLUS® TR Strategy Fund (Unhedged)	5,187,863	50,997
Real Return Asset Fund	134,218,429	1,481,770
Real Return Fund	75,143,767	800,281
RealEstateRealReturn Strategy Fund	8,736,930	64,653
Short-Term Fund	764,734	7,617
Small Cap StocksPLUS® TR Strategy Fund	568,518	5,861
StocksPLUS® Fund	1,791,069	19,935
StocksPLUS® Total Return Fund	7,413,746	87,260
Total Return Fund	29,001,890	301,040
Total Return Mortgage Fund	14,831,921	157,812

Total PIMCO Funds (Cost $12,282,580)		12,340,041

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.1%
Tri-Party Repurchase Agreements 0.1%
State Street Bank and Trust Co.
4.900% due 01/02/2007	$6,023	6,023
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.000% due 03/10/2008 valued at $6,147. Repurchase proceeds are $6,023.)

Total Short-Term Instruments (Cost $6,023)		6,023

Total Investments 100.2% (Cost $12,288,603)		$12,346,064
Other Assets and Liabilities (Net) (0.2%)		(16,569)

Net Assets 100.0%		$12,329,495

Notes to Schedule of Investments:

(a) The All Asset Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each affiliated PIMCO Fund.

See accompanying notes

Schedule of Investments

California Intermediate Municipal Bond Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.3%
Arkansas 0.7%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	$1,000	$1,014

California 80.0%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,205
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	1,000	277
Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	476
Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2012	225	230
Burbank, California Community Facilities District Special Tax Revenue Notes, Series 2006
4.000% due 12/01/2009	100	100
California Educational Facilities Authority Revenue Bonds, Series 1997
5.700% due 10/01/2015	135	140
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	804
California Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,423
California Mobilehome Park Financing Authority Revenue Bonds, Series 2006
4.500% due 12/15/2036	1,000	976
5.500% due 12/15/2041	165	167
California Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	2,084
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,086
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,102
California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	128
California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	371
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	570
5.000% due 10/01/2013	570	605
California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	926
California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	163
California State Health Facilities Financing Authority Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	350	363
California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	518
California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,250	1,246
California State Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2005
5.000% due 03/01/2013	1,000	1,071
California State Public Works Board Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,738
California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,158
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	545	543
California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,077
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,042
5.250% due 05/15/2025	1,000	1,021
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,068
6.750% due 07/01/2032 (g)	1,300	1,411
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	902
California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,053
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,083
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (b)	4,500	3,843
California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,017
California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.875% due 11/15/2036	400	407
Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	520
Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	730	794
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,606
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	728
5.375% due 09/01/2017	800	833
Chico, California Public Financing Authority Tax Allocation Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	492
Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	245
6.400% due 09/01/2018	120	128
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,122
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,035
Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,247
El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,272
El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	935
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,810	3,823
Irvine, California Special Tax Notes, Series 2006
3.950% due 09/01/2007	225	225
Lancaster, California Financing Authority Tax Allocation Revenue Bonds, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,267
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	212
Los Angeles, California Department of Airports Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,076
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,602
Los Angeles, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	151
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,455
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31
Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,287
Metropolitan Water District of Southern California General Obligation Bonds, Series 1993
7.250% due 03/01/2007	150	151
Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,881
Modesto, California Wastewater Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,391
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	339
Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (Assured Guarantee Insured), Series 2006
4.750% due 09/01/2036	2,100	2,152
Oakland, California Redevelopment Agency Tax Allocation Bonds, (FGIC Insured), Series 2003
5.500% due 09/01/2015	2,250	2,475
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	469
5.700% due 08/15/2012	485	501
5.800% due 08/15/2013	600	621
6.200% due 08/15/2018	1,025	1,067
Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,523
Placer County, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2006
4.750% due 08/01/2036	1,350	1,391
Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,000	1,027
Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,286
Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	170
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	264
Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,099
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	755	876
Sacramento, California Municipal Utility District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2014	1,000	1,089
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,410
San Fernando, California Redevelopment Agency Revenue Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,468
San Francisco, California City & County Airport Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	309
San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,192
San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,488
San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	945	959
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	648
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,116
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,082
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	80	87
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,027
South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	546
South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	500	501
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,348
University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,499

		108,968

Colorado 0.3%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	400	406

Florida 0.4%
Escambia County, Florida Environmental Improvement Revenue Bonds, Series 2006
5.000% due 08/01/2026	500	504

Louisiana 0.8%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,076

Michigan 0.4%
Michigan State Solid Waste Disposal Revenue Notes, Series 2004
4.500% due 12/01/2013	500	505

Montana 0.4%
Hardin, Montana Tax Increment Infrastructure Development Revenue Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	544

New Jersey 0.3%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998	245	281
6.800% due 04/01/2018
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	163

		444

New York 0.8%
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,100

Puerto Rico 8.5%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	1,000
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	1,000	1,049
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,673
Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	155
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,023
Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,262
Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,510

		11,672

Texas 0.3%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.820% due 02/15/2024	250	261
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

		361

Virgin Islands 4.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	$3,000	$3,072
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,377
Virgin Islands Public Finance Authority Revenue Notes, Series 1998
5.500% due 10/01/2007	1,500	1,517

		5,966

Total Municipal Bonds & Notes (Cost $128,517)		132,560

SHORT-TERM INSTRUMENTS 0.6%
Repurchase Agreements 0.0%
State Street Bank and Trust Co.
4.900% due 01/02/2007	17	17
(Dated 12/29/2006. Collateralized by Fannie Mae 5.750% due 02/15/2008 valued at $21. Repurchase proceeds are $17.)

U.S. Treasury Bills 0.6%
4.815% due 03/01/2007 - 03/15/2007 (a)(c)(d)	820	811

Total Short-Term Instruments (Cost $830)		828

Total Investments 97.9% (Cost $129,347)		$133,388
Written Options (f) (0.0%) (Premiums $58)		(15)
Other Assets and Liabilities (Net) 2.1%		2,808

Net Assets 100.0%		$136,181

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Coupon represents a weighted average rate.

(b) Security becomes interest bearing at a future date.

(c) Securities with an aggregate market value of $494 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(d) Securities with an aggregate market value of $317 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	25	$4
90-Day Eurodollar June Futures	Long	06/2007	25	(12)
90-Day Eurodollar March Futures	Long	03/2008	25	8
90-Day Eurodollar September Futures	Long	09/2007	125	(61)
U.S. Treasury 5-Year Note March Futures	Long	03/2007	58	(29)

				$(90)

(e) Swap agreements outstanding on December 31, 2006:

Total Return Swaps

Counterparty	Pay	Receive Total Return	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	4.090%	30-Year Municipal Market Data Index	2/16/2007	$5,000	$(15)

(f) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.750%	2/1/2007	$19,400	$28	$5
Put - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.350%	2/1/2007	19,400	30	10

							$58	$15

(g) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	7/1/2032	2/7/2002	$1,300	$1,411	1.04%

See accompanying notes

Schedule of Investments

California Short Duration Municipal Income Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 95.7%
California 85.8%
California Health Facilities Financing Authority Revenue Bonds, Series 2004
3.730% due 07/01/2033	$100	$100
California Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2000
3.500% due 08/01/2015	100	100
California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.800% due 04/01/2036	100	100
California State Department of Water Resources Revenue Notes, Series 2005
3.840% due 05/01/2011	150	150
California State Economic Recovery Revenue Bonds, (XLCA-ST-GTD Insured), Series 2004
3.630% due 07/01/2023	110	110
California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	163
Fresno, California Revenue Bonds, Series 2000
3.850% due 12/01/2030	150	150
Golden State, California Tobacco Securitization Corporations, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	100	111
Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	202
Los Angeles County, California Revenue Bonds, (AMBAC Insured), Series 1996
3.710% due 06/30/2007	100	100
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
3.820% due 07/01/2034	150	150
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
3.800% due 07/01/2023	150	150
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	109
Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	164
Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.375% due 09/01/2016	215	216
Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	209
Turlock, California Health Facilities Certificates of Participation Notes, Series 2004
3.750% due 10/15/2007	140	139
Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	105

		2,628

Delaware 3.3%
Delaware State Economic Development Authority Revenue Bonds, Series 1985
3.880% due 12/01/2015	100	100

Texas 3.3%
Texas State Municipal Power Agency Revenue Notes, Series 2006
4.500% due 08/31/2007	100	101

Washington 3.3%
King County, Washington Sewer Revenue Bonds, Series 2006
3.920% due 01/01/2032	100	100

Total Municipal Bonds & Notes (Cost $2,923)		2,929

SHORT-TERM INSTRUMENTS 3.5%
Repurchase Agreements 3.2%
State Street Bank and Trust Co.
4.900% due 01/02/2007	99	99
(Dated 12/29/2006. Collateralized by Fannie Mae 5.750% due 02/15/2008 valued at $103. Repurchase proceeds are $99.)

U.S. Treasury Bills 0.3%
4.905% due 03/01/2007 (a)	10	10

Total Short-Term Instruments (Cost $109)		109

Total Investments 99.2% (Cost $3,032)		$3,038
Other Assets and Liabilities (Net) 0.8%		26

Net Assets 100.0%		$3,064

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note March Futures	Short	03/2007	2	$3

See accompanying notes

Consolidated Schedule of Investments

CommodityRealReturn Strategy Fund

December 31, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.3%
Georgia-Pacific Corp.
7.300% due 12/20/2012		$8,381	$8,430
7.350% due 12/20/2012		524	527
7.367% due 12/20/2012		2,013	2,024
HCA, Inc.
8.114% due 11/14/2013		19,900	20,144
Shackleton Re Ltd.
12.968% due 08/01/2008		5,000	5,000
13.468% due 08/01/2008		3,000	3,045

Total Bank Loan Obligations (Cost $38,767)			39,170

CORPORATE BONDS & NOTES 7.2%
Banking & Finance 5.9%
Abbey National Treasury Services PLC
5.276% due 07/02/2008 (b)		112,700	112,651
American Express Centurion Bank
5.350% due 05/07/2008		7,000	7,003
Atlantic & Western Re Ltd.
11.372% due 01/09/2007		29,300	29,316
11.622% due 01/09/2009		18,000	17,378
Bank of America Corp.
5.378% due 11/06/2009		9,600	9,607
C5 Capital SPV Ltd.
6.196% due 12/01/2049		5,000	5,005
C10 Capital SPV Ltd.
6.722% due 12/01/2049		1,000	1,001
Calabash Re II Ltd.
13.746% due 01/08/2010 (b)		4,900	4,903
14.946% due 01/08/2010 (b)		2,500	2,502
16.246% due 01/08/2010 (b)		2,400	2,401
Caterpillar Financial Services Corp.
5.435% due 05/18/2009		2,400	2,404
CIT Group, Inc.
5.000% due 11/24/2008		24,000	23,892
Citigroup, Inc.
5.416% due 01/30/2009		11,200	11,210
Danske Bank A/S
5.914% due 12/29/2049		3,000	3,019
Export-Import Bank of Korea
5.590% due 10/04/2011		15,200	15,216
Ford Motor Credit Co.
5.700% due 01/15/2010		600	576
6.192% due 09/28/2007		1,200	1,199
6.315% due 03/21/2007		11,100	11,098
7.875% due 06/15/2010		5,400	5,449
8.000% due 12/15/2016		200	198
Fortis Bank
5.265% due 04/28/2008		28,000	28,008
Foundation Re II Ltd.
12.123% due 11/26/2010		10,500	10,499
General Electric Capital Corp.
5.380% due 10/24/2008		8,800	8,807
5.396% due 12/12/2008		10,200	10,214
5.410% due 10/26/2009		10,700	10,704
HBOS Treasury Services PLC
5.414% due 07/17/2009		4,600	4,606
HSBC Finance Corp.
5.375% due 05/21/2008		400	400
5.420% due 10/21/2009		600	601
Kamp Re 2005 Ltd.
5.450% due 12/14/2007 (a)		5,000	3
Lehman Brothers Holdings, Inc.
5.415% due 12/23/2008		5,500	5,502
Merrill Lynch & Co., Inc.
5.414% due 10/23/2008		26,300	26,317
Morgan Stanley
5.390% due 11/21/2008		3,100	3,102
5.614% due 01/22/2009		3,000	3,003
Mystic Re Ltd.
11.670% due 12/05/2008		6,600	6,597
14.370% due 12/05/2008		1,000	999
Nordea Bank Finland
5.292% due 03/31/2008		3,600	3,600
Osiris Capital PLC
10.360% due 01/15/2010		1,700	1,710
Phoenix Quake Wind Ltd.
7.820% due 07/03/2008		2,000	2,011
Phoenix Quake Wind II Ltd.
8.870% due 07/03/2008		240	221
Rabobank Nederland
5.394% due 01/15/2009		9,200	9,207
Redwood Capital IX Ltd.
7.764% due 01/09/2008		2,400	2,400
12.114% due 01/09/2008		4,300	4,303
13.114% due 01/09/2008		300	300
Royal Bank of Scotland Group PLC
5.424% due 07/21/2008		4,000	4,004
Santander U.S. Debt S.A. Unipersonal
5.425% due 09/19/2008		4,900	4,909
Shackleton Re Ltd.
13.376% due 02/07/2008		5,500	5,539
Societe Generale NY
5.299% due 06/30/2008		192,600	192,512
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	98
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008		20,000	20,010
Unicredito Italiano NY
5.360% due 05/06/2008		14,500	14,499
Vita Capital Ltd.
6.710% due 01/01/2007		6,200	6,200
6.772% due 01/01/2010		5,500	5,530
Vita Capital II Ltd.
6.486% due 01/01/2012		8,000	7,998
Vita Capital III Ltd.
6.466% due 01/01/2011		300	300
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008		19,000	19,033
Wachovia Bank N.A.
5.440% due 12/02/2010		27,200	27,240
World Savings Bank FSB
5.495% due 03/02/2009		2,700	2,709

			719,723

Industrials 0.9%
Allied Waste North America, Inc.
8.500% due 12/01/2008		2,000	2,112
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		2,050	2,063
Caesars Entertainment, Inc.
8.875% due 09/15/2008		9,800	10,241
CSC Holdings, Inc.
7.250% due 07/15/2008		1,400	1,419
7.875% due 12/15/2007		7,600	7,714
EchoStar DBS Corp.
5.750% due 10/01/2008		7,800	7,790
6.375% due 10/01/2011		8,000	7,970
El Paso Corp.
6.950% due 12/15/2007		1,000	1,014
7.625% due 08/16/2007		1,700	1,725
7.625% due 09/01/2008		1,300	1,345
HCA, Inc.
9.125% due 11/15/2014		1,600	1,714
9.250% due 11/15/2016		3,400	3,651
Mandalay Resort Group
9.500% due 08/01/2008		1,100	1,160
10.250% due 08/01/2007		2,400	2,469
MGM Mirage
9.750% due 06/01/2007		5,385	5,479
Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	276
8.625% due 02/01/2022		200	248
9.250% due 03/30/2018		8,300	10,487
Reynolds American, Inc.
6.500% due 06/01/2007		9,100	9,158
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		1,900	1,927
Service Corp. International
6.500% due 03/15/2008		3,455	3,490
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		3,500	3,515
Williams Cos., Inc.
6.375% due 10/01/2010		20,000	20,225

			107,192

Utilities 0.4%
Citizens Communications Co.
7.625% due 08/15/2008		2,000	2,080
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	103
CMS Energy Corp.
7.500% due 01/15/2009		13,000	13,471
Dominion Resources, Inc.
5.554% due 11/14/2008		1,800	1,801
El Paso Corp.
6.375% due 02/01/2009		5,600	5,684
Embarq Corp.
7.082% due 06/01/2016		4,200	4,283
Midwest Generation LLC
8.300% due 07/02/2009		14,579	15,007
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		1,500	1,511

			43,940

Total Corporate Bonds & Notes (Cost $874,030)			870,855

MUNICIPAL BONDS & NOTES 0.2%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,312
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,375	1,389
Chicago, Illinois General Obligation Revenue Bonds, (FSA Insured), Series A
4.750% due 01/01/2030 (h)		3,800	3,924
4.750% due 01/01/2036 (h)		2,190	2,243
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
5.861% due 01/01/2014		4	3
Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013		1,600	1,715
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,226
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042		445	486
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039		2,300	2,631
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series D
4.750% due 06/15/2038 (h)		3,800	3,914
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
5.902% due 12/15/2013		3	3
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,285
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028		1,000	1,076
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,185	3,523

Total Municipal Bonds & Notes (Cost $22,247)			24,730

COMMODITY INDEX-LINKED NOTES 31.5%
ABN AMRO Bank NV
5.172% due 03/12/2007		102,500	102,435
AIG-Fp Matched Funding Corp.
0.000% due 02/28/2007		103,000	108,987
0.000% due 11/08/2007		155,200	155,315
Bank of America N.A.
5.195% due 10/22/2007		222,000	260,307
Barclays Bank PLC
4.794% due 03/22/2007		20,000	19,476
5.270% due 05/04/2007		100,000	104,137
5.270% due 05/07/2007		150,000	154,616
Bear Stearns Cos., Inc.
0.000% due 10/12/2007 (m)		182,000	198,180
Caylon N.A. LLC
0.000% due 07/16/2007		117,000	106,545
Commonwealth Bank of Australia
0.000% due 06/28/2007		184,000	185,101
Credit Suisse First Boston
4.676% due 05/07/2007		50,000	53,943
Credit Suisse/New York NY
5.275% due 12/20/2007		205,000	192,404
Deutsche Bank AG
0.000% due 07/27/2007 (m)		20,000	22,454
Eksportfinans A/S
0.000% due 05/18/2007		221,500	212,250
Goldman Sachs Group, Inc.
0.000% due 10/24/2007		40,000	43,539
IXIS Financial Products, Inc.
5.118% due 04/09/2007		98,000	100,802
5.130% due 04/30/2007		100,000	112,098
JPMorgan Chase Bank
4.570% due 02/12/2007		100,000	96,899
4.679% due 04/30/2007		124,000	125,954
LBBW
0.000% due 10/25/2007		222,000	253,914
Lehman Brothers Treasury Co. BV
0.000% due 05/08/2007		100,000	106,638
Merrill Lynch Mortgage Investors, Inc.
4.738% due 03/19/2007		98,000	104,284
Morgan Stanley
0.000% due 05/01/2007		98,000	103,681
4.729% due 02/01/2007		100,000	101,638
Rabobank Nederland
0.000% due 06/21/2007		231,000	238,666
Svensk ExportKredit AB
0.000% due 04/18/2007		98,000	101,581
5.137% due 10/25/2007		125,000	142,958
TD NY LLC
0.000% due 06/22/2007		232,000	209,891
UBS AG
5.264% due 02/20/2007		97,000	91,103

Total Commodity Index-Linked Notes (Cost $3,695,200)			3,809,796

U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
4.659% due 05/01/2035		1,501	1,488
4.673% due 04/01/2035		675	673
5.000% due 07/01/2035 - 03/01/2036		30,262	29,235
5.480% due 03/25/2036		4,833	4,839
5.500% due 01/01/2034 - 01/01/2037		503,441	497,625
5.950% due 02/25/2044		14,093	14,076
5.958% due 07/01/2044 - 10/01/2044		9,377	9,453
6.000% due 06/01/2031 - 02/01/2037		193,738	195,064
Freddie Mac
5.000% due 01/15/2018 - 08/15/2020		17,437	17,250
5.750% due 11/15/2016 - 03/15/2017		3,875	3,896

Total U.S. Government Agencies (Cost $777,368)			773,599

U.S. TREASURY OBLIGATIONS 122.8%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010		1,976,123	1,874,076
1.625% due 01/15/2015		231,382	217,861
1.875% due 07/15/2013		564,752	545,781
1.875% due 07/15/2015		888,491	851,737
2.000% due 01/15/2014		647,201	628,897
2.000% due 01/15/2026		682,875	644,578
2.000% due 07/15/2014		764,065	741,830
2.000% due 01/15/2016		363,299	350,896
2.375% due 04/15/2011		415,145	413,621
2.375% due 01/15/2025		1,374,443	1,368,806
2.500% due 07/15/2016		819,311	825,776
3.000% due 07/15/2012		1,082,721	1,114,569
3.375% due 01/15/2007		478,732	478,059
3.375% due 01/15/2012		5,398	5,638
3.375% due 04/15/2032		55,822	67,448
3.500% due 01/15/2011		462,917	482,049
3.625% due 01/15/2008		1,086,617	1,098,545
3.625% due 04/15/2028		903,763	1,091,471
3.875% due 01/15/2009		386,163	396,903
3.875% due 04/15/2029		653,143	822,706
4.250% due 01/15/2010		417,047	439,073
U.S. Treasury Bonds
4.500% due 02/15/2036		25,600	24,352
6.250% due 08/15/2023		3,000	3,454
8.875% due 08/15/2017		20,000	26,761
U.S. Treasury Notes
3.875% due 09/15/2010		29,640	28,821
4.500% due 02/28/2011		45,400	45,079
4.500% due 11/15/2015		1,500	1,477
4.875% due 04/30/2011		230,200	231,765
4.875% due 08/15/2016		8,500	8,604
5.125% due 05/15/2016		28,900	29,777

Total U.S. Treasury Obligations (Cost $15,169,963)			14,860,410

MORTGAGE-BACKED SECURITIES 2.7%
American Home Mortgage Investment Trust
5.500% due 09/25/2035		2,125	2,127
Arkle Master Issuer PLC
5.330% due 11/19/2007		14,400	14,425
Citigroup Commercial Mortgage Trust
5.420% due 11/15/2036		11,639	11,659
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		2,709	2,691
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		6,908	6,999
Countrywide Alternative Loan Trust
5.430% due 09/20/2046		11,600	11,602
5.530% due 02/20/2047		17,091	17,151
5.630% due 12/25/2035		1,322	1,326
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2046 (b)		7,100	7,112
5.690% due 06/25/2035		8,398	8,387
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.430% due 02/25/2037		2,000	2,002
5.450% due 10/25/2036		15,179	15,194
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046		8,345	8,352
GSR Mortgage Loan Trust
4.540% due 09/25/2035		25,960	25,517
Harborview Mortgage Loan Trust
5.440% due 12/19/2036		6,490	6,501
5.570% due 05/19/2035		4,316	4,329
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		5,181	5,186
Indymac Index Mortgage Loan Trust
5.440% due 11/25/2046		12,703	12,748
Residential Accredit Loans, Inc.
5.650% due 08/25/2035		5,069	5,078
Securitized Asset Sales, Inc.
7.612% due 11/26/2023		123	122
Structured Asset Mortgage Investments, Inc.
5.420% due 08/25/2036		10,288	10,297
Structured Asset Securities Corp.
5.345% due 10/25/2035		9,127	9,114
5.400% due 05/25/2036		948	949
TBW Mortgage-Backed Pass-Through Certificates
5.450% due 09/25/2036		2,521	2,523
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		1,983	1,982
5.440% due 08/25/2036		26,296	26,263
5.460% due 04/25/2036		1,246	1,247
Wachovia Bank Commercial Mortgage Trust
5.440% due 09/15/2021		55,446	55,483
Washington Mutual, Inc.
5.568% due 12/25/2046		4,629	4,645
5.777% due 07/25/2046		23,352	23,473
5.882% due 11/25/2046		3,444	3,464
6.027% due 11/25/2042		2,113	2,122
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034		5,878	5,690
4.109% due 06/25/2035		10,600	10,515

Total Mortgage-Backed Securities (Cost $326,035)			326,275

ASSET-BACKED SECURITIES 3.9%
Aames Mortgage Investment Trust
5.410% due 04/25/2036		1,417	1,418
ACE Securities Corp.
5.370% due 07/25/2036		7,433	7,438
Argent Securities, Inc.
5.370% due 10/25/2036		12,724	12,732
Asset-Backed Funding Certificates
5.380% due 11/25/2036		1,951	1,952
5.700% due 06/25/2034		16,974	17,002
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		2,432	2,433
Bank One Issuance Trust
5.460% due 12/15/2010		1,700	1,704
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036		1,640	1,641
5.400% due 10/25/2036		1,947	1,947
5.680% due 01/25/2036		2,275	2,277
5.800% due 03/25/2043		191	191
Chase Credit Card Master Trust
5.450% due 10/15/2009		4,100	4,105
5.470% due 02/15/2010		3,100	3,105
Chase Issuance Trust
5.360% due 12/15/2010		3,960	3,964
Citibank Credit Card Issuance Trust
5.435% due 03/20/2009		27,600	27,623
Citigroup Mortgage Loan Trust, Inc.
5.400% due 11/25/2036		5,901	5,904
5.650% due 11/25/2034		445	446
Countrywide Asset-Backed Certificates
5.370% due 03/25/2037		9,570	9,576
5.380% due 01/25/2046		19,225	19,239
5.400% due 01/25/2037		12,844	12,859
5.410% due 09/25/2046		7,195	7,200
5.460% due 10/25/2046		14,568	14,576
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		24,871	24,887
First NLC Trust
5.470% due 02/25/2036		4,994	4,998
Fremont Home Loan Trust
5.370% due 10/25/2036		2,181	2,182
5.410% due 01/25/2037		1,900	1,899
5.520% due 01/25/2036		3,000	3,003
GSAMP Trust
5.360% due 10/25/2036		4,304	4,307
5.390% due 10/25/2036		3,029	3,031
GSR Mortgage Loan Trust
5.450% due 11/25/2030		763	763
Honda Auto Receivables Owner Trust
5.342% due 11/15/2007		12,564	12,570
HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036		2,491	2,493
Hyundai Auto Receivables Trust
5.348% due 11/15/2007		3,522	3,524
Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036		5,675	5,679
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036		2,850	2,852
5.370% due 07/25/2036		5,596	5,599
5.370% due 08/25/2036		13,934	13,942
5.420% due 11/25/2036		3,281	3,283
5.560% due 06/25/2035		1,079	1,081
Lehman XS Trust
5.430% due 07/25/2046		12,460	12,467
5.430% due 11/25/2046		14,630	14,637
Long Beach Mortgage Loan Trust
5.360% due 11/25/2036		2,050	2,051
5.380% due 06/25/2036		985	986
MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036		1,119	1,119
5.430% due 01/25/2036		1,651	1,653
MBNA Credit Card Master Note Trust
5.450% due 12/15/2011		1,300	1,304
5.519% due 09/15/2010		2,000	2,006
Merrill Lynch Mortgage Investors, Inc.
5.390% due 07/25/2037		7,878	7,883
5.400% due 05/25/2037		9,370	9,376
5.410% due 04/25/2037		1,221	1,222
5.430% due 01/25/2037		4,267	4,270
5.440% due 10/25/2037		7,133	7,138
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		8,919	8,916
5.370% due 09/25/2036		7,845	7,850
5.380% due 06/25/2036		857	858
5.390% due 06/25/2036		1,716	1,717
5.430% due 12/25/2035		794	794
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036		2,008	2,009
Option One Mortgage Loan Trust
5.360% due 02/25/2037		1,225	1,226
5.400% due 07/25/2036		1,416	1,417
Park Place Securities, Inc.
5.610% due 09/25/2035		1,078	1,080
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		4,008	4,010
Residential Asset Securities Corp.
5.390% due 11/25/2036		3,943	3,945
5.420% due 04/25/2036		1,621	1,623
5.420% due 11/25/2036		21,193	21,209
5.440% due 01/25/2036		1,969	1,971
Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036		3,145	3,147
SLM Student Loan Trust
5.323% due 07/25/2013		2,300	2,300
5.345% due 10/25/2012		10,500	10,498
5.392% due 04/25/2012		5,700	5,699
5.467% due 10/25/2013		838	839
Soundview Home Equity Loan Trust
5.370% due 10/25/2036		12,927	12,935
5.380% due 11/25/2036		6,319	6,317
5.420% due 02/25/2036		936	937
5.420% due 03/25/2036		525	526
5.420% due 10/25/2036		4,497	4,500
5.450% due 12/25/2035		1,680	1,682
5.580% due 06/25/2035		3,606	3,610
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		1,315	1,316
5.395% due 11/25/2037		1,443	1,442
Structured Asset Investment Loan Trust
5.370% due 07/25/2036		1,318	1,318
Structured Asset Securities Corp.
5.370% due 10/25/2036		13,546	13,555
5.430% due 11/25/2035		4,117	4,120
Triad Auto Receivables Owner Trust
5.341% due 11/13/2007		5,733	5,738
Wachovia Auto Owner Trust
5.358% due 11/09/2007		2,515	2,517
WFS Financial Owner Trust
3.590% due 10/19/2009		4,899	4,859

Total Asset-Backed Securities (Cost $467,755)			468,017

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
5.625% due 01/15/2017		300	301
Russia Government International Bond
10.000% due 06/26/2007		4,000	4,095

Total Sovereign Issues (Cost $4,390)			4,396

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Canadian Government Bond
3.000% due 12/01/2036 (d)		CAD 21,378	23,649
France Government Bond
3.000% due 07/25/2012 (d)	EUR	11,024	15,517
3.150% due 07/25/2032 (d)		1,081	1,806
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)		4,270	5,726
Province of Quebec Canada
5.000% due 12/01/2038		CAD 3,000	2,701
Pylon Ltd.
5.179% due 12/18/2008 (m)	EUR	3,700	4,912
7.579% due 12/18/2008		4,300	5,718
Republic of Germany
5.625% due 01/04/2028		8,400	13,429
Sweden Government Bond
3.500% due 12/01/2015	SEK	12,000	2,244

Total Foreign Currency-Denominated Issues (Cost $68,730)			75,702

		Shares
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,700	2,754

Total Preferred Stocks (Cost $2,775)			2,754

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.8%
Certificates of Deposit 0.2%

Barclays Bank PLC
5.271% due 01/29/2007		$6,400	6,400
Skandinaviska Enskilda Banken AB
5.272% due 07/06/2007		2,400	2,400
5.272% due 10/03/2007		14,500	14,500

			23,300

Commercial Paper 3.0%
Abbey National N.A. LLC
5.225% due 03/07/2007		12,000	11,881
ASB Finance Ltd.
5.250% due 02/12/2007		2,000	1,988
5.260% due 02/05/2007		11,900	11,843
Bank of America Corp.
5.225% due 03/27/2007		300	296
5.230% due 03/09/2007		100	99
5.245% due 01/17/2007		7,600	7,584
5.250% due 01/24/2007		800	798
5.250% due 03/15/2007		1,700	1,681
5.250% due 03/19/2007		2,400	2,372
Bank of Ireland
5.250% due 02/16/2007		11,200	11,128
5.260% due 03/15/2007		1,300	1,286
Barclays U.S. Funding Corp.
5.250% due 01/12/2007		600	599
5.250% due 01/17/2007		400	399
5.250% due 03/14/2007		1,000	989
5.260% due 03/26/2007		9,400	9,281
BNP Paribas Finance
5.230% due 03/07/2007		6,000	5,941
5.240% due 01/19/2007		7,300	7,283
Calyon N.A. LLC
5.225% due 03/09/2007		1,300	1,287
5.240% due 02/08/2007		12,100	12,037
Cox Communications, Inc.
5.619% due 01/16/2007		12,300	12,300
Danske Corp.
5.225% due 03/12/2007		600	594
5.240% due 01/30/2007		10,900	10,857
5.255% due 01/18/2007		1,900	1,896
5.260% due 01/04/2007		600	600
Dexia Delaware LLC
5.240% due 01/18/2007		4,700	4,690
DnB NORBank ASA
5.240% due 03/07/2007		11,900	11,782
Federal Home Loan Bank
4.800% due 01/02/2007		6,500	6,500
Fortis Funding LLC
5.265% due 01/02/2007		11,900	11,900
General Electric Capital Corp.
5.230% due 03/07/2007		11,400	11,287
5.240% due 02/08/2007		800	796
5.250% due 01/16/2007		1,800	1,797
HBOS Treasury Services PLC
5.250% due 02/16/2007		1,700	1,689
5.250% due 03/15/2007		700	692
5.260% due 03/21/2007		6,100	6,027
ING U.S. Funding LLC
5.240% due 02/20/2007		11,400	11,320
IXIS Commercial Paper Corp.
5.230% due 03/05/2007		900	891
5.250% due 02/05/2007		10,400	10,350
5.260% due 02/02/2007		2,000	1,991
Nordea N.A., Inc.
5.245% due 01/08/2007		6,500	6,495
Rabobank USA Financial Corp.
5.280% due 01/02/2007		11,300	11,300
San Paolo IMI U.S. Financial Co.
5.290% due 01/02/2007		5,300	5,300
Skandinaviska Enskilda Banken AB
5.240% due 02/21/2007		1,000	993
5.250% due 01/26/2007		11,300	11,262
Societe Generale NY
5.230% due 02/09/2007		10,500	10,444
5.230% due 03/08/2007		1,200	1,188
5.235% due 02/16/2007		1,600	1,590
Spintab AB
5.240% due 02/15/2007		9,750	9,689
Svenska Handelsbanken, Inc.
5.235% due 03/05/2007		2,500	2,476
Swedbank
5.240% due 02/12/2007		3,700	3,678
Time Warner, Inc.
5.390% due 01/25/2007		7,200	7,176
Toyota Motor Credit Corp.
5.230% due 02/23/2007		11,700	11,613
UBS Finance Delaware LLC
5.185% due 04/02/2007		400	395
5.205% due 01/26/2007		9,900	9,867
5.225% due 03/08/2007		500	495
5.240% due 01/08/2007		1,800	1,799
5.240% due 01/22/2007		1,300	1,296
Unicredito Italiano SpA
5.255% due 01/16/2007		10,900	10,879
Viacom, Inc.
5.594% due 05/29/2007		19,800	19,800
5.600% due 03/22/2007		19,700	19,700
Westpac Capital Corp.
5.210% due 03/29/2007		1,800	1,776
5.215% due 02/05/2007		10,100	10,052
5.240% due 01/03/2007		1,500	1,500
5.245% due 01/17/2007		500	499
Westpac Trust Securities NZ Ltd.
5.245% due 01/25/2007		900	897

			358,890

Repurchase Agreements 0.2%
Credit Suisse Securities (USA) LLC
4.800% due 01/02/2007		13,600	13,600
(Dated 12/29/2006. Collateralized by U.S. Treasury Notes 4.875% due 04/30/2008 valued at $13,972. Repurchase proceeds are $13,607.)
Lehman Brothers, Inc.
4.850% due 01/02/2007		2,000	2,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 02/28/2011 valued at $2,045. Repurchase proceeds are $2,001.)
State Street Bank and Trust Co.
4.900% due 01/02/2007		14,591	14,591
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $772 and Freddie Mac 5.500% due 01/18/2008 valued at $14,114. Repurchase proceeds are $14,599.)

			30,191

Germany Treasury Bills 0.2%
3.090% due 01/17/2007	EUR	17,400	22,942

U.S. Treasury Bills 1.2%
4.814% due 03/01/2007 - 03/15/2007 (c)(e)(f)(i)		$144,698	143,151

Total Short-Term Instruments (Cost $577,556)			578,474

Purchased Options (k) (0.0%) (Cost $2,842)			1,297
Total Investments (g) 180.5% (Cost $22,027,658)			$21,835,475
Written Options (l) (0.2%) (Premiums $19,218)			(18,659)
Other Assets and Liabilities (Net) (80.3%)			(9,719,081)

Net Assets 100.0%			$12,097,735

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $16,568 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(f) Securities with an aggregate market value of $107,180 have been pledged as collateral for delayed-delivery securities on December 31, 2006.

(g) As of December 31, 2006, portfolio securities with an aggregate value of $4,374,933 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(h) Residual Interest Bonds Held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i) Securities with an aggregate market value of $19,155 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Short	12/2007	354	$182
90-Day Eurodollar December Futures	Long	12/2008	622	280
90-Day Eurodollar June Futures	Long	06/2007	1,122	(849)
90-Day Eurodollar June Futures	Short	06/2008	3,083	1,047
90-Day Eurodollar June Futures	Long	06/2009	622	350
90-Day Eurodollar March Futures	Short	03/2008	2,206	953
90-Day Eurodollar March Futures	Long	03/2009	622	319
90-Day Eurodollar September Futures	Long	09/2007	629	(92)
90-Day Eurodollar September Futures	Short	09/2008	2,461	575
Euro-Bund 10-Year Note March Futures	Short	03/2007	768	2,895
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	(1,387)
U.S. Treasury 5-Year Note March Futures	Long	03/2007	6,740	(3,329)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	6,208	(6,144)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	754	1,454

				$(3,746)

(j) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N. V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	6/20/2007	$3,000	$42
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.100%	6/20/2011	3,500	299
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	9,600	28
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	26,000	24
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	17,700	(6)
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.330%	12/20/2008	17,700	14
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	3,000	(3)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	17,700	10
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	6/20/2007	3,000	61
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007	3,000	67
Citibank N.A.	Morgan Stanley 6.600% due 04/01/2012	Buy	(0.068%)	6/20/2007	99,000	(7)
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	13,000	2
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	36,000	84
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.325%	12/20/2008	18,800	13
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	7,000	(5)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	18,800	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	6/20/2007	2,000	27
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	6/20/2007	1,000	21
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	6/20/2007	2,600	45
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	9/20/2007	6,200	84
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	9/20/2007	10,400	152
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	6/20/2007	1,000	12
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	6/20/2007	500	6
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	6/20/2007	700	8
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	6/20/2007	1,000	20
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	9/20/2007	1,600	22
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%	11/20/2007	14,000	8
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007	5,000	112
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	6/20/2007	3,100	58
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007	1,000	22
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	6/20/2007	1,000	17
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	2,000	(2)
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	17,100	1
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007	5,400	77
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	6/20/2007	5,000	107
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	9/20/2007	3,000	39
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	11,000	2
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	8,800	8
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	5,000	0
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	6/20/2007	2,000	33
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	6/20/2007	1,000	22
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007	1,200	17
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	9/20/2007	4,400	158
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%	6/20/2011	1,000	106

						$1,819

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month Canadian Bank Bill	Receive	5.000%	6/15/2015	CAD	32,000	$(505)
Bank of America	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027		3,000	(36)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	6/15/2035		22,100	(576)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2025		9,000	11
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027		16,300	(261)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.500%	6/15/2035		41,300	(1,061)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027		18,600	(135)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	4,900	80
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	1/19/2016		32,700	234
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	9/14/2010		30,000	310
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	601
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	2/21/2011		21,200	229
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		71,500	(10)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	1/19/2016		45,000	563
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		66,900	139
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		25,900	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		46,200	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		25,000	136
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	6/15/2017		32,400	885
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	405
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		39,400	527
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		26,000	(35)
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		26,000	137
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/15/2008	GBP	7,000	(34)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/15/2009		193,200	(1,583)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		41,300	(1,726)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		13,700	16
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,100	(1)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	6/12/2036		29,500	1,738
UBS AG	6-Month GBP-LIBOR	Pay	5.000%	6/15/2008		8,800	(41)
UBS AG	United Kingdom RPI Index	Pay	2.548%	11/14/2016		35,000	155
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016	MXN	167,000	983
Bank of America	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		$314,200	7,191
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		51,200	(171)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		306,000	6,441
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		72,500	(2,999)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		76,800	(4,223)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		75,000	(1,914)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		136,150	(455)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		74,100	645
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		4,800	110
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2012		113,100	1,242
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		155,700	3,564
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2037		78,700	1,710
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		170,000	(568)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		95,900	2,190
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2037		68,600	1,489
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/18/2009		793,000	2,416
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		154,400	(509)

							$17,304

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	1/17/2007	268,054	$(1,026)
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	1/17/2007	820,154	(2,999)
Goldman Sachs & Co.	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	1/17/2007	339,979	(1,243)
JPMorgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	1/17/2007	168,127	(615)
Lehman Brothers, Inc.	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	1/17/2007	788,971	(2,884)
Morgan Stanley	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	1/17/2007	1,521,891	(5,885)

					$(14,652)

(k) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$102.000	2/23/2007	5,700	$108	$108
Put - CBOT U.S. Treasury 10-Year Note March Futures	103.000	2/23/2007	5,106	96	96
Put - CME 90-Day Eurodollar June Futures	91.250	6/18/2007	2,676	26	0
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	3,614	34	0
Put - CME 90-Day Eurodollar March Futures	92.250	3/19/2007	3,055	29	0

				$293	$204

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007	$499,000	$2,196	$2,928
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	6/7/2007	96,000	353	563

							$2,549	$3,491

Straddle Options

Description	Counterparty	Exercise Price	(2)	Expiration Date	Notional Amount	Cost	(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000		3/20/2007	$88,700	$0		$(892)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000		3/20/2007	122,700	0		(1,233)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000		3/20/2007	28,200	0		(273)

						$0		$(2,398)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(l) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$115.000	2/23/2007	1,176	$599	$184
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	193.000	10/19/2007	50,000,000	1,395	1,150
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	68,000,000	3,401	3,096
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	1,176	356	606
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	151.000	10/19/2007	50,000,000	1,770	1,630
Put -OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	68,000,000	5,656	5,759
Put - OTC Goldman Sachs - Commodity Index Total Return Futures	82.000	12/19/2008	89,000,000	178	178

				$13,355	$12,603

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.300%	1/2/2007	$213,000	$1,108	$1,889
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.900%	1/2/2007	107,000	1,214	0
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	6.100%	1/2/2007	106,000	697	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.750%	2/1/2007	100,000	140	26
Put - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.350%	2/1/2007	100,000	160	53
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007	215,000	2,187	3,436
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	6/7/2007	42,000	357	652

							$5,863	$6,056

(m) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos., Inc.	0.000%	10/12/2007	9/12/2006	$182,000	$198,180	1.64%
Deutsche Bank AG	0.000%	7/27/2007	10/6/2006	20,000	22,454	0.18%
Pylon Ltd.	5.179%	12/18/2008	12/11/2003 - 11/14/2006	4,575	4,912	0.04%

				$206,575	$225,546	1.86%

(n) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(3)
U.S. Treasury Notes	3.000%	11/15/2007	$1,000	$985	$987
U.S. Treasury Notes	3.375%	2/15/2008	75,000	73,985	74,739
U.S. Treasury Notes	4.750%	5/15/2014	110,200	112,630	111,343

				$187,600	$187,069

(3)	Market value includes $3,868 of interest payable on short sales.

(o) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	259	01/2007	$0	$(2)	$(2)
Sell		33,372	01/2007	705	0	705
Buy	CNY	341,558	09/2007	960	0	960
Buy	EUR	78,272	01/2007	754	0	754
Sell		64,173	01/2007	0	(415)	(415)
Sell	GBP	6,474	01/2007	0	(77)	(77)
Buy	JPY	1,163,545	01/2007	0	(61)	(61)
Sell		8,420,487	01/2007	83	0	83
Buy		35,801,377	02/2007	0	(4,037)	(4,037)
Buy	PLN	2,748	04/2007	31	0	31
Buy	RUB	23,123	03/2007	9	0	9
Sell	SEK	15,677	03/2007	0	(1)	(1)

				$2,542	$(4,593)	$(2,051)

See accompanying notes

Schedule of Investments

Convertible Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.4%
Banking & Finance 0.8%
Ford Motor Credit Co.
4.950% due 01/15/2008	$450	$443

		443

Industrials 3.0%
CCO Holdings LLC
8.750% due 11/15/2013	400	417
Charter Communications Holdings II LLC
10.250% due 09/15/2010	80	84
Charter Communications Operating LLC
8.375% due 04/30/2014	250	262
Continental Airlines, Inc.
9.798% due 04/01/2021	239	263
CSC Holdings, Inc.
7.250% due 07/15/2008	100	101
JetBlue Airways Corp.
9.610% due 03/15/2008	202	205
Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	250	244
Windstream Corp.
8.625% due 08/01/2016	125	138

		1,714

Utilities 1.6%
LCI International, Inc.
7.250% due 06/15/2007	100	101
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	500	525
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	250	256

		882

Total Corporate Bonds & Notes (Cost $2,880)		3,039

CONVERTIBLE BONDS & NOTES 69.3%
Banking & Finance 9.9%
American Equity Investment Life Holding Co.
5.250% due 12/06/2024	250	298
AngloGold Ashanti Holdings PLC
2.375% due 02/27/2009	100	103
Deutsche Bank AG
0.000% due 05/28/2008	550	602
0.950% due 01/26/2010 (a)	600	599
2.000% due 10/07/2009	300	286
ERP Operating LP
3.850% due 08/15/2026	250	258
Forest City Enterprises, Inc.
3.625% due 10/15/2011	500	534
Goldman Sachs Group, Inc.
3.439% due 09/20/2011	250	231
Host Marriott LP
3.250% due 04/15/2024	375	558
IXIS Financial Products, Inc.
0.800% due 06/15/2009	150	146
1.875% due 06/15/2009	150	150
Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009	500	565
Merrill Lynch & Co., Inc.
0.000% due 03/13/2032	350	466
Prudential Financial, Inc.
2.614% due 11/15/2035	125	128
U.S. Bancorp
3.615% due 09/20/2036	500	507
3.893% due 12/11/2035	175	179

		5,610

Industrials 53.2%
Actuant Corp.
2.000% due 11/15/2023	90	119
Alliant Techsystems, Inc.
2.750% due 02/15/2024	300	331
Allied Waste North America, Inc.
4.250% due 04/15/2034	250	240
Alza Corp.
0.000% due 07/28/2020	298	272
Amazon.com, Inc.
4.750% due 02/01/2009	141	139
American Tower Corp.
3.000% due 08/15/2012	350	667
Amgen, Inc.
0.000% due 03/01/2032	1,025	773
0.125% due 02/01/2011	800	784
Amkor Technology, Inc.
2.500% due 05/15/2011	250	238
Amylin Pharmaceuticals, Inc.
2.500% due 04/15/2011	100	126
Armor Holdings, Inc.
2.000% due 11/01/2024	430	520
ArvinMeritor, Inc.
4.625% due 03/01/2026	250	282
Bausch & Lomb, Inc.
6.048% due 08/01/2023	225	262
Bristol-Myers Squibb Co.
4.860% due 09/15/2023	250	251
Caesars Entertainment, Inc.
5.374% due 04/15/2024	250	325
Carnival Corp.
2.000% due 04/15/2021	400	514
Cephalon, Inc.
0.000% due 06/15/2033	175	234
Ceradyne, Inc.
2.875% due 12/15/2035	250	301
Charter Communications, Inc.
5.875% due 11/16/2009	28	40
Chesapeake Energy Corp.
2.750% due 11/15/2035	250	254
Connetics Corp.
2.000% due 03/30/2015	325	324
Costco Wholesale Corp.
0.000% due 08/19/2017	100	121
Diamond Offshore Drilling, Inc.
1.500% due 04/15/2031	125	205
Edwards Lifesciences Corp.
3.875% due 05/15/2033	275	282
Electronic Data Systems Corp.
3.875% due 07/15/2023	150	160
Fisher Scientific International, Inc.
2.500% due 10/01/2023	255	505
Flextronics International Ltd.
1.000% due 08/01/2010	200	197
Fluor Corp.
1.500% due 02/15/2024	275	412
Ford Motor Co.
4.250% due 12/15/2036	900	966
Four Seasons Hotels, Inc.
1.875% due 07/30/2024	400	494
Genzyme Corp.
1.250% due 12/01/2023	350	366
Gilead Sciences, Inc.
0.625% due 05/01/2013	300	309
Goodyear Tire & Rubber Co.
4.000% due 06/15/2034	200	362
Hanover Compressor Co.
4.750% due 01/15/2014	200	287
Headwaters, Inc.
2.875% due 06/01/2016	100	103
Hilton Hotels Corp.
3.375% due 04/15/2023	452	716
ImClone Systems, Inc.
1.375% due 05/15/2024	200	182
Intel Corp.
2.950% due 12/15/2035	450	410
International Game Technology
0.000% due 01/29/2033	640	627
Interpublic Group of Cos., Inc.
4.500% due 03/15/2023	225	268
Invitrogen Corp.
2.000% due 08/01/2023	250	251
Juniper Networks, Inc.
0.000% due 06/15/2008	200	217
Keane, Inc.
2.000% due 06/15/2013	140	136
Lamar Advertising Co.
2.875% due 12/31/2010	260	354
Lockheed Martin Corp.
5.124% due 08/15/2033	775	1,032
Logix Communications Enterprises
1.500% due 10/01/2025	300	328
Lowe’s Cos., Inc.
0.000% due 02/16/2021	200	206
0.000% due 10/19/2021	100	109
Macrovision Corp.
2.625% due 08/15/2011	200	243
Magnum Hunter Resources, Inc.
5.360% due 12/15/2023	200	280
Manor Care, Inc.
2.625% due 04/15/2023	325	503
Masco Corp.
0.000% due 07/20/2031	275	130
Medtronic, Inc.
1.250% due 09/15/2021	550	553
1.625% due 04/15/2013	825	884
Millipore Corp.
3.750% due 06/01/2026	250	258
Nabors Industries, Inc.
0.000% due 06/15/2023	250	264
Nortel Networks Corp.
4.250% due 09/01/2008	250	243
Novell, Inc.
7.830% due 07/15/2024	150	146
Omnicare, Inc.
3.250% due 12/15/2035	250	218
Open Solutions, Inc.
1.467% due 02/02/2035	500	393
Placer Dome, Inc.
2.750% due 10/15/2023	120	165
Pride International, Inc.
3.250% due 05/01/2033	200	252
Qwest Communications International, Inc.
3.500% due 11/15/2025	250	392
Red Hat, Inc.
0.500% due 01/15/2024	450	483
RF Micro Devices, Inc.
1.500% due 07/01/2010	125	133
Roper Industries, Inc.
1.481% due 01/15/2034 (i)	450	295
SanDisk Corp.
1.000% due 05/15/2013	250	222
Schlumberger Ltd.
1.500% due 06/01/2023	355	628
SCI Systems, Inc.
3.000% due 03/15/2007	528	527
Scientific Games Corp.
0.750% due 12/01/2024	525	603
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018	450	413
Solectron Corp.
0.500% due 02/15/2034	325	268
St. Jude Medical, Inc.
2.800% due 12/15/2035	250	250
Symantec Corp.
1.000% due 06/15/2013	500	611
Synaptics, Inc.
0.750% due 12/01/2024	250	230
Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026	1,000	926
Transocean, Inc.
1.500% due 05/15/2021	250	293
UtStarcom, Inc.
0.875% due 03/01/2008	350	330
Walt Disney Co.
2.125% due 04/15/2023	675	824
Wyeth
5.109% due 01/15/2024	401	437
Wynn Resorts Ltd.
6.000% due 07/15/2015	125	512
Yahoo!, Inc.
0.000% due 04/01/2008	195	254
YRC Worldwide, Inc.
3.375% due 11/25/2023	304	347

		30,111

Utilities 6.2%
CenterPoint Energy, Inc.
3.750% due 05/15/2023	225	328
CMS Energy Corp.
3.375% due 07/15/2023	450	728
Commonwealth Telephone Enterprises, Inc.
3.250% due 07/15/2023	250	271
Duke Energy Corp.
1.750% due 05/15/2023	300	436
Lucent Technologies, Inc.
2.750% due 06/15/2023	489	528
Nextel Communications, Inc.
5.250% due 01/15/2010	125	123
PPL Energy Supply LLC
2.625% due 05/15/2023	525	758
Time Warner Telecom, Inc.
2.375% due 04/01/2026	250	316

		3,488

Total Convertible Bonds & Notes (Cost $34,382)		39,209

	Shares
COMMON STOCKS 7.5%
Capital Goods 0.4%
Tyco International Ltd.	7,200	219

Communications 0.5%
Citizens Communications Co.	10,000	144
Windstream Corp.	9,800	139

		283

Consumer Discretionary 0.3%
Xerox Corp. (b)	9,000	152

Consumer Services 2.0%
News Corp. ‘B’	24,800	552
Time Warner, Inc.	26,500	577

		1,129

Energy 1.0%
Ferrellgas Partners LP	7,400	158
Pioneer Natural Resources Co.	5,000	199
Suburban Propane Partners LP	5,200	198

		555

Healthcare 0.5%
Amylin
Pharmaceuticals, Inc. (b)	3,500	126
Triad Hospitals, Inc. (b)	3,800	159

		285

Technology 0.7%
Advanced Micro
Devices, Inc. (b)	7,600	155
Corning, Inc. (b)	5,000	94
Nortel Networks Corp. (b)	6,000	160

		409

Utilities 2.1%
Public Service Enterprise
Group, Inc.	4,090	272
Reliant Energy, Inc. (b)	14,149	201
TXU Corp.	2,600	141
Williams Cos., Inc.	21,800	569

		1,183

Total Common Stocks (Cost $3,504)		4,215

CONVERTIBLE PREFERRED STOCKS 13.8%
Communications 0.4%
Comcast Corp.
2.000% due 11/15/2029	6	240

Consumer Discretionary 3.8%
Celanese Corp.
4.250% due 12/31/2049	10,000	363
General Motors Corp.
5.250% due 03/06/2032	44,000	932
6.250% due 07/15/2033	27,000	614
Huntsman Corp.
5.000% due 02/16/2008	5,500	230

		2,139

Consumer Services 4.5%
Allied Waste Industries, Inc.
6.250% due 03/01/2008	2,000	660
Aspen Insurance Holdings Ltd.
5.625% due 12/31/2049	5,500	299
Fannie Mae
5.375% due 12/31/2049	3	300
Ford Motor Co. Capital Trust II
6.500% due 01/15/2032	12,500	427
Lehman Brothers Holdings, Inc.
6.250% due 10/15/2007	4,500	124
MetLife, Inc.
6.375% due 08/15/2008	11,200	343
Washington Mutual Capital Trust
5.375% due 05/03/2041	7,400	417

		2,570

Energy 4.0%
Chesapeake Energy Corp.
4.500% due 12/31/2049	5,000	466
El Paso Corp.
4.990% due 12/31/2049	550	730
Entergy Corp.
7.625% due 02/17/2009	8,000	476
NRG Energy, Inc.
4.000% due 12/31/2049	210	311
5.750% due 03/16/2009	1,000	270

		2,253

Healthcare 0.6%
Schering-Plough Corp.
6.000% due 09/14/2007	6,500	370

Utilities 0.5%
PNM Resources, Inc.
6.750% due 05/16/2008	5,000	264

Total Convertible Preferred Stocks (Cost $7,034)		7,836

Exchange-Traded Funds 1.0%
Standard & Poors Depository Receipts Trust Series I	4,100	581

Total Exchange-Traded Funds (Cost $560)		581

SHORT-TERM INSTRUMENTS 3.5%
Commercial Paper 1.9%
ING U.S. Funding LLC
5.240% due 01/29/2007	900	897
Spintab AB
5.250% due 01/30/2007	200	199

		1,096

Repurchase Agreements 1.5%
State Street Bank and Trust Co.
4.900% due 01/02/2007	865	865
(Dated 12/29/2006. Collateralized by Fannie Mae 5.750% due 02/15/2008 valued at $884. Repurchase proceeds are $865.)

U.S. Treasury Bills 0.1%
4.798% due 03/15/2007 (c)(e)	35	34

Total Short-Term Instruments (Cost $1,995)		1,995

Purchased Options (g) 0.1% (Cost $101)		39
Total Investments (d) 100.6% (Cost $50,456)		56,914
Written Options (h) (0.0%) (Premiums $14)		0
Other Assets and Liabilities (Net) (0.6%)		(353)

Net Assets 100.0%		$56,561

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Non-income producing security.

(c) Coupon represents a weighted average rate.

(d) As of December 31, 2006, portfolio securities with an aggregate value of $941 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $34 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond March Futures	Long	03/2007	9	$(22)

(f) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Owens-Illinois, Inc. 7.800% due 05/15/2018	Buy	(3.550%)	9/20/2011	$135	$(6)
Bear Stearns & Co., Inc.	Cablevision Systems Corp. 8.000% due 04/15/2012	Buy	(2.530%)	6/20/2011	600	1
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.530%	6/20/2007	150	0
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%	12/20/2008	250	3
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.670%)	12/20/2012	90	(3)
Credit Suisse First Boston	Tenet Healthcare Corp. 6.375% due 12/01/2011	Buy	(1.750%)	12/20/2008	250	(2)
Credit Suisse First Boston	Freescale Semiconductor, Inc. 7.125% due 07/15/2014	Buy	(2.250%)	12/20/2009	1,000	(24)
Credit Suisse First Boston	Tenet Healthcare Corp. 6.375% due 12/01/2011	Sell	3.650%	12/20/2010	250	9
Credit Suisse First Boston	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	3.600%	12/20/2011	250	8
Credit Suisse First Boston	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(4.300%)	12/20/2016	250	(9)
Deutsche Bank AG	JetBlue Airways Corp. 3.500% due 07/15/2033	Buy	(3.300%)	3/20/2008	250	0
Deutsche Bank AG	Freescale Semiconductor, Inc. 7.125% due 07/15/2014	Sell	2.600%	12/20/2009	1,000	34
JPMorgan Chase & Co.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.900%)	12/20/2008	250	(4)
JPMorgan Chase & Co.	Tenet Healthcare Corp. 6.375% due 12/01/2011	Sell	3.650%	12/20/2010	250	9
JPMorgan Chase & Co.	Cablevision Systems Corp. 8.000% due 04/15/2012	Sell	2.730%	6/20/2011	600	3
JPMorgan Chase & Co.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	3.600%	12/20/2011	250	8
JPMorgan Chase & Co.	Tenet Healthcare Corp. 6.375% due 12/01/2011	Buy	(4.700%)	12/20/2012	250	(8)
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	6/20/2007	200	1
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.830%	12/20/2010	500	6
Royal Bank of Scotland Group PLC	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.750%)	12/20/2008	500	(4)

						$22

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g) Purchased options outstanding on December 31, 2006:

Options on Securities	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - AMEX Ford Motor Co.	$10.000	1/19/2008	$45	$87	$32
Call - AMEX JetBlue Airways Corp.	23.375	1/19/2008	1,800	14	7

				$101	$39

(h) Written options outstanding on December 31, 2006:

Options on Securities	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call—AMEX Amylin Pharmaceuticals, Inc.	$50.000	1/20/2007	$4	$14	$0

(i) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Roper Industries, Inc.	1.481%	1/15/2034	3/8/2005	$226	$295	0.52%

See accompanying notes

Schedule of Investments

Developing Local Markets Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 44.5%
Banking & Finance 29.8%
American Express Bank FSB
5.410% due 06/22/2009		$1,900	$1,902
American Express Centurion Bank
5.350% due 05/07/2008		1,700	1,701
5.410% due 04/17/2009		10,000	10,010
American Express Credit Corp.
5.410% due 05/19/2009		1,400	1,401
American International Group, Inc.
5.365% due 06/23/2008		2,300	2,301
Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009		6,780	6,568
Banco Nacional de Desenvolvimento Economico e Social
5.167% due 06/16/2008		13,375	13,275
Banco Santander Chile
5.703% due 12/09/2009		12,000	12,055
Bank of America Corp.
5.372% due 09/25/2009		23,000	23,021
5.378% due 11/06/2009		3,200	3,202
Bank of America N.A.
5.361% due 12/18/2008		4,900	4,900
5.377% due 07/25/2008		15,000	15,013
Bank of Ireland
5.415% due 12/18/2009		19,700	19,674
Banque Centrale de Tunisie
7.500% due 09/19/2007		12,650	12,865
Bear Stearns Cos., Inc.
5.454% due 03/30/2009		10,750	10,768
5.606% due 01/31/2011		13,500	13,557
5.676% due 01/30/2009		9,900	9,950
Caterpillar Financial Services Corp.
5.422% due 10/09/2009		22,900	22,925
5.423% due 03/10/2009		7,100	7,110
5.426% due 08/11/2009		9,000	9,005
5.435% due 05/18/2009		13,200	13,224
Charter One Bank N.A.
5.430% due 04/24/2009		9,000	9,012
CIT Group, Inc.
5.435% due 12/19/2007		17,500	17,525
5.526% due 01/30/2009		27,000	27,079
Citigroup, Inc.
5.392% due 12/28/2009		19,000	19,011
5.406% due 12/26/2008		2,900	2,903
5.465% due 05/18/2011		8,900	8,911
5.525% due 05/18/2010		12,800	12,846
Commonwealth Bank of Australia
5.390% due 06/08/2009		1,600	1,601
DnB NORBank ASA
5.443% due 10/13/2009		1,500	1,501
Export-Import Bank of Korea
4.125% due 02/10/2009		2,900	2,836
4.250% due 11/27/2007		29,617	29,302
4.250% due 11/06/2008		1,404	1,377
4.500% due 08/12/2009		5,100	5,003
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		600	618
General Electric Capital Corp.
5.410% due 10/26/2009		2,600	2,601
5.480% due 12/15/2009		13,400	13,447
Goldman Sachs Group, Inc.
5.406% due 12/23/2008		3,000	3,001
5.455% due 12/22/2008		20,200	20,234
5.456% due 06/23/2009		9,000	9,012
5.464% due 11/10/2008		11,700	11,724
5.476% due 07/29/2008		18,900	18,940
5.570% due 03/02/2010		14,500	14,556
HBOS Treasury Services PLC
5.350% due 07/17/2008		1,500	1,501
5.410% due 12/08/2010		20,100	20,115
5.414% due 07/17/2009		15,300	15,320
HSBC Bank USA N.A.
5.426% due 07/28/2008		1,400	1,403
5.490% due 12/14/2009		1,750	1,757
HSBC Finance Corp.
5.375% due 05/21/2008		1,700	1,701
5.420% due 10/21/2009		2,400	2,402
5.490% due 09/15/2008		13,000	13,039
5.655% due 11/16/2009		8,700	8,762
6.538% due 11/13/2007		5,800	5,838
Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007		500	504
Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008		4,700	4,784
International Lease Finance Corp.
5.590% due 05/24/2010		9,000	9,041
5.714% due 04/20/2009		3,900	3,919
5.774% due 01/15/2010		5,000	5,044
John Deere Capital Corp.
5.424% due 04/15/2008		12,010	12,023
5.424% due 07/15/2008		9,000	9,008
JPMorgan Chase & Co.
5.400% due 06/26/2009		1,500	1,502
5.446% due 06/25/2010		19,700	19,728
5.562% due 10/02/2009		8,100	8,140
Lehman Brothers Holdings, Inc.
5.400% due 11/24/2008		1,700	1,701
5.415% due 12/23/2008		1,425	1,426
5.464% due 10/22/2008		6,500	6,511
5.464% due 01/23/2009		9,000	9,016
5.475% due 08/21/2009		22,000	22,027
5.576% due 12/23/2010		5,900	5,921
Malaysia Global Sukuk, Inc.
6.590% due 07/03/2007		22,100	22,261
MBNA Europe Funding PLC
5.450% due 09/07/2007		3,300	3,303
Merrill Lynch & Co., Inc.
5.395% due 12/22/2008		1,600	1,600
5.414% due 10/23/2008		3,500	3,502
5.461% due 06/16/2008		3,000	3,006
5.464% due 08/14/2009		11,700	11,713
5.466% due 01/30/2009		9,500	9,515
Morgan Stanley
5.390% due 11/21/2008		1,400	1,401
5.485% due 02/09/2009		9,000	9,020
5.499% due 02/15/2007		1,400	1,400
5.614% due 01/22/2009		8,900	8,908
National Australia Bank Ltd.
5.393% due 09/11/2009		23,400	23,423
Pemex Finance Ltd.
9.690% due 08/15/2009		6,951	7,515
Petroleum Export Ltd.
4.633% due 06/15/2010		1,073	1,057
5.265% due 06/15/2011		4,180	4,087
Royal Bank of Scotland Group PLC
5.365% due 12/21/2007		8,500	8,509
5.424% due 07/21/2008		1,900	1,902
Santander U.S. Debt S.A. Unipersonal
5.375% due 09/21/2007		1,500	1,502
5.425% due 09/19/2008		1,800	1,803
5.426% due 11/20/2009		9,000	9,006
5.428% due 02/06/2009		15,000	15,024
Skandinaviska Enskilda Banken AB
5.330% due 02/04/2008		1,800	1,801
SLM Corp.
5.517% due 07/27/2009		31,700	31,778
5.577% due 01/26/2009		4,300	4,318
Societe Generale NY
5.258% due 06/11/2007		1,300	1,300
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008		16,085	16,093
Universal City Florida Holding Co. I
10.121% due 05/01/2010		6,500	6,744
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008		22,300	22,339
6.115% due 09/21/2007		49,600	49,747
8.276% due 07/30/2007		3,000	3,051
Wachovia Bank N.A.
5.430% due 05/25/2010		9,000	9,010
5.440% due 12/02/2010		9,000	9,013
Wachovia Corp.
5.410% due 12/01/2009		19,500	19,513
5.426% due 10/28/2008		6,000	6,010
5.480% due 03/15/2011		9,000	9,021
5.506% due 10/15/2011		22,800	22,844
Wells Fargo & Co.
5.426% due 03/23/2010		26,400	26,441
5.460% due 09/15/2009		3,700	3,709
Westpac Banking Corp.
5.310% due 06/06/2008		3,500	3,501
World Savings Bank FSB
5.415% due 06/20/2008		1,600	1,603
5.415% due 05/08/2009		500	500
5.495% due 03/02/2009		5,650	5,669

			1,043,062

Industrials 10.2%
Allied Waste North America, Inc.
8.500% due 12/01/2008		2,300	2,429
Anadarko Petroleum Corp.
5.760% due 09/15/2009		22,900	23,011
Cablevision Systems Corp.
9.870% due 04/01/2009		5,000	5,300
Cisco Systems, Inc.
5.451% due 02/20/2009		2,700	2,704
Comcast Corp.
5.674% due 07/14/2009		9,000	9,026
Cox Communications, Inc.
5.910% due 12/14/2007		9,000	9,040
CSC Holdings, Inc.
7.875% due 12/15/2007		4,100	4,162
CSN Iron S.A.
9.125% due 06/01/2007		4,200	4,252
CSN Islands VII Corp.
10.750% due 09/12/2008		4,800	5,196
DaimlerChrysler N.A. Holding Corp.
5.790% due 03/13/2009		8,500	8,513
5.820% due 08/03/2009		9,300	9,322
EchoStar DBS Corp.
5.750% due 10/01/2008		8,750	8,739
El Paso Corp.
6.950% due 12/15/2007		4,700	4,765
7.625% due 08/16/2007		1,300	1,320
7.625% due 09/01/2008		2,300	2,380
Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008		2,298	2,528
FedEx Corp.
5.455% due 08/08/2007		5,900	5,908
Hewlett-Packard Co.
5.496% due 05/22/2009		1,700	1,704
Hilton Hotels Corp.
7.950% due 04/15/2007		2,000	2,019
HJ Heinz Co.
6.428% due 12/01/2008		4,300	4,379
Home Depot, Inc.
5.490% due 12/16/2009		1,800	1,801
Intelsat Subsidiary Holding Co. Ltd.
10.484% due 01/15/2012		3,000	3,041
JC Penney Corp., Inc.
7.600% due 04/01/2007		2,108	2,118
Mandalay Resort Group
10.250% due 08/01/2007		7,400	7,613
MGM Mirage
9.750% due 06/01/2007		15,350	15,619
Mirage Resorts, Inc.
6.750% due 08/01/2007		2,300	2,320
6.750% due 02/01/2008		1,350	1,365
Mobile Telesystems Finance S.A.
9.750% due 01/30/2008		5,900	6,131
Oracle Corp.
5.603% due 01/13/2009		9,000	9,018
Pemex Project Funding Master Trust
7.174% due 10/15/2009		12,088	12,523
8.500% due 02/15/2008		11,120	11,468
8.850% due 09/15/2007		15,976	16,367
9.375% due 12/02/2008		300	322
Qwest Communications International, Inc.
8.874% due 02/15/2009		5,900	6,003
Reynolds American, Inc.
6.500% due 06/01/2007		1,600	1,610
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		5,000	5,070
Safeway, Inc.
5.716% due 03/27/2009		2,000	2,007
Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007		33,525	34,041
Salomon Brothers AG for OAO Siberian Oil Co.
11.500% due 02/13/2007		26,500	26,779
Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007		15,870	16,600
Siemens Financieringsmaatschappij NV
5.424% due 08/14/2009		5,600	5,604
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		3,300	3,314
Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008		3,222	3,180
Time Warner, Inc.
5.606% due 11/13/2009		8,000	8,012
Transocean, Inc.
5.566% due 09/05/2008		9,000	9,010
United Technologies Corp.
5.439% due 06/01/2009		1,700	1,703
Wal-Mart Stores, Inc.
5.265% due 06/16/2008		3,800	3,800
Walt Disney Co.
5.453% due 09/10/2009		19,000	19,034
Williams Cos., Inc.
5.935% due 02/16/2007		1,600	1,604
Xerox Corp.
6.111% due 12/18/2009		3,600	3,672

			357,446

Utilities 4.5%
America Movil S.A. de C.V.
5.466% due 06/27/2008		19,000	18,987
6.005% due 04/27/2007		10,000	10,040
AT&T, Inc.
4.214% due 06/05/2021		8,900	8,875
5.464% due 05/15/2008		6,200	6,206
5.584% due 11/14/2008		4,600	4,616
BellSouth Corp.
5.474% due 08/15/2008		15,300	15,316
CMS Energy Corp.
7.500% due 01/15/2009		900	933
8.900% due 07/15/2008		1,400	1,470
9.875% due 10/15/2007		1,500	1,554
Deutsche Telekom International Finance BV
5.546% due 03/23/2009		3,300	3,307
8.000% due 06/15/2010		500	542
Dominion Resources, Inc.
5.554% due 11/14/2008		1,600	1,601
5.662% due 09/28/2007		4,800	4,803
Entergy Gulf States, Inc.
6.100% due 12/08/2008		6,300	6,317
Florida Power Corp.
5.774% due 11/14/2008		8,400	8,420
Korea Electric Power Corp.
4.250% due 09/12/2007		11,000	10,903
6.115% due 12/20/2007		1,200	1,207
Pemex Project Funding Master Trust
6.125% due 08/15/2008		7,000	7,073
Qwest Corp.
5.625% due 11/15/2008		2,900	2,918
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		3,990	3,897
Rogers Wireless, Inc.
8.485% due 12/15/2010		5,000	5,112
Romanian Thermal Power Plants
9.120% due 12/23/2007		5,514	5,669
Telefonica Emisones SAU
5.665% due 06/19/2009		5,000	5,010
Verizon Global Funding Corp.
5.504% due 08/15/2007		9,500	9,500
Vodafone Group PLC
5.424% due 06/29/2007		13,500	13,503

			157,779

Total Corporate Bonds & Notes (Cost $1,554,989)			1,558,288

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
5.410% due 12/25/2036		1,600	1,604
5.958% due 06/01/2043 - 09/01/2044		6,872	6,923
Federal Home Loan Bank
5.500% due 06/30/2008		1,800	1,801
Freddie Mac
4.493% due 08/01/2035		148	147
4.500% due 04/15/2019		621	618
5.000% due 08/15/2016		5,172	5,119
5.500% due 06/12/2008		6,000	6,001
5.610% due 08/25/2031		660	663
5.630% due 09/25/2031		674	675
5.700% due 12/15/2030		1,346	1,349
5.958% due 02/25/2045		5,488	5,481

Total U.S. Government Agencies (Cost $30,395)			30,381

MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Investment Trust
5.500% due 09/25/2035		962	963
Arkle Master Issuer PLC
5.330% due 11/19/2007		1,900	1,903
Bear Stearns Alt-A Trust
5.510% due 02/25/2034		1,500	1,501
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		1,500	1,518
Citigroup Commercial Mortgage Trust
5.420% due 11/15/2036		1,120	1,122
Commercial Mortgage Pass-Through Certificates
5.450% due 04/15/2017		2,113	2,115
6.455% due 05/15/2032		1,654	1,676
Countrywide Alternative Loan Trust
5.420% due 10/25/2046		4,963	4,967
5.530% due 02/20/2047		2,998	3,008
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2046		2,400	2,404
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.430% due 02/25/2037		1,600	1,601
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046		2,782	2,784
5.430% due 01/25/2047		1,500	1,500
5.620% due 11/25/2045		670	671
GS Mortgage Securities Corp. II
5.450% due 06/06/2020		1,229	1,230
Harborview Mortgage Loan Trust
5.440% due 12/19/2036		1,797	1,800
5.540% due 12/19/2036		4,697	4,705
5.590% due 03/19/2037		3,516	3,523
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		1,662	1,663
Indymac Index Mortgage Loan Trust
5.440% due 11/25/2046		1,681	1,687
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021		8,369	8,374
Merrill Lynch Floating Trust
5.420% due 06/15/2022		1,634	1,635
Residential Accredit Loans, Inc.
5.420% due 09/25/2046		1,842	1,842
5.650% due 08/25/2035		1,495	1,497
Sequoia Mortgage Trust
4.082% due 04/20/2035		993	973
Structured Asset Mortgage Investments, Inc.
5.420% due 08/25/2036		5,318	5,323
5.510% due 06/25/2036		1,291	1,292
5.570% due 05/25/2036		4,256	4,263
Structured Asset Securities Corp.
5.345% due 10/25/2035		1,711	1,709
TBW Mortgage-Backed Pass-Through Certificates
5.450% due 09/25/2036		1,339	1,341
5.460% due 12/25/2036		1,700	1,702
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		2,876	2,875
5.440% due 08/25/2036		14,145	14,127
5.470% due 04/25/2036		1,500	1,497
Wachovia Bank Commercial Mortgage Trust
5.440% due 09/15/2021		22,549	22,564
Washington Mutual, Inc.
5.557% due 01/25/2047		1,600	1,603
5.568% due 12/25/2046		1,736	1,742
5.640% due 08/25/2045		648	649
5.770% due 09/25/2046		4,852	4,883
5.777% due 10/25/2046		2,451	2,467
5.827% due 02/25/2046		2,525	2,543
6.027% due 11/25/2042		1,530	1,537

Total Mortgage-Backed Securities (Cost $128,647)			128,779

ASSET-BACKED SECURITIES 14.3%
Accredited Mortgage Loan Trust
5.510% due 09/25/2035		1,500	1,501
ACE Securities Corp.
5.370% due 08/25/2036		3,124	3,126
5.370% due 12/25/2036		1,531	1,532
5.400% due 10/25/2036		3,490	3,492
5.420% due 12/25/2035		1,784	1,785
5.460% due 10/25/2035		914	915
American Express Credit Account Master Trust
5.460% due 09/15/2010		1,600	1,603
Ameriquest Mortgage Securities, Inc.
5.430% due 01/25/2036		789	789
5.430% due 03/25/2036		558	558
Argent Securities, Inc.
5.370% due 09/25/2036		3,542	3,545
5.370% due 10/25/2036		7,118	7,123
5.390% due 06/25/2036		781	782
5.420% due 04/25/2036		663	664
5.430% due 03/25/2036		3,872	3,875
5.450% due 11/25/2035		331	331
5.470% due 10/25/2035		84	84
Asset-Backed Funding Certificates
5.360% due 09/25/2036		5,364	5,367
5.380% due 10/25/2036		3,103	3,105
5.380% due 11/25/2036		1,219	1,220
5.380% due 01/25/2037		1,376	1,377
5.700% due 06/25/2034		9,622	9,638
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		1,556	1,557
Bank One Issuance Trust
5.380% due 10/15/2009		1,700	1,701
5.460% due 02/15/2011		700	702
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036		1,447	1,448
5.400% due 10/25/2036		1,558	1,558
5.420% due 02/25/2036		262	262
5.430% due 12/25/2035		894	895
5.440% due 04/25/2036		1,337	1,338
5.550% due 09/25/2034		1,242	1,244
Capital One Auto Finance Trust
5.340% due 12/14/2007		1,200	1,201
Carrington Mortgage Loan Trust
5.390% due 05/25/2036		1,276	1,277
5.400% due 01/25/2037		1,400	1,402
Chase Credit Card Master Trust
5.450% due 10/15/2009		1,700	1,702
5.460% due 10/15/2010		1,600	1,604
5.460% due 02/15/2011		1,500	1,504
5.470% due 02/15/2010		2,425	2,429
Chase Issuance Trust
5.360% due 12/15/2010		1,700	1,702
5.370% due 02/15/2012		1,155	1,157
Citibank Credit Card Issuance Trust
5.435% due 03/20/2009		15,300	15,313
5.474% due 01/15/2010		1,400	1,403
Citigroup Mortgage Loan Trust, Inc.
5.390% due 08/25/2036		4,410	4,413
5.400% due 11/25/2036		1,800	1,801
Countrywide Asset-Backed Certificates
5.370% due 12/26/2036		1,600	1,602
5.370% due 03/25/2037		5,160	5,164
5.370% due 05/25/2037		2,980	2,982
5.370% due 12/25/2046		4,467	4,470
5.370% due 03/25/2047		5,893	5,897
5.380% due 03/25/2037		4,858	4,861
5.380% due 01/25/2046		11,248	11,256
5.400% due 01/25/2037		3,635	3,639
5.400% due 05/25/2037		1,500	1,500
5.410% due 09/25/2046		1,301	1,302
5.420% due 06/25/2036		1,878	1,879
5.420% due 07/25/2036		1,453	1,455
5.420% due 12/25/2036		1,400	1,401
5.430% due 06/25/2037		1,500	1,501
5.450% due 01/25/2036		5	4
5.460% due 10/25/2046		7,592	7,596
5.480% due 07/25/2036		1,490	1,491
5.510% due 02/25/2036		2,034	2,035
5.540% due 01/25/2036		1,250	1,251
Credit-Based Asset Servicing & Securitization LLC
5.410% due 11/25/2036		1,373	1,374
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		2,700	2,701
5.329% due 12/08/2007		1,500	1,501
FBR Securitization Trust
5.460% due 10/25/2035		212	212
5.530% due 09/25/2035		1,234	1,235
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		11,367	11,374
5.370% due 12/25/2036		1,164	1,165
5.420% due 01/25/2036		1,261	1,262
5.420% due 12/25/2037		1,500	1,501
5.440% due 01/25/2036		2,607	2,609
5.490% due 05/25/2035		682	683
Fremont Home Loan Trust
5.370% due 10/25/2036		1,396	1,397
5.390% due 02/25/2037		8,659	8,664
5.410% due 01/25/2037		1,600	1,599
5.440% due 01/25/2036		951	952
5.520% due 01/25/2036		1,800	1,802
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036		2,380	2,382
GSAMP Trust
5.390% due 09/25/2036		3,918	3,921
5.390% due 10/25/2036		2,203	2,204
5.440% due 11/25/2035		1,155	1,156
5.460% due 11/25/2035		404	404
HFC Home Equity Loan Asset-Backed Certificates
5.420% due 03/20/2036		1,400	1,402
Home Equity Asset Trust
5.440% due 10/25/2035		1,111	1,112
5.460% due 02/25/2036		1,082	1,083
Home Equity Mortgage Trust
5.440% due 05/25/2036		771	772
5.460% due 02/25/2036		563	564
Honda Auto Receivables Owner Trust
5.342% due 11/15/2007		1,561	1,562
HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036		1,629	1,630
5.400% due 12/25/2036		3,846	3,838
5.430% due 12/25/2035		1,647	1,649
Hyundai Auto Receivables Trust
5.348% due 11/15/2007		1,349	1,349
Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036		3,063	3,065
5.390% due 08/25/2036		1,362	1,363
5.410% due 04/25/2037		1,400	1,397
5.440% due 03/25/2036		3,962	3,965
IXIS Real Estate Capital Trust
5.410% due 08/25/2036		3,488	3,491
JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036		1,651	1,652
5.370% due 08/25/2036		7,228	7,232
5.400% due 08/25/2036		3,348	3,350
5.400% due 10/25/2036		1,643	1,644
5.420% due 03/25/2036		1,967	1,968
5.420% due 11/25/2036		1,554	1,555
5.430% due 08/25/2036		5,200	5,203
5.560% due 06/25/2035		1,483	1,487
Lehman XS Trust
5.420% due 05/25/2046		1,074	1,074
5.430% due 04/25/2046		5,458	5,462
5.430% due 08/25/2046		6,846	6,852
5.430% due 11/25/2046		6,935	6,938
5.440% due 05/25/2046		5,163	5,163
5.470% due 11/25/2036		5,244	5,246
Long Beach Mortgage Loan Trust
5.360% due 07/25/2036		2,068	2,070
5.360% due 11/25/2036		1,464	1,465
5.380% due 06/25/2036		985	986
5.380% due 10/25/2036		2,439	2,441
5.410% due 04/25/2036		2,347	2,349
5.420% due 03/25/2036		4,008	4,011
5.430% due 02/25/2036		2,589	2,591
5.440% due 01/25/2036		1,999	2,000
5.550% due 11/25/2034		258	258
5.630% due 10/25/2034		8,450	8,459
MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036		1,549	1,550
5.400% due 03/25/2036		2,215	2,217
5.410% due 11/25/2036		1,600	1,602
5.430% due 01/25/2036		4,603	4,607
5.500% due 11/25/2035		3,069	3,072
MBNA Credit Card Master Note Trust
5.460% due 08/17/2009		3,750	3,753
5.470% due 08/16/2010		1,800	1,804
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037		919	919
5.390% due 07/25/2037		4,489	4,491
5.400% due 05/25/2037		5,069	5,072
5.400% due 09/25/2037		7,040	7,043
5.420% due 08/25/2036		5,300	5,305
5.420% due 02/25/2037		1,730	1,731
5.440% due 10/25/2037		1,646	1,647
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		1,726	1,726
5.370% due 09/25/2036		3,362	3,364
5.370% due 10/25/2036		1,600	1,600
5.390% due 06/25/2036		1,167	1,167
5.410% due 03/25/2036		2,752	2,754
5.430% due 12/25/2035		539	540
Morgan Stanley Capital I
5.420% due 02/25/2036		5,496	5,500
5.470% due 02/25/2036		1,400	1,402
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036		1,530	1,531
Nelnet Student Loan Trust
5.338% due 09/25/2012		1,500	1,500
New Century Home Equity Loan Trust
5.420% due 08/25/2036		4,216	4,218
5.460% due 09/25/2035		131	131
5.470% due 10/25/2035		292	292
Newcastle Mortgage Securities Trust
5.420% due 03/25/2036		991	991
Nissan Auto Lease Trust
5.347% due 12/14/2007		1,326	1,327
Nomura Home Equity Loan, Inc.
5.430% due 02/25/2036		586	586
Option One Mortgage Loan Trust
5.400% due 07/25/2036		1,204	1,204
5.450% due 11/25/2035		370	371
Park Place Securities, Inc.
5.510% due 09/25/2035		464	464
Renaissance Home Equity Loan Trust
5.500% due 11/25/2035		66	66
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		1,639	1,640
5.400% due 02/25/2036		2,466	2,468
5.400% due 10/25/2036		4,870	4,873
5.450% due 08/25/2046		1,400	1,401
5.460% due 05/25/2025		243	244
Residential Asset Securities Corp.
5.360% due 06/25/2036		3,087	3,089
5.360% due 08/25/2036		3,976	3,979
5.390% due 11/25/2036		1,731	1,732
5.400% due 10/25/2036		4,036	4,039
5.410% due 04/25/2036		3,405	3,407
5.420% due 02/25/2036		2,010	2,011
5.420% due 07/25/2036		6,114	6,118
5.420% due 11/25/2036		2,973	2,975
5.430% due 01/25/2036		2,339	2,341
5.460% due 10/25/2035		292	292
Residential Funding Mortgage Securities II, Inc.
5.490% due 09/25/2035		691	691
SACO I, Inc.
5.430% due 04/25/2036		491	491
5.460% due 11/25/2020		126	126
5.460% due 12/25/2035		154	154
Saxon Asset Securities Trust
5.380% due 11/25/2036		7,641	7,645
Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036		1,617	1,618
5.410% due 03/25/2036		1,430	1,430
5.430% due 11/25/2036		1,400	1,401
SG Mortgage Securities Trust
5.450% due 10/25/2035		220	220
SLC Student Loan Trust
5.330% due 12/15/2010		770	770
SLM Student Loan Trust
5.323% due 07/25/2013		1,600	1,600
5.345% due 10/25/2012		5,200	5,199
5.392% due 04/25/2012		3,000	3,000
Soundview Home Equity Loan Trust
5.370% due 10/25/2036		6,870	6,875
5.380% due 11/25/2036		3,500	3,499
5.410% due 12/25/2036		1,500	1,501
5.410% due 01/25/2037		1,500	1,501
5.420% due 05/25/2036		2,084	2,085
5.420% due 10/25/2036		1,652	1,653
5.460% due 11/25/2035		288	289
5.520% due 04/25/2035		371	371
5.580% due 06/25/2035		1,572	1,574
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		1,315	1,316
5.395% due 11/25/2037		1,635	1,634
5.410% due 02/25/2037		949	949
Structured Asset Investment Loan Trust
5.370% due 07/25/2036		1,098	1,099
5.440% due 07/25/2035		271	271
Structured Asset Securities Corp.
4.900% due 04/25/2035		809	782
5.370% due 10/25/2036		6,123	6,128
5.430% due 11/25/2035		1,385	1,386
Triad Auto Receivables Owner Trust
5.341% due 11/13/2007		2,010	2,012
Wachovia Auto Owner Trust
5.358% due 11/09/2007		1,257	1,258
Washington Mutual Asset-Backed Certificates
5.410% due 10/25/2036		1,456	1,457
Wells Fargo Home Equity Trust
5.400% due 01/25/2037		1,500	1,502

Total Asset-Backed Securities (Cost $500,490)			500,750

SOVEREIGN ISSUES 9.7%
Chile Government International Bond
5.625% due 07/23/2007		405	407
5.776% due 01/28/2008		12,100	12,151
Development Bank of Kazakhstan JSC
7.125% due 10/10/2007		1,800	1,829
El Salvador Government International Bond
10.000% due 01/15/2007		3,200	3,214
Guatemala Government Bond
8.500% due 08/03/2007		4,450	4,542
Korea Development Bank
3.875% due 03/02/2009		7,470	7,256
4.250% due 11/13/2007		3,225	3,191
4.750% due 07/20/2009		26,500	26,179
5.496% due 10/31/2008		6,300	6,294
5.774% due 10/20/2009		51,513	51,886
Mexico Government International Bond
4.625% due 10/08/2008		1,500	1,483
6.073% due 01/13/2009		82,800	83,649
Panama Government International Bond
8.250% due 04/22/2008		7,283	7,502
Russia Government International Bond
8.250% due 03/31/2010		22,089	23,147
10.000% due 06/26/2007		76,375	78,185
Ukraine Government International Bond
8.902% due 08/05/2009		16,500	17,546
11.000% due 03/15/2007		10,046	10,168
Venezuela Government International Bond
6.250% due 03/30/2007		238	239
6.250% due 12/18/2007		738	740
9.125% due 06/18/2007		3,000	3,045

Total Sovereign Issues (Cost $342,006)			342,653

FOREIGN CURRENCY-DENOMINATED ISSUES 1.6%
America Movil S.A. de C.V.
8.460% due 12/18/2036	MXN	42,900	3,930
Argentina Bonos
2.000% due 09/30/2014	ARS	2,000	720
Aries Vermoegensverwaltungs GmbH
6.919% due 10/25/2007	EUR	9,500	12,900
Brazilian Government International Bond
6.000% due 05/15/2045	BRL	11,250	7,157
12.500% due 01/05/2022		16,940	9,027
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	224,500	21,768

Total Foreign Currency-Denominated Issues (Cost $52,710)			55,502

SHORT-TERM INSTRUMENTS 22.4%
Certificates of Deposit 0.9%
Barclays Bank PLC
5.295% due 01/29/2007		$3,300	3,300
BNP Paribas
5.292% due 05/28/2008		4,500	4,501
Fortis Bank
5.265% due 04/28/2008		1,800	1,800
Nordea Bank Finland
5.262% due 03/31/2008		1,800	1,800
5.308% due 05/28/2008		4,500	4,502
Skandinaviska Enskilda Banken AB
5.270% due 10/03/2007		1,800	1,800
5.272% due 07/06/2007		3,200	3,200
Societe Generale NY
5.258% due 06/20/2007		1,400	1,400
Unicredito Italiano NY
5.360% due 05/06/2008		4,800	4,800
5.370% due 05/29/2008		4,400	4,401

			31,504

Commercial Paper 20.7%
Abbey National N.A. LLC
5.245% due 01/08/2007		5,100	5,096
ASB Finance Ltd.
5.250% due 01/26/2007		500	498
5.250% due 02/27/2007		93,800	93,048
Bank of America Corp.
5.250% due 01/12/2007		6,100	6,092
Bank of Ireland
5.245% due 01/30/2007		93,700	93,331
Barclays U.S. Funding Corp.
5.250% due 01/30/2007		72,600	72,314
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		4,100	3,997
Danske Corp.
5.255% due 01/18/2007		16,600	16,564
5.260% due 01/04/2007		72,200	72,189
DnB NORBank ASA
5.250% due 01/16/2007		58,700	58,589
General Electric Capital Corp.
5.250% due 01/17/2007		84,800	84,627
Nordea N.A., Inc.
5.240% due 02/02/2007		22,900	22,800
Rabobank USA Financial Corp.
5.280% due 01/02/2007		45,700	45,700
Societe Generale NY
5.245% due 01/08/2007		5,000	4,996
Time Warner, Inc.
5.360% due 04/12/2007		1,700	1,674
UBS Finance Delaware LLC
5.185% due 04/02/2007		55,100	54,347
5.205% due 01/26/2007		12,100	12,060
5.240% due 01/22/2007		35,600	35,502
5.245% due 01/08/2007		5,800	5,796
Viacom, Inc.
5.620% due 05/29/2007		13,400	13,400
Westpac Trust Securities NZ Ltd.
5.245% due 01/18/2007		20,300	20,256
5.245% due 01/25/2007		1,800	1,794

			724,670

Repurchase Agreements 0.3%
Lehman Brothers, Inc.
4.850% due 01/02/2007		12,000	12,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $12,295. Repurchase proceeds are $12,006.)

Tri-Party Repurchase Agreements 0.2%
State Street Bank and Trust Co.
4.900% due 01/02/2007		9,096	9,096
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $9,279. Repurchase proceeds are $9,101.)

Egypt Treasury Bills 0.3%
8.197% due 01/30/2007	EGP	54,000	9,402

Total Short-Term Instruments (Cost $786,665)			786,672

Total Investments (a) 97.1% (Cost $3,395,902)			$3,403,025
Other Assets and Liabilities (Net) 2.9%			102,501

Net Assets 100.0%			$3,505,526

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) As of December 31, 2006, portfolio securities with an aggregate value of $98,903 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(b) Swap agreements outstanding on December 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.060%	1/2/2009	BRL	13,200	$253
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.125%	1/2/2009		8,400	165
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.120%	1/4/2010		17,000	260
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.190%	1/4/2010		34,000	542
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	1/2/2009		31,000	669
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	1/2/2009		25,000	707
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	1/2/2009		7,300	146
Morgan Stanley	BRL-CDI-Compounded	Pay	16.120%	7/2/2007		12,900	127
Morgan Stanley	BRL-CDI-Compounded	Pay	14.630%	1/2/2009		50,100	772
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	8/3/2016	MXN	17,100	104
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	10.160%	6/2/2016		80,000	1,178
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	8/3/2016		17,100	101
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		115,000	657
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		30,000	158
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	9/12/2016		200,000	1,297
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	4/17/2009		80,700	179
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	10.280%	6/7/2016		57,000	906
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	8/12/2015		7,000	90

							$8,311

(c) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	82,433	01/2007	$811	$0	$811
Sell		4,300	01/2007	0	(11)	(11)
Buy		237,783	05/2007	1,688	0	1,688
Sell		11,080	05/2007	0	(82)	(82)
Buy		8,011	06/2007	73	0	73
Sell		4,300	06/2007	0	(21)	(21)
Buy	CLP	27,346,332	01/2007	0	(2,003)	(2,003)
Buy		23,625,530	02/2007	287	(201)	86
Buy		16,756,280	05/2007	0	(376)	(376)
Buy		11,800,712	06/2007	0	(227)	(227)
Buy	CNY	134,169	02/2007	142	0	142
Sell		155,408	02/2007	4	(33)	(29)
Buy		146,653	03/2007	109	0	109
Buy		77,887	05/2007	169	0	169
Buy		683,513	07/2007	1,709	0	1,709
Sell		70,849	07/2007	0	(138)	(138)
Buy		100,337	09/2007	294	0	294
Sell		22,893	09/2007	0	(48)	(48)
Buy		762	11/2007	2	0	2
Sell		37,640	11/2007	0	(41)	(41)
Buy		12,803	12/2007	1	0	1
Buy	COP	33,409,000	01/2007	1,074	0	1,074
Sell		4,580,000	01/2007	0	(43)	(43)
Buy		37,687,980	04/2007	888	0	888
Buy		60,940,000	06/2007	601	0	601
Buy	CZK	3,956,324	04/2007	14,695	0	14,695
Sell		104,880	04/2007	0	(80)	(80)
Buy		2,793,011	05/2007	636	0	636
Buy	EUR	23,256	01/2007	224	0	224
Sell		190	01/2007	0	0	0
Buy	GBP	140	01/2007	2	0	2
Buy	HKD	1,023,284	01/2007	0	(171)	(171)
Sell		1,023,284	01/2007	106	0	106
Buy		790,352	02/2007	0	(61)	(61)
Buy	IDR	285,025,325	01/2007	1,611	0	1,611
Sell		285,025,000	01/2007	0	(448)	(448)
Buy		293,711,800	02/2007	1,012	0	1,012
Buy		268,050,000	04/2007	1,131	0	1,131
Buy		257,530,000	07/2007	207	0	207
Buy	ILS	273,162	03/2007	0	(367)	(367)
Buy		113,575	04/2007	385	0	385
Buy	INR	1,067,161	02/2007	832	0	832
Sell		134,700	02/2007	0	(19)	(19)
Buy		1,641,827	04/2007	1,219	0	1,219
Buy		1,339,010	05/2007	463	0	463
Buy	JPY	3,119,640	01/2007	0	(101)	(101)
Sell		1,838,179	01/2007	65	0	65
Buy		4,635,028	02/2007	0	(528)	(528)
Buy	KRW	48,384,530	01/2007	686	0	686
Sell		48,384,530	01/2007	247	(20)	227
Buy		108,914,039	02/2007	2,219	(17)	2,202
Buy		20,655,973	03/2007	460	(1)	459
Sell		4,767,500	03/2007	0	(135)	(135)
Buy		31,901,705	04/2007	112	(88)	24
Buy	KZT	1,180,855	01/2007	58	0	58
Buy		37,890	05/2007	0	(1)	(1)
Buy	MXN	1,283,032	01/2007	2,835	0	2,835
Sell		238,441	01/2007	0	(55)	(55)
Buy		1,591,016	04/2007	2,648	(10)	2,638
Buy		1,292,188	05/2007	76	0	76
Sell		32,889	05/2007	0	(27)	(27)
Buy	MYR	151,319	01/2007	1,157	0	1,157
Sell		151,319	01/2007	0	(232)	(232)
Buy		142,180	03/2007	1,125	0	1,125
Buy		151,319	07/2007	132	0	132
Buy	PLN	386,362	04/2007	4,836	(5)	4,831
Sell		8,969	04/2007	0	(101)	(101)
Buy		305,443	05/2007	5,175	0	5,175
Buy		465,602	06/2007	0	(2,055)	(2,055)
Buy	RUB	1,503,563	01/2007	534	0	534
Buy		804,895	02/2007	1,574	0	1,574
Sell		48,788	03/2007	0	(19)	(19)
Buy		935,693	05/2007	398	0	398
Buy		1,301,516	08/2007	577	0	577
Sell		111,725	09/2007	19	0	19
Buy		235,665	12/2007	0	(31)	(31)
Buy	SGD	229,994	01/2007	3,907	0	3,907
Sell		185,974	01/2007	0	(614)	(614)
Buy		324,867	02/2007	3,289	0	3,289
Buy		5,148	03/2007	61	0	61
Sell		108	03/2007	0	0	0
Buy		197,098	04/2007	894	0	894
Buy	SKK	2,005,030	04/2007	8,448	0	8,448
Sell		53,320	04/2007	0	(49)	(49)
Buy		1,199,956	05/2007	4,104	0	4,104
Buy	THB	1,188,638	02/2007	1,206	0	1,206
Buy		636,538	03/2007	306	0	306
Buy	TRY	83,423	01/2007	5,702	0	5,702
Buy		11,740	04/2007	462	0	462
Buy		103,749	05/2007	2,900	0	2,900
Sell		10,777	05/2007	0	(239)	(239)
Buy		89,818	07/2007	2,769	0	2,769
Buy	TWD	1,253,335	01/2007	270	0	270
Sell		1,253,335	01/2007	26	(14)	12
Buy		1,751,670	02/2007	707	(107)	600
Sell		161,800	02/2007	13	0	13
Buy		829,830	03/2007	0	(36)	(36)
Buy	ZAR	775,192	05/2007	7,584	0	7,584
Buy		569,508	06/2007	414	0	414

				$98,370	$(8,855)	$89,515

See accompanying notes

Schedule of Investments

Diversified Income Fund

December 31, 2006 (Unaudited)

		Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 2.5%
Allied Waste North America, Inc.
5.322% due 01/15/2012		$1,107		$1,111
7.120% due 01/15/2012		475		476
7.130% due 01/15/2012		452		453
7.170% due 01/15/2012		1,299		1,303
7.270% due 01/15/2012		565		566
Amadeus Global Travel Distribution S.A.
8.117% due 04/08/2013		2,500		2,522
8.617% due 04/08/2014		2,500		2,531
Appleton Papers, Inc.
7.640% due 06/11/2010		121		121
7.650% due 06/11/2010		121		121
Charter Communications Operating LLC
8.005% due 04/25/2013		3,500		3,527
CSC Holdings, Inc.
7.072% due 03/29/2013		110		110
7.080% due 02/24/2013		5		5
7.120% due 03/29/2013		573		574
7.122% due 03/29/2013		458		459
7.126% due 02/24/2013		849		850
Ford Motor Co.
8.360% due 11/29/2013		1,000		1,001
General Motors Acceptance Corp.
7.745% due 11/27/2013		1,000		1,002
Georgia-Pacific Corp.
7.300% due 12/20/2012		6,095		6,131
7.350% due 12/20/2012		381		383
7.367% due 12/20/2012		1,464		1,472
HCA, Inc.
8.114% due 11/14/2013		2,500		2,531
Hertz Corp.
5.390% due 12/21/2012		222		224
7.350% due 12/21/2012		4		4
7.380% due 12/21/2012		76		76
7.580% due 12/21/2012		506		510
7.600% due 12/20/2012		489		493
7.700% due 12/21/2012		185		186
7.730% due 12/21/2012		506		510
Ineos Group Holdings PLC
7.339% due 10/07/2013		1,500		1,518
7.339% due 10/07/2014		1,500		1,524
Kingdom of Morocco
5.688% due 01/05/2009		37		37
Lukoil Finance Ltd.
6.050% due 01/11/2009		5,000		4,974
Metro-Goldwyn-Mayer, Inc.
7.749% due 04/08/2011		3,951		3,915
7.749% due 04/08/2012		1,995		1,979
Reynolds American, Inc.
7.104% due 05/31/2012		1,371		1,382
7.188% due 05/31/2012		1,048		1,057
7.250% due 05/31/2012		74		75
Shackleton Re Ltd.
12.968% due 08/01/2008		1,500		1,500
13.468% due 08/01/2008		500		508

Total Bank Loan Obligations (Cost $47,576)				47,721

CORPORATE BONDS & NOTES 49.0%
Banking & Finance 12.9%
ABX Financing Co.
6.350% due 10/15/2036		2,100		2,097
AES El Salvador Trust
6.750% due 02/01/2016		11,800		11,797
AES Ironwood LLC
8.857% due 11/30/2025		1,628		1,836
AES Red Oak LLC
8.540% due 11/30/2019		2,692		2,941
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		220		253
American Honda Finance Corp.
4.500% due 05/26/2009		500		492
American International Group, Inc.
2.875% due 05/15/2008		1,000		968
5.365% due 06/23/2008		1,000		1,001
Asahi Finance Cayman Ltd.
5.700% due 12/31/2049		1,000		1,006
Atlantic & Western Re Ltd.
11.372% due 01/09/2007		5,500		5,503
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		1,980		1,993
Banco Santander Chile
5.703% due 12/09/2009		5,000		5,023
Bank of America Corp.
3.875% due 01/15/2008		920		906
BankAmerica Instit-A
8.070% due 12/31/2026		500		521
Banque Centrale de Tunisie
7.375% due 04/25/2012		3,375		3,672
7.500% due 09/19/2007		2,500		2,542
8.250% due 09/19/2027		570		705
BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014		2,600		2,886
Bear Stearns Cos., Inc.
4.500% due 10/28/2010		1,000		976
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500		481
Bluewater Finance Ltd.
10.250% due 02/15/2012		2,050		2,158
C5 Capital SPV Ltd.
6.196% due 12/01/2049		200		200
C10 Capital SPV Ltd.
6.722% due 12/01/2049		2,000		2,002
Calabash Re II Ltd.
16.246% due 01/08/2010 (a)		1,000		1,001
Caterpillar Financial Services Corp.
4.500% due 06/15/2009		1,000		984
Citicorp
6.375% due 11/15/2008		400		408
Citigroup Capital II
7.750% due 12/01/2036		100		103
Citigroup, Inc.
6.000% due 02/21/2012		650		671
Columbia University
6.875% due 12/15/2015		500		541
Commonwealth Bank of Australia
6.024% due 03/29/2049		3,400		3,446
Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		7,032		7,208
Export-Import Bank of China
4.875% due 07/21/2015		2,050		1,983
5.250% due 07/29/2014		6,625		6,606
Ferrellgas Escrow LLC
6.750% due 05/01/2014		2,000		1,955
First Empire Capital Trust II
8.277% due 06/01/2027		500		525
Ford Motor Credit Co.
7.250% due 10/25/2011		1,400		1,372
8.000% due 12/15/2016		12,100		11,977
Forest City Enterprises, Inc.
6.500% due 02/01/2017		1,000		985
7.625% due 06/01/2015		375		384
Foundation Re II Ltd.
12.123% due 11/26/2010		1,800		1,800
Frank Russell Co.
5.625% due 01/15/2009		500		504
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		1,400		1,441
General Electric Capital Corp.
5.450% due 01/15/2013		5,000		5,054
5.875% due 02/15/2012		500		515
General Motors Acceptance Corp.
6.274% due 01/16/2007		300		300
6.750% due 12/01/2014		600		617
7.000% due 02/01/2012		100		103
7.250% due 03/02/2011		5,250		5,465
8.000% due 11/01/2031		5,800		6,678
General RE Corp.
9.000% due 09/12/2009		500		545
Goldman Sachs Group, Inc.
4.750% due 07/15/2013		1,225		1,184
5.250% due 10/15/2013		2,400		2,386
5.700% due 09/01/2012		165		168
5.704% due 07/23/2009		2,150		2,165
6.125% due 02/15/2033		45		46
7.350% due 10/01/2009		500		528
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		1,500		1,505
HBOS PLC
5.920% due 09/29/2049		5,000		4,913
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		2,900		3,067
HSBC Bank USA N.A.
4.625% due 04/01/2014		400		382
HSBC Capital Funding LP
4.610% due 12/29/2049		4,700		4,389
HSBC Finance Corp.
4.125% due 12/15/2008		500		490
4.750% due 07/15/2013		120		117
6.400% due 06/17/2008		950		965
HSBC Holdings PLC
6.500% due 05/02/2036		5,800		6,261
Idearc, Inc.
8.000% due 11/15/2016		2,800		2,856
Industrial Bank of Korea
4.000% due 05/19/2014		30		29
Intergas Finance BV
6.875% due 11/04/2011		1,800		1,865
International Lease Finance Corp.
5.774% due 01/15/2010		3,000		3,027
J. Paul Getty Trust
5.875% due 10/01/2033		1,000		1,000
JPMorgan Chase & Co.
5.416% due 06/26/2009		500		501
Kazkommerts International BV
8.500% due 04/16/2013		350		375
KRATON Polymers LLC
8.125% due 01/15/2014		2,000		2,010
Lehman Brothers Holdings, Inc.
5.464% due 10/22/2008		2,000		2,003
M&I Capital Trust A
7.650% due 12/01/2026		500		518
Majapahit Holding BV
7.250% due 10/17/2011		8,200		8,456
7.750% due 10/17/2016		600		638
MBNA Capital B
6.171% due 02/01/2027		3,000		2,997
MetLife, Inc.
5.375% due 12/15/2012		45		45
Mizuho JGB Investment LLC
9.870% due 12/29/2049		600		636
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		3,450		3,586
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,400		2,440
Mystic Re Ltd.
11.670% due 12/05/2008		1,100		1,100
14.370% due 12/05/2008		850		849
National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		750		725
7.250% due 03/01/2012		2,315		2,518
Nationwide Mutual Insurance Co.
8.250% due 12/01/2031		500		615
Pemex Finance Ltd.
8.020% due 05/15/2007		139		139
9.690% due 08/15/2009		798		863
Petroleum Export Ltd.
5.265% due 06/15/2011		8,174		7,992
Petroleum Export Ltd. II
6.340% due 06/20/2011		4,084		4,012
Rabobank Capital Funding II
5.260% due 12/29/2049		860		842
Residential Capital Corp.
6.375% due 06/30/2010		750		759
Rotech Healthcare, Inc.
9.500% due 04/01/2012		1,775		1,748
Royal Bank of Scotland Group PLC
5.770% due 07/06/2012		1,500		1,501
9.118% due 03/31/2049		500		554
RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		1,000		1,028
7.175% due 05/16/2013		2,350		2,482
Sally Holdings LLC
9.250% due 11/15/2014		1,000		1,024
Shackleton Re Ltd.
13.376% due 02/07/2008		500		504
Socgen Real Estate Co. LLC
7.640% due 12/29/2049		500		508
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		2,100		2,056
Swiss Bank Corp. NY
7.000% due 10/15/2015		500		555
Tenneco, Inc.
8.625% due 11/15/2014		2,650		2,716
10.250% due 07/15/2013		2,700		2,970
TNB Capital Ltd.
5.250% due 05/05/2015		570		563
TNK-BP Finance S.A.
7.500% due 07/18/2016		6,850		7,328
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500		1,526
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250		267
Universal City Development Partners
11.750% due 04/01/2010		500		538
Universal City Florida Holding Co. I
8.375% due 05/01/2010		500		515
Ventas Realty LP
6.500% due 06/01/2016		400		412
6.750% due 04/01/2017		1,785		1,852
8.750% due 05/01/2009		750		801
9.000% due 05/01/2012		800		908
Vita Capital III Ltd.
6.466% due 01/01/2011		3,150		3,149
VTB Capital S.A. for Vneshtorgbank
6.115% due 09/21/2007		10,100		10,130
8.276% due 07/30/2007		1,400		1,424
Wachovia Corp.
5.250% due 08/01/2014		500		495
Wells Fargo Capital X
5.950% due 12/15/2036		700		688
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,000		1,142

				246,476

Industrials 26.8%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		2,900		2,770
Albertson’s, Inc.
7.750% due 06/15/2026		2,150		2,155
Allied Waste North America, Inc.
7.250% due 03/15/2015		3,500		3,522
8.500% due 12/01/2008		995		1,051
American Greetings Corp.
7.375% due 06/01/2016		3,500		3,614
AmeriGas Partners LP
7.125% due 05/20/2016		3,200		3,216
7.250% due 05/20/2015		500		509
Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011		500		513
Argo-Tech Corp.
9.250% due 06/01/2011		10		11
Armor Holdings, Inc.
8.250% due 08/15/2013		325		340
ArvinMeritor, Inc.
8.750% due 03/01/2012		2,500		2,581
AstraZeneca PLC
5.400% due 06/01/2014		500		503
Atlantic Richfield Co.
8.530% due 02/27/2012		500		572
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000		949
BHP Billiton Finance USA Ltd.
5.250% due 12/15/2015		7,300		7,197
6.750% due 11/01/2013		1,500		1,612
Boise Cascade LLC
8.249% due 10/15/2012		500		504
Bombardier, Inc.
8.000% due 11/15/2014		2,300		2,369
Bon-Ton Stores, Inc.
10.250% due 03/15/2014		1,725		1,772
Bowater Canada Finance
7.950% due 11/15/2011		1,500		1,478
Boyd Gaming Corp.
7.125% due 02/01/2016		1,000		1,000
Brinker International, Inc.
5.750% due 06/01/2014		500		487
Buhrmann U.S., Inc.
7.875% due 03/01/2015		700		686
8.250% due 07/01/2014		1,850		1,845
Caesars Entertainment, Inc.
7.000% due 04/15/2013		500		512
7.500% due 09/01/2009		5,000		5,191
8.875% due 09/15/2008		335		350
CanWest Media, Inc.
8.000% due 09/15/2012		1,803		1,891
CBS Corp.
5.625% due 08/15/2012		3,500		3,457
CCO Holdings LLC
8.750% due 11/15/2013		1,750		1,827
CDRV Investors, Inc.
9.860% due 12/01/2011		725		711
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011		1,500		1,618
Chart Industries, Inc.
9.125% due 10/15/2015		700		742
Charter Communications Holdings II LLC
10.250% due 09/15/2010		1,000		1,051
Charter Communications Operating LLC
8.375% due 04/30/2014		2,100		2,202
Chesapeake Energy Corp.
6.625% due 01/15/2016		2,250		2,247
6.875% due 01/15/2016		2,760		2,798
Citizens Communications Co.
7.875% due 01/15/2027		1,750		1,776
Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010		500		484
CODELCO, Inc.
5.625% due 09/21/2035		2,000		1,912
6.150% due 10/24/2036		2,100		2,160
Colorado Interstate Gas Co.
6.800% due 11/15/2015		2,300		2,403
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		315		359
Comcast Cable Communications, Inc.
6.200% due 11/15/2008		100		102
6.875% due 06/15/2009		1,095		1,133
7.125% due 06/15/2013		2,130		2,298
Comcast Corp.
5.300% due 01/15/2014		2,000		1,962
5.500% due 03/15/2011		500		503
5.900% due 03/15/2016		2,900		2,913
6.500% due 01/15/2015		100		104
7.050% due 03/15/2033		200		215
Communications & Power Industries, Inc.
8.000% due 02/01/2012		500		510
Complete Production Services, Inc.
8.000% due 12/15/2016		600		618
ConocoPhillips Canada Funding Co.
5.300% due 04/15/2012		2,800		2,801
Cox Communications, Inc.
7.125% due 10/01/2012		725		774
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		425		440
7.750% due 11/15/2015		525		547
CSC Holdings, Inc.
7.625% due 04/01/2011		2,300		2,355
7.875% due 02/15/2018		275		276
8.125% due 08/15/2009		25		26
DaimlerChrysler N.A. Holding Corp.
5.600% due 03/07/2007		5,100		5,101
5.833% due 09/10/2007		1,632		1,636
DaVita, Inc.
7.250% due 03/15/2015		3,400		3,485
Delhaize America, Inc.
8.050% due 04/15/2027		600		652
9.000% due 04/15/2031		3,400		4,054
Dex Media West LLC
9.875% due 08/15/2013		5,555		6,083
DirecTV Holdings LLC
6.375% due 06/15/2015		650		626
8.375% due 03/15/2013		2,600		2,717
Dow Chemical Co.
5.750% due 12/15/2008		105		106
6.000% due 10/01/2012		250		257
DRS Technologies, Inc.
7.625% due 02/01/2018		3,500		3,623
EchoStar DBS Corp.
7.125% due 02/01/2016		3,000		3,015
Education Management LLC
10.250% due 06/01/2016		1,600		1,700
El Paso Corp.
6.950% due 06/01/2028		500		500
7.750% due 06/15/2010		300		319
7.875% due 06/15/2012		620		668
8.050% due 10/15/2030		2,550		2,843
El Paso Natural Gas Co.
7.625% due 08/01/2010		200		210
El Paso Production Holding Co.
7.750% due 06/01/2013		10,425		10,959
Embraer Overseas Ltd.
6.375% due 01/24/2017		1,400		1,404
Enterprise Products Operating LP
4.000% due 10/15/2007		700		692
4.625% due 10/15/2009		1,100		1,078
4.950% due 06/01/2010		600		590
Ferrellgas Partners LP
8.750% due 06/15/2012		3,320		3,420
Fisher Communications, Inc.
8.625% due 09/15/2014		500		532
Ford Motor Co.
7.450% due 07/16/2031		14,325		11,317
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		500		501
10.125% due 12/15/2016		2,500		2,516
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		1,260		1,326
Fund American Cos., Inc.
5.875% due 05/15/2013		1,000		995
Gaz Capital for Gazprom
6.212% due 11/22/2016		6,000		6,057
8.625% due 04/28/2034		9,250		11,909
Gazprom International S.A.
7.201% due 02/01/2020		5,350		5,655
Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		2,757		2,741
General Motors Corp.
8.250% due 07/15/2023		5,325		4,979
Georgia-Pacific Corp.
7.125% due 01/15/2017		1,150		1,153
8.000% due 01/15/2024		5,720		5,834
8.125% due 05/15/2011		800		844
Greif, Inc.
8.875% due 08/01/2012		495		522
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		600		644
Hanover Compressor Co.
8.625% due 12/15/2010		500		525
Hanover Equipment Trust
8.500% due 09/01/2008		443		451
8.750% due 09/01/2011		2,000		2,095
HCA, Inc.
6.750% due 07/15/2013		4,450		4,005
7.190% due 11/15/2015		1,700		1,467
9.625% due 11/15/2016		4,000		4,310
Hertz Corp.
8.875% due 01/01/2014		1,300		1,368
Hess Corp.
6.650% due 08/15/2011		810		844
7.300% due 08/15/2031		425		476
Hewlett-Packard Co.
6.500% due 07/01/2012		500		531
HJ Heinz Co.
6.428% due 12/01/2008		5,100		5,193
Horizon Lines LLC
9.000% due 11/01/2012		1,182		1,247
Hospira, Inc.
4.950% due 06/15/2009		500		490
Host Marriott LP
7.000% due 08/15/2012		2,250		2,295
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		3,000		2,981
Ineos Group Holdings PLC
8.500% due 02/15/2016		1,800		1,728
Ingles Markets, Inc.
8.875% due 12/01/2011		2,525		2,645
Intelsat Bermuda Ltd.
9.250% due 06/15/2016		5,400		5,832
Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013		1,000		1,020
Invensys PLC
9.875% due 03/15/2011		96		103
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012		279		273
L-3 Communications Corp.
6.375% due 10/15/2015		1,500		1,492
Lyondell Chemical Co.
8.000% due 09/15/2014		2,500		2,606
Mandalay Resort Group
9.375% due 02/15/2010		1,534		1,649
9.500% due 08/01/2008		750		791
10.250% due 08/01/2007		100		103
Marathon Oil Corp.
6.000% due 07/01/2012		500		514
MGM Mirage
8.375% due 02/01/2011		3,500		3,649
9.750% due 06/01/2007		230		234
Miller Brewing Co.
5.500% due 08/15/2013		1,000		990
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		31,580		37,789
Nalco Co.
7.750% due 11/15/2011		2,825		2,903
8.875% due 11/15/2013		400		426
Norfolk Southern Corp.
5.640% due 05/17/2029		164		159
7.800% due 05/15/2027		6		7
Nortel Networks Ltd.
10.125% due 07/15/2013		900		976
10.750% due 07/15/2016		300		330
Northwest Airlines, Inc.
7.691% due 04/01/2017		997		993
Novelis, Inc.
8.250% due 02/15/2015		2,800		2,723
OPTI Canada, Inc.
8.250% due 12/15/2014		1,400		1,446
Oracle Corp.
5.000% due 01/15/2011		10,000		9,908
5.603% due 01/13/2009		8,000		8,016
Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014		2,000		1,950
8.750% due 11/15/2012		750		799
8.875% due 02/15/2009		659		677
Peabody Energy Corp.
7.375% due 11/01/2016		1,300		1,391
Pemex Project Funding Master Trust
5.750% due 12/15/2015		10,110		10,052
5.970% due 12/03/2012		7,100		7,130
6.660% due 06/15/2010		700		718
7.174% due 10/15/2009		3,500		3,626
7.375% due 12/15/2014		13,006		14,352
8.000% due 11/15/2011		1,800		1,984
8.625% due 02/01/2022		517		640
9.125% due 10/13/2010		500		562
9.250% due 03/30/2018		4,068		5,140
9.375% due 12/02/2008		203		218
Petrobras International Finance Co.
7.750% due 09/15/2014		500		559
Petronas Capital Ltd.
7.000% due 05/22/2012		250		270
Pioneer Natural Resources Co.
6.875% due 05/01/2018		2,000		1,944
Premark International, Inc.
6.875% due 11/15/2008		500		514
Quiksilver, Inc.
6.875% due 04/15/2015		2,810		2,775
Qwest Communications International, Inc.
7.250% due 02/15/2011		4,975		5,112
7.500% due 02/15/2014		13,375		13,843
Reynolds American, Inc.
7.625% due 06/01/2016		4,300		4,577
RH Donnelley Corp.
8.875% due 01/15/2016		2,850		3,007
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,000		1,012
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		1,300		1,320
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		500		566
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		5,000		5,501
Sanmina-SCI Corp.
8.125% due 03/01/2016		3,125		3,039
SEACOR Holdings, Inc.
5.875% due 10/01/2012		500		482
SemGroup LP
8.750% due 11/15/2015		4,350		4,394
Seneca Gaming Corp.
7.250% due 05/01/2012		1,500		1,534
Service Corp. International
7.625% due 10/01/2018		400		426
Sheraton Holding Corp.
7.375% due 11/15/2015		3,410		3,497
Sino-Forest Corp.
9.125% due 08/17/2011		1,000		1,086
Smurfit Capital Funding PLC
7.500% due 11/20/2025		1,500		1,440
Smurfit Kappa Funding PLC
9.625% due 10/01/2012		2,260		2,407
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012		5,150		5,073
9.750% due 02/01/2011		301		312
Southern Natural Gas Co.
6.700% due 10/01/2007		1,000		1,012
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		500		529
Station Casinos, Inc.
6.500% due 02/01/2014		700		626
6.875% due 03/01/2016		3,000		2,708
7.750% due 08/15/2016		1,500		1,519
Sungard Data Systems, Inc.
9.125% due 08/15/2013		3,400		3,587
Superior Essex Communications LLC
9.000% due 04/15/2012		1,000		1,045
SUPERVALU, Inc.
7.375% due 02/01/2013		625		577
7.500% due 11/15/2014		2,000		2,095
Target Corp.
4.875% due 05/15/2018		250		237
Tenet Healthcare Corp.
6.375% due 12/01/2011		300		276
9.875% due 07/01/2014		750		767
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		3,400		3,420
Time Warner, Inc.
6.750% due 04/15/2011		4,000		4,191
6.875% due 05/01/2012		2,625		2,777
7.700% due 05/01/2032		200		226
Triad Hospitals, Inc.
7.000% due 11/15/2013		3,350		3,388
Trinity Industries, Inc.
6.500% due 03/15/2014		800		790
TRW Automotive, Inc.
9.375% due 02/15/2013		4,341		4,677
Tyco International Group S.A.
6.375% due 10/15/2011		445		466
6.750% due 02/15/2011		500		528
UGS Corp.
10.000% due 06/01/2012		950		1,040
United Airlines, Inc.
6.201% due 03/01/2010		659		664
Vale Overseas Ltd.
6.250% due 01/11/2016		3,200		3,247
6.250% due 01/23/2017		1,300		1,312
6.875% due 11/21/2036		2,000		2,061
Verso Paper Holdings LLC
9.125% due 08/01/2014		1,700		1,781
Viacom, Inc.
5.750% due 04/30/2011		5,300		5,308
VWR International, Inc.
8.000% due 04/15/2014		1,500		1,552
Wal-Mart Stores, Inc.
4.125% due 02/15/2011		1,000		963
8.800% due 12/30/2014		500		602
Walt Disney Co.
6.200% due 06/20/2014		500		524
6.375% due 03/01/2012		640		671
Waste Management, Inc.
7.375% due 08/01/2010		900		958
7.650% due 03/15/2011		270		291
Williams Cos., Inc.
6.375% due 10/01/2010		1,500		1,517
7.500% due 01/15/2031		3,500		3,649
7.625% due 07/15/2019		1,500		1,612
7.750% due 06/15/2031		115		121
7.875% due 09/01/2021		5,000		5,388
Williams Partners LP
7.250% due 02/01/2017		600		615
Windstream Corp.
8.625% due 08/01/2016		1,150		1,265
Wyeth
6.450% due 02/01/2024		300		322
Wynn Las Vegas LLC
6.625% due 12/01/2014		4,530		4,524

				512,727

Utilities 9.3%
AES Corp.
8.750% due 05/15/2013		6,040		6,501
America Movil S.A. de C.V.
5.500% due 03/01/2014		3,380		3,312
5.750% due 01/15/2015		15,400		15,275
American Cellular Corp.
10.000% due 08/01/2011		1,425		1,514
AT&T Corp.
6.000% due 03/15/2009		260		264
7.300% due 11/15/2011		947		1,026
Beaver Valley II Funding
9.000% due 06/01/2017		325		366
Boston Edison Co.
7.800% due 05/15/2010		500		538
British Telecommunications PLC
8.625% due 12/15/2010		2,240		2,502
Carolina Power & Light Co.
5.125% due 09/15/2013		750		738
Cincinnati Bell, Inc.
8.375% due 01/15/2014		4,200		4,336
Citizens Communications Co.
7.000% due 11/01/2025		400		364
9.000% due 08/15/2031		2,770		3,019
CMS Energy Corp.
6.875% due 12/15/2015		1,450		1,504
Constellation Energy Group, Inc.
7.000% due 04/01/2012		655		703
Consumers Energy Co.
5.000% due 02/15/2012		1,500		1,465
Dayton Power & Light Co.
5.125% due 10/01/2013		1,480		1,457
Dominion Resources, Inc.
5.687% due 05/15/2008		2,600		2,605
5.700% due 09/17/2012		260		263
Duke Energy Corp.
5.300% due 10/01/2015		1,500		1,488
5.625% due 11/30/2012		225		229
Dynegy Holdings, Inc.
8.375% due 05/01/2016		1,570		1,656
Entergy Arkansas, Inc.
4.500% due 06/01/2010		4,500		4,372
Entergy Gulf States, Inc.
5.700% due 06/01/2015		100		98
5.769% due 12/01/2009		2,600		2,596
6.100% due 12/08/2008		3,500		3,509
Florida Power Corp.
5.774% due 11/14/2008		5,000		5,012
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		2,450		2,468
Homer City Funding LLC
8.734% due 10/01/2026		1,466		1,694
Insight Midwest LP
9.750% due 10/01/2009		260		265
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		3,200		3,336
8.625% due 11/14/2011		4,125		4,507
KT Corp.
4.875% due 07/15/2015		3,000		2,868
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300		306
Midwest Generation LLC
8.560% due 01/02/2016		355		391
8.750% due 05/01/2034		3,750		4,088
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000		1,050
MSW Energy Holdings LLC
8.500% due 09/01/2010		900		941
Nevada Power Co.
5.875% due 01/15/2015		450		450
6.500% due 05/15/2018		8,025		8,359
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		2,175		2,450
Nextel Communications, Inc.
6.875% due 10/31/2013		3,000		3,034
7.375% due 08/01/2015		6,625		6,800
NiSource Finance Corp.
5.940% due 11/23/2009		7,000		7,008
Northwest Pipeline Corp.
7.000% due 06/15/2016		5,000		5,250
NRG Energy, Inc.
7.250% due 02/01/2014		1,700		1,717
7.375% due 02/01/2016		5,500		5,541
Ohio Edison Co.
5.647% due 06/15/2009		1,500		1,503
Pedernales Electric Cooperative
5.952% due 11/15/2022		500		510
Progress Energy, Inc.
7.000% due 10/30/2031		170		190
7.100% due 03/01/2011		4,796		5,112
PSEG Energy Holdings LLC
8.500% due 06/15/2011		1,200		1,296
PSEG Power LLC
3.750% due 04/01/2009		3,000		2,899
5.500% due 12/01/2015		900		882
6.950% due 06/01/2012		270		286
7.750% due 04/15/2011		1,000		1,082
Qwest Corp.
7.500% due 10/01/2014		5,000		5,325
8.875% due 03/15/2012		1,790		2,003
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		1,140		1,111
Reliant Energy, Inc.
6.750% due 12/15/2014		2,725		2,677
9.500% due 07/15/2013		50		54
Rogers Wireless, Inc.
6.375% due 03/01/2014		500		509
Rural Cellular Corp.
9.875% due 02/01/2010		1,800		1,924
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700		1,712
South Point Energy Center LLC
8.400% due 05/30/2012		1,060		1,024
Suncom Wireless, Inc.
8.500% due 06/01/2013		2,050		1,973
TECO Energy, Inc.
6.750% due 05/01/2015		6,750		7,088
7.500% due 06/15/2010		1,300		1,391
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,850		1,810
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		1,700		1,787
Verizon Global Funding Corp.
4.375% due 06/01/2013		500		472
5.504% due 08/15/2007		1,900		1,900
Verizon New England, Inc.
6.500% due 09/15/2011		625		643
Verizon New York, Inc.
6.875% due 04/01/2012		25		26
Verizon Pennsylvania, Inc.
5.650% due 11/15/2011		500		502
Virginia Electric & Power Co.
4.750% due 03/01/2013		245		236

				177,162

Total Corporate Bonds & Notes (Cost $927,940)				936,365

MUNICIPAL BONDS & NOTES 0.1%
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011		500		510
Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014		500		491
New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012		500		491
San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2000
7.410% due 02/01/2021		500		572

Total Municipal Bonds & Notes (Cost $2,117)				2,064

U.S. GOVERNMENT AGENCIES 9.9%
Fannie Mae
4.263% due 02/01/2035		798		794
5.000% due 12/01/2013 - 03/01/2021		8,268		8,139
5.500% due 12/01/2032 - 06/01/2036		86,066		85,140
5.958% due 03/01/2044		357		360
6.000% due 01/01/2037		80,500		81,053
6.278% due 03/01/2011		423		437
6.500% due 08/01/2011		86		88
8.000% due 06/01/2008		66		68
Farm Credit Bank
7.561% due 11/29/2049		500		535
Federal Home Loan Bank
4.060% due 08/25/2009		325		316
Freddie Mac
4.000% due 04/15/2022		1,200		1,187
5.000% due 06/15/2016 - 09/15/2024		2,587		2,577
5.500% due 09/15/2017		648		650
5.958% due 10/25/2044 - 02/25/2045		607		610
6.500% due 07/25/2043		27		28
Government National Mortgage Association
2.876% due 06/16/2012		193		192
3.956% due 09/16/2021		523		513
4.045% due 07/16/2020		748		733
4.385% due 08/16/2030		1,500		1,475
5.153% due 06/16/2023		535		536
6.569% due 09/16/2026		1,000		1,056
7.000% due 09/20/2007		8		8
8.000% due 09/15/2007 - 11/15/2007		5		6
9.000% due 10/15/2008 - 11/15/2008		6		6
9.250% due 12/20/2019 - 06/20/2021		23		24
9.500% due 07/15/2009 - 12/20/2020		12		13
10.000% due 07/15/2013		20		22
New Valley Generation
7.299% due 03/15/2019		850		934
Private Export Funding Corp.
4.550% due 05/15/2015		750		730
5.750% due 01/15/2008		500		503
Small Business Administration
4.340% due 03/01/2024		311		297
4.504% due 02/01/2014		140		136
5.130% due 09/01/2023		60		60
5.886% due 09/01/2011		536		547

Total U.S. Government Agencies (Cost $190,007)				189,773

U.S. TREASURY OBLIGATIONS 0.0%
Treasury Inflation Protected Securities (c)
2.000% due 07/15/2014		214		208
U.S. Treasury Notes
5.125% due 05/15/2016		465		479

Total U.S. Treasury Obligations (Cost $696)				687

MORTGAGE-BACKED SECURITIES 3.6%
Banc of America Large Loan
5.470% due 01/15/2019		715		715
Bear Stearns Adjustable Rate Mortgage Trust
4.636% due 01/25/2034		63		63
4.781% due 01/25/2034		28		28
Chase Commercial Mortgage Securities
7.631% due 07/15/2032		500		536
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033		162		161
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		8		8
Countrywide Home Loan Mortgage Pass-Through Trust
3.825% due 10/19/2032		36		36
5.580% due 05/25/2035		573		574
5.620% due 05/25/2034		4		4
Credit Suisse Mortgage Capital Certificates
5.556% due 02/15/2039		5,000		5,067
CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036		11,500		11,203
5.435% due 09/15/2034		525		529
General Electric Capital Assurance Co.
5.254% due 05/12/2035		1,000		999
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		12,000		12,258
GS Mortgage Securities Corp. II
6.620% due 10/18/2030		408		414
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034		14,800		14,638
5.506% due 12/12/2044		4,985		5,030
MASTR Adjustable Rate Mortgages Trust
5.039% due 11/25/2033		128		128
5.121% due 08/25/2034		263		260
Morgan Stanley Capital I
5.332% due 12/15/2043		10,000		9,975
Structured Asset Mortgage Investments, Inc.
5.570% due 05/25/2036		4,612		4,619
Vendee Mortgage Trust
6.000% due 12/15/2030		1,000		1,010
Washington Mutual, Inc.
4.816% due 10/25/2032		7		7
5.596% due 02/27/2034		29		29
5.620% due 12/25/2027		744		744

Total Mortgage-Backed Securities (Cost $69,090)				69,035

ASSET-BACKED SECURITIES 0.9%
ACE Securities Corp.
5.430% due 02/25/2036		658		659
Argent Securities, Inc.
5.430% due 03/25/2036		796		797
5.490% due 02/25/2036		858		858
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		161		161
CPL Transition Funding LLC
6.250% due 01/15/2017		750		804
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015		750		798
First NLC Trust
5.470% due 02/25/2036		1,394		1,395
Fremont Home Loan Trust
5.440% due 01/25/2036		220		220
GE-WMC Mortgage Securities LLC
5.450% due 12/25/2035		44		44
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650		694
Long Beach Mortgage Loan Trust
5.420% due 03/25/2036		745		745
5.440% due 01/25/2036		705		705
Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010		665		658
MASTR Asset-Backed Securities Trust
5.460% due 11/25/2035		1,380		1,381
Morgan Stanley Capital I
5.420% due 02/25/2036		1,930		1,932
Nelnet Student Loan Trust
5.370% due 08/23/2011		519		520
Public Service New Hampshire Funding LLC
5.730% due 11/01/2010		225		226
Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036		925		925
Residential Asset Securities Corp.
5.420% due 07/25/2036		1,491		1,492
5.430% due 01/25/2036		837		838
Structured Asset Securities Corp.
5.480% due 12/25/2035		768		769
West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008		641		649

Total Asset-Backed Securities (Cost $17,212)				17,270

SOVEREIGN ISSUES 19.2%
Argentina Bonos
5.590% due 08/03/2012		14,915		10,903
Brazilian Government International Bond
6.000% due 01/17/2017		500		494
7.125% due 01/20/2037		3,335		3,592
7.875% due 03/07/2015		5,640		6,297
8.000% due 01/15/2018		33,250		37,057
8.250% due 01/20/2034		12,970		15,759
8.750% due 02/04/2025		2,830		3,502
8.875% due 10/14/2019		8,400		10,269
8.875% due 04/15/2024		2,907		3,629
10.000% due 08/07/2011		4,939		5,840
10.125% due 05/15/2027		650		915
10.250% due 06/17/2013		1,100		1,361
10.500% due 07/14/2014		2,600		3,296
11.000% due 01/11/2012		15,275		18,826
11.000% due 08/17/2040		43,900		58,222
Chile Government International Bond
5.500% due 01/15/2013		635		641
7.125% due 01/11/2012		1,157		1,249
China Development Bank
5.000% due 10/15/2015		500		488
Colombia Government International Bond
7.375% due 01/27/2017		2,400		2,586
7.375% due 09/18/2037		1,900		2,044
8.250% due 12/22/2014		5,200		5,928
9.750% due 04/23/2009		45		49
10.000% due 01/23/2012		941		1,110
10.375% due 01/28/2033		275		395
10.750% due 01/15/2013		8,800		10,934
11.750% due 02/25/2020		725		1,057
Croatia Government International Bond
6.375% due 07/31/2010		111		112
Ecuador Government International Bond
9.375% due 12/15/2015		4,000		3,240
Guatemala Government Bond
9.250% due 08/01/2013		1,845		2,169
10.250% due 11/08/2011		1,000		1,184
Hong Kong Government International Bond
5.125% due 08/01/2014		4,200		4,204
Indonesia Government International Bond
6.875% due 03/09/2017		5,700		6,071
Korea Development Bank
4.750% due 07/20/2009		2,250		2,223
5.651% due 11/22/2012		7,500		7,524
5.750% due 09/10/2013		385		395
5.774% due 10/20/2009		2,300		2,317
Korea Highway Corp.
4.875% due 04/07/2014		1,540		1,492
5.125% due 05/20/2015		750		736
Malaysia Government International Bond
7.500% due 07/15/2011		899		979
8.750% due 06/01/2009		255		275
Mexico Government International Bond
5.625% due 01/15/2017		1,010		1,014
7.500% due 04/08/2033		840		993
8.000% due 09/24/2022		45		55
8.125% due 12/30/2019		715		871
8.300% due 08/15/2031		4,868		6,236
9.875% due 02/01/2010		115		130
11.375% due 09/15/2016		30		43
11.500% due 05/15/2026		1,000		1,620
Pakistan Government International Bond
7.125% due 03/31/2016		3,600		3,781
Panama Government International Bond
6.700% due 01/26/2036		6,424		6,713
7.250% due 03/15/2015		2,325		2,528
8.875% due 09/30/2027		500		638
9.375% due 07/23/2012		1,843		2,170
9.375% due 04/01/2029		75		100
9.625% due 02/08/2011		442		506
Peru Government International Bond
5.000% due 03/07/2017		334		334
8.375% due 05/03/2016		3,300		3,935
8.750% due 11/21/2033		1,000		1,320
9.125% due 02/21/2012		1,586		1,840
Poland Government International Bond
4.000% due 10/27/2024		55		50
Republic of Korea
4.875% due 09/22/2014		2,100		2,040
Russia Government International Bond
5.000% due 03/31/2030		12,126		13,718
11.000% due 07/24/2018		500		723
12.750% due 06/24/2028		500		904
Socialist Republic of Vietnam
3.750% due 03/12/2028		5,000		4,316
South Africa Government International Bond
6.500% due 06/02/2014		7,500		7,903
7.375% due 04/25/2012		2,730		2,942
9.125% due 05/19/2009		750		812
Ukraine Government International Bond
6.875% due 03/04/2011		780		803
7.650% due 06/11/2013		16,725		18,045
8.902% due 08/05/2009		1,700		1,808
11.000% due 03/15/2007		93		95
Uruguay Government International Bond
7.625% due 03/21/2036		1,000		1,105
8.000% due 11/18/2022		7,471		8,517
9.250% due 05/17/2017		100		123
Venezuela Government International Bond
5.375% due 08/07/2010		6,000		5,910
6.000% due 12/09/2020		5,000		4,688
6.374% due 04/20/2011		1,500		1,495
8.500% due 10/08/2014		2,000		2,268
9.250% due 09/15/2027		2,590		3,309
9.375% due 01/13/2034		6,100		8,067
10.750% due 09/19/2013		1,980		2,465

Total Sovereign Issues (Cost $347,635)				366,297

FOREIGN CURRENCY-DENOMINATED ISSUES 12.2%
Altadis Finance BV
5.125% due 10/02/2013	EUR	3,400		4,606
America Movil S.A. de C.V.
8.460% due 12/18/2036	MXN	10,900		999
Argentina Bonos
2.000% due 09/30/2014	ARS	47,900		17,245
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	1,500		1,974
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820		4,038
BCM Ireland Finance Ltd.
8.587% due 08/15/2016		1,900		2,608
BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870		6,858
Brazilian Government International Bond
6.000% due 05/15/2045	BRL	4,000		2,545
12.500% due 01/05/2022		8,200		4,369
Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700		4,148
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	525		712
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334		3,597
El Paso Corp.
7.125% due 05/06/2009		600		830
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900		1,889
France Telecom S.A.
6.750% due 03/14/2008	EUR	2,414		3,283
Gaz Capital for Gazprom
5.875% due 06/01/2015		14,000		19,403
7.800% due 09/27/2010		3,500		5,119
General Electric Capital Corp.
4.625% due 09/15/2066		5,700		7,573
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560		3,220
HBOS PLC
4.875% due 03/29/2049	EUR	3,480		4,642
HSBC Holdings PLC
5.375% due 12/20/2012		2,298		3,206
Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900		2,395
International Endesa BV
6.125% due 07/05/2012	GBP	1,080		2,163
JSG Holding PLC
5.741% due 11/29/2013	EUR	229		305
5.800% due 01/12/2014		63		83
5.835% due 01/12/2013		126		167
5.850% due 01/12/2013		73		97
5.946% due 01/12/2013		94		125
5.964% due 11/29/2013		566		752
5.971% due 11/29/2014		229		306
6.062% due 01/12/2014		94		125
6.157% due 01/12/2014		27		36
6.350% due 01/12/2014		46		61
6.464% due 11/29/2014		566		752
6.494% due 01/12/2013		63		83
6.686% due 01/12/2014	EUR	126		168
10.125% due 10/01/2012		2,000		2,878
Lecta S.A.
5.876% due 03/13/2009		2,514		3,235
Lighthouse International Co. S.A.
8.000% due 04/30/2014		5,300		7,687
Mexican Bonos
8.000% due 12/17/2015	MXN	11,000		1,055
Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700		3,820
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000		840
Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000		854
Nordic Telephone Co. Holdings ApS
5.207% due 11/30/2014	EUR	2,100		2,801
5.939% due 11/30/2014		2,100		2,813
8.250% due 05/01/2016		3,300		4,814
NTL Cable PLC
8.750% due 04/15/2014		2,300		3,268
Pylon Ltd.
5.179% due 12/18/2008 (j)		1,500		1,991
QBE International Holdings PLC
8.328% due 08/03/2020	AUD	3,000		2,377
Republic of Germany
4.750% due 07/04/2028	EUR	7,900		11,380
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000		2,782
Rogers Wireless, Inc.
7.625% due 12/15/2011		500		473
Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620		3,220
Shaw Communications, Inc.
7.500% due 11/20/2013	CAD	1,000		936
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050		1,433
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000		831
4.375% due 10/27/2014	EUR	3,500		4,619
Telecom Italia Finance S.A.
6.575% due 07/30/2009		4,870		6,749
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	99,600		9,658
Telenet Communications NV
9.000% due 12/15/2013	EUR	2,241		3,261
Ukraine Government International Bond
10.000% due 03/15/2007		1,881		2,518
UPC Broadband Holding BV
4.988% due 03/31/2013		1,855		2,459
6.103% due 12/31/2013		2,100		2,784
UPC Holding BV
7.750% due 01/15/2014		2,300		3,059
Uruguay Government International Bond
6.875% due 01/19/2016		10,000		14,389
Veolia Environnement
4.875% due 05/28/2013		3,460		4,651
Weather Investments II SARL
4.955% due 06/17/2012		2,100		2,777
6.298% due 06/17/2013		1,050		1,393
6.798% due 06/17/2014		1,050		1,398
Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300		3,499

Total Foreign Currency-Denominated Issues (Cost $221,796)				233,184

		Shares
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335		$1,362

Total Preferred Stocks (Cost $1,437)				1,362

		Principal Amount (000s	)
SHORT-TERM INSTRUMENTS 7.3%
Commercial Paper 4.4%
Rabobank USA Financial Corp.
5.280% due 01/02/2007		$42,300		42,300
UBS Finance Delaware LLC
5.185% due 04/02/2007		42,000		41,426

				83,726

Repurchase Agreements 2.0%
Lehman Brothers, Inc.
4.850% due 01/02/2007		38,000		38,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Bonds 6.250% due 08/15/2023 valued at $38,893. Repurchase proceeds are $38,020.)

Tri-Party Repurchase Agreements 0.1%
State Street Bank and Trust Co.
4.900% due 01/02/2007		3,043		3,043
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $3,107. Repurchase proceeds are $3,045.)

U.S. Treasury Bills 0.8%
4.804% due 03/01/2007 - 03/15/2007 (b)(d)(f)		14,830		14,667

Total Short-Term Instruments (Cost $139,494)				139,436

Purchased Options (h) 0.0% (Cost $40)				0
Total Investments (e) 104.8% (Cost $1,965,040)				$2,003,194
Written Options (i) (0.0%) (Premiums $21)				(17)
Other Assets and Liabilities (Net) (4.8%)				(91,485)

Net Assets 100.0%				$1,911,692

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $1,731 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(e) As of December 31, 2006, portfolio securities with an aggregate value of $36,903 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $10,711 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	996	$216
90-Day Eurodollar December Futures	Long	12/2008	101	30
90-Day Eurodollar June Futures	Long	06/2007	2,333	747
90-Day Eurodollar June Futures	Long	06/2008	313	130
90-Day Eurodollar March Futures	Long	03/2008	759	316
90-Day Eurodollar March Futures	Long	03/2009	101	38
90-Day Eurodollar September Futures	Long	09/2007	2,271	(443)
90-Day Eurodollar September Futures	Long	09/2008	211	27
Euro-Bund 10-Year Note March Futures	Long	03/2007	342	(1,226)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,245	(152)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	1,448	(430)

				$(747)

(g) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones ITRAX 5X0V Index	Sell	2.900%	6/20/2011	EUR	4,900	$247
Deutsche Bank AG	Dow Jones CDX N.A. XO6 Index	Sell	2.800%	12/20/2011		20,000	944
JPMorgan Chase & Co.	Dow Jones ITRAX 5X0V Index	Sell	2.900%	6/20/2011		6,975	347
Morgan Stanley	Dow Jones ITRAX 4EU2 Index	Sell	0.350%	12/20/2010		43,600	402
Morgan Stanley	Dow Jones ITRAX 5EU2 Index	Sell	0.400%	6/20/2011		2,500	15
UBS AG	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%	9/20/2011		3,900	21
UBS AG	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%	9/20/2011		3,900	(1)
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%	9/20/2011		3,900	19
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%	9/20/2011		3,900	0
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%)	8/20/2008		$2,000	(17)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008		3,100	9
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%	4/20/2011		11,500	158
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%	7/20/2011		3,900	152
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%	8/20/2011		4,000	154
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	8/20/2011		6,000	145
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	8/20/2011		6,000	147
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%	9/20/2011		2,100	11
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650%)	6/20/2015		12,900	(154)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%	4/20/2016		3,900	132
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%)	8/20/2016		2,000	(123)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%)	8/20/2016		3,000	(161)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%)	8/20/2016		3,000	(156)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016		3,000	103
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	6/20/2007		6,300	96
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	6/20/2009		4,000	77
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	6/20/2011		17,200	55
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720%)	3/20/2008		1,000	(5)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%	3/20/2011		3,000	122
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2006	Sell	3.300%	9/20/2011		1,000	20
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290%)	3/20/2013		2,000	(85)
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%	5/20/2009		1,000	(21)
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%	6/20/2011		7,200	283
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	6/20/2011		17,000	50
Deutsche Bank AG	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.840%	6/20/2011		23,500	437
Deutsche Bank AG	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		21,000	117
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010		15,000	109
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	9/4/2013		810	120
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%	9/5/2013		350	51
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	9/17/2013		200	26
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%	9/20/2013		210	20
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		3,300	236
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	6/20/2010		6,900	552
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%	8/20/2011		6,000	153
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	8/19/2013		200	31
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	3/20/2016		650	15
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%)	8/20/2016		3,000	(165)
JPMorgan Chase & Co.	Cemex SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016		1,500	27
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	6/20/2010		3,000	235
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%	4/20/2011		9,200	152
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%	4/20/2011		6,000	98
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%)	4/20/2011		9,200	(108)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%	6/20/2011		4,200	18
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%	6/20/2011		7,300	31
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%	6/20/2011		5,600	11
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(5.650%)	10/20/2011		9,200	1,496
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		42,000	870
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011		5,500	57
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%	12/20/2011		3,000	48
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%	6/20/2015		1,500	40
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Buy	(0.650%)	6/20/2016		28,900	(90)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750%)	3/20/2008		1,000	(5)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%	3/20/2011		3,000	126
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%	6/20/2011		1,800	71
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		36,000	(2)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310%)	3/20/2013		2,000	(87)
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	1/21/2014		4,500	511
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	6/20/2007		4,300	68
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%	2/20/2009		900	24
Morgan Stanley	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.720%	3/20/2011		5,000	55
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%	6/20/2011		12,000	47
Morgan Stanley	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	6/20/2011		1,000	5
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%	9/20/2013		530	51
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%	9/20/2013		120	12
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%	10/20/2016		600	25
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011		5,000	52
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011		3,000	49
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	9/20/2016		700	28
UBS AG	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%	6/20/2011		12,000	46
UBS AG	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%	6/20/2011		12,000	19
UBS AG	Multiple Reference Entities of Gazprom	Sell	0.945%	10/20/2011		4,800	51

							$8,719

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	14.280%	1/4/2010	BRL	36,900	$644
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	1/2/2009		15,000	323
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	1/2/2009		12,000	339
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.360%	1/4/2010		2,600	46
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	1/4/2010		9,300	28
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027	CAD	2,100	(22)
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010	EUR	40,200	(1,668)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		56,400	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		23,000	0
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		11,700	65
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	17,300	378
Barclays Bank PLC	6-Month HUF-LIBOR	Receive	7.540%	9/27/2016	HUF	950,000	(92)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.505%	9/26/2016		3,500,000	(885)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.530%	9/27/2016		1,500,000	(393)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.540%	9/27/2016		4,750,000	(1,088)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	3,650,000	(35)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	8/3/2016	MXN	52,500	319
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	8/3/2016		52,500	316
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		76,000	432
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	9/12/2016		262,000	1,730
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	4/17/2009		82,700	184
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.910%	7/26/2016		45,000	308

							$929

(h) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.250	6/18/2007	1,027	$10	$0
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	828	8	0
Put - CME 90-Day Eurodollar March Futures	92.250	3/19/2007	1,483	14	0
Put - CME 90-Day Eurodollar September Futures	90.750	9/17/2007	890	8	0

				$40	$0

(i) Written options outstanding on December 31, 2006:

Credit Default Swaptions

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	Receive	0.450%	6/20/2008	$3,920	$21	$17

(j) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.179%	12/18/2008	11/14/2006	$1,933	$1,991	0.10%

(k) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Ecuador Government International Bond	9.375%	12/15/2015	$4,000	$3,808	$3,319
Ecuador Government International Bond	10.000%	8/15/2030	23,085	20,434	17,634

				$24,242	$20,953

(2) Market value includes $515 of interest payable on short sales.

(I) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,160	01/2007	$0	$(37)	$(37)
Buy	BRL	8,267	01/2007	90	0	90
Buy		4,425	05/2007	37	0	37
Buy		8,916	06/2007	82	0	82
Sell	CAD	8,576	01/2007	233	0	233
Buy	CLP	113,763	02/2007	2	0	2
Buy		283,000	05/2007	0	(6)	(6)
Buy		1,935,085	06/2007	0	(37)	(37)
Buy	CNY	296,147	03/2007	112	(1)	111
Buy		29,231	05/2007	23	0	23
Buy		72,587	08/2007	210	0	210
Buy		2,189	09/2007	7	0	7
Sell	EUR	118,161	01/2007	37	(1,145)	(1,108)
Buy		3,800	03/2007	208	0	208
Sell	GBP	10,172	01/2007	0	(121)	(121)
Sell	HUF	2,546,400	01/2007	0	(712)	(712)
Sell		1,052,410	03/2007	0	(667)	(667)
Buy	INR	113,071	02/2007	126	0	126
Buy		15,704	03/2007	13	0	13
Buy		8,564	05/2007	2	0	2
Buy	JPY	3,521,919	02/2007	0	(397)	(397)
Buy	KRW	322,090	02/2007	10	0	10
Buy		3,050,230	03/2007	67	(1)	66
Buy	MXN	14,496	01/2007	34	0	34
Buy		42,766	04/2007	94	0	94
Buy	MYR	45,145	01/2007	304	0	304
Sell		45,145	01/2007	0	(400)	(400)
Buy	PLN	13,743	04/2007	157	0	157
Buy	RUB	22,916	01/2007	10	0	10
Buy		166,957	02/2007	392	0	392
Buy		107,308	03/2007	41	0	41
Buy		137,435	09/2007	61	(1)	60
Buy	SGD	5,395	01/2007	44	0	44
Buy		397	03/2007	7	0	7
Buy	THB	474,625	01/2007	474	0	474
Sell		474,625	01/2007	0	(838)	(838)
Buy	TWD	23,097	02/2007	1	(6)	(5)
Buy	ZAR	26,261	01/2007	43	0	43
Sell		26,261	01/2007	0	(7)	(7)
Buy		36,190	05/2007	104	0	104
Buy		1,173	06/2007	1	0	1

				$3,026	$(4,376)	$(1,350)

See accompanying notes

Schedule of Investments

Emerging Local Bond Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
COLOMBIA 2.2%
Colombia Government International Bond
12.000% due 10/22/2015	COP	125,000	$66

Total Colombia (Cost $66)			66

HUNGARY 6.6%
Hungary Government Bond
5.500% due 02/12/2014	HUF	41,000	197

Total Hungary (Cost $197)			197

PERU 0.8%
Peru Government International Bond
9.910% due 05/05/2015	PEN	60	23

Total Peru (Cost $23)			23

POLAND 11.8%
Poland Government Bond
5.750% due 03/24/2010	PLN	1,000	355

Total Poland (Cost $355)			355

SOUTH AFRICA 17.1%
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	3,660	512

Total South Africa (Cost $512)			512

TURKEY 21.8%
Turkey Government Bond
0.000% due 08/13/2008	TRY	1,260	654

Total Turkey (Cost $654)			654

Total Investments 60.3% (Cost $1,807)			$1,807
Other Assets and Liabilities (Net) 39.7%			1,192

Net Assets 100.0%			$2,999

Notes to Schedule of Investments (amounts in thousands*)

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Swap agreements outstanding on December 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	12.360%	1/4/2010	BRL	700	$0
Barclays Bank PLC	6-Month CZK-LIBOR	Pay	3.400%	1/3/2012	CZK	6,550	0
Barclays Bank PLC	6-Month SKK-LIBOR	Pay	4.150%	1/3/2012	SKK	2,150	0
Barclays Bank PLC	6-Month USD-LIBOR	Pay	0.000%	10/17/2014		$176	0
Deutsche Bank AG	6-Month USD-LIBOR	Pay	0.000%	5/5/2011		401	0

							$0

(b) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	860	02/2007	$0	$0	$0
Sell	CLP	14,918	11/2007	0	0	0
Buy		31,709	11/2010	0	0	0
Buy	COP	68,351	02/2007	0	0	0
Buy	CZK	6,791	07/2007	0	0	0
Sell	IDR	103,615	02/2007	0	0	0
Sell	MXN	609	04/2007	0	0	0
Sell	MYR	313	02/2007	0	0	0
Sell	PLN	58	02/2007	0	0	0
Buy	RUB	2,129	01/2008	0	0	0
Buy	SKK	3,641	07/2007	0	0	0
Sell	TRY	57	02/2007	0	0	0
Buy	ZAR	385	02/2007	0	0	0

				$0	$0	$0

See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARGENTINA 1.9%
Argentina Bonos
5.590% due 08/03/2012		$68,530	$50,096

Total Argentina (Cost $48,086)			50,096

BRAZIL 19.9%
Brazilian Government International Bond
6.000% due 05/15/2045	BRL	6,000	3,817
7.125% due 01/20/2037		$17,365	18,702
7.875% due 03/07/2015		7,550	8,430
8.000% due 01/15/2018		5,644	6,290
8.250% due 01/20/2034		50,480	61,333
8.500% due 09/24/2012	EUR	13,600	21,208
8.750% due 02/04/2025		$23,075	28,555
8.875% due 10/14/2019		25,375	31,021
8.875% due 04/15/2024		21,160	26,415
10.125% due 05/15/2027		42,810	60,255
10.250% due 06/17/2013		7,500	9,281
10.500% due 07/14/2014		65,230	82,679
11.000% due 08/17/2040		72,626	96,320
12.500% due 01/05/2022	BRL	14,094	7,510
12.750% due 01/15/2020		$3,750	5,859
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		2,000	2,125
Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	9,427
CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,798
CSN Islands VIII Corp.
9.750% due 12/16/2013		9,000	10,220
Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,810
Vale Overseas Ltd.
6.250% due 01/23/2017		6,200	6,259
6.875% due 11/21/2036		9,000	9,276
8.250% due 01/17/2034		750	892

Total Brazil (Cost $456,620)			520,482

CHILE 0.8%
AES Gener S.A.
7.500% due 03/25/2014		1,000	1,061
Banco Santander Chile
5.375% due 12/09/2014		3,000	2,960
Chile Government International Bond
5.776% due 01/28/2008		24	24
7.125% due 01/11/2012		160	173
CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,500
6.150% due 10/24/2036		2,300	2,365
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,589
Enersis S.A.
7.375% due 01/15/2014		1,098	1,184
7.400% due 12/01/2016		600	661

Total Chile (Cost $21,350)			21,517

CHINA 0.7%
China Development Bank
5.000% due 10/15/2015		1,000	975
Export-Import Bank of China
5.250% due 07/29/2014		10,118	10,089
Sino-Forest Corp.
9.125% due 08/17/2011		5,700	6,192

Total China (Cost $17,093)			17,256

COLOMBIA 3.3%
Colombia Government International Bond
7.375% due 01/27/2017		9,600	10,344
7.375% due 09/18/2037		9,400	10,115
8.250% due 12/22/2014		32,030	36,514
10.000% due 01/23/2012		3,150	3,717
10.375% due 01/28/2033		1,050	1,509
10.750% due 01/15/2013		15,535	19,302
11.750% due 02/25/2020		3,047	4,441

Total Colombia (Cost $83,514)			85,942

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011		7,657	7,487

Total Egypt (Cost $7,522)			7,487

EL SALVADOR 0.6%
AES El Salvador Trust
6.750% due 02/01/2016		10,260	10,257
El Salvador Government International Bond
8.500% due 07/25/2011		4,515	5,016

Total El Salvador (Cost $14,953)			15,273

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013		7,581	8,911
10.250% due 11/08/2011		771	913

Total Guatemala (Cost $9,708)			9,824

HONG KONG 0.0%
Hong Kong Government International Bond
5.125% due 08/01/2014		250	250

Total Hong Kong (Cost $248)			250

INDIA 0.4%
NTPC Ltd.
5.875% due 03/02/2016		2,736	2,702
Vedanta Resources PLC
6.625% due 02/22/2010		7,000	6,928

Total India (Cost $9,507)			9,630

INDONESIA 1.2%
Indonesia Government International Bond
6.875% due 03/09/2017		21,000	22,365
Majapahit Holding BV
7.250% due 10/17/2011		8,105	8,358
7.750% due 10/17/2016		950	1,011

Total Indonesia (Cost $30,181)			31,734

KAZAKHSTAN 1.1%
ATF Bank JSC
9.000% due 05/11/2016		3,325	3,244
Intergas Finance BV
6.875% due 11/04/2011		2,980	3,088
Kazkommerts International BV
7.000% due 11/03/2009		3,500	3,558
8.500% due 04/16/2013		1,300	1,392
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		16,895	16,995

Total Kazakhstan (Cost $28,156)			28,277

LUXEMBOURG 0.5%
Gaz Capital for Gazprom
6.212% due 11/22/2016		6,000	6,057
TNK-BP Finance S.A.
7.500% due 07/18/2016		7,800	8,365

Total Luxembourg (Cost $14,123)			14,422

MALAYSIA 1.3%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		2,600	3,211
7.750% due 08/15/2015		1,690	1,980
Petronas Capital Ltd.
7.000% due 05/22/2012		16,560	17,871
7.875% due 05/22/2022		3,000	3,711
TNB Capital Ltd.
5.250% due 05/05/2015		8,300	8,184

Total Malaysia (Cost $34,780)			34,957

MEXICO 11.9%
America Movil S.A. de C.V.
5.500% due 03/01/2014		500	490
5.750% due 01/15/2015		4,200	4,166
8.460% due 12/18/2036	MXN	10,900	999
Cablemas S.A. de C.V.
9.375% due 11/15/2015		$3,000	3,315
Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		2,250	2,306
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		3,850	4,129
12.500% due 06/15/2012		1,000	1,085
Mexico Government International Bond
6.073% due 01/13/2009		24	24
7.500% due 04/08/2033		24,685	29,190
8.000% due 09/24/2022		26,180	32,057
8.125% due 12/30/2019		22,775	27,729
8.300% due 08/15/2031		22,950	29,399
11.500% due 05/15/2026		10,000	16,200
	Shares
Mexico Government International Bond Rights
0.000% due 06/30/2007		18,575,000	269
	Principal Amount (000s)
Pemex Finance Ltd.
9.030% due 02/15/2011		$51	54
Pemex Project Funding Master Trust
5.750% due 12/15/2015		52,450	52,149
6.625% due 06/15/2035		8,075	8,271
7.375% due 12/15/2014		15,649	17,269
8.000% due 11/15/2011		8,500	9,371
8.625% due 02/01/2022		40,033	49,581
9.125% due 10/13/2010		4,565	5,131
9.250% due 03/30/2018		11,877	15,007
9.375% due 12/02/2008		500	536
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,000	978
8.750% due 01/31/2016	MXN	10,000	970

Total Mexico (Cost $296,513)			310,675

MOROCCO 0.1%
Kingdom of Morocco
5.688% due 01/05/2009		$2,202	2,220

Total Morocco (Cost $2,177)			2,220

NETHERLANDS 0.1%
HSBK Europe BV
7.750% due 05/13/2013		2,450	2,597

Total Netherlands (Cost $2,444)			2,597

PAKISTAN 0.4%
Pakistan Government International Bond
7.125% due 03/31/2016		10,985	11,537

Total Pakistan (Cost $10,920)			11,537

PANAMA 3.2%
AES Panama S.A.
6.350% due 12/21/2016		8,780	8,660
Panama Government International Bond
6.700% due 01/26/2036		4,158	4,345
7.125% due 01/29/2026		22,425	24,331
7.250% due 03/15/2015		120	130
9.375% due 07/23/2012		19,773	23,283
9.625% due 02/08/2011		20,439	23,403

Total Panama (Cost $80,745)			84,152

PERU 1.6%
Peru Government International Bond
5.000% due 03/07/2017		20,653	20,602
8.750% due 11/21/2033		4,795	6,329
9.125% due 02/21/2012		6,401	7,425
Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,023
7.500% due 07/27/2035		6,500	7,080

Total Peru (Cost $38,112)			42,459

QATAR 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		513	500

Total Qatar (Cost $506)			500

RUSSIA 11.4%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	7,550	10,464
8.625% due 04/28/2034		$28,800	37,080
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,279
Gazprom International S.A.
7.201% due 02/01/2020		14,750	15,606
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	5,218
Lukoil Finance Ltd.
6.050% due 01/11/2009		10,000	9,947
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,675
8.375% due 10/14/2010		1,000	1,056
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		61,960	74,141
RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		600	617
7.175% due 05/16/2013		6,400	6,760
Russia Government International Bond
5.000% due 03/31/2030		72,967	82,549
11.000% due 07/24/2018		2,700	3,907
12.750% due 06/24/2028		13,275	24,012
Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007		1,000	1,015
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,100
TNK-BP Finance S.A.
6.875% due 07/18/2011		4,000	4,145
7.500% due 07/18/2016		3,150	3,359
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		450	481
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,017
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008		5,000	5,009

Total Russia (Cost $285,179)			297,437

SOUTH AFRICA 1.8%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	16,600
6.500% due 06/02/2014		$14,500	15,279
7.375% due 04/25/2012		5,950	6,411
8.500% due 06/23/2017		2,140	2,600
9.125% due 05/19/2009		5,690	6,160

Total South Africa (Cost $43,837)			47,050

TUNISIA 1.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	6,952
4.750% due 04/07/2011		450	599
7.375% due 04/25/2012		$20,212	21,991
8.250% due 09/19/2027		1,680	2,078

Total Tunisia (Cost $30,804)			31,620

UKRAINE 2.5%
Dresdner Bank AG for Kyivstar GSM
7.750% due 04/27/2012		1,500	1,555
10.375% due 08/17/2009		800	874
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,159
6.875% due 03/04/2011		$33,350	34,352
7.650% due 06/11/2013		16,685	18,001
8.902% due 08/05/2009		5,150	5,477
11.000% due 03/15/2007		2,993	3,030

Total Ukraine (Cost $63,859)			65,448

UNITED STATES 1.6%
Corporate Bonds & Notes 0.3%
C5 Capital SPV Ltd.
6.196% due 12/01/2049		1,100	1,101
C10 Capital SPV Ltd.
6.722% due 12/01/2049		8,500	8,509

			9,610

U.S. Government Agencies 0.5%
Fannie Mae
5.500% due 01/01/2037		13,000	12,850

U.S. Treasury Obligations 0.8%
U.S. Treasury Notes
3.625% due 05/15/2013		19,500	18,380
5.125% due 05/15/2016		1,890	1,947

			20,327

Total United States (Cost $42,901)			42,787

URUGUAY 0.9%
Uruguay Government International Bond
8.000% due 11/18/2022		16,397	18,693
9.250% due 05/17/2017		3,900	4,787

Total Uruguay (Cost $21,903)			23,480

VENEZUELA 6.4%
Venezuela Government International Bond
5.375% due 08/07/2010		33,550	33,047
6.000% due 12/09/2020		42,450	39,797
6.374% due 04/20/2011		16,450	16,393
7.000% due 12/01/2018		5,000	5,175
7.650% due 04/21/2025		8,500	9,286
8.500% due 10/08/2014		2,000	2,268
9.250% due 09/15/2027		10,880	13,899
9.375% due 01/13/2034		23,650	31,277
10.750% due 09/19/2013		12,280	15,289
	Shares
Venezuela Government International Bond Rights
0.000% due 04/15/2020		3,500	123

Total Venezuela (Cost $154,976)			166,554

	Principal Amount (000s)
VIETNAM 0.2%
Socialist Republic of Vietnam
3.750% due 03/12/2028		$5,000	4,317
6.875% due 01/15/2016		1,000	1,082

Total Vietnam (Cost $5,221)			5,399

SHORT-TERM INSTRUMENTS 27.1%
Commercial Paper 25.6%
Bank of America Corp.
5.200% due 04/02/2007		67,700	66,775
5.225% due 03/01/2007		700	694
5.250% due 01/12/2007		7,700	7,690
5.250% due 01/24/2007		1,800	1,794
Bank of Ireland
5.245% due 01/30/2007		9,200	9,164
Barclays U.S. Funding Corp.
5.220% due 03/05/2007		2,200	2,179
5.250% due 01/30/2007		9,800	9,761
CBA (de) Finance
5.245% due 01/31/2007		71,600	71,308
Danske Corp.
5.225% due 03/12/2007		67,700	66,980
5.255% due 01/18/2007		7,100	7,084
5.260% due 01/04/2007		2,000	2,000
IXIS Commercial Paper Corp.
5.240% due 02/16/2007		69,800	69,353
Rabobank USA Financial Corp.
5.280% due 01/02/2007		71,800	71,800
Skandinaviska Enskilda Banken AB
5.220% due 03/06/2007		71,600	70,900
Societe Generale NY
5.225% due 03/01/2007		5,700	5,653
5.245% due 01/08/2007		600	600
5.270% due 01/02/2007		52,700	52,700
UBS Finance Delaware LLC
5.245% due 01/08/2007		600	600
5.270% due 01/05/2007		77,100	77,077
Westpac Capital Corp.
5.245% due 01/17/2007		68,700	68,560
Westpac Trust Securities NZ Ltd.
5.250% due 02/06/2007		8,300	8,259

			670,931

Repurchase Agreements 1.0%
Lehman Brothers, Inc.
4.850% due 01/02/2007		27,000	27,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 02/28/2011 valued at $27,611. Repurchase proceeds are $27,015.)

Tri-Party Repurchase Agreements 0.2%
State Street Bank and Trust Co.
4.900% due 01/02/2007		5,605	5,605
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.000% due 03/10/2008 valued at $5,718. Repurchase proceeds are $5,608.)

U.S. Treasury Bills 0.3%
4.810% due 03/01/2007 - 03/15/2007 (a)(c)		6,482	6,412

Total Short-Term Instruments (Cost $710,122)			709,948

Purchased Options (e) 0.0% (Cost $40)			0
Total Investments (b) 102.8% (Cost $2,566,100)			$2,691,010
Other Assets and Liabilities (Net) (2.8%)			(72,364)

Net Assets 100.0%			$2,618,646

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of December 31, 2006, portfolio securities with an aggregate value of $18,242 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $6,412 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day HUFodollar December Futures	Long	12/2008	94	$54
90-Day HUFodollar June Futures	Long	06/2009	943	285
90-Day HUFodollar September Futures	Long	09/2008	1,074	448
U.S. Treasury 5-Year Note March Futures	Long	03/2007	7,573	(4,001)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	568	(656)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	789	1,595

				$(2,275)

(d) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	8/24/2014	$8,125	$1,308
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	4,600	13
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	8/20/2011	25,000	605
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	8/20/2011	25,000	614
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%	3/20/2013	5,000	230
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%)	8/20/2016	14,000	(749)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%)	8/20/2016	15,000	(783)
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.060%	4/20/2011	7,000	117
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	4,550	77
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%	12/20/2011	6,200	115
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%	8/20/2016	10,000	264
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%	12/20/2016	1,300	42
Credit Suisse First Boston	Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%	3/11/2009	4,000	749
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%	1/16/2013	4,000	535
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.450%	6/20/2013	5,500	167
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	2,650	45
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	3/20/2007	2,450	8
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%	10/20/2011	5,000	70
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%	4/8/2013	3,500	389
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.320%	2/20/2007	1,750	1
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	5/20/2007	2,700	9
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%	4/20/2011	14,600	208
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%	8/20/2011	25,000	636
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.720%	9/20/2011	5,300	138
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	1/4/2013	5,400	737
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	1/21/2014	12,000	1,371
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	4/20/2016	51,250	1,133
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%)	8/20/2016	14,000	(770)
JPMorgan Chase & Co.	Cemex SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	6,600	119
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%)	3/20/2008	5,000	(154)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%)	9/20/2008	10,000	(343)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%	6/20/2011	7,250	262
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%	7/20/2011	5,600	203
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(4.650%)	10/20/2011	7,200	1,381
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.090%	11/20/2011	9,800	103
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	72,350	729
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	16,500	171
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	8/20/2012	3,500	158
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%	6/20/2013	5,600	176
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	7/20/2013	870	46
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.210%	10/20/2013	32,000	603
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	3/20/2014	3,700	466
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	3/20/2016	2,500	59
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	4/20/2016	7,500	216
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.280%	5/20/2016	7,400	132
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	1/21/2014	1,350	153
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	4/20/2016	16,500	555
Morgan Stanley	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(2.420%)	9/20/2008	13,300	2,096
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.410%	11/20/2010	15,000	92
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	4/20/2011	41,800	983
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%	4/20/2011	10,000	170
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%	7/20/2011	700	16
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%	8/20/2011	6,200	197
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.040%	10/20/2011	8,500	129
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	6,350	113
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	6/18/2013	20,000	2,775
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	930
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.480%	4/20/2016	19,000	637
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	8/20/2016	18,500	489
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%	10/20/2016	3,000	123
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.410%	12/20/2016	3,950	93
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%	9/20/2011	2,000	38
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	19,000	196
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	7,000	114
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	8,000	163
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	9/20/2016	14,900	575
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	9/20/2016	3,100	125
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	9/20/2016	2,000	94
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%	12/20/2016	16,575	602
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.430%	12/20/2016	2,000	85
UBS AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%	6/20/2011	4,600	185

						$23,334

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.060%	1/2/2009	BRL	12,500	$240
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.125%	1/2/2009		8,500	167
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	14.280%	1/4/2010		16,200	283
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	1/2/2009		8,100	162
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	1/4/2010		63,500	834
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.360%	1/4/2010		15,900	284
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	1/4/2010		168,200	515
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.720%	10/6/2016	HUF	4,240,000	(1,389)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	8/3/2016	MXN	11,400	68
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	8/3/2016		11,400	67
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		1,305,600	6,333
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	9/22/2016		421,500	2,627
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		331,000	1,070
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	9/12/2016		20,000	130
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	4/17/2009		122,600	262
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		144,000	628
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	8/12/2015		69,000	868

							$13,149

(e) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day HUFodollar March Futures	$92.250	3/19/2007	4,221	$40	$0

(f) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	18,206	05/2007	$159	$0	$159
Buy		39,952	06/2007	366	0	366
Buy	CLP	853,250	02/2007	16	0	16
Buy		633,000	05/2007	0	(14)	(14)
Buy		265,700	06/2007	0	(5)	(5)
Buy	CNY	95,437	03/2007	22	(1)	21
Buy		24,681	09/2007	76	0	76
Sell	HUF	43,247	01/2007	0	(494)	(494)
Buy	IDR	60,156,000	02/2007	224	0	224
Buy	INR	131,630	03/2007	108	0	108
Buy		31,302	05/2007	6	0	6
Buy	JPY	1,780,705	01/2007	0	(49)	(49)
Sell		890,352	01/2007	16	0	16
Buy		3,874,947	02/2007	0	(437)	(437)
Buy	KRW	2,195,834	02/2007	58	0	58
Buy		9,647,787	03/2007	186	(6)	180
Buy	MXN	7,802	01/2007	18	0	18
Buy		4,087	04/2007	9	0	9
Buy	PLN	30,702	04/2007	350	0	350
Buy	RUB	108,914	01/2007	50	0	50
Buy		12,875	03/2007	5	0	5
Buy		335,626	09/2007	74	(28)	46
Buy		259,231	12/2007	0	(34)	(34)
Buy	SGD	6,349	01/2007	43	0	43
Buy		3,810	02/2007	31	0	31
Buy	TWD	86,110	01/2007	6	0	6
Sell		86,110	01/2007	3	0	3
Buy		91,177	02/2007	0	(34)	(34)
Buy		86,110	03/2007	0	(4)	(4)
Buy	ZAR	7,974	06/2007	6	0	6

				$1,832	$(1,106)	$726

See accompanying notes

Schedule of Investments

European StocksPLUS® TR Strategy Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 6.3%
Banking & Finance 1.6%
Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$13
Merrill Lynch & Co., Inc.
5.464% due 08/14/2009	100	100

		113

Industrials 1.4%
Caesars Entertainment, Inc.
9.375% due 02/15/2007	100	101

Utilities 3.3%
BellSouth Corp.
5.474% due 08/15/2008	100	100
Embarq Corp.
6.738% due 06/01/2013	100	103
PSEG Energy Holdings LLC
8.625% due 02/15/2008	41	42

		245

Total Corporate Bonds & Notes (Cost $455)		459

U.S. GOVERNMENT AGENCIES 91.7%
Fannie Mae
4.000% due 08/01/2013	51	49
4.591% due 08/01/2035	69	69
4.638% due 10/01/2035	74	74
4.654% due 10/01/2035	75	75
4.724% due 10/01/2035	74	74
4.727% due 12/01/2034	56	55
4.843% due 02/01/2034	42	42
4.880% due 12/01/2035	81	81
5.000% due 03/01/2020 - 10/01/2020	1,358	1,336
5.497% due 07/01/2032	42	42
5.500% due 01/01/2037	700	692
5.958% due 06/01/2043	36	36
6.000% due 02/01/2037	2,500	2,516
6.500% due 01/01/2037	1,000	1,019
6.625% due 11/25/2023	87	90
Freddie Mac
3.000% due 05/15/2022	100	97
3.500% due 05/15/2022	74	73
4.000% due 06/15/2022	51	50
4.500% due 11/15/2013	100	99
5.000% due 12/15/2023	87	87
5.500% due 08/15/2030	1	1
5.550% due 10/15/2020	36	36
6.158% due 07/25/2044	47	47

Total U.S. Government Agencies (Cost $6,747)		6,740

MORTGAGE-BACKED SECURITIES 14.4%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	90	89
Countrywide Alternative Loan Trust
5.430% due 09/20/2046	83	83
Harborview Mortgage Loan Trust
5.570% due 05/19/2035	100	101
JPMorgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	1	1
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021	93	93
Structured Asset Mortgage Investments, Inc.
5.420% due 08/25/2036	90	90
Washington Mutual, Inc.
5.610% due 11/25/2045	75	75
5.620% due 12/25/2027	43	43
5.770% due 09/25/2046	99	100
5.777% due 07/25/2046	95	95
5.777% due 08/25/2046	97	98
5.807% due 06/25/2046	92	93
Wells Fargo Mortgage-Backed Securities Trust
4.320% due 07/25/2035	100	98

Total Mortgage-Backed Securities (Cost $1,054)		1,059

ASSET-BACKED SECURITIES 16.7%
Ameriquest Mortgage Securities, Inc.
5.680% due 06/25/2034	34	34
Carrington Mortgage Loan Trust
5.390% due 05/25/2036	64	64
Citibank Credit Card Issuance Trust
5.435% due 03/20/2009	100	100
Citigroup Mortgage Loan Trust, Inc.
5.420% due 08/25/2036	61	61
5.650% due 11/25/2034	6	6
Countrywide Asset-Backed Certificates
5.370% due 12/25/2046	89	89
5.460% due 10/25/2046	95	95
Credit-Based Asset Servicing & Securitization LLC
5.450% due 08/25/2035	56	55
GSAMP Trust
5.420% due 02/25/2036	55	55
Home Equity Asset Trust
5.460% due 02/25/2036	36	36
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	87	87
Lehman XS Trust
5.430% due 07/25/2046	82	83
5.430% due 08/25/2046	86	86
Long Beach Mortgage Loan Trust
5.630% due 10/25/2034	47	47
Merrill Lynch Mortgage Investors, Inc.
5.410% due 04/25/2037	68	68
Newcastle Mortgage Securities Trust
5.420% due 03/25/2036	55	55
Soundview Home Equity Loan Trust
5.370% due 10/25/2036	90	90
Structured Asset Securities Corp.
4.900% due 04/25/2035	62	60
Wachovia Student Loan Trust
5.357% due 10/25/2013	55	55

Total Asset-Backed Securities (Cost $1,222)		1,226

SOVEREIGN ISSUES 0.4%
Mexico Government International Bond
10.375% due 02/17/2009	20	22
Panama Government International Bond
9.625% due 02/08/2011	8	9

Total Sovereign Issues (Cost $31)		31

	Shares
PREFERRED STOCKS 0.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	17	17

Total Preferred Stocks (Cost $17)		17

EXCHANGE-TRADED FUNDS 0.8%
streetTRACKS Dow Jones EURO STOXX
50 Fund	1,108	60

Total Exchange-Traded Funds (Cost $50)		60

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 26.8%
Commercial Paper 23.1%
Bank of America Corp.
5.245% due 01/17/2007	$100	100
5.250% due 03/15/2007	100	99
Barclays U.S. Funding Corp.
5.250% due 01/17/2007	100	100
CBA (de) Finance
5.250% due 03/07/2007	200	198
Dexia Delaware LLC
5.240% due 01/18/2007	100	100
Federal Home Loan Bank
4.800% due 01/02/2007	200	200
General Electric Capital Corp.
5.240% due 02/08/2007	300	298
Rabobank USA Financial Corp.
5.280% due 01/02/2007	200	200
Societe Generale NY
5.270% due 01/02/2007	300	300
Spintab AB
5.250% due 01/30/2007	100	99

		1,694

Repurchase Agreements 3.2%
State Street Bank and Trust Co.
4.900% due 01/02/2007	237	237

(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $246. Repurchase proceeds are $237.)

U.S. Treasury Bills 0.5%
4.801% due 03/15/2007 (a)(c)	35	35

Total Short-Term Instruments (Cost $1,966)		1,966

Purchased Options (e) 0.0% (Cost $0)		0
Total Investments (b) 157.3% (Cost $11,542)		$11,558
Written Options (f) 0.0% (Premiums $2)		0
Other Assets and Liabilities (Net) (57.3%)		(4,210)

Net Assets 100.0%		$7,348

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of December 31, 2006, portfolio securities with an aggregate value of $192 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $35 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor September Futures	Long	09/2007	1	$(1)
90-Day Eurodollar December Futures	Long	12/2007	2	0
90-Day Eurodollar June Futures	Long	06/2007	3	0
90-Day Eurodollar June Futures	Long	06/2008	1	(1)
90-Day Eurodollar September Futures	Long	09/2007	8	0
90-Day Eurodollar September Futures	Long	09/2008	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	6	(4)

				$(7)

(d) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%)	12/20/2011	$200	$0
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	3/20/2008	100	0
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	100	0

						$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	700	$(3)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	1/4/2010	BRL	800	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	1/4/2010		200	1
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016	MXN	1,000	3
Citibank N.A.	3-Month New Zealand Bank Bill	Pay	7.250%	6/15/2009	NZD	700	(1)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		$400	9
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		200	(2)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		300	6
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2014		600	(5)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		200	4
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		700	(8)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		600	(8)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/18/2009		2,200	7

							$2

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	Fresco Dow Jones Euro STOXX 50 ETF	1-Month USD-LIBOR less 0.250%	11/15/2007	134,861	$39

(e) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar March Futures	$92.250	3/19/2007	7	$0	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 02/01/2037	$86.750	2/5/2007	$1,300	$0	$0

(f) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.600%	1/2/2007	$100	$1	$0
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.900%	1/2/2007	100	1	0

							$2	$0

(g) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	4.250%	11/15/2013	$300	$297	$294
U.S. Treasury Notes	4.750%	5/15/2014	200	204	202

				$501	$496

(2)	Market value includes $4 of interest payable on short sales.

(h) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4	02/2007	$0	$0	$0
Buy	BRL	100	01/2007	1	0	1
Sell		100	01/2007	0	0	0
Buy		100	06/2007	0	0	0
Sell	CAD	57	01/2007	1	0	1
Buy	CNY	2,815	05/2007	1	0	1
Sell		1,423	05/2007	0	(3)	(3)
Sell	EUR	5,562	01/2007	2	(61)	(59)
Sell	GBP	22	01/2007	0	0	0
Buy	JPY	2,121	01/2007	0	0	0
Sell		4,413	01/2007	1	0	1
Buy		12,132	02/2007	0	(2)	(2)
Buy	MXN	308	01/2007	0	0	0

				$6	$(66)	$(60)

See Accompanying Notes

Schedule of Investments

Extended Duration Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.7%
ABX Financing Co.
6.350% due 10/15/2036	$10	$10
American Express Centurion Bank
5.350% due 05/07/2008	30	30
Citigroup, Inc.
5.406% due 12/26/2008	10	10
Georgia-Pacific Corp.
7.750% due 11/15/2029	30	30
Intelsat Bermuda Ltd.
11.250% due 06/15/2016	30	33
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	31

Total Corporate Bonds & Notes (Cost $141)		144

U.S. GOVERNMENT AGENCIES 13.9%
Fannie Mae
4.000% due 02/25/2019	100	90
5.000% due 08/25/2033	35	29
5.500% due 04/25/2033 - 08/25/2035	76	73
6.000% due 12/25/2034	113	111
Federal Farm Credit Bank
5.750% due 12/07/2028	80	86
Freddie Mac
5.750% due 01/15/2033	3	3
8.250% due 06/01/2016	30	37

Total U.S. Government Agencies (Cost $423)		429

U.S. TREASURY OBLIGATIONS 108.7%
U.S. Treasury Strips
0.000% due 08/15/2023	700	310
0.000% due 02/15/2026	2,000	787
0.000% due 08/15/2026	800	306
0.000% due 11/15/2026	1,200	455
0.000% due 02/15/2027	1,000	375
0.000% due 08/15/2027	1,000	367
0.000% due 11/15/2027	1,000	363
0.000% due 08/15/2029	1,000	335
0.000% due 02/15/2036	200	51

Total U.S. Treasury Obligations (Cost $3,362)		3,349

MORTGAGE-BACKED SECURITIES 2.1%
GS Mortgage Securities Corp. II
5.450% due 06/06/2020	26	26
Washington Mutual, Inc.
5.557% due 01/25/2047	10	10
5.777% due 10/25/2046	30	30

Total Mortgage-Backed Securities (Cost $66)		66

ASSET-BACKED SECURITIES 4.4%
Argent Securities, Inc.
5.370% due 10/25/2036	27	27
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	29	29
Bank One Issuance Trust
5.380% due 10/15/2009	10	10
Bear Stearns Asset-Backed Securities, Inc.
5.487% due 07/25/2036	28	28
Chase Credit Card Master Trust
5.460% due 10/15/2010	20	20
SLM Student Loan Trust
5.323% due 07/25/2013	20	20

Total Asset-Backed Securities (Cost $134)		134

SHORT-TERM INSTRUMENTS 7.3%
Certificates of Deposit 1.0%
Skandinaviska Enskilda Banken AB
5.272% due 07/06/2007	30	30

Repurchase Agreements 4.5%
State Street Bank and Trust Co.
4.900% due 01/02/2007	139	139
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $146. Repurchase proceeds are $139.)

U.S. Treasury Bills 1.8%
4.845% due 03/01/2007 - 03/15/2007 (a)(c)	55	55

Total Short-Term Instruments (Cost $223)		224

Purchased Options (d) 0.0% (Cost $2)		1
Total Investments (b) 141.1% (Cost $4,351)		$4,347
Written Options (e) (0.2%) (Premiums $8)		(6)
Other Assets and Liabilities (Net) (40.9%)		(1,259)

Net Assets 100.0%		$3,082

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of December 31, 2006, portfolio securities with an aggregate value of $40 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $55 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	8	$(3)
90-Day Eurodollar September Futures	Long	09/2008	4	(1)
U.S. Treasury 5-Year Note March Futures	Short	03/2007	12	8
U.S. Treasury 30-Year Bond March Futures	Long	03/2007	2	(5)

				$(1)

(d) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note March Futures	$108.500	2/23/2007	3	$0	$0
Call - CME 90-Day Eurodollar December Futures	95.500	12/17/2007	1	1	0
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	10	1	1
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	1	0	0

				$2	$1

(e) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$116.000	2/23/2007	1	$1	$0
Call - CME 90-Day Eurodollar December Futures	95.250	12/17/2007	10	6	5
Call - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	1	0	0
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	1	0	1
Put - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	1	1	0

				$8	$6

(f) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(1)
U.S. Treasury Bonds	4.500%	2/15/2036	$180	$173	$175

(1)	Market value includes $3 of interest payable on short sales.

(g) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Buy	CNY	223	12/2007	$0	$0	$0
Buy	EUR	23	01/2007	0	0	0
Buy	JPY	8,787	02/2007	0	(1)	(1)

				$0	$(1)	$(1)

See accompanying notes

Schedule of Investments

East (ex-Japan) StocksPLUS® TR Strategy Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 10.6%
Banking & Finance 6.3%
Bank of America Corp.
5.640% due 10/14/2016		$100	$101
Banque Centrale de Tunisie
7.375% due 04/25/2012		12	13
BNP Paribas
5.292% due 05/28/2008		100	100
Citigroup, Inc.
5.406% due 12/26/2008		100	100
Ford Motor Credit Co.
7.250% due 10/25/2011		50	49
Goldman Sachs Group, Inc.
5.455% due 12/22/2008		100	101
HSBC Finance Corp.
5.420% due 10/21/2009		100	100
JPMorgan Chase & Co.
5.416% due 06/26/2009		100	100
Morgan Stanley
5.499% due 02/15/2007		100	100
Nordea Bank Finland
5.308% due 05/28/2008		100	100
Rabobank Nederland
5.394% due 01/15/2009		100	100
Santander U.S. Debt S.A. Unipersonal
5.426% due 11/20/2009		100	100
5.428% due 02/06/2009		100	100

			1,164

Industrials 1.6%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		100	101
Omnicom Group, Inc.
5.900% due 04/15/2016		100	101
Xerox Capital Trust I
8.000% due 02/01/2027		100	102

			304

Utilities 2.7%
BellSouth Corp.
5.474% due 08/15/2008		200	200
Embarq Corp.
6.738% due 06/01/2013		200	205
NRG Energy, Inc.
7.375% due 02/01/2016		100	101

			506

Total Corporate Bonds & Notes (Cost $1,966)			1,974

U.S. GOVERNMENT AGENCIES 119.3%
Fannie Mae
4.000% due 08/01/2013		101	98
4.190% due 11/01/2034		73	72
4.591% due 08/01/2035		68	69
4.638% due 10/01/2035		74	74
4.654% due 10/01/2035		75	75
4.707% due 09/01/2035		89	88
4.724% due 10/01/2035		74	73
4.843% due 02/01/2034		42	41
4.880% due 12/01/2035		162	162
5.000% due 01/01/2020 - 01/01/2022		1,341	1,319
5.497% due 07/01/2032		42	42
5.500% due 02/01/2034 - 04/01/2036		4,552	4,502
5.700% due 05/25/2042 - 09/25/2042		170	171
5.958% due 09/01/2044 - 10/01/2044		396	399
6.000% due 02/01/2037		10,000	10,066
6.500% due 01/01/2037		4,000	4,076
6.625% due 11/25/2023		87	90
Freddie Mac
3.500% due 01/15/2023		282	277
4.742% due 09/01/2035		86	85
5.000% due 08/15/2020		400	396
5.500% due 08/15/2030		1	1
5.550% due 10/15/2020		36	36

Total U.S. Government Agencies (Cost $22,226)			22,212

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Bonds
8.125% due 08/15/2019		100	131

Total U.S. Treasury Obligations (Cost $135)			131

MORTGAGE-BACKED SECURITIES 15.0%
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		88	87
Bear Stearns Alt-A Trust
5.840% due 11/25/2036		96	96
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		269	266
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		64	63
5.510% due 02/25/2047		99	100
5.560% due 03/20/2046		85	85
5.630% due 02/25/2037		89	89
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		85	84
CSAB Mortgage-Backed Trust
5.450% due 06/25/2036		109	110
Downey Savings & Loan Association Mortgage Loan Trust
6.953% due 07/19/2044		25	26
GS Mortgage Securities Corp. II
5.450% due 06/06/2020		88	88
GSR Mortgage Loan Trust
5.500% due 11/25/2035		78	78
Harborview Mortgage Loan Trust
5.590% due 03/19/2037		95	95
JPMorgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037		1	1
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027		49	48
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021		186	186
Mellon Residential Funding Corp.
5.700% due 11/15/2031		106	106
5.790% due 12/15/2030		79	79
Structured Adjustable Rate Mortgage Loan Trust
6.227% due 01/25/2035		67	68
Structured Asset Mortgage Investments, Inc.
5.570% due 05/25/2036		95	95
5.630% due 02/25/2036		88	88
Structured Asset Securities Corp.
5.000% due 12/25/2034		131	130
Washington Mutual, Inc.
5.557% due 01/25/2047		100	100
5.777% due 07/25/2046		190	191
5.777% due 08/25/2046		194	195
5.807% due 06/25/2046		184	185
5.954% due 05/25/2041		49	49

Total Mortgage-Backed Securities (Cost $2,780)			2,788

ASSET-BACKED SECURITIES 26.7%
ACE Securities Corp.
5.420% due 12/25/2035		47	47
5.430% due 02/25/2036		55	55
5.500% due 12/25/2035		100	100
Ameriquest Mortgage Securities, Inc.
5.430% due 03/25/2036		27	27
Argent Securities, Inc.
5.390% due 06/25/2036		112	112
5.430% due 03/25/2036		44	44
Asset-Backed Funding Certificates
5.380% due 01/25/2037		98	98
Bank One Issuance Trust
5.380% due 10/15/2009		100	100
5.460% due 01/15/2010		100	100
Bear Stearns Asset-Backed Securities, Inc.
5.420% due 02/25/2036		14	14
5.430% due 12/25/2035		31	31
Carrington Mortgage Loan Trust
5.400% due 01/25/2037		100	100
Centex Home Equity
5.400% due 06/25/2036		134	134
5.460% due 10/25/2035		11	11
Citigroup Mortgage Loan Trust, Inc.
5.420% due 08/25/2036		121	121
5.430% due 12/25/2035		39	39
Countrywide Asset-Backed Certificates
5.370% due 12/26/2036		100	100
5.380% due 01/25/2046		160	160
5.400% due 01/25/2037		162	162
5.400% due 05/25/2037		198	198
5.480% due 07/25/2036		53	53
5.510% due 02/25/2036		45	45
Credit-Based Asset Servicing & Securitization LLC
5.410% due 11/25/2036		98	98
5.450% due 08/25/2035		83	83
DaimlerChrysler Auto Trust
5.329% due 12/08/2007		100	100
First Franklin Mortgage Loan Asset-Backed Certificates
5.420% due 01/25/2036		55	55
First NLC Trust
5.470% due 02/25/2036		155	155
GSAMP Trust
5.420% due 01/25/2036		46	46
5.440% due 11/25/2035		50	50
GSR Mortgage Loan Trust
5.450% due 11/25/2030		38	38
HFC Home Equity Loan Asset-Backed Certificates
5.420% due 03/20/2036		100	100
5.700% due 09/20/2033		23	24
Home Equity Asset Trust
5.430% due 05/25/2036		60	60
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036		99	99
5.430% due 12/25/2035		55	55
Indymac Residential Asset-Backed Trust
5.410% due 04/25/2037		100	100
5.440% due 03/25/2036		53	53
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036		142	143
5.400% due 10/25/2036		97	97
5.420% due 05/25/2035		16	16
Lehman XS Trust
5.430% due 07/25/2046		165	165
5.440% due 05/25/2046		76	76
Long Beach Mortgage Loan Trust
5.410% due 04/25/2036		52	52
5.440% due 01/25/2036		93	93
5.630% due 10/25/2034		94	94
MASTR Asset-Backed Securities Trust
5.410% due 11/25/2036		100	100
5.460% due 11/25/2035		39	40
MBNA Credit Card Master Note Trust
5.460% due 08/17/2009		100	100
Merrill Lynch Mortgage Investors, Inc.
5.420% due 08/25/2036		100	100
Morgan Stanley ABS Capital I
5.390% due 07/25/2036		157	157
Nelnet Student Loan Trust
5.338% due 09/25/2012		100	100
5.370% due 08/23/2011		52	52
Newcastle Mortgage Securities Trust
5.420% due 03/25/2036		110	110
Popular ABS Mortgage Pass-Through Trust
5.460% due 09/25/2035		22	22
Residential Asset Mortgage Products, Inc.
5.430% due 01/25/2036		86	86
Residential Asset Securities Corp.
5.430% due 01/25/2036		51	51
5.440% due 01/25/2036		41	41
Securitized Asset-Backed Receivables LLC Trust
5.420% due 10/25/2035		32	32
5.470% due 01/25/2036		5	5
Soundview Home Equity Loan Trust
5.410% due 01/25/2037		100	100
5.420% due 02/25/2036		22	22
Structured Asset Securities Corp.
4.900% due 04/25/2035		62	60
Wells Fargo Home Equity Trust
5.400% due 01/25/2037		100	100

Total Asset-Backed Securities (Cost $4,979)			4,981

SOVEREIGN ISSUES 0.2%
Mexico Government International Bond
10.375% due 02/17/2009		20	22
Panama Government International Bond
9.625% due 02/08/2011		8	9
Ukraine Government International Bond
11.000% due 03/15/2007		2	2

Total Sovereign Issues (Cost $33)			33

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Province of Quebec Canada
5.000% due 12/01/2038	CAD	100	90

Total Foreign Currency-Denominated Issues (Cost $91)			90

	Shares
PREFERRED STOCKS 0.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		44	45

Total Preferred Stocks (Cost $45)			45

EXCHANGE-TRADED FUNDS 2.1%
iShares MSCI Hong Kong Index Fund		7,509	120
iShares MSCI Malaysia Index Fund		1,317	12
iShares MSCI Singapore Index Fund		835	9
iShares MSCI South Korea Index Fund		822	41
iShares MSCI Taiwan Index Fund		14,392	209

Total Exchange-Traded Funds (Cost $329)			391

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.1%
Commercial Paper 2.7%
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		$100	97
UBS Finance Delaware LLC
5.225% due 03/08/2007		400	396

			493

Repurchase Agreements 1.8%
State Street Bank and Trust Co.
4.900% due 01/02/2007		341	341
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $352. Repurchase proceeds are $341.)

U.S. Treasury Bills 0.6%
4.813% due 03/15/2007 (a)(c)		115	114

Total Short-Term Instruments (Cost $949)			948

Purchased Options (e) 0.0% (Cost $3)			1
Total Investments (b) 180.4% (Cost $33,536)			$33,594
Written Options (f) (0.0%) (Premiums $6)			(1)
Other Assets and Liabilities (Net) (80.4%)			(14,967)

Net Assets 100.0%			$18,626

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of December 31, 2006, portfolio securities with an aggregate value of $1,053 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $114 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2007	3	$(3)
90-Day Eurodollar December Futures	Long	12/2007	11	(1)
90-Day Eurodollar June Futures	Long	06/2007	3	0
90-Day Eurodollar June Futures	Long	06/2008	2	(1)
90-Day Eurodollar September Futures	Long	09/2007	20	(1)
90-Day Eurodollar September Futures	Long	09/2008	2	(1)
Euro-Bobl 5-Year Note March Futures	Short	03/2007	2	4
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	23	(18)

				$(21)

(d) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	$100	$0
Citibank N.A.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	100	0
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	100	0
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%)	12/20/2011	400	0
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.143%)	12/20/2012	300	0
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.458%	12/20/2015	200	0
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%)	6/20/2016	100	(1)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	300	1

						$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	2,100	$(9)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	1/4/2010	BRL	1,700	(3)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	1/4/2010		1,200	6
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	300	(3)
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		200	11
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	200	5
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016	MXN	3,000	8
Citibank N.A.	3-Month New Zealand Bank Bill	Pay	7.250%	6/15/2009	NZD	2,000	(4)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		$200	(2)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		1,800	(20)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		600	13
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2014		1,200	(10)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		100	(1)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		200	(4)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		100	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		800	(9)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		700	(14)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/18/2009		3,600	11

							$(27)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Units	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	iShares MSCI Hong Kong Index Fund	1-Month USD-LIBOR less 0.250%	11/15/2007	286,630	$74
Goldman Sachs & Co.	iShares MSCI Malaysia Index Fund	1-Month USD-LIBOR less 0.250%	11/15/2007	161,137	(10)
Goldman Sachs & Co.	iShares MSCI Singapore Index Fund	1-Month USD-LIBOR less 0.250%	11/15/2007	188,263	33
Goldman Sachs & Co.	iShares MSCI South Korea Index Fund	1-Month USD-LIBOR less 0.250%	11/15/2007	99,575	(27)
Goldman Sachs & Co.	iShares MSCI Taiwan Index Fund	1-Month USD-LIBOR less 0.250%	11/15/2007	203,231	89

					$159

(e) Purchased options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007	$1,100	$3	$1

(f) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.600%	1/2/2007	$200	$2	$0
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.900%	1/2/2007	200	2	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007	200	2	1

							$6	$1

(g) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	1/1/2037	$4,000	$3,990	$3,954
Fannie Mae	6.000%	1/1/2037	5,000	5,039	5,035
U.S. Treasury Notes	4.250%	11/15/2013	300	298	294
U.S. Treasury Notes	4.750%	5/15/2014	200	204	202

				$9,531	$9,485

(2)	Market value includes $4 of interest payable on short sales.

(h) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	10	02/2007	$0	$0	$0
Buy	BRL	300	01/2007	2	0	2
Sell		300	01/2007	0	(1)	(1)
Buy		300	06/2007	1	0	1
Sell	CAD	273	01/2007	4	0	4
Buy	CNY	6,264	05/2007	2	0	2
Sell		2,962	05/2007	0	(6)	(6)
Buy		1,214	11/2007	1	0	1
Sell	EUR	5	01/2007	0	0	0
Sell	GBP	66	01/2007	0	0	0
Buy	HKD	46,560	01/2007	0	(5)	(5)
Sell		87,052	01/2007	10	0	10
Buy	JPY	5,531	01/2007	0	0	0
Sell		11,838	01/2007	1	0	1
Buy		31,447	02/2007	0	(4)	(4)
Buy	KRW	2,975,000	02/2007	73	0	73
Sell		8,103,795	02/2007	1	(238)	(237)
Buy	MXN	914	01/2007	2	0	2
Sell	MYR	5,406	02/2007	0	(45)	(45)
Buy	SGD	510	01/2007	1	0	1
Sell		4,044	01/2007	0	(11)	(11)
Buy	TWD	62,400	02/2007	3	(5)	(2)
Sell		174,155	02/2007	55	(5)	50

				$156	$(320)	$(164)

See accompanying notes

Schedule of Investments

Floating Income Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)			Value (000s)
BANK LOAN OBLIGATIONS 4.2%
AES Corp.
6.750% due 04/30/2008		$1,000		$1,003
7.500% due 08/10/2011		1,000		1,003
AGCO Corp.
7.117% due 06/15/2009		631		633
Alderwoods Group, Inc.
7.320% due 09/17/2008		868		869
Allied Waste North America, Inc.
5.322% due 01/15/2012		1,655		1,660
7.120% due 01/15/2012		706		707
7.130% due 01/15/2012		605		606
7.170% due 01/15/2012		2,067		2,072
7.270% due 01/15/2012		706		708
Appleton Papers, Inc.
7.640% due 06/11/2010		121		121
7.650% due 06/11/2010		114		115
Bantan Corp.
7.110% due 11/20/2013		1,000		1,002
Celanese Corp.
5.320% due 07/27/2009		2,000		2,015
7.367% due 04/06/2011		926		929
Centennial Cellular Operating Co. LLC
7.617% due 02/09/2011		857		865
7.620% due 01/20/2011		66		67
Charter Communications Operating LLC
8.005% due 04/25/2013		1,000		1,008
Cognis Deutschland GmbH & Co. KG
7.670% due 05/12/2011		855		856
Cooper Standard Automotive, Inc.
7.875% due 12/31/2011		2,367		2,373
Covanta Energy Corp.
5.371% due 06/24/2012		520		525
7.570% due 06/30/2012		41		41
7.621% due 06/30/2012		331		335
DaVita, Inc.
7.350% due 10/05/2012		429		431
7.370% due 10/05/2012		92		92
7.380% due 10/05/2012		1,668		1,679
7.690% due 10/05/2012		390		393
DirecTV Holdings LLC
6.850% due 04/08/2013		992		995
Dresser-Rand Group, Inc.
7.350% due 10/29/2011		235		237
7.360% due 10/29/2011		252		254
El Paso Corp.
5.650% due 06/15/2009		2,000		1,970
Energy Transfer Equity LP
7.100% due 11/01/2012		5,000		5,002
Ford Motor Co.
8.360% due 11/29/2013		15,000		15,009
Freescale Semiconductor, Inc.
7.369% due 11/28/2013		3,000		3,002
General Motors Acceptance Corp.
7.745% due 11/27/2013		2,000		2,004
Georgia-Pacific Corp.
7.300% due 12/20/2012		5,333		5,364
7.350% due 12/20/2012		333		335
7.367% due 12/20/2012		1,281		1,288
Goodyear Tire & Rubber Co.
7.954% due 04/30/2010		5,000		5,068
Hanesbrands, Inc.
7.600% due 10/15/2013		571		578
7.688% due 10/15/2013		3,429		3,465
HCA, Inc.
8.114% due 11/14/2013		10,000		10,122
Headwaters, Inc.
7.500% due 04/30/2011		1,161		1,156
HealthSouth Corp.
8.580% due 02/02/2013		3,483		3,510
Hercules, Inc.
6.867% due 10/08/2010		23		23
6.870% due 10/08/2010		564		565
Hertz Corp.
5.390% due 12/21/2012		447		451
7.350% due 12/21/2012		3,553		3,581
Idearc, Inc.
7.320% due 11/09/2014		3,000		3,019
Ineos Group Holdings PLC
7.339% due 10/07/2013		2,228		2,254
7.339% due 10/07/2014		2,228		2,263
7.615% due 10/07/2013		23		23
8.115% due 10/07/2014		23		23
Jarden Corp.
7.367% due 01/21/2012		4,055		4,066
Jean Coutu Group, Inc.
7.938% due 07/30/2011		1,794		1,799
K&F Acquisition, Inc.
7.320% due 11/18/2012		775		779
7.350% due 11/18/2012		445		447
Kinetic Concepts, Inc.
7.120% due 08/11/2010		687		689
Lukoil Finance Ltd.
6.050% due 01/11/2009		10,000		9,947
Masonite International Corp.
7.364% due 04/06/2013		3		3
7.367% due 04/06/2013		5		5
7.380% due 04/06/2013		1,468		1,442
Mediacom Communications Corp.
6.870% due 02/28/2014		545		544
7.020% due 02/28/2014		727		725
7.120% due 02/28/2014		727		725
Metro-Goldwyn-Mayer, Inc.
7.749% due 04/08/2011		2,976		2,949
7.749% due 04/08/2012		5,970		5,921
Nalco Co.
7.100% due 11/01/2010		432		434
7.110% due 11/04/2010		480		482
7.300% due 11/01/2010		416		418
Neiman-Marcus Group, Inc.
7.600% due 04/06/2013		344		347
7.602% due 04/06/2013		2,884		2,907
Nortek, Inc.
7.360% due 08/24/2011		1,965		1,964
Novelis, Inc.
7.620% due 01/07/2012		1,005		1,008
NRG Energy, Inc.
7.325% due 02/01/2013		1,000		1,006
7.367% due 02/01/2013		2,000		2,013
PanAmSat Corp.
7.633% due 06/30/2011		792		796
8.008% due 01/03/2014		1,648		1,666
Penn National Gaming, Inc.
7.020% due 05/26/2012		619		623
7.120% due 05/26/2012		52		53
7.130% due 05/26/2012		2,291		2,305
PP Acquisition Corp.
8.320% due 11/12/2011		443		447
Primedia, Inc.
7.570% due 09/30/2013		1,188		1,186
Qwest Corp.
6.950% due 06/30/2010		2,000		2,048
Reliant Energy, Inc.
5.000% due 12/01/2010		857		864
7.725% due 12/01/2010		1,143		1,152
Renal Advantage, Inc.
7.890% due 10/06/2012		4,000		4,030
Rental Service Corp.
7.100% due 11/21/2013		1,920		1,931
7.110% due 11/21/2013		160		160
7.120% due 11/21/2013		1,920		1,931
Rexel S.A.
6.904% due 11/03/2013		1,365		1,376
7.741% due 04/10/2014		1,365		1,382
Reynolds American, Inc.
7.104% due 05/31/2012		1,371		1,382
7.188% due 05/31/2012		1,048		1,057
7.250% due 05/31/2012		68		69
RH Donnelley, Inc.
6.850% due 06/30/2011		233		232
6.860% due 06/30/2011		243		243
6.870% due 06/30/2011		442		442
6.890% due 06/30/2011		146		146
6.900% due 06/30/2011		292		291
Roundy’s Supermarket, Inc.
7.870% due 11/01/2011		2,500		2,526
8.330% due 11/01/2011		2,450		2,475
8.350% due 10/27/2011		12		13
Shackleton Re Ltd.
12.968% due 08/01/2008		2,000		2,000
13.468% due 08/01/2008		500		507
Simmons Bedding Co.
6.875% due 12/19/2011		463		466
7.375% due 12/19/2011		332		334
7.812% due 12/19/2011		66		67
Smurfit-Stone Container Enterprises, Inc.
5.234% due 11/01/2010		87		88
7.625% due 11/01/2010		68		68
7.625% due 11/01/2011		494		498
Solar Capital Corp.
7.875% due 02/11/2013		2,962		2,995
Telcordia Technologies, Inc.
8.110% due 09/09/2012		8		7
8.120% due 09/09/2012		2,948		2,902
Tenneco, Inc.
7.320% due 12/12/2010		656		661
7.360% due 12/12/2010		1,656		1,667
Travelport
8.367% due 08/01/2013		446		448
8.367% due 08/22/2013		4,554		4,571
UGS Corp.
7.485% due 03/31/2012		2,035		2,036
Universal City Development Partners
7.350% due 06/09/2012		6		6
7.360% due 06/09/2012		11		11
7.380% due 06/09/2012		364		365
7.510% due 06/09/2012		545		548
UPC Financing Partnership
7.640% due 03/31/2013		1,000		1,002
7.640% due 12/31/2013		1,000		1,002
VNU/Nielson Finance LLC
8.125% due 08/08/2013		5,000		5,041
Warner Chilcott Corp.
7.617% due 01/18/2012		762		767
7.860% due 01/18/2012		73		73
7.968% due 01/18/2012		581		584
WMG Acquisition Corp.
7.370% due 02/27/2011		1,459		1,466
7.374% due 02/28/2011		139		140
7.376% due 02/27/2011		274		275
7.409% due 02/27/2011		87		87
Worldspan LP
8.125% due 02/11/2010		93		94
8.125% due 02/16/2010		17		17
8.188% due 02/11/2010		743		745
8.375% due 02/16/2010		33		33
Xerium Technologies, Inc.
7.617% due 05/18/2012		1,361		1,360

Total Bank Loan Obligations				198,046
(Cost $197,752)

CORPORATE BONDS & NOTES 33.7%
Banking & Finance 19.2%
American Express Bank FSB
5.410% due 06/22/2009		2,400		2,402
American Express Centurion Bank
5.350% due 05/07/2008		3,500		3,502
American Express Credit Corp.
5.410% due 05/19/2009		1,950		1,952
American International Group, Inc.
5.365% due 06/23/2008		6,400		6,404
5.484% due 10/18/2011		5,000		5,011
Asahi Finance Cayman Ltd.
5.700% due 12/31/2049		2,000		2,013
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		500		497
Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009		2,630		2,548
Banco Nacional de Desenvolvimento Economico e Social
5.167% due 06/16/2008		12,750		12,654
Banco Santander Chile
5.703% due 12/09/2009		5,500		5,525
Bank of America Corp.
5.372% due 09/25/2009		11,000		11,010
5.378% due 11/06/2009		3,300		3,302
Bank of America N.A.
5.361% due 12/18/2008		12,900		12,900
5.377% due 07/25/2008		17,100		17,115
Bank of Ireland
5.415% due 12/18/2009		16,000		15,979
Banque Centrale de Tunisie
7.500% due 09/19/2007		3,000		3,051
Bear Stearns Cos., Inc.
5.454% due 03/30/2009		14,300		14,324
5.606% due 01/31/2011		7,500		7,532
5.623% due 09/09/2009		1,680		1,689
5.676% due 01/30/2009		15,600		15,679
5.966% due 09/27/2007		650		653
BNP Paribas
5.292% due 05/28/2008		20,800		20,804
C5 Capital SPV Ltd.
6.196% due 12/01/2049		500		501
C10 Capital SPV Ltd.
6.722% due 12/01/2049		4,400		4,405
Calabash Re II Ltd.
16.246% due 01/08/2010 (a)		3,000		3,002
Caterpillar Financial Services Corp.
5.422% due 10/09/2009		10,000		10,011
5.426% due 08/11/2009		4,400		4,402
5.435% due 05/18/2009		5,000		5,009
CIT Group, Inc.
5.435% due 12/19/2007		5,100		5,107
5.526% due 01/30/2009		11,350		11,383
5.595% due 05/18/2007		100		100
5.595% due 09/20/2007		7,000		7,013
Citigroup, Inc.
5.392% due 12/28/2009		25,000		25,014
5.406% due 12/26/2008		6,600		6,607
5.465% due 05/18/2011		5,000		5,006
DnB NORBank ASA
5.443% due 10/13/2009		5,800		5,802
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,300		2,444
Export-Import Bank of Korea
4.125% due 02/10/2009		3,149		3,079
4.250% due 11/27/2007		9,042		8,946
4.250% due 11/06/2008		1,714		1,681
4.500% due 08/12/2009		5,500		5,395
5.615% due 11/16/2010		2,500		2,504
Ford Motor Credit Co.
6.944% due 01/15/2010		2,500		2,447
7.250% due 10/25/2011		15,000		14,704
7.375% due 02/01/2011		7,890		7,817
8.000% due 12/15/2016		11,710		11,591
8.110% due 01/13/2012		5,000		4,961
8.371% due 11/02/2007		5,000		5,079
Fortis Bank
5.265% due 04/28/2008		4,600		4,601
Foundation Re II Ltd.
12.123% due 11/26/2010		3,700		3,700
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		7,000		7,205
General Electric Capital Corp.
5.410% due 03/04/2008		2,500		2,503
5.410% due 10/26/2009		4,700		4,702
5.430% due 10/06/2010		25,000		25,023
5.434% due 05/10/2010		8,500		8,510
5.474% due 10/21/2010		4,500		4,510
5.476% due 04/30/2009		1,500		1,503
5.555% due 11/21/2011		2,000		2,010
5.620% due 09/15/2014		450		454
General Motors Acceptance Corp.
6.125% due 08/28/2007		4,000		4,001
6.274% due 01/16/2007		2,500		2,500
Genworth Global Funding Trusts
5.420% due 02/10/2009		2,400		2,403
Goldman Sachs Group, Inc.
5.406% due 12/23/2008		8,500		8,503
5.455% due 12/22/2008		9,700		9,717
5.455% due 11/16/2009		9,000		9,009
5.456% due 06/23/2009		4,700		4,706
5.464% due 03/30/2007		1,500		1,501
5.464% due 11/10/2008		4,000		4,008
5.476% due 07/29/2008		6,300		6,313
5.704% due 07/23/2009		4,135		4,164
5.770% due 10/07/2011		2,000		2,023
HBOS Treasury Services PLC
5.350% due 07/17/2008		2,000		2,001
5.410% due 12/08/2010		35,000		35,026
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		8,075		8,547
HSBC Bank USA N.A.
5.435% due 09/21/2007		1,400		1,402
HSBC Finance Corp.
5.375% due 05/21/2008		6,300		6,303
5.420% due 10/21/2009		6,400		6,406
5.490% due 09/15/2008		3,000		3,009
5.525% due 02/09/2007		125		125
5.624% due 05/10/2010		10,000		10,056
5.655% due 11/16/2009		4,500		4,532
6.538% due 11/13/2007		3,200		3,221
Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007		1,500		1,513
Industry & Construction Bank St Petersburg OJSC
6.875% due 07/29/2008		2,100		2,138
Intergas Finance BV
6.875% due 11/04/2011		900		933
International Lease Finance Corp.
5.774% due 01/15/2010		4,500		4,540
John Deere Capital Corp.
5.424% due 04/15/2008		5,300		5,306
JPMorgan Chase & Co.
5.400% due 06/26/2009		3,300		3,303
5.446% due 06/25/2010		13,500		13,519
Lehman Brothers Holdings, Inc.
5.415% due 12/23/2008		11,600		11,605
5.464% due 10/22/2008		3,000		3,005
5.464% due 01/23/2009		4,400		4,408
5.475% due 11/16/2009		7,000		7,005
Majapahit Holding BV
7.250% due 10/17/2011		2,100		2,166
Malaysia Global Sukuk, Inc.
6.590% due 07/03/2007		6,700		6,749
MBNA Europe Funding PLC
5.450% due 09/07/2007		5,000		5,004
Merrill Lynch & Co., Inc.
5.395% due 12/22/2008		4,900		4,901
5.414% due 10/23/2008		4,300		4,303
5.464% due 08/14/2009		12,000		12,013
5.466% due 01/30/2009		4,900		4,908
Morgan Stanley
5.390% due 11/21/2008		5,500		5,503
5.499% due 02/15/2007		5,600		5,601
5.499% due 01/18/2008		2,000		2,004
5.512% due 01/12/2007		442		442
5.614% due 01/22/2009		10,500		10,510
5.624% due 01/18/2011		5,000		5,021
5.654% due 01/15/2010		3,500		3,521
Mystic Re Ltd.
11.670% due 12/05/2008		2,500		2,499
14.370% due 12/05/2008		1,900		1,899
National Australia Bank Ltd.
5.393% due 09/11/2009		10,400		10,410
Nordea Bank Finland
5.308% due 05/28/2008		20,800		20,807
Osiris Capital PLC
10.360% due 01/15/2010		2,000		2,011
Pemex Finance Ltd.
8.020% due 05/15/2007		833		835
8.450% due 02/15/2007		90		91
9.690% due 08/15/2009		715		773
Petroleum Export Ltd.
5.265% due 06/15/2011		4,891		4,783
Petroleum Export Ltd. II
6.340% due 06/20/2011		2,701		2,654
RBS Capital Trust III
5.512% due 09/29/2049		3,700		3,663
Redwood Capital IX Ltd.
12.114% due 01/09/2008		4,100		4,103
RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		1,000		1,028
Santander U.S. Debt S.A. Unipersonal
5.425% due 09/19/2008		1,100		1,102
5.426% due 11/20/2009		7,000		7,005
Shackleton Re Ltd.
13.376% due 02/07/2008		500		504
Sistema Finance S.A.
10.250% due 04/14/2008		1,500		1,577
Skandinav Enskilda BK
5.330% due 02/04/2008		3,000		3,001
SLM Corp.
5.457% due 01/25/2008		9,000		9,011
5.577% due 01/26/2009		5,700		5,723
5.587% due 07/25/2008		500		502
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500		1,526
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008		7,900		7,904
Unicredito Italiano NY
5.360% due 05/06/2008		6,500		6,500
5.370% due 05/29/2008		17,300		17,305
Universal City Florida Holding Co. I
10.121% due 05/01/2010		3,200		3,320
Ventas Realty LP
6.750% due 06/01/2010		3,000		3,105
8.750% due 05/01/2009		5,758		6,147
Vita Capital III Ltd.
6.466% due 01/01/2011		9,300		9,298
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008		8,900		8,916
6.115% due 09/21/2007		32,300		32,396
8.276% due 07/30/2007		2,200		2,237
Wachovia Corp.
5.426% due 10/28/2008		2,000		2,003
5.480% due 03/15/2011		5,000		5,012
5.506% due 10/15/2011		8,700		8,717
Wells Fargo & Co.
5.426% due 03/23/2010		5,000		5,008
5.460% due 09/15/2009		4,900		4,912
5.472% due 01/12/2011		6,900		6,912
Wells Fargo Capital X
5.950% due 12/15/2036		1,700		1,672
Westpac Banking Corp.
5.310% due 06/06/2008		7,800		7,802
World Savings Bank FSB
5.415% due 06/20/2008		2,000		2,004
5.495% due 03/02/2009		5,800		5,819

				897,170

Industrials 9.7%
Abitibi-Consolidated, Inc.
8.860% due 06/15/2011		2,350		2,244
Albertson’s, Inc.
6.950% due 08/01/2009		10,000		10,256
Allied Waste North America, Inc.
8.500% due 12/01/2008		7,284		7,694
Anadarko Petroleum Corp.
5.760% due 09/15/2009		11,000		11,053
Boise Cascade LLC
8.249% due 10/15/2012		3,000		3,022
Bowater, Inc.
8.360% due 03/15/2010		2,500		2,538
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		1,000		1,006
Cablevision Systems Corp.
9.870% due 04/01/2009		6,600		6,996
Caesars Entertainment, Inc.
7.500% due 09/01/2009		5,000		5,191
8.875% due 09/15/2008		4,500		4,702
9.375% due 02/15/2007		430		432
CCO Holdings LLC
9.485% due 12/15/2010		4,000		4,100
Comcast Cable Communications, Inc.
6.750% due 01/30/2011		5,000		5,244
Comcast Corp.
5.900% due 03/15/2016		2,900		2,913
Cox Communications, Inc.
5.910% due 12/14/2007		6,000		6,027
CSC Holdings, Inc.
7.250% due 07/15/2008		1,450		1,470
7.875% due 12/15/2007		351		356
CSN Iron S.A.
9.125% due 06/01/2007		1,000		1,012
CSN Islands VII Corp.
10.750% due 09/12/2008		5,986		6,480
DaimlerChrysler N.A. Holding Corp.
5.600% due 03/07/2007		4,000		4,001
5.790% due 03/13/2009		4,300		4,307
5.820% due 08/03/2009		4,400		4,410
5.833% due 09/10/2007		800		802
Dex Media West LLC
9.875% due 08/15/2013		2,600		2,847
DirecTV Holdings LLC
8.375% due 03/15/2013		9,598		10,030
Dura Operating Corp.
8.625% due 04/15/2012		500		172
EchoStar DBS Corp.
6.375% due 10/01/2011		9,100		9,066
El Paso Corp.
6.500% due 06/01/2008		4,300		4,359
6.950% due 12/15/2007		13,250		13,432
7.625% due 08/16/2007		16,525		16,773
7.625% due 09/01/2008		13,431		13,901
7.750% due 06/15/2010		650		691
Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008		2,600		2,860
Enterprise Products Operating LP
4.000% due 10/15/2007		250		247
Equistar Chemicals LP
8.750% due 02/15/2009		5,000		5,262
10.125% due 09/01/2008		2,000		2,135
FedEx Corp.
5.455% due 08/08/2007		4,200		4,206
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		1,600		1,602
9.125% due 12/15/2014 (b)		2,400		2,397
9.244% due 12/15/2014		15,000		14,944
Fund American Cos., Inc.
5.875% due 05/15/2013		1,000		995
Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		2,757		2,741
General Electric Co.
5.393% due 12/09/2008		6,000		6,007
Georgia-Pacific Corp.
7.000% due 01/15/2015		4,650		4,662
7.700% due 06/15/2015		3,875		3,967
Goodyear Tire & Rubber Co.
9.140% due 12/01/2009		3,000		3,026
Hanesbrands, Inc.
8.735% due 12/15/2014		7,000		7,158
HCA, Inc.
9.125% due 11/15/2014		900		964
Hilton Hotels Corp.
7.625% due 05/15/2008		2,000		2,060
HJ Heinz Co.
6.428% due 12/01/2008		900		916
Home Depot, Inc.
5.490% due 12/16/2009		2,500		2,502
Intelsat Subsidiary Holding Co. Ltd.
10.484% due 01/15/2012		4,500		4,562
JC Penney Corp., Inc.
7.950% due 04/01/2017		2,400		2,698
JetBlue Airways Corp.
8.474% due 05/15/2010		1,663		1,673
Mandalay Resort Group
9.500% due 08/01/2008		1,100		1,160
10.250% due 08/01/2007		2,000		2,058
Meritor Automotive, Inc.
6.800% due 02/15/2009		1,087		1,068
MGM Mirage
8.375% due 02/01/2011		2,500		2,606
9.750% due 06/01/2007		8,975		9,132
Mirage Resorts, Inc.
6.750% due 08/01/2007		500		504
6.750% due 02/01/2008		1,500		1,517
Mobile Telesystems Finance S.A.
9.750% due 01/30/2008		2,500		2,598
Mosaic Co.
7.375% due 12/01/2014		450		464
7.625% due 12/01/2016		550		573
Newfield Exploration Co.
7.450% due 10/15/2007		1,500		1,524
Nortel Networks Ltd.
9.624% due 07/15/2011		4,400		4,658
Oracle Corp.
5.603% due 01/13/2009		2,000		2,004
Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012		1,750		1,864
8.875% due 02/15/2009		5,839		6,000
Pemex Project Funding Master Trust
5.970% due 12/03/2012		1,200		1,205
6.660% due 06/15/2010		22,000		22,577
7.174% due 10/15/2009		100		104
8.500% due 02/15/2008		4,800		4,950
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		865		888
Qwest Communications International, Inc.
7.250% due 02/15/2011		1,000		1,028
8.874% due 02/15/2009		7,850		7,987
Roseton
7.270% due 11/08/2010		1,500		1,535
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		2,000		2,028
Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007		8,100		8,225
10.500% due 10/21/2009		500		566
Salomon Brothers AG for OAO Siberian Oil Co.
11.500% due 02/13/2007		16,900		17,078
Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007		3,200		3,347
Service Corp. International
6.500% due 03/15/2008		2,115		2,136
Siemens Financieringsmaatschappij NV
5.424% due 08/14/2009		3,200		3,202
Sonat, Inc.
6.750% due 10/01/2007		1,000		1,012
Southern Natural Gas Co.
6.700% due 10/01/2007		1,700		1,721
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		900		905
Time Warner, Inc.
5.606% due 11/13/2009		14,400		14,421
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		7,000		7,061
6.654% due 04/15/2008		1,000		1,005
Transocean, Inc.
5.566% due 09/05/2008		3,300		3,304
TRW Automotive, Inc.
9.375% due 02/15/2013		5,000		5,388
United Airlines, Inc.
6.071% due 09/01/2014		1,093		1,099
6.201% due 03/01/2010		2,439		2,456
Vale Overseas Ltd.
6.250% due 01/23/2017		2,900		2,928
8.625% due 03/08/2007		250		252
Verso Paper Holdings LLC and Verson Paper, Inc.
9.121% due 08/01/2014		6,000		6,120
Wal-Mart Stores, Inc.
5.265% due 06/16/2008		10,300		10,301
Walt Disney Co.
5.453% due 09/10/2009		6,000		6,011
Williams Cos., Inc.
6.375% due 10/01/2010		22,250		22,500
Xerox Corp.
6.111% due 12/18/2009		3,000		3,060
9.750% due 01/15/2009		5,000		5,425

				454,666

Utilities 4.8%
AES Corp.
8.750% due 05/15/2013		15,740		16,940
AES Panama S.A.
6.350% due 12/21/2016		5,000		4,932
Alabama Power Co.
5.624% due 04/23/2007		100		100
America Movil S.A. de C.V.
5.466% due 06/27/2008		19,600		19,586
5.500% due 03/01/2014		875		857
5.750% due 01/15/2015		850		843
American Electric Power Co., Inc.
4.709% due 08/16/2007		4,000		3,981
Appalachian Power Co.
5.694% due 06/29/2007		400		400
AT&T Corp.
7.300% due 11/15/2011		473		513
AT&T, Inc.
5.464% due 05/15/2008		6,000		6,006
BellSouth Corp.
5.474% due 08/15/2008		15,000		15,016
Citizens Communications Co.
7.625% due 08/15/2008		6,480		6,739
CMS Energy Corp.
7.500% due 01/15/2009		5,000		5,181
8.900% due 07/15/2008		2,190		2,299
9.875% due 10/15/2007		600		622
ConocoPhillips Australia Funding Co.
5.468% due 04/09/2009		6,000		6,009
Deutsche Telekom International Finance BV
5.546% due 03/23/2009		3,500		3,508
Dominion Resources, Inc.
5.554% due 11/14/2008		2,000		2,001
5.662% due 09/28/2007		5,000		5,003
5.687% due 05/15/2008		2,400		2,404
Entergy Gulf States, Inc.
3.600% due 06/01/2008		5,000		4,870
5.769% due 12/01/2009		7,400		7,390
6.100% due 12/08/2008		3,000		3,008
Florida Power Corp.
5.774% due 11/14/2008		5,000		5,012
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		5,425		5,656
8.625% due 11/14/2011		1,100		1,202
Korea Electric Power Corp.
4.250% due 09/12/2007		6,900		6,839
6.115% due 12/20/2007		500		503
Midwest Generation LLC
8.300% due 07/02/2009		4,506		4,638
NiSource Finance Corp.
5.940% due 11/23/2009		3,500		3,504
Pemex Project Funding Master Trust
8.850% due 09/15/2007		2,800		2,869
Progress Energy, Inc.
7.100% due 03/01/2011		1,585		1,689
PSEG Energy Holdings LLC
8.625% due 02/15/2008		4,023		4,144
10.000% due 10/01/2009		3,000		3,300
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		6,520		6,569
7.000% due 08/03/2009		10,000		10,225
Qwest Corp.
5.625% due 11/15/2008		7,000		7,044
7.500% due 06/15/2023		1,500		1,519
8.610% due 06/15/2013		1,500		1,631
8.875% due 03/15/2012		2,000		2,237
Rogers Wireless, Inc.
8.485% due 12/15/2010		9,750		9,969
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,800		1,813
8.000% due 06/01/2008		4,600		4,751
Southern California Edison Co.
5.435% due 12/13/2007		3,000		3,003
Sprint Capital Corp.
8.375% due 03/15/2012		5,000		5,563
TECO Energy, Inc.
7.500% due 06/15/2010		3,846		4,115
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		850		832
Verizon Global Funding Corp.
5.504% due 08/15/2007		1,800		1,800
6.875% due 06/15/2012		5,000		5,346

				223,981

Total Corporate Bonds & Notes				1,575,817
(Cost $1,569,850)

U.S. GOVERNMENT AGENCIES 9.0%
Fannie Mae
4.263% due 02/01/2035		798		794
5.490% due 04/25/2035		158		159
5.500% due 12/01/2033 - 05/01/2036		3,011		2,977
5.958% due 06/01/2043		4,652		4,677
6.000% due 10/01/2035 - 11/01/2036		140,648		141,644
Federal Home Loan Bank
5.201% due 03/18/2008		250,000		250,091
Freddie Mac
4.000% due 04/15/2022 - 12/15/2024		3,300		3,249
4.500% due 07/15/2018		2,936		2,874
5.000% due 06/15/2016 - 09/15/2024		4,831		4,803
5.958% due 10/25/2044		10,125		10,182

Total U.S. Government Agencies				421,450
(Cost $420,774)

MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Investment Trust
5.500% due 09/25/2035		882		883
Banc of America Large Loan
5.470% due 01/15/2019		1,012		1,012
Bear Stearns Alt-A Trust
5.510% due 02/25/2034		4,300		4,303
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041		1,101		1,082
Commercial Mortgage Pass-Through Certificates
5.450% due 04/15/2017		8,400		8,406
Countrywide Alternative Loan Trust
5.420% due 10/25/2046		3,533		3,536
5.510% due 02/25/2047		1,987		1,990
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2046 (a)		5,200		5,209
5.580% due 05/25/2035		573		574
CS First Boston Mortgage Securities Corp.
2.611% due 08/15/2036		55		55
4.666% due 03/15/2036		12,000		11,691
4.938% due 12/15/2040		1,744		1,732
CSAB Mortgage-Backed Trust
5.450% due 06/25/2036		1,205		1,205
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.430% due 02/25/2037		3,300		3,303
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		18,000		18,387
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046		4,272		4,275
5.430% due 01/25/2047		5,000		5,000
GS Mortgage Securities Corp. II
5.450% due 06/06/2020		23,708		23,726
Harborview Mortgage Loan Trust
5.440% due 12/19/2036		2,296		2,300
5.540% due 12/19/2036		5,697		5,707
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		3,519		3,522
Indymac Index Mortgage Loan Trust
5.440% due 11/25/2046		1,401		1,406
5.450% due 01/25/2037		1,966		1,968
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021		12,646		12,655
Structured Asset Mortgage Investments, Inc.
5.570% due 05/25/2036		4,918		4,926
TBW Mortgage-Backed Pass-Through Certificates
5.450% due 09/25/2036		1,575		1,577
5.460% due 01/25/2037		5,000		5,005
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		8,428		8,425
Wachovia Bank Commercial Mortgage Trust
5.440% due 09/15/2021		31,237		31,258
Washington Mutual, Inc.
5.557% due 01/25/2047		2,100		2,103
5.660% due 01/25/2045		442		443
5.827% due 02/25/2046		5,485		5,524
6.027% due 11/25/2042		1,151		1,156

Total Mortgage-Backed Securities (Cost $184,019)				184,344

ASSET-BACKED SECURITIES 4.8%
ACE Securities Corp.
5.430% due 02/25/2036		482		483
Ameriquest Mortgage Securities, Inc.
5.430% due 01/25/2036		352		352
Argent Securities, Inc.
5.370% due 10/25/2036		3,203		3,205
5.390% due 06/25/2036		1,507		1,507
5.420% due 04/25/2036		1,563		1,564
5.430% due 03/25/2036		625		625
5.490% due 02/25/2036		576		576
Asset-Backed Funding Certificates
5.360% due 09/25/2036		1,411		1,412
5.380% due 01/25/2037		5,896		5,900
5.700% due 06/25/2034		6,219		6,230
Bank One Issuance Trust
5.380% due 10/15/2009		2,000		2,001
Bear Stearns Asset-Backed Securities, Inc.
5.420% due 12/25/2036		2,000		2,000
5.430% due 12/25/2035		617		617
Carrington Mortgage Loan Trust
5.400% due 01/25/2037		2,700		2,703
5.415% due 07/25/2036		1,230		1,231
Citibank Credit Card Issuance Trust
5.435% due 03/20/2009		5,900		5,905
5.474% due 01/15/2010		2,000		2,004
Citigroup Mortgage Loan Trust, Inc.
5.390% due 08/25/2036		3,185		3,187
Countrywide Asset-Backed Certificates
5.370% due 12/26/2036		4,500		4,506
5.370% due 03/25/2037		1,595		1,596
5.370% due 12/25/2046		4,467		4,470
5.370% due 03/25/2047		2,946		2,948
5.380% due 03/25/2037		2,096		2,097
5.400% due 01/25/2037		4,766		4,772
5.400% due 05/25/2037		11,772		11,768
5.410% due 09/25/2046		3,292		3,294
5.420% due 06/25/2036		1,316		1,318
5.420% due 07/25/2036		1,118		1,119
5.420% due 08/25/2036		1,161		1,161
5.430% due 06/25/2037		2,500		2,502
Credit-Based Asset Servicing & Securitization LLC
5.410% due 11/25/2036		2,747		2,749
DaimlerChrysler Auto Trust
5.329% due 12/08/2007		4,200		4,204
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		4,469		4,472
5.420% due 12/25/2037		3,300		3,302
5.490% due 05/25/2035		975		976
First NLC Trust
5.470% due 02/25/2036		1,432		1,433
Ford Credit Auto Owner Trust
5.405% due 09/15/2007		819		820
Fremont Home Loan Trust
5.410% due 01/25/2037		3,200		3,198
5.440% due 01/25/2036		220		220
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036		1,763		1,764
GSAMP Trust
5.360% due 10/25/2036		956		957
5.440% due 11/25/2035		1,005		1,005
HFC Home Equity Loan Asset-Backed Certificates
5.420% due 03/20/2036		2,400		2,403
Home Equity Mortgage Trust
5.440% due 05/25/2036		450		450
5.460% due 02/25/2036		634		634
Honda Auto Receivables Owner Trust
5.342% due 11/15/2007		1,717		1,718
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036		2,268		2,264
5.430% due 12/25/2035		1,098		1,099
Indymac Residential Asset-Backed Trust
5.410% due 04/25/2037		4,600		4,591
5.450% due 03/25/2036		814		814
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036		1,069		1,070
5.400% due 10/25/2036		3,866		3,868
Lehman XS Trust
5.420% due 05/25/2046		3,651		3,653
5.430% due 08/25/2046		5,135		5,139
Long Beach Mortgage Loan Trust
5.360% due 07/25/2036		1,477		1,478
5.420% due 03/25/2036		668		669
5.440% due 01/25/2036		604		605
5.630% due 10/25/2034		2,723		2,726
MASTR Asset-Backed Securities Trust
5.410% due 11/25/2036		4,600		4,606
5.460% due 11/25/2035		1,380		1,381
MBNA Credit Card Master Note Trust
5.460% due 08/17/2009		4,000		4,004
Merrill Lynch Mortgage Investors, Inc.
5.400% due 09/25/2037		5,207		5,210
5.410% due 04/25/2037		1,356		1,357
5.420% due 08/25/2036		16,000		16,015
5.420% due 02/25/2037		1,101		1,101
Morgan Stanley ABS Capital I
5.370% due 10/25/2036		4,536		4,535
Morgan Stanley Capital I
5.420% due 02/25/2036		1,623		1,624
5.470% due 02/25/2036		3,300		3,304
Nelnet Student Loan Trust
5.338% due 09/25/2012		4,800		4,800
5.370% due 08/23/2011		519		520
Nomura Home Equity Loan, Inc.
5.430% due 02/25/2036		836		837
Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036		731		731
5.430% due 01/25/2036		735		736
5.450% due 08/25/2046		2,900		2,902
Residential Asset Securities Corp.
5.360% due 08/25/2036		2,876		2,878
5.420% due 07/25/2036		1,491		1,492
5.420% due 11/25/2036		3,069		3,071
5.430% due 01/25/2036		763		763
5.440% due 01/25/2036		1,108		1,109
Saxon Asset Securities Trust
5.380% due 11/25/2036		2,547		2,549
Securitized Asset-Backed Receivables LLC Trust
5.430% due 11/25/2036		3,000		3,001
SLM Student Loan Trust
5.323% due 07/25/2013		4,000		4,000
Soundview Home Equity Loan Trust
5.360% due 11/25/2036		1,353		1,354
5.410% due 01/25/2037		4,250		4,253
Structured Asset Securities Corp.
5.480% due 12/25/2035		883		884
Washington Mutual Asset-Backed Certificates
5.410% due 10/25/2036		2,038		2,040
Wells Fargo Home Equity Trust
5.400% due 01/25/2037		3,100		3,104

Total Asset-Backed Securities (Cost $225,375)				225,495

SOVEREIGN ISSUES 6.3%
Argentina Bonos
5.590% due 08/03/2012		82,500		60,308
Brazilian Government International Bond
7.875% due 03/07/2015		175		195
8.875% due 10/14/2019		50		61
10.000% due 08/07/2011		1,950		2,306
10.500% due 07/14/2014		1,150		1,458
Chile Government International Bond
5.776% due 01/28/2008		6,461		6,488
Ecuador Government International Bond
9.375% due 12/15/2015		6,000		4,860
Guatemala Government Bond
8.500% due 08/03/2007		1,700		1,735
Kazakhstan Government International Bond
11.125% due 05/11/2007		750		764
Korea Development Bank
3.875% due 03/02/2009		8,195		7,960
4.250% due 11/13/2007		3,565		3,527
4.750% due 07/20/2009		10,300		10,175
5.496% due 10/31/2008		5,400		5,395
5.651% due 11/22/2012		7,500		7,524
5.774% due 10/20/2009		30,950		31,174
Mexico Government International Bond
6.073% due 01/13/2009		33,661		34,006
Pakistan Government International Bond
7.125% due 03/31/2016		3,400		3,571
Peru Government International Bond
5.000% due 03/07/2017		6,125		6,110
Republic of Korea
4.875% due 09/22/2014		2,000		1,943
Russia Government International Bond
8.250% due 03/31/2010		4,667		4,890
10.000% due 06/26/2007		3,000		3,071
12.750% due 06/24/2028		100		181
Ukraine Government International Bond
6.875% due 03/04/2011		250		258
8.902% due 08/05/2009		25,950		27,595
11.000% due 03/15/2007		2,007		2,032
Venezuela Government International Bond
5.375% due 08/07/2010		2,500		2,463
6.374% due 04/20/2011		62,300		62,082

Total Sovereign Issues (Cost $286,066)				292,132

FOREIGN CURRENCY-DENOMINATED
Issues 3.6%
Amadeus Global Travel Distribution S.A.
5.813% due 04/08/2013	EUR	2,000		2,676
6.628% due 04/08/2014		2,000		2,673
Atlas Reinsurance PLC
7.717% due 01/10/2010		3,100		4,079
Basell NV
5.558% due 09/15/2013		253		338
5.646% due 09/15/2013		576		770
5.704% due 09/15/2013		231		309
5.804% due 09/15/2013		511		683
5.876% due 09/15/2013		282		377
6.554% due 09/15/2014		1,276		1,712
6.626% due 09/15/2014		894		1,199
Bombardier, Inc.
6.709% due 11/15/2013		3,250		4,337
Brazilian Government International Bond
6.000% due 05/15/2045	BRL	10,000		6,362
12.500% due 01/05/2022		7,500		3,996
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	15,000		20,789
7.800% due 09/27/2010		3,000		4,387
JSG Holding PLC
5.741% due 11/29/2013		1,122		1,494
5.800% due 01/12/2014		112		149
5.835% due 01/12/2013		621		827
5.850% due 01/12/2013		359		477
5.946% due 01/12/2013		461		613
5.964% due 11/29/2013	EUR	707		940
5.964% due 11/29/2013		424		564
5.971% due 11/29/2014		409		546
6.062% due 01/12/2014		168		223
6.157% due 01/12/2014		51		68
6.350% due 01/12/2014		82		109
6.464% due 11/29/2014		449		596
6.494% due 01/12/2013		307		409
6.686% due 01/12/2014		230		308
Lecta S.A.
5.876% due 03/13/2009		2,514		3,235
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000		4,198
Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000		5,123
M-Real Serla OYJ
7.277% due 12/15/2010	EUR	8,000		10,683
Nordic Telephone Co. Holdings ApS
5.207% due 11/30/2014		4,600		6,135
5.939% due 11/30/2014		4,393		5,885
6.036% due 11/30/2015		207		277
8.250% due 05/01/2016		1,400		2,042
Pirelli Cable
6.000% due 06/23/2014		3,900		5,180
Pylon Ltd.
5.179% due 12/18/2008 (j)		4,000		5,311
Rhodia S.A.
6.242% due 10/15/2013		10,000		13,189
Seat Pagine Gialle SpA
3.531% due 05/25/2012		2,000		2,645
SigmaKalon
5.991% due 09/19/2012		2,000		2,663
6.449% due 09/19/2013		2,000		2,674
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000		5,816
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	97,600		9,464
UPC Broadband Holding BV
4.988% due 03/31/2013	EUR	1,767		2,342
6.103% due 12/31/2013		2,000		2,651
Uruguay Government International Bond
6.875% due 01/19/2016		6,500		9,353
Weather Investments II SARL
4.955% due 06/17/2012		2,100		2,777
6.298% due 06/17/2013		1,050		1,393
6.798% due 06/17/2014		1,050		1,398

Total Foreign Currency-Denominated Issues (Cost $161,533)				166,444

		Shares
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		4,610		4,702

Total Preferred Stocks (Cost $4,726)				4,702

EXCHANGE-TRADED FUNDS 0.1%
Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.		297,200		3,115

Total Exchange-Traded Funds (Cost $3,236)				3,115

		Principal Amount (000s	)	Value (000s	)
SHORT-TERM INSTRUMENTS 32.8%
Certificates of Deposit 0.3%
Barclays Bank PLC
5.265% due 01/29/2007		$3,200		3,200
Skandinaviska Enskilda Banken AB
5.272% due 10/03/2007		3,000		3,000
5.272% due 07/06/2007		3,400		3,400
Societe Generale NY
5.258% due 06/20/2007		3,700		3,700

				13,300

COMMERCIAL PAPER 28.7%
Fannie Mae
5.064% due 01/17/2007		41,600		41,517
5.130% due 02/14/2007		3,700		3,678
5.130% due 03/07/2007		8,000		7,921
5.140% due 02/21/2007		15,000		14,895
5.140% due 03/14/2007		10,000		9,891
5.142% due 03/20/2007		500		494
5.145% due 03/21/2007		7,000		6,916
5.150% due 02/07/2007		216,000		214,918
5.155% due 03/06/2007		11,000		10,892
5.160% due 01/19/2007		21,000		20,952
5.200% due 01/31/2007		44,100		43,924
5.227% due 01/10/2007		38,500		38,462
5.237% due 01/17/2007		14,800		14,771
5.239% due 01/24/2007		56,400		56,231
5.264% due 01/31/2007		176,300		175,597
5.269% due 01/10/2007		30,000		29,970
Freddie Mac
5.055% due 04/10/2007		20,000		19,704
5.063% due 02/06/2007		39,500		39,308
5.090% due 02/16/2007		4,000		3,975
5.122% due 03/30/2007		60,000		59,206
5.125% due 01/24/2007		120,000		119,641
5.140% due 01/08/2007		190,600		190,464
5.140% due 02/08/2007		2,000		1,990
5.140% due 02/20/2007		56,080		55,696
5.140% due 03/09/2007		45,900		45,432
5.150% due 01/09/2007		60,812		60,760
5.185% due 01/23/2007		10,000		9,971
5.274% due 01/23/2007		42,700		42,578
Statens Bostadsfin Bank
5.255% due 01/29/2007		2,500		2,490

				1,342,244

REPURCHASE AGREEMENTS 2.9%
Credit Suisse Securities (USA) LLC
4.800% due 01/02/2007		132,900		132,900
(Dated 12/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 02/29/2008 valued at $136,492. Repurchase proceeds are $132,971.)
Lehman Brothers, Inc.
4.850% due 01/02/2007		3,000		3,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $3,067. Repurchase proceeds are $3,002.)

				135,900

Tri-Party Repurchase Agreements 0.3%
State Street Bank and Trust Co.
4.900% due 01/02/2007		11,243		11,243
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $11,471. Repurchase proceeds are $11,249.)

Germany Treasury Bills 0.5%
3.090% due 01/17/2007	EUR	17,500		23,074

U.S. Treasury Bills 0.1%
4.824% due 03/01/2007 - 03/15/2007 (c)(d)(f)		$5,450		5,394

Total Short-Term Instruments (Cost $1,530,142)				1,531,155

Purchased Options (h) 0.0% (Cost $99)				50
Total Investments (e) 98.5% (Cost $4,583,572)				$4,602,750
Written Options (i) (0.0%) (Premiums $21)				(17)
Other Assets and Liabilities (Net) 1.5%				70,746

Net Assets 100.0%				$4,673,479

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(e) As of December 31, 2006, portfolio securities with an aggregate value of $219,639 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $4,154 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	149	$62
90-Day Eurodollar June Futures	Long	06/2008	190	150
90-Day Eurodollar March Futures	Long	03/2008	310	211
Euro-Bund 10-Year Note March Futures	Long	03/2007	652	(2,337)
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 112.000	Long	03/2007	665	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,929	(220)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	1,991	(609)

				$(2,743)

(g) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%	10/20/2007	EUR	42,500	$150
Deutsche Bank AG	Dow Jones ITRAX 5X0V Index	Sell	2.900%	6/20/2011		4,500	180
Deutsche Bank AG	Dow Jones CDX N.A. XO6 Index	Sell	2.800%	12/20/2011		30,000	1,137
JPMorgan Chase & Co.	Dow Jones ITRAX 5X0V Index	Sell	2.900%	6/20/2011		62,425	2,072
UBS AG	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%	9/20/2011		5,300	21
UBS AG	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%	9/20/2011		5,300	(13)
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%	9/20/2011		5,700	28
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%	9/20/2011		5,700	0
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	9/20/2009		$400	18
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	9/20/2009		125	4
Bank of America	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		30,000	17
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008		7,700	22
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	6/20/2010		6,000	368
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%	4/20/2011		18,500	254
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%	7/20/2011		4,800	188
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	8/20/2011		8,000	194
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	8/20/2011		8,000	196
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.690%	8/20/2011		25,000	181
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%	9/20/2011		3,200	8
Barclays Bank PLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		134,500	1,981
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650%)	6/20/2015		12,900	(154)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%)	8/20/2016		4,000	(214)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%)	8/20/2016		4,000	(209)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016		7,500	259
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%	12/20/2007		1,500	22
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007		1,500	6
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	9/20/2009		300	5
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	9/20/2009		300	11
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009		1,500	39
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009		1,500	(9)
Bear Stearns & Co., Inc.	Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%	6/20/2011		10,000	45
Bear Stearns & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.780%	9/20/2011		10,000	228
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		40,000	488
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	6/20/2011		14,700	41
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	9/20/2007		100	2
Citibank N.A.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		8,995	162
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.180%	12/20/2011		16,300	152
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720%)	3/20/2008		1,000	(5)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%	9/20/2008		420	5
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	12/20/2008		25,000	433
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	9/20/2009		250	17
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	9/20/2009		125	5
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	9/20/2009		125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	9/20/2009		100	5
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	12/20/2009		1,000	36
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.150%	12/20/2009		540	8
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%	3/20/2011		3,000	122
Credit Suisse First Boston	Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%	9/20/2011		10,000	222
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%	9/20/2011		15,000	413
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2006	Sell	3.300%	9/20/2011		1,500	30
Credit Suisse First Boston	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		58,000	378
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290%)	3/20/2013		2,000	(85)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	12/20/2008		25,000	410
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	12/20/2008		25,000	504
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%	5/20/2009		17,000	(350)
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	6/20/2011		4,500	13
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.840%	7/20/2011		25,000	1,199
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	7/20/2011		1,000	11
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%	8/20/2011		25,000	584
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.460%	8/20/2011		25,000	722
Deutsche Bank AG	El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%	9/20/2011		5,000	122
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.130%	9/20/2011		25,000	1,413
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011		25,000	148
Deutsche Bank AG	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		124,000	745
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		67,000	676
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Sell	3.000%	12/20/2011		70,000	1,131
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Sell	3.250%	12/20/2011		11,500	251
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	11/20/2016		25,000	322
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	3/20/2007		975	3
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%	9/20/2009		300	11
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	9/20/2009		250	10
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	6/20/2010		15,000	982
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010		1,700	56
Goldman Sachs & Co.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	6/20/2011		69,200	279
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%	9/20/2011		10,000	275
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		25,000	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	3.000%	12/20/2011		36,000	(15)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.400%	12/20/2011		75,000	41
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	6/20/2007		600	6
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	5/20/2007		900	3
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	6/20/2007		3,200	60
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		5,850	326
JPMorgan Chase & Co.	Stone Container Finance 7.375% due 07/15/2014	Sell	2.300%	12/20/2009		300	3
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	6/20/2010		12,000	959
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.420%	4/20/2011		12,000	306
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%	8/20/2011		8,000	204
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.890%	11/20/2011		5,000	39
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		80,000	1,061
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY7 Index	Sell	3.000%	12/20/2011		25,000	381
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%)	8/20/2016		4,000	(220)
JPMorgan Chase & Co.	Cemex SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016		2,900	52
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-Month USD-LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	9/20/2009		400	4
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	6/20/2010		6,350	498
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.220%	3/20/2011		40,000	763
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%	4/20/2011		7,900	131
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%	4/20/2011		32,100	522
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%)	4/20/2011		7,900	(69)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%	6/20/2011		4,600	20
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%	6/20/2011		4,700	20
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	6/20/2011		11,200	58
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%	6/20/2011		4,900	10
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.190%	8/20/2011		50,000	793
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.450%	8/20/2011		25,000	711
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.980%	8/20/2011		25,000	363
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.990%	8/20/2011		25,000	382
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.010%	8/20/2011		25,000	400
Lehman Brothers, Inc.	Duke Energy Corp. 6.250% due 01/15/2012	Sell	0.290%	9/20/2011		10,000	62
Lehman Brothers, Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	2.420%	9/20/2011		10,000	387
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(5.650%)	10/20/2011		15,200	2,472
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.730%	10/20/2011		50,000	385
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		831,805	9,638
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		110,000	828
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	3.000%	12/20/2011		40,000	709
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011		25,000	258
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%	12/20/2011		8,000	128
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	11/20/2016		20,000	273
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.730%	11/20/2016		50,000	705
Lehman Brothers, Inc.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.860%	11/20/2016		10,000	109
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.730%	11/20/2016		20,000	109
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.200%	11/20/2016		10,000	115
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.400%	11/20/2016		10,000	82
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.600%	11/20/2016		10,000	119
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.340%	11/20/2016		10,000	200
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.840%	12/20/2016		10,000	(5)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2016		25,000	362
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.550%	1/20/2017		10,000	2
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.660%	1/20/2017		11,000	1
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	1/20/2017		11,000	1
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750%)	3/20/2008		1,000	(5)
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%	4/20/2009		2,000	(110)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	9/20/2009		100	3
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	9/20/2009		150	4
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	9/20/2009		300	7
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009		500	3
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009		1,500	56
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%	3/20/2011		3,000	126
Merrill Lynch & Co., Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%	6/20/2011		11,900	46
Merrill Lynch & Co., Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%	6/20/2011		11,900	46
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	6/20/2011		31,800	164
Merrill Lynch & Co., Inc.	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	6/20/2011		7,900	19
Merrill Lynch & Co., Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%	9/20/2011		10,000	283
Merrill Lynch & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%	9/20/2011		15,000	354
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		155,200	530
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310%)	3/20/2013		2,000	(88)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	6/20/2007		5,700	90
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%	8/20/2007		15,000	54
Morgan Stanley	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	9/20/2009		100	3
Morgan Stanley	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		41,500	1,946
Morgan Stanley	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	6/20/2010		37,500	2,983
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%	6/20/2011		11,000	43
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.650%	8/20/2011		20,000	643
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.890%	11/20/2011		4,200	33
Morgan Stanley	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		23,000	1
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	9/20/2011		20,000	370
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.350%	12/20/2011		25,000	234
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011		7,000	114
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%	9/20/2008		10,000	339
UBS AG	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		8,300	482
UBS AG	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010		29,000	202
UBS AG	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%	6/20/2011		11,000	42
UBS AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	6/20/2011		14,000	31
UBS AG	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%	6/20/2011		11,000	18
UBS AG	Multiple Reference Entities of Gazprom	Sell	0.945%	10/20/2011		13,700	146
UBS AG	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		8,000	88
Wachovia Bank N.A.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.130%	9/20/2011		25,000	53
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.140%	9/20/2011		25,000	37

							$53,125

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	BRL-CDI-Compounded	Pay	13.690%	1/2/2009	BRL	150,000	$1,267
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	1/2/2009		16,000	345
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	1/2/2009		13,000	368
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.290%	1/4/2010		210,000	1,687
Morgan Stanley	BRL-CDI-Compounded	Pay	13.700%	1/2/2009		137,000	1,254
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011	EUR	93,800	(1,310)
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		13,300	(526)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	6/15/2017		20,300	(487)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		127,900	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		52,200	0
Barclays Bank PLC	6-Month HUF-LIBOR	Receive	7.540%	9/27/2016	HUF	2,100,000	(204)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.505%	9/26/2016		3,500,000	(888)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.530%	9/27/2016		2,500,000	(656)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.540%	9/27/2016		8,300,000	(1,821)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	6,050,000	(31)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.710%	11/24/2009	MXN	1,100,000	841
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.180%	9/13/2011		280,000	704
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.220%	9/13/2011		550,000	1,466
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		1,029,000	3,226
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016		55,000	122
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	4/17/2009		73,500	157
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.710%	11/24/2009		1,100,000	264
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.200%	9/13/2011		250,000	648
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		20,000	89
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		$84,550	1,780
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		28,600	639
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		238,300	4,252
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		21,000	481
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2012		52,100	578
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		9,800	224
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		28,200	382

							$14,851

(h) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description		Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures		$115.000	2/23/2007	1,645	$31	$26
Put - CBOT U.S. Treasury 10-Year Note March Futures		103.000	2/23/2007	1,532	29	24
Put - CME 90-Day Eurodollar June Futures		91.250	6/18/2007	440	4	0
Put - CME 90-Day Eurodollar March Futures		91.750	3/19/2007	1,085	10	0
Put - CME 90-Day Eurodollar March Futures		92.000	3/19/2007	316	3	0
Put - CME 90-Day Eurodollar September Futures		91.000	9/17/2007	185	2	0
Put - OTC United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	GBP	92.750	9/19/2007	300	4	0

					$83	$50

Options on Securities

	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 02/01/2037	$88.000	2/5/2007	$142,000	$16	$0

(i) Written options outstanding on December 31, 2006:

Credit Default Swaptions

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	Receive	0.450%	6/20/2008	$3,850	$21	$17

(j) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.179%	12/18/2008	11/14/2006	$5,155	$5,311	0.11%

(k)	Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
Ecuador Government International Bond	9.375%	12/15/2015	$6,000	$5,712	$4,979
Ecuador Government International Bond	10.000%	8/15/2030	28,200	25,467	21,809
Fannie Mae	6.000%	1/1/2037	141,000	142,454	141,969

				$173,633	$168,757

(2)	Market value includes $919 of interest payable on short sales.

(l) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	7,689	01/2007	$84	$0	$84
Buy		22,903	05/2007	324	0	324
Buy		19,462	06/2007	178	0	178
Buy	CLP	1,754,935	06/2007	0	(34)	(34)
Buy	CNY	266,249	03/2007	97	0	97
Buy		274,903	08/2007	797	0	797
Buy		240,681	11/2007	609	0	609
Buy	EUR	68,890	01/2007	839	(17)	822
Sell		174,573	01/2007	78	(1,341)	(1,263)
Buy		13,700	03/2007	749	0	749
Sell	GBP	13,559	01/2007	0	(108)	(108)
Sell	HUF	2,572,925	01/2007	0	(720)	(720)
Sell		3,794,215	03/2007	0	(2,404)	(2,404)
Buy	INR	180,160	01/2007	68	0	68
Sell		180,160	01/2007	0	(45)	(45)
Buy		105,312	02/2007	117	0	117
Buy		180,160	04/2007	30	0	30
Buy	JPY	2,167,435	01/2007	0	(114)	(114)
Sell		193,590	02/2007	22	0	22
Buy	KRW	25888782	03/2007	483	0	483
Buy	MXN	276,856	01/2007	107	0	107
Buy		236,643	04/2007	522	0	522
Buy		525,648	05/2007	374	0	374
Buy	MYR	45,145	01/2007	304	0	304
Sell		45,145	01/2007	0	(400)	(400)
Buy	PLN	11,870	04/2007	120	0	120
Buy	RUB	225,883	02/2007	530	0	530
Buy		93,263	03/2007	36	0	36
Buy		462,161	09/2007	221	0	221
Buy		72,009	11/2007	40	0	40
Buy	SGD	3,853	01/2007	33	0	33
Buy	THB	474,625	01/2007	474	0	474
Sell		474,625	01/2007	0	(838)	(838)
Buy	ZAR	73,814	01/2007	120	0	120
Sell		73,814	01/2007	0	(20)	(20)
Buy		83,132	05/2007	111	0	111

				$7,467	$(6,041)	$1,426

See accompanying notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

December 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.3%
Mizuho Finance Aruba AEC
2.144% due 05/29/2049	JPY	500,000	$4,299
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,729

Total Aruba (Cost $6,148)			6,028

AUSTRALIA 0.1%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	492
Medallion Trust
5.602% due 07/12/2031		$732	733

Total Australia (Cost $1,184)			1,225

AUSTRIA 0.7%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	17,624

Total Austria (Cost $13,802)			17,624

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008	EUR	10,500	14,600

Total Belgium (Cost $9,940)			14,600

CANADA 0.4%
Province of Ontario
6.200% due 06/02/2031	CAD	2,200	2,334
Province of Quebec Canada
5.000% due 12/01/2038		3,900	3,512
5.750% due 12/01/2036		2,600	2,605
Rogers Wireless, Inc.
7.625% due 12/15/2011		2,100	1,988

Total Canada (Cost $10,449)			10,439

CAYMAN ISLANDS 2.1%
Asahi Finance Cayman Ltd.
1.654% due 02/28/2049	JPY	1,200,000	10,087
Foundation Re II Ltd.
12.123% due 11/26/2010		$1,650	1,650
Mizuho Finance Cayman Ltd.
1.168% due 09/28/2049	JPY	400,000	3,375
1.815% due 12/31/2049		300,000	2,575
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$10,700	10,879
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,260
Mystic Re Ltd.
11.670% due 12/05/2008		$750	750
Pylon Ltd.
7.579% due 12/18/2008	EUR	1,350	1,795
Redwood Capital IX Ltd.
11.614% due 01/09/2008		$1,000	1,001
12.114% due 01/09/2008		2,000	2,001
SHL Corp. Ltd.
1.128% due 12/25/2024	JPY	14,142	120
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	5,956
Vita Capital Ltd.
6.710% due 01/01/2007		3,900	3,900
Vita Capital III Ltd.
6.466% due 01/01/2011		4,000	3,999

Total Cayman Islands (Cost $52,346)			52,348

DENMARK 0.5%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	1,119	207
Nykredit Realkredit A/S
4.158% due 10/01/2038		12,000	2,076
6.000% due 10/01/2029		1,779	330
Realkredit Danmark A/S
4.510% due 10/01/2038		56,000	9,701

Total Denmark (Cost $12,154)			12,314

FRANCE 12.7%
Axa S.A.
3.750% due 01/01/2017	EUR	828	1,580
France Government Bond
4.000% due 04/25/2009		8,050	10,648
4.000% due 10/25/2009		30,070	39,802
4.000% due 04/25/2014		39,700	52,522
4.000% due 10/25/2014		111,700	147,720
4.000% due 04/25/2055		600	782
4.750% due 04/25/2035		1,100	1,603
5.250% due 04/25/2008		26,800	35,967
5.750% due 10/25/2032		10,300	17,048
6.000% due 10/25/2025		3,400	5,600

Total France (Cost $287,364)			313,272

GERMANY 25.8%
DSL Bank AG
7.250% due 08/07/2007	GBP	3,000	5,929
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EUR	1,690	2,235
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		440	583
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,906
Republic of Germany
4.000% due 07/04/2009		2,900	3,837
4.250% due 01/04/2014		63,452	85,249
4.250% due 07/04/2014		81,490	109,596
4.750% due 07/04/2034		4,300	6,279
5.000% due 07/04/2011		100	138
5.000% due 01/04/2012		12,700	17,563
5.250% due 07/04/2010		33,500	46,104
5.250% due 01/04/2011		28,400	39,288
5.375% due 01/04/2010		4,100	5,632
5.500% due 01/04/2031		15,400	24,565
5.625% due 01/04/2028		39,370	62,940
6.250% due 01/04/2024		7,600	12,691
6.250% due 01/04/2030		23,950	41,500
6.500% due 07/04/2027		95,560	167,523

Total Germany (Cost $587,408)			633,558

ICELAND 0.1%
Landsbanki Islands Hf
6.070% due 08/25/2009		$2,400	2,420

Total Iceland (Cost $2,417)			2,420

IRELAND 0.3%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,000	2,631
Celtic Residential Irish Mortgage Securitisation
3.880% due 06/13/2035		1,665	2,204
Emerald Mortgages PLC
3.913% due 04/15/2028		1,575	2,086
3.913% due 01/15/2035		429	569
Osiris Capital PLC
10.360% due 01/15/2010		$1,000	1,006

Total Ireland (Cost $7,492)			8,496

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	4,722
5.500% due 11/01/2010		1,700	2,366
Siena Mortgages SpA
3.846% due 02/05/2037		908	1,201

Total Italy (Cost $8,097)			8,289

JAPAN 24.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	382
Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,909
Japan Government Bond
0.700% due 09/20/2008	JPY	2,980,000	25,029
1.500% due 03/20/2011		12,710,000	108,459
1.500% due 03/20/2014		6,810,000	57,325
1.500% due 03/20/2015		5,200,000	43,462
1.600% due 06/20/2014		8,010,000	67,801
1.600% due 09/20/2014		5,710,000	48,233
2.300% due 05/20/2030		700,300	6,011
2.300% due 06/20/2035		7,380,000	62,281
2.400% due 03/20/2034		2,470,000	21,303
2.500% due 09/20/2035		4,060,000	35,724
2.500% due 06/20/2036		3,900,000	34,216
Japanese Government CPI Linked Bond (b)
1.007% due 06/10/2016		3,484,220	28,723
1.100% due 12/10/2016		6,000,000	50,108
Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,576
Sumitomo Mitsui Banking Corp.
1.348% due 09/29/2049	JPY	400,000	3,388
1.445% due 12/01/2049		600,000	5,074
1.466% due 09/29/2049		100,000	850
5.625% due 07/29/2049		$1,300	1,273

Total Japan (Cost $644,424)			612,127

JERSEY, CHANNEL ISLANDS 0.3%
Haus Ltd.
3.925% due 12/10/2037	EUR	3,802	5,022
Lloyds TSB Capital
7.375% due 02/07/2049		500	744
SRM Investment Ltd.
3.838% due 08/26/2034		415	549

Total Jersey, Channel Islands (Cost $4,578)			6,315

LUXEMBOURG 0.0%
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008		$900	900

Total Luxembourg (Cost $900)			900

MEXICO 0.0%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		40	41

Total Mexico (Cost $40)			41

NETHERLAND ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,681

Total Netherland Antilles (Cost $1,703)			1,681

NETHERLANDS 0.7%
Delphinus BV
3.806% due 04/25/2093	EUR	1,500	1,943
Dutch Mortgage Portfolio Loans BV
3.848% due 11/20/2035		1,223	1,623
Dutch Mortgage-Backed Securities BV
3.693% due 10/02/2079		2,906	3,854
Holland Euro-Denominated Mortgage-Backed Series
3.772% due 04/18/2012		835	1,104
Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,258
Siemens Financieringsmaatschappij NV
5.424% due 08/14/2009		$4,400	4,403

Total Netherlands (Cost $15,708)			16,185

NEW ZEALAND 0.1%
New Zealand Government Bond
4.500% due 02/15/2016	NZD	2,006	1,941

Total New Zealand (Cost $1,230)			1,941

RUSSIA 0.2%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	970
VTB Capital S.A. for Vneshtorgbank
6.115% due 09/21/2007		$3,800	3,811

Total Russia (Cost $4,679)			4,781

SPAIN 3.0%
Hipotebansa Mortgage Securitization Fund
3.672% due 07/18/2022	EUR	1,004	1,325
Spain Government Bond
4.200% due 07/30/2013		2,200	2,943
4.200% due 01/31/2037		2,300	3,068
5.150% due 07/30/2009		37,730	51,293
5.350% due 10/31/2011		11,100	15,529

Total Spain (Cost $55,338)			74,158

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,814
Total Tunisia (Cost $5,561)			5,814
UNITED KINGDOM 7.6%
Bauhaus Securities Ltd.
3.868% due 10/30/2052	EUR	2,419	3,201
Dolerite Funding PLC
5.655% due 08/20/2032		$481	481
HBOS PLC
5.920% due 09/29/2049		5,900	5,797
HSBC Holdings PLC
6.500% due 05/02/2036		23,800	25,691
National Grid PLC
4.980% due 06/22/2011 (j)	CAD	4,900	4,266
Royal Bank of Scotland Group PLC
5.365% due 12/21/2007		$6,500	6,507
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,500	1,413
United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	28,480
4.750% due 06/07/2010		27,900	54,022
5.000% due 03/07/2012		12,830	25,156
8.000% due 09/27/2013		14,100	32,486

Total United Kingdom (Cost $180,939)			187,500

UNITED STATES 85.4%
Asset-Backed Securities 0.8%
Amresco Residential Securities Mortgage Loan Trust
6.290% due 06/25/2029		$305	314
Argent Securities, Inc.
5.450% due 11/25/2035		606	606
Bear Stearns Asset-Backed Securities, Inc.
5.680% due 10/25/2032		107	107
5.750% due 10/27/2032		210	211
CS First Boston Mortgage Securities Corp.
5.660% due 01/25/2032		122	123
FBR Securitization Trust
5.470% due 10/25/2035		246	246
5.470% due 11/25/2035		785	786
First Alliance Mortgage Loan Trust
5.580% due 12/20/2027		26	26
First NLC Trust
5.470% due 02/25/2036		1,161	1,162
Fremont Home Loan Trust
5.440% due 01/25/2036		352	353
GE-WMC Mortgage Securities LLC
5.450% due 12/25/2035		1,049	1,050
GSAMP Trust
5.460% due 11/25/2035		377	377
Home Equity Mortgage Trust
5.460% due 02/25/2036		422	423
Indymac Residential Asset-Backed Trust
5.450% due 03/25/2036		651	652
Mesa Trust Asset-Backed Certificates
5.750% due 12/25/2031		567	569
Quest Trust
5.910% due 06/25/2034		635	637
Residential Asset Securities Corp.
5.440% due 01/25/2036		410	411
5.450% due 11/25/2035		489	490
5.600% due 07/25/2032		508	508
SG Mortgage Securities Trust
5.450% due 10/25/2035		191	191
Soundview Home Equity Loan Trust
5.450% due 12/25/2035		437	437
Wells Fargo Home Equity Trust
5.580% due 10/25/2035		10,876	10,892

			20,571

Bank Loan Obligations 0.5%
Ford Motor Co.
8.360% due 11/29/2013		2,200	2,201
Georgia-Pacific Corp.
7.300% due 12/20/2012		3,810	3,832
7.350% due 12/20/2012		238	239
7.367% due 12/20/2012		915	920
HCA, Inc.
8.114% due 11/14/2013		4,800	4,859

			12,051

Corporate Bonds & Notes 7.3%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,429
AT&T, Inc.
5.584% due 11/14/2008		500	502
Atlantic & Western Re Ltd.
11.372% due 01/09/2007		6,500	6,504
AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,006
Bank of America Corp.
5.378% due 11/06/2009		7,500	7,506
BellSouth Corp.
5.200% due 09/15/2014		3,000	2,932
Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,442
6.000% due 06/15/2011		4,700	4,748
6.400% due 06/15/2016		4,300	4,359
C10 Capital SPV Ltd.
6.722% due 12/01/2049		3,200	3,204
Charter One Bank N.A.
5.430% due 04/24/2009		13,550	13,568
CIT Group, Inc.
5.493% due 08/17/2009		7,800	7,813
CMS Energy Corp.
8.900% due 07/15/2008		1,100	1,155
CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,662
CVS Corp.
5.750% due 08/15/2011		900	912
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		1,000	976
5.750% due 09/08/2011		1,500	1,498
EchoStar DBS Corp.
6.375% due 10/01/2011		700	697
El Paso Corp.
7.625% due 08/16/2007		1,000	1,015
7.625% due 09/01/2008		300	310
Exelon Corp.
6.750% due 05/01/2011		900	941
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	930
5.396% due 12/12/2008		$4,800	4,806
General Motors Acceptance Corp.
6.000% due 04/01/2011		6,700	6,663
Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,356
GMAC LLC
6.000% due 12/15/2011		$4,000	3,987
Goldman Sachs Group, Inc.
5.815% due 03/22/2016		2,900	2,922
Harrah’s Operating Co., Inc.
5.975% due 02/08/2008		4,600	4,609
Health Care Property Investors, Inc.
5.950% due 09/15/2011		1,000	1,010
HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,630
International Lease Finance Corp.
5.400% due 02/15/2012		2,700	2,706
JPMorgan & Co., Inc.
9.604% due 02/15/2012		4,670	4,849
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036		4,800	4,973
Lennar Corp.
5.950% due 10/17/2011		900	906
Loews Corp.
5.250% due 03/15/2016		1,200	1,171
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,163
Masco Corp.
5.875% due 07/15/2012		1,000	1,002
May Department Stores Co.
4.800% due 07/15/2009		900	886
Merrill Lynch & Co., Inc.
5.464% due 08/14/2009		3,800	3,804
Mizuho JGB Investment LLC
9.870% due 12/29/2049		1,200	1,272
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,465
Morgan Stanley
5.854% due 10/15/2015		5,100	5,156
NiSource Finance Corp.
5.400% due 07/15/2014		1,200	1,165
Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	3,767
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,148
SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	6,949
Time Warner, Inc.
5.606% due 11/13/2009		3,400	3,405
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,745
Toyota Motor Credit Corp.
5.346% due 10/12/2007		11,800	11,805
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	504
U.S. Bancorp
5.380% due 04/28/2009		8,200	8,209
Viacom, Inc.
5.750% due 04/30/2011		6,100	6,109

			178,251

Mortgage-Backed Securities 3.4%
Banc of America Mortgage Securities
5.000% due 05/25/2034		5,540	5,454
Bear Stearns Alt-A Trust
5.837% due 11/25/2036		8,694	8,744
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		17,939	17,766
4.900% due 12/25/2035		985	978
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,036
Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 03/25/2035		93	93
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		611	606
5.570% due 11/15/2019		820	821
5.629% due 05/25/2032		91	91
5.900% due 08/25/2033		511	513
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		3,581	3,557
Greenpoint Mortgage Funding Trust
5.620% due 11/25/2045		721	723
GSR Mortgage Loan Trust
4.540% due 09/25/2035		2,232	2,194
Impac CMB Trust
5.750% due 07/25/2033		232	232
JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	10,604
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		577	574
MASTR Asset Securitization Trust
5.500% due 11/25/2017		959	949
MLCC Mortgage Investors, Inc.
5.730% due 03/15/2025		875	879
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		444	446
Washington Mutual, Inc.
5.114% due 10/25/2032		474	472
5.596% due 02/27/2034		1,532	1,536
5.610% due 11/25/2045		1,790	1,797
5.620% due 12/25/2027		5,432	5,434
5.660% due 01/25/2045		2,433	2,439
5.954% due 05/25/2041		64	64
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		13,476	13,324

			83,326

Municipal Bonds & Notes 0.8%
Chicago, Illinois General Obligation Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/01/2030 (e)		2,490	2,571
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,334
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033		2,400	2,685
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033		820	832
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,435	1,499
Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014		20	22
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.300% due 06/01/2025		3,105	3,290
6.500% due 06/01/2023		1,780	1,773
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	210
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036		530	559
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038 (e)		1,800	1,854
New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014		300	312
5.500% due 06/01/2017		600	641
	Shares
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013		3,500	3,577

			21,159

Preferred Stocks 0.3%
DG Funding Trust
7.614% due 12/31/2049		640	6,744

	Principal Amount (000s)
U.S. Government Agencies 68.1%
Fannie Mae
4.190% due 11/01/2034		$11,981	11,866
4.951% due 12/01/2034		2,238	2,224
5.000% due 11/25/2032 - 01/01/2037		34,819	33,519
5.147% due 11/01/2022		19	19
5.470% due 03/25/2034		411	412
5.500% due 11/01/2028 - 10/01/2035		76,044	75,299
5.649% due 04/01/2032		161	161
6.000% due 10/01/2035 - 07/25/2044		1,318,083	1,326,842
6.450% due 01/01/2023		63	64
6.500% due 02/01/2026 - 01/01/2037		158,642	161,682
6.962% due 08/01/2023		218	221
7.362% due 12/01/2030		44	45
Federal Home Loan Bank
4.300% due 05/12/2008		10,000	9,895
Freddie Mac
4.400% due 09/01/2035		1,022	1,010
5.000% due 12/15/2031 - 08/15/2035		8,499	7,807
5.700% due 12/15/2030		1,238	1,241
5.958% due 10/25/2044		12,750	12,822
6.816% due 06/01/2022		321	329
9.050% due 06/15/2019		6	6
Government National Mortgage Association
5.125% due 11/20/2021 - 11/20/2030		359	364
5.375% due 05/20/2022 - 05/20/2030		2,039	2,059
5.750% due 07/20/2022 - 08/20/2027		844	855
6.000% due 08/20/2034		6,195	6,363
Small Business Administration
5.980% due 05/01/2022		5,556	5,717
6.344% due 08/01/2011		1,825	1,884
6.640% due 02/01/2011		882	915
Tennessee Valley Authority
5.880% due 04/01/2036		8,145	8,988
5.980% due 04/01/2036		1,855	2,066

			1,674,675

U.S. Treasury Obligations 4.2%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		11,413	10,823
1.625% due 01/15/2015		1,056	994
1.875% due 07/15/2015		2,798	2,682
2.000% due 01/15/2014		327	318
2.000% due 07/15/2014		8,662	8,410
2.000% due 01/15/2026		1,219	1,147
3.625% due 04/15/2028		1,234	1,490
U.S. Treasury Bonds
5.500% due 08/15/2028		1,270	1,372
6.125% due 11/15/2027		500	580
8.125% due 08/15/2019		32,600	42,602
8.125% due 05/15/2021		13,800	18,379
U.S. Treasury Notes
4.375% due 12/15/2010		15,600	15,425

			104,222

Total United States (Cost $2,105,565)			2,100,999

SHORT-TERM INSTRUMENTS 6.0%
Certificates of Deposit 0.5%
Countrywide Funding Corp.
5.350% due 08/16/2007		$12,100	12,100

Commercial Paper 2.6%
Rabobank USA Financial Corp.
5.280% due 01/02/2007		54,100	54,100
Time Warner, Inc.
5.390% due 01/25/2007		9,200	9,170

			63,270

Repurchase Agreements 1.2%
Lehman Brothers, Inc.
4.850% due 01/02/2007		29,000	29,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Bonds 6.250% due 08/15/2023 valued at $29,684. Repurchase proceeds are $29,016.)

Tri-Party Repurchase Agreements 0.3%
State Street Bank and Trust Co.
4.900% due 01/02/2007		8,308	8,308

(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $8,477. Repurchase proceeds are $8,313.)
U.S. Treasury Bills 1.4%
4.830% due 03/01/2007 - 03/15/2007 (a)(c)(f)		34,205	33,865

Total Short-Term Instruments (Cost $146,578)			146,543

Purchased Options (h) 0.4% (Cost $18,517)			11,008
Total Investments (d) 172.8% (Cost $4,184,561)			$4,250,606
Written Options (i) (0.6%) (Premiums $16,942)			(15,794)
Other Assets and Liabilities (Net) (72.2%)			(1,775,105)

Net Assets 100.0%			$2,459,707

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $15,353 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(d) As of December 31, 2006, portfolio securities with an aggregate value of $132,598 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Residual Interest Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(f) Securities with an aggregate market value of $14,049 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	1,779	$(284)
90-Day Eurodollar December Futures	Long	12/2008	312	300
90-Day Eurodollar June Futures	Long	06/2007	1,568	3
90-Day Eurodollar June Futures	Long	06/2008	263	0
90-Day Eurodollar March Futures	Long	03/2008	754	(243)
90-Day Eurodollar March Futures	Long	03/2009	89	91
90-Day Eurodollar September Futures	Long	09/2007	920	488
90-Day Eurodollar September Futures	Long	09/2008	575	296
Euro-Bund 10-Year Note March Futures	Long	03/2007	1,854	(6,719)
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 118.500	Short	03/2007	170	27
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.000	Short	03/2007	1,049	346
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.500	Short	03/2007	510	189
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 109.500	Long	03/2007	973	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 112.000	Long	03/2007	891	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 112.500	Long	03/2007	849	11
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 114.500	Short	03/2007	40	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 115.000	Short	03/2007	53	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 115.500	Short	03/2007	170	(54)
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 116.000	Short	03/2007	118	(81)
Japan Government 10-Year Note March Futures	Long	03/2007	307	(948)
U.S. Treasury 5-Year Note March Futures	Long	03/2007	118	(12)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	399	(309)
U.S. Treasury 30-Year Bond March Futures	Long	03/2007	419	(701)

				$(7,600)

(g) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016	EUR	7,000	$9
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		5,200	5
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		5,700	0
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		1,700	1
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		1,800	1
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%)	12/20/2016		2,700	2
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	9/20/2007	JPY	840,000	55
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%)	9/20/2009		$900	0
Bank of America	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%)	6/20/2011		900	(1)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		64,600	22
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%)	11/11/2051		4,000	(5)
Barclays Bank PLC	National Grid PLC	Buy	(0.208%)	6/20/2011		4,300	6
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	3/20/2012		2,700	(3)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		12,300	7
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%)	6/20/2010		1,000	(5)
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	6/20/2011		2,400	3
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	9/20/2011		3,800	(30)
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%)	9/20/2014		1,150	(7)
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%)	12/20/2015		2,500	5
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%)	3/20/2016		2,900	(5)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%)	3/20/2016		1,150	(9)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012		2,100	(25)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%)	12/20/2011		900	(11)
Deutsche Bank AG	ACE INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	6/20/2014		1,400	(14)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%)	6/20/2014		1,500	9
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014		1,400	(17)
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	9/20/2010		500	11
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		73,600	(159)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.320%	2/20/2007		1,000	1
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	6/20/2007		500	11
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%	8/20/2011		19,900	465
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	9/20/2011		1,000	(9)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%)	8/20/2016		11,100	(563)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007		700	16
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	8/20/2011		29,600	602
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	8/20/2011		8,100	199
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	9/20/2014		3,000	(3)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%)	8/20/2016		4,600	(242)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%)	8/20/2016		4,300	(194)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.050%)	8/20/2016		12,100	(535)
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	6/20/2007		9,500	10
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	3/20/2010		2,976	27
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%)	6/20/2011		6,700	(102)
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%	8/20/2011		15,600	360
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.130%)	8/20/2016		8,700	(438)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	6/20/2007		1,400	30
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	3/20/2010		15,872	145
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	9/20/2010		900	(52)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	6/20/2011		1,000	(5)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	8/20/2011		21,700	542
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%)	6/20/2012		1,200	(6)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	9/20/2012		1,000	(2)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%)	8/20/2016		12,100	(656)
Royal Bank of Scotland Group PLC	Landsbanki Islands Hf floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	9/20/2009		2,400	(4)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%)	9/20/2011		1,000	0
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%)	9/20/2011		1,500	(9)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%)	12/20/2015		2,600	3
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	6/20/2007		1,000	22
UBS AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		12,000	5

							$(537)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	6/15/2010	AUD	70,250	$(1,477)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	6/15/2015		39,700	1,137
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009		45,600	(121)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/15/2012		9,800	(62)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	6/15/2017		5,600	72
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	6/15/2012		9,000	(61)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	6/15/2017		5,200	70
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009		30,300	(115)
UBS AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009		49,100	(186)
UBS AG	6-Month Australian Bank Bill	Pay	6.000%	6/15/2010		71,300	(1,530)
UBS AG	6-Month Australian Bank Bill	Receive	6.000%	6/15/2015		40,900	1,261
Bank of America	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027	CAD	2,900	(34)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	6/15/2015		10,000	16
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	6/15/2035		1,900	91
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	6/15/2015		7,300	265
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010	EUR	2,300	(112)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	330
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		43,800	(231)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	279
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	6/17/2012		46,100	2,114
Credit Suisse First Boston	6-Month EUR-LIBOR	Receive	4.000%	6/15/2017		37,050	858
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		91,330	(819)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.435%	6/18/2034		6,900	182
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	6/21/2036		3,800	(100)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		78,000	1,068
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		13,620	(137)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		4,770	(195)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	6/17/2012		29,500	1,354
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		2,600	38
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		9,400	84
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		2,100	(64)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		700	(34)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		4,000	61
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		3,100	(128)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		5,300	(2)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	6/15/2017		59,550	1,378
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		29,200	(171)
UBS AG	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		85,200	(1,067)
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	374
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010	GBP	74,450	(3,112)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		800	(15)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	9/15/2017		27,900	(103)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/18/2034		10,100	468
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		14,600	122
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	6/12/2036		6,900	410
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		3,500	(89)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		6,600	(150)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	6/18/2034		15,000	731
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,200	29
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	6/12/2036		4,300	255
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		17,100	(253)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		27,500	(541)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	6/12/2036		21,900	(259)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		3,700	(105)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	6/18/2034		5,600	128
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		3,900	91
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		10,500	(235)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		11,300	(480)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	6/15/2009		10,000	(91)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,100	51
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	9/14/2009		100	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		16,500	(398)
Barclays Bank PLC	6-Month HUF-LIBOR	Receive	7.540%	9/27/2016	HUF	366,000	(63)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.540%	9/27/2016		2,137,000	(474)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.720%	10/6/2016		1,072,000	(351)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.720%	10/10/2016		408,000	(134)
JPMorgan Chase & Co.	6-Month HUF-LIBOR	Receive	7.720%	10/10/2016		272,000	(89)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016	JPY	1,800,000	(118)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	9/18/2008		26,670,000	194
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016		4,170,000	(209)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	3/18/2008		34,500,000	484
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	9/21/2011		2,008,000	18
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	(112)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016		22,630,000	(1,375)
JPMorgan Chase & Co.	6-Month JPY-LIBOR	Receive	1.000%	6/24/2011		500,000	(4)
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(669)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016		3,310,000	(125)
Morgan Stanley	6-Month JPY-LIBOR	Receive	0.390%	6/18/2007		525,000	29
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	9/18/2008		10,500,000	37
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016		7,490,000	(490)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	9/27/2016		4,800,000	(852)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016	MXN	85,000	283
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	9/22/2016		116,000	787
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	9/23/2016		21,000	134
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016		598,700	323
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	9/23/2016		14,000	93
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		41,000	136
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		$17,400	(191)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		16,700	249
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		35,500	308
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		8,200	179
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		29,700	521
Deutsche Bank AG	Difference in Constant Maturity Swap 10-Year vs. 2-Year	Receive	0.288%	12/7/2007		22,800	(86)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		8,200	71
Goldman Sachs & Co.	Difference in Constant Maturity Swap 10-Year vs. 2-Year	Receive	0.288%	12/7/2007		21,900	(60)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		54,100	471
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2008		42,400	124
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		21,600	494
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		129,100	1,125
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		26,200	600
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2009		34,000	114
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		19,900	224
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		10,000	(217)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2007		73,800	(37)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		15,600	(171)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		9,800	85
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		99,500	1,954
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		21,600	(297)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		13,300	(146)
UBS AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	(995)

							$2,613

(h) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$114.000	2/23/2007	1,122	$21	$18
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	1,483	14	0

				$35	$18

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007	GBP	43,300	$224	$19
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007		49,000	253	41
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	5/11/2007		21,000	115	5
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	9/14/2007		45,500	234	111
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007		88,000	408	73
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	5/17/2007		64,000	350	17
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	6/6/2007		16,200	87	6
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007		63,900	336	53
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	9/14/2007		94,500	532	230
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.188%	9/14/2007		108,500	620	301
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	9/14/2007		35,000	200	102
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007		$238,000	881	711
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		198,000	772	279
Call - OTC 1-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		731,000	1,741	542
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.200%	5/9/2007		511,700	2,060	2,382
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		211,100	1,368	1,288
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.750%	4/27/2009		9,700	502	864
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	6.250%	4/27/2009		9,700	676	177
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		62,000	290	87
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007		106,700	359	319
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.150%	5/8/2007		833,700	3,150	3,406
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.190%	5/9/2007		193,700	385	301
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		108,000	447	220
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007		169,600	441	167
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		435,000	1,653	614

								$18,084	$12,315

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/5/2007	$28,000	$282	$505

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2037		$106.000	3/6/2007	$100,000	$12	$3
Put - OTC Fannie Mae 5.500% due 02/01/2037		87.000	2/5/2007	20,000	2	0
Put - OTC Fannie Mae 6.000% due 03/01/2037		91.000	3/6/2007	446,000	52	34
Put - OTC Fannie Mae 6.000% due 03/01/2037		91.375	3/6/2007	198,000	23	16
Put - OTC Fannie Mae 6.000% due 03/01/2037		91.688	3/6/2007	84,000	10	5
Put - OTC Fannie Mae 6.000% due 03/01/2037		92.219	3/6/2007	145,000	17	6

					$116	$64

Straddle Options

Description	Counterparty	Exercise Price(2)	Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	2/13/2007	$58,100	$0	$(750)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	5/10/2007	40,000	0	(174)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	3/20/2007	4,000	0	(29)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	1/17/2007	44,000	0	(601)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	3/20/2007	35,100	0	(340)

					$0	$(1,894)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP	27,000	$459	$130
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		13,000	239	119
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		25,100	459	121
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	6/6/2007		4,600	93	19
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		18,500	314	89
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		27,000	543	247
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		41,000	820	376
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		$104,000	853	846
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		85,000	808	391
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.315%	5/9/2007		222,500	2,080	3,182
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.250%	5/16/2007		30,000	335	466
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		91,800	1,326	1,395
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.250%	5/16/2007		9,900	129	154
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		25,000	278	115
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007		46,400	367	501
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.280%	5/8/2007		362,200	3,213	4,781
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.315%	5/9/2007		43,400	402	621
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.750%	7/2/2007		161,200	1,572	673
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007		36,500	394	262
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		47,300	494	385
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		187,000	1,692	861

								$16,870	$15,734

Credit Default Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	3-Month USD-LIBOR	Receive	0.450%	6/20/2008	$13,650	$72	$60

(j) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	6/22/2011	11/3/2006	$4,393	$4,266	0.17%

(k) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	1/1/2037	$211,000	$205,493	$203,747
Fannie Mae	5.000%	2/1/2037	88,000	84,947	84,975
Fannie Mae	5.500%	1/1/2037	82,000	81,555	81,052
Fannie Mae	5.500%	2/1/2037	42,000	41,785	41,501
Fannie Mae	6.000%	10/1/2036	60,000	60,345	60,094
U.S. Treasury Notes	3.000%	2/15/2009	16,300	15,820	15,925
U.S. Treasury Notes	4.000%	4/15/2010	25,000	24,661	24,707
U.S. Treasury Notes	4.000%	2/15/2015	7,600	7,306	7,376
U.S. Treasury Notes	4.125%	5/15/2015	5,000	4,886	4,839
U.S. Treasury Notes	4.250%	11/15/2013	13,800	13,685	13,531
U.S. Treasury Notes	4.250%	11/15/2014	25,100	24,568	24,563
U.S. Treasury Notes	4.500%	2/15/2016	25,700	25,736	25,805
U.S. Treasury Notes	4.625%	11/15/2016	119,800	120,641	120,000
U.S. Treasury Notes	4.875%	5/31/2011	4,500	4,590	4,558
U.S. Treasury Notes	5.125%	5/15/2016	115,690	121,235	120,332
U.S. Treasury Notes	5.500%	5/15/2009	13,500	13,814	13,859

				$851,067	$846,864

(3)	Market value includes $3,650 of interest payable on short sales.

(l) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	AUD	66,546	01/2007	$759	$0	$759
Sell		26	01/2007	0	0	0
Buy		8,842	02/2007	50	0	50
Buy	BRL	2,588	05/2007	31	0	31
Buy		9,864	06/2007	90	0	90
Buy	CAD	3,124	01/2007	0	(62)	(62)
Sell		30,017	01/2007	653	0	653
Buy	CLP	296,000	05/2007	0	(7)	(7)
Buy		203,300	06/2007	0	(4)	(4)
Buy	CNY	33,886	03/2007	1	0	1
Buy		135,733	05/2007	45	0	45
Buy		113,995	08/2007	318	0	318
Buy		193,360	09/2007	344	0	344
Buy		97,896	11/2007	35	0	35
Sell	DKK	77,434	03/2007	12	(34)	(22)
Buy	EUR	236,049	01/2007	19	(1,448)	(1,429)
Sell		766,072	01/2007	10,921	(27)	10,894
Buy	GBP	284	01/2007	0	(3)	(3)
Sell		82,641	01/2007	27	(941)	(914)
Sell	HKD	1,587	03/2007	0	0	0
Buy	INR	21,887	02/2007	24	0	24
Buy	JPY	21,500	01/2007	0	(1)	(1)
Sell		7,463,871	01/2007	1,094	(4)	1,090
Sell		57,004,356	02/2007	6,428	0	6,428
Buy	KRW	5,133,125	02/2007	165	0	165
Buy		1,676,148	03/2007	28	(1)	27
Buy	MXN	80,392	01/2007	66	0	66
Buy		7,900	04/2007	17	0	17
Buy	NOK	21,052	01/2007	0	(80)	(80)
Buy		21,172	03/2007	0	(57)	(57)
Sell	NZD	77,103	01/2007	0	(2,717)	(2,717)
Sell		13,345	02/2007	0	(225)	(225)
Buy	PLN	484	04/2007	6	0	6
Buy	RUB	16,234	01/2007	7	0	7
Buy		15,372	09/2007	0	(3)	(3)
Buy	SGD	9,419	01/2007	79	0	79
Sell		756	02/2007	0	(7)	(7)
Buy	TWD	235,908	02/2007	0	(92)	(92)
Sell		69,047	02/2007	0	(9)	(9)

				$21,219	$(5,722)	$15,497

See Accompanying Notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

December 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.1%
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,729

Total Aruba (Cost $1,757)			1,729

CANADA 0.4%
DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009	CAD	2,400	2,060
Province of Ontario Canada
6.200% due 06/02/2031		5,500	5,834
Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,305

Total Canada (Cost $10,568)			10,199

CAYMAN ISLANDS 2.0%
Asahi Finance Cayman Ltd.
1.654% due 02/28/2049	JPY	1,700,000	14,290
ASIF II
4.439% due 06/15/2007	CAD	400	343
Calabash Re II Ltd. (a)
13.746% due 01/08/2010		$3,100	3,102
Foundation Re II Ltd.
12.123% due 11/26/2010		1,500	1,500
Mizuho Finance Cayman Ltd.
1.007% due 09/28/2049	JPY	300,000	2,531
1.466% due 12/31/2049		100,000	858
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$4,700	4,778
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,324
Mystic Re Ltd.
14.370% due 12/05/2008		$500	500
Redwood Capital IX Ltd.
11.614% due 01/09/2008		1,000	1,001
12.114% due 01/09/2008		2,000	2,001
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	5,559
Vita Capital Ltd.
6.710% due 01/01/2007		1,100	1,100
Vita Capital III Ltd.
6.466% due 01/01/2011		4,000	3,999

Total Cayman Islands (Cost $44,157)			43,886

DENMARK 0.5%
Nykredit Realkredit A/S
4.158% due 10/01/2038	DKK	23,000	3,978
Realkredit Danmark A/S
4.510% due 10/01/2038		32,000	5,535
4.510% due 10/01/2038		15,000	2,610

Total Denmark (Cost $12,187)			12,123

FINLAND 0.4%
Nordea Bank Finland
5.308% due 05/28/2008		$8,000	8,003

Total Finland (Cost $7,995)			8,003

FRANCE 6.9%
France Government Bond
4.000% due 10/25/2009	EUR	4,500	5,956
4.000% due 04/25/2014		300	397
4.000% due 10/25/2014		92,900	122,857
4.000% due 04/25/2055		300	391
4.750% due 10/25/2012		100	137
5.500% due 04/25/2029	EUR	4,200	$6,644
5.750% due 10/25/2032		10,100	16,717

Total France (Cost $147,984)			153,099

GERMANY 18.1%
Republic of Germany
3.750% due 01/04/2015	EUR	39,000	50,768
4.000% due 07/04/2009		300	397
4.250% due 01/04/2014		27,340	36,732
4.250% due 07/04/2014		27,000	36,312
4.750% due 07/04/2034		400	584
5.000% due 01/04/2012		2,000	2,766
5.000% due 07/04/2012		16,700	23,168
5.250% due 07/04/2010		8,700	11,973
5.250% due 01/04/2011		79,300	109,703
5.375% due 01/04/2010		300	412
5.500% due 01/04/2031		300	479
5.625% due 01/04/2028		41,700	66,665
6.250% due 01/04/2024		9,800	16,365
6.250% due 01/04/2030		22,640	39,230
6.500% due 07/04/2027		2,260	3,962

Total Germany (Cost $393,420)			399,516

ICELAND 0.3%
Glitnir Banki Hf
5.800% due 01/21/2011		$3,000	3,004
Kaupthing Bank Hf
5.750% due 10/04/2011		2,900	2,900

Total Iceland (Cost $5,885)			5,904

IRELAND 0.5%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,000	2,632
Bank of Ireland
5.375% due 12/19/2008		$7,000	7,003
Osiris Capital PLC
10.360% due 01/15/2010		1,000	1,005

Total Ireland (Cost $10,617)			10,640

ITALY 0.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009	EUR	700	907
4.500% due 05/01/2009		1,000	1,337

Total Italy (Cost $2,189)			2,244

JAPAN 17.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	382
Japan Government Bond
0.700% due 09/20/2008	JPY	1,790,000	15,034
1.500% due 03/20/2011		5,150,000	43,947
1.500% due 03/20/2014		1,520,000	12,795
1.500% due 03/20/2015		3,850,000	32,178
1.600% due 09/20/2013		1,660,000	14,117
1.600% due 06/20/2014		3,970,000	33,604
1.600% due 09/20/2014		1,650,000	13,938
2.300% due 05/20/2030		1,347,700	11,568
2.300% due 06/20/2035		3,530,000	29,790
2.400% due 03/20/2034		580,000	5,002
2.500% due 09/20/2035		6,210,000	54,643
2.500% due 06/20/2036		4,291,000	37,646
Japanese Government CPI Linked Bond (c)
1.100% due 12/10/2016		5,200,000	43,427
1.168% due 06/10/2016		2,688,690	22,164
Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	$3,424
Sumitomo Mitsui Banking Corp.
1.348% due 12/31/2049	JPY	300,000	2,541
1.445% due 12/01/2049		400,000	3,383
1.466% due 09/29/2049		300,000	2,549

Total Japan (Cost $396,871)			382,132

JERSEY, CHANNEL ISLANDS 0.0%
SRM Investment Ltd.
3.838% due 08/26/2034	EUR	83	110

Total Jersey, Channel Islands (Cost $100)			110

KOREA 0.1%
Export-Import Bank of Korea
4.250% due 11/27/2007		$1,704	1,686
Korea Development Bank
4.250% due 11/13/2007		670	663

Total Korea (Cost $2,354)			2,349

LUXEMBOURG 0.1%
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008		$3,100	3,102

Total Luxembourg (Cost $3,100)			3,102

MEXICO 0.0%
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$100	99

Total Mexico (Cost $99)			99

NETHERLAND ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000	2,522

Total Netherland Antilles (Cost $2,554)			2,522

NETHERLANDS 0.2%
Netherlands Government Bond
3.750% due 07/15/2014	EUR	1,200	1,564
4.250% due 07/15/2013		400	537
Siemens Financieringsmaatschappij NV
5.424% due 08/14/2009		$1,400	1,401

Total Netherlands (Cost $3,466)			3,502

RUSSIA 0.4%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	600	832
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008		$5,900	5,910
6.115% due 09/21/2007		1,600	1,605

Total Russia (Cost $8,254)			8,347

SPAIN 5.0%
Santander U.S. Debt S.A. Unipersonal
5.426% due 11/20/2009		$4,000	4,003
Spain Government Bond
4.200% due 01/31/2037	EUR	900	1,201
4.400% due 01/31/2015		42,000	56,991
5.400% due 07/30/2011		20,800	29,080
5.750% due 07/30/2032		11,150	18,385
6.150% due 01/31/2013		1,000	1,473

Total Spain (Cost $114,362)			111,133

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000	$3,792

Total Tunisia (Cost $3,627)			3,792

UKRAINE 0.1%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000	1,270

Total Ukraine (Cost $1,210)			1,270

UNITED KINGDOM 5.9%
Arkle Master Issuer PLC
5.330% due 11/19/2007		7,300	7,313
HBOS PLC
5.920% due 09/29/2049		3,300	3,243
HBOS Treasury Services PLC
5.350% due 07/17/2008		2,300	2,302
HSBC Holdings PLC
6.500% due 05/02/2036		17,300	18,674
Royal Bank of Scotland Group PLC
5.365% due 12/21/2007		3,500	3,504
5.770% due 07/06/2012		4,100	4,104
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,100	1,036
United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,400	21,790
4.750% due 06/07/2010		12,900	24,978
5.000% due 03/07/2012		2,030	3,980
5.000% due 09/07/2014		35	69
5.750% due 12/07/2009		3,900	7,761
9.000% due 07/12/2011		11,900	26,991
Vodafone Group PLC
5.424% due 06/29/2007		$3,500	3,501
XL Capital Europe PLC
6.500% due 01/15/2012		500	521

Total United Kingdom (Cost $128,260)			129,767

UNITED STATES 97.5%
Asset-backed Securities 10.4%
ACE Securities Corp.
5.380% due 10/25/2036		$5,486	5,489
Amortizing Residential Collateral Trust
5.640% due 07/25/2032		1	1
5.700% due 10/25/2031		7	7
Argent Securities, Inc.
5.370% due 10/25/2036		7,830	7,835
5.410% due 05/25/2036		163	163
5.450% due 11/25/2035		319	320
5.470% due 10/25/2035		11	11
5.490% due 02/25/2036		58	58
Asset-Backed Funding Certificates
5.380% due 10/25/2036		5,895	5,899
5.700% due 06/25/2034		8,725	8,740
Bear Stearns Asset-Backed Securities, Inc.
5.520% due 12/25/2042		75	75
5.800% due 03/25/2043		10	10
Carrington Mortgage Loan Trust
5.415% due 07/25/2036		1,723	1,724
Chase Credit Card Master Trust
5.460% due 02/15/2011		1,450	1,454
CIT Group Home Equity Loan Trust
5.640% due 03/25/2033		15	15
Countrywide Asset-Backed Certificates
5.370% due 03/25/2047		8,103	8,108
5.410% due 09/25/2046		2,373	2,374
5.830% due 12/25/2031		5	5
CS First Boston Mortgage Securities Corp.
5.660% due 01/25/2032		4	4
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		3,700	3,701
FBR Securitization Trust
5.470% due 10/25/2035		123	123
5.470% due 11/25/2035		449	449
First NLC Trust
5.470% due 02/25/2036		658	659
Fremont Home Loan Trust
5.390% due 02/25/2037		11,054	11,060
5.440% due 01/25/2036		159	159
GE-WMC Mortgage Securities LLC
5.450% due 12/25/2035		544	544
GSAMP Trust
5.460% due 09/25/2035		7	7
5.460% due 11/25/2035		188	189
5.640% due 03/25/2034		56	56
HFC Home Equity Loan Asset-Backed Certificates
5.700% due 09/20/2033		985	989
Home Equity Asset Trust
5.460% due 02/25/2036		35	36
Home Equity Mortgage Trust
5.460% due 02/25/2036		235	235
Indymac Residential Asset-Backed Trust
5.450% due 03/25/2036		366	367
IXIS Real Estate Capital Trust
5.410% due 08/25/2036		2,165	2,167
JPMorgan Mortgage Acquisition Corp.
5.420% due 03/25/2036		3,126	3,128
Lehman XS Trust
5.400% due 06/25/2046		966	966
5.430% due 07/25/2046		6,184	6,187
5.430% due 11/25/2046		11,305	11,310
Long Beach Mortgage Loan Trust
5.470% due 09/25/2035		3	3
5.550% due 11/25/2034		31	31
5.630% due 10/25/2034		3,646	3,650
Merrill Lynch Mortgage Investors, Inc.
5.390% due 07/25/2037		9,710	9,716
5.400% due 05/25/2037		461	461
5.400% due 09/25/2037		9,900	9,905
5.420% due 08/25/2036		11,000	11,010
5.507% due 06/25/2036		143	143
Morgan Stanley Capital I
5.460% due 02/25/2036		5,700	5,707
New Century Home Equity Loan Trust
5.460% due 09/25/2035		9	9
Newcastle Mortgage Securities Trust
5.420% due 03/25/2036		4,732	4,736
Option One Mortgage Loan Trust
5.450% due 11/25/2035		114	114
Quest Trust
5.790% due 09/25/2034		52	52
Renaissance Home Equity Loan Trust
5.700% due 08/25/2032		2	2
5.850% due 12/25/2033		1,320	1,331
Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036		11,443	11,449
5.450% due 05/25/2035		320	320
Residential Asset Securities Corp.
5.400% due 10/25/2036		10,043	10,050
5.420% due 07/25/2036		3,653	3,656
5.440% due 01/25/2036		205	205
5.600% due 07/25/2032		27	27
5.620% due 04/25/2032		23	24
SACO I, Inc.
5.410% due 05/25/2036		1,945	1,947
Saxon Asset Securities Trust
5.380% due 11/25/2036		13,462	13,471
5.610% due 08/25/2032		3	3
SBI HELOC Trust
5.490% due 08/25/2036		9,445	9,445
Securitized Asset-Backed Receivables LLC Trust
5.410% due 03/25/2036		617	617
SG Mortgage Securities Trust
5.450% due 10/25/2035		103	103
SLM Student Loan Trust
5.345% due 10/25/2012		10,600	10,598
Soundview Home Equity Loan Trust
5.410% due 06/25/2036		105	106
5.450% due 12/25/2035		235	235
Structured Asset Investment Loan Trust
5.440% due 01/25/2036		5,655	5,659
Structured Asset Securities Corp.
5.750% due 05/25/2034		17	17
Wells Fargo Home Equity Trust
5.470% due 12/25/2035		8,543	8,549
5.580% due 10/25/2035		10,147	10,162
5.590% due 11/25/2035		12,000	12,031

			230,168

Bank Loan Obligations 0.5%
Ford Motor Co.
8.360% due 11/29/2013		1,100	1,101
Georgia-Pacific Corp.
7.300% due 12/20/2012		2,286	2,299
7.350% due 12/20/2012		143	144
7.367% due 12/20/2012		549	552
HCA, Inc.
8.114% due 11/14/2013		4,100	4,150
Reynolds American, Inc.
7.104% due 05/31/2012		1,258	1,268
7.188% due 05/31/2012		1,645	1,658
7.250% due 05/31/2012		89	90

			11,262

CORPORATE BONDS & NOTES 11.3%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,000	1,021
American Express Centurion Bank
5.350% due 05/07/2008		6,500	6,503
AT&T, Inc.
5.584% due 11/14/2008		1,000	1,003
Atlantic & Western Re Ltd.
11.372% due 01/09/2007		3,300	3,302
AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,605
Bank of America Corp.
5.378% due 11/06/2009		4,100	4,103
5.640% due 10/14/2016		1,600	1,610
Bank of America N.A.
5.361% due 12/18/2008		2,600	2,600

BellSouth Corp.
5.200% due 09/15/2014		1,400	1,368
5.474% due 08/15/2008		3,900	3,904
Boston Scientific Corp.
5.450% due 06/15/2014		1,100	1,058
6.000% due 06/15/2011		2,900	2,930
6.400% due 06/15/2016		2,700	2,737
C5 Capital SPV Ltd.
6.196% due 12/01/2049		3,000	3,003
Caesars Entertainment, Inc.
9.375% due 02/15/2007		1,500	1,506
CenterPoint Energy, Inc.
5.875% due 06/01/2008		1,700	1,704
Charter One Bank N.A.
5.430% due 04/24/2009		9,000	9,012
CIT Group, Inc.
5.460% due 06/08/2009		7,500	7,513
5.580% due 05/23/2008		3,500	3,511
Citigroup, Inc.
5.406% due 12/26/2008		5,200	5,206
CMS Energy Corp.
7.500% due 01/15/2009		2,700	2,798
8.900% due 07/15/2008		1,200	1,260
9.875% due 10/15/2007		400	414
CNA Financial Corp.
6.000% due 08/15/2011		2,000	2,035
Comcast Corp.
5.674% due 07/14/2009		7,600	7,622
ConocoPhillips Australia Funding Co.
5.468% due 04/09/2009		7,300	7,310
CVS Corp.
5.750% due 08/15/2011		700	709
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		700	683
5.750% due 09/08/2011		1,100	1,098
5.833% due 09/10/2007		400	401
Dominion Resources, Inc.
5.662% due 09/28/2007		700	700
EchoStar DBS Corp.
6.375% due 10/01/2011		700	697
El Paso Corp.
7.625% due 08/16/2007		800	812
Exelon Corp.
4.900% due 06/15/2015		2,300	2,173
Ford Motor Credit Co.
6.315% due 03/21/2007		400	400
7.875% due 06/15/2010		2,200	2,220
Fortis Bank
5.265% due 04/28/2008		5,300	5,302
General Electric Capital Corp.
5.380% due 10/24/2008		3,200	3,203
5.396% due 12/12/2008		2,500	2,503
5.410% due 10/26/2009		5,400	5,402
5.460% due 06/15/2009		3,300	3,309
GMAC LLC
6.000% due 12/15/2011		3,600	3,588
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (k)	CAD	4,800	4,224
Harrah’s Operating Co., Inc.
5.975% due 02/08/2008		$2,400	2,405
Health Care Property Investors, Inc.
5.950% due 09/15/2011		700	707
HJ Heinz Co.
6.428% due 12/01/2008		6,400	6,517
HJ Heinz Finance Co.
6.000% due 03/15/2012		800	813
Home Depot, Inc.
5.490% due 12/16/2009		5,700	5,704
HSBC Finance Corp.
5.500% due 01/19/2016		5,500	5,536
6.538% due 11/13/2007		2,500	2,516
International Lease Finance Corp.
5.400% due 02/15/2012		2,400	2,405
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,688
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036		$3,000	3,108
Lennar Corp.
5.950% due 10/17/2011		700	705
Loews Corp.
5.250% due 03/15/2016		800	781
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,868
Masco Corp.
5.875% due 07/15/2012		700	702
May Department Stores Co.
4.800% due 07/15/2009		700	689
Maytag Corp.
5.000% due 05/15/2015		2,200	2,080
Merck & Co., Inc.
4.750% due 03/01/2015		2,200	2,099
Merrill Lynch & Co., Inc.
5.414% due 10/23/2008		4,300	4,303
5.464% due 08/14/2009		1,000	1,001
Mizuho JGB Investment LLC
9.870% due 12/29/2049		2,300	2,445
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,200	1,256
Morgan Stanley
5.390% due 11/21/2008		3,100	3,102
5.499% due 01/18/2008		900	902
5.824% due 10/18/2016		2,200	2,216
NiSource Finance Corp.
5.400% due 07/15/2014		800	776
Rabobank Capital Funding Trust
5.254% due 12/29/2049		2,000	1,932
Raychem Corp.
7.200% due 10/15/2008		200	206
SB Treasury Co. LLC
9.400% due 12/29/2049		5,100	5,373
Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,279
Skandinav Enskilda BK
5.330% due 02/04/2008		5,500	5,503
Time Warner, Inc.
5.606% due 11/13/2009		8,500	8,512
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,500	3,718
Toyota Motor Credit Corp.
5.346% due 10/12/2007		6,800	6,803
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	504
6.654% due 04/15/2008		1,000	1,005
U.S. Bancorp
5.380% due 04/28/2009		4,300	4,304
Unicredito Italiano NY
5.358% due 12/13/2007		3,900	3,900
5.370% due 12/03/2007		3,500	3,502
5.370% due 05/29/2008		2,600	2,601
Viacom, Inc.
5.750% due 04/30/2011		2,800	2,804
Wal-Mart Stores, Inc.
5.265% due 06/16/2008		5,600	5,601
Westpac Banking Corp.
5.310% due 06/06/2008		5,400	5,401
Wyeth
6.950% due 03/15/2011		1,900	2,020
Xerox Credit Corp.
2.000% due 06/06/2007	JPY	300,000	2,526

			249,880

Mortgage-Backed Securities 7.8%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		$1,620	1,592
5.500% due 09/25/2035		1,083	1,083
Banc of America Mortgage Securities
5.000% due 05/25/2034		3,462	3,409
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		9,295	9,136
Bear Stearns Alt-A Trust
5.600% due 07/25/2034		4	4
5.837% due 11/25/2036		8,158	8,205
5.840% due 11/25/2036		4,608	4,624
Citigroup Commercial Mortgage Trust
5.420% due 11/15/2036		2,863	2,868
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		13,275	13,147
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		3,892	3,943
Countrywide Alternative Loan Trust
5.530% due 05/25/2035		2,517	2,521
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		2,722	2,700
5.630% due 08/25/2034		1	1
5.640% due 04/25/2035		561	563
5.670% due 03/25/2035		4,044	4,056
5.680% due 02/25/2035		320	321
5.690% due 02/25/2035		484	486
CS First Boston Mortgage Securities Corp.
5.570% due 11/15/2019		970	970
CSAB Mortgage-Backed Trust
5.450% due 06/25/2036		1,971	1,973
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.450% due 10/25/2036		7,812	7,819
First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		2,629	2,628
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		2,209	2,193
Greenpoint Mortgage Funding Trust
5.570% due 06/25/2045		1,526	1,533
5.620% due 11/25/2045		361	361
GS Mortgage Securities Corp. II
6.620% due 10/18/2030		4,819	4,881
GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,157	1,138
Harborview Mortgage Loan Trust
5.440% due 12/19/2036		6,590	6,601
5.540% due 12/19/2036		10,994	11,013
5.570% due 05/19/2035		3,062	3,070
5.720% due 02/19/2034		47	47
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		330	328
MASTR Asset Securitization Trust
5.500% due 11/25/2017		527	522
Mellon Residential Funding Corp.
5.790% due 12/15/2030		26	26
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		686	681
Structured Asset Mortgage Investments, Inc.
5.570% due 05/25/2036		6,715	6,725
5.580% due 05/25/2045		1,893	1,899
Thornburg Mortgage Securities Trust
5.440% due 08/25/2036		6,740	6,732
Wachovia Bank Commercial Mortgage Trust
5.440% due 09/15/2021		10,152	10,159
Washington Mutual, Inc.
5.580% due 04/25/2045		4,958	4,974
5.590% due 12/25/2045		3,379	3,391
5.610% due 11/25/2045		969	973
5.620% due 12/25/2027		345	345
5.660% due 01/25/2045		929	931
5.670% due 01/25/2045		714	717
5.777% due 07/25/2046		2,278	2,290
5.777% due 10/25/2046		4,314	4,342
5.807% due 06/25/2046		6,634	6,667
6.227% due 06/25/2042		1,028	1,029
6.227% due 08/25/2042		23	23
Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/2035		5,300	5,258
4.950% due 03/25/2036		7,375	7,292
5.227% due 04/25/2036		3,271	3,284

			171,474

Municipal Bonds & Notes 0.3%
Chicago, Illinois General Obligation Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/01/2030 (f)		1,890	1,951
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		990	986
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038 (f)		990	1,020
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037		1,350	1,436

			5,393

U.S. Government Agencies 64.5%
Fannie Mae
4.190% due 11/01/2034		7,261	7,192
4.951% due 12/01/2034		320	318
5.000% due 11/25/2032		4,000	3,782
5.440% due 09/25/2035		196	197
5.470% due 03/25/2034		65	65
5.500% due 10/01/2028 - 01/01/2037		88,774	87,897
5.600% due 06/25/2044		44	44
5.750% due 06/25/2029		47	47
6.000% due 06/01/2031 - 07/25/2044		1,201,877	1,210,171
6.500% due 09/01/2036 - 06/25/2044		71,483	72,848
Federal Home Loan Bank
5.500% due 06/30/2008		11,000	11,007
Freddie Mac
4.400% due 09/01/2035		472	466
4.500% due 07/15/2018		3,538	3,463
5.000% due 11/15/2021 - 12/15/2031		15,643	15,459
5.610% due 08/25/2031		104	104
5.700% due 12/15/2030		700	701
5.800% due 12/15/2031		239	240
Government National Mortgage Association
6.000% due 08/20/2034		4,025	4,134
Small Business Administration
4.625% due 02/01/2025		1,087	1,051
4.754% due 08/10/2014		85	83
5.110% due 04/01/2025		2,249	2,237

			1,421,506

U.S. Treasury Obligations 2.7%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010		5,440	5,159
1.875% due 07/15/2015		10,377	9,947
2.000% due 01/15/2014		3,987	3,874
2.000% due 01/15/2026		609	573
3.375% due 01/15/2007		15,931	15,909
U.S. Treasury Notes
3.875% due 05/15/2010		600	585
4.375% due 12/15/2010		24,700	24,423
			60,470

Total United States (Cost $2,156,010)			2,150,153

SHORT-TERM INSTRUMENTS 6.1%
Certificates of Deposit 0.7%
Countrywide Funding Corp.
5.350% due 08/16/2007		8,100	8,099
Skandinaviska Enskilda Banken AB
5.330% due 10/03/2007		6,400	6,399

			14,498

Commercial Paper 2.9%
DnB NORBank ASA
5.265% due 02/20/2007		13,200	13,107
Rabobank USA Financial Corp.
5.280% due 01/02/2007		7,500	7,500
Societe Generale NY
5.225% due 03/01/2007		11,200	11,107
Time Warner, Inc.
5.390% due 01/25/2007		8,500	8,472
UBS Finance Delaware LLC
5.225% due 03/08/2007		24,300	24,056

			64,242

Repurchase Agreements 1.1%
Lehman Brothers, Inc.
4.850% due 01/02/2007		24,000	24,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $24,528. Repurchase proceeds are $24,013.)

Tri-Party Repurchase Agreements 0.1%
State Street Bank and Trust Co.
4.900% due 01/02/2007		2,167	2,167
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $2,212. Repurchase proceeds are $2,168.)

U.S. Treasury Bills 1.3%
4.826% due 03/01/2007 - 03/15/2007 (b)(d)(g)		29,304	29,012

Total Short-Term Instruments (Cost $133,969)			133,919

Purchased Options (i) 0.3% (Cost $11,187)			5,616
Total Investments (e) 162.6% (Cost $3,602,182)			$3,585,156
Written Options (j) (0.4%) (Premiums $11,329)			(9,486)
Other Assets and Liabilities (Net) (62.2%)			(1,370,895)

Net Assets 100.0%			$2,204,775

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $9,898 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(e) As of December 31, 2006, portfolio securities with an aggregate value of $175,014 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Residual Interest Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(g) Securities with an aggregate market value of $15,150 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	1,107	$(574)
90-Day Eurodollar December Futures	Long	12/2008	229	125
90-Day Eurodollar June Futures	Long	06/2009	236	141
90-Day Eurodollar March Futures	Long	03/2008	2,664	(909)
90-Day Eurodollar March Futures	Long	03/2009	236	134
90-Day Eurodollar September Futures	Long	09/2008	177	155
Euro-Bobl 5-Year Note March Futures	Long	03/2007	449	(840)
Euro-Bobl 5-Year Note March Futures Put Options Strike @ EUR 107.000	Long	03/2007	980	0
Euro-Bund 10-Year Note March Futures	Long	03/2007	5,021	(11,183)
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 118.500	Short	03/2007	146	23
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.000	Short	03/2007	967	310
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.500	Short	03/2007	397	147
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 109.500	Long	03/2007	144	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 112.000	Long	03/2007	2,017	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 114.500	Short	03/2007	42	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 115.000	Short	03/2007	41	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 115.500	Short	03/2007	146	(46)
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 116.000	Short	03/2007	185	(127)
Japan Government 10-Year Bond March Futures	Long	03/2007	327	(568)
U.S. Treasury 5-Year Note March Futures	Long	03/2007	832	(1)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	651	(592)
U.S. Treasury 30-Year Bond March Futures	Long	03/2007	125	(251)

				$(14,056)

(h) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016	EUR	6,200	$8
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		4,400	4
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		5,500	0
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		1,500	1
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		1,600	1
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%)	12/20/2016		2,500	2
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	9/20/2007	JPY	619,000	41
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%)	9/20/2009		$700	0
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		56,500	19
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%)	11/11/2051		4,000	(5)
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	3/20/2012		2,400	(3)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	3/20/2012		500	(4)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		16,300	12
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%)	6/20/2010		700	(3)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	9/20/2011		2,000	(16)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	3/20/2012		800	0
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%)	9/20/2014		800	(5)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%)	6/20/2015		2,200	26
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%)	3/20/2016		800	(6)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012		1,600	(19)
Citibank N.A.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016		1,600	0
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	6/20/2008		1,800	(2)
Credit Suisse First Boston	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%)	9/20/2013		2,300	(1)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%)	12/20/2011		700	(8)
Deutsche Bank AG	ACE INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	6/20/2014		1,000	(10)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%)	6/20/2014		1,100	7
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014		1,000	(12)
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	9/20/2010		500	11
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		59,900	(68)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.320%	2/20/2007		800	0
JPMorgan Chase & Co.	Glitnir Banki Hf floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%)	3/20/2011		3,000	(5)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%	8/20/2011		4,200	81
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%	8/20/2011		7,600	177
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	9/20/2011		700	(6)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%)	8/20/2016		4,200	(213)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.055%)	8/20/2016		2,400	(106)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%)	6/20/2010		2,200	(12)
Lehman Brothers, Inc.	Wyeth 6.950% due 03/15/2011	Buy	(0.100%)	3/20/2011		2,100	(2)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	8/20/2011		25,700	523
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%	8/20/2011		11,700	880
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	8/20/2011		5,300	130
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	9/20/2014		1,400	(2)
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%)	3/20/2015		2,200	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%)	8/20/2016		2,900	(153)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.140%)	8/20/2016		6,500	(332)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.060%)	8/20/2016		14,300	(643)
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	6/20/2007		4,900	16
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	3/20/2010		1,984	18
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%)	6/20/2015		2,300	(13)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	3/20/2010		9,920	91
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	9/20/2010		400	(23)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	6/20/2011		700	(4)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	8/20/2011		11,200	279
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	9/20/2012		700	(2)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%)	8/20/2016		6,200	(336)
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%)	6/20/2009		2,000	(2)
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%)	3/20/2016		1,900	1
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%)	9/20/2011		700	0
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%)	9/20/2011		1,100	(7)
Royal Bank of Scotland Group PLC	Kaupthing Bank Hf 5.750% due 10/04/2011	Buy	(0.490%)	12/20/2011		2,900	0
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016		2,200	4
UBS AG	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%)	6/20/2016		4,200	2
UBS AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		10,600	4

							$314

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	49,700	$(188)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	12/15/2010		60,000	(1,761)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	1,547
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/15/2012		27,900	(178)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	6/15/2017		15,800	203
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	6/15/2012		26,600	(181)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	6/15/2017		15,300	207
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009		52,100	(198)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	6/15/2015	CAD	3,000	109
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010	EUR	200	(10)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	262
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	171
Citibank N.A.	6-Month EUR-LIBOR	Receive	4.000%	6/16/2014		1,120	33
Credit Suisse First Boston	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		9,400	47
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		131,300	1,220
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		400	(16)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		8,600	127
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		109,800	923
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		18,300	173
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		46,700	(1,949)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		44,000	676
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		33,700	125
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		200	(8)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		200	0
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		7,400	130
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	6/15/2017		135,800	3,143
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		7,300	(133)
UBS AG	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		500	(23)
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	312
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015	GBP	1,600	(32)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	9/15/2017		9,900	(36)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/18/2034		4,500	188
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,300	181
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		7,100	(180)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		18,000	(281)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		3,700	(73)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	6/18/2034		10,000	488
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		38,500	(586)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		16,000	(345)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	6/12/2036		11,700	(138)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		29,350	(804)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		9,100	(458)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	6/18/2034		1,300	35
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		5,300	124
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		9,000	(202)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		13,700	(282)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	6/15/2009		33,200	(302)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		3,400	38
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	9/14/2009		100	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		3,600	(94)
Barclays Bank PLC	6-Month HUF-LIBOR	Receive	7.540%	9/27/2016	HUF	295,000	(51)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.540%	9/27/2016		1,820,000	(374)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.720%	10/6/2016		1,474,000	(483)
JPMorgan Chase & Co.	6-Month HUF-LIBOR	Receive	7.720%	10/10/2016		272,000	(89)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016	JPY	1,250,000	(82)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	9/18/2008		38,920,000	283
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		8,170,000	(114)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016		24,860,000	(1,511)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016		1,530,000	(58)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	3/18/2008		40,400,000	762
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	9/18/2008		7,300,000	26
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	12/20/2010		10,200,000	(1,284)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016		1,110,000	(73)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	9/27/2016		3,200,000	(568)
UBS AG	6-Month JPY-LIBOR	Receive	2.000%	6/15/2012		130,000	(21)
UBS AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		2,490,000	85
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016	MXN	88,000	293
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	9/22/2016		90,000	612
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	9/23/2016		29,000	186
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016		559,100	268
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	9/23/2016		14,000	90
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		36,000	126
Bank of America	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		$4,600	105
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		3,600	(39)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		3,800	57
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		13,800	120
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		63,000	1,337
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		22,400	393
Deutsche Bank AG	Difference in Constant Maturity Swap 10-Year vs. 2-Year	Receive	0.288%	12/7/2007		18,500	(70)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	9/19/2008		61,300	(20)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		3,200	28
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		3,600	80
Goldman Sachs & Co.	Difference in Constant Maturity Swap 10-Year vs. 2-Year	Receive	0.288%	12/7/2007		22,000	(63)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		11,600	101
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		22,300	268
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		2,800	(31)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		124,800	1,087
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		7,000	160
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		10,200	(222)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2009		85,000	284
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		52,800	479
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		28,000	(422)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2007		141,500	(72)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		74,400	(817)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		6,100	53
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		154,900	3,218
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		9,400	(129)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		9,400	(103)
UBS AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		2,000	(110)

							$5,700

(i) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$115.000	2/23/2007	705	$14	$11
Put - CBOT U.S. Treasury 10-Year Note March Futures	103.000	2/23/2007	791	15	12
Put - CBOT U.S. Treasury 30-Year Bond March Futures	104.000	2/23/2007	425	8	7
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	1,375	13	0
Put - CME 90-Day Eurodollar September Futures	90.500	9/17/2007	550	5	0

				$55	$30

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007	GBP	23,200	120	10
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007		66,500	343	56
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	5/11/2007		16,000	88	4
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	9/14/2007		38,500	198	94
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007		68,800	319	57
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.170%	9/14/2007		91,000	514	237
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	5/17/2007		34,900	191	9
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	6/6/2007		16,500	89	6
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007		54,700	288	46
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	9/14/2007		80,500	454	196
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	9/14/2007		31,500	180	92
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007		$208,000	770	621
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		74,000	289	104
Call - OTC 1-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		572,000	1,362	424
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.200%	5/9/2007		17,500	70	81
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		183,700	1,190	1,121
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	5.250%	6/7/2007		182,100	816	1,068
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		21,000	98	30
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007		52,900	178	158
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.150%	5/8/2007		211,900	820	866
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.190%	5/9/2007		371,400	737	577
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		20,000	83	41
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007		121,800	317	120
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.170%	2/1/2007		111,200	286	205
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		175,000	665	247
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	6/7/2007		64,000	235	375

								$10,700	$6,845

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Put - OTC Euro versus U.S. dollar	EUR	1.240	1/9/2007	EUR	100,000	$13	$0
Put - OTC Euro versus U.S. dollar		1.200	1/11/2007		100,000	$13	$0
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/5/2007		$22,300	224	403

						$250	$403

Options on Securities		Strike Price	Expiration Date		Notional Amount	Cost	Value
Put - OTC Spanish Government Bond 4.400% due 01/31/2015	EUR	95.600	2/21/2007	EUR	42,000	$5	$0
Call - OTC Fannie Mae 5.000% due 03/01/2037		$104.500	3/6/2007		$161,000	19	6
Call - OTC Fannie Mae 5.000% due 03/01/2037		106.000	3/6/2007		100,000	12	3
Put - OTC Fannie Mae 5.000% due 02/01/2037		81.000	2/5/2007		27,000	3	0
Put - OTC Fannie Mae 5.500% due 02/01/2037		84.000	2/5/2007		75,000	9	0
Put - OTC Fannie Mae 6.000% due 02/01/2037		83.750	2/5/2007		32,000	4	0
Put - OTC Fannie Mae 6.000% due 02/01/2037		85.000	2/5/2007		44,000	5	0
Put - OTC Fannie Mae 6.000% due 02/01/2037		87.000	2/5/2007		2,000,000	0	0
Put - OTC Fannie Mae 6.000% due 02/01/2037		87.500	2/5/2007		80,000	9	0
Put - OTC Fannie Mae 6.000% due 02/01/2037		87.750	2/5/2007		35,000	4	0
Put - OTC Fannie Mae 6.500% due 02/01/2037		91.000	2/5/2007		57,000	7	0
Put - OTC Fannie Mae 6.500% due 02/01/2037		93.500	2/5/2007		15,000	2	0
Put - OTC Fannie Mae 6.000% due 03/01/2037		90.000	3/6/2007		20,000	2	1
Put - OTC Fannie Mae 6.000% due 03/01/2037		91.000	3/6/2007		425,000	50	34
Put - OTC Fannie Mae 6.000% due 03/01/2037		91.375	3/6/2007		275,000	32	22
Put - OTC Fannie Mae 6.000% due 03/01/2037		91.688	3/6/2007		90,000	11	5
Put - OTC Fannie Mae 6.000% due 03/01/2037		93.375	3/6/2007		72,000	8	9

						$182	$80

Straddle Options

Description	Counterparty	Exercise Price	(2)	Expiration Date	Notional Amount	Cost	(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000		2/13/2007	$40,900	$0		$(528)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000		5/10/2007	11,300	0		(49)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000		3/19/2007	50,200	0		(501)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000		3/20/2007	4,900	0		(35)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000		1/17/2007	28,000	0		(383)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000		3/20/2007	25,400	0		(246)

						$0		$(1,742)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP	26,000	$442	$125
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		11,000	202	101
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		19,600	358	94
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		26,000	518	238
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	6/6/2007		4,700	95	19
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		15,900	271	76
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		23,000	462	211
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		9,000	180	82
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		$91,000	746	740
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Pay	5.900%	1/2/2007		23,600	241	0
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		33,000	313	152
Put - OTC 10-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.900%	1/2/2007		38,700	395	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.315%	5/9/2007		7,600	71	109
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.250%	5/16/2007		16,200	180	252
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		79,800	1,153	1,213
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.250%	5/16/2007		7,500	98	117
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	5.340%	6/7/2007		79,200	852	1,266
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		9,000	100	41
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007		23,000	182	249
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.280%	5/8/2007		92,100	828	1,216
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.315%	5/9/2007		83,100	769	1,188
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.750%	7/2/2007		126,200	1,231	527
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007		26,200	283	188
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		8,800	92	71
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.240%	2/1/2007		48,100	296	397
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		76,000	688	350
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	6/7/2007		27,000	230	419

								$11,276	$9,441

Credit Default Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	3-Month USD-LIBOR	Receive	0.450%	6/20/2008	$10,080	$53	$44

(k)	Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	6/1/2016	11/3/2006	$4,347	$4,224	0.19%

(l)	Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(3)
Fannie Mae	5.000%	1/1/2037	$244,000	$237,650	$235,612
Fannie Mae	5.000%	2/1/2037	17,000	16,410	16,416
Fannie Mae	5.500%	1/1/2037	55,000	54,721	54,364
Fannie Mae	5.500%	2/1/2037	38,000	37,806	37,549
U.S. Treasury Notes	3.000%	2/15/2009	100	97	98
U.S. Treasury Notes	4.125%	5/15/2015	5,500	5,355	5,322
U.S. Treasury Notes	4.250%	11/15/2013	2,800	2,777	2,745
U.S. Treasury Notes	4.250%	11/15/2014	2,000	1,958	1,957
U.S. Treasury Notes	4.500%	2/15/2016	48,000	48,068	48,195
U.S. Treasury Notes	4.625%	11/15/2016	65,600	66,060	65,710
U.S. Treasury Notes	4.875%	5/31/2011	2,800	2,856	2,836
U.S. Treasury Notes	5.125%	5/15/2016	32,000	33,537	33,284

				$507,295	$504,088

(3)	Market value includes $1,869 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	AUD	54,325	01/2007	$620	$0	$620
Buy		21,451	02/2007	122	0	122
Buy	BRL	2,208	05/2007	26	0	26
Buy		8,418	06/2007	77	0	77
Buy	CAD	44,774	01/2007	0	(1,214)	(1,214)
Sell		12,486	01/2007	162	0	162
Buy	CLP	402,000	05/2007	0	(9)	(9)
Buy		77,200	06/2007	0	(1)	(1)
Buy	CNY	16,478	03/2007	1	0	1
Buy		79,422	05/2007	26	0	26
Buy		90,741	08/2007	253	0	253
Buy		225,538	09/2007	351	0	351
Buy		105,305	11/2007	57	0	57
Buy	DKK	129,721	03/2007	0	(63)	(63)
Sell		69,645	03/2007	7	(48)	(41)
Buy	EUR	525,976	01/2007	65	(7,445)	(7,380)
Sell		81,523	01/2007	606	(27)	579
Buy	GBP	72,067	01/2007	799	(18)	781
Sell		3,168	01/2007	24	0	24
Buy	INR	5,506	02/2007	6	0	6
Buy		1,310	03/2007	1	0	1
Buy	JPY	54,316,876	01/2007	0	(8,851)	(8,851)
Buy		2,466,108	02/2007	0	(701)	(701)
Buy	KRW	7,006,708	02/2007	106	0	106
Sell		379,400	02/2007	0	(8)	(8)
Buy	MXN	64,875	01/2007	49	0	49
Buy		7,985	04/2007	18	0	18
Buy	NOK	18,897	01/2007	0	(72)	(72)
Buy		19,012	03/2007	0	(51)	(51)
Sell	NZD	52,293	01/2007	0	(1,776)	(1,776)
Sell		25,882	02/2007	0	(437)	(437)
Buy	PLN	390	04/2007	5	0	5
Buy	SEK	149,662	03/2007	8	0	8
Buy	SGD	4,164	01/2007	32	0	32
Buy		219	03/2007	4	0	4
Buy	TWD	95,427	02/2007	0	(39)	(39)
Sell		1,559	02/2007	0	0	0
Buy	ZAR	8,983	06/2007	7	0	7

				$3,432	$(20,760)	$(17,328)

See accompanying notes

Schedule of Investments

Fundamental IndexPLUSTM Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.7%
Allied Waste North America, Inc.
5.322% due 01/15/2012	$400	$401
7.120% due 01/15/2012	187	187
7.130% due 01/15/2012	160	161
7.170% due 01/15/2012	548	549
7.270% due 01/15/2012	187	188
HCA, Inc.
8.114% due 11/14/2013	1,800	1,822
Reynolds American, Inc.
7.188% due 05/31/2012	4,464	4,500
7.250% due 05/31/2012	30	30

Total Bank Loan Obligations (Cost $7,807)		7,838

CORPORATE BONDS & NOTES 27.4%
Banking & Finance 19.3%
Allstate Life Global Funding Trusts
5.406% due 03/23/2009	500	501
American Express Centurion Bank
5.350% due 05/07/2008	700	700
5.410% due 04/17/2009	900	901
American Express Credit Corp.
5.370% due 12/12/2007	100	100
5.410% due 03/02/2009	10	10
5.410% due 11/09/2009	800	801
American Honda Finance Corp.
5.413% due 03/09/2009	400	401
American International Group, Inc.
5.365% due 06/23/2008	2,400	2,401
5.400% due 06/16/2009	800	806
ANZ National International Ltd.
5.415% due 08/07/2009	700	700
Bank of America Corp.
5.375% due 06/19/2009	1,300	1,302
5.378% due 11/06/2009	400	400
5.451% due 09/18/2009	300	301
Bank of Scotland
5.871% due 11/22/2012	4,100	4,114
Bear Stearns Cos., Inc.
5.454% due 03/30/2009	800	801
5.526% due 04/29/2008	500	501
5.676% due 01/30/2009	800	804
BNP Paribas
5.292% due 05/28/2008	700	700
Caterpillar Financial Services Corp.
5.423% due 03/10/2009	1,200	1,202
CIT Group, Inc.
5.000% due 11/24/2008	100	100
5.440% due 08/24/2007	100	100
5.526% due 01/30/2009	100	100
5.580% due 05/23/2008	800	803
5.660% due 11/03/2010	200	201
Citigroup Funding, Inc.
5.342% due 12/08/2008	200	200
Citigroup, Inc.
5.392% due 12/28/2009	100	100
5.406% due 12/26/2008	2,700	2,703
5.416% due 01/30/2009	1,100	1,101
5.493% due 06/09/2009	200	201
DnB NORBank ASA
5.412% due 02/25/2008	1,100	1,103
5.443% due 10/13/2009	800	800
Export-Import Bank of Korea
5.590% due 10/04/2011	1,000	1,001
Ford Motor Credit Co.
5.560% due 03/13/2007	200	199
6.192% due 09/28/2007	300	300
6.315% due 03/21/2007	100	100
Foundation Re II Ltd.
12.123% due 11/26/2010	1,000	1,000
General Electric Capital Corp.
5.410% due 10/26/2009	900	900
5.444% due 01/20/2010	400	401
General Motors Acceptance Corp.
6.150% due 04/05/2007	800	800
6.516% due 09/23/2008	400	402
Goldman Sachs Group, Inc.
5.406% due 12/23/2008	400	400
5.455% due 12/22/2008	1,000	1,002
5.455% due 11/16/2009	2,200	2,202
5.464% due 11/10/2008	600	601
5.495% due 10/05/2007	100	100
5.704% due 07/23/2009	200	201
HBOS Treasury Services PLC
5.414% due 07/17/2009	500	501
HSBC Finance Corp.
5.420% due 10/21/2009	600	601
5.490% due 09/15/2008	600	602
6.538% due 11/13/2007	500	503
International Lease Finance Corp.
5.590% due 05/24/2010	1,200	1,205
John Deere Capital Corp.
5.424% due 04/15/2008	200	200
5.424% due 07/15/2008	200	200
JPMorgan Chase & Co.
5.400% due 06/26/2009	600	601
5.415% due 12/22/2008	1,500	1,503
5.416% due 06/26/2009	2,500	2,504
Lehman Brothers Holdings, Inc.
5.400% due 11/24/2008	100	100
5.460% due 04/03/2009	800	801
5.464% due 10/22/2008	500	501
5.464% due 01/23/2009	600	601
5.475% due 08/21/2009	100	100
5.475% due 11/16/2009	2,300	2,302
5.594% due 07/18/2011	200	201
MBNA Corp.
5.798% due 05/05/2008	1,000	1,007
Merrill Lynch & Co., Inc.
5.395% due 12/22/2008	800	800
5.414% due 10/23/2008	300	300
5.450% due 12/04/2009	1,000	1,001
5.461% due 06/16/2008	1,200	1,203
5.464% due 08/14/2009	1,300	1,301
Morgan Stanley
5.390% due 11/21/2008	700	700
5.485% due 02/09/2009	100	100
5.499% due 02/15/2007	2,400	2,401
5.614% due 01/22/2009	1,200	1,201
5.624% due 01/18/2011	200	201
Mystic Re Ltd.
11.670% due 12/05/2008	1,200	1,199
National Australia Bank Ltd.
5.393% due 09/11/2009	300	300
Nordea Bank Finland
5.267% due 03/31/2008	300	300
5.308% due 05/28/2008	700	700
Osiris Capital PLC
8.210% due 01/15/2010	1,400	1,404
Pricoa Global Funding I
5.450% due 06/03/2008	700	701
5.457% due 01/25/2008	400	401
Royal Bank of Scotland Group PLC
5.365% due 12/21/2007	200	200
5.424% due 07/21/2008	300	300
Santander U.S. Debt S.A. Unipersonal
5.375% due 09/21/2007	800	801
5.376% due 11/20/2008	300	300
5.425% due 09/19/2008	3,100	3,105
SLM Corp.
5.517% due 07/27/2009	450	451
5.587% due 07/25/2008	1,200	1,205
Societe Generale NY
5.258% due 06/11/2007	700	700
5.271% due 03/28/2008	300	300
U.S. Bank N.A.
5.309% due 03/31/2008	4,700	4,702
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008	200	200
Unicredito Italiano NY
5.370% due 12/03/2007	1,100	1,101
5.370% due 05/29/2008	4,300	4,301
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008	400	401
Wachovia Bank N.A.
5.406% due 03/23/2009	400	400
Wachovia Corp.
5.426% due 10/28/2008	2,100	2,104
Wells Fargo & Co.
5.393% due 03/10/2008	800	801
5.460% due 09/15/2009	600	601
Westpac Banking Corp.
5.310% due 06/06/2008	600	600
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	2,300	2,352
World Savings Bank FSB
5.350% due 05/08/2008	900	901
5.415% due 05/08/2009	1,100	1,101

		89,740

Industrials 4.9%
Allied Waste North America, Inc.
8.500% due 12/01/2008	2,000	2,112
Anadarko Petroleum Corp.
5.760% due 09/15/2009	1,300	1,306
Comcast Corp.
5.674% due 07/14/2009	400	401
Constellation Brands, Inc.
8.000% due 02/15/2008	1,300	1,336
CSC Holdings, Inc.
7.250% due 07/15/2008	800	811
DaimlerChrysler N.A. Holding Corp.
5.790% due 03/13/2009	300	301
5.820% due 08/03/2009	200	200
5.833% due 09/10/2007	200	201
Diageo Capital PLC
5.474% due 11/10/2008	500	501
El Paso Corp.
6.500% due 06/01/2008	400	406
7.625% due 08/16/2007	100	102
Home Depot, Inc.
5.490% due 12/16/2009	900	901
Mandalay Resort Group
6.500% due 07/31/2009	800	813
10.250% due 08/01/2007	100	103
MGM Mirage
9.750% due 06/01/2007	2,180	2,218
Mirage Resorts, Inc.
6.750% due 02/01/2008	100	101
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	10	12
Oracle Corp.
5.603% due 01/13/2009	300	301
Pemex Project Funding Master Trust
5.970% due 12/03/2012	200	201
7.375% due 12/15/2014	100	110
Reynolds American, Inc.
6.500% due 06/01/2007	500	503
Safeway, Inc.
5.716% due 03/27/2009	700	702
Siemens Financieringsmaatschappij NV
5.424% due 08/14/2009	600	600
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	200	201
Telecom Italia Capital S.A.
5.851% due 02/01/2011	500	498
Time Warner, Inc.
5.606% due 11/13/2009	4,600	4,607
Transcontinental Gas Pipe Line Corp.
6.654% due 04/15/2008	200	201
Transocean, Inc.
5.566% due 09/05/2008	300	300
Wal-Mart Stores, Inc.
5.265% due 06/16/2008	2,000	2,000
Williams Cos., Inc.
5.935% due 02/16/2007	400	401
Xerox Corp.
9.750% due 01/15/2009	100	108

		22,558

Utilities 3.2%
America Movil S.A. de C.V.
5.466% due 06/27/2008	1,200	1,199
AT&T, Inc.
4.214% due 06/05/2021	400	399
5.584% due 11/14/2008	780	783
BellSouth Corp.
5.499% due 11/15/2007	2,300	2,303
CMS Energy Corp.
7.500% due 01/15/2009	300	311
8.900% due 07/15/2008	3,683	3,867
9.875% due 10/15/2007	200	207
Dominion Resources, Inc.
5.554% due 11/14/2008	2,000	2,001
5.662% due 09/28/2007	100	100
Entergy Gulf States, Inc.
6.100% due 12/08/2008	200	201
Florida Power Corp.
5.774% due 11/14/2008	100	100
NiSource Finance Corp.
5.940% due 11/23/2009	200	200
Public Service Enterprise Group, Inc.
5.740% due 09/21/2008	100	100
Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,300	1,310
Sierra Pacific Power Co.
8.000% due 06/01/2008	400	413
Southern California Edison Co.
5.471% due 02/02/2009	700	702
Telecom Italia Capital S.A.
5.984% due 07/18/2011	400	400
Telefonica Emisones SAU
5.665% due 06/19/2009	400	401

		14,997

Total Corporate Bonds & Notes (Cost $127,054)		127,295

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
3.689% due 07/01/2034	48	48
4.351% due 11/01/2034	120	119
4.403% due 10/01/2034	47	47
4.405% due 07/01/2034	61	61
4.474% due 05/01/2035	118	117
4.493% due 07/01/2035	329	327
4.496% due 05/01/2035	134	132
4.534% due 09/01/2035	150	149
4.559% due 11/01/2035	236	235
4.626% due 09/01/2035	494	492
4.678% due 12/01/2033	144	144
4.996% due 06/01/2035	452	452
5.000% due 07/15/2020 - 05/01/2021	4,368	4,340
5.410% due 12/25/2036	596	597
5.450% due 01/25/2021	1,349	1,347
5.700% due 09/25/2042	173	174
5.750% due 05/25/2031	208	209
5.958% due 06/01/2043 - 07/01/2044	1,242	1,249
6.000% due 01/01/2037	1,000	1,007
6.722% due 11/01/2035	64	65
Federal Home Loan Bank
5.500% due 06/30/2008	2,000	2,001
Freddie Mac
3.500% due 01/15/2017	64	64
4.400% due 09/01/2035	236	233
4.559% due 09/01/2035	341	339
4.713% due 08/01/2035	428	426
4.714% due 06/01/2035	323	319
5.000% due 04/15/2012 - 07/15/2024	541	539
5.610% due 08/25/2031	61	61
5.700% due 12/15/2030	54	54
5.750% due 06/15/2018	35	35
5.958% due 02/25/2045	175	175
6.000% due 01/01/2037	1,000	1,008
Government National Mortgage Association
4.000% due 07/16/2027	24	24

Total U.S. Government Agencies (Cost $16,597)		16,589

MORTGAGE-BACKED SECURITIES 10.4%
Arkle Master Issuer PLC
5.330% due 11/19/2007	1,000	1,002
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	379	375
Bear Stearns Alt-A Trust
5.510% due 02/25/2034	1,100	1,101
Citigroup Commercial Mortgage Trust
5.420% due 11/15/2036	373	374
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	82	82
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	382	377
5.510% due 02/25/2047	2,285	2,288
5.530% due 02/20/2047	500	501
5.630% due 02/25/2037	533	533
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2046 (a)	700	701
5.590% due 04/25/2035	167	168
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.430% due 02/25/2037	4,900	4,904
GMAC Mortgage Corp. Loan Trust
5.008% due 11/19/2035	76	75
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046	894	895
5.430% due 01/25/2047	1,000	1,000
5.620% due 11/25/2045	52	52
GS Mortgage Securities Corp. II
5.450% due 06/06/2020	4,039	4,042
Harborview Mortgage Loan Trust
5.440% due 12/19/2036	699	700
5.540% due 12/19/2036	700	701
5.570% due 05/19/2035	100	101
HSI Asset Securitization Corp. Trust
5.480% due 07/25/2035	801	802
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	684	685
Indymac Index Mortgage Loan Trust
5.440% due 11/25/2046	374	375
5.450% due 01/25/2037	590	590
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.430% due 09/15/2021	279	279
Mellon Residential Funding Corp.
5.790% due 12/15/2030	445	447
Merrill Lynch Floating Trust
5.420% due 06/15/2022	2,814	2,816
Structured Asset Mortgage Investments, Inc.
5.630% due 02/25/2036	88	88
Structured Asset Securities Corp.
5.345% due 10/25/2035	475	475
5.400% due 05/25/2036	1,094	1,095
TBW Mortgage-Backed Pass-Through Certificates
5.460% due 01/25/2037	4,600	4,604
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	1,983	1,982
5.440% due 08/25/2036	570	569
5.460% due 04/25/2036	959	960
Wachovia Bank Commercial Mortgage Trust
5.440% due 09/15/2021	976	977
Washington Mutual, Inc.
5.540% due 04/25/2045	377	378
5.557% due 01/25/2047	500	501
5.590% due 12/25/2045	64	65
5.640% due 10/25/2045	64	64
5.665% due 11/25/2034	34	34
5.670% due 12/25/2027	1,835	1,837
5.777% due 10/25/2046	588	592
5.827% due 02/25/2046	4,876	4,910
5.882% due 12/25/2046	3,079	3,103
5.954% due 05/25/2041	44	44
6.027% due 11/25/2042	204	205
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	182	180

Total Mortgage-Backed Securities (Cost $48,563)		48,629

ASSET-BACKED SECURITIES 29.9%
ACE Securities Corp.
5.370% due 12/25/2036	478	479
5.380% due 10/25/2036	366	366
5.400% due 10/25/2036	184	184
5.410% due 05/25/2036	326	326
5.450% due 10/25/2036	4,600	4,603
5.460% due 10/25/2035	111	111
American Express Credit Account Master Trust
5.460% due 12/15/2009	1,000	1,001
Ameriquest Mortgage Securities, Inc.
5.680% due 06/25/2034	191	192
Argent Securities, Inc.
5.430% due 01/25/2036	423	423
5.470% due 10/25/2035	6	6
5.490% due 02/25/2036	46	46
Asset-Backed Funding Certificates
5.380% due 11/25/2036	731	732
5.380% due 01/25/2037	884	885
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	875	876
5.625% due 09/25/2034	170	170
Bank One Issuance Trust
5.380% due 10/15/2009	400	400
5.460% due 12/15/2010	6,600	6,615
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	1,158	1,159
5.400% due 10/25/2036	487	487
5.550% due 09/25/2034	20	20
Capital One Auto Finance Trust
5.340% due 12/14/2007	700	701
Carrington Mortgage Loan Trust
5.400% due 01/25/2037	4,600	4,605
5.415% due 02/25/2036	195	195
5.500% due 09/25/2035	799	799
Chase Credit Card Master Trust
5.390% due 09/15/2009	3,675	3,678
5.450% due 06/15/2009	900	901
5.460% due 02/15/2011	1,300	1,304
Chase Issuance Trust
5.340% due 07/15/2011	1,300	1,302
5.360% due 12/15/2010	3,000	3,003
5.360% due 02/15/2011	2,300	2,303
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	124	124
Citigroup Mortgage Loan Trust, Inc.
5.400% due 11/25/2036	1,180	1,181
5.450% due 07/25/2035	6	6
5.650% due 11/25/2034	52	52
Countrywide Asset-Backed Certificates
5.370% due 12/26/2036	4,600	4,606
5.370% due 05/25/2037	1,588	1,590
5.370% due 03/25/2047	276	276
5.380% due 03/25/2037	381	381
5.400% due 01/25/2037	404	404
5.400% due 05/25/2037	5,342	5,340
5.420% due 12/25/2036	900	901
5.430% due 06/25/2037	800	800
5.460% due 10/25/2046	285	285
5.520% due 11/25/2035	32	32
Credit-Based Asset Servicing & Securitization LLC
5.410% due 11/25/2036	883	883
DaimlerChrysler Auto Trust
5.250% due 05/08/2009	400	400
5.329% due 12/08/2007	600	601
FBR Securitization Trust
5.460% due 10/25/2035	32	32
5.470% due 11/25/2035	247	247
5.490% due 09/25/2035	23	23
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,360	1,361
5.370% due 12/25/2036	970	970
5.380% due 06/25/2036	1,064	1,065
5.420% due 12/25/2037	4,600	4,603
5.440% due 11/25/2036	54	54
5.490% due 05/25/2035	439	439
Ford Credit Auto Owner Trust
4.240% due 03/15/2008	32	32
Fremont Home Loan Trust
5.370% due 10/25/2036	2,879	2,881
5.390% due 02/25/2037	276	277
5.410% due 01/25/2037	800	799
5.440% due 01/25/2036	9	9
GSAMP Trust
5.360% due 10/25/2036	670	670
5.390% due 09/25/2036	226	226
5.460% due 09/25/2035	19	19
5.460% due 11/25/2035	27	27
GSR Mortgage Loan Trust
5.450% due 11/25/2030	38	38
HFC Home Equity Loan Asset-Backed Certificates
5.420% due 03/20/2036	2,000	2,002
Home Equity Mortgage Trust
5.460% due 02/25/2036	47	47
HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	2,108	2,109
5.400% due 12/25/2036	592	591
Hyundai Auto Receivables Trust
5.348% due 11/15/2007	974	975
Indymac Residential Asset-Backed Trust
5.410% due 04/25/2037	700	699
5.450% due 03/25/2036	41	41
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	174	174
5.400% due 10/25/2036	4,446	4,449
5.420% due 11/25/2036	1,036	1,037
Lehman XS Trust
5.420% due 05/25/2046	501	501
Long Beach Mortgage Loan Trust
5.360% due 11/25/2036	3,416	3,418
5.380% due 06/25/2036	2,032	2,033
5.430% due 02/25/2036	129	130
5.440% due 01/25/2036	93	93
5.470% due 09/25/2035	7	7
5.500% due 08/25/2035	413	414
5.550% due 11/25/2034	31	31
5.630% due 10/25/2034	63	63
MASTR Asset-Backed Securities Trust
5.410% due 11/25/2036	1,200	1,202
MBNA Credit Card Master Note Trust
5.450% due 12/15/2011	2,100	2,107
5.460% due 08/17/2009	4,600	4,604
5.470% due 08/16/2010	2,100	2,105
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	766	766
5.420% due 08/25/2036	4,600	4,604
Morgan Stanley ABS Capital I
5.360% due 10/25/2036	288	288
5.370% due 10/25/2036	483	482
5.380% due 06/25/2036	989	990
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	765	765
Nelnet Student Loan Trust
5.338% due 09/25/2012	700	700
New Century Home Equity Loan Trust
5.460% due 09/25/2035	9	9
Newcastle Mortgage Securities Trust
5.420% due 03/25/2036	440	441
Nissan Auto Lease Trust
5.347% due 12/14/2007	442	442
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008	26	26
Option One Mortgage Loan Trust
5.360% due 02/25/2037	1,602	1,603
5.400% due 07/25/2036	708	708
5.450% due 11/25/2035	85	86
Park Place Securities, Inc.
5.510% due 09/25/2035	206	206
5.610% due 09/25/2035	663	665
5.662% due 10/25/2034	821	822
Quest Trust
5.430% due 12/25/2035	3	3
Renaissance Home Equity Loan Trust
5.500% due 11/25/2035	5	5
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	1,184	1,185
5.400% due 10/25/2036	378	378
5.450% due 08/25/2046	4,600	4,602
5.460% due 05/25/2025	37	37
5.460% due 09/25/2035	70	70
Residential Asset Securities Corp.
5.360% due 08/25/2036	169	169
5.390% due 11/25/2036	866	866
5.410% due 10/25/2036	835	836
5.420% due 11/25/2036	575	576
5.460% due 10/25/2035	23	23
Residential Funding Mortgage Securities II, Inc.
5.490% due 09/25/2035	86	86
SACO I, Inc.
5.460% due 11/25/2020	10	10
5.460% due 09/25/2035	32	32
Saxon Asset Securities Trust
5.380% due 11/25/2036	182	182
SBI HELOC Trust
5.490% due 08/25/2036	183	183
Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036	899	899
SLM Student Loan Trust
5.323% due 07/25/2013	4,600	4,600
5.377% due 01/25/2016	392	393
5.387% due 01/26/2015	56	56
5.392% due 04/25/2012	500	500
Soundview Home Equity Loan Trust
5.370% due 10/25/2036	271	271
5.410% due 06/25/2036	316	317
5.410% due 12/25/2036	1,200	1,201
5.410% due 01/25/2037	4,600	4,603
5.420% due 10/25/2036	826	827
5.450% due 12/25/2035	34	34
5.460% due 11/25/2035	44	44
Specialty Underwriting & Residential Finance
5.395% due 11/25/2037	1,058	1,058
Structured Asset Securities Corp.
5.450% due 07/25/2035	143	143
5.480% due 12/25/2035	115	115
Wachovia Auto Owner Trust
4.820% due 02/20/2009	106	106
Wells Fargo Home Equity Trust
5.400% due 01/25/2037	2,400	2,403
5.470% due 12/25/2035	361	361

Total Asset-Backed Securities (Cost $139,034)		139,115

SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.651% due 11/22/2012	100	100

Total Sovereign Issues (Cost $100)		100

SHORT-TERM INSTRUMENTS 26.9%
Certificates of Deposit 0.3%
Barclays Bank PLC
5.265% due 01/29/2007	700	700
Skandinaviska Enskilda Banken AB
5.272% due 07/06/2007	500	500

		1,200

Commercial Paper 25.4%
Abbey National N.A. LLC
5.225% due 03/07/2007	900	891
Bank of America Corp.
5.225% due 03/01/2007	5,100	5,058
5.230% due 03/20/2007	1,200	1,186
5.235% due 03/13/2007	700	692
Barclays U.S. Funding Corp.
5.250% due 02/14/2007	600	596
BNP Paribas Finance
5.230% due 03/07/2007	10,000	9,901
Calyon N.A. LLC
5.225% due 03/09/2007	2,100	2,079
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	3,400	3,315
Danske Corp.
5.225% due 03/12/2007	5,800	5,738
Dexia Delaware LLC
5.240% due 02/20/2007	20,400	20,257
DnB NORBank ASA
5.240% due 03/07/2007	9,800	9,703
General Electric Capital Corp.
5.230% due 03/07/2007	9,200	9,109
HBOS Treasury Services PLC
5.250% due 02/16/2007	9,400	9,340
HSBC Bank USA N.A.
5.176% due 07/28/2008	100	100
ING U.S. Funding LLC
5.240% due 02/20/2007	9,700	9,632
IXIS Commercial Paper Corp.
5.230% due 03/05/2007	3,700	3,664
5.245% due 02/16/2007	1,100	1,093
Societe Generale NY
5.225% due 03/01/2007	8,400	8,331
5.230% due 03/08/2007	1,500	1,485
Time Warner, Inc.
5.360% due 04/12/2007	4,700	4,629
Toyota Motor Credit Corp.
5.230% due 02/23/2007	5,500	5,459
UBS Finance Delaware LLC
5.225% due 03/08/2007	5,800	5,742
Viacom, Inc.
5.600% due 03/22/2007	250	250

		118,250

Repurchase Agreements 0.8%
Lehman Brothers, Inc.
4.850% due 01/02/2007	1,000	1,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $1,025. Repurchase proceeds are $1,001.)
State Street Bank and Trust Co.
4.900% due 01/02/2007	2,712	2,712
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 3.375% - 4.250% due 02/23/2007 - 04/16/2007 valued at $2,774. Repurchase proceeds are $2,713.)

		3,712

U.S. Treasury Bills 0.4%
4.838% due 03/01/2007 - 03/15/2007 (b)(d)	2,021	2,001

Total Short-Term Instruments (Cost $125,205)		125,163

Purchased Options (f) 0.1% (Cost $149)		282
Total Investments (c) 100.0% (Cost $464,509)		$465,011
Written Options (g) (0.1%) (Premiums $206)		(397)
Other Assets and Liabilities (Net) 0.1%		425

Net Assets 100.0%		$465,039

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) As of December 31, 2006, portfolio securities with an aggregate value of $66,167 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $1,257 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	2	$(2)
90-Day Euribor June Futures	Long	06/2007	7	(3)
90-Day Euribor June Futures Put Options Strike @ EUR 96.125	Short	06/2007	181	(69)
90-Day Euribor September Futures	Long	09/2007	9	(7)
90-Day Eurodollar December Futures	Long	12/2007	1,064	(414)
90-Day Eurodollar June Futures	Long	06/2007	49	(25)
90-Day Eurodollar March Futures	Long	03/2008	1	0
90-Day Eurodollar September Futures	Long	09/2007	277	(41)
90-Day Euroyen December Futures	Long	12/2007	27	(4)
90-Day Euroyen September Futures	Long	09/2007	45	(6)
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.000	Short	03/2007	15	2
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 116.000	Short	03/2007	15	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	10	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	4	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	13	(5)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	100	(139)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	166	110

				$(619)

(e) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	9/20/2007	JPY	10,000	$1
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007		$2,100	1
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008		4,000	0
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008		2,000	(2)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	3/20/2008		1,900	0
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%	11/20/2007		1,100	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007		100	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007		100	0
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008		4,000	(3)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011		400	5
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.320%	2/20/2007		2,400	2
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%	11/20/2007		6,600	4
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%	12/20/2007		2,100	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%	6/20/2007		4,000	17
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008		500	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	12/20/2008		500	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		1,300	6
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	9/20/2007		200	3
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%	11/20/2007		1,900	2
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%	11/20/2007		1,100	2
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.290%	11/20/2007		4,100	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007		2,300	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007		1,900	3
UBS AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007		1,400	0

							$46

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	1,300	$(3)
Merrill Lynch & Co., Inc.	BRL-CDI Compounded	Pay	12.948%	1/4/2010	BRL	800	3
Morgan Stanley	BRL-CDI Compounded	Pay	12.780%	1/4/2010		900	2
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007	GBP	200	(3)

							$(1)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Units	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	56,427	$(360)
Credit Suisse First Boston	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	154,401	(538)
Merrill Lynch & Co., Inc.	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	895,584	3,422

					$2,524

(f) Purchased options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007	GBP 500	$2	$0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007	300	2	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	3/8/2007	$2,000	8	3
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	7/9/2007	13,700	68	134
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007	2,300	8	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	6/30/2007	14,300	61	138

							$149	$282

(g) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$116.000	2/23/2007	130	$24	$10
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	130	28	67
Put - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	4	2	1

				$54	$78

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP 100	$2	$0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	100	2	0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.040%	3/8/2007	$1,000	10	5
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	7/9/2007	4,500	68	146
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007	1,000	8	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	6/29/2007	6,200	62	157

							$152	$319

(h) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	438	01/2007	$1	$0	$1
Sell		438	01/2007	0	(2)	(2)
Buy		1,616	05/2007	6	0	6
Buy		1,007	06/2007	7	0	7
Buy	CAD	408	01/2007	0	(11)	(11)
Sell		328	01/2007	7	0	7
Buy	CNY	604	03/2007	0	0	0
Buy		192	09/2007	1	0	1
Buy		4,265	11/2007	7	0	7
Buy	EUR	700	01/2007	3	0	3
Sell		288	01/2007	1	(2)	(1)
Sell	GBP	16	01/2007	0	0	0
Buy	JPY	35,671	01/2007	0	0	0
Sell		390,802	01/2007	13	(2)	11
Buy		512,567	02/2007	0	(58)	(58)
Sell		38,935	02/2007	4	0	4
Buy	KRW	23,856	02/2007	1	0	1
Buy		169,970	05/2007	2	0	2
Buy	MXN	2,463	04/2007	0	0	0
Buy	PHP	18,956	03/2007	0	(2)	(2)
Buy	RUB	3,353	03/2007	1	0	1
Buy		5,200	11/2007	0	0	0
Buy		5,217	12/2007	0	0	0
Buy	SGD	110	01/2007	1	0	1
Buy		1,167	07/2007	1	0	1
Buy	TWD	2,235	02/2007	0	(1)	(1)

				$56	$(78)	$(22)

See Accompanying Notes

Schedule of Investments

Fundamental IndexPLUSTM TR Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.8%
HCA, Inc.
8.114% due 11/14/2013		$2,500	$2,531
Idearc, Inc.
7.320% due 11/09/2014		2,500	2,515

Total Bank Loan Obligations (Cost $5,000)			5,046

CORPORATE BONDS & NOTES 26.4%
Banking & Finance 20.5%
AIG-Fp Matched Funding Corp.
5.361% due 06/16/2008		1,100	1,114
Allstate Life Global Funding Trusts
5.406% due 03/23/2009		600	601
American Express Centurion Bank
5.410% due 04/17/2009		4,200	4,204
American Express Credit Corp.
5.410% due 11/09/2009		400	400
American International Group, Inc.
5.050% due 10/01/2015		100	97
5.365% due 06/23/2008		3,500	3,502
5.400% due 06/16/2009		1,300	1,309
ANZ National International Ltd.
5.415% due 08/07/2009		2,200	2,200
Bank of America Corp.
5.372% due 09/25/2009		2,200	2,202
5.378% due 11/06/2009		600	600
5.451% due 09/18/2009		200	200
Bank of America N.A.
5.377% due 07/25/2008		1,600	1,601
6.000% due 10/15/2036		300	310
Bank of Ireland
5.415% due 12/18/2009		3,100	3,096
Bear Stearns Cos., Inc.
5.526% due 04/29/2008		3,400	3,410
BNP Paribas
5.292% due 05/28/2008		1,000	1,000
C10 Capital SPV Ltd.
6.722% due 12/01/2049		800	801
Calabash Re II Ltd. (a)
13.746% due 01/08/2010		1,600	1,601
14.946% due 01/08/2010		1,600	1,601
CIT Group, Inc.
5.493% due 08/17/2009		300	301
5.515% due 12/19/2008		500	501
5.524% due 08/15/2008		1,000	1,003
5.526% due 01/30/2009		600	602
5.660% due 11/03/2010		1,400	1,408
Citigroup Funding, Inc.
5.342% due 12/08/2008		200	200
Citigroup, Inc.
5.392% due 12/28/2009		200	200
5.406% due 12/26/2008		3,600	3,604
5.421% due 05/02/2008		5,000	5,008
DnB NORBank ASA
5.412% due 02/25/2008		1,500	1,504
5.443% due 10/13/2009		1,000	1,000
Export-Import Bank of China
4.875% due 07/21/2015		100	97
Ford Motor Credit Co.
6.315% due 03/21/2007		1,000	1,000
Foundation Re II Ltd.
12.123% due 11/26/2010		1,400	1,400
General Electric Capital Corp.
5.410% due 01/05/2009		1,800	1,802
5.410% due 10/26/2009		500	500
5.444% due 01/20/2010		1,700	1,704
GMAC LLC
6.000% due 12/15/2011		200	199
Goldman Sachs Group, Inc.
5.406% due 12/23/2008		500	500
5.455% due 12/22/2008		2,200	2,204
5.455% due 11/16/2009		1,300	1,301
5.456% due 06/23/2009		1,100	1,101
5.476% due 07/29/2008		700	701
5.704% due 07/23/2009		300	302
HBOS PLC
5.920% due 09/29/2049		100	98
HSBC Bank USA N.A.
5.426% due 07/28/2008		3,100	3,106
HSBC Finance Corp.
5.420% due 10/21/2009		800	801
5.490% due 09/15/2008		300	301
HSBC Holdings PLC
6.500% due 05/02/2036		1,900	2,051
John Deere Capital Corp.
5.424% due 04/15/2008		600	601
5.424% due 07/15/2008		700	701
JPMorgan Chase & Co.
5.400% due 06/26/2009		800	801
5.416% due 06/26/2009		2,200	2,204
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036		100	104
Lehman Brothers Holdings, Inc.
5.400% due 11/24/2008		2,200	2,202
5.415% due 12/23/2008		200	200
5.460% due 04/03/2009		600	601
5.475% due 11/16/2009		1,900	1,901
5.576% due 12/23/2010		900	903
5.624% due 11/10/2009		500	503
MBNA Corp.
5.798% due 05/05/2008		4,465	4,494
Merrill Lynch & Co., Inc.
5.395% due 12/22/2008		3,000	3,001
5.450% due 12/04/2009		1,400	1,401
5.464% due 08/14/2009		1,900	1,902
MetLife, Inc.
6.400% due 12/15/2036		400	403
Morgan Stanley
5.390% due 11/21/2008		900	900
5.485% due 02/09/2009		700	702
5.499% due 02/15/2007		2,100	2,100
5.614% due 01/22/2009		2,600	2,602
Mystic Re Ltd.
11.670% due 12/05/2008		1,500	1,499
National Australia Bank Ltd.
5.393% due 09/11/2009		800	801
Nordea Bank Finland
5.292% due 03/31/2008		700	700
5.308% due 05/28/2008		1,000	1,000
Petroleum Export Ltd.
5.265% due 06/15/2011		89	87
Pricoa Global Funding I
5.457% due 01/25/2008		1,300	1,302
RBS Capital Trust III
5.512% due 09/29/2049		1,200	1,188
Resona Bank Ltd.
5.850% due 09/29/2049		200	196
Royal Bank of Scotland Group PLC
5.365% due 12/21/2007		1,200	1,201
5.770% due 07/06/2012		1,700	1,702
Santander U.S. Debt S.A. Unipersonal
5.376% due 11/20/2008		500	500
5.425% due 09/19/2008		5,000	5,009
SLM Corp.
5.517% due 07/27/2009		600	602
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		1,000	993
Societe Generale NY
5.258% due 06/11/2007		900	900
Unicredito Italiano NY
5.360% due 05/06/2008		5,100	5,100
5.370% due 05/29/2008		2,500	2,501
USB Capital IX
6.189% due 04/15/2049		200	204
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008		900	902
Wachovia Corp.
5.426% due 10/28/2008		1,300	1,302
Wells Fargo & Co.
5.393% due 03/10/2008		3,400	3,404
Westpac Banking Corp.
5.310% due 06/06/2008		800	800
World Savings Bank FSB
5.415% due 05/08/2009		2,200	2,201

			126,668

Industrials 3.8%
Anadarko Petroleum Corp.
5.760% due 09/15/2009		3,900	3,919
Comcast Corp.
5.875% due 02/15/2018		300	297
6.450% due 03/15/2037		300	301
Corp. Nacional del Cobre de Chile - CODELCO
6.150% due 10/24/2036		100	103
Cox Communications, Inc.
5.875% due 12/01/2016		200	199
DaimlerChrysler N.A. Holding Corp.
5.790% due 03/13/2009		200	200
5.833% due 09/10/2007		4,700	4,711
Gaz Capital for Gazprom
6.212% due 11/22/2016		200	202
HJ Heinz Co.
6.428% due 12/01/2008		100	102
Home Depot, Inc.
5.250% due 12/16/2013		100	99
Oracle Corp.
5.603% due 01/13/2009		1,200	1,202
Pemex Project Funding Master Trust
5.750% due 12/15/2015		400	398
Siemens Financieringsmaatschappij NV
5.424% due 08/14/2009		1,100	1,101
Time Warner, Inc.
5.606% due 11/13/2009		4,100	4,106
5.875% due 11/15/2016		2,100	2,099
Transocean, Inc.
5.566% due 09/05/2008		700	701
Viacom, Inc.
5.750% due 04/30/2011		200	200
Wal-Mart Stores, Inc.
5.265% due 06/16/2008		2,700	2,700
Williams Cos., Inc.
6.375% due 10/01/2010		700	708

			23,348

Utilities 2.1%
AT&T, Inc.
4.214% due 06/05/2021		1,400	1,396
Dominion Resources, Inc.
5.554% due 11/14/2008		2,800	2,802
Embarq Corp.
6.738% due 06/01/2013		3,400	3,484
Florida Power Corp.
5.774% due 11/14/2008		3,300	3,308
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		600	607
Peabody Energy Corp.
7.875% due 11/01/2026		400	432
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		250	241
Southern California Edison Co.
5.471% due 02/02/2009		800	802
Sprint Nextel Corp.
6.000% due 12/01/2016		200	195

			13,267

Total Corporate Bonds & Notes (Cost $162,848)			163,283

MUNICIPAL BONDS & NOTES 0.4%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		295	294
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039		600	686
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037		1,500	1,595

Total Municipal Bonds & Notes (Cost $2,503)			2,575

U.S. GOVERNMENT AGENCIES 48.7%
Fannie Mae
4.349% due 03/01/2035		345	347
4.403% due 10/01/2034		422	420
4.425% due 07/01/2034		1,445	1,430
4.437% due 01/01/2035		1,634	1,613
4.493% due 07/01/2035		1,775	1,763
4.500% due 08/01/2035		2,069	2,041
4.534% due 09/01/2035		973	968
4.565% due 07/01/2035		1,316	1,311
4.626% due 09/01/2035		2,222	2,215
4.648% due 10/01/2035		942	939
4.673% due 12/01/2033		939	932
4.677% due 05/25/2035		200	198
4.678% due 12/01/2033		751	751
4.835% due 06/01/2035		2,119	2,100
4.996% due 06/01/2035		2,032	2,034
5.000% due 06/25/2027 - 03/01/2036		31,318	30,281
5.410% due 12/25/2036		800	802
5.500% due 07/01/2035 - 01/01/2037		103,526	102,335
5.700% due 09/25/2042		1,270	1,277
5.958% due 06/01/2043 - 07/01/2044		1,742	1,752
6.000% due 01/01/2037 - 02/01/2037		125,100	125,957
6.722% due 11/01/2035		509	522
Federal Home Loan Bank
5.500% due 06/30/2008		2,700	2,702
Freddie Mac
4.400% due 09/01/2035		1,022	1,010
4.500% due 10/15/2022		1,802	1,788
4.713% due 08/01/2035		2,007	1,997
4.714% due 06/01/2035		2,507	2,474
4.821% due 10/01/2035		1,430	1,427
4.924% due 11/01/2034		1,417	1,409
5.000% due 04/15/2012 - 01/15/2024		3,192	3,180
5.610% due 08/25/2031		318	320
5.750% due 06/15/2018		209	209
5.958% due 02/25/2045		175	175
6.000% due 01/01/2037		3,000	3,022
Government National Mortgage Association
4.000% due 07/16/2027		146	145

Total U.S. Government Agencies (Cost $302,938)			301,846

U.S. TREASURY OBLIGATIONS 2.3%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026		4,780	4,497
2.375% due 01/15/2025		1,071	1,066
3.625% due 04/15/2028		250	302
U.S. Treasury Notes
4.625% due 12/31/2011		8,500	8,470

Total U.S. Treasury Obligations (Cost $14,324)			14,335

MORTGAGE-BACKED SECURITIES 9.9%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		384	378
Arkle Master Issuer PLC
5.330% due 11/19/2007		2,300	2,304
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		2,049	2,027
Bear Stearns Alt-A Trust
5.510% due 02/25/2034		1,500	1,501
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		360	355
4.900% due 12/25/2035		821	815
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		2,990	2,956
5.530% due 02/20/2047		900	903
5.630% due 02/25/2037		4,082	4,085
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		255	253
5.500% due 01/25/2046 (a)		900	902
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		698	693
5.570% due 11/15/2019		559	560
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.430% due 02/25/2037		6,100	6,106
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046		1,291	1,293
5.430% due 01/25/2047		1,300	1,300
GS Mortgage Securities Corp. II
5.450% due 06/06/2020		5,532	5,536
GSR Mortgage Loan Trust
4.540% due 09/25/2035		2,232	2,194
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		977	978
Indymac Index Mortgage Loan Trust
5.191% due 01/25/2036		1,208	1,216
5.440% due 11/25/2046		841	844
5.450% due 01/25/2037		786	787
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		824	820
Mellon Residential Funding Corp.
5.790% due 12/15/2030		3,275	3,289
Merrill Lynch Floating Trust
5.420% due 06/15/2022		4,448	4,451
Morgan Stanley Capital I
5.440% due 07/15/2019		777	778
Structured Adjustable Rate Mortgage Loan Trust
5.343% due 08/25/2034		1,439	1,436
6.227% due 01/25/2035		1,074	1,083
Structured Asset Mortgage Investments, Inc.
5.630% due 02/25/2036		440	440
Structured Asset Securities Corp.
5.450% due 09/25/2035		1,478	1,480
TBW Mortgage-Backed Pass-Through Certificates
5.460% due 01/25/2037		260	260
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		1,289	1,289
5.440% due 08/25/2036		1,804	1,801
5.460% due 04/25/2036		1,438	1,439
Wachovia Bank Commercial Mortgage Trust
5.440% due 09/15/2021		2,831	2,833
Washington Mutual, Inc.
5.640% due 10/25/2045		192	193
5.954% due 05/25/2041		318	320
6.027% due 11/25/2042		306	307
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		1,457	1,440

Total Mortgage-Backed Securities (Cost $61,632)			61,645

ASSET-BACKED SECURITIES 22.9%
ACE Securities Corp.
5.370% due 12/25/2036		574	574
5.400% due 10/25/2036		643	643
5.460% due 10/25/2035		720	721
Argent Securities, Inc.
5.470% due 10/25/2035		39	39
5.490% due 02/25/2036		230	231
Asset-Backed Funding Certificates
5.380% due 11/25/2036		1,057	1,057
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		1,264	1,265
5.625% due 09/25/2034		557	557
Bank One Issuance Trust
5.460% due 12/15/2010		7,800	7,818
5.470% due 09/15/2010		5,859	5,870
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036		1,737	1,738
5.400% due 10/25/2036		584	584
5.550% due 09/25/2034		99	100
Capital One Auto Finance Trust
5.340% due 12/14/2007		1,000	1,001
Carrington Mortgage Loan Trust
5.500% due 09/25/2035		1,355	1,356
Chase Credit Card Master Trust
5.450% due 06/15/2009		2,900	2,902
5.460% due 02/15/2011		1,800	1,805
Chase Issuance Trust
5.340% due 07/15/2011		1,800	1,803
Chase Manhattan Auto Owner Trust
5.280% due 10/15/2009		1,800	1,801
Citigroup Mortgage Loan Trust, Inc.
5.400% due 11/25/2036		590	590
5.450% due 07/25/2035		17	17
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037		2,185	2,185
5.370% due 03/25/2047		921	921
5.380% due 03/25/2037		1,238	1,239
5.400% due 05/25/2037		7,221	7,219
5.420% due 12/25/2036		1,300	1,301
5.430% due 06/25/2037		1,100	1,101
5.450% due 01/25/2036		2	3
5.460% due 10/25/2046		949	950
Credit-Based Asset Servicing & Securitization LLC
5.410% due 03/25/2036		393	394
5.410% due 11/25/2036		1,177	1,178
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		1,000	1,000
5.329% due 12/08/2007		900	901
FBR Securitization Trust
5.460% due 10/25/2035		138	138
5.470% due 10/25/2035		231	231
5.490% due 09/25/2035		117	117
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		1,943	1,944
5.370% due 12/25/2036		1,455	1,456
5.380% due 06/25/2036		3,274	3,277
5.490% due 05/25/2035		292	293
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		143	143
Fremont Home Loan Trust
5.370% due 10/25/2036		4,362	4,365
5.390% due 02/25/2037		737	737
5.410% due 01/25/2037		1,000	999
5.440% due 01/25/2036		88	88
GSAMP Trust
5.390% due 09/25/2036		829	829
5.460% due 09/25/2035		101	101
5.460% due 11/25/2035		162	162
GSR Mortgage Loan Trust
5.450% due 11/25/2030		381	382
HFC Home Equity Loan Asset-Backed Certificates
5.420% due 03/20/2036		1,500	1,502
Home Equity Asset Trust
5.460% due 02/25/2036		1,304	1,305
5.470% due 01/25/2036		1,938	1,939
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036		789	787
Hyundai Auto Receivables Trust
5.348% due 11/15/2007		1,049	1,050
Indymac Residential Asset-Backed Trust
5.410% due 04/25/2037		1,000	998
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036		435	436
5.400% due 10/25/2036		5,895	5,899
5.420% due 11/25/2036		345	346
Lehman XS Trust
5.420% due 05/25/2046		644	645
Long Beach Mortgage Loan Trust
5.360% due 11/25/2036		4,977	4,981
5.380% due 06/25/2036		3,078	3,081
5.440% due 01/25/2036		558	558
5.470% due 09/25/2035		30	30
5.500% due 08/25/2035		597	598
5.550% due 11/25/2034		195	195
5.630% due 10/25/2034		172	172
MBNA Credit Card Master Note Trust
5.450% due 12/15/2011		2,900	2,910
5.470% due 08/16/2010		3,150	3,157
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037		1,072	1,073
5.420% due 08/25/2036		6,300	6,306
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		575	575
5.370% due 10/25/2036		676	675
5.380% due 06/25/2036		1,451	1,452
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036		1,052	1,052
Nelnet Student Loan Trust
5.338% due 09/25/2012		1,000	1,000
New Century Home Equity Loan Trust
5.460% due 09/25/2035		39	39
Nissan Auto Lease Trust
5.347% due 12/14/2007		530	531
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008		157	157
Option One Mortgage Loan Trust
5.360% due 02/25/2037		2,262	2,263
5.400% due 07/25/2036		1,062	1,063
Park Place Securities, Inc.
5.662% due 10/25/2034		2,539	2,542
Quest Trust
5.430% due 12/25/2035		15	15
Renaissance Home Equity Loan Trust
5.500% due 11/25/2035		42	42
Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036		1,135	1,135
5.460% due 05/25/2025		187	187
5.460% due 09/25/2035		420	421
Residential Asset Securities Corp.
5.410% due 10/25/2036		2,413	2,415
5.420% due 11/25/2036		1,151	1,152
Residential Funding Mortgage Securities II, Inc.
5.490% due 09/25/2035		302	302
SACO I, Inc.
5.460% due 11/25/2020		78	78
5.460% due 09/25/2035		147	147
Saxon Asset Securities Trust
5.380% due 11/25/2036		546	546
SBI HELOC Trust
5.490% due 08/25/2036		642	642
SLM Student Loan Trust
5.323% due 07/25/2013		5,900	5,900
5.387% due 01/26/2015		430	431
Soundview Home Equity Loan Trust
5.370% due 10/25/2036		814	814
5.410% due 01/25/2037		6,300	6,304
5.460% due 11/25/2035		288	289
Specialty Underwriting & Residential Finance
5.395% due 11/25/2037		1,539	1,538
Structured Asset Securities Corp.
5.370% due 10/25/2036		1,206	1,207
5.450% due 07/25/2035		358	358
5.480% due 12/25/2035		845	845
Wachovia Auto Owner Trust
4.820% due 02/20/2009		586	585
Wells Fargo Home Equity Trust
5.470% due 12/25/2035		1,082	1,082

Total Asset-Backed Securities (Cost $141,812)			141,878

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	97

Total Sovereign Issues (Cost $99)			97

FOREIGN CURRENCY-DENOMINATED ISSUES 0.2%
Province of Quebec Canada
5.000% due 12/01/2038	CAD	1,300	1,171

Total Foreign Currency-Denominated Issues (Cost $1,184)			1,171

		Shares
PREFERRED STOCKS 0.4%
DG Funding Trust
7.614% due 12/31/2049		243	2,561

Total Preferred Stocks (Cost $2,585)			2,561

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 23.7%
Certificates of Deposit 0.7%
Skandinaviska Enskilda Banken AB
5.272% due 07/06/2007		$1,500	1,500
5.272% due 10/03/2007		2,700	2,699

			4,199

Commercial Paper 18.8%
Abbey National N.A. LLC
5.200% due 04/02/2007		13,100	12,921
ASB Finance Ltd.
5.225% due 03/06/2007		17,200	17,032
Barclays U.S. Funding Corp.
5.220% due 03/05/2007		14,100	13,964
Cox Communications, Inc.
5.600% due 01/16/2007		300	300
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		1,200	1,170
HBOS Treasury Services PLC
5.240% due 03/06/2007		18,500	18,319
Societe Generale NY
5.200% due 04/02/2007		17,900	17,656
Swedbank, Inc.
5.225% due 03/07/2007		17,200	17,030
Viacom, Inc.
5.594% due 05/29/2007		500	500
5.787% due 03/22/2007		300	300
Westpac Capital Corp.
5.210% due 04/02/2007		17,800	17,557

			116,749

Repurchase Agreements 2.8%
Lehman Brothers, Inc.
4.850% due 01/02/2007
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $14,313. Repurchase proceeds are $14,008.)		14,000	14,000
State Street Bank and Trust Co.
4.900% due 01/02/2007
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $3,328. Repurchase proceeds are $3,263.)		3,261	3,261

			17,261

U.S. Treasury Bills 1.4%
4.822% due 03/01/2007 - 03/15/2007 (b)(d)(f)		8,471	8,382

Total Short-Term Instruments (Cost $146,691)			146,591

Purchased Options (h) 0.2% (Cost $1,238)			1,083
Total Investments (e) 135.9% (Cost $842,854)			$842,111
Written Options (i) (0.3%) (Premiums $1,352)			(1,502)
Other Assets and Liabilities (Net) (35.6%)			(220,837)

Net Assets 100.0%			$619,772

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $3,214 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(e) As of December 31, 2006, portfolio securities with an aggregate value of $51,915 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $3,433 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	44	$(43)
90-Day Euribor June Futures	Long	06/2007	105	(77)
90-Day Euribor June Futures	Long	06/2008	11	(8)
90-Day Euribor March Futures	Long	03/2008	22	(15)
90-Day Euribor September Futures	Long	09/2007	74	(68)
90-Day Eurodollar December Futures	Long	12/2007	1,007	(73)
90-Day Eurodollar June Futures	Long	06/2007	693	(578)
90-Day Eurodollar March Futures	Long	03/2007	129	(145)
90-Day Eurodollar March Futures	Long	03/2008	169	(94)
90-Day Eurodollar September Futures	Long	09/2007	1,171	(473)
90-Day Euroyen December Futures	Long	12/2007	16	0
90-Day Euroyen September Futures	Long	09/2007	21	(1)
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 119.000	Short	03/2007	22	2
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.000	Short	03/2007	62	8
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 114.500	Short	03/2007	8	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 115.000	Short	03/2007	8	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 116.000	Short	03/2007	84	(48)
S&P 500 Index March Futures	Long	03/2007	12	35
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	45	(23)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	13	(8)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	7	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	10	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	31	(15)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	11	(8)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	695	(709)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	71	150

				$(2,203)

(g) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	9/20/2007	JPY	29,000	$3
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007		$2,700	2
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		200	1
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007		1,400	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007		1,300	0
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	3/20/2008		500	0
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	3/20/2007		100	0
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%	11/20/2007		3,800	5
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007		2,600	1
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%	6/20/2007		5,800	25
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007		2,600	2
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007		2,800	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		300	1
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		400	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011		4,100	35
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	4/20/2016		300	10
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	9/20/2007		700	9
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.290%	11/20/2007		5,600	4

							$97

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	1,800	$(5)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	1/4/2010	BRL	1,100	5
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	1/4/2010		2,700	7
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027	CAD	500	(8)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027		600	(7)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,400	39
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		1,700	83
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036	GBP	300	10
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		5,100	(94)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		700	28
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		500	(1)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,400	62
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016	JPY	626,000	(4)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		190,000	(7)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		339,000	18
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		113,000	7
UBS AG	6-Month JPY-LIBOR	Pay	1.000%	3/19/2008		4,300,000	0
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016	MXN	2,200	7
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		$6,500	(22)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		4,000	(99)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		34,500	(286)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		5,600	(61)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		1,500	(33)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		128,600	(962)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		300	(7)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		116,500	(384)

							$(1,714)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Units	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	622,772	$(659)
Credit Suisse First Boston	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,187,129	(829)
Merrill Lynch & Co., Inc.	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	1,945,070	4,381

					$2,893

(h)	Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	6/18/2007	148	$1	$0
Put - CME 90-Day Eurodollar June Futures	91.250	6/18/2007	1,284	12	0
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	494	5	0
Put - CME 90-Day Eurodollar March Futures	92.250	3/19/2007	264	3	0
Put - CME 90-Day Eurodollar September Futures	90.250	9/17/2007	238	2	0

				$23	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007	EUR	3,000	$14	$5
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007		8,000	46	13
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	7/2/2007		7,000	39	20
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007		6,000	29	10
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007	GBP	1,500	7	1
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007		1,000	6	1
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007		$31,000	115	93
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	8/8/2007		14,000	57	39
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		14,000	56	20
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	8/8/2007		17,000	38	15
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		7,000	33	10
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007		9,200	31	27
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/9/2007		27,200	118	127
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007		23,000	101	135
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	6/30/2007		16,000	77	154
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		32,000	78	24
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007		20,000	52	20
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007		41,000	216	260
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		15,000	60	69
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.170%	2/1/2007		12,200	31	22
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	6/7/2007		3,000	11	18

								$1,215	$1,083

(i) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$116.000	2/23/2007	184	$77	$14
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	184	39	95
Put - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	18	10	5
Put - CME 90-Day Eurodollar March Futures	95.250	3/19/2007	7	6	10

				$132	$124

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007	EUR	1,000	$12	$8
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007		4,000	55	31
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	7/2/2007		3,000	39	35
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007		3,000	34	23
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP	400	6	2
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		300	6	1
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		$13,000	107	106
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	8/8/2007		6,000	53	43
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		6,000	58	28
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	8/8/2007		3,000	41	22
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		3,000	33	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007		4,000	32	43
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.315%	5/9/2007		11,900	123	170
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007		10,000	102	160
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	6/29/2007		7,000	77	177
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.750%	7/2/2007		7,000	72	29
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007		4,400	47	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007		18,000	218	317
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		7,000	64	78
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.240%	2/1/2007		5,300	33	44
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	6/7/2007		1,000	8	15

								$1,220	$1,378

(k) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,001	01/2007	$2	$0	$2
Sell		1,001	01/2007	0	(4)	(4)
Buy		3,667	05/2007	13	0	13
Buy		2,278	06/2007	16	0	16
Buy	CAD	1,772	01/2007	0	(48)	(48)
Sell		3,005	01/2007	49	0	49
Buy	CNY	3,997	03/2007	1	0	1
Buy		576	09/2007	2	0	2
Buy		5,761	11/2007	9	0	9
Buy	EUR	623	01/2007	0	(9)	(9)
Sell		557	01/2007	0	(6)	(6)
Sell	GBP	211	01/2007	1	(1)	0
Sell	JPY	995,233	01/2007	30	(4)	26
Buy		1,154,573	02/2007	0	(130)	(130)
Sell		89,720	02/2007	9	0	9
Buy	KRW	71,569	02/2007	2	0	2
Buy		728,645	05/2007	8	0	8
Buy	MXN	5,631	04/2007	0	(1)	(1)
Buy	PHP	43,357	03/2007	0	(5)	(5)
Buy	RUB	9,820	03/2007	4	0	4
Buy		11,662	11/2007	0	0	0
Buy		22,575	12/2007	0	(2)	(2)
Buy	SGD	427	01/2007	4	0	4
Buy		2,669	07/2007	2	0	2
Buy	TWD	8,619	02/2007	1	(2)	(1)

				$153	$(212)	$(59)

See accompanying notes

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

December 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.1%
Medallion Trust
5.602% due 07/12/2031		$124	$124

Total Australia (Cost $124)			124

BELGIUM 0.2%
Belgium Government Bond
7.500% due 07/29/2008	EUR	250	348

Total Belgium (Cost $237)			348

CANADA 0.3%
Province of Quebec Canada
5.000% due 12/01/2038	CAD	300	270
Rogers Wireless, Inc.
7.625% due 12/15/2011		300	284

Total Canada (Cost $525)			554

CAYMAN ISLANDS 1.2%
Asahi Finance Cayman Ltd.
1.654% due 02/28/2049	JPY	100,000	841
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$800	813
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	387
SHL Corp. Ltd.
1.246% due 12/25/2024	JPY	930	8
Vita Capital Ltd.
6.710% due 01/01/2007		$400	400

Total Cayman Islands (Cost $2,419)			2,449

DENMARK 1.3%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	41	8
Nykredit Realkredit A/S
6.000% due 10/01/2029		250	46
Realkredit Danmark A/S
4.510% due 10/01/2038		15,000	2,600

Total Denmark (Cost $2,642)			2,654

FRANCE 9.3%
Axa S.A.
3.750% due 01/01/2017	EUR	50	95
France Government Bond
4.000% due 10/25/2009		2,260	2,991
4.000% due 04/25/2014		9,300	12,303
4.000% due 10/25/2014		700	926
4.750% due 04/25/2035		100	146
5.750% due 10/25/2032		1,300	2,152

Total France (Cost $17,772)			18,613

GERMANY 22.7%
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007	EUR	90	119
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	280
Republic of Germany
3.500% due 10/09/2009		1,000	1,307
4.000% due 07/04/2009		100	133
4.250% due 01/04/2014		3,800	5,105
4.250% due 07/04/2014		6,900	9,280
4.750% due 07/04/2034		700	1,022
5.000% due 01/04/2012		100	138
5.250% due 07/04/2010		1,300	1,789
5.250% due 01/04/2011		6,600	$9,130
5.625% due 01/04/2028		4,740	7,578
6.250% due 01/04/2024		600	1,002
6.250% due 01/04/2030		400	693
6.500% due 07/04/2027		4,340	7,608

Total Germany (Cost $44,403)			45,184

ICELAND 0.2%
Kaupthing Bank Hf
5.750% due 10/04/2011		$200	200
Landsbanki Islands Hf
6.070% due 08/25/2009		200	202

Total Iceland (Cost $400)			402

IRELAND 1.4%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,000	2,631
Emerald Mortgages PLC
3.913% due 01/15/2035		54	71
Lusitano Mortgages PLC
3.954% due 12/15/2035		128	170

Total Ireland (Cost $2,820)			2,872

ITALY 2.1%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EUR	1,280	1,711
5.500% due 11/01/2010		400	557
Siena Mortgages SpA
3.909% due 12/16/2038		1,367	1,812

Total Italy (Cost $3,887)			4,080

JAPAN 22.0%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	255
Japan Government Bond
0.700% due 09/20/2008	JPY	310,000	2,604
1.400% due 09/20/2011		270,000	2,290
1.500% due 03/20/2011		910,000	7,765
1.500% due 03/20/2014		190,000	1,599
1.500% due 03/20/2015		100,000	836
1.600% due 06/20/2014		600,000	5,079
1.600% due 09/20/2014		490,000	4,139
2.300% due 05/20/2030		40,000	343
2.300% due 06/20/2035		440,000	3,713
2.400% due 03/20/2034		180,000	1,552
2.500% due 09/20/2035		440,000	3,872
2.500% due 06/20/2036		290,000	2,544
Japanese Government CPI Linked Bond (b)
1.100% due 12/10/2016		400,000	3,341
1.168% due 06/10/2016		302,100	2,490
Resona Bank Ltd.
5.850% due 09/29/2049		$500	489
Sumitomo Mitsui Banking Corp.
1.348% due 12/31/2049	JPY	100,000	847
5.625% due 07/29/2049		$100	98

Total Japan (Cost $46,111)			43,856

JERSEY, CHANNEL ISLANDS 0.4%
Haus Ltd.
3.925% due 12/10/2037	EUR	607	801

Total Jersey, Channel Islands (Cost $586)			801

MEXICO 0.0%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$40	$41

Total Mexico (Cost $39)			41

NETHERLANDS 1.9%
Delphinus BV
3.806% due 04/25/2093	EUR	500	648
3.914% due 11/28/2031		500	662
3.984% due 06/25/2066		191	253
Dutch Mortgage-Backed Securities BV
3.693% due 10/02/2079		969	1,285
Holland Euro-Denominated Mortgage-Backed Series
3.772% due 04/18/2012		119	158
Netherlands Government Bond
3.750% due 07/15/2014		200	261
5.000% due 07/15/2011		200	275
Siemens Financieringsmaatschappij NV
5.424% due 08/14/2009		$200	200

Total Netherlands (Cost $3,536)			3,742

RUSSIA 0.1%
VTB Capital S.A. for Vneshtorgbank
6.115% due 09/21/2007		$200	201

Total Russia (Cost $200)			201

SPAIN 1.8%
Hipotebansa Mortgage Securitization Fund
3.672% due 07/18/2022	EUR	186	246
Spain Government Bond
4.200% due 07/30/2013		400	535
5.150% due 07/30/2009		1,990	2,705

Total Spain (Cost $2,564)			3,486

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	300	379

Total Tunisia (Cost $363)			379

UNITED KINGDOM 5.1%
Bauhaus Securities Ltd.
3.868% due 10/30/2052	EUR	302	400
Dolerite Funding PLC
5.655% due 08/20/2032		$34	34
HBOS PLC
5.920% due 09/29/2049		500	491
HSBC Holdings PLC
6.500% due 05/02/2036		2,100	2,267
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	802
Royal Bank of Scotland Group PLC
5.365% due 12/21/2007		$600	601
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	94
United Kingdom Gilt
4.000% due 03/07/2009	GBP	60	115
5.000% due 03/07/2008		800	1,563
5.000% due 03/07/2012		900	1,765
8.000% due 09/27/2013		790	1,820
XL Capital Europe PLC
6.500% due 01/15/2012		$200	208

Total United Kingdom (Cost $9,671)			10,160

UNITED STATES 92.3%
Asset-Backed Securities 0.9%
AFC Home Equity Loan Trust
6.060% due 12/22/2027		$21	21
Amortizing Residential Collateral Trust
5.700% due 10/25/2031		17	17
Amresco Residential Securities Mortgage Loan Trust
6.290% due 06/25/2029		12	12
Bear Stearns Asset-Backed Securities, Inc.
5.680% due 10/25/2032		8	8
5.800% due 03/25/2043		29	29
CS First Boston Mortgage Securities Corp.
5.660% due 01/25/2032		13	13
FBR Securitization Trust
5.470% due 11/25/2035		90	90
First Alliance Mortgage Loan Trust
5.580% due 12/20/2027		71	71
First NLC Trust
5.470% due 02/25/2036		77	78
Fremont Home Loan Trust
5.440% due 01/25/2036		26	26
GSAMP Trust
5.460% due 11/25/2035		27	27
5.640% due 03/25/2034		214	214
Quest Trust
5.910% due 06/25/2034		72	72
Renaissance Home Equity Loan Trust
5.850% due 12/25/2033		54	54
Residential Asset Mortgage Products, Inc.
5.630% due 06/25/2032		12	12
Residential Asset Securities Corp.
5.440% due 01/25/2036		103	103
5.600% due 07/25/2032		57	57
Structured Asset Securities Corp.
5.750% due 05/25/2034		69	70
Wells Fargo Home Equity Trust
5.580% due 10/25/2035		862	863

			1,837

Corporate Bonds & Notes 7.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		100	102
Atlantic & Western Re Ltd.
11.372% due 01/09/2007		500	500
AutoZone, Inc.
5.875% due 10/15/2012		100	100
Bank of America Corp.
5.378% due 11/06/2009		500	500
BellSouth Corp.
5.200% due 09/15/2014		200	196
Boston Scientific Corp.
5.450% due 06/15/2014		100	96
6.000% due 06/15/2011		500	505
6.400% due 06/15/2016		300	304
CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	201
Charter One Bank N.A.
5.430% due 04/24/2009		1,000	1,001
CIT Group, Inc.
5.493% due 08/17/2009		600	601
CNA Financial Corp.
6.000% due 08/15/2011		300	305
ConocoPhillips Australia Funding Co.
5.468% due 04/09/2009		1,000	1,002
CVS Corp.
5.750% due 08/15/2011		200	203
DaimlerChrysler N.A. Holding Corp.
5.750% due 09/08/2011		100	100
DR Horton, Inc.
6.000% due 04/15/2011		200	201
El Paso Corp.
7.625% due 09/01/2008		400	414
General Electric Capital Corp.
5.396% due 12/12/2008		300	300
General Motors Acceptance Corp.
6.000% due 04/01/2011		500	497
Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	90,000	754
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (i)	CAD	500	440
HJ Heinz Finance Co.
6.000% due 03/15/2012		$200	203
JPMorgan & Co., Inc.
9.604% due 02/15/2012		100	104
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	173
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036		$300	311
Merrill Lynch & Co., Inc.
5.464% due 08/14/2009		100	100
Mizuho JGB Investment LLC
9.870% due 12/29/2049		400	427
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		300	314
Morgan Stanley
5.824% due 10/18/2016		200	202
Sabre Holdings Corp.
7.350% due 08/01/2011		200	194
SB Treasury Co. LLC
9.400% due 12/29/2049		900	948
Sealed Air Corp.
5.625% due 07/15/2013		200	198
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	319
Toyota Motor Credit Corp.
5.346% due 10/12/2007		800	800
U.S. Bancorp
5.380% due 04/28/2009		600	601
Viacom, Inc.
5.750% due 04/30/2011		200	200
Wal-Mart Stores, Inc.
5.265% due 06/16/2008		500	500

			13,916

Mortgage-Backed Securities 3.7%
Banc of America Mortgage Securities
5.000% due 05/25/2034		441	434
Bear Stearns Alt-A Trust
5.837% due 11/25/2036		949	954
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		300	325
Countrywide Home Loan Mortgage Pass-Through Trust
5.730% due 09/25/2034		264	264
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		34	34
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		630	638
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		299	296
Greenpoint Mortgage Funding Trust
5.620% due 11/25/2045		52	52
GSR Mortgage Loan Trust
3.393% due 06/25/2034		361	360
Impac CMB Trust
5.750% due 07/25/2033		39	39
JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		600	630
MLCC Mortgage Investors, Inc.
5.730% due 03/15/2025		91	92
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		30	30
Sequoia Mortgage Trust
5.700% due 07/20/2033		432	433
Structured Asset Mortgage Investments, Inc.
5.640% due 07/19/2034		109	109
Washington Mutual, Inc.
5.114% due 10/25/2032		33	33
5.596% due 02/27/2034		137	138
5.620% due 12/25/2027		517	518
5.660% due 01/25/2045		221	222
5.954% due 05/25/2041		73	74
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		1,002	990
5.227% due 04/25/2036		655	658

			7,323

Municipal Bonds & Notes 0.7%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033		200	224
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033		100	101
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		380	397
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	105
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	206
New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.250% due 06/01/2013		400	409

			1,442

		Shares
Preferred Stocks 0.9%
DG Funding Trust
7.614% due 12/31/2049		172	1,813

	Principal Amount (000s)
U.S. Government Agencies 70.5%
Fannie Mae
4.190% due 11/01/2034		$726	719
4.951% due 12/01/2034		266	265
5.000% due 08/01/2035		1,358	1,312
5.450% due 01/25/2021		382	381
5.500% due 10/01/2016 - 10/01/2035		13,090	12,961
5.600% due 06/25/2044		175	175
6.000% due 07/01/2036 - 07/25/2044		110,318	111,077
6.470% due 09/25/2012		1,000	1,072
6.500% due 09/01/2036 - 01/01/2037		6,827	6,958
Federal Home Loan Bank
5.750% due 08/15/2011		1,000	1,033
Freddie Mac
5.958% due 10/25/2044		700	704
Government National Mortgage Association
5.125% due 11/20/2021 - 12/20/2026		57	58
5.250% due 01/20/2030		56	56
5.375% due 05/20/2028 - 06/20/2030		222	225
5.750% due 07/20/2022 - 09/20/2026		132	133
5.950% due 02/16/2030		95	96
6.000% due 02/16/2030 - 08/20/2034		667	684
Small Business Administration
6.640% due 02/01/2011		120	125
Tennessee Valley Authority
5.880% due 04/01/2036		1,000	1,103
7.140% due 05/23/2012		1,000	1,098

			140,235

U.S. Treasury Obligations 8.6%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		1,172	1,111
2.000% due 01/15/2014		437	425
2.000% due 07/15/2014		535	520
2.000% due 01/15/2026		102	96
3.000% due 07/15/2012		1,010	1,040
3.500% due 01/15/2011		1,276	1,328
U.S. Treasury Bonds
7.500% due 11/15/2016		50	61
8.125% due 08/15/2019		2,000	2,613
8.750% due 05/15/2017		1,800	2,382
8.875% due 02/15/2019		5,400	7,385
U.S. Treasury Notes
4.375% due 12/15/2010		100	99

			17,060

Total United States (Cost $184,794)			183,626

SHORT-TERM INSTRUMENTS 3.9%
Certificates of Deposit 0.5%
Countrywide Funding Corp.
5.350% due 08/16/2007		$900	900

Commercial Paper 0.5%
San Paolo IMI U.S. Financial Co.
5.290% due 01/02/2007		500	500
Time Warner, Inc.
5.390% due 01/25/2007		500	498

			998

Repurchase Agreements 1.6%
State Street Bank and Trust Co.
4.900% due 01/02/2007		3,259	3,259
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $3,328. Repurchase proceeds are $3,261.)

U.S. Treasury Bills 1.3%
4.822% due 03/01/2007 - 03/15/2007 (a)(c)(e)		2,595	2,569

Total Short-Term Instruments (Cost $7,729)			7,726

Purchased Options (g) 0.4% (Cost $1,340)			829
Total Investments (d) 166.9% (Cost $332,162)			$332,127
Written Options (h) (0.6%) (Premiums $1,269)			(1,241)
Other Assets and Liabilities (Net) (66.3%)			(131,868)

Net Assets 100.0%			$199,018

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $991 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(d) As of December 31, 2006, portfolio securities with an aggregate value of $11,457 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $1,578 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	39	$(2)
90-Day Eurodollar December Futures	Long	12/2008	38	37
90-Day Eurodollar June Futures	Long	06/2008	89	(16)
90-Day Eurodollar March Futures	Long	03/2008	54	(6)
90-Day Eurodollar March Futures	Long	03/2009	25	26
90-Day Eurodollar September Futures	Long	09/2007	94	(23)
90-Day Eurodollar September Futures	Long	09/2008	84	37
Euro-Bund 10-Year Note March Futures	Long	03/2007	123	(445)
Euro-Bund 10-Year Note March Futures	Short	03/2007	159	24
Japan Government 10-Year Bond March Futures	Long	03/2007	22	(22)
U.S. Treasury 5-Year Note March Futures	Long	03/2007	476	(253)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	133	(117)
U.S. Treasury 30-Year Bond March Futures	Long	03/2007	15	(16)

				$(776)

(f) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016	EUR	600	$1
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		500	0
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		500	0
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		100	0
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		100	0
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%)	12/20/2016		200	0
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	9/20/2007	JPY	59,000	4
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%)	6/20/2011		$200	(2)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		3,700	0
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	3/20/2012		200	(1)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		1,500	1
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	6/20/2011		200	0
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	9/20/2011		100	(1)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	3/20/2012		200	0
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012		100	(1)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	6/20/2008		200	0
Credit Suisse First Boston	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%)	9/20/2013		200	0
Deutsche Bank AG	ACE INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	6/20/2014		100	(1)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%)	6/20/2014		100	1
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014		100	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		6,700	(10)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%	8/20/2011		2,000	47
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	9/20/2011		200	(2)
JPMorgan Chase & Co.	Sabre Holdings Corp. 7.350% due 08/01/2011	Buy	(0.930%)	9/20/2011		200	15
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%)	8/20/2016		1,100	(56)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	8/20/2011		3,600	73
Lehman Brothers, Inc.	CVS Corp. 5.750% due 08/15/2011	Buy	(0.210%)	9/20/2011		200	0
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	9/20/2014		200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%)	8/20/2016		2,000	(90)
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	6/20/2007		600	2
Merrill Lynch & Co., Inc.	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%)	6/20/2011		200	(1)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%)	6/20/2011		500	(7)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	8/20/2011		2,100	52
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%)	8/20/2016		1,200	(65)
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%)	3/20/2016		200	0
Royal Bank of Scotland Group PLC	Landsbanki Islands Hf floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	9/20/2009		200	0
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%)	9/20/2011		100	(1)
Royal Bank of Scotland Group PLC	Kaupthing Bank Hf 5.750% due 10/04/2011	Buy	(0.490%)	12/20/2011		200	0
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016		200	0
UBS AG	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%)	6/20/2016		400	0
UBS AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		1,000	0

							$(43)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	7,800	$(29)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	6/15/2010		6,900	(143)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	6/15/2015		3,900	109
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/15/2012		1,400	(9)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	6/15/2017		800	10
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	6/15/2012		1,000	(7)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	6/15/2017		600	8
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009		4,900	(19)
UBS AG	6-Month Australian Bank Bill	Pay	6.000%	6/15/2010		6,300	(138)
UBS AG	6-Month Australian Bank Bill	Receive	6.000%	6/15/2015		3,500	109
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	6/15/2015	CAD	800	1
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	6/15/2015		600	22
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010	EUR	200	(10)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,300	110
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		300	(1)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,000	51
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		300	(4)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		20,170	(158)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		8,900	65
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		500	(21)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		800	9
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		100	(5)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		500	9
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		300	(12)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	6/15/2017		2,500	75
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		1,100	(34)
UBS AG	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		800	(36)
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,500	64
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010	GBP	1,100	(23)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	9/15/2017		2,100	(8)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/18/2034		100	6
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,100	21
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	6/12/2036		100	5
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		100	(2)
Citibank N.A.	6-Month GBP-LIBOR	Receive	5.000%	12/16/2019		200	(3)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		2,300	(36)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		400	(8)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	6/12/2036		300	18
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		100	(2)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		800	(19)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		7,800	(314)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		400	(11)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	7
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		800	(18)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	3
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	9/14/2009		200	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		400	(10)
Royal Bank of Scotland Group PLC	6-Month HUF-LIBOR	Receive	7.540%	9/27/2016	HUF	33,000	(6)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.540%	9/27/2016		186,000	(41)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.720%	10/6/2016		67,000	(22)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.720%	10/10/2016		58,000	(19)
JPMorgan Chase & Co.	6-Month HUF-LIBOR	Receive	7.720%	10/10/2016		19,000	(6)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016	JPY	150,000	(10)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	3/18/2008		300,000	5
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016		60,000	(3)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	3/18/2008		900,000	12
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	6/20/2010		200,000	(11)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	9/21/2011		340,000	3
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016		1,730,000	(105)
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		110,000	(21)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016		270,000	(10)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	9/18/2008		900,000	3
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016		990,000	(65)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	9/27/2016		500,000	(89)
UBS AG	6-Month JPY-LIBOR	Receive	0.800%	3/20/2012		540,000	(28)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016	MXN	6,000	21
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	9/22/2016		9,000	60
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	9/23/2016		3,000	19
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016		40,300	25
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	9/23/2016		1,000	6
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		4,000	14
Bank of America	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		$12,600	288
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2012		24,500	269
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		1,100	16
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		1,200	26
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		2,700	47
Deutsche Bank AG	Difference in Constant Maturity Swap 10-Year vs. 2-Year	Receive	0.288%	12/7/2007		1,700	(6)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		10,400	91
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		1,000	23
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		9,300	81
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		1,600	37
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		2,600	(56)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2012		13,800	153
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		3,100	53
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		16,600	(360)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		6,000	124
UBS AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		300	(16)

							$125

(g) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note March Futures	$102.500	2/23/2007	381	$7	$6
Put - CBOT U.S. Treasury 5-Year Note March Futures	103.000	2/23/2007	28	0	1
Put - CME 90-Day Eurodollar March Futures	91.500	3/19/2007	70	1	0
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	74	1	0
Put - CME 90-Day Eurodollar March Futures	92.250	3/19/2007	63	1	0

				$10	$7

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007	GBP	5,400	$28	$2
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007		3,500	18	3
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	5/11/2007		3,000	17	1
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	9/14/2007		3,500	18	8
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007		4,900	23	4
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.170%	9/14/2007		7,000	40	18
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	5/17/2007		4,000	22	1
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	6/6/2007		3,500	19	1
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007		3,500	20	3
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	9/14/2007		7,000	39	17
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	9/14/2007		3,500	20	10
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007		$16,000	59	48
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		12,000	47	17
Call - OTC 1-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		52,600	125	39
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.200%	5/9/2007		54,400	219	253
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		17,500	113	107
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.750%	4/27/2009		400	21	36
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	6.250%	4/27/2009		400	28	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		2,000	9	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007		9,200	31	28
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.150%	5/8/2007		72,700	272	297
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		28,000	106	40

								$1,294	$943

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/5/2007	$2,000	$20	$36

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2037	$102.000	3/6/2007	$9,000	$1	$0
Call - OTC Fannie Mae 5.000% due 03/01/2037	106.000	3/6/2007	20,000	2	1
Put - OTC Fannie Mae 6.000% due 02/01/2037	93.063	2/5/2007	13,000	1	0
Put - OTC Fannie Mae 6.000% due 03/01/2037	91.000	3/6/2007	65,000	8	6
Put - OTC Fannie Mae 6.000% due 03/01/2037	91.688	3/6/2007	10,000	1	0
Put - OTC Fannie Mae 6.000% due 03/01/2037	91.875	3/6/2007	13,000	2	1
Put - OTC Fannie Mae 6.000% due 03/01/2037	92.219	3/6/2007	5,000	1	0

				$16	$8

Straddle Options

Description	Counterparty	Exercise Price(2)	Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	2/13/2007	$5,200	$0	$(67)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	5/10/2007	1,700	0	(8)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	1/17/2007	3,000	0	(41)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	3/20/2007	5,100	0	(49)

					$0	$(165)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP	2,600	$44	$13
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		1,000	18	9
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		1,400	26	7
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		2,000	40	18
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	6/6/2007		1,000	20	4
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		1,000	18	5
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		2,000	40	18
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		1,000	20	9
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		$7,000	57	57
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Pay	5.900%	1/2/2007		1,800	18	0
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		5,000	48	23
Put - OTC 10-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.900%	1/2/2007		100	1	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.315%	5/9/2007		23,700	222	339
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.250%	5/16/2007		1,900	21	30
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		7,600	110	116
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.250%	5/16/2007		1,400	18	22
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		1,000	11	5
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007		4,000	32	43
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.280%	5/8/2007		31,600	279	417
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.750%	7/2/2007		11,600	113	48
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		12,000	109	55

								$1,265	$1,238

Credit Default Swaptions

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	0.450%	6/20/2008	$700	$4	$3

(i) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	6/1/2016	11/3/2006	$453	$440	0.22%

(j) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	1/1/2037	$23,000	$22,392	$22,209
Fannie Mae	5.000%	2/1/2037	11,000	10,618	10,622
Fannie Mae	5.500%	1/1/2037	5,950	5,930	5,881
U.S. Treasury Bonds	4.500%	2/15/2036	7,000	6,744	6,791
U.S. Treasury Notes	3.000%	2/15/2009	300	291	293
U.S. Treasury Notes	4.625%	11/15/2016	9,100	9,164	9,115
U.S. Treasury Notes	4.875%	5/31/2011	300	306	304
U.S. Treasury Notes	5.125%	5/15/2016	6,200	6,498	6,449

				$61,943	$61,664

(3)	Market value includes $270 of interest payable on short sales.

(k) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4,280	01/2007	$48	$0	$48
Sell		29	01/2007	0	0	0
Buy		1,839	02/2007	11	0	11
Buy	BRL	212	05/2007	3	0	3
Buy		809	06/2007	7	0	7
Sell	CAD	2,161	01/2007	52	0	52
Buy	CLP	18,098	02/2007	0	0	0
Buy		8,300	06/2007	0	0	0
Buy	CNY	15,689	05/2007	6	0	6
Buy		8,337	08/2007	23	0	23
Buy		7,880	09/2007	23	0	23
Buy		15,578	11/2007	9	0	9
Sell	DKK	15,856	03/2007	1	(5)	(4)
Buy	EUR	650	01/2007	1	0	1
Sell		49,405	01/2007	697	(27)	670
Sell	GBP	2,193	01/2007	2	(23)	(21)
Sell	JPY	593,002	01/2007	64	0	64
Sell		3,933,053	02/2007	444	0	444
Buy	KRW	393,702	02/2007	13	0	13
Buy		210,326	03/2007	4	0	4
Buy	MXN	6,301	01/2007	5	0	5
Buy		1,060	04/2007	2	0	2
Buy	NOK	1,741	01/2007	0	(7)	(7)
Buy		1,753	03/2007	0	(5)	(5)
Sell	NZD	5,089	01/2007	0	(177)	(177)
Sell		2,139	02/2007	0	(36)	(36)
Sell	PLN	80	04/2007	0	(1)	(1)
Buy		102	06/2007	0	0	0
Buy	RUB	1,394	01/2007	1	0	1
Buy		1,037	09/2007	0	0	0
Buy	SGD	743	01/2007	6	0	6
Buy	TWD	20,164	02/2007	0	(8)	(8)
Sell		5,049	02/2007	0	(1)	(1)
Buy	ZAR	216	06/2007	0	0	0

				$1,422	$(290)	$1,132

See accompanying notes

Schedule of Investments

Global Bond Fund (Unhedged)

December 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.2%
Mizuho Finance Aruba Ltd.
2.005% due 04/27/2049	JPY	100,000	$852
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		100,000	865

Total Aruba (Cost $1,756)			1,717

AUSTRALIA 0.0%
Medallion Trust
5.602% due 07/12/2031		$409	410

Total Australia (Cost $410)			410

AUSTRIA 0.5%
Austria Government Bond
5.000% due 01/15/2008	EUR	3,000	4,005
5.500% due 01/15/2010		600	827

Total Austria (Cost $3,468)			4,832

CANADA 0.3%
DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009	CAD	1,100	944
Province of Ontario Canada
6.200% due 06/02/2031		200	212
Province of Quebec Canada
5.000% due 12/01/2038		1,500	1,351
5.750% due 12/01/2036		900	902

Total Canada (Cost $3,485)			3,409

CAYMAN ISLANDS 2.3%
Asahi Finance Cayman Ltd.
1.654% due 02/28/2049	JPY	300,000	2,522
ASIF II
4.439% due 06/15/2007	CAD	4,400	3,773
Foundation Re II Ltd.
12.123% due 11/26/2010		$500	500
Mizuho Finance Cayman Ltd.
1.007% due 09/28/2049	JPY	100,000	844
1.581% due 12/31/2049		300,000	2,575
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$2,900	2,948
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	1,420
Mystic Re Ltd.
11.670% due 12/05/2008		$250	250
14.370% due 12/05/2008		350	350
Pylon Ltd.
7.579% due 12/18/2008	EUR	1,500	1,995
SHL Corp. Ltd.
1.128% due 12/25/2024	JPY	21,679	184
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$2,100	2,084
Vita Capital Ltd.
6.710% due 01/01/2007		1,500	1,500
Vita Capital III Ltd.
6.466% due 01/01/2011		2,300	2,299

Total Cayman Islands (Cost $23,142)			23,244

DENMARK 0.5%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	144	27
Nykredit Realkredit A/S
4.158% due 10/01/2038		11,000	1,902
6.000% due 10/01/2029		936	173
Realkredit Danmark A/S
4.510% due 10/01/2038		15,000	2,600

Total Denmark (Cost $4,652)			4,702

FRANCE 3.3%
Axa S.A.
3.750% due 01/01/2017	EUR	397	759
France Government Bond
4.000% due 04/25/2009		560	741
4.000% due 10/25/2009		80	106
4.000% due 04/25/2014		600	794
4.000% due 10/25/2014		3,100	4,099
4.000% due 04/25/2055		400	521
4.750% due 04/25/2035		700	1,020
5.750% due 10/25/2032		4,100	6,786
French Treasury Notes
3.500% due 01/12/2009		13,800	18,080

Total France (Cost $32,589)			32,906

GERMANY 27.0%
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EUR	1,350	1,785
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		520	689
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		530	706
Republic of Germany
4.000% due 07/04/2009		2,200	2,911
4.250% due 01/04/2014		26,500	35,603
4.250% due 07/04/2014		45,400	61,058
4.500% due 01/04/2013		3,040	4,132
4.750% due 07/04/2028		1,300	1,873
4.750% due 07/04/2034		4,100	5,987
5.000% due 01/04/2012		3,200	4,425
5.000% due 07/04/2012		5,900	8,185
5.250% due 07/04/2010		15,100	20,781
5.250% due 01/04/2011		15,200	21,028
5.375% due 01/04/2010		1,900	2,610
5.500% due 01/04/2031		6,200	9,890
5.625% due 01/04/2028		35,800	57,233
6.250% due 01/04/2024		5,200	8,683
6.250% due 01/04/2030		5,200	9,011
6.500% due 07/04/2027		5,980	10,483

Total Germany (Cost $259,489)			267,073

ICELAND 0.1%
Kaupthing Bank Hf
5.750% due 10/04/2011		$900	900

Total Iceland (Cost $895)			900

IRELAND 0.9%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,000	2,632
Bank of Ireland
5.375% due 12/19/2008		$2,400	2,401
Celtic Residential Irish Mortgage Securitisation
3.880% due 06/13/2035	EUR	2,497	3,306
Osiris Capital PLC
10.360% due 01/15/2010		$500	503

Total Ireland (Cost $8,517)			8,842

ITALY 1.6%
Italy Buoni Poliennali Del Tesoro
4.250% due 11/01/2009	EUR	2,470	3,288
4.500% due 05/01/2009		4,150	5,548
5.500% due 11/01/2010		1,400	1,948
Siena Mortgages SpA
3.909% due 12/16/2038		3,760	4,983

Total Italy (Cost $15,013)			15,767

JAPAN 27.0%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,177
Japan Government Bond
0.700% due 09/20/2008	JPY	630,000	5,291
1.500% due 03/20/2011		6,530,000	55,723
1.500% due 03/20/2014		2,330,000	19,613
1.500% due 03/20/2015		1,800,000	15,044
1.600% due 09/20/2013		1,030,000	8,759
1.600% due 06/20/2014		4,900,000	41,477
1.600% due 09/20/2014		3,110,000	26,271
2.300% due 05/20/2030		400,000	3,433
2.300% due 06/20/2035		2,440,000	20,592
2.400% due 03/20/2034		590,000	5,089
2.500% due 09/20/2035		1,620,000	14,255
2.500% due 06/20/2036		1,430,000	12,546
Japanese Government CPI Linked Bond (b)
1.100% due 12/10/2016		2,000,000	16,703
1.168% due 06/10/2016		1,520,570	12,535
Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	3,717
Sumitomo Mitsui Banking Corp.
1.348% due 12/31/2049	JPY	100,000	847
1.445% due 12/01/2049		200,000	1,691
5.625% due 07/29/2049		$900	881

Total Japan (Cost $283,114)			266,644

JERSEY, CHANNEL ISLANDS 0.3%
Haus Ltd.
3.925% due 12/10/2037	EUR	1,699	2,244
SRM Investment Ltd.
3.838% due 08/26/2034		748	989

Total Jersey, Channel Islands (Cost $2,516)			3,233

NETHERLAND ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	100,000	841

Total Netherland Antilles (Cost $851)			841

NETHERLANDS 2.3%
Delphinus BV
3.806% due 04/25/2093	EUR	2,000	2,591
3.914% due 11/28/2031		5,000	6,622
Dutch Mortgage Portfolio Loans BV
3.848% due 11/20/2035		2,447	3,245
Dutch Mortgage-Backed Securities BV
3.693% due 10/02/2079		969	1,285
3.804% due 11/02/2035		294	389
3.824% due 07/02/2077		598	791
Holland Euro-Denominated Mortgage-Backed Series
3.772% due 04/18/2012		477	631
Netherlands Government Bond
3.750% due 07/15/2014		2,700	3,518
5.000% due 07/15/2011		2,100	2,893
Siemens Financieringsmaatschappij NV
5.424% due 08/14/2009		$800	801
Total Netherlands (Cost $20,332)			22,766
NEW ZEALAND 0.1%
New Zealand Government Bond
4.500% due 02/15/2016	NZD	907	878

Total New Zealand (Cost $421)			878

RUSSIA 0.1%
VTB Capital S.A. for Vneshtorgbank
6.115% due 09/21/2007		$1,500	1,504

Total Russia (Cost $1,500)			1,504

SPAIN 1.6%
Spain Government Bond
4.000% due 01/31/2010	EUR	980	1,297
4.200% due 07/30/2013		2,900	3,879
4.200% due 01/31/2037		1,300	1,734
5.150% due 07/30/2009		6,140	8,347
5.750% due 07/30/2032		30	50

Total Spain (Cost $12,314)			15,307

TUNISIA 0.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	2,600	3,286

Total Tunisia (Cost $3,143)			3,286

UNITED KINGDOM 3.1%
Bauhaus Securities Ltd.
3.868% due 10/30/2052	EUR	6,249	8,270
Dolerite Funding PLC
5.655% due 08/20/2032		$198	198
HBOS PLC
5.920% due 09/29/2049		3,900	3,832
Holmes Financing PLC
3.734% due 10/15/2009	EUR	1,800	2,377
3.754% due 07/15/2010		3,200	4,228
HSBC Holdings PLC
6.500% due 05/02/2036		$4,600	4,965
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	2,410	3,275
Royal Bank of Scotland Group PLC
5.365% due 12/21/2007		$2,600	2,603
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	377
XL Capital Europe PLC
6.500% due 01/15/2012		300	313

Total United Kingdom (Cost $27,976)			30,438

UNITED STATES 94.0%
Asset-Backed Securities 1.0%
AFC Home Equity Loan Trust
6.060% due 12/22/2027		$42	42
Amortizing Residential Collateral Trust
5.700% due 10/25/2031		51	51
Amresco Residential Securities Mortgage Loan Trust
6.290% due 06/25/2029		74	77
Bear Stearns Asset-Backed Securities, Inc.
5.680% due 10/25/2032		49	50
5.750% due 10/27/2032		105	106
5.800% due 03/25/2043		76	77
Citibank Credit Card Master Trust I
5.750% due 07/16/2009	EUR	1,000	681
CS First Boston Mortgage Securities Corp.
5.660% due 01/25/2032		$40	40
FBR Securitization Trust
5.470% due 10/25/2035		138	139
5.470% due 11/25/2035		269	269
First NLC Trust
5.470% due 02/25/2036		542	542
Fremont Home Loan Trust
5.440% due 01/25/2036		132	132
GE-WMC Mortgage Securities LLC
5.450% due 12/25/2035		389	389
Indymac Residential Asset-Backed Trust
5.450% due 03/25/2036		285	285
Quest Trust
5.910% due 06/25/2034		373	374
Residential Asset Mortgage Products, Inc.
5.630% due 06/25/2032		37	37
Residential Asset Securities Corp.
5.450% due 11/25/2035		299	299
5.600% due 07/25/2032		214	214
Saxon Asset Securities Trust
5.620% due 01/25/2032		116	116
Soundview Home Equity Loan Trust
5.450% due 12/25/2035		235	235
Wells Fargo Home Equity Trust
5.580% due 10/25/2035		5,317	5,325

			9,480

Bank Loan Obligations 0.5%
Ford Motor Co.
8.360% due 11/29/2013		1,000	1,000
Georgia-Pacific Corp.
7.300% due 12/20/2012		1,524	1,533
7.350% due 12/20/2012		95	96
7.367% due 12/20/2012		366	368
HCA, Inc.
8.114% due 11/14/2013		1,900	1,923

			4,920

Corporate Bonds & Notes 8.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		500	510
Atlantic & Western Re Ltd.
11.372% due 01/09/2007		2,700	2,702
AutoZone, Inc.
5.875% due 10/15/2012		800	803
Bank of America N.A.
5.361% due 12/18/2008		3,750	3,750
Boston Scientific Corp.
5.450% due 06/15/2014		400	385
6.000% due 06/15/2011		2,800	2,829
6.400% due 06/15/2016		1,700	1,723
C10 Capital SPV Ltd.
6.722% due 12/01/2049		1,200	1,201
Charter One Bank N.A.
5.430% due 04/24/2009		4,500	4,506
CMS Energy Corp.
8.900% due 07/15/2008		900	945
9.875% due 10/15/2007		300	311
CNA Financial Corp.
6.000% due 08/15/2011		800	814
CVS Corp.
5.750% due 08/15/2011		300	304
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		300	293
5.600% due 03/07/2007		6,700	6,701
5.750% due 09/08/2011		400	399
El Paso Corp.
7.625% due 08/16/2007		200	203
Ford Motor Credit Co.
7.875% due 06/15/2010		1,000	1,009
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	1,000	1,329
5.396% due 12/12/2008		$1,700	1,702
General Motors Acceptance Corp.
6.000% due 04/01/2011		2,600	2,586
7.430% due 12/01/2021		71	72
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (j)	CAD	2,200	1,936
Harrah’s Operating Co., Inc.
5.975% due 02/08/2008		$2,000	2,004
Health Care Property Investors, Inc.
5.950% due 09/15/2011		300	303
HJ Heinz Finance Co.
6.000% due 03/15/2012		900	915
HSBC Finance Corp.
5.500% due 01/19/2016		5,400	5,435
Johnson Controls, Inc.
5.250% due 01/15/2011		900	894
JPMorgan & Co., Inc.
9.604% due 02/15/2012		760	789
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,561
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036		$1,300	1,347
Lennar Corp.
5.950% due 10/17/2011		900	906
Loews Corp.
5.250% due 03/15/2016		300	293
Masco Corp.
5.875% due 07/15/2012		300	301
May Department Stores Co.
4.800% due 07/15/2009		300	295
Merrill Lynch & Co., Inc.
5.464% due 08/14/2009		400	400
Mirage Resorts, Inc.
6.750% due 08/01/2007		900	908
Mizuho JGB Investment LLC
9.870% due 12/29/2049		400	424
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		500	523
Morgan Stanley
5.499% due 01/18/2008		2,100	2,104
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	920
NiSource Finance Corp.
5.400% due 07/15/2014		300	291
Ryder System, Inc.
3.500% due 03/15/2009		1,000	956
SB Treasury Co. LLC
9.400% due 12/29/2049		2,900	3,055
Sealed Air Corp.
6.950% due 05/15/2009		800	825
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		2,800	2,974
Toyota Motor Credit Corp.
5.346% due 10/12/2007		7,300	7,303
Viacom, Inc.
5.750% due 04/30/2011		2,000	2,003
Wal-Mart Stores, Inc.
5.265% due 06/16/2008		2,400	2,400
Xerox Credit Corp.
2.000% due 06/06/2007	JPY	200,000	1,684

			78,826

Mortgage-Backed Securities 4.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		$1,620	1,592
Banc of America Mortgage Securities
5.000% due 05/25/2034		3,714	3,657
Bear Stearns Alt-A Trust
5.837% due 11/25/2036		6,450	6,488
Citicorp Real Estate, Inc.
7.430% due 01/01/2024		49	49
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		8,431	8,350
Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 03/25/2035		4,665	4,679
5.680% due 02/25/2035		959	963
CS First Boston Mortgage Securities Corp.
5.570% due 11/15/2019		410	411
5.629% due 05/25/2032		35	35
6.500% due 04/25/2033		172	172
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		2,388	2,371
JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		2,300	2,415
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		247	246
Mellon Residential Funding Corp.
5.790% due 12/15/2030		1,153	1,158
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		138	139
Sequoia Mortgage Trust
5.700% due 10/19/2026		705	706
5.700% due 07/20/2033		1,726	1,732
Structured Asset Mortgage Investments, Inc.
5.640% due 07/19/2034		543	543
Washington Mutual, Inc.
5.114% due 10/25/2032		136	135
5.580% due 04/25/2045		2,700	2,709
5.610% due 11/25/2045		1,044	1,048
5.620% due 12/25/2027		3,061	3,062
5.660% due 01/25/2045		1,239	1,242

			43,902

Municipal Bonds & Notes 0.9%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
5.861% due 01/01/2014		270	296
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033		900	1,007
6.750% due 06/01/2039		300	344
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033		400	406
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		285	298
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		790	787
Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027		900	948
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	105
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2037		1,000	1,085
New York City, New York Municipal Finance Authority Water and Sewer Systems Revenue Bonds, Series 2006
4.750% due 06/15/2038 (e)		1,100	1,133
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
5.000% due 06/15/2035		1,200	1,253
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
5.902% due 12/15/2013		3	3
New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.250% due 06/01/2013		1,400	1,431
5.500% due 06/01/2017		200	214

			9,310

	Shares
Preferred Stocks 0.1%
DG Funding Trust
7.614% due 12/31/2049		130	1,370

	Principal Amount (000s)
U.S. Government Agencies 66.8%
Fannie Mae
0.000% due 06/01/2017		$30,300	17,855
4.190% due 11/01/2034		8,350	8,271
4.951% due 12/01/2034		1,279	1,271
5.000% due 07/01/2018 - 03/01/2036		17,585	16,915
5.500% due 10/01/2017 - 11/01/2033		27,304	27,036
6.000% due 01/01/2037		502,000	505,451
6.470% due 09/25/2012		1,000	1,073
6.500% due 06/01/2034 - 01/01/2037		34,735	35,399
6.565% due 03/01/2024		24	25
7.438% due 11/01/2023		15	16
9.000% due 04/01/2016		19	20
15.750% due 12/01/2011		1	1
Federal Farm Credit Bank
7.530% due 04/15/2009		475	501
Federal Home Loan Bank
4.300% due 05/12/2008		10,000	9,895
5.750% due 08/15/2011		500	516
Federal Housing Administration
7.400% due 02/01/2021		290	292
Freddie Mac
4.500% due 02/15/2020		11,030	10,715
5.000% due 12/15/2031		3,600	3,453
5.700% due 12/15/2030		754	755
5.958% due 10/25/2044		8,000	8,045
6.678% due 05/01/2023		96	98
6.742% due 02/01/2029		470	480
Government National Mortgage Association
5.125% due 12/20/2023 - 12/20/2026		104	106
5.250% due 01/20/2030		137	137
5.375% due 05/20/2022 - 05/20/2030		575	581
5.750% due 07/20/2022 - 09/20/2026		221	223
5.950% due 02/16/2030		334	338
6.000% due 08/20/2034		4,025	4,134
8.500% due 12/15/2029 - 02/15/2031		302	324
Small Business Administration
6.640% due 02/01/2011		461	478
7.640% due 03/01/2010		78	82
Tennessee Valley Authority
5.880% due 04/01/2036		3,900	4,304
7.140% due 05/23/2012		1,000	1,098

			659,888

U.S. Treasury Obligations 12.3%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		4,155	3,941
1.875% due 07/15/2015		208	199
2.000% due 01/15/2014		6,773	6,581
2.000% due 07/15/2014		6,425	6,238
2.000% due 01/15/2026		508	478
3.000% due 07/15/2012		9,205	9,476
3.500% due 01/15/2011		2,899	3,019
3.625% due 04/15/2028		250	301
U.S. Treasury Bonds
6.125% due 11/15/2027		500	580
6.625% due 02/15/2027		1,000	1,219
8.000% due 11/15/2021		8,300	11,005
8.125% due 05/15/2021		9,300	12,386
8.875% due 02/15/2019		29,300	40,072
U.S. Treasury Notes
3.500% due 02/15/2010		18,500	17,855
U.S. Treasury Strips
0.000% due 02/15/2019		11,200	6,243
0.000% due 08/15/2024		3,500	1,469

			121,062

Total United States (Cost $931,596)			928,758

SHORT-TERM INSTRUMENTS 6.9%
Certificates of Deposit 0.5%
Countrywide Funding Corp.
5.360% due 08/16/2007		$4,700	4,699

Commercial Paper 3.1%
Rabobank USA Financial Corp.
5.280% due 01/02/2007		22,800	22,800
Time Warner, Inc.
5.390% due 01/25/2007		3,300	3,289
UBS Finance Delaware LLC
5.225% due 03/08/2007		4,600	4,554

			30,643

Repurchase Agreements 0.6%
Lehman Brothers, Inc.
4.850% due 01/02/2007		6,000	6,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $6,147. Repurchase proceeds are $6,003.)

Tri-Party Repurchase Agreements 0.9%
State Street Bank and Trust Co.
4.900% due 01/02/2007		8,690	8,690
(Dated 12/29/2006. Collateralized by Fannie Mae 3.530% due 09/05/2008 valued at $8,867. Repurchase proceeds are $8,695.)

U.S. Treasury Bills 1.8%
4.826% due 03/01/2007 - 03/15/2007 (a)(c)(f)		17,945	17,763

Total Short-Term Instruments (Cost $67,820)			67,795

Purchased Options (h) 0.5% (Cost $6,691)			4,723
Total Investments (d) 173.0% (Cost $1,711,690)			$1,709,975
Written Options (i) (0.7%) (Premiums $6,940)			(7,283)
Other Assets and Liabilities (Net) (72.3%)			(714,222)

Net Assets 100.0%			$988,470

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $11,382 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(d) As of December 31, 2006, portfolio securities with an aggregate value of $51,731 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Residual Interest Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(f) Securities with an aggregate market value of $4,645 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	110	$(7)
90-Day Eurodollar December Futures	Long	12/2008	20	(14)
90-Day Eurodollar June Futures	Long	06/2007	563	(5)
90-Day Eurodollar June Futures	Long	06/2008	143	0
90-Day Eurodollar June Futures	Long	06/2009	51	21
90-Day Eurodollar March Futures	Long	03/2008	185	(30)
90-Day Eurodollar September Futures	Long	09/2007	651	(163)
90-Day Eurodollar September Futures	Long	09/2008	276	129
Euro-Bund 10-Year Note March Futures	Long	03/2007	1,359	(1,979)
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 118.500	Short	03/2007	51	8
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.000	Short	03/2007	365	115
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.500	Short	03/2007	175	65
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 112.000	Long	03/2007	807	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 114.500	Short	03/2007	19	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 115.000	Short	03/2007	18	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 115.500	Short	03/2007	51	(16)
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 116.000	Short	03/2007	82	(56)
Japan Government 10-Year Bond March Futures	Long	03/2007	40	(57)
U.S. Treasury 5-Year Note March Futures	Short	03/2007	127	89
U.S. Treasury 10-Year Note March Futures	Long	03/2007	632	(743)
U.S. Treasury 30-Year Bond March Futures	Long	03/2007	291	(549)

				$(3,192)

(g) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016	EUR	2,700	$3
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		2,300	2
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		2,500	1
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		600	0
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		700	0
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%)	12/20/2016		800	1
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	9/20/2007	JPY	259,000	17
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%)	9/20/2009		$300	0
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		14,900	4
Barclays Bank PLC	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.110%)	3/20/2009		1,000	0
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%)	6/20/2009		900	(1)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	3/20/2012		400	(3)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		10,000	8
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%)	6/20/2010		300	(1)
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	6/20/2011		800	1
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	9/20/2011		800	(6)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	3/20/2012		1,000	0
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%)	9/20/2014		300	(2)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%)	3/20/2016		300	(2)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012		800	(10)
Credit Suisse First Boston	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%)	3/20/2011		900	(1)
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%)	9/20/2011		1,100	(3)
Deutsche Bank AG	ACE INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	6/20/2014		500	(5)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%)	6/20/2014		400	2
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014		400	(5)
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	9/20/2010		500	11
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		31,900	(44)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.320%	2/20/2007		700	0
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	9/20/2011		300	(3)
JPMorgan Chase & Co.	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.660%)	12/20/2011		900	(5)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%)	6/20/2010		1,000	(6)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	8/20/2011		8,100	164
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%	8/20/2011		6,600	156
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	8/20/2011		3,100	76
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%)	8/20/2016		1,700	(90)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.140%)	8/20/2016		3,700	(189)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.060%)	8/20/2016		4,500	(202)
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	6/20/2007		2,400	8
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	3/20/2010		1,984	18
Merrill Lynch & Co., Inc.	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%)	6/20/2011		1,000	(4)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%)	6/20/2011		2,600	(39)
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%	8/20/2011		9,000	208
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.130%)	8/20/2016		5,000	(252)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	3/20/2010		10,912	100
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	9/20/2010		500	(30)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	6/20/2011		300	(2)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	8/20/2011		6,500	162
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	9/20/2012		300	(1)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%)	8/20/2016		3,600	(195)
Royal Bank of Canada	DaimlerChrysler Canada Finance Inc. 4.850% due 03/30/2009	Buy	(0.350%)	6/20/2009		1,000	(1)
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%)	3/20/2016		1,600	1
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%)	9/20/2011		300	0
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%)	9/20/2011		400	(2)
Royal Bank of Scotland Group PLC	Kaupthing Bank Hf 5.750% due 10/04/2011	Buy	(0.490%)	12/20/2011		900	0
UBS AG	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%)	6/20/2016		1,900	1
UBS AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		4,700	2

							$(158)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	6/15/2010	AUD	38,900	$(821)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	6/15/2015		22,300	639
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009		41,400	(110)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009		22,900	(87)
UBS AG	6-Month Australian Bank Bill	Pay	6.000%	6/15/2010		52,400	(1,114)
UBS AG	6-Month Australian Bank Bill	Receive	6.000%	6/15/2015		29,900	917
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	6/15/2015	CAD	2,300	4
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010	EUR	1,400	(63)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		17,000	296
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		9,000	158
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	6/17/2012		27,100	1,243
Credit Suisse First Boston	6-Month EUR-LIBOR	Receive	4.000%	6/15/2017		30,300	701
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		39,200	(100)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		400	(3)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		20,500	149
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		20	(1)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		15,900	210
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		500	(16)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		400	(18)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,900	33
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		1,000	(15)
UBS AG	6-Month EUR-LIBOR	Pay	4.000%	6/17/2010		3,400	(155)
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		14,200	265
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010	GBP	5,900	(128)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		1,500	(30)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	9/15/2017		41,600	(153)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/18/2034		1,800	44
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		13,100	169
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	4.250%	6/12/2036		1,000	(16)
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		2,200	(56)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		9,100	(143)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		1,800	(36)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2009		27,400	(204)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		18,200	(236)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		4,800	(108)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		8,000	(161)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		700	(20)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	6/18/2034		500	14
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,600	37
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		3,900	(87)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,500	23
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	9/15/2015		400	(11)
Barclays Bank PLC	6-Month HUF-LIBOR	Receive	7.540%	9/27/2016	HUF	131,000	(23)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.540%	9/27/2016		858,000	(187)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.720%	10/6/2016		341,000	(112)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.720%	10/10/2016		214,000	(70)
JPMorgan Chase & Co.	6-Month HUF-LIBOR	Receive	7.720%	10/10/2016		58,000	(19)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016	JPY	1,110,000	(73)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	3/18/2008		6,300,000	100
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	3/18/2008		4,000,000	49
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.035%	5/18/2010		360,000	(94)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	6/20/2010		2,000,000	(106)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	9/21/2011		1,040,000	10
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016		8,310,000	(505)
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		755,000	(146)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016		1,800,000	(68)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	9/18/2008		4,200,000	15
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016		4,730,000	(310)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	9/27/2016		1,900,000	(337)
UBS AG	6-Month JPY-LIBOR	Receive	0.800%	3/20/2012		770,000	(40)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016	MXN	31,000	106
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	9/22/2016		44,000	298
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	9/23/2016		11,000	70
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016		199,300	129
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	9/23/2016		3,000	20
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		16,000	53
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		$8,400	(92)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		24,500	561
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		51,900	450
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		22,000	471
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		5,800	102
Deutsche Bank AG	Difference in Constant Maturity Swap 10-Year vs. 2-Year	Receive	0.288%	12/7/2007		8,100	(31)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		15,200	132
Goldman Sachs & Co.	Difference in Constant Maturity Swap 10-Year vs. 2-Year	Receive	0.288%	12/7/2007		8,500	(26)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		28,300	246
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	6.000%	12/17/2031		13,400	(1,553)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		43,600	(479)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		73,200	638
Morgan Stanley	3-Month USD-LIBOR	Receive	6.000%	12/17/2031		5,500	(850)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2037		500	11
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		47,100	(517)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		8,500	74
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		31,600	662
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		32,700	(450)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		10,500	(115)

							$(996)

(h) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$104.000	2/23/2007	386	$8	$12
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	976	9	0

				$17	$12

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007	GBP	14,100	$73	$6
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007		21,000	108	18
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	5/11/2007		13,000	72	3
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	9/14/2007		17,500	90	43
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007		29,000	134	24
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.170%	9/14/2007		42,000	237	110
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	5/17/2007		16,600	91	4
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	6/6/2007		6,300	34	2
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007		20,900	106	17
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	9/14/2007		35,000	197	85
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	9/14/2007		3,500	20	10
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007		$73,000	270	218
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	8/8/2007		34,000	138	96
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		51,000	199	72
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.200%	5/9/2007		270,800	1,090	1,261
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		78,500	509	479
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		14,000	66	20
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007		62,100	209	186
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.150%	5/8/2007		468,200	1,768	1,913
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/23/2007		71,100	311	352
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		79,700	330	162
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		121,000	460	171

								$6,512	$5,252

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Put - OTC Euro versus U.S. dollar	EUR	1.240	1/9/2007	EUR	30,000	$4	$0
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/5/2007		$9,800	98	177

						$102	$177

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2037	$102.000	3/6/2007	$47,000	$5	$1
Put - OTC Fannie Mae 6.000% due 02/01/2037	83.750	2/5/2007	16,000	2	0
Put - OTC Fannie Mae 6.000% due 02/01/2037	88.000	2/5/2007	25,000	3	0
Put - OTC Fannie Mae 6.000% due 02/01/2037	93.063	2/5/2007	18,000	2	0
Put - OTC Fannie Mae 6.000% due 02/01/2037	93.750	2/5/2007	34,000	4	1
Put - OTC Fannie Mae 6.000% due 03/01/2037	90.000	3/6/2007	40,000	5	2
Put - OTC Fannie Mae 6.000% due 03/01/2037	91.000	3/6/2007	270	32	20
Put - OTC Fannie Mae 6.000% due 03/01/2037	91.375	3/6/2007	63,000	7	5

				$60	$29

Straddle Options

Description	Counterparty	Exercise Price(2)	Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	2/13/2007	$22,900	$0	$(296)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	3/19/2007	4,200	0	(42)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	5/10/2007	11,100	0	(48)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	3/20/2007	1,100	0	(8)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	3/20/2007	15,300	0	(148)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	1/17/2007	15,000	0	(205)

					$0	$(747)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP	10,200	$173	$49
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		5,000	92	46
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		8,300	151	40
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		12,000	239	110
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	6/6/2007		1,800	36	7
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		6,100	101	29
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		10,000	201	92
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	9/14/2007		1,000	20	9
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		$32,000	262	260
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	8/8/2007		15,000	132	109
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Pay	5.900%	1/2/2007		20,200	206	0
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		22,000	209	101
Put - OTC 10-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.900%	1/2/2007		8,600	88	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.315%	5/9/2007		117,800	1,102	1,685
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.250%	5/16/2007		7,800	87	121
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		34,100	493	518
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.250%	5/16/2007		6,100	80	95
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		6,000	67	28
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007		27,000	213	292
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.280%	5/8/2007		203,600	1,806	2,688
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.300%	5/23/2007		32,300	323	462
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		34,300	358	279
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		52,000	471	239

								$6,910	$7,259

Credit Default Swaptions

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	0.450%	6/20/2008	$5,600	$30	$24

(j) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	6/1/2016	11/3/2006	$1,992	$1,936	0.20%

(k) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	1/1/2037	$88,000	$85,659	$84,975
Fannie Mae	5.500%	1/1/2037	98,900	98,239	97,757
U.S. Treasury Notes	4.250%	11/15/2013	25,200	24,990	24,708
U.S. Treasury Notes	4.500%	11/15/2015	29,000	28,966	28,808
U.S. Treasury Notes	4.500%	2/15/2016	2,500	2,503	2,510
U.S. Treasury Notes	4.875%	5/31/2011	1,800	1,836	1,823
U.S. Treasury Notes	5.125%	5/15/2016	32,100	33,642	33,388

				$275,835	$273,969

(3)	Market value includes $784 of interest payable on short sales.

(l) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	25,153	01/2007	$284	$0	$284
Buy		9,023	02/2007	51	0	51
Buy	BRL	998	05/2007	12	0	12
Buy		3,805	06/2007	35	0	35
Buy	CAD	11,493	01/2007	0	(311)	(311)
Sell		6,007	01/2007	76	0	76
Buy	CLP	66,358	02/2007	1	0	1
Sell		83,585	06/2007	2	0	2
Buy	CNY	11,218	03/2007	0	0	0
Buy		52,322	05/2007	17	0	17
Buy		45,620	08/2007	127	0	127
Buy		36,587	09/2007	109	0	109
Buy		82,336	11/2007	49	0	49
Buy	DKK	41,924	03/2007	0	(20)	(20)
Sell		25,889	03/2007	7	(19)	(12)
Buy	EUR	139,706	01/2007	0	(1,955)	(1,955)
Sell		19,342	01/2007	201	(27)	174
Buy	GBP	32,113	01/2007	382	0	382
Sell		1,398	01/2007	11	0	11
Sell	HKD	1,019	03/2007	0	0	0
Buy	INR	4,488	02/2007	5	0	5
Buy	JPY	5,437,150	01/2007	0	(303)	(303)
Sell		2,175,174	01/2007	289	0	289
Buy		1,250,083	02/2007	0	(185)	(185)
Buy	KRW	1,283,213	02/2007	30	0	30
Buy		895,425	03/2007	15	(1)	14
Buy	MXN	30,380	01/2007	26	0	26
Buy		3,366	04/2007	7	0	7
Buy	NOK	8,346	01/2007	0	(31)	(31)
Buy		8,390	03/2007	0	(23)	(23)
Sell	NZD	25,435	01/2007	0	(882)	(882)
Sell		10,552	02/2007	0	(178)	(178)
Sell	PLN	226	04/2007	0	(3)	(3)
Buy		371	06/2007	0	(2)	(2)
Buy	RUB	9,554	01/2007	4	0	4
Buy		9,320	09/2007	0	(1)	(1)
Buy	SEK	56,961	03/2007	3	0	3
Buy	SGD	3,894	01/2007	32	0	32
Sell		958	02/2007	0	(9)	(9)
Buy	TWD	73,828	02/2007	0	(30)	(30)
Sell		12,781	02/2007	0	(2)	(2)
Buy	ZAR	2,858	06/2007	2	0	2

				$1,777	$(3,982)	$(2,205)

See accompanying notes

Schedule of Investments

GNMA Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 152.2%
Fannie Mae
4.500% due 02/01/2020	$7,854	$7,580
5.000% due 01/01/2018 - 03/01/2021	3,405	3,356
5.500% due 01/01/2037	5,000	4,942
5.798% due 03/01/2018	15	15
6.000% due 02/01/2037	12,000	12,079
6.313% due 07/01/2011	5,718	5,696
6.500% due 01/01/2037	17,000	17,324
9.000% due 07/01/2018	11	12
Federal Housing Administration
8.137% due 09/01/2040	47	47
Freddie Mac
5.000% due 12/01/2035 - 01/01/2037	5,120	4,941
5.247% due 06/01/2030	29	29
5.266% due 05/01/2019	16	16
6.675% due 05/01/2031	27	28
7.500% due 08/15/2029 (a)	39	8
Government National Mortgage Association
3.500% due 02/20/2026	12,783	12,604
4.000% due 01/20/2021 - 08/20/2028	2,259	2,251
4.500% due 08/20/2033	2,010	1,887
5.000% due 07/20/2035 - 01/01/2037	45,439	44,201
5.125% due 12/20/2017 - 10/20/2030	19	19
5.250% due 02/20/2030 (d)	1,999	2,007
5.375% due 06/20/2021 - 05/20/2032	5,075	5,124
5.375% due 05/20/2029 - 04/20/2032 (d)	12,657	12,765
5.500% due 04/15/2025 - 01/01/2037	83,607	83,356
5.500% due 07/15/2033 (d)	50,928	50,774
5.550% due 01/16/2031 - 02/16/2032	4,990	4,998
5.600% due 08/16/2032	1,057	1,060
5.625% due 02/20/2018 - 03/20/2018	27	27
5.650% due 12/16/2026 - 08/16/2031	902	905
5.750% due 07/20/2018 - 06/16/2027	926	928
5.850% due 07/16/2028	178	180
5.875% due 05/20/2016 - 05/16/2027	115	116
5.900% due 04/16/2032	347	350
6.000% due 06/15/2009 - 01/01/2037	81,628	82,782
6.500% due 12/15/2023 - 01/01/2037	41,868	42,962
7.500% due 10/15/2022 - 06/15/2033	6,055	6,318
Small Business Administration
7.449% due 08/01/2010	48	50

Total U.S. Government Agencies (Cost $410,866)		411,737

MORTGAGE-BACKED SECURITIES 0.2%
CS First Boston Mortgage Securities Corp.
5.601% due 03/25/2032	143	142
5.900% due 08/25/2033	182	183
Structured Asset Mortgage Investments, Inc.
5.680% due 09/19/2032	255	256

Total Mortgage-Backed Securities (Cost $581)		581

ASSET-BACKED SECURITIES 0.7%
Amortizing Residential Collateral Trust
5.640% due 07/25/2032	19	19
Centex Home Equity
5.650% due 01/25/2032	56	56
CIT Group Home Equity Loan Trust
5.620% due 06/25/2033	97	98
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,671
Home Equity Asset Trust
5.650% due 11/25/2032	3	3
Saxon Asset Securities Trust
5.610% due 08/25/2032	16	16
Structured Asset Securities Corp.
5.610% due 01/25/2033	86	86

Total Asset-Backed Securities (Cost $1,926)		1,949

SHORT-TERM INSTRUMENTS 9.2%
Commercial Paper 8.6%
Bank of America Corp.
5.200% due 04/27/2007	2,700	2,653
5.225% due 03/27/2007	10,000	9,872
DnB NORBank ASA
5.200% due 03/26/2007	3,500	3,456
Societe Generale NY
5.200% due 04/02/2007	4,600	4,537
UBS Finance Delaware LLC
5.270% due 01/02/2007	2,700	2,700

		23,218

Repurchase Agreements 0.6%
State Street Bank and Trust Co.
4.900% due 01/02/2007	1,475	1,475
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $1,508. Repurchase proceeds are $1,476.)

U.S. Treasury Bills 0.0%
4.801% due 03/15/2007 (b)(e)	115	114

Total Short-Term Instruments (Cost $24,823)		24,807

Purchased Options (g) 0.0% (Cost $51)		0
Total Investments (c) 162.3% (Cost $438,247)		439,074
Written Options (h) (0.0%) (Premiums $52)		(2)
Other Assets and Liabilities (Net) (62.3%)		(168,536)

Net Assets 100.0%		$270,536

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) As of December 31, 2006, portfolio securities with an aggregate value of $230 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) The average amount of borrowing outstanding during the period ended December 31, 2006 was $22,527 at a weighted average interest rate of 5.230%. On December 31, 2006, securities valued at $65,546 were pledged as collateral for reverse repurchase agreements.

(e) Securities with an aggregate market value of $114 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2007	105	$2
90-Day Eurodollar March Futures	Long	03/2007	28	18
90-Day Eurodollar September Futures	Long	09/2007	8	1

				$21

(f) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%)	6/28/2046	$1,000	$(10)
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%	12/25/2035	2,000	29
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%)	10/8/2046	2,000	(2)
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%)	6/25/2038	1,500	80
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%)	6/25/2046	1,500	27
UBS AG	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%)	12/25/2035	2,000	(5)

						$119

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	$4,000	$84
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	6/20/2014	4,300	(37)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $316	7/1/2011	8,000	(289)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2014	6,100	(53)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	3,500	80

						$(215)

(g) Purchased options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	4.730%	2/1/2007	$14,900	$51	$0

(h) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	4.780%	2/1/2007	$6,400	$52	$2

(i) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	1/1/2037	$3,500	$3,413	$3,380
Fannie Mae	5.000%	2/1/2037	2,500	2,414	2,414
Fannie Mae	5.500%	1/1/2037	33,500	33,391	33,113
Government National Mortgage Association	5.500%	1/1/2037	32,000	31,980	31,850
Government National Mortgage Association	6.500%	1/1/2037	10,000	10,275	10,259

				$81,473	$81,016

See Accompanying Notes

Schedule of Investments

High Yield Fund

December 31, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 4.2%
Amadeus Global Travel Distribution S.A.
7.614% due 04/08/2012		$7,044	$7,055
8.117% due 04/08/2013		1,994	2,012
8.617% due 04/08/2014		1,970	1,995
Centennial Cellular Operating Co. LLC
7.617% due 02/09/2011		8,091	8,161
7.620% due 01/20/2011		626	631
Charter Communications Operating LLC
8.005% due 04/25/2013		24,250	24,436
Delphi Corp.
13.750% due 06/13/2011		2,890	2,901
Ferrellgas Partners LP
7.240% due 08/01/2010 (n)		26,000	26,015
Ford Motor Co.
8.360% due 11/29/2013		29,750	29,769
Goodyear Tire & Rubber Co.
7.954% due 04/30/2010		9,000	9,122
HCA, Inc.
8.114% due 11/14/2013		17,750	17,967
Headwaters, Inc.
7.380% due 04/30/2011		1,463	1,457
7.500% due 04/30/2011		10,690	10,643
HealthSouth Corp.
8.580% due 02/02/2013		29,104	29,336
8.620% due 02/02/2013		73	74
Hertz Corp.
5.390% due 12/21/2012		1,000	1,008
7.350% due 12/21/2012		20	20
7.380% due 12/21/2012		340	342
7.580% due 12/21/2012		2,276	2,294
7.600% due 12/20/2012		2,201	2,219
7.700% due 12/21/2012		832	839
7.730% due 12/21/2012		2,276	2,294
Ineos Group Holdings PLC
7.339% due 10/07/2012		14,220	14,291
7.339% due 10/07/2013		1,238	1,252
7.339% due 10/07/2014		1,238	1,257
7.615% due 10/07/2012		1,580	1,588
7.615% due 10/07/2013		13	13
8.115% due 10/07/2014		13	13
JSG Holding PLC
8.245% due 11/29/2013		700	705
8.382% due 11/29/2014		700	705
Metro-Goldwyn-Mayer, Inc.
7.749% due 04/08/2011		6,463	6,405
7.749% due 04/08/2012		8,984	8,911
Northwest Airlines, Inc.
7.850% due 08/22/2008		4,500	4,489
NTL Investment
7.360% due 01/06/2013		4,000	4,021
Primedia, Inc.
7.570% due 09/30/2013		2,000	1,997
Reliant Energy, Inc.
5.000% due 12/01/2010		2,357	2,377
7.725% due 12/01/2010		3,143	3,169
Rexel S.A.
6.904% due 11/03/2013		2,000	2,016
7.741% due 04/10/2014		2,000	2,025
Sandridge Energy
9.853% due 11/30/2007		13,412	13,546
11.000% due 11/30/2007		5,588	5,644
Rite Aid Corp.
9.000% due 11/08/2013		16,000	15,882
Riverdeep Interactive
11.066% due 12/21/2007		10,000	9,953
Roundy’s Supermarket, Inc.
7.870% due 11/01/2011		5,375	5,430
8.330% due 11/01/2011		5,268	5,321
VNU/Nielson Finance LLC
8.125% due 08/08/2013		5,500	5,545
Weather Investments II SARL
11.520% due 10/26/2014		3,000	3,142
Wind Acquisition Finance S.A.
10.000% due 12/21/2011		6,500	6,496
Worldspan LP
6.250% due 12/07/2013		2,000	2,000
10.000% due 12/07/2014		1,000	1,002

Total Bank Loan Obligations (Cost $308,687)			309,785

CORPORATE BONDS & NOTES 82.1%
Banking & Finance 11.2%
AES Ironwood LLC
8.857% due 11/30/2025		48,492	54,675
AES Red Oak LLC
8.540% due 11/30/2019		14,449	15,786
BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014		40,704	45,181
Bluewater Finance Ltd.
10.250% due 02/15/2012		30,715	32,328
C5 Capital SPV Ltd.
6.196% due 12/01/2049		5,000	5,005
C10 Capital SPV Ltd.
6.722% due 12/01/2049		5,500	5,506
Consolidated Communications Illinois
9.750% due 04/01/2012		33	35
Credit & Repackaged Securities Ltd.
8.900% due 04/01/2007		5,000	5,035
El Paso Performance-Linked Trust
7.750% due 07/15/2011		11,500	12,219
Ferrellgas Escrow LLC
6.750% due 05/01/2014		1,580	1,544
Ford Motor Credit Co.
7.000% due 10/01/2013		4,300	4,112
7.250% due 10/25/2011		24,300	23,820
7.375% due 02/01/2011		144,244	142,917
7.875% due 06/15/2010		46,695	47,118
8.000% due 12/15/2016		12,950	12,818
8.625% due 11/01/2010		8,265	8,514
Forest City Enterprises, Inc.
7.625% due 06/01/2015		10,525	10,788
General Motors Acceptance Corp.
6.000% due 04/01/2011		19,412	19,305
6.750% due 12/01/2014		6,675	6,867
6.875% due 08/28/2012		21,890	22,503
7.000% due 02/01/2012		19,400	20,036
7.250% due 03/02/2011		15,694	16,335
8.000% due 11/01/2031		6,200	7,139
Idearc, Inc.
8.000% due 11/15/2016		23,200	23,664
K&F Acquisition, Inc.
7.750% due 11/15/2014		12,950	13,403
KRATON Polymers LLC
8.125% due 01/15/2014		25,045	25,170
Petroleum Export Ltd. II
6.340% due 06/20/2011		18,010	17,692
Rotech Healthcare, Inc.
9.500% due 04/01/2012		54,257	53,443
RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		2,500	2,570
7.175% due 05/16/2013		3,000	3,169
Sally Holdings LLC
9.250% due 11/15/2014		16,000	16,380
Sets Trust
8.850% due 04/02/2007		5,000	5,035
Tenneco, Inc.
8.625% due 11/15/2014		12,395	12,705
10.250% due 07/15/2013		30,680	33,748
TNK-BP Finance S.A.
7.500% due 07/18/2016		12,750	13,595
Universal City Development Partners
11.750% due 04/01/2010		24,617	26,494
Universal City Florida Holding Co. I
8.375% due 05/01/2010		7,900	8,137
10.121% due 05/01/2010		1,133	1,176
Ventas Realty LP
6.500% due 06/01/2016		500	515
6.750% due 04/01/2017		9,750	10,116
7.125% due 06/01/2015		8,975	9,469
8.750% due 05/01/2009		14,890	15,895
Wilmington Trust Co. (n)
10.210% due 01/01/2009		203	204
10.732% due 01/01/2013		4,960	5,152
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		14,570	16,646

			833,964

Industrials 56.2%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015		6,525	5,677
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		12,125	11,579
8.850% due 08/01/2030		18,930	15,617
Albertson’s, Inc.
7.450% due 08/01/2029		19,100	18,756
7.750% due 06/15/2026		6,000	6,015
Allied Waste North America, Inc.
7.125% due 05/15/2016		200	199
7.250% due 03/15/2015		43,551	43,823
7.875% due 04/15/2013		50,571	52,404
American Stores Co.
8.000% due 06/01/2026		12,400	13,096
AmeriGas Partners LP
7.125% due 05/20/2016		42,470	42,682
7.250% due 05/20/2015		25,320	25,763
ANR Pipeline Co.
8.875% due 03/15/2010		2,040	2,150
Arco Chemical Co.
10.250% due 11/01/2010		1,445	1,604
Armor Holdings, Inc.
8.250% due 08/15/2013		6,490	6,782
Arvin Capital I
9.500% due 02/01/2027		1,500	1,532
ArvinMeritor, Inc.
8.750% due 03/01/2012		28,765	29,700
Bombardier, Inc.
8.000% due 11/15/2014		5,900	6,077
Bon-Ton Stores, Inc.
10.250% due 03/15/2014		20,625	21,192
Bowater Canada Finance
7.950% due 11/15/2011		27,140	26,733
Boyd Gaming Corp.
7.125% due 02/01/2016		14,895	14,895
Buhrmann U.S., Inc.
7.875% due 03/01/2015		13,790	13,514
8.250% due 07/01/2014		14,890	14,853
Cablemas S.A. de C.V.
9.375% due 11/15/2015		5,000	5,525
CanWest Media, Inc.
8.000% due 09/15/2012		25,883	27,145
Cascades, Inc.
7.250% due 02/15/2013		12,980	13,012
CCO Holdings LLC
8.750% due 11/15/2013		74,080	77,321
CDRV Investors, Inc.
0.000% due 01/01/2015 (f)		15,150	11,817
Celestica, Inc.
7.625% due 07/01/2013		10,245	10,040
7.875% due 07/01/2011		10,650	10,597
Chart Industries, Inc.
9.125% due 10/15/2015		7,165	7,595
Charter Communications Operating LLC
8.375% due 04/30/2014		15,425	16,177
Chesapeake Energy Corp.
6.625% due 01/15/2016		15,575	15,556
6.875% due 01/15/2016		18,395	18,648
7.000% due 08/15/2014		26,015	26,568
7.500% due 09/15/2013		500	523
7.500% due 06/15/2014		18,395	19,200
7.750% due 01/15/2015		6,000	6,278
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		7,099	7,134
Chukchansi Economic Development Authority
8.000% due 11/15/2013		675	705
Citizens Communications Co.
7.875% due 01/15/2027		14,025	14,235
Colorado Interstate Gas Co.
6.800% due 11/15/2015		9,100	9,508
Community Health Systems, Inc.
10.000% due 03/13/2007		3,500	3,531
Complete Production Services, Inc.
8.000% due 12/15/2016		8,250	8,497
Continental Airlines, Inc.
6.920% due 04/02/2013 (n)		20,677	20,800
7.373% due 06/15/2017		1,152	1,170
7.566% due 09/15/2021		2,950	2,981
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		21,640	19,530
Corrections Corp. of America
6.750% due 01/31/2014		6,500	6,597
7.500% due 05/01/2011		3,000	3,105
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		9,800	10,143
7.750% due 11/15/2015		24,845	25,901
CSC Holdings, Inc.
6.750% due 04/15/2012		6,515	6,385
6.750% due 04/15/2012 (b)		625	612
7.625% due 04/01/2011		65,005	66,549
7.875% due 02/15/2018		725	727
DaVita, Inc.
7.250% due 03/15/2015		51,915	53,213
Delhaize America, Inc.
9.000% due 04/15/2031		32,670	38,953
Dex Media East LLC
9.875% due 11/15/2009		1,700	1,785
Dex Media West LLC
9.875% due 08/15/2013		43,213	47,318
DirecTV Holdings LLC
6.375% due 06/15/2015		27,565	26,566
8.375% due 03/15/2013		14,253	14,894
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		7,391	7,483
DRS Technologies, Inc.
7.625% due 02/01/2018		5,275	5,460
Dynegy Holdings, Inc.
8.375% due 05/01/2016		8,450	8,915
EchoStar DBS Corp.
6.375% due 10/01/2011		17,825	17,758
6.625% due 10/01/2014		12,760	12,473
7.000% due 10/01/2013		8,775	8,808
7.125% due 02/01/2016		53,370	53,637
El Paso Corp.
7.375% due 12/15/2012		10,200	10,786
7.420% due 02/15/2037		2,000	2,095
7.750% due 01/15/2032		2,850	3,135
7.800% due 08/01/2031		38,422	42,168
8.050% due 10/15/2030		6,710	7,482
9.625% due 05/15/2012		3,469	3,955
10.750% due 10/01/2010		21,200	24,486
El Paso Natural Gas Co.
8.625% due 01/15/2022		7,000	8,513
El Paso Production Holding Co.
7.750% due 06/01/2013		43,345	45,566
Ferrellgas Partners LP
7.120% due 08/01/2008 (n)		11,000	10,953
8.750% due 06/15/2012		13,843	14,258
8.780% due 08/01/2007 (n)		14,000	14,114
8.870% due 08/01/2009 (n)		7,300	7,579
Ford Motor Co.
7.450% due 07/16/2031		24,603	19,436
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		19,500	19,524
9.125% due 12/15/2014 (c)		22,675	22,647
9.244% due 12/15/2014		10,000	9,962
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		32,580	34,290
Gaylord Entertainment Co.
8.000% due 11/15/2013		14,720	15,346
General Motors Corp.
8.250% due 07/15/2023		40,160	37,550
Georgia-Pacific Corp.
7.000% due 01/15/2015		11,000	11,028
7.125% due 01/15/2017		12,950	12,982
7.250% due 06/01/2028		15,200	14,820
7.375% due 12/01/2025		33,685	33,011
7.700% due 06/15/2015		2,650	2,713
7.750% due 11/15/2029		5,900	5,915
8.000% due 01/15/2024		47,475	48,424
9.500% due 12/01/2011		625	687
Goodyear Tire & Rubber Co.
8.625% due 12/01/2011		9,000	9,338
9.000% due 07/01/2015		21,765	22,908
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		9,380	10,060
Hanover Compressor Co.
8.625% due 12/15/2010		6,700	7,035
Hanover Equipment Trust
8.500% due 09/01/2008		19,273	19,610
HCA, Inc.
6.250% due 02/15/2013		3,528	3,131
6.750% due 07/15/2013		41,143	37,029
6.950% due 05/01/2012		10,000	9,500
7.190% due 11/15/2015		29,328	25,302
7.500% due 12/15/2023		3,500	2,866
7.690% due 06/15/2025		12,025	10,013
8.360% due 04/15/2024		1,890	1,672
9.000% due 12/15/2014		7,936	7,732
9.125% due 11/15/2014		11,130	11,923
9.250% due 11/15/2016		57,100	61,311
9.625% due 11/15/2016		16,550	17,833
Herbst Gaming, Inc.
7.000% due 11/15/2014		18,570	17,827
8.125% due 06/01/2012		7,575	7,764
Hertz Corp.
8.875% due 01/01/2014		48,000	50,520
Horizon Lines LLC
9.000% due 11/01/2012		5,448	5,748
Host Marriott LP
6.750% due 06/01/2016		7,825	7,874
7.000% due 08/15/2012		3,000	3,060
7.125% due 11/01/2013		37,180	38,202
Ineos Group Holdings PLC
8.500% due 02/15/2016		41,300	39,648
Ingles Markets, Inc.
8.875% due 12/01/2011		18,110	18,970
Intelsat Bermuda Ltd.
9.250% due 06/15/2016		21,850	23,598
Intelsat Corp.
9.000% due 06/15/2016		5,000	5,319
Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013		15,840	16,157
8.625% due 01/15/2015		45,805	47,866
10.484% due 01/15/2012		9,300	9,428
Invensys PLC
9.875% due 03/15/2011		1,015	1,094
Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013		4,020	3,799
8.250% due 10/01/2012		5,873	5,756
JET Equipment Trust (a)
7.630% due 08/15/2012		3,000	2,220
9.410% due 06/15/2010		815	804
10.000% due 06/15/2012		6,129	6,014
L-3 Communications Corp.
6.375% due 10/15/2015		19,905	19,805
7.625% due 06/15/2012		29,420	30,597
Legrand France
8.500% due 02/15/2025		16,775	19,375
Lyondell Chemical Co.
8.000% due 09/15/2014		12,875	13,422
8.250% due 09/15/2016		15,375	16,221
Mandalay Resort Group
9.375% due 02/15/2010		25,633	27,555
MGM Mirage
6.625% due 07/15/2015		26,780	25,642
6.875% due 04/01/2016		9,775	9,433
8.375% due 02/01/2011		21,660	22,581
Mirage Resorts, Inc.
7.250% due 08/01/2017		7,625	7,692
Mosaic Co.
7.375% due 12/01/2014		3,150	3,248
7.625% due 12/01/2016		2,800	2,916
NAK Naftogaz Ukrainy
8.125% due 09/30/2009		500	491
Nalco Co.
7.750% due 11/15/2011		15,000	15,412
8.875% due 11/15/2013		22,850	24,307
Newfield Exploration Co.
6.625% due 09/01/2014		6,400	6,432
6.625% due 04/15/2016		15,100	15,100
Norampac, Inc.
6.750% due 06/01/2013		12,679	12,394
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		10,600	11,395
Nortel Networks Ltd.
10.125% due 07/15/2013		12,375	13,427
10.750% due 07/15/2016		7,175	7,884
Northwest Pipeline Corp.
7.125% due 12/01/2025		4,300	4,381
Novelis, Inc.
8.250% due 02/15/2015		18,435	17,928
OPTI Canada, Inc.
8.250% due 12/15/2014		16,500	17,036
Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014		25,025	24,399
7.750% due 05/15/2011		7,350	7,589
8.750% due 11/15/2012		15,285	16,279
8.875% due 02/15/2009		2,000	2,055
Peabody Energy Corp.
6.875% due 03/15/2013		23,960	24,679
7.375% due 11/01/2016		2,000	2,140
Pogo Producing Co.
7.875% due 05/01/2013		17,760	18,115
PQ Corp.
7.500% due 02/15/2013		15,150	14,998
Premier Entertainment Biloxi LLC
10.750% due 02/01/2012		2,800	2,898
Primedia, Inc.
8.000% due 05/15/2013		11,850	11,524
8.875% due 05/15/2011		5,400	5,535
Quiksilver, Inc.
6.875% due 04/15/2015		47,495	46,901
Qwest Communications International, Inc.
7.250% due 02/15/2011		20,000	20,550
7.500% due 02/15/2014		148,856	154,066
Range Resources Corp.
7.500% due 05/15/2016		1,600	1,648
Reynolds American, Inc.
7.625% due 06/01/2016		16,395	17,453
7.750% due 06/01/2018		33,895	36,151
RH Donnelley Corp.
6.875% due 01/15/2013		9,125	8,794
8.875% due 01/15/2016		55,085	58,115
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		14,725	14,909
Rocky River Realty
8.810% due 04/14/2007 (n)		295	297
Rogers Cable, Inc.
6.750% due 03/15/2015		23,305	24,129
8.750% due 05/01/2032		7,100	8,662
Roseton
7.270% due 11/08/2010		35,650	36,474
7.670% due 11/08/2016		38,885	40,319
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		17,500	17,775
Sanmina-SCI Corp.
8.125% due 03/01/2016		23,895	23,238
SemGroup LP
8.750% due 11/15/2015		28,325	28,608
Seneca Gaming Corp.
7.250% due 05/01/2012		11,855	12,122
Sensata Technologies BV
8.250% due 05/01/2014		26,625	25,693
Service Corp. International
7.375% due 10/01/2014		7,050	7,402
7.625% due 10/01/2018		11,550	12,301
Smurfit Capital Funding PLC
7.500% due 11/20/2025		5,300	5,088
Smurfit Kappa Funding PLC
9.625% due 10/01/2012		48,873	52,050
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012		37,575	37,011
9.750% due 02/01/2011		16,742	17,349
Solectron Global Finance Ltd.
8.000% due 03/15/2016		12,775	12,999
Sonat, Inc.
7.000% due 02/01/2018		7,109	7,287
7.625% due 07/15/2011		16,475	17,546
Station Casinos, Inc.
6.500% due 02/01/2014		9,015	8,057
6.875% due 03/01/2016		24,675	22,269
7.750% due 08/15/2016		30,260	30,638
Suburban Propane Partners LP
6.875% due 12/15/2013		33,480	32,978
Sungard Data Systems, Inc.
9.125% due 08/15/2013		51,210	54,027
Superior Essex Communications LLC
9.000% due 04/15/2012		7,895	8,250
SUPERVALU, Inc.
7.375% due 02/01/2013		40,935	37,814
7.500% due 11/15/2014		25,000	26,193
Telenet Group Holding NV
0.000% due 06/15/2014 (f)		981	889
Tenet Healthcare Corp.
9.875% due 07/01/2014		560	573
Tennessee Gas Pipeline Co.
7.500% due 04/01/2017		2,750	3,014
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (n)		10,000	10,074
TransDigm, Inc.
7.750% due 07/15/2014		3,000	3,105
Triad Hospitals, Inc.
7.000% due 11/15/2013		39,198	39,639
Trinity Industries, Inc.
6.500% due 03/15/2014		6,950	6,863
TRW Automotive, Inc.
9.375% due 02/15/2013		34,828	37,527
UGS Corp.
10.000% due 06/01/2012		4,000	4,380
United Airlines, Inc.
6.071% due 09/01/2014		5,020	5,048
6.201% due 03/01/2010		3,691	3,717
6.602% due 03/01/2015		4,626	4,693
Unity Media GmbH
10.375% due 02/15/2015		11,350	11,080
U.S. Airways Group, Inc.
9.330% due 01/01/2049		3,121	25
Valero Energy Corp.
7.800% due 06/14/2010		3,550	3,794
Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014		34,755	36,406
VWR International, Inc.
6.875% due 04/15/2012		12,440	12,580
8.000% due 04/15/2014		42,913	44,415
Williams Cos., Inc.
7.500% due 01/15/2031		4,800	5,004
7.625% due 07/15/2019		43,005	46,230
7.750% due 06/15/2031		1,771	1,868
7.875% due 09/01/2021		91,028	98,083
8.750% due 03/15/2032		1,000	1,135
Windstream Corp.
8.625% due 08/01/2016		20,975	23,072
Wynn Las Vegas LLC
6.625% due 12/01/2014		99,000	98,876
Xerox Capital Trust I
8.000% due 02/01/2027		24,530	25,174

			4,165,686

Utilities 14.7%
AES Corp.
8.750% due 05/15/2013		37,290	40,133
American Cellular Corp.
10.000% due 08/01/2011		23,705	25,187
Cincinnati Bell, Inc.
7.250% due 07/15/2013		21,375	22,230
8.375% due 01/15/2014		40,460	41,775
Cincinnati Bell Telephone Co.
6.300% due 12/01/2028		2,000	1,810
Citizens Communications Co.
7.000% due 11/01/2025		1,650	1,502
7.450% due 07/01/2035		5,460	5,050
9.000% due 08/15/2031		20,510	22,356
CMS Energy Corp.
6.875% due 12/15/2015		16,950	17,586
Dynegy Holdings, Inc.
7.125% due 05/15/2018		10,200	9,996
Edison Mission Energy
7.500% due 06/15/2013		1,845	1,937
7.750% due 06/15/2016		11,865	12,636
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		28,285	28,497
10.889% due 05/01/2013		5,100	5,126
Homer City Funding LLC
8.734% due 10/01/2026		11,828	13,661
Insight Midwest LP
9.750% due 10/01/2009		14,923	15,203
LCI International, Inc.
7.250% due 06/15/2007		3,090	3,113
Midwest Generation LLC
8.560% due 01/02/2016		77,682	85,693
8.750% due 05/01/2034		22,510	24,536
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		7,600	7,980
8.375% due 10/14/2010		7,300	7,707
MSW Energy Holdings LLC
8.500% due 09/01/2010		600	627
Nextel Communications, Inc.
7.375% due 08/01/2015		39,605	40,651
NRG Energy, Inc.
7.250% due 02/01/2014		27,750	28,028
7.375% due 02/01/2016		68,515	69,029
7.375% due 01/15/2017		15,025	15,100
PSEG Energy Holdings LLC
8.500% due 06/15/2011		61,955	66,911
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		25,000	25,656
7.625% due 08/03/2021		75	74
7.750% due 02/15/2031		275	271
7.900% due 08/15/2010		23,360	24,440
Qwest Corp.
7.200% due 11/10/2026		21,626	21,896
7.500% due 06/15/2023		24,006	24,306
7.625% due 06/15/2015		4,860	5,224
8.875% due 03/15/2012		43,820	49,024
Reliant Energy, Inc.
6.750% due 12/15/2014		47,340	46,512
9.250% due 07/15/2010		35,295	37,236
Rogers Wireless, Inc.
6.375% due 03/01/2014		14,600	14,856
7.500% due 03/15/2015		24,475	26,678
Rural Cellular Corp.
9.875% due 02/01/2010		26,665	28,498
Sierra Pacific Resources
6.750% due 08/15/2017		17,230	16,986
7.803% due 06/15/2012		15,562	16,362
8.625% due 03/15/2014		15,942	17,196
South Point Energy Center LLC
8.400% due 05/30/2012		23,463	22,657
TECO Energy, Inc.
6.750% due 05/01/2015		12,825	13,466
Tenaska Alabama Partners LP
7.000% due 06/30/2021		20,688	20,650
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		48,874	52,478
Williams Partners LP
7.250% due 02/01/2017		6,125	6,278
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (n)		3,046	3,158

			1,087,962

Total Corporate Bonds & Notes (Cost $5,918,033)			6,087,612

CONVERTIBLE BONDS & NOTES 1.1%
Allied Waste North America, Inc.
4.250% due 04/15/2034		904	868
Chesapeake Energy Corp.
2.750% due 11/15/2035		7,275	7,393
CMS Energy Corp.
2.875% due 12/01/2024		14,250	18,240
Deutsche Bank AG
0.000% due 05/28/2008		4,100	4,486
0.950% due 01/26/2010 (b)		8,150	8,132
1.800% due 05/29/2009		5,000	4,872
2.000% due 10/07/2009		9,825	9,370
EchoStar Communications Corp.
5.750% due 05/15/2008		8,000	8,190
IXIS Financial Products, Inc.
0.800% due 06/15/2009		5,000	4,874
1.650% due 06/15/2009		4,950	5,082
1.875% due 06/15/2009		5,000	4,993
Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009 (i)		4,650	5,259

Total Convertible Bonds & Notes (Cost $79,377)			81,759

MUNICIPAL BONDS & NOTES 0.1%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		4,600	4,604

Total Municipal Bonds & Notes (Cost $4,600)			4,604

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.500% due 09/01/2017		30	30

Total U.S. Government Agencies (Cost $31)			30

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		691	670

Total Mortgage-Backed Securities (Cost $655)			670

FOREIGN CURRENCY-DENOMINATED ISSUES 5.0%
Amadeus Global Travel Distribution S.A.
5.813% due 04/08/2013	EUR	460	616
6.628% due 04/08/2014		460	615
Bombardier, Inc.
7.250% due 11/15/2016		29,075	39,388
Cablecom GmbH
3.650% due 04/15/2011	CHF	22,376	18,387
JSG Holding PLC
5.741% due 11/29/2013	EUR	2,652	3,532
5.800% due 01/12/2014		726	965
5.835% due 01/12/2013		1,413	1,882
5.850% due 01/12/2013		820	1,090
5.946% due 01/12/2013		1,090	1,449
5.971% due 11/29/2014		2,652	3,546
6.062% due 01/12/2014		1,090	1,448
6.157% due 01/12/2014		286	380
6.350% due 01/12/2014		534	710
6.494% due 01/12/2013		726	966
6.686% due 01/12/2014		1,413	1,889
10.125% due 10/01/2012		26,675	38,381
11.500% due 10/01/2015 (c)		10,758	14,877
Lighthouse International Co. S.A.
8.000% due 04/30/2014		35,025	50,799
Nordic Telephone Co. Holdings ApS
5.207% due 11/30/2014	EUR	12,300	16,404
5.939% due 11/30/2014		12,176	16,310
6.036% due 11/30/2015		124	166
8.250% due 05/01/2016		18,975	27,678
NTL Cable PLC
8.750% due 04/15/2014		18,000	25,573
Royal Bank of Scotland Group PLC
6.000% due 04/06/2011	GBP	7,500	14,663
SigmaKalon
5.722% due 06/30/2012	EUR	1,480	1,952
Telenet Communications NV
9.000% due 12/15/2013		9,076	13,209
UPC Broadband Holding BV
4.988% due 03/31/2013		6,468	8,574
6.103% due 12/31/2013		7,613	10,092
UPC Holding BV
7.750% due 01/15/2014		8,025	10,673
8.625% due 01/15/2014		14,375	19,829
Weather Investments II SARL
4.955% due 06/17/2012		4,200	5,555
6.298% due 06/17/2013		5,900	7,825
6.798% due 06/17/2014		5,900	7,853

Total Foreign Currency-Denominated Issues (Cost $326,298)			367,276

		Shares
COMMON STOCKS 0.0%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (n)		65,885	630
US Airways Group, Inc. ‘A’		12,224	0

Total Common Stocks (Cost $0)			630

CONVERTIBLE PREFERRED STOCKS 0.0%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,506

Total Convertible Preferred Stocks (Cost $3,627)			3,506

PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,324

Total Preferred Stocks (Cost $26,540)			26,324

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 6.9%
Certificates of Deposit 1.0%
Unicredito Italiano SpA
5.330% due 03/20/2007		$77,600	77,600
Commercial Paper 4.7%
Citigroup Funding, Inc.
5.250% due 02/14/2007		50,000	49,694
Danske Corp.
5.260% due 01/04/2007		59,800	59,791
Rabobank USA Financial Corp.
5.280% due 01/02/2007		207,300	207,300
Societe Generale NY
5.270% due 01/02/2007		31,900	31,900

			348,685

Repurchase Agreements 0.6%
Lehman Brothers, Inc.
4.850% due 01/02/2007		40,000	40,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $40,880. Repurchase proceeds are $40,022.)
5.050% due 07/01/2010 (e)		6,998	6,998
(Dated 12/22/2006. Collateralized by Sabine Pall LNG LP 7.500% due 11/30/2016 valued $7,067. Repurchase proceeds are $6,998.)

			46,998

Tri-party Repurchase Agreements 0.2%
State Street Bank and Trust Co.
4.900% due 01/02/2007		10,989	10,989

(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $11,213. Repurchase proceeds are $10,995.)
U.S. Treasury Bills 0.4%
4.836% due 03/01/2007 - 03/15/2007 (d)(g)(j)		26,596	26,345

Total Short-Term Instruments (Cost $510,636)			510,617

Purchased Options (l) 0.0% (Cost $31)			0
Total Investments (h) 99.8% (Cost $7,178,515)			$7,392,813
Written Options (m) (0.0%) (Premiums $682)			(407)
Other Assets and Liabilities (Net) 0.2%			18,380

Net Assets 100.0%			$7,410,786

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Payment in-kind bond security.

(d) Coupon represents a weighted average rate.

(e) Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at December 31, 2006.

(f) Security becomes interest bearing at a future date.

(g) Securities with an aggregate market value of $10,392 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(h) As of December 31, 2006, portfolio securities with an aggregate value of $263,585 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(i) The average amount of borrowing outstanding during the period ended December 31, 2006 was $10,470 at a weighted average interest rate of 5.450%. On December 31, 2006, securities valued at $5,259 were pledged as collateral for reverse repurchase agreements.

(j) Securities with an aggregate market value of $14,715 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	7,659	$(5,649)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	4,134	(3,719)

				$(9,368)

(k) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	9/20/2007	JPY	3,974,000	$261
Bank of America	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	2.350%	3/20/2007		$5,000	14
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	6/20/2007		10,000	219
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011		85,350	(1,508)
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%	9/20/2007		5,900	53
Barclays Bank PLC	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.450%)	12/20/2008		2,500	(22)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.870%	9/20/2011		5,000	233
Barclays Bank PLC	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	3.350%	12/20/2011		5,000	129
Barclays Bank PLC	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(4.030%)	12/20/2016		2,500	(50)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	6/20/2007		4,000	81
Bear Stearns & Co., Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.300%	9/20/2007		1,300	6
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007		2,000	33
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007		3,000	24
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011		93,500	(2,097)
Bear Stearns & Co., Inc.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Buy	(2.820%)	12/20/2011		5,000	(16)
Bear Stearns & Co., Inc.	Roundy’s Supermarket, Inc. 0.000% due 10/27/2010	Sell	1.550%	3/20/2012		2,000	1
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.500%	3/20/2007		5,000	2
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	9/20/2007		15,125	170
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.100%)	9/20/2007		1,300	(5)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	12/20/2008		10,000	101
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%	12/20/2008		10,650	106
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.670%)	12/20/2012		4,050	(121)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.700%	6/20/2007		24,350	40
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007		2,000	47
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%	12/20/2008		12,000	44
Credit Suisse First Boston	Goodyear Tire & Rubber Co. 7.857% due 08/15/2011	Buy	(2.340%)	12/20/2009		4,000	(48)
Credit Suisse First Boston	DirecTV Holdings LLC 8.375% due 03/15/2013	Buy	(1.680%)	12/20/2011		7,000	6
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%	6/20/2007		52,950	65
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011		128,800	(2,808)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	6/20/2007		2,000	26
Goldman Sachs & Co.	Goodyear Tire & Rubber Co. 7.857% due 08/15/2011	Buy	(2.340%)	12/20/2009		5,000	(61)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010		5,900	194
Goldman Sachs & Co.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Buy	(2.820%)	12/20/2011		5,000	(16)
Goldman Sachs & Co.	Directv Holdings LLC 8.375% due 03/15/2013	Buy	(1.800%)	3/20/2012		5,000	(3)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.320%	2/20/2007		8,900	6
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	6/20/2007		2,000	41
JPMorgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	3/20/2007		5,100	96
JPMorgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.800%	3/20/2007		3,000	57
JPMorgan Chase & Co.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	1.500%	6/20/2007		3,000	0
JPMorgan Chase & Co.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.430%	9/20/2007		5,400	32
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%	3/20/2007		5,000	12
Lehman Brothers, Inc.	HCA, Inc. 6.950% due 05/01/2012	Buy	(1.050%)	12/20/2008		15,000	(42)
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009		2,000	19
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	8/20/2011		30,600	750
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011		91,300	(1,971)
Lehman Brothers, Inc.	HCA, Inc. 6.950% due 05/01/2012	Sell	3.500%	12/20/2011		7,500	142
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%	3/20/2012		7,400	41
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%)	8/20/2016		17,000	(896)
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	6/20/2007		31,650	119
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	9/20/2007		10,000	112
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.850%)	12/20/2008		18,000	(193)
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	9/20/2009		10,000	271
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009		5,000	300
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.830%	12/20/2010		2,000	25
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.850%	12/20/2010		18,000	237
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011		82,750	(1,200)
Morgan Stanley	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.820%	6/20/2007		5,000	8
Morgan Stanley	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%	9/20/2007		5,000	76
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%	10/20/2007		10,000	18
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%	4/20/2011		15,500	252
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%	4/20/2011		25,000	427
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	8/20/2011		30,600	764
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%)	8/20/2016		17,000	(921)
Royal Bank of Scotland Group PLC	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.650%	3/20/2007		5,000	16
Royal Bank of Scotland Group PLC	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.750%)	12/20/2008		2,000	(18)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011		33,000	341

							$(5,979)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(l) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.250	6/18/2007	3,254	$31	$0

(m) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$106.000	2/23/2007	2,004	$682	$407

(n) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	4/2/2013	7/1/2003	$18,984	$20,800	0.28%
Ferrellgas Partners LP	8.780%	8/1/2007	6/30/2003	14,237	14,114	0.19%
Ferrellgas Partners LP	7.120%	8/1/2008	04/30/2002 - 01/15/2004	11,053	10,953	0.15%
Ferrellgas Partners LP	8.870%	8/1/2009	6/30/2003	7,744	7,579	0.10%
Ferrellgas Partners LP	7.240%	8/1/2010	10/17/2001 - 04/24/2006	25,968	26,015	0.35%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	0.000%	8/25/2008	7/15/2004	0	630	0.01%
Rocky River Realty	8.810%	4/14/2007	11/22/2000 - 01/13/2005	296	297	0.00%
Tesoro Petroleum Corp.	7.466%	7/17/2012	11/17/2004	9,960	10,074	0.14%
Wilmington Trust Co.	10.210%	1/1/2009	6/29/1993	202	204	0.00%
Wilmington Trust Co.	10.732%	1/1/2013	01/07/1993 - 05/16/2003	4,866	5,152	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	1/1/2013	05/09/1995 - 05/16/2003	3,029	3,157	0.04%

				$96,339	$98,975	1.34%

(o) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	22,505	03/2007	$399	$0	$399
Buy	EUR	33,765	01/2007	6	0	6
Sell		290,919	01/2007	0	(2,741)	(2,741)
Sell	GBP	7,190	01/2007	0	(85)	(85)
Buy	JPY	13,407,145	02/2007	0	(1,512)	(1,512)

				$405	$(4,338)	$(3,933)

Schedule of Investments

High Yield Municipal Bond Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 99.1%
Alabama 0.3%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	$50	$50

Arizona 0.5%
Yavapai County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.450% due 06/01/2033	80	81

California 3.9%
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	200	199
Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	283
Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	150	154

		636

Colorado 3.1%
Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	510

Georgia 1.5%
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	244

Illinois 1.3%
Illinois Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	210

Indiana 0.7%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	106

Iowa 2.3%
Iowa Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	175
Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	205

		380

Maryland 6.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037 (a)	500	496
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	500	504

		1,000

Michigan 6.5%
Crescent Academy, Michigan Certificate of Participation Bonds, Series 2006
5.750% due 12/01/2036	500	501
Doctor Charles Drew Academy, Michigan Certificate of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	450
Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100	101

		1,052

Minnesota 13.9%
Buffalo, Minnesota Revenue Bonds, Series 2006
5.500% due 09/01/2033	250	256
City of Oronoco, Minnesota Revenue Bonds, Series 2006
5.400% due 06/01/2041	250	247
Cottage Grove, Minnesota Revenue Bonds, Series 2006
5.000% due 12/01/2031	250	249
Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	203
Mora, Minnesota Revenue Bonds, Series 2006
5.625% due 07/01/2033	500	506
Orono, Minnesota Revenue Bonds, Series 2006
5.400% due 11/01/2041	300	300
Spicer, Minnesota Revenue Bonds, Series 2006
5.500% due 07/01/2033	500	492

		2,253

Missouri 12.1%
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	256
Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	254
5.550% due 10/01/2036	250	254
Missouri State Development Finance Board Revenue Bonds, Series 2004
3.980% due 12/01/2033	200	200
Township of Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	500	500
University Place, Missouri Transportation Development District Special Assessment Bonds, Series 2007
5.000% due 03/01/2032 (a)	500	503

		1,967

Montana 3.3%
Hardin, Montana Tax Increment Infrastructure Development Revenue Bonds, Series 2006
0.000% due 09/01/2031 (c)	830	544

New Jersey 3.5%
New Jersey Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	64
New Jersey Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	500	502

		566

New York 6.4%
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	200	205
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	159
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	185
New York City, New York Industrial Development Agency Revenue Bonds, Series 2006
5.125% due 05/15/2030	500	495

		1,044

North Carolina 4.8%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	151
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	65
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	550	557

		773

Pennsylvania 9.2%
Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036 (a)	500	506
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	152
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	276
Washington County, Pennsylvania Redevelopment Authority Revenue Bonds, Series 2006
5.450% due 07/01/2035	550	564

		1,498

Rhode Island 1.8%
Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185	186
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	100	107

		293

South Carolina 1.0%
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	169

Tennessee 0.9%
Maury County, Tennessee Industrial Development Board Revenue Bonds, (Guarantee Agreement GM Insured), Series 1994
6.500% due 09/01/2024	150	153

Texas 8.2%
City of Houston, Texas Revenue Bonds, Series 1997
6.125% due 07/15/2027	45	45
City of Houston, Texas Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	108
Gulf Coast Industrial Development Authority, Texas Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	517
HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	512
Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	101
Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	55

		1,338

Utah 6.2%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	503
5.700% due 11/15/2036	500	504

		1,007

Virginia 0.6%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	104

Wisconsin 1.0%
Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	155

Total Municipal Bonds & Notes (Cost $15,866)		16,133

SHORT-TERM INSTRUMENTS 9.5%
Repurchase Agreements 9.3%
State Street Bank and Trust Co.
4.900% due 01/02/2007	1,512	1,512
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $1,548. Repurchase proceeds are $1,513.)

U.S. Treasury Bills 0.2%
4.868% due 03/01/2007 - 03/15/2007 (b)(e)	30	30

Total Short-Term Instruments (Cost $1,542)		1,542

Total Investments (d) 108.6% (Cost $17,408)		17,675
Other Assets and Liabilities (Net) (8.6%)		(1,399)

Net Assets 100.0%		$16,276

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) As of December 31, 2006, portfolio securities with an aggregate value of $492 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $30 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	6	$10

See Accompanying Notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.3%
Georgia-Pacific Corp.
7.300% due 12/20/2012	$2,286	$2,299
7.350% due 12/20/2012	143	143
7.367% due 12/20/2012	549	552
HCA, Inc.
8.114% due 11/14/2013	2,600	2,632
Reynolds American, Inc.
7.104% due 05/31/2012	1,097	1,106
7.188% due 05/31/2012	839	845
7.250% due 05/31/2012	59	60

Total Bank Loan Obligations (Cost $7,572)		7,637

CORPORATE BONDS & NOTES 7.5%
Banking & Finance 4.5%
Banque Centrale de Tunisie
7.375% due 04/25/2012	39	43
Citigroup, Inc.
5.406% due 12/26/2008	2,800	2,803
HSBC Finance Corp.
5.375% due 05/21/2008	2,800	2,801
Loews Corp.
5.250% due 03/15/2016	2,800	2,733
Merrill Lynch & Co., Inc.
5.464% due 08/14/2009	4,000	4,005
Rabobank Nederland
5.394% due 01/15/2009	1,900	1,901
Santander U.S. Debt S.A. Unipersonal
5.426% due 11/20/2009	2,800	2,802
5.428% due 02/06/2009	2,300	2,304
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008	1,200	1,202
Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,795

		25,389

Industrials 1.3%
CODELCO, Inc.
6.150% due 10/24/2036	1,200	1,234
Cox Communications, Inc.
5.910% due 12/14/2007	500	502
DaimlerChrysler N.A. Holding Corp.
5.833% due 09/10/2007	900	902
Goodrich Corp.
6.290% due 07/01/2016	2,100	2,163
Vale Overseas Ltd.
6.250% due 01/23/2017	1,500	1,514
Williams Cos., Inc.
6.375% due 10/01/2010	200	202
Xerox Corp.
9.750% due 01/15/2009	1,100	1,194

		7,711

Utilities 1.7%
AT&T, Inc.
4.125% due 09/15/2009	500	486
BellSouth Corp.
5.200% due 09/15/2014	1,200	1,173
5.474% due 08/15/2008	3,900	3,904
Embarq Corp.
6.738% due 06/01/2013	2,000	2,050
NRG Energy, Inc.
7.375% due 02/01/2016	1,100	1,108
PSEG Energy Holdings LLC
8.625% due 02/15/2008	1,144	1,178

		9,899

Total Corporate Bonds & Notes (Cost $42,913)		42,999

MUNICIPAL BONDS & NOTES 1.5%
New York City, New York Municipal Water Finance
Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038 (e)	6,794	6,997
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	306
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	900	957

Total Municipal Bonds & Notes (Cost $8,025)		8,260

U.S. GOVERNMENT AGENCIES 116.8%
Fannie Mae
3.500% due 04/25/2017	55	55
3.785% due 08/01/2010	376	359
4.190% due 11/01/2034	1,380	1,367
4.383% due 02/01/2035	993	988
4.500% due 06/01/2010 - 09/25/2020	16,164	15,857
4.591% due 08/01/2035	1,028	1,030
4.638% due 10/01/2035	1,041	1,039
4.654% due 10/01/2035	1,053	1,051
4.666% due 07/01/2035	2,072	2,056
4.724% due 10/01/2035	1,038	1,035
4.843% due 02/01/2034	919	913
4.850% due 09/01/2035	1,734	1,719
5.000% due 12/01/2018 - 08/01/2035	49,349	48,493
5.135% due 03/01/2036	3,700	3,698
5.267% due 02/01/2036	7,896	7,911
5.298% due 08/01/2036	1,930	1,935
5.470% due 03/25/2034	43	43
5.480% due 03/25/2036	4,402	4,407
5.497% due 07/01/2032	126	126
5.500% due 02/01/2024 - 12/01/2036	40,757	40,362
5.600% due 06/25/2044	153	153
5.700% due 09/25/2042	1,010	1,016
5.958% due 09/01/2044 - 10/01/2044	8,337	8,406
6.000% due 12/01/2036 - 02/01/2037	343,000	345,745
6.500% due 07/01/2036 - 01/01/2037	104,315	106,304
6.625% due 11/25/2023	305	314
6.875% due 04/25/2024	248	254
7.099% due 09/01/2031	4	4
Freddie Mac
3.500% due 01/15/2022 - 01/15/2023	3,857	3,795
4.000% due 11/01/2013 - 05/15/2016	7,641	7,435
4.400% due 09/01/2035	2,829	2,797
4.500% due 02/15/2017 - 09/15/2020	7,799	7,664
5.000% due 11/15/2017 - 09/01/2035	27,571	27,317
5.349% due 09/01/2035	2,943	2,948
5.500% due 08/15/2030 - 05/01/2035	4,076	4,036
5.550% due 10/15/2020	1,078	1,080
5.700% due 06/15/2031	1,844	1,847
5.750% due 11/15/2016 - 05/15/2029	9,743	9,797
5.958% due 10/25/2044	349	351
Government National Mortgage Association
5.125% due 11/20/2024	130	132
5.750% due 03/16/2032	50	51

Total U.S. Government Agencies (Cost $666,253)		665,890

U.S. TREASURY OBLIGATIONS 0.5%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	255	254
3.625% due 01/15/2008	1,249	1,263
U.S. Treasury Bonds
8.125% due 08/15/2019	900	1,176

Total U.S. Treasury Obligations (Cost $2,731)		2,693

MORTGAGE-BACKED SECURITIES 10.6%
Banc of America Funding Corp.
4.621% due 02/20/2036	1,274	1,257
Banc of America Mortgage Securities
5.000% due 05/25/2034	252	248
5.800% due 01/25/2034	262	263
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,151	1,131
4.750% due 10/25/2035	531	526
Bear Stearns Alt-A Trust
5.390% due 05/25/2035	613	614
5.840% due 11/25/2036	2,105	2,113
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,709	1,686
4.900% due 10/25/2035	5,202	5,152
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	827	818
5.560% due 11/20/2035	608	609
5.560% due 03/20/2046	2,203	2,206
5.630% due 02/25/2037	1,154	1,155
Countrywide Home Loan Mortgage Pass-Through Trust
5.620% due 05/25/2034	12	12
5.630% due 08/25/2034	5	5
5.640% due 04/25/2035	524	526
5.670% due 03/25/2035	478	480
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.430% due 02/25/2037	2,800	2,803
Downey Savings & Loan Association Mortgage
Loan Trust
5.610% due 08/19/2045	2,132	2,140
6.953% due 07/19/2044	255	260
First Horizon Alternative Mortgage Securities
4.472% due 03/25/2035	521	516
First Republic Mortgage Loan Trust
5.700% due 11/15/2031	160	160
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	239	237
GSR Mortgage Loan Trust
4.540% due 09/25/2035	579	569
5.500% due 11/25/2035	855	854
GSRPM Mortgage Loan Trust
6.050% due 01/25/2032	32	32
Harborview Mortgage Loan Trust
5.590% due 03/19/2037	1,995	1,999
Indymac Index Mortgage Loan Trust
5.450% due 01/25/2037	2,457	2,460
JPMorgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	12	12
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	491	480
Residential Accredit Loans, Inc.
5.560% due 04/25/2046	2,805	2,799
5.750% due 03/25/2033	209	210
Residential Asset Securitization Trust
5.750% due 05/25/2033	355	356
Structured Adjustable Rate Mortgage Loan Trust
6.227% due 01/25/2035	605	611
Structured Asset Mortgage Investments, Inc.
5.570% due 05/25/2036	2,743	2,747
5.630% due 02/25/2036	1,055	1,057
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	2,800	2,799
Washington Mutual, Inc.
5.620% due 12/25/2027	948	949
5.660% due 01/25/2045	442	443
5.670% due 01/25/2045	446	448
5.777% due 07/25/2046	3,512	3,530
5.777% due 08/25/2046	3,695	3,714
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	826	810
4.320% due 07/25/2035	2,700	2,643
4.362% due 05/25/2035	492	483
4.500% due 11/25/2018	1,652	1,607
4.950% due 03/25/2036	4,097	4,051

Total Mortgage-Backed Securities (Cost $60,474)		60,580

ASSET-BACKED SECURITIES 23.7%
ACE Securities Corp.
5.370% due 12/25/2036	2,679	2,681
5.420% due 12/25/2035	798	799
5.430% due 02/25/2036	1,350	1,351
5.460% due 10/25/2035	194	194
5.500% due 12/25/2035	1,700	1,702
American Express Credit Account Master Trust
5.530% due 11/15/2010	2,800	2,809
Ameriquest Mortgage Securities, Inc.
5.430% due 03/25/2036	717	718
Amortizing Residential Collateral Trust
5.640% due 07/25/2032	1	1
Argent Securities, Inc.
5.370% due 09/25/2036	3,140	3,142
5.410% due 05/25/2036	379	380
5.420% due 04/25/2036	1,421	1,422
5.430% due 03/25/2036	973	974
Bear Stearns Asset-Backed Securities, Inc.
5.379% due 10/25/2036	2,676	2,665
5.400% due 10/25/2036	2,726	2,726
5.420% due 02/25/2036	372	372
5.430% due 12/25/2035	555	555
5.550% due 09/25/2034	398	398
Carrington Mortgage Loan Trust
5.415% due 07/25/2036	1,230	1,231
Chase Credit Card Master Trust
5.470% due 01/17/2011	2,160	2,167
Citibank Credit Card Issuance Trust
5.435% due 03/20/2009	3,900	3,903
Citigroup Mortgage Loan Trust, Inc.
5.390% due 08/25/2036	3,185	3,187
5.430% due 12/25/2035	748	748
Countrywide Asset-Backed Certificates
5.370% due 12/25/2046	1,698	1,699
5.380% due 01/25/2046	2,952	2,954
5.400% due 01/25/2037	2,989	2,992
5.400% due 05/25/2037	5,800	5,798
5.420% due 06/25/2036	1,603	1,604
5.420% due 07/25/2036	1,621	1,622
5.420% due 08/25/2036	1,683	1,684
5.480% due 07/25/2036	1,171	1,172
DaimlerChrysler Auto Trust
5.329% due 12/08/2007	2,800	2,803
First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	2,853	2,855
Ford Credit Auto Owner Trust
5.405% due 09/15/2007	328	328
Fremont Home Loan Trust
5.410% due 01/25/2037	2,800	2,798
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	617	618
GSAMP Trust
5.420% due 01/25/2036	1,013	1,014
5.420% due 02/25/2036	1,593	1,594
5.440% due 11/25/2035	553	553
5.640% due 03/25/2034	187	188
Home Equity Asset Trust
5.430% due 05/25/2036	961	961
Home Equity Mortgage Trust
5.440% due 05/25/2036	803	804
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036	2,761	2,756
5.430% due 12/25/2035	1,263	1,264
Indymac Residential Asset-Backed Trust
5.440% due 03/25/2036	1,109	1,110
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	1,924	1,925
5.400% due 10/25/2036	3,286	3,288
5.420% due 05/25/2035	319	319
5.420% due 02/25/2036	533	533
Lehman XS Trust
5.430% due 04/25/2046	2,139	2,140
5.430% due 07/25/2046	3,133	3,135
5.430% due 08/25/2046	3,337	3,340
Long Beach Mortgage Loan Trust
5.420% due 03/25/2036	1,291	1,292
5.440% due 01/25/2036	1,115	1,116
5.630% due 10/25/2034	1,878	1,880
MASTR Asset-Backed Securities Trust
5.430% due 01/25/2036	2,557	2,559
5.460% due 11/25/2035	1,025	1,026
MBNA Credit Card Master Note Trust
5.850% due 03/15/2010	3,000	3,012
Morgan Stanley ABS Capital I
5.370% due 10/25/2036	2,702	2,702
5.390% due 07/25/2036	2,826	2,827
Morgan Stanley Capital I
5.420% due 03/25/2036	1,827	1,828
Nelnet Student Loan Trust
5.338% due 09/25/2012	2,900	2,900
5.370% due 08/23/2011	1,506	1,507
5.467% due 10/25/2016	2,638	2,639
New Century Home Equity Loan Trust
5.420% due 08/25/2036	429	429
Quest Trust
5.910% due 06/25/2034	85	85
Residential Asset Mortgage Products, Inc.
5.430% due 01/25/2036	1,849	1,850
Residential Asset Securities Corp.
5.360% due 06/25/2036	2,635	2,637
5.420% due 03/25/2036	1,017	1,017
5.420% due 04/25/2036	1,737	1,739
5.420% due 07/25/2036	2,759	2,761
5.430% due 01/25/2036	915	916
SACO I, Inc.
5.430% due 04/25/2036	714	715
Securitized Asset-Backed Receivables LLC Trust
5.420% due 10/25/2035	322	322
Soundview Home Equity Loan Trust
5.360% due 11/25/2036	2,931	2,934
5.420% due 02/25/2036	794	794
5.420% due 03/25/2036	927	928
5.420% due 05/25/2036	1,963	1,965
Structured Asset Securities Corp.
4.900% due 04/25/2035	995	962
Susquehanna Auto Lease Trust
4.991% due 04/16/2007	282	285
Truman Capital Mortgage Loan Trust
5.690% due 01/25/2034	11	11
USAA Auto Owner Trust
5.030% due 11/17/2008	1,624	1,624

Total Asset-Backed Securities (Cost $135,188)		135,238

SOVEREIGN ISSUES 0.2%
Hong Kong Government International Bond
5.125% due 08/01/2014	500	501
Mexico Government International Bond
10.375% due 02/17/2009	298	329
Panama Government International Bond
9.625% due 02/08/2011	258	295

Total Sovereign Issues (Cost $1,116)		1,125

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Province of Quebec Canada
5.000% due 12/01/2038	CAD 1,600	1,441
Republic of Germany
5.500% due 01/04/2031	EUR 200	319
Weather Investments II SARL
4.955% due 06/17/2012	1,000	1,322
6.298% due 06/17/2013	500	663
6.798% due 06/17/2014	500	666

Total Foreign Currency-Denominated Issues (Cost $4,324)		4,411

	Shares	Value (000s )
EXCHANGE-TRADED FUNDS 2.2%
iShares MSCI EAFE
Index Fund	172,236	$12,611

Total Exchange-Traded Funds (Cost $10,076)		12,611

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 15.5%
Certificates of Deposit 1.4%
BNP Paribas
5.292% due 05/28/2008	$2,800	2,801
Countrywide Funding Corp.
5.350% due 04/25/2007	2,100	2,100
Nordea Bank Finland
5.308% due 05/28/2008	2,800	2,801

		7,702

Commercial Paper 9.6%
Bank of America Corp.
5.230% due 03/20/2007	16,700	16,503
San Paolo IMI U.S. Financial Co.
5.290% due 01/02/2007	3,400	3,400
Societe Generale NY
5.225% due 03/01/2007	2,200	2,182
Svenska Handelsbanken, Inc.
5.240% due 02/21/2007	12,300	12,212
UBS Finance Delaware LLC
5.225% due 03/08/2007	11,000	10,889
5.280% due 01/02/2007	5,900	5,900
Viacom, Inc.
5.594% due 05/29/2007	3,800	3,800

		54,886

Repurchase Agreements 3.4%
Lehman Brothers, Inc.
4.850% due 01/02/2007	17,000	17,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $17,399. Repurchase proceeds are $17,009.)
State Street Bank and Trust Co.
4.900% due 01/02/2007	2,310	2,310
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $2,358. Repurchase proceeds are $2,311.)

		19,310

U.S. Treasury Bills 1.1%
4.809% due 03/01/2007 - 03/15/2007 (a)(c)(f)	6,381	6,311

Total Short-Term Instruments (Cost $88,235)		88,209

Purchased Options (h) 0.4% (Cost $2,468)		2,290
Total Investments (d) 181.0% (Cost $1,029,375)		$1,031,943
Written Options (i) (0.5%)		$(2,811)
(Premiums $2,520)
Other Assets and Liabilities (Net) (80.5%)		(459,005)

Net Assets 100.0%		$570,127

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $3,708 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(d) As of December 31, 2006, portfolio securities with an aggregate value of $2,885 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Residual Interest Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(f) Securities with an aggregate market value of $2,355 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Euribor September Futures	Long	09/2007	78	$(68)
90-Day Eurodollar December Futures	Long	12/2007	343	(31)
90-Day Eurodollar June Futures	Long	06/2007	69	(6)
90-Day Eurodollar June Futures	Long	06/2008	68	(42)
90-Day Eurodollar March Futures	Long	03/2008	1,018	(775)
90-Day Eurodollar September Futures	Long	09/2007	567	8
90-Day Eurodollar September Futures	Long	09/2008	68	(40)
Euro-Bund 10-Year Note March Futures	Long	03/2007	2	(7)
Japan 10-Year Note Futures	Long	03/2007	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	629	(464)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	3	(3)

				$(1,428)

(g) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	$500	$0
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	2,800	0
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	3/20/2016	2,800	(11)
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(0.540%)	7/25/2045	3,100	(11)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	2,600	1
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%)	12/20/2011	11,400	(2)
Deutsche Bank AG	Goodrich Corp. 6.290% due 07/01/2016	Buy	(0.510%)	9/20/2016	2,200	(12)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%)	3/20/2015	5,000	(6)
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	5/20/2007	200	1
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	2,600	1
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%)	10/20/2010	100	(3)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	9/20/2014	1,200	(1)
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	3/20/2007	500	1
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%)	10/20/2010	100	(4)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.143%)	12/20/2012	7,800	(3)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.463%	12/20/2015	5,600	4
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	9,300	18

						$(27)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	55,200	$(247)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	1/4/2010	BRL	43,000	(68)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	1/4/2010		29,100	148
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.360%	1/4/2010		3,700	66
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	1,900	(11)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,000	(10)
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		2,000	113
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	300	12
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,800	65
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		5,100	99
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	128,000	(2)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.860%	9/12/2016	MXN	22,000	145
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016		36,700	77
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016		18,100	47
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016		3,000	8
Citibank N.A.	3-Month New Zealand Bank Bill	Pay	7.250%	6/15/2009	NZD	58,300	(108)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		$5,800	133
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		11,300	(124)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		7,200	165
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		1,200	(30)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2014		2,400	(21)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(129)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		5,700	130
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		5,200	(58)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		800	(17)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		21,600	(237)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		21,000	(436)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/18/2009		77,800	238

							$(52)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Barclays Bank PLC	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.100%	4/12/2007	3,788,796	$3,646
Goldman Sachs & Co.	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	175,721	132
Merrill Lynch & Co., Inc.	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	4/12/2007	2,962,436	2,733

					$6,511

(h) Purchased options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007	EUR	82,300	$449	$133
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007	GBP	11,800	49	5
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007		8,000	29	7
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month GBP-LIBOR	Pay	5.063%	6/15/2007		3,500	15	3
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007		$35,400	131	106
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	8/8/2007		12,900	53	36
Call - OTC 1-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		61,000	145	45
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	7/9/2007		50,300	249	492
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	8/8/2007		19,300	43	17
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		28,700	186	175
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	3/26/2007		53,000	74	10
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007		3,000	10	9
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	6/30/2007		41,400	177	399
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		10,000	42	20
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007		29,900	78	30
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007		113,200	596	719
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		18,000	73	83
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	4.730%	2/1/2007		20,200	69	1

								$2,468	$2,290

(i) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007	EUR	35,000	$443	$271
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP	3,400	63	16
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		2,000	30	10
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		1,000	15	5
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.600%	1/2/2007		$3,600	37	0
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.900%	1/2/2007		3,600	23	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		15,400	126	125
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	8/8/2007		5,600	49	41
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	7/9/2007		16,500	249	535
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	8/8/2007		3,200	44	23
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		12,500	181	190
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.850%	3/26/2007		12,600	84	33
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007		1,300	10	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	6/29/2007		18,000	181	455
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.750%	7/2/2007		13,400	131	56
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007		6,400	69	46
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		4,500	47	37
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007		49,200	595	865
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		7,800	72	87
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	4.780%	2/1/2007		8,700	71	2

								$2,520	$2,811

(j) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	12/1/2036	$6,600	$6,518	$6,573
Fannie Mae	5.500%	1/1/2037	31,600	31,505	31,235
Fannie Mae	6.000%	12/1/2036	98,000	99,167	99,103
U.S. Treasury Notes	4.750%	5/15/2014	300	306	303

				$137,496	$137,214

(2)	Market value includes $2 of interest payable on short sales.

(k) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	13,560	01/2007	$2	$0	$2
Sell		49,038	01/2007	0	(577)	(577)
Buy		258	02/2007	2	0	2
Buy	BRL	4,184	01/2007	28	0	28
Sell		4,184	01/2007	0	(18)	(18)
Buy		716	05/2007	8	0	8
Buy		6,914	06/2007	45	0	45
Sell	CAD	6,033	01/2007	87	0	87
Sell	CHF	45,135	03/2007	802	0	802
Buy	CLP	8,500	06/2007	0	0	0
Buy	CNY	83,155	05/2007	28	0	28
Buy		23,612	11/2007	18	0	18
Sell	DKK	21,583	03/2007	10	0	10
Sell	EUR	146,335	01/2007	114	(1,575)	(1,461)
Buy	GBP	310	01/2007	0	(7)	(7)
Sell		70,226	01/2007	9	(815)	(806)
Sell	HKD	61,591	01/2007	6	(1)	5
Buy	JPY	7,261,485	01/2007	0	(490)	(490)
Sell		21,713,112	01/2007	3,319	(14)	3,305
Sell		96,549	02/2007	24	0	24
Buy	MXN	22,905	01/2007	39	0	39
Sell	NOK	37,660	03/2007	68	0	68
Sell	NZD	323	01/2007	0	(12)	(12)
Sell	SEK	109,630	03/2007	0	(6)	(6)
Sell	SGD	7,458	01/2007	0	(21)	(21)

				$4,609	$(3,536)	$1,073

See accompanying notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (Unhedged)

December 31, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 16.8%
Banking & Finance 15.3%
Allstate Life Global Funding Trusts
5.406% due 03/23/2009		$100	$100
Bank of America Corp.
5.471% due 08/02/2010		540	541
Bank of Ireland
5.415% due 12/18/2009		300	300
Bank of Scotland
5.871% due 11/22/2012		500	502
C10 Capital SPV Ltd.
6.722% due 12/01/2049		100	100
Citigroup Funding, Inc.
5.342% due 12/08/2008		200	200
Citigroup, Inc.
5.525% due 05/18/2010		730	733
Goldman Sachs Group, Inc.
5.406% due 12/23/2008		200	200
5.455% due 11/16/2009		290	290
HSBC Finance Corp.
5.455% due 06/19/2009		750	751
HSBC Holdings PLC
6.500% due 05/02/2036		200	216
International Lease Finance Corp.
5.516% due 06/26/2009		370	371
JPMorgan Chase & Co.
5.400% due 06/26/2009		290	290
Morgan Stanley
5.485% due 02/09/2009		340	341
5.499% due 02/15/2007		200	200
SLM Corp.
5.587% due 07/25/2008		500	502
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	99
U.S. Bank N.A.
5.309% due 03/31/2008		500	500
Unicredito Italiano NY
5.370% due 05/29/2008		600	600
Wachovia Corp.
5.410% due 12/01/2009		200	200
Wells Fargo & Co.
5.426% due 03/23/2010		630	631
World Savings Bank FSB
5.415% due 06/20/2008		300	301

			7,968

Industrials 1.5%
Home Depot, Inc.
5.490% due 12/16/2009		100	100
Time Warner, Inc.
5.606% due 11/13/2009		500	501
Wal-Mart Stores, Inc.
5.265% due 06/16/2008		200	200

			801

Total Corporate Bonds & Notes (Cost $8,770)			8,769

U.S. GOVERNMENT AGENCIES 60.3%
Fannie Mae
5.000% due 07/15/2020		378	377
5.958% due 06/01/2043		108	109
6.000% due 01/01/2037 - 02/01/2037		28,600	28,791
Federal Home Loan Bank
5.500% due 06/30/2008		200	200
Freddie Mac
6.000% due 01/01/2037		2,000	2,015

Total U.S. Government Agencies (Cost $31,564)			31,492

U.S. TREASURY OBLIGATIONS 26.2%
U.S. Treasury Notes
4.625% due 12/31/2011		2,200	2,193
4.750% due 12/31/2008		11,500	11,490

Total U.S. Treasury Obligations (Cost $13,689)			13,683

MORTGAGE-BACKED SECURITIES 6.8%
Bear Stearns Alt-A Trust
5.510% due 02/25/2034		500	500
Countrywide Alternative Loan Trust
5.510% due 02/25/2047		298	299
Greenpoint Mortgage Funding Trust
5.430% due 01/25/2047		100	100
GS Mortgage Securities Corp. II
5.450% due 06/06/2020		439	439
MASTR Asset-Backed Securities Trust
5.410% due 11/25/2036		400	401
TBW Mortgage-Backed Pass-Through Certificates
5.460% due 01/25/2037		500	500
Washington Mutual, Inc.
5.557% due 01/25/2047		100	100
5.670% due 12/25/2027		340	340
5.827% due 02/25/2046		871	877

Total Mortgage-Backed Securities (Cost $3,551)			3,556

ASSET-BACKED SECURITIES 8.9%
Asset-Backed Funding Certificates
5.380% due 01/25/2037		98	98
Carrington Mortgage Loan Trust
5.400% due 01/25/2037		500	501
Chase Issuance Trust
5.360% due 12/15/2010		300	300
5.360% due 02/15/2011		300	300
Countrywide Asset-Backed Certificates
5.370% due 12/26/2036		500	501
5.420% due 12/25/2036		100	100
5.430% due 06/25/2037		500	500
DaimlerChrysler Auto Trust
5.329% due 12/08/2007		500	501
First Franklin Mortgage Loan Asset-Backed Certificates
5.490% due 05/25/2035		49	49
HFC Home Equity Loan Asset-Backed Certificates
5.420% due 03/20/2036		500	501
MBNA Credit Card Master Note Trust
5.460% due 08/17/2009		500	500
Merrill Lynch Mortgage Investors, Inc.
5.420% due 08/25/2036		500	501
Soundview Home Equity Loan Trust
5.410% due 12/25/2036		300	300

Total Asset-Backed Securities (Cost $4,648)			4,652

FOREIGN CURRENCY-DENOMINATED ISSUES 0.2%
Province of Quebec Canada
5.000% due 12/01/2038	CAD	100	$90

Total Foreign Currency-Denominated Issues (Cost $91)			90

SHORT-TERM INSTRUMENTS 65.0%
Commercial Paper 58.2%
Bank of America Corp.
5.230% due 03/09/2007		$2,400	2,375
Bank of Ireland
5.260% due 03/15/2007		1,200	1,187
Barclays U.S. Funding Corp.
5.220% due 03/05/2007		2,400	2,377
CBA (de) Finance
5.245% due 01/31/2007		1,400	1,394
5.250% due 03/07/2007		100	99
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		500	487
Dexia Delaware LLC
5.300% due 01/02/2007		2,400	2,400
Fortis Funding LLC
5.265% due 01/02/2007		1,400	1,400
HBOS Treasury Services PLC
5.225% due 03/06/2007		2,400	2,377
IXIS Commercial Paper Corp.
5.260% due 02/02/2007		1,400	1,394
Rabobank USA Financial Corp.
5.280% due 01/02/2007		300	300
San Paolo IMI U.S. Financial Co.
5.290% due 01/02/2007		1,400	1,400
Skandinaviska Enskilda Banken AB
5.220% due 03/06/2007		1,400	1,386
Societe Generale NY
5.200% due 04/02/2007		2,400	2,367
Stadshypoket Delaware, Inc.
5.250% due 02/02/2007		1,400	1,394
Statens Bostadsfin Bank
5.250% due 02/08/2007		1,400	1,393
Swedbank, Inc.
5.225% due 03/07/2007		1,400	1,386
TotalFinaElf Capital S.A.
5.300% due 01/02/2007		1,400	1,400
UBS Finance Delaware LLC
5.185% due 04/02/2007		2,400	2,367
Westpac Trust Securities NZ Ltd.
5.330% due 01/18/2007		1,500	1,497

			30,380

Repurchase Agreements 5.6%
Lehman Brothers, Inc.
4.850% due 01/02/2007		1,000	1,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $1,028. Repurchase proceeds are $1,001.)
State Street Bank and Trust Co.
4.900% due 01/02/2007		1,937	1,937

(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $1,981. Repurchase proceeds are $1,938.)
			2,937

U.S. Treasury Bills 1.2%
4.809% due 03/01/2007 - 03/15/2007 (a)(c)		650	644

Total Short-Term Instruments (Cost $33,974)			33,961

Purchased Options (e) 0.0% (Cost $31)			14
Total Investments (b) 184.2% (Cost $96,318)			$96,217
Written Options (f) (0.0%) (Premiums $36)			(23)
Other Assets and Liabilities (Net) (84.2%)			(43,962)

Net Assets 100.0%			$52,232

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of December 31, 2006, portfolio securities with an aggregate value of $19,162 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $644 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	90	$(93)
90-Day Eurodollar June Futures	Long	06/2008	85	(90)
90-Day Eurodollar March Futures	Long	03/2008	85	(91)
90-Day Eurodollar September Futures	Long	09/2007	5	(6)
90-Day Eurodollar September Futures	Long	09/2008	85	(87)
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 119.000	Short	03/2007	2	0
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.000	Short	03/2007	5	1
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 114.500	Short	03/2007	1	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 115.000	Short	03/2007	1	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 116.000	Short	03/2007	7	(4)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	82	(167)

				$(537)

(d) Swap agreements outstanding on December 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	100	$0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	1/4/2010	BRL	100	0
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		$1,500	(11)

							$(11)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	703,934	$455

(e) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$104.000	2/23/2007	57	$1	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	8/8/2007	$2,000	$8	$5
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007	9,000	22	7

							$30	$12

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 03/01/2037	$91.656	3/6/2007	$2,000	$0	$0

(f) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$116.000	2/23/2007	12	$5	$1
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	12	2	6

				$7	$7

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	8/8/2007	$1,000	$9	$7
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.750%	7/2/2007	2,000	20	9

							$29	$16

(g) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	1/1/2037	$1,500	$1,515	$1,510

(h) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	43	01/2007	$0	$0	$0
Sell		43	01/2007	0	0	0
Buy		147	05/2007	0	0	0
Buy		43	06/2007	0	0	0
Sell	CAD	106	01/2007	1	0	1
Buy	EUR	138	01/2007	1	0	1
Sell		286	01/2007	0	(2)	(2)
Sell	JPY	28,108	01/2007	2	0	2
Buy	MXN	488	04/2007	0	0	0
Buy	PHP	741	03/2007	0	0	0
Buy	RUB	420	11/2007	0	0	0
Buy		315	12/2007	0	0	0
Buy	SGD	46	07/2007	0	0	0

				$4	$(2)	$2

See accompanying notes

Schedule of Investments

Investment Grade Corporate Bond Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 83.0%
Banking & Finance 35.3%
ABX Financing Co.
5.750% due 10/15/2016		$200	$199
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008		200	202
Allstate Corp.
7.200% due 12/01/2009		200	211
American International Group, Inc.
2.875% due 05/15/2008		300	290
5.050% due 10/01/2015		200	195
6.250% due 05/01/2036		200	213
Anadarko Finance Co.
6.750% due 05/01/2011		200	210
Archstone-Smith Trust
7.900% due 02/15/2016		25	28
AvalonBay Communities, Inc.
6.125% due 11/01/2012		50	52
BAE Systems Holdings, Inc.
5.200% due 08/15/2015		200	191
Bank of America Corp.
3.875% due 01/15/2008		50	49
4.750% due 08/01/2015		500	481
Bank One Corp.
5.250% due 01/30/2013		100	99
7.600% due 05/01/2007		60	60
9.875% due 03/01/2009		50	54
BB&T Corp.
6.500% due 08/01/2011		30	32
Bear Stearns Cos., Inc.
5.700% due 01/15/2007		300	300
5.700% due 11/15/2014		200	203
BellSouth Capital Funding Corp.
7.875% due 02/15/2030		200	233
BNP Paribas
5.186% due 06/29/2049		700	673
C10 Capital SPV Ltd.
6.722% due 12/01/2049		400	400
Canadian Oil Sands Ltd.
4.800% due 08/10/2009		245	241
CIT Group, Inc.
7.750% due 04/02/2012		240	265
Citigroup Capital II
7.750% due 12/01/2036		500	517
Citigroup, Inc.
5.000% due 09/15/2014		200	196
5.625% due 08/27/2012		400	406
6.000% due 02/21/2012		190	196
6.125% due 08/25/2036		100	105
Commonwealth Bank of Australia
6.024% due 03/29/2049		250	253
Fleet National Bank
5.750% due 01/15/2009		175	177
Ford Motor Credit Co.
7.875% due 06/15/2010		100	101
General Electric Capital Corp.
5.000% due 01/08/2016		100	98
5.450% due 01/15/2013		350	354
5.474% due 10/21/2010		500	501
6.750% due 03/15/2032		500	575
General Motors Acceptance Corp.
6.875% due 09/15/2011		50	51
Goldman Sachs Group LP
4.500% due 06/15/2010		250	245
Goldman Sachs Group, Inc.
5.250% due 10/15/2013		300	298
5.455% due 12/22/2008		200	200
5.700% due 09/01/2012		300	306
6.125% due 02/15/2033		100	102
6.600% due 01/15/2012		100	106
HBOS Capital Funding LP
6.071% due 06/29/2049		300	305
HBOS PLC
5.920% due 09/29/2049		100	98
HSBC Capital Funding LP
4.610% due 12/29/2049		1,330	1,242
HSBC Finance Corp.
4.125% due 03/11/2008		200	197
4.125% due 12/15/2008		100	98
HSBC Holdings PLC
6.500% due 05/02/2036		200	216
International Lease Finance Corp.
4.875% due 09/01/2010		150	148
JPMorgan & Co., Inc.
5.750% due 10/15/2008		100	101
JPMorgan Chase & Co.
4.750% due 03/01/2015		300	289
5.125% due 09/15/2014		100	99
6.625% due 03/15/2012		350	370
7.125% due 06/15/2009		100	104
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036		400	414
KFW International Finance
5.750% due 01/15/2008		30	30
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014		300	289
6.625% due 01/18/2012		30	32
MBNA America Bank N.A.
7.125% due 11/15/2012		145	158
Merrill Lynch & Co., Inc.
4.250% due 02/08/2010		100	97
5.480% due 04/26/2007		70	70
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		150	151
Mizuho JGB Investment LLC
9.870% due 12/29/2049		100	106
Morgan Stanley
4.750% due 04/01/2014		400	383
5.300% due 03/01/2013		325	324
5.375% due 10/15/2015		250	248
6.600% due 04/01/2012		100	106
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		250	254
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		200	218
Preferred Term Securities XII
5.911% due 03/24/2034		100	100
Prudential Financial, Inc.
5.510% due 06/13/2008		100	100
Prudential Insurance Co. of America
7.650% due 07/01/2007		250	253
Rabobank Capital Funding II
5.260% due 12/29/2049		50	49
Rabobank Capital Funding Trust
5.254% due 12/29/2049		700	676
Resona Bank Ltd.
5.850% due 09/29/2049		100	98
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		280	310
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		300	294
UBS Preferred Funding Trust V
6.243% due 05/29/2049		500	519
United Overseas Bank Ltd.
5.375% due 09/03/2019		100	99
USB Capital IX
6.189% due 04/15/2049		975	997
Ventas Realty LP
6.750% due 06/01/2010		200	207
VTB Capital S.A. for Vneshtorgbank
6.115% due 09/21/2007		200	201
Wachovia Bank N.A.
5.000% due 08/15/2015		300	291
7.800% due 08/18/2010		30	32
Wachovia Capital Trust III
5.800% due 03/15/2042		1,100	1,110
Washington Mutual, Inc.
5.250% due 09/15/2017		250	242
Wells Fargo & Co.
5.426% due 03/23/2010		75	75
5.472% due 01/12/2011		200	200
Wells Fargo Bank N.A.
6.450% due 02/01/2011		30	31
Wells Fargo Capital X
5.950% due 12/15/2036		1,500	1,475
Westfield Group
5.700% due 10/01/2016		100	101
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		300	300

			23,575

Industrials 30.1%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		100	96
Allied Waste North America, Inc.
6.500% due 11/15/2010		300	302
American Airlines, Inc.
6.978% due 10/01/2012		81	82
7.858% due 10/01/2011		50	55
American Greetings Corp.
7.375% due 06/01/2016		100	103
Anadarko Petroleum Corp.
5.950% due 09/15/2016		200	201
6.450% due 09/15/2036		200	203
Barrick Gold Corp.
5.800% due 11/15/2034		100	93
Barrick Gold Finance Co.
4.875% due 11/15/2014		100	95
Beckman Coulter, Inc.
6.875% due 11/15/2011		30	31
Boston Scientific Corp.
5.450% due 06/15/2014		100	96
6.000% due 06/15/2011		100	101
Canadian National Railway Co.
4.400% due 03/15/2013		80	76
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		100	99
5.850% due 02/01/2035		200	185
6.000% due 08/15/2016		100	101
Cardinal Health, Inc.
5.640% due 10/02/2009		200	200
CBS Corp.
5.625% due 08/15/2012		500	494
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013		150	167
Chesapeake Energy Corp.
6.375% due 06/15/2015		300	299
7.000% due 08/15/2014		23	24
7.500% due 06/15/2014		200	209
Cisco Systems, Inc.
5.451% due 02/20/2009		60	60
Clorox Co.
5.485% due 12/14/2007		30	30
CODELCO, Inc.
6.150% due 10/24/2036		100	103
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		100	114
Comcast Cable Communications, Inc.
6.750% due 01/30/2011		300	315
8.875% due 05/01/2017		35	42
Comcast Corp.
5.300% due 01/15/2014		100	98
5.850% due 01/15/2010		200	203
5.875% due 02/15/2018		100	99
5.900% due 03/15/2016		100	100
6.450% due 03/15/2037		200	201
7.050% due 03/15/2033		100	107
ConocoPhillips Australia Funding Co.
5.468% due 04/09/2009		200	200
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016		400	403
Continental Airlines, Inc.
6.320% due 11/01/2008		50	51
6.503% due 06/15/2011		100	103
Coventry Health Care, Inc.
5.875% due 01/15/2012		100	99
Cox Communications, Inc.
4.625% due 06/01/2013		160	151
5.910% due 12/14/2007		100	100
6.750% due 03/15/2011		100	105
7.125% due 10/01/2012		100	107
7.750% due 11/01/2010		130	140
CSC Holdings, Inc.
8.125% due 07/15/2009		50	52
8.125% due 08/15/2009		50	52
CSX Corp.
5.300% due 02/15/2014		250	247
Cyprus Amax Minerals Co.
7.375% due 05/15/2007		30	30
DaimlerChrysler N.A. Holding Corp.
5.833% due 09/10/2007		200	200
7.300% due 01/15/2012		100	106
Delhaize America, Inc.
8.125% due 04/15/2011		250	271
Devon Energy Corp.
7.950% due 04/15/2032		100	122
Devon Financing Corp. ULC
7.875% due 09/30/2031		200	241
Duke Energy Field Services LLC
5.375% due 10/15/2015		100	97
EchoStar DBS Corp.
6.375% due 10/01/2011		200	199
Embraer Overseas Ltd.
6.375% due 01/24/2017		100	100
Enbridge Energy Partners LP
5.875% due 12/15/2016		200	198
EnCana Corp.
4.750% due 10/15/2013		100	95
Enterprise Products Operating LP
5.000% due 03/01/2015		200	189
Fund American Cos., Inc.
5.875% due 05/15/2013		150	149
Gaz Capital for Gazprom
8.625% due 04/28/2034		200	258
Gazprom International S.A.
7.201% due 02/01/2020		100	106
Georgia-Pacific Corp.
7.125% due 01/15/2017		700	702
8.125% due 05/15/2011		100	106
HCA, Inc.
6.950% due 05/01/2012		200	190
Hess Corp.
7.875% due 10/01/2029		200	234
Hilton Hotels Corp.
8.250% due 02/15/2011		230	248
HJ Heinz Co.
6.428% due 12/01/2008		200	204
Humana, Inc.
6.450% due 06/01/2016		200	206
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		140	147
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		100	99
International Business Machines Corp.
8.375% due 11/01/2019		30	38
JC Penney Corp., Inc.
8.000% due 03/01/2010		100	107
JetBlue Airways Corp.
9.610% due 03/15/2008		58	58
Kern River Funding Corp.
4.893% due 04/30/2018		67	65
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		200	190
7.125% due 03/15/2012		350	372
7.300% due 08/15/2033		150	163
Kroger Co.
5.500% due 02/01/2013		200	198
MGM Mirage
6.625% due 07/15/2015		100	96
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		500	599
Motorola, Inc.
7.600% due 01/01/2007		200	200
Newmont Mining Corp.
5.875% due 04/01/2035		100	93
News America Holdings, Inc.
9.250% due 02/01/2013		400	470
Norfolk Southern Corp.
7.250% due 02/15/2031		100	117
Northrop Grumman Corp.
7.750% due 02/15/2031		100	124
Oracle Corp.
5.000% due 01/15/2011		150	149
Pemex Project Funding Master Trust
5.750% due 12/15/2015		200	199
8.000% due 11/15/2011		260	287
Phelps Dodge Corp.
8.750% due 06/01/2011		200	223
9.500% due 06/01/2031		200	239
Pioneer Natural Resources Co.
5.875% due 07/15/2016		200	185
Plum Creek Timberlands LP
5.875% due 11/15/2015		200	197
Premcor Refining Group, Inc.
6.750% due 02/01/2011		100	104
Qwest Communications International, Inc.
7.250% due 02/15/2011		200	206
Reynolds American, Inc.
7.750% due 06/01/2018		100	107
Rogers Cable, Inc.
5.500% due 03/15/2014		100	96
Safeway, Inc.
5.716% due 03/27/2009		200	201
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		200	220
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		100	106
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		60	63
Time Warner, Inc.
5.500% due 11/15/2011		100	100
6.750% due 04/15/2011		25	26
6.875% due 05/01/2012		500	529
7.700% due 05/01/2032		100	113
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012		30	34
Transocean, Inc.
7.500% due 04/15/2031		190	216
Tyson Foods, Inc.
6.850% due 04/01/2016		335	346
Union Pacific Corp.
6.625% due 02/01/2029		50	55
United Airlines, Inc.
10.125% due 03/22/2015 (a)		96	45
USX Corp.
6.850% due 03/01/2008		30	30
Vale Overseas Ltd.
6.250% due 01/11/2016		100	101
6.250% due 01/23/2017		100	101
Valero Energy Corp.
3.500% due 04/01/2009		100	96
6.125% due 04/15/2007		100	100
7.500% due 04/15/2032		100	114
Viacom, Inc.
5.750% due 04/30/2011		100	100
6.250% due 04/30/2016		200	199
Wal-Mart Stores, Inc.
6.875% due 08/10/2009		30	31
Walt Disney Co.
5.453% due 09/10/2009		100	100
6.375% due 03/01/2012		100	105
Waste Management, Inc.
7.100% due 08/01/2026		10	11
WellPoint, Inc.
4.250% due 12/15/2009		100	97
Weyerhaeuser Co.
6.125% due 03/15/2007		38	38
Williams Cos., Inc.
6.375% due 10/01/2010		100	101
Wyeth
4.375% due 03/01/2008		100	99
Wynn Las Vegas LLC
6.625% due 12/01/2014		100	100
Xerox Corp.
6.111% due 12/18/2009		100	102
XTO Energy, Inc.
6.100% due 04/01/2036		100	98
6.250% due 04/15/2013		100	103
7.500% due 04/15/2012		100	109
Yum! Brands, Inc.
8.875% due 04/15/2011		140	157

			20,119

Utilities 17.6%
Appalachian Power Co.
3.600% due 05/15/2008		100	98
AT&T Corp.
7.300% due 11/15/2011		447	484
AT&T, Inc.
5.100% due 09/15/2014		300	292
BellSouth Corp.
5.200% due 09/15/2014		300	293
5.200% due 12/15/2016		100	96
British Telecommunications PLC
8.625% due 12/15/2010		100	112
9.125% due 12/15/2030		100	134
CenturyTel, Inc.
8.375% due 10/15/2010		100	109
Cingular Wireless LLC
6.500% due 12/15/2011		50	52
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	107
Consumers Energy Co.
5.000% due 02/15/2012		100	98
5.375% due 04/15/2013		100	99
5.500% due 08/15/2016		350	344
Deutsche Telekom International Finance BV
8.000% due 06/15/2010		330	358
Duke Energy Corp.
6.250% due 01/15/2012		130	136
6.450% due 10/15/2032		200	215
Embarq Corp.
7.082% due 06/01/2016		200	204
Energy East Corp.
6.750% due 07/15/2036		100	106
Energy Transfer Partners LP
6.125% due 02/15/2017		500	508
Entergy Gulf States, Inc.
3.600% due 06/01/2008		150	146
4.875% due 11/01/2011		100	96
Entergy Louisiana LLC
5.560% due 09/01/2015		50	49
Exelon Corp.
4.900% due 06/15/2015		200	189
FirstEnergy Corp.
6.450% due 11/15/2011		100	104
Florida Power Corp.
5.774% due 11/14/2008		50	50
France Telecom S.A.
7.750% due 03/01/2011		230	251
GTE South, Inc.
6.125% due 06/15/2007		30	30
Indianapolis Power & Light
6.300% due 07/01/2013		150	154
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		150	156
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007		200	203
Nevada Power Co.
6.500% due 05/15/2018		150	156
Niagara Mohawk Power Corp.
7.750% due 10/01/2008		30	31
NiSource Finance Corp.
7.875% due 11/15/2010		100	108
Ohio Edison Co.
5.450% due 05/01/2015		100	98
5.647% due 06/15/2009		100	100
Pacific Gas & Electric Co.
6.050% due 03/01/2034		300	304
Plains All American Pipeline LP
6.125% due 01/15/2017		400	403
PPL Capital Funding Trust I
4.330% due 03/01/2009		200	195
Progress Energy, Inc.
6.850% due 04/15/2012		200	213
7.100% due 03/01/2011		94	100
PSEG Power LLC
6.950% due 06/01/2012		200	212
8.625% due 04/15/2031		100	128
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	152
Qwest Corp.
8.610% due 06/15/2013		100	109
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		43	42
Sierra Pacific Power Co.
6.000% due 05/15/2016		200	201
Southern California Edison Co.
5.000% due 01/15/2014		200	195
Sprint Capital Corp.
6.875% due 11/15/2028		100	100
8.375% due 03/15/2012		500	556
8.750% due 03/15/2032		200	241
System Energy Resources, Inc.
4.875% due 10/01/2007		100	99
TECO Energy, Inc.
6.750% due 05/01/2015		200	210
7.000% due 05/01/2012		100	106
Telecom Italia Capital S.A.
4.000% due 01/15/2010		200	191
5.250% due 11/15/2013		100	95
5.984% due 07/18/2011		200	200
Telefonica Emisones SAU
5.984% due 06/20/2011		100	102
Telus Corp.
8.000% due 06/01/2011		30	33
The Toledo Edison Co.
6.150% due 05/15/2037		200	198
TXU Energy Co. LLC
7.000% due 03/15/2013		200	210
Verizon Communications, Inc.
5.350% due 02/15/2011		200	201
Verizon Global Funding Corp.
7.750% due 12/01/2030		200	235
Verizon New England, Inc.
6.500% due 09/15/2011		200	206
Virginia Electric & Power Co.
5.375% due 02/01/2007		80	80
5.400% due 01/15/2016		500	494
Vodafone Group PLC
3.950% due 01/30/2008		30	30
5.424% due 06/29/2007		50	50
7.750% due 02/15/2010		30	32
Xcel Energy, Inc.
6.500% due 07/01/2036		100	106

			11,795

Total Corporate Bonds & Notes (Cost $55,884)			55,489

CONVERTIBLE BONDS & NOTES 0.3%
ERP Operating LP
3.850% due 08/15/2026		200	206

Total Convertible Bonds & Notes (Cost $202)			206

U.S. GOVERNMENT AGENCIES 6.6%
Fannie Mae
5.500% due 07/01/2036 - 12/01/2036		2,670	2,639
6.000% due 04/01/2036 - 10/01/2036		1,735	1,748

Total U.S. Government Agencies (Cost $4,370)			4,387

SOVEREIGN ISSUES 1.8%
Brazilian Government International Bond
8.000% due 01/15/2018		126	140
Croatia Government International Bond
6.375% due 07/31/2010		27	28
Korea Development Bank
4.750% due 07/20/2009		300	296
Mexico Government International Bond
5.625% due 01/15/2017		150	151
8.300% due 08/15/2031		80	103
Panama Government International Bond
9.625% due 02/08/2011		100	114
Russia Government International Bond
5.000% due 03/31/2030		150	170
10.000% due 06/26/2007		83	85
South Africa Government International Bond
7.375% due 04/25/2012		90	97
9.125% due 05/19/2009		30	32

Total Sovereign Issues (Cost $1,147)			1,216

FOREIGN CURRENCY-DENOMINATED ISSUES 3.2%
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	411
Credit Logement S.A.
4.604% due 03/29/2049		300	394
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	154
France Telecom S.A.
6.750% due 03/14/2008		90	123
HSBC Holdings PLC
5.375% due 12/20/2012		60	84
RBS Capital Trust A
6.467% due 12/29/2049		325	468
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	46
Rogers Wireless, Inc.
7.625% due 12/15/2011		50	47
Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	439

Total Foreign Currency-Denominated Issues (Cost $1,988)			2,166

		Shares
PREFERRED STOCKS 0.2%
Goldman Sachs Group, Inc.
6.124% due 12/31/2049		4,000	105

Total Preferred Stocks (Cost $100)			105

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.8%
Commercial Paper 0.7%
San Paolo IMI U.S. Financial Co.
5.290% due 01/02/2007		$500	500

Repurchase Agreements 1.7%
State Street Bank and Trust Co.
4.900% due 01/02/2007		1,112	1,112
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $1,136. Repurchase proceeds are $1,113.)

U.S. Treasury Bills 0.4%
4.820% due 03/01/2007 - 03/15/2007 (b)(d)		250	248

Total Short-Term Instruments (Cost $1,860)			1,860

Purchased Options (f) 0.0% (Cost $3)			3
Total Investments (c) 97.9% (Cost $65,554)			$65,432
Written Options (g) (0.0%) (Premiums $2)			(4)
Other Assets and Liabilities (Net) 2.1%			1,381

Net Assets 100.0%			$66,809

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) As of December 31, 2006, portfolio securities with an aggregate value of $546 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $248 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Eurodollar December Futures	Long	12/2007	72	$9
90-Day Eurodollar December Futures	Long	12/2008	2	2
90-Day Eurodollar June Futures	Long	06/2008	58	70
90-Day Eurodollar June Futures	Long	06/2009	2	2
90-Day Eurodollar March Futures	Long	03/2008	85	61
90-Day Eurodollar March Futures	Long	03/2009	2	2
90-Day Eurodollar September Futures	Short	09/2008	9	(4)
Euro-Bund 10-Year Note March Futures Call Option Strike @ EUR 119.000	Short	03/2007	15	1
Euro-Bund 10-Year Note March Futures Put Option Strike @ EUR 116.000	Short	03/2007	15	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	62	(24)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	29	(40)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	10	29

				$102

(e) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG7 Index	Sell	0.400%	12/20/2011	$1,000	$0
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	1,000	0
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	9/20/2009	200	2
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%)	6/20/2010	100	0
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%	6/20/2010	100	11
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%	3/20/2011	200	1
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%)	6/20/2011	100	0
BNP Paribas Bank	Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%)	3/20/2017	100	0
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%)	6/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	3/20/2010	298	3
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(1.170%)	12/20/2011	200	0
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	6/20/2015	100	2
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%	3/20/2010	200	1
Credit Suisse First Boston	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.950%)	3/20/2017	100	0
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	9/20/2011	300	23
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.500%)	9/20/2011	300	(19)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	3/20/2008	100	0
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%)	6/20/2011	100	0
Goldman Sachs & Co.	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%)	6/20/2011	100	0
Goldman Sachs & Co.	Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%)	9/20/2011	200	1
Goldman Sachs & Co.	Washington Mutual, Inc. 4.000% due 01/15/2009	Buy	(0.385%)	6/20/2016	250	(1)
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.849%)	3/20/2017	100	0
Goldman Sachs & Co.	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.859%)	3/20/2017	100	0
Goldman Sachs & Co.	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(1.018%)	3/20/2017	100	0
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	6/20/2010	50	1
JPMorgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%	9/20/2010	300	10
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%)	3/20/2007	298	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	3/20/2010	100	1
Lehman Brothers, Inc.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	1.010%	9/20/2011	200	0
Lehman Brothers, Inc.	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.200%)	3/20/2017	100	0
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	3/20/2010	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%	6/20/2010	200	1
Morgan Stanley	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%	3/20/2011	300	1
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%)	6/20/2011	100	0
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Sell	0.400%	12/20/2011	2,200	6
Morgan Stanley	Inco Ltd. 7.750% due 05/15/2012	Buy	(0.500%)	12/20/2011	500	(1)
Morgan Stanley	Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.700%	12/20/2011	500	0
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	1,300	(4)
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%)	3/20/2017	100	0
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%)	9/20/2011	200	0

						$40

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Receive	4.500%	12/15/2007	CAD	13,800	$(5)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	6/17/2012	EUR	200	9
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	400	5
UBS AG	6-Month JPY-LIBOR	Receive	2.000%	6/20/2016	JPY	130,000	(9)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		$400	9
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		5,800	(64)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		5,040	106
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		10,200	(11)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		500	(12)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		1,900	(2)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	6/18/2009		4,300	14
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		1,000	9
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		200	5
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	6.000%	6/15/2025		2,000	(28)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		1,000	(22)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		500	(1)

							$3

(f) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar March Futures	$92.000	3/19/2007	45	$1	$0
Put - CME 90-Day Eurodollar September Futures	90.250	9/17/2007	22	0	0

				$1	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007	$500	$2	$3

(g) Written options outstanding on December 31, 2006: Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007	$200	$2	$4

(h) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	BRL	58	01/2007	$1	$0	$1
Buy		426	05/2007	2	0	2
Sell	CAD	100	01/2007	3	0	3
Buy	CLP	13,000	05/2007	0	0	0
Buy		14,495	06/2007	0	0	0
Sell	EUR	1,299	01/2007	0	(13)	(13)
Sell	GBP	149	01/2007	0	(2)	(2)
Buy	INR	1,109	02/2007	1	0	1
Buy		911	03/2007	1	0	1
Buy	JPY	97,463	02/2007	0	(11)	(11)
Buy	KRW	8,246	02/2007	0	0	0
Buy		57,869	03/2007	1	0	1
Buy		157,505	04/2007	0	0	0
Buy	MXN	339	01/2007	1	0	1
Buy		2,225	04/2007	2	0	2
Buy	PLN	635	04/2007	2	(1)	1
Buy	RUB	346	01/2007	0	0	0
Buy		5,475	03/2007	0	0	0
Buy		2,765	09/2007	0	0	0
Buy	SGD	70	01/2007	1	0	1
Buy		18	03/2007	0	0	0
Buy		261	04/2007	1	0	1
Buy	TWD	576	02/2007	0	0	0
Buy	ZAR	153	05/2007	1	0	1

				$17	$(27)	$(10)

See accompanying notes

Schedule of Investments

Japanese StocksPLUS® TR Strategy Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.9%
Banking & Finance 5.2%
Bank of Ireland
5.375% due 12/19/2008	$200	$200
Banque Centrale de Tunisie
7.375% due 04/25/2012	12	13
BNP Paribas
5.292% due 05/28/2008	200	200
Citigroup, Inc.
5.406% due 12/26/2008	200	200
DnB NORBank ASA
5.412% due 02/25/2008	100	100
Goldman Sachs Group, Inc.
5.455% due 12/22/2008	200	201
HBOS Treasury Services PLC
5.350% due 07/17/2008	200	200
HSBC Finance Corp.
5.375% due 05/21/2008	100	100
JPMorgan Chase & Co.
5.416% due 06/26/2009	200	201
Loews Corp.
5.250% due 03/15/2016	200	195
Morgan Stanley
5.499% due 02/15/2007	100	100
Nordea Bank Finland
5.308% due 05/28/2008	200	200
Rabobank Nederland
5.394% due 01/15/2009	200	200
Santander U.S. Debt S.A. Unipersonal
5.428% due 02/06/2009	200	200
Unicredito Italiano NY
5.370% due 05/29/2008	200	200

		2,510

Industrials 2.5%
Boston Scientific Corp.
6.000% due 06/15/2011	100	101
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	200	201
El Paso Corp.
6.375% due 02/01/2009	100	102
Time Warner, Inc.
5.500% due 11/15/2011	400	400
Wal-Mart Stores, Inc.
5.265% due 06/16/2008	200	200
Xerox Capital Trust I
8.000% due 02/01/2027	200	205

		1,209

Utilities 1.2%
BellSouth Corp.
5.200% due 09/15/2014	200	196
Embarq Corp.
6.738% due 06/01/2013	300	307
NRG Energy, Inc.
7.375% due 02/01/2016	100	101

		604

Total Corporate Bonds & Notes (Cost $4,315)		4,323

U.S. GOVERNMENT AGENCIES 82.1%
Fannie Mae
3.851% due 10/01/2033	747	738
4.000% due 08/01/2013	253	245
4.190% due 11/01/2034	73	72
4.340% due 08/01/2033	187	184
4.880% due 12/01/2035	244	243
5.000% due 09/01/2020 - 01/01/2037	2,675	2,606
5.038% due 07/01/2035	257	257
5.410% due 12/25/2036	584	586
5.450% due 01/25/2021	382	381
5.497% due 07/01/2032	42	42
5.500% due 02/01/2035 - 01/01/2037	14,942	14,770
5.700% due 05/25/2042 - 09/25/2042	255	256
5.958% due 06/01/2043 - 10/01/2044	1,359	1,369
6.000% due 01/01/2037 - 02/01/2037	11,000	11,075
6.500% due 01/01/2037	4,000	4,076
6.625% due 11/25/2023	87	90
Federal Home Loan Bank
5.500% due 06/30/2008	200	200
Freddie Mac
4.500% due 10/15/2013 - 07/15/2018	814	798
4.742% due 09/01/2035	258	255
5.000% due 08/15/2020	800	791
5.500% due 08/15/2030 - 05/01/2035	464	459
5.550% due 10/15/2020	36	36
5.958% due 02/25/2045	350	350

Total U.S. Government Agencies (Cost $39,984)		39,879

U.S. TREASURY OBLIGATIONS 0.3%
Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008	125	126

Total U.S. Treasury Obligations (Cost $126)		126

MORTGAGE-BACKED SECURITIES 16.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	177	174
Bear Stearns Alt-A Trust
5.840% due 11/25/2036	96	96
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	200	202
Countrywide Alternative Loan Trust
5.430% due 09/20/2046	334	334
5.510% due 02/25/2047	199	199
5.550% due 05/25/2036	259	259
5.560% due 03/20/2046	169	170
5.630% due 02/25/2037	177	178
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	166	165
CSAB Mortgage-Backed Trust
5.450% due 06/25/2036	164	164
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.430% due 02/25/2037	200	200
Downey Savings & Loan Association Mortgage Loan Trust
5.610% due 08/19/2045	147	148
Greenpoint Mortgage Funding Trust
5.430% due 01/25/2047	200	200
GS Mortgage Securities Corp. II
5.450% due 06/06/2020	176	176
Harborview Mortgage Loan Trust
5.570% due 05/19/2035	251	252
5.590% due 03/19/2037	190	190
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	98	98
JPMorgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	1	1
Mellon Residential Funding Corp.
5.700% due 11/15/2031	191	191
5.790% due 12/15/2030	105	105
Residential Accredit Loans, Inc.
5.420% due 09/25/2046	194	194
5.560% due 04/25/2046	280	280
Structured Adjustable Rate Mortgage Loan Trust
6.227% due 01/25/2035	67	68
Structured Asset Mortgage Investments, Inc.
5.420% due 08/25/2036	361	361
5.570% due 05/25/2036	189	189
5.630% due 02/25/2036	176	176
TBW Mortgage-Backed Pass-Through Certificates
5.460% due 12/25/2036	200	200
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	198	198
Washington Mutual, Inc.
3.801% due 06/25/2034	400	386
5.557% due 01/25/2047	200	200
5.590% due 12/25/2045	129	129
5.620% due 12/25/2027	43	43
5.777% due 08/25/2046	292	293
5.807% due 06/25/2046	276	278
5.827% due 02/25/2046	261	263
5.846% due 05/25/2046	241	241
5.954% due 05/25/2041	73	74
Wells Fargo Mortgage-Backed Securities Trust
4.320% due 07/25/2035	300	294
4.500% due 11/25/2018	118	115
4.950% due 03/25/2036	364	360
5.387% due 08/25/2035	80	79

Total Mortgage-Backed Securities (Cost $7,909)		7,923

ASSET-BACKED SECURITIES 23.2%
Accredited Mortgage Loan Trust
5.510% due 09/25/2035	200	200
ACE Securities Corp.
5.370% due 12/25/2036	191	192
5.420% due 12/25/2035	94	94
American Express Credit Account Master Trust
5.460% due 11/15/2010	200	201
Ameriquest Mortgage Securities, Inc.
5.430% due 03/25/2036	53	53
Argent Securities, Inc.
5.390% due 06/25/2036	167	168
5.420% due 04/25/2036	189	190
5.430% due 03/25/2036	88	89
Asset-Backed Funding Certificates
5.380% due 11/25/2036	81	81
5.380% due 01/25/2037	197	197
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	97	97
Bank One Issuance Trust
5.380% due 10/15/2009	200	200
5.460% due 01/15/2010	200	200
5.460% due 12/15/2010	100	100
Basic Asset-Backed Securities Trust
5.430% due 04/25/2036	158	158
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	96	97
5.379% due 10/25/2036	191	190
5.420% due 02/25/2036	28	28
5.430% due 12/25/2035	62	62
5.440% due 04/25/2036	127	127
Capital One Auto Finance Trust
5.340% due 12/14/2007	100	100
Carrington Mortgage Loan Trust
5.400% due 01/25/2037	200	200
Chase Credit Card Master Trust
5.460% due 02/15/2011	100	100
5.470% due 01/17/2011	200	201
Chase Issuance Trust
5.340% due 07/15/2011	100	100
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	83	83
Citibank Credit Card Issuance Trust
5.435% due 03/20/2009	200	200
Citigroup Mortgage Loan Trust, Inc.
5.430% due 12/25/2035	79	79
Countrywide Asset-Backed Certificates
5.370% due 12/26/2036	200	200
5.370% due 05/25/2037	199	199
5.420% due 06/25/2036	114	115
5.420% due 12/25/2036	200	200
5.510% due 02/25/2036	90	90
Credit-Based Asset Servicing & Securitization LLC
5.410% due 11/25/2036	196	196
DaimlerChrysler Auto Trust
5.329% due 12/08/2007	200	200
FBR Securitization Trust
5.470% due 10/25/2035	15	15
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 12/25/2036	97	97
5.420% due 01/25/2036	110	110
5.490% due 05/25/2035	195	195
Fremont Home Loan Trust
5.410% due 01/25/2037	200	200
5.440% due 01/25/2036	18	18
GE-WMC Mortgage Securities LLC
5.450% due 12/25/2035	78	78
GSAMP Trust
5.420% due 01/25/2036	92	92
5.440% due 11/25/2035	100	101
HFC Home Equity Loan Asset-Backed Certificates
5.420% due 03/20/2036	200	200
5.700% due 09/20/2033	23	24
Home Equity Asset Trust
5.430% due 05/25/2036	120	120
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036	197	197
5.430% due 12/25/2035	110	110
Indymac Residential Asset-Backed Trust
5.410% due 04/25/2037	200	200
5.440% due 03/25/2036	106	106
JPMorgan Mortgage Acquisition Corp.
5.420% due 05/25/2035	32	32
Lehman XS Trust
5.420% due 05/25/2046	72	72
5.430% due 04/25/2046	221	221
5.430% due 07/25/2046	330	330
5.440% due 05/25/2046	228	228
Long Beach Mortgage Loan Trust
5.500% due 08/25/2035	138	138
MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036	98	98
5.410% due 11/25/2036	200	200
5.460% due 11/25/2035	79	79
MBNA Credit Card Master Note Trust
5.450% due 12/15/2011	100	100
5.460% due 08/17/2009	200	200
5.850% due 03/15/2010	200	201
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	153	153
5.420% due 08/25/2036	200	200
Midwest Generation LLC
8.300% due 07/02/2009	99	102
Morgan Stanley ABS Capital I
5.370% due 10/25/2036	193	193
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	96	96
Nelnet Student Loan Trust
5.338% due 09/25/2012	200	200
New Century Home Equity Loan Trust
5.610% due 06/25/2035	84	84
Nomura Home Equity Loan, Inc.
5.430% due 02/25/2036	209	209
Option One Mortgage Loan Trust
5.360% due 02/25/2037	94	94
Popular ABS Mortgage Pass-Through Trust
5.460% due 09/25/2035	44	44
Residential Asset Mortgage Products, Inc.
5.430% due 01/25/2036	159	159
Residential Asset Securities Corp.
5.360% due 06/25/2036	75	75
5.430% due 01/25/2036	102	102
5.440% due 01/25/2036	41	41
Securitized Asset-Backed Receivables LLC Trust
5.420% due 10/25/2035	64	64
Soundview Home Equity Loan Trust
5.410% due 12/25/2036	200	200
5.420% due 02/25/2036	44	44
5.420% due 05/25/2036	80	80
Specialty Underwriting & Residential Finance
5.395% due 11/25/2037	96	96
Structured Asset Securities Corp.
4.900% due 04/25/2035	62	60
Wachovia Auto Owner Trust
4.820% due 02/20/2009	53	53
Wells Fargo Home Equity Trust
5.400% due 01/25/2037	200	200

Total Asset-Backed Securities (Cost $11,293)		11,298

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
10.375% due 02/17/2009	20	22
Panama Government International Bond
9.625% due 02/08/2011	14	16

Total Sovereign Issues (Cost $38)		38

	Shares
EXCHANGE-TRADED FUNDS 3.4%
iShares MSCI Japan
Index Fund	116,689	1,658

Total Exchange-Traded Funds (Cost $1,728)		1,658

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 21.8%
Certificates of Deposit 1.0%
Barclays Bank PLC
5.295% due 01/29/2007	$100	100
Societe Generale NY
5.288% due 06/20/2007	400	400

		500

Commercial Paper 17.9%
Abbey National N.A. LLC
5.225% due 03/07/2007	700	693
Bank of America Corp.
5.230% due 03/09/2007	300	297
5.230% due 03/20/2007	500	494
Barclays U.S. Funding Corp.
5.220% due 03/05/2007	1,200	1,188
BNP Paribas Finance
5.230% due 03/07/2007	700	693
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	200	195
Danske Corp.
5.225% due 03/12/2007	400	396
DnB NORBank ASA
5.240% due 03/07/2007	700	693
General Electric Capital Corp.
5.230% due 03/07/2007	700	693
IXIS Commercial Paper Corp.
5.230% due 03/05/2007	700	693
Societe Generale NY
5.225% due 03/01/2007	500	496
5.230% due 03/08/2007	400	396
UBS Finance Delaware LLC
5.225% due 03/08/2007	1,400	1,386
Westpac Capital Corp.
5.210% due 03/29/2007	400	395

		8,708

Tri-Party Repurchase Agreements 2.4%
State Street Bank and Trust Co.
4.900% due 01/02/2007	1,157	1,157

(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $1,181. Repurchase proceeds are $1,158.)
U.S. Treasury Bills 0.5%
4.804% due 03/01/2007 - 03/15/2007 (a)(e)	235	233

Total Short-Term Instruments (Cost $10,604)		10,598

Purchased Options (g) 0.1% (Cost $43)		49
Total Investments (c) 156.2% (Cost $76,040)		$75,892
Written Options (h) (0.1%) (Premiums $45)		(60)
Other Assets and Liabilities (Net) (56.1%)		(27,242)

Net Assets 100.0%		$48,590

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of December 31, 2006, portfolio securities with an aggregate value of $3,689 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) The average amount of borrowing outstanding during the period ended December 31, 2006 was $3,770 at a weighted average interest rate of 5.300%. On December 31, 2006, there were not any reverse repurchase agreements outstanding.

(e) Securities with an aggregate market value of $233 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2007	4	$(3)
90-Day Eurodollar June Futures	Long	06/2007	11	(1)
90-Day Eurodollar June Futures	Long	06/2008	5	(3)
90-Day Eurodollar March Futures	Long	03/2008	86	(49)
90-Day Eurodollar September Futures	Long	09/2007	22	1
90-Day Eurodollar September Futures	Long	09/2008	5	(3)
Euro-Bobl 5-Year Notes March Futures	Short	03/2007	4	7
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	64	(49)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	49	(56)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	21	42

				$(114)

(f) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%)	12/20/2011	$400	$0
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	200	0
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	3/20/2016	200	(1)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	200	0
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%)	12/20/2011	700	0
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	3/20/2008	500	0
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	9/20/2014	200	0
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.140%)	12/20/2012	600	0
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.460%	12/20/2015	400	0
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	500	1
UBS AG	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%)	6/20/2011	100	0

						$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	3,900	$(17)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	1/4/2010	BRL	3,700	(5)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	1/4/2010		2,400	12
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	300	(2)
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		300	17
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	200	5
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		400	8
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	6/12/2036		100	(2)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	2,000	0
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016	MXN	6,000	16
Citibank N.A.	3-Month New Zealand Bank Bill	Pay	7.250%	6/15/2009	NZD	4,600	(9)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		$400	8
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		500	(12)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2014		3,500	(30)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		200	5
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		200	(4)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		900	(20)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		800	(18)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/18/2009		6,500	20

							$(28)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	iShares MSCI Japan Index	1-Month USD-LIBOR less 0.250%	11/15/2007	3,883,662	$424

(g) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$124.000	2/23/2007	19	$1	$0
Put - CBOT U.S. Treasury 10-Year Note March Futures	104.000	2/23/2007	3	0	0
Put - CME 90-Day Eurodollar June Futures	91.250	6/18/2007	16	0	0
Put - CME 90-Day Eurodollar September Futures	90.750	9/17/2007	25	0	0

				$1	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007	$1,200	$3	$1
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007	7,500	39	48

							$42	$49

(h) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.600%	1/2/2007	$100	$1	$0
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.900%	1/2/2007	100	1	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007	300	3	2
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007	3,300	40	58

							$45	$60

(i) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	4.750%	5/15/2014	$100	$102	$101

(2)	Market value includes $1 of interest payable on short sales.

(j) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	19	02/2007	$0	$0	$0
Buy	BRL	601	01/2007	4	0	4
Sell		601	01/2007	0	(2)	(2)
Buy		601	06/2007	3	0	3
Sell	CAD	336	01/2007	6	0	6
Buy	CNY	7,109	05/2007	3	0	3
Sell		2,705	05/2007	0	(6)	(6)
Buy		3,854	11/2007	3	0	3
Sell	GBP	249	01/2007	1	(1)	0
Buy	JPY	135,000	01/2007	0	(20)	(20)
Sell		5,769,804	01/2007	870	(6)	864
Buy	MXN	1,828	01/2007	3	0	3

				$893	$(35)	$858

See Accompanying Notes

Schedule of Investments

Long Duration Total Return Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 26.6%
Banking & Finance 3.4%
ABX Financing Co.
6.350% due 10/15/2036		$10	$10
American Express Centurion Bank
5.350% due 05/07/2008		30	30
BAC Capital Trust VI
5.625% due 03/08/2035		15	14
Citigroup, Inc.
5.406% due 12/26/2008		10	10
RBS Capital Trust II
6.425% due 12/29/2049		30	31
Wachovia Corp.
5.500% due 08/01/2035		10	10

			105

Industrials 13.2%
Canadian Natural Resources Ltd.
5.850% due 02/01/2035		30	28
Comcast Corp.
7.050% due 03/15/2033		20	21
Conoco Funding Co.
7.250% due 10/15/2031		10	12
Devon Financing Corp. ULC
7.875% due 09/30/2031		30	36
Georgia-Pacific Corp.
7.750% due 11/15/2029		30	30
Intelsat Bermuda Ltd.
11.250% due 06/15/2016		30	33
Kraft Foods, Inc.
6.500% due 11/01/2031		30	32
Lockheed Martin Corp.
7.750% due 05/01/2026		7	8
Norfolk Southern Corp.
7.250% due 02/15/2031		10	12
Time Warner, Inc.
7.700% due 05/01/2032		40	45
Valero Energy Corp.
7.500% due 04/15/2032		30	34
8.750% due 06/15/2030		25	32
Viacom, Inc.
6.875% due 04/30/2036		50	50
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		30	31

			404

Utilities 10.0%
Anadarko Petroleum Corp.
6.450% due 09/15/2036		25	26
AT&T Corp.
8.000% due 11/15/2031		50	62
BellSouth Corp.
6.550% due 06/15/2034		15	16
British Telecommunications PLC
9.125% due 12/15/2030		10	14
Canadian Natural Resources Ltd.
6.500% due 02/15/2037		25	25
Deutsche Telekom International Finance BV
8.250% due 06/15/2030		30	37
Duke Energy Corp.
6.450% due 10/15/2032		30	32
France Telecom S.A.
8.500% due 03/01/2031		20	26
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		20	20
Pacific Gas & Electric Co.
6.050% due 03/01/2034		20	20
Verizon Global Funding Corp.
5.850% due 09/15/2035		32	31

			309

Total Corporate Bonds & Notes (Cost $803)			818

U.S. GOVERNMENT AGENCIES 79.1%
Fannie Mae
4.000% due 02/25/2019		100	90
4.300% due 08/18/2010		10	10
5.000% due 08/25/2033		36	29
5.500% due 04/25/2033 - 01/01/2037		780	773
5.850% due 02/25/2032		30	30
6.000% due 12/25/2034 - 01/01/2037		1,136	1,141
7.125% due 01/15/2030		200	252
Federal Farm Credit Bank
4.125% due 04/15/2010		15	15
5.750% due 12/07/2028		20	22
Federal Home Loan Bank
4.000% due 05/15/2009		10	10
4.180% due 09/22/2010		15	15
4.875% due 02/15/2007		10	10
Freddie Mac
5.750% due 01/15/2033		3	3
8.250% due 06/01/2016		30	37

Total U.S. Government Agencies (Cost $2,436)			2,437

U.S. TREASURY OBLIGATIONS 23.0%
Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008		38	38
U.S. Treasury Bonds
4.500% due 02/15/2036		30	28
5.375% due 02/15/2031		600	643

Total U.S. Treasury Obligations (Cost $722)			709

MORTGAGE-BACKED SECURITIES 2.2%
GS Mortgage Securities Corp. II
5.450% due 06/06/2020		26	26
Washington Mutual, Inc.
5.557% due 01/25/2047		10	10
5.777% due 10/25/2046		29	30

Total Mortgage-Backed Securities (Cost $66)			66

ASSET-BACKED SECURITIES 4.4%
Argent Securities, Inc.
5.370% due 10/25/2036		27	27
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		29	29
Bank One Issuance Trust
5.380% due 10/15/2009		10	10
Bear Stearns Asset-Backed Securities, Inc.
5.487% due 07/25/2036		28	28
Chase Credit Card Master Trust
5.460% due 10/15/2010		20	20
SLM Student Loan Trust
5.323% due 07/25/2013		20	20

Total Asset-Backed Securities (Cost $134)			134

FOREIGN CURRENCY-DENOMINATED ISSUES 6.3%
General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	195

Total Foreign Currency-Denominated Issues (Cost $187)			195

SHORT-TERM INSTRUMENTS 12.0%
Certificates of Deposit 1.0%
Skandinaviska Enskilda Banken AB
5.272% due 07/06/2007		$30	30

Repurchase Agreements 9.4%
Lehman Brothers, Inc.
4.850% due 01/02/2007		100	100
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $109. Repurchase proceeds are $100.)
State Street Bank and Trust Co.
4.900% due 01/02/2007		190	190
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $197. Repurchase proceeds are $190.)
			290

U.S. Treasury Bills 1.6%
4.850% due 03/01/2007 - 03/15/2007 (a)(d)		50	50

Total Short-Term Instruments (Cost $369)			370

Purchased Options (e) 0.0% (Cost $2)			1
Total Investments (c) 153.6% (Cost $4,719)			$4,730
Written Options (f) (0.2%) (Premiums $8)			(6)
Other Assets and Liabilities (Net) (53.4%)			(1,645)

Net Assets 100.0%			$3,079

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of December 31, 2006, portfolio securities with an aggregate value of $40 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $50 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	7	$(3)
90-Day Eurodollar September Futures	Long	09/2008	4	(1)
U.S. Treasury 5-Year Note March Futures	Long	03/2007	1	(1)

				$(5)

(e) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$95.500	12/17/2007	1	$1	$0
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	10	1	1
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	1	0	0

				$2	$1

(f) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$116.000	2/23/2007	1	$1	$0
Call - CME 90-Day Eurodollar December Futures	95.250	12/17/2007	10	7	5
Call - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	1	0	0
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	1	0	1
Put - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	1	0	0

				$8	$6

(g) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	1/1/2037	$700	$698	$697

(h) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	223	12/2007	$0	$0	$0
Buy	EUR	23	01/2007	0	0	0
Sell	GBP	100	01/2007	0	(1)	(1)
Buy	JPY	8,787	02/2007	0	(1)	(1)

				$0	$(2)	$(2)

See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.5%
Banking & Finance 11.1%
Allstate Financial Global Funding
5.250% due 02/01/2007	$100	$100
Allstate Life Global Funding Trusts
5.437% due 01/25/2008	2,200	2,204
Bank of America Corp.
5.640% due 10/14/2016	5,000	5,032
Bayerische Landesbank
6.625% due 06/25/2007	250	251
CIT Group, Inc.
5.493% due 08/17/2009	6,000	6,010
Citigroup, Inc.
5.416% due 01/30/2009	13,800	13,813
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	5,105
General Electric Capital Corp.
5.410% due 03/04/2008	10,000	10,011
5.410% due 10/26/2009	2,000	2,001
Goldman Sachs Group, Inc.
5.662% due 06/28/2010	2,300	2,316
HSBC Finance Corp.
5.490% due 09/15/2008	15,000	15,045
5.610% due 01/15/2014	5,000	5,014
5.799% due 06/01/2016	3,000	3,039
Inter-American Development Bank
6.625% due 03/07/2007	340	341
International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,874
JPMorgan Chase & Co.
5.250% due 05/30/2007	50	50
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	4,200	4,351
Lehman Brothers Holdings, Inc.
5.464% due 01/23/2009	9,200	9,217
Loews Corp.
5.250% due 03/15/2016	3,000	2,928
Morgan Stanley
5.485% due 02/09/2009	8,000	8,017
5.800% due 04/01/2007	100	100
5.824% due 10/18/2016	9,400	9,470
5.854% due 10/15/2015	3,000	3,033
Pricoa Global Funding I
5.457% due 01/25/2008	2,200	2,204
RBS Capital Trust II
6.425% due 12/29/2049	700	724
U.S. Trade Funding Corp.
4.260% due 11/15/2014	6,797	6,627
Wells Fargo & Co.
5.125% due 02/15/2007	250	250
5.426% due 03/23/2010	10,800	10,817
Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,795

		135,739

Industrials 2.1%
Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,776
DaimlerChrysler N.A. Holding Corp.
5.790% due 03/13/2009	11,800	11,818
Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,217
Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	3,972
Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,023
Omnicom Group, Inc.
5.900% due 04/15/2016	1,500	1,519
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	861

		25,186

Utilities 1.3%
BellSouth Corp.
5.200% due 09/15/2014	6,000	5,865
GTE Corp.
7.510% due 04/01/2009	100	104
Verizon Global Funding Corp.
5.504% due 08/15/2007	9,500	9,500
		15,469

Total Corporate Bonds & Notes (Cost $176,253)		176,394

U.S. GOVERNMENT AGENCIES 50.6%
Fannie Mae
0.000% due 03/25/2009 (c)	335	318
4.211% due 11/01/2034	995	990
4.493% due 07/01/2035	1,315	1,306
4.500% due 12/15/2019 - 09/01/2035	16,952	15,657
5.000% due 11/25/2015 - 08/25/2036	20,787	18,468
5.125% due 07/16/2018	500	480
5.380% due 07/01/2033	2,456	2,428
5.430% due 07/25/2035	3,130	3,133
5.440% due 09/25/2035	7,364	7,371
5.500% due 01/01/2033-01/01/2037	18,080	17,640
5.550% due 03/18/2031	1,347	1,349
5.800% due 02/09/2026	15,000	14,881
5.950% due 10/25/2017	291	295
5.958% due 06/01/2043 - 03/01/2044	4,471	4,498
6.000% due 05/17/2027 - 01/01/2037	42,451	42,758
6.081% due 04/01/2028	129	131
6.250% due 12/25/2013 - 04/25/2032	265	272
6.293% due 10/01/2024	185	185
6.500% due 11/25/2023 - 07/25/2031	5,656	5,848
6.625% due 11/15/2030	25,000	29,929
6.750% due 06/25/2032	5,385	5,484
6.822% due 12/01/2027	211	214
6.900% due 05/25/2023	327	339
6.950% due 07/25/2020	101	104
6.997% due 11/01/2023	434	435
7.000% due 06/25/2022 - 05/18/2027	4,612	4,831
7.095% due 08/01/2026	20	20
7.317% due 05/01/2025	61	62
7.326% due 02/01/2028	26	26
7.500% due 07/01/2032	11	12
7.800% due 10/25/2022	45	48
7.886% due 10/01/2024	3	3
9.000% due 08/01/2021 - 06/01/2027	153	166
Farmer Mac
7.277% due 07/25/2011	2,351	2,357
Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	19,193
5.125% due 07/09/2029	675	668
5.150% due 03/25/2020	1,000	994
5.750% due 12/07/2028	500	535
Federal Home Loan Bank
5.120% due 01/10/2013	6,500	6,399
5.250% due 07/24/2018	15,000	14,419
5.300% due 06/26/2023	2,000	1,876
Federal Housing Administration
4.918% due 11/01/2019	8	8
6.896% due 07/01/2020	1,631	1,635
7.000% due 11/25/2019	401	402
7.430% due 02/25/2023 - 06/01/2024	929	936
Freddie Mac
0.000% due 12/11/2025	34,600	12,956
4.000% due 11/15/2018	12,632	11,389
4.160% due 10/25/2023	125	125
4.375% due 11/16/2007	10,000	9,929
4.500% due 12/15/2019 - 07/15/2035	33,320	29,058
4.750% due 01/19/2016	19,400	19,109
5.000% due 03/18/2014 - 09/15/2035	51,673	48,193
5.400% due 03/17/2021	20,000	19,806
5.500% due 06/15/2034 - 07/15/2036	26,169	25,260
5.625% due 11/23/2035	21,800	21,078
5.750% due 01/15/2033	741	748
5.850% due 06/15/2030 - 12/15/2032	992	1,006
5.900% due 06/15/2031	330	335
5.952% due 01/01/2028	53	54
5.958% due 10/25/2044	16,500	16,593
5.981% due 01/01/2028	250	251
6.000% due 04/15/2034 - 05/15/2036	85,453	84,776
6.158% due 07/25/2044	4,709	4,735
6.250% due 09/15/2023	5,000	5,072
6.500% due 11/15/2008 (b)	43	1
6.500% due 05/01/2022 - 10/25/2043	2,984	3,053
6.518% due 09/01/2027	110	110
6.855% due 06/01/2022	11	12
6.971% due 10/01/2026	62	63
7.000% due 07/15/2022 - 01/15/2024	829	850
7.000% due 12/15/2023 (b)	43	4
7.444% due 02/01/2028	298	304
7.663% due 12/01/2024	64	65
Government National Mortgage Association
5.000% due 09/20/2035	25,781	22,892
5.125% due 12/20/2017 - 11/20/2027	460	466
5.375% due 02/20/2017 - 05/20/2030	2,568	2,593
5.500% due 03/20/2021 - 02/20/2033	2,026	2,017
5.750% due 09/20/2017 - 09/20/2026	768	776
5.875% due 05/20/2032	578	579
6.000% due 08/20/2033	2,457	2,481
6.300% due 03/20/2031	1,766	1,791
7.000% due 03/16/2029	430	443
Overseas Private Investment Corp.
4.736% due 03/15/2022	4,300	4,111
5.140% due 08/15/2007	905	905
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,203
Small Business Administration
5.240% due 08/01/2023	6,626	6,650
Tennessee Valley Authority
5.375% due 04/01/2056	18,000	18,394

Total U.S. Government Agencies (Cost $614,768)		615,339

U.S. TREASURY OBLIGATIONS 48.8%
Treasury Inflation Protected Securities (f)
2.000% due 01/15/2026	13,525	12,724
2.375% due 01/15/2025	10,708	10,664
3.375% due 01/15/2007	48,365	48,297
3.625% due 01/15/2008	20,924	21,154
U.S. Treasury Bonds
4.500% due 02/15/2036	13,525	198,878
5.375% due 02/15/2031	10,708	235,780
U.S. Treasury Strips
0.000% due 02/15/2032	22,500	6,734
0.000% due 08/15/2032	22,500	6,574
0.000% due 02/15/2033	38,400	10,954
0.000% due 02/15/2036	166,000	42,063

Total U.S. Treasury Obligations (Cost $606,037)		593,822

MORTGAGE-BACKED SECURITIES 10.0%
Banc of America Funding Corp.
4.621% due 02/20/2036	10,011	9,875
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	12,293	12,112
4.781% due 01/25/2034	680	673
5.328% due 02/25/2033	197	196
5.381% due 04/25/2033	662	657
Bear Stearns Mortgage Securities, Inc.
6.246% due 06/25/2030	76	78
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	5,976	5,629
5.530% due 05/25/2035	2,517	2,521
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2046 (d)	2,000	2,003
5.640% due 04/25/2035	1,052	1,055
5.670% due 03/25/2035	4,029	4,040
5.690% due 06/25/2035	2,776	2,773
CS First Boston Mortgage Securities Corp.
5.900% due 04/25/2033	100	100
First Republic Mortgage Loan Trust
5.670% due 06/25/2030	432	433
Harborview Mortgage Loan Trust
5.440% due 12/19/2036	1,997	2,000
5.570% due 05/19/2035	2,158	2,164
Impac CMB Trust
5.249% due 09/25/2034	3,754	3,721
5.600% due 10/25/2035	13,682	13,699
MASTR Asset Securitization Trust
5.500% due 09/25/2033	809	797
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	9,066	9,002
Residential Accredit Loans, Inc.
5.650% due 08/25/2035	1,690	1,693
5.750% due 01/25/2033	303	304
5.750% due 03/25/2033	731	734
Sequoia Mortgage Trust
5.700% due 07/20/2033	2,398	2,406
Structured Asset Mortgage Investments, Inc.
5.560% due 04/25/2036	12,140	12,170
5.570% due 05/25/2036	473	474
5.770% due 10/19/2033	617	620
Structured Asset Securities Corp.
7.213% due 01/25/2032	9	9
TBW Mortgage-Backed Pass-Through Certificates
5.450% due 09/25/2036	1,575	1,577
Washington Mutual, Inc.
5.568% due 12/25/2046	1,929	1,935
5.580% due 04/25/2045	1,865	1,872
5.610% due 11/25/2045	149	150
5.620% due 12/25/2027	1,940	1,941
5.640% due 10/25/2045	3,203	3,209
5.660% due 01/25/2045	3,539	3,547
5.777% due 08/25/2046	1,264	1,271
5.827% due 02/25/2046	4,789	4,822
5.954% due 05/25/2041	635	640
6.227% due 06/25/2042	354	354
Wells Fargo Mortgage-Backed Securities Trust
5.088% due 03/25/2036	8,195	8,145

Total Mortgage-Backed Securities (Cost $121,260)		121,401

ASSET-BACKED SECURITIES 12.6%
ACE Securities Corp.
5.370% due 07/25/2036	2,747	2,749
5.400% due 10/25/2036	1,377	1,378
5.430% due 02/25/2036	966	966
5.460% due 10/25/2035	4,460	4,463
American Express Credit Account Master Trust
5.460% due 09/15/2010	1,100	1,102
Ameriquest Mortgage Securities, Inc.
5.430% due 03/25/2036	372	372
5.490% due 03/25/2036	3,000	3,003
Amortizing Residential Collateral Trust
5.640% due 07/25/2032	23	23
Argent Securities, Inc.
5.370% due 09/25/2036	2,093	2,095
5.370% due 10/25/2036	3,239	3,241
5.390% due 06/25/2036	1,116	1,116
5.450% due 11/25/2035	331	331
5.470% due 10/25/2035	480	481
5.490% due 02/25/2036	150	150
Asset-Backed Securities Corp. Home Equity
5.410% due 07/25/2036	1,465	1,466
5.460% due 05/25/2036	3,000	3,002
Bank One Issuance Trust
5.460% due 12/15/2010	2,000	2,005
Bear Stearns Asset-Backed Securities, Inc.
5.550% due 09/25/2034	1,392	1,393
5.600% due 06/25/2035	278	279
5.620% due 09/25/2035	2,339	2,341
5.680% due 10/25/2032	330	330
5.850% due 11/25/2042	2,217	2,223
Carrington Mortgage Loan Trust
5.390% due 05/25/2036	1,276	1,277
5.415% due 07/25/2036	615	616
Chase Funding Mortgage Loan Asset-Backed Certificates
5.850% due 10/25/2031	148	149
CIT Group Home Equity Loan Trust
5.620% due 06/25/2033	122	122
Citigroup Mortgage Loan Trust, Inc.
5.420% due 08/25/2036	1,212	1,213
Countrywide Asset-Backed Certificates
5.370% due 03/25/2037	4,973	4,976
5.380% due 01/25/2046	3,989	3,991
5.400% due 01/25/2037	565	566
5.450% due 01/25/2036	772	773
5.460% due 10/25/2046	949	949
5.480% due 11/25/2036	1,295	1,295
5.510% due 02/25/2036	1,221	1,221
5.540% due 01/25/2036	1,800	1,801
5.560% due 10/25/2035	679	680
Credit-Based Asset Servicing & Securitization LLC
5.410% due 11/25/2036	589	589
CS First Boston Mortgage Securities Corp.
5.600% due 01/25/2043	2,021	2,024
DaimlerChrysler Auto Trust
5.329% due 12/08/2007	2,000	2,002
FBR Securitization Trust
5.460% due 10/25/2035	393	393
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,457	1,458
Fremont Home Loan Trust
5.410% due 01/25/2037	2,000	1,999
GSAMP Trust
5.470% due 12/25/2035	937	937
GSR Mortgage Loan Trust
5.450% due 11/25/2030	1,106	1,107
GSRPM Mortgage Loan Trust
5.470% due 03/25/2035	920	920
Home Equity Asset Trust
5.460% due 02/25/2036	2,094	2,095
Home Equity Mortgage Trust
5.440% due 05/25/2036	386	386
5.530% due 05/25/2036	14,500	14,520
Indymac Residential Asset-Backed Trust
5.500% due 03/25/2036	7,000	7,007
IXIS Real Estate Capital Trust
5.460% due 12/25/2035	180	180
5.500% due 09/25/2035	609	610
LA Arena Funding LLC
7.656% due 12/15/2026	86	93
Long Beach Mortgage Loan Trust
5.380% due 10/25/2036	1,876	1,877
5.410% due 04/25/2036	1,825	1,827
5.470% due 09/25/2035	7	7
5.550% due 11/25/2034	1,397	1,398
MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	1,721	1,722
5.460% due 11/25/2035	1,972	1,973
MBNA Credit Card Master Note Trust
5.850% due 03/15/2010	3,900	3,916
Merrill Lynch Mortgage Investors, Inc.
5.410% due 03/25/2037	258	258
5.507% due 06/25/2036	3,573	3,575
Morgan Stanley ABS Capital I
5.450% due 04/25/2036	2,000	2,002
Nelnet Student Loan Trust
5.338% due 09/25/2012	2,200	2,200
5.370% due 08/23/2011	1,038	1,039
NPF XII, Inc.
2.232% due 10/01/2003 (a)	3,000	180
Option One Mortgage Loan Trust
5.450% due 11/25/2035	1,852	1,853
Renaissance Home Equity Loan Trust
5.500% due 11/25/2035	69	69
Residential Asset Mortgage Products, Inc.
5.430% due 02/25/2036	2,856	2,859
5.460% due 05/25/2025	337	337
Residential Asset Securities Corp.
5.390% due 11/25/2036	1,346	1,347
5.420% due 07/25/2036	3,728	3,731
5.620% due 04/25/2032	323	323
SACO I, Inc.
5.460% due 11/25/2020	486	486
5.530% due 05/25/2036	10,000	10,006
5.730% due 11/25/2035	4,052	4,056
SMS Student Loan Trust
5.604% due 10/27/2025	467	466
Soundview Home Equity Loan Trust
5.370% due 10/25/2036	904	905
5.380% due 11/25/2036	1,944	1,944
5.450% due 12/25/2035	672	673
5.490% due 02/25/2036	6,100	6,104
Structured Asset Securities Corp.
5.370% due 10/25/2036	1,855	1,857
5.430% due 11/25/2035	1,539	1,540
Terwin Mortgage Trust
5.530% due 07/25/2036	856	857
Washington Mutual Asset-Backed Certificates
5.410% due 10/25/2036	1,941	1,943

Total Asset-Backed Securities (Cost $155,450)		153,788

SHORT-TERM INSTRUMENTS 10.0%
Certificates of Deposit 1.0%
Countrywide Financial Corp.
5.320% due 04/25/2007	12,300	12,300

Commercial Paper 2.8%
Federal Home Loan Bank
4.800% due 01/02/2007	33,500	33,500

Repurchase Agreements 3.8%
Lehman Brothers, Inc.
4.850% due 01/02/2007	46,000	46,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $47,010. Repurchase proceeds are $46,006.)

Tri-Party Repurchase Agreements 0.5%
State Street Bank and Trust Co.
4.900% due 01/02/2007	6,015	6,015
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $6,136. Repurchase proceeds are $6,018.)

U.S. Treasury Bills 1.9%
4.813% due 03/01/2007 - 03/15/2007 (e)(g)(h)(j)	23,827	23,570

Total Short-Term Instruments (Cost $121,419)		121,385

Purchased Options (l) 0.1% (Cost $1,154)		1,529
Total Investments (i) 146.6% (Cost $1,796,341)		$1,783,658
Written Options (m) (0.2%) (Premiums $2,965)		(2,661)
Other Assets and Liabilities (Net) (46.4%)		(564,714)

Net Assets 100.0%		$1,216,283

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) When-issued security.

(e) Coupon represents a weighted average rate.

(f) Principal amount of security is adjusted for inflation.

(g) Securities with an aggregate market value of $3,957 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(h) Securities with an aggregate market value of $5,044 have been pledged as collateral for delayed-delivery securities on December 31, 2006.

(i) As of December 31, 2006, portfolio securities with an aggregate value of $21,296 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(j) Securities with an aggregate market value of $10,860 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	8,793	$(3,389)
U.S. Treasury 5-Year Note March Futures	Long	03/2007	32	(18)
U.S. Treasury 10-Year Note March Futures	Short	03/2007	594	815
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	968	2,260

				$(332)

(k) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%)	03/20/2011	$4,000	$(5)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016	3,000	(11)
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	06/20/2016	5,000	48
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	06/20/2016	3,000	(15)
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%)	12/20/2013	5,000	0
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%)	03/20/2011	2,800	0
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%)	03/20/2013	2,900	(6)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%)	03/20/2015	5,000	(6)
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%)	06/20/2011	2,350	0
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	6,000	(7)
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%)	12/20/2016	5,000	0
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	5,000	2
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%)	06/20/2012	900	(4)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%)	06/20/2016	1,500	(5)
Royal Bank of Scotland Group PLC	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011	2,000	(1)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%)	12/20/2015	3,000	8
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	4,400	7

						$5

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2012	$24,500	$(269)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	75,000	3,654
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2037	77,200	1,909

						$5,294

(l) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$95.500	12/17/2007	343	$130	$105
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	428	44	29
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	343	121	69
Put - CME 90-Day Eurodollar March Futures	92.000	03/17/2008	37	0	0

				$295	$203

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	6/30/2007	$77,300	$371	$745
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007	91,500	488	581

							$859	$1,326

(m) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$116.000	2/23/2007	290	$162	$23
Call - CME 90-Day Eurodollar December Futures	95.250	12/17/2007	428	277	211
Call - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	343	72	26
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	290	72	149
Put - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	343	127	86

				$710	$495

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	5/2/2008	$6,900	$138	$43
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	5/2/2008	6,900	164	79
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	5/2/2008	14,400	318	89
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	5/2/2008	14,400	341	165
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	5/2/2008	6,900	138	43
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	5/2/2008	6,900	163	79
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	6/29/2007	33,500	370	848
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007	39,700	493	698
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.420%	8/28/2009	2,200	65	73
Put - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.420%	8/28/2009	2,200	65	49

							$2,255	$2,166

(n) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	1/1/2037	$9,375	$9,349	$9,267
U.S. Treasury Notes	4.625%	11/15/2016	4,100	4,072	4,099

				$13,421	$13,366

(2)	Market value includes $25 of interest payable on short sales.

See accompanying notes

Schedule of Investments

Low Duration Fund

December 31, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%
Idearc, Inc.
7.320% due 11/09/2014		$49,400	$49,707

Total Bank Loan Obligations (Cost $49,400)			49,707

CORPORATE BONDS & NOTES 20.5%
Banking & Finance 16.5%
Abbey National Treasury Services PLC
5.276% due 07/02/2008 (c)		17,100	17,093
American Express Bank FSB
5.410% due 10/20/2009		23,800	23,817
American Express Centurion Bank
5.350% due 05/07/2008		21,000	21,010
American Express Credit Corp.
5.410% due 11/09/2009		32,600	32,622
American General Finance Corp.
5.406% due 03/23/2007		8,700	8,703
ANZ National International Ltd.
5.415% due 08/07/2009		5,700	5,699
Atlantic & Western Re Ltd.
11.372% due 01/09/2007		2,700	2,701
Bank of America Corp.
5.372% due 09/25/2009		61,900	61,955
5.378% due 11/06/2009		3,200	3,202
Bank of America N.A.
5.377% due 07/25/2008		42,600	42,637
Bear Stearns Cos., Inc.
5.390% due 03/08/2007		81,250	81,278
5.454% due 03/30/2009		20,800	20,835
5.465% due 08/21/2009		9,200	9,215
BNP Paribas
5.292% due 05/28/2008		17,400	17,403
Calabash Re II Ltd. (c)
13.746% due 01/08/2010		6,500	6,504
14.946% due 01/08/2010		8,750	8,755
16.246% due 01/08/2010		4,500	4,503
Caterpillar Financial Services Corp.
2.625% due 01/30/2007		150	150
CIT Group, Inc.
5.493% due 08/17/2009		27,200	27,244
5.515% due 12/19/2008		31,200	31,288
5.580% due 05/23/2008		9,200	9,229
5.595% due 09/20/2007		9,200	9,217
5.656% due 07/28/2011		27,400	27,458
Citigroup Funding, Inc.
5.342% due 12/08/2008		23,100	23,106
Citigroup, Inc.
5.100% due 09/29/2011		1,500	1,495
5.392% due 12/28/2009		15,900	15,909
5.421% due 05/02/2008		33,000	33,054
5.431% due 11/01/2007		3,600	3,605
DnB NORBank ASA
5.443% due 10/13/2009		18,900	18,908
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)		8,300	6,889
Export-Import Bank of Korea
7.100% due 03/15/2007		6,700	6,721
Ford Motor Credit Co.
6.315% due 03/21/2007		3,459	3,459
7.200% due 06/15/2007		4,600	4,604
7.250% due 10/25/2011		500	490
7.750% due 02/15/2007		13,700	13,717
Fortis Bank
5.295% due 04/28/2008		48,300	48,314
General Electric Capital Corp.
5.401% due 03/16/2009		10,000	10,009
5.410% due 01/05/2009		24,400	24,427
5.430% due 10/06/2010		12,200	12,211
5.444% due 01/20/2010		39,800	39,887
5.445% due 01/15/2008		22,700	22,734
General Motors Acceptance Corp.
7.430% due 12/01/2021		143	144
GMAC LLC
6.000% due 12/15/2011		3,500	3,488
Goldman Sachs Group, Inc.
5.455% due 12/22/2008		36,400	36,462
5.456% due 06/23/2009		14,200	14,218
5.464% due 11/10/2008		31,800	31,864
5.476% due 07/29/2008		21,600	21,645
5.495% due 10/05/2007		3,000	3,005
HSBC Bank USA N.A.
5.426% due 07/28/2008		22,400	22,444
5.493% due 06/10/2009		9,200	9,236
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		8,000	8,053
HSBC Finance Corp.
5.410% due 10/04/2007		48,200	48,256
5.490% due 09/15/2008		16,600	16,650
International Lease Finance Corp.
3.125% due 05/03/2007		300	298
John Deere Capital Corp.
4.500% due 08/25/2008		900	889
Lehman Brothers Holdings, Inc.
5.460% due 04/03/2009		10,900	10,918
5.464% due 10/22/2008		29,970	30,022
5.475% due 08/21/2009		50,600	50,662
5.624% due 11/10/2009		15,000	15,075
Merrill Lynch & Co., Inc.
5.414% due 10/23/2008		25,500	25,517
5.450% due 12/04/2009		21,000	21,014
5.464% due 08/14/2009		23,000	23,026
5.505% due 07/27/2007		7,200	7,209
5.577% due 07/25/2011		32,700	32,795
Morgan Stanley
5.390% due 11/21/2008		16,460	16,468
5.485% due 02/09/2009		28,800	28,863
5.499% due 01/18/2008		12,100	12,122
Mystic Re Ltd.
11.670% due 12/05/2008		26,900	26,888
National Australia Bank Ltd.
5.393% due 09/11/2009		23,500	23,523
Nordea Bank Finland
5.308% due 05/28/2008		16,800	16,806
Osiris Capital PLC
8.210% due 01/15/2010		11,000	11,032
Phoenix Quake Ltd.
7.820% due 07/03/2008		6,500	6,551
Phoenix Quake Wind Ltd.
7.820% due 07/03/2008		6,400	6,436
Phoenix Quake Wind II Ltd.
8.870% due 07/03/2008		3,000	2,759
Pricoa Global Funding I
5.430% due 03/03/2009		22,000	22,034
5.436% due 09/12/2008		10,000	10,017
Royal Bank of Scotland Group PLC
5.424% due 07/21/2008		49,100	49,152
Santander U.S. Debt S.A. Unipersonal
5.375% due 09/21/2007		82,600	82,684
5.376% due 11/20/2008		4,700	4,702
Skandinav Enskilda BK
5.330% due 02/04/2008		61,200	61,231
SLM Corp.
5.517% due 07/27/2009		16,200	16,240
Societe Generale NY
5.299% due 06/30/2008		90,200	90,159
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		9,945	10,551
Vita Capital Ltd.
6.710% due 01/01/2007		3,800	3,800
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008		20,500	20,536
Wachovia Bank N.A.
5.406% due 03/23/2009		17,600	17,613
Wachovia Corp.
5.410% due 12/01/2009		25,600	25,617
5.426% due 10/28/2008		21,900	21,938
Westpac Banking Corp.
5.310% due 06/06/2008		13,300	13,304

			1,795,973

Industrials 2.1%
Altria Group, Inc.
7.650% due 07/01/2008		7,500	7,735
DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008		80	78
5.600% due 03/07/2007		25,600	25,605
5.820% due 08/03/2009		23,000	23,054
5.833% due 09/10/2007		10,500	10,525
El Paso Corp.
7.625% due 09/01/2008		1,075	1,113
FedEx Corp.
5.455% due 08/08/2007		23,350	23,383
Historic TW, Inc.
8.180% due 08/15/2007		5,000	5,083
Kroger Co.
7.800% due 08/15/2007		955	968
Oracle Corp.
5.603% due 01/13/2009		46,470	46,563
Pemex Project Funding Master Trust
9.375% due 12/02/2008		8,900	9,545
Service Corp. International
7.700% due 04/15/2009		3,000	3,128
Sonat, Inc.
6.750% due 10/01/2007		3,815	3,863
Transocean, Inc.
5.566% due 09/05/2008		22,400	22,424
TXU Electric Delivery Co.
5.000% due 09/01/2007		2,600	2,590
Wal-Mart Stores, Inc.
5.265% due 06/16/2008		47,000	47,005

			232,662

Utilities 1.9%
AT&T, Inc.
4.214% due 06/05/2021		34,300	34,205
BellSouth Corp.
5.474% due 08/15/2008		38,350	38,390
Dominion Resources, Inc.
5.662% due 09/28/2007		10,755	10,761
Entergy Mississippi, Inc.
4.350% due 04/01/2008		34,480	34,480
Pepco Holdings, Inc.
5.500% due 08/15/2007		5,600	5,596
Southern California Edison Co.
5.471% due 02/02/2009		20,470	20,510
Telecom Italia Capital S.A.
5.984% due 07/18/2011		24,000	23,993
Telefonica Emisones SAU
5.665% due 06/19/2009		33,000	33,063

			200,998

Total Corporate Bonds & Notes (Cost $2,228,166)			2,229,633

U.S. GOVERNMENT AGENCIES 26.8%
Fannie Mae
0.950% due 03/25/2009 (b)		676	6
4.000% due 05/01/2011		269	260
4.231% due 04/01/2034		4,476	4,444
4.250% due 05/25/2033		11,676	11,249
4.349% due 03/01/2035		10,020	10,067
4.500% due 06/01/2011 - 08/01/2035		5,729	5,646
4.535% due 09/01/2035		15,483	15,404
4.659% due 05/01/2035		13,534	13,414
4.666% due 07/01/2035		17,518	17,381
4.674% due 07/01/2035		15,629	15,467
4.693% due 01/01/2035		20,206	19,989
4.717% due 03/01/2035		2,699	2,667
4.749% due 03/01/2035		22,356	21,850
4.875% due 07/01/2017		63	63
4.919% due 10/01/2035		9,619	9,541
5.000% due 12/01/2013 - 03/01/2036		1,446,894	1,424,027
5.031% due 06/01/2035		4,524	4,495
5.373% due 11/01/2017		45	45
5.410% due 12/25/2036		13,808	13,841
5.500% due 10/01/2008 - 01/01/2037		407,927	404,374
5.502% due 09/01/2032		2,617	2,638
5.520% due 08/01/2017		8	8
5.527% due 12/01/2017 - 02/01/2028		204	206
5.554% due 01/01/2021		37	37
5.630% due 06/01/2017		23	24
5.653% due 04/01/2018		1,288	1,298
5.674% due 07/25/2017		691	704
5.700% due 03/25/2044		1,244	1,246
5.750% due 05/25/2031 - 06/25/2032		3,760	3,773
5.958% due 07/01/2042 - 07/01/2044		31,481	31,751
5.975% due 04/25/2022		22	23
6.000% due 03/01/2009 - 02/01/2037		100,333	101,676
6.008% due 09/01/2041		32,228	32,597
6.158% due 10/01/2030 - 11/01/2039		2,717	2,767
6.284% due 08/01/2029		1,176	1,190
6.288% due 07/01/2017		74	74
6.426% due 11/01/2017		86	86
6.500% due 03/25/2009 (b)		158	8
6.500% due 7/25/2031- 12/25/2042		32,692	33,870
6.661% due 01/01/2024		334	343
6.670% due 11/01/2018		5	5
6.685% due 01/01/2024		17	17
6.716% due 06/01/2022		10	10
6.807% due 04/01/2024		283	288
6.865% due 05/01/2022		1	1
7.000% due 01/01/2008 - 01/01/2032		6,048	6,085
7.229% due 11/01/2027		139	140
7.245% due 07/01/2023		95	98
7.326% due 02/01/2028		348	352
7.500% due 02/01/2013		6	6
7.654% due 10/01/2024		297	302
8.000% due 02/01/2030 - 11/01/2031		4,332	4,570
8.500% due 02/01/2017 - 04/01/2025		222	237
8.800% due 01/25/2019		129	138
9.000% due 03/25/2021 - 01/01/2025		456	494
9.250% due 10/25/2018		8	9
9.500% due 03/25/2020 - 11/01/2025		1,075	1,177
10.000% due 10/01/2009 - 05/01/2022		77	81
10.500% due 07/01/2014 - 12/01/2024		8	9
11.000% due 11/01/2020		7	8
11.250% due 10/01/2015		8	9
11.500% due 11/01/2019 - 02/01/2020		8	9
11.750% due 02/01/2016		11	12
12.000% due 01/01/2015		3	3
13.000% due 07/01/2015		3	4
13.250% due 09/01/2011		3	3
15.500% due 10/01/2012 - 12/01/2012		1	1
15.750% due 12/01/2011		3	4
16.000% due 09/01/2012 - 12/01/2012		2	2
256.000% due 11/01/2008		0	1
Federal Home Loan Bank
0.000% due 02/05/2007		11,100	10,906
Federal Housing Administration
7.421% due 11/01/2019		37	37
7.430% due 10/01/2020 - 11/01/2025		5,999	6,044
Freddie Mac
3.000% due 02/15/2023		2,531	2,508
4.000% due 09/15/2015		295	288
4.000% due 01/15/2024 (b)		4,547	595
4.500% due 02/15/2017 - 06/01/2018		56,131	55,084
4.508% due 03/01/2035		7,002	6,834
4.610% due 04/01/2035		14,844	14,551
4.642% due 04/01/2035		11,493	11,301
4.713% due 08/01/2035		112,581	112,024
4.714% due 06/01/2035		67,108	66,232
4.722% due 03/01/2035		13,048	12,847
4.802% due 08/01/2035		28,010	27,879
4.895% due 04/01/2035		3,667	3,625
4.916% due 07/01/2035		28,486	28,254
4.960% due 03/01/2035		2,626	2,602
5.000% due 04/15/2016 - 07/15/2024		78,691	78,274
5.061% due 04/01/2035		5,486	5,460
5.500% due 02/15/2014 - 07/15/2034		32,553	32,624
5.610% due 08/25/2031		6,266	6,298
5.612% due 02/01/2020		457	460
5.630% due 09/25/2031		11,272	11,280
5.650% due 05/15/2036		18,290	18,302
5.677% due 08/15/2032		1,079	1,080
5.700% due 12/15/2030		18,248	18,289
5.750% due 06/15/2018		5,982	5,990
5.800% due 11/15/2030		14	14
5.875% due 01/01/2017 - 03/01/2017		50	50
5.898% due 11/01/2022		307	312
5.990% due 01/01/2024		381	389
6.000% due 03/01/2011 - 01/01/2037		19,891	20,176
6.325% due 10/15/2020		84	84
6.375% due 03/15/2021		53	53
6.430% due 11/01/2023		48	48
6.500% due 03/15/2029 - 07/25/2043		79,668	81,429
6.561% due 10/01/2027		50	51
6.625% due 02/01/2023		4	4
6.631% due 06/01/2024		93	95
6.710% due 03/01/2024		18	19
6.754% due 01/01/2024		147	151
6.897% due 09/01/2023		38	38
6.964% due 10/01/2023		182	184
7.000% due 01/01/2030 - 04/01/2032		103	106
7.004% due 12/01/2022		60	60
7.157% due 07/01/2018		83	85
7.500% due 07/15/2030		809	821
8.000% due 04/01/2007 - 12/01/2024		474	494
8.500% due 01/01/2007 - 11/01/2025		1,055	1,131
9.000% due 12/15/2020 - 08/01/2022		456	474
9.500% due 03/01/2010 - 09/01/2021		142	150
9.750% due 11/01/2008		31	32
10.000% due 03/01/2016 - 05/15/2020		67	72
10.500% due 10/01/2010 - 02/01/2016		3	3
10.750% due 09/01/2009 - 08/01/2011		17	18
11.500% due 10/01/2015 - 01/01/2016		4	4
11.750% due 08/01/2015		1	1
14.000% due 09/01/2012 - 04/01/2016		2	2
14.500% due 12/01/2010		0	1
15.000% due 08/01/2011 - 12/01/2011		1	1
Government National Mortgage Association
4.000% due 07/16/2027		4,710	4,677
5.000% due 01/20/2032 - 02/20/2032		9,899	9,910
5.125% due 10/20/2023 - 12/20/2027		4,202	4,255
5.375% due 04/20/2016 - 05/20/2030		9,493	9,601
5.500% due 07/20/2030 - 03/20/2031		422	424
5.625% due 03/20/2019		38	38
5.750% due 08/20/2022 - 07/20/2027		5,644	5,714
5.900% due 12/16/2025		208	210
6.000% due 01/15/2029 - 10/15/2032		346	350
6.500% due 09/15/2032 - 05/15/2034		62	64
7.000% due 03/15/2011 - 10/15/2011		23	24
7.500% due 03/15/2022 - 09/15/2031		316	329
8.000% due 05/15/2016 - 06/20/2031		2,999	3,164
8.500% due 12/15/2021 - 08/15/2030		88	95
9.000% due 03/15/2017 - 11/15/2030		309	335
9.500% due 10/15/2016 - 06/15/2025		29	31
9.750% due 08/15/2017		22	24
10.000% due 10/15/2013 - 11/15/2020		8	9
10.500% due 11/15/2019 - 02/15/2021		1	1
11.000% due 09/15/2010		1	1
11.500% due 08/15/2018		6	6
11.750% due 08/15/2013		4	5
12.000% due 06/20/2015		1	2
13.000% due 10/15/2013		4	5
13.500% due 05/15/2011 - 11/15/2012		6	7
16.000% due 02/15/2012		8	9
Small Business Administration
7.640% due 03/01/2010		359	377

Total U.S. Government Agencies (Cost $2,937,305)			2,908,511

MORTGAGE-BACKED SECURITIES 15.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		65,214	64,077
4.390% due 02/25/2045		19,854	19,532
4.440% due 02/25/2045		62,648	61,425
Banc of America Commercial Mortgage, Inc.
3.366% due 07/11/2043		2,201	2,187
Banc of America Funding Corp.
4.114% due 05/25/2035		297,779	291,032
Banc of America Mortgage Securities
6.500% due 10/25/2031		11,490	11,651
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		66,129	64,994
4.750% due 10/25/2035		194,915	191,811
4.781% due 01/25/2034		19,947	19,729
5.056% due 04/25/2033		12,580	12,613
5.328% due 02/25/2033		3,613	3,602
5.451% due 04/25/2033		27,046	26,863
5.625% due 02/25/2033		2,457	2,449
6.259% due 11/25/2030		228	228
Bear Stearns Alt-A Trust
5.280% due 03/25/2035		40,911	40,870
5.390% due 05/25/2035		42,170	42,250
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019		10	9
5.750% due 02/25/2033		137	136
Countrywide Alternative Loan Trust
5.530% due 02/20/2047		21,829	21,904
6.500% due 06/25/2033		6,706	6,701
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		36,232	36,083
5.500% due 01/25/2046 (c)		16,000	16,028
5.640% due 04/25/2035		7,334	7,362
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		19,013	18,882
5.601% due 03/25/2032		5,915	5,906
5.900% due 08/25/2033		173	174
6.067% due 06/25/2032		449	448
DLJ Acceptance Trust
11.000% due 08/01/2019		96	103
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		195	203
Drexel Burnham Lambert CMO Trust
6.099% due 05/01/2016		4	4
First Horizon Alternative Mortgage Securities
4.752% due 06/25/2034		23,438	23,289
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046		26,243	26,266
5.430% due 01/25/2047		23,200	23,198
GSR Mortgage Loan Trust
4.540% due 09/25/2035		112,936	111,007
4.549% due 09/25/2035		15,607	15,442
6.000% due 03/25/2032		1,557	1,536
Impac CMB Trust
5.850% due 04/25/2034		8,019	8,025
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		18,049	18,067
Imperial Savings Association
8.429% due 02/25/2018		70	69
Indymac Index Mortgage Loan Trust
5.440% due 11/25/2046		19,801	19,872
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		23,976	23,860
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021		24,548	24,565
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		11,819	11,485
MASTR Asset Securitization Trust
5.500% due 09/25/2033		28,198	27,766
Mellon Residential Funding Corp.
5.830% due 06/15/2030		28,020	28,021
6.406% due 07/25/2029		976	977
Merrill Lynch Mortgage Investors, Inc.
4.489% due 02/25/2035		36,616	36,037
Nationslink Funding Corp.
5.700% due 11/10/2030		370	371
Prime Mortgage Trust
5.750% due 02/25/2019		1,983	1,987
5.750% due 02/25/2034		8,908	8,939
Prudential-Bache CMO Trust
8.400% due 03/20/2021		306	306
Resecuritization Mortgage Trust
5.600% due 04/26/2021		45	44
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		2,641	2,621
Salomon Brothers Mortgage Securities VII
8.000% due 09/25/2030		29	29
Sears Mortgage Securities
12.000% due 02/25/2014		10	10
Structured Asset Mortgage Investments, Inc.
5.630% due 02/25/2036		9,232	9,250
5.680% due 09/19/2032		11,067	11,085
9.527% due 06/25/2029		815	879
Structured Asset Securities Corp.
6.150% due 07/25/2032		698	703
7.213% due 01/25/2032		423	422
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		22,082	22,075
Vendee Mortgage Trust
6.500% due 05/15/2029		45,440	46,519
Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033		384	383
6.944% due 02/25/2033		793	795
Washington Mutual, Inc.
4.816% due 10/25/2032		98	97
5.557% due 01/25/2047		13,000	13,020
5.568% due 12/25/2046		60,760	60,960
5.596% due 02/27/2034		14,628	14,669
5.640% due 10/25/2045		11,017	11,039
5.770% due 09/25/2046		22,379	22,519
6.027% due 11/25/2042		7,147	7,177
6.227% due 06/25/2042		13,088	13,104
6.227% due 08/25/2042		8,640	8,657
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		38,515	38,081
5.387% due 08/25/2035		9,949	9,830

Total Mortgage-Backed Securities (Cost $1,688,162)			1,674,309

ASSET-BACKED SECURITIES 6.7%
ACE Securities Corp.
5.370% due 12/25/2036		9,932	9,938
5.460% due 10/25/2035		36,630	36,658
Amortizing Residential Collateral Trust
5.640% due 07/25/2032		744	746
Argent Securities, Inc.
5.370% due 09/25/2036		13,122	13,131
5.470% due 10/25/2035		1,939	1,940
5.490% due 02/25/2036		10,493	10,500
Asset-Backed Funding Certificates
5.380% due 01/25/2037		18,874	18,886
Asset-Backed Securities Corp. Home Equity
5.870% due 06/15/2031		7	7
Bank One Issuance Trust
5.380% due 10/15/2009		10,000	10,007
Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036		11,335	11,335
5.550% due 09/25/2034		6,461	6,469
5.800% due 03/25/2043		6,928	6,946
Capital One Auto Finance Trust
5.340% due 12/14/2007		17,930	17,945
Chase Funding Mortgage Loan Asset-Backed Certificates
5.990% due 11/25/2031		3,503	3,506
CIT Group Home Equity Loan Trust
5.620% due 06/25/2033		2,469	2,477
Community Program Loan Trust
4.500% due 10/01/2018		5,449	5,365
Countrywide Asset-Backed Certificates
5.370% due 12/25/2046		13,581	13,589
5.370% due 03/25/2047		28,820	28,838
5.400% due 05/25/2037		17,846	17,840
5.450% due 01/25/2036		137	137
DaimlerChrysler Auto Trust
5.329% due 12/08/2007		15,600	15,615
Equity One Asset-Backed Securities, Inc.
5.630% due 11/25/2032		11,217	11,234
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		53,656	53,691
Fremont Home Loan Trust
5.410% due 01/25/2037		16,200	16,190
5.440% due 01/25/2036		2,669	2,671
GSAMP Trust
5.460% due 11/25/2035		7,565	7,571
HFC Home Equity Loan Asset-Backed Certificates
5.700% due 09/20/2033		10,464	10,505
Honda Auto Receivables Owner Trust
5.342% due 11/15/2007		83,264	83,308
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036		13,706	13,680
Indymac Residential Asset-Backed Trust
5.410% due 04/25/2037		17,400	17,367
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036		14,021	14,029
Lehman XS Trust
5.420% due 05/25/2046		12,623	12,628
Long Beach Mortgage Loan Trust
5.440% due 01/25/2036		15,012	15,024
5.470% due 09/25/2035		1,586	1,587
5.630% due 10/25/2034		5,962	5,969
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		12,631	12,627
5.370% due 10/25/2036		11,340	11,338
Nelnet Student Loan Trust
5.338% due 09/25/2012		17,500	17,500
5.407% due 01/25/2016		54	54
New Century Home Equity Loan Trust
5.460% due 09/25/2035		2,975	2,977
Quest Trust
5.430% due 12/25/2035		718	718
Renaissance Home Equity Loan Trust
5.700% due 08/25/2032		334	335
Residential Asset Securities Corp.
5.360% due 08/25/2036		19,410	19,424
5.420% due 11/25/2036		28,865	28,886
5.580% due 06/25/2031		6	6
SACO I, Inc.
5.460% due 09/25/2035		7,250	7,254
Soundview Home Equity Loan Trust
5.450% due 12/25/2035		5,646	5,650
5.460% due 11/25/2035		14,969	14,980
Structured Asset Securities Corp.
4.930% due 01/25/2035		870	851
5.370% due 10/25/2036		28,132	28,152
5.450% due 07/25/2035		8,674	8,681
5.610% due 01/25/2033		754	756
Wachovia Auto Owner Trust
4.820% due 02/20/2009		18,898	18,882
Wells Fargo Home Equity Trust
5.400% due 01/25/2037		17,500	17,525
5.470% due 12/25/2035		30,945	30,969
WMC Mortgage Loan Pass-Through Certificates
6.030% due 05/15/2030		300	300

Total Asset-Backed Securities (Cost $724,629)			725,194

SOVEREIGN ISSUES 0.2%
Korea Development Bank
5.651% due 11/22/2012		2,200	2,207
Panama Government International Bond
9.375% due 07/23/2012		480	565
Russia Government International Bond
10.000% due 06/26/2007		19,800	20,269

Total Sovereign Issues (Cost $23,069)			23,041

FOREIGN CURRENCY-DENOMINATED ISSUES 0.0%
JSG Holding PLC
5.800% due 01/12/2014	EUR	434	576
5.971% due 11/29/2014		1,583	2,117
6.062% due 01/12/2014		651	864
6.157% due 01/12/2014		171	227
6.350% due 01/12/2014		319	424
6.686% due 01/12/2014		843	1,128

Total Foreign Currency-Denominated Issues (Cost $4,745)			5,336

		Shares
PREFERRED STOCKS 1.4%
DG Funding Trust
7.614% due 12/31/2049		10,229	107,788
Home Ownership Funding Corp.
13.331% due 12/31/2049		8,625	1,294
TECO Energy, Inc.
5.934% due 01/15/2007		1,600,000	40,575

Total Preferred Stocks (Cost $154,170)			149,657

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 29.7%
Certificates of Deposit 2.0%
Barclays Bank PLC
5.265% due 01/29/2007		$125,400	125,399
Citibank New York N.A.
5.325% due 01/30/2007		80,000	80,000
Societe Generale NY
5.288% due 06/11/2007		17,300	17,300

			222,699

Commercial Paper 22.5%
Abbey National N.A. LLC
5.290% due 01/04/2007		300,000	299,956
ABN AMRO N.A. Finance
5.240% due 01/12/2007		33,100	33,057
ASB Finance Ltd.
5.250% due 02/15/2007		15,000	14,906
Bank of America Corp.
5.200% due 04/03/2007		50,000	49,309
5.235% due 03/09/2007		230,400	228,050
Bank of Ireland
5.250% due 02/02/2007		100,000	99,562
Barclays U.S. Funding Corp.
5.240% due 02/02/2007		62,000	61,729
5.250% due 02/20/2007		33,000	32,769
5.255% due 04/02/2007		28,000	27,617
Cox Communications, Inc.
5.449% due 01/16/2007		18,100	18,100
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		41,900	40,846
Danske Corp.
5.225% due 03/29/2007		4,800	4,737
Dexia Delaware LLC
5.240% due 01/17/2007		21,600	21,556
5.250% due 02/08/2007		200,000	198,950
HBOS Treasury Services PLC
5.240% due 01/30/2007		1,647	1,641
5.245% due 01/04/2007		5,900	5,899
5.250% due 02/12/2007		51,000	50,702
5.250% due 03/21/2007		4,500	4,446
5.255% due 03/21/2007		6,100	6,027
ING U.S. Funding LLC
5.240% due 01/26/2007		36,675	36,552
5.240% due 01/31/2007		36,400	36,252
Intesa Funding LLC
5.310% due 01/04/2007		150,000	149,978
Nordea N.A., Inc.
5.230% due 01/03/2007		4,100	4,100
5.240% due 02/02/2007		20,000	19,913
5.280% due 01/19/2007		2,600	2,594
Rabobank USA Financial Corp.
5.280% due 01/02/2007		179,200	179,200
San Paolo IMI U.S. Financial Co.
5.240% due 01/23/2007		12,247	12,211
Santander Hispano Finance Delaware
5.245% due 01/05/2007		2,200	2,199
5.270% due 02/08/2007		500	497
Skandinaviska Enskilda Banken AB
5.230% due 01/04/2007		8,500	8,499
5.260% due 01/08/2007		50,000	49,964
Societe Generale NY
5.270% due 02/09/2007		1,360	1,353
Spintab AB
5.240% due 01/29/2007		1,600	1,594
Stadshypoket Delaware, Inc.
5.245% due 02/21/2007		8,900	8,837
5.300% due 02/02/2007		500	498
Svenska Handelsbanken, Inc.
5.250% due 01/26/2007		18,500	18,438
Swedbank, Inc.
5.240% due 01/08/2007		1,400	1,399
5.260% due 01/31/2007		6,500	6,473
Time Warner, Inc.
5.360% due 04/12/2007		36,600	36,047
UBS Finance Delaware LLC
5.230% due 01/08/2007		2,600	2,598
5.230% due 03/07/2007		7,800	7,723
5.240% due 01/22/2007		264,649	263,917
5.240% due 01/26/2007		200	199
Unicredito Italiano SpA
5.250% due 01/05/2007		600	600
5.250% due 01/22/2007		40,000	39,889
5.250% due 01/25/2007		9,500	9,470
5.260% due 01/08/2007		125,800	125,708
Viacom, Inc.
5.590% due 05/29/2007		22,900	22,900
5.600% due 03/22/2007		8,200	8,200
Westpac Capital Corp.
5.240% due 01/16/2007		150,000	149,716
5.245% due 02/08/2007		31,200	31,036
Westpac Trust Securities NZ Ltd.
5.245% due 01/18/2007		3,800	3,792

			2,442,205

Repurchase Agreements 4.3%
Credit Suisse Securities (USA) LLC
4.800% due 01/02/2007		463,000	463,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Notes 3.375% - 4.875% due 05/15/2008 - 02/15/2012 valued at $476,121. Repurchase proceeds are $463,247.)

Tri-Party Repurchase Agreements 0.2%
State Street Bank and Trust Co.
4.900% due 01/02/2007		24,839	24,839
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $25,338. Repurchase proceeds are $24,853.)

U.S. Treasury Bills 0.7%
4.803% due 03/01/2007 - 03/15/2007 (d)(e)(g)		73,573	72,760

Total Short-Term Instruments (Cost $3,225,876)			3,225,503

Purchased Options (i) 0.1% (Cost $19,195)			15,321
Total Investments (f) 101.3% (Cost $11,054,717)			$11,006,212
Written Options (j) (0.2%) (Premiums $19,266)			(20,856)
Other Assets and Liabilities (Net) (1.1%)			(116,456)

Net Assets 100.0%			$10,868,900

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) When-issued security.

(d) Coupon represents a weighted average rate.

(e) Securities with an aggregate market value of $9,644 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(f) As of December 31, 2006, portfolio securities with an aggregate value of $316,019 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Securities with an aggregate market value of $62,128 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	717	$(782)
90-Day Euribor June Futures	Long	06/2007	1,444	(995)
90-Day Euribor September Futures	Long	09/2007	1,590	(1,471)
90-Day Eurodollar December Futures	Long	12/2007	36,270	(10,152)
90-Day Eurodollar June Futures	Long	06/2007	18,138	(20,405)
90-Day Eurodollar March Futures	Long	03/2007	6,948	(9,524)
90-Day Eurodollar March Futures	Long	03/2008	5,815	(3,421)
90-Day Eurodollar September Futures	Long	09/2007	26,296	(16,758)
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 116.000	Short	03/2007	333	(221)
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.000	Short	03/2007	333	39
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	630	(314)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	422	(249)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	900	(449)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	5,855	10,930

				$(53,772)

(h) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.75% due 03/31/2014	Sell	2.300%	9/20/2007	JPY	869,000	$57
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008		$8,000	(8)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	6/20/2007		8,900	195
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	6/20/2007		8,000	177
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	3/20/2007		25,000	75
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	3/20/2007		9,500	31
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	6/20/2007		5,000	109
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007		4,000	57
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	6/20/2007		3,200	38
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	6/20/2007		12,000	219
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	3/20/2007		300	2
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	3/20/2007		50,000	145
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	3/20/2007		40,300	131
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	3/20/2007		25,000	73
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007		1,500	34
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	6/20/2008		2,000	168
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		7,200	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008		6,000	(7)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011		4,900	29
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	6/20/2007		5,000	77
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%	7/20/2007		24,400	103
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007		4,200	60
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	6/20/2008		5,000	446
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.305%	12/20/2008		6,000	1
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011		38,400	239
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011		4,900	34
UBS AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.750%	3/20/2007		20,000	302
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	6/20/2007		1,500	23
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	6/20/2007		5,000	109
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	6/20/2007		5,000	78

							$2,998

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	30,300	$(81)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	1/4/2010	BRL	19,300	84
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	1/4/2010		21,200	49
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	23,900	383
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	176
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007	GBP	181,700	(2,500)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		55,700	(1,030)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	9/20/2009		98,400	(3,340)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016	MXN	48,800	170

							$(6,089)

(i) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.250	6/18/2007	11,632	$110	$0
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	26,527	252	0
Put - CME 90-Day Eurodollar March Futures	92.250	3/19/2007	2,693	26	0
Put - CME 90-Day Eurodollar September Futures	90.750	9/17/2007	650	6	0

				$394	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007	EUR 96,000	$442	$156
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007	GBP 45,000	208	38
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007	29,500	168	25
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007	$647,000	2,394	1,932
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	3/8/2007	365,000	1,460	515
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007	184,000	861	260
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007	469,200	1,578	1,405
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/9/2007	648,200	2,826	3,017
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007	566,000	2,490	3,321
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007	347,200	1,437	707
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007	530,000	1,378	522
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007	528,000	2,809	3,352
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.170%	2/1/2007	291,300	750	536

							$18,801	$15,786

Straddle Options

Description	Counterparty	Exercise Price	(2)	Expiration Date	Notional Amount	Cost	(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000		1/17/2007	$34,000	$0		$(465)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar March Futures	$94.750	3/19/2007	400	$219	$100

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007	EUR	37,000	$443	$287
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP	12,900	209	62
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		8,400	168	40
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		$281,000	2,304	2,285
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		157,000	1,515	723
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		79,000	879	364
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007		204,000	1,612	2,205
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.315%	5/9/2007		283,600	2,925	4,056
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007		246,000	2,502	3,931
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007		118,200	1,277	848
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		152,600	1,595	1,241
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007		230,000	2,843	4,045
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.240%	2/1/2007		126,100	775	1,041

								$19,047	$21,128

Straddle Options

Description	Counterparty	Exercise Price	(3)	Expiration Date	Notional Amount	Premium	(3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000		1/17/2007	$34,000	$0		$(372)

(3)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(k) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	212	01/2007	$1	$0	$1
Buy	BRL	25,986	01/2007	90	0	90
Sell		21,841	01/2007	0	(92)	(92)
Buy		45,318	05/2007	189	0	189
Buy		49,868	06/2007	362	0	362
Buy	CAD	39,258	01/2007	0	(1,064)	(1,064)
Sell		36,968	01/2007	830	0	830
Buy	CLP	2,725,640	05/2007	0	(61)	(61)
Buy		18,230	06/2007	0	0	0
Buy	CNY	101,102	03/2007	25	0	25
Buy		10,373	09/2007	31	0	31
Buy		107,816	11/2007	175	0	175
Buy	EUR	377,180	01/2007	4,176	0	4,176
Sell		349,258	01/2007	349	(3,137)	(2,788)
Sell	GBP	2,842	01/2007	8	(25)	(17)
Buy	INR	154,626	03/2007	126	0	126
Sell	JPY	22,621,075	01/2007	1,414	(28)	1,386
Buy		25,296,886	02/2007	0	(2,853)	(2,853)
Sell		1,916,626	02/2007	191	0	191
Buy	KRW	4,329,910	02/2007	134	0	134
Buy		6,301,067	03/2007	9	(12)	(3)
Buy		16,432,682	05/2007	171	0	171
Buy	MXN	38,210	01/2007	89	0	89
Buy		52,980	04/2007	32	(3)	29
Buy	PHP	292,587	03/2007	0	(33)	(33)
Buy	PLN	13,603	04/2007	155	0	155
Buy	RUB	87,616	01/2007	41	0	41
Buy		400,569	03/2007	166	0	166
Buy		256,662	11/2007	0	(5)	(5)
Buy		560,992	12/2007	0	(41)	(41)
Buy	SGD	8,910	01/2007	75	0	75
Buy		5,850	03/2007	106	0	106
Buy		18,011	07/2007	14	0	14
Buy	TWD	180,072	02/2007	20	(49)	(29)
Buy	ZAR	1,509	06/2007	1	0	1

				$8,980	$(7,403)	$1,577

See accompanying notes

Schedule of Investments

Low Duration Fund II

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 15.4%
Banking & Finance 12.5%
Allstate Life Global Funding Trusts
5.406% due 03/23/2009	$300	$300
American Express Centurion Bank
5.350% due 05/07/2008	700	700
American Express Credit Corp.
5.410% due 11/09/2009	1,000	1,001
American General Finance Corp.
5.406% due 03/23/2007	300	300
Bank of America Corp.
5.378% due 11/06/2009	400	400
Bank of America N.A.
5.377% due 07/25/2008	1,400	1,401
Bear Stearns Cos., Inc.
5.465% due 08/21/2009	500	501
CIT Group, Inc.
5.515% due 12/19/2008	500	501
5.526% due 01/30/2009	2,900	2,909
Citigroup Funding, Inc.
5.342% due 12/08/2008	600	600
Citigroup, Inc.
5.392% due 12/28/2009	500	500
5.406% due 12/26/2008	1,400	1,402
General Electric Capital Corp.
5.410% due 10/26/2009	1,500	1,501
5.444% due 01/20/2010	1,400	1,403
Goldman Sachs Group, Inc.
5.476% due 07/29/2008	900	902
5.704% due 07/23/2009	3,700	3,726
HSBC Finance Corp.
5.490% due 09/15/2008	3,500	3,511
Lehman Brothers Holdings, Inc.
5.464% due 10/22/2008	5,800	5,810
Merrill Lynch & Co., Inc.
5.395% due 12/22/2008	1,500	1,500
5.414% due 10/23/2008	900	901
5.450% due 12/04/2009	800	801
5.464% due 08/14/2009	200	200
Morgan Stanley
5.390% due 11/21/2008	500	500
5.485% due 02/09/2009	700	702
Pricoa Global Funding I
5.430% due 07/27/2009	2,500	2,503
Santander U.S. Debt S.A. Unipersonal
5.375% due 09/21/2007	3,000	3,003
Wachovia Corp.
5.426% due 10/28/2008	900	902
5.506% due 10/15/2011	2,700	2,705

		41,085

Industrials 1.9%
Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,641
Wal-Mart Stores, Inc.
5.265% due 06/16/2008	1,500	1,500

		6,141

Utilities 1.0%
AT&T, Inc.
4.214% due 06/05/2021	1,100	1,097
5.464% due 05/15/2008	2,200	2,202
		3,299

Total Corporate Bonds & Notes (Cost $50,509)		50,525

U.S. GOVERNMENT AGENCIES 31.7%
Fannie Mae
4.666% due 07/01/2035	786	780
4.693% due 01/01/2035	870	861
4.891% due 12/01/2034	4,141	4,142
4.996% due 06/01/2035	4,388	4,393
5.000% due 11/01/2017 - 10/01/2021	55,101	54,242
5.500% due 02/01/2009 - 01/01/2037	9,527	9,468
5.527% due 09/01/2028	288	290
5.800% due 10/25/2030	236	238
5.958% due 07/01/2042	965	974
6.000% due 03/01/2016 - 01/01/2037	5,015	5,082
6.008% due 09/01/2041	1,327	1,342
6.158% due 08/01/2030 - 10/01/2030	680	692
6.500% due 09/01/2012 - 12/25/2042	454	462
8.000% due 11/25/2023	272	287
9.250% due 10/25/2018	8	9
10.500% due 05/01/2012	107	117
Federal Home Loan Bank
0.000% due 02/05/2007	500	491
Federal Housing Administration
7.430% due 07/01/2024	968	975
Freddie Mac
4.916% due 07/01/2035	1,103	1,094
5.000% due 11/01/2018 - 07/15/2024	3,875	3,846
5.500% due 06/12/2008	4,000	4,000
5.700% due 12/15/2030	807	809
5.750% due 06/15/2018	244	244
5.958% due 02/25/2045	1,632	1,630
6.000% due 02/01/2016 - 01/01/2037	1,420	1,434
6.500% due 07/25/2043	2,113	2,158
7.215% due 07/01/2023	90	92
8.500% due 06/01/2009 - 06/01/2025	19	20
Government National Mortgage Association
5.125% due 10/20/2025	578	586
5.375% due 04/20/2022 - 05/20/2027	1,246	1,257
5.500% due 07/20/2030	484	485
5.750% due 07/20/2023 - 07/20/2025	706	715
5.850% due 09/20/2030	72	72
7.000% due 11/15/2022	168	174
7.500% due 02/15/2022 - 03/15/2024	307	320
7.750% due 01/17/2030	36	36
8.000% due 03/15/2023 - 05/15/2024	87	92
9.000% due 07/20/2016 - 09/15/2030	160	172

Total U.S. Government Agencies (Cost $104,640)		104,081

MORTGAGE-BACKED SECURITIES 17.0%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,823	2,774
4.390% due 02/25/2045	878	863
Banc of America Funding Corp.
4.114% due 05/25/2035	13,424	13,119
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	4,553	4,505
4.781% due 01/25/2034	737	729
5.328% due 02/25/2033	203	203
5.451% due 04/25/2033	1,295	1,286
5.625% due 02/25/2033	129	129
Bear Stearns Alt-A Trust
5.390% due 05/25/2035	1,716	1,719
Citigroup Commercial Mortgage Trust
5.420% due 11/15/2036	1,058	1,060
Countrywide Alternative Loan Trust
5.510% due 02/25/2047	1,788	1,791
6.500% due 06/25/2033	279	278
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,538	1,531
CS First Boston Mortgage Securities Corp.
5.601% due 03/25/2032	357	356
5.900% due 08/25/2033	356	357
6.067% due 06/25/2032	19	19
First Horizon Alternative Mortgage Securities
4.752% due 06/25/2034	1,006	1,000
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046	894	895
GS Mortgage Securities Corp. II
5.450% due 06/06/2020	2,985	2,988
GSR Mortgage Loan Trust
3.393% due 06/25/2034	2,860	2,853
4.540% due 09/25/2035	4,961	4,876
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	684	685
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	1,071	1,066
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021	837	837
Merrill Lynch Mortgage Investors, Inc.
4.489% due 02/25/2035	1,640	1,614
Nationslink Funding Corp.
5.700% due 11/10/2030	115	115
Prime Mortgage Trust
5.750% due 02/25/2019	93	94
5.750% due 02/25/2034	452	453
Salomon Brothers Mortgage Securities VII
7.115% due 11/25/2022	15	15
Structured Asset Mortgage Investments, Inc.
5.680% due 09/19/2032	613	614
9.527% due 06/25/2029	505	546
Structured Asset Securities Corp.
6.150% due 07/25/2032	39	39
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	694	694

Washington Mutual, Inc.
4.816% due 10/25/2032	979	974
5.557% due 01/25/2047	400	401
5.590% due 12/25/2045	707	710
5.596% due 02/27/2034	1,178	1,181
5.640% due 10/25/2045	448	449
6.027% due 11/25/2042	219	220
6.227% due 06/25/2042	530	531
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,457	1,440

Total Mortgage-Backed Securities (Cost $56,385)		56,009

ASSET-BACKED SECURITIES 11.3%
ACE Securities Corp.
5.460% due 10/25/2035	1,579	1,580
Amortizing Residential Collateral Trust
5.640% due 07/25/2032	43	43
Argent Securities, Inc.
5.470% due 10/25/2035	84	84
5.490% due 02/25/2036	46	46
Asset-Backed Funding Certificates
5.380% due 01/25/2037	688	688
Asset-Backed Securities Corp. Home Equity
5.625% due 09/25/2034	557	557
7.000% due 03/15/2032	885	887
Bank One Issuance Trust
5.380% due 10/15/2009	300	300
Bear Stearns Asset-Backed Securities, Inc.
5.550% due 09/25/2034	298	299
Capital One Auto Finance Trust
5.340% due 12/14/2007	600	600
Carrington Mortgage Loan Trust
5.400% due 01/25/2037	1,700	1,702
Chase Credit Card Master Trust
5.450% due 06/15/2009	2,000	2,002
5.450% due 10/15/2009	3,090	3,094
Chase Issuance Trust
5.360% due 02/15/2011	1,700	1,702
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	1,154	1,155
CIT Group Home Equity Loan Trust
5.620% due 06/25/2033	141	142
Countrywide Asset-Backed Certificates
5.370% due 12/26/2036	3,400	3,404
5.400% due 05/25/2037	1,781	1,780
5.830% due 12/25/2031	276	276
Credit-Based Asset Servicing & Securitization LLC
5.410% due 11/25/2036	687	687
DaimlerChrysler Auto Trust
5.329% due 12/08/2007	500	500
FBR Securitization Trust
5.460% due 10/25/2035	308	308
Fremont Home Loan Trust
5.410% due 01/25/2037	600	600
5.440% due 01/25/2036	115	115
GSAMP Trust
5.460% due 11/25/2035	323	323
GSR Mortgage Loan Trust
5.450% due 11/25/2030	420	420
HFC Home Equity Loan Asset-Backed Certificates
5.420% due 03/20/2036	800	801
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036	394	394
Indymac Residential Asset-Backed Trust
5.410% due 04/25/2037	600	599
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	435	436
Lehman XS Trust
5.420% due 05/25/2046	430	430
Long Beach Mortgage Loan Trust
5.630% due 10/25/2034	188	188
MASTR Asset-Backed Securities Trust
5.410% due 11/25/2036	800	801
MBNA Credit Card Master Note Trust
5.460% due 08/17/2009	3,330	3,333
Nelnet Student Loan Trust
5.338% due 09/25/2012	600	600
New Century Home Equity Loan Trust
5.460% due 09/25/2035	131	131
Park Place Securities, Inc.
5.662% due 10/25/2034	2,439	2,442
Quest Trust
5.430% due 12/25/2035	37	37
SACO I, Inc.
5.460% due 09/25/2035	394	394
Soundview Home Equity Loan Trust
5.450% due 12/25/2035	269	269
5.460% due 11/25/2035	643	644
Structured Asset Securities Corp.
5.610% due 01/25/2033	47	47
Wachovia Auto Owner Trust
4.820% due 02/20/2009	852	851
Wells Fargo Home Equity Trust
5.400% due 01/25/2037	600	601
5.470% due 12/25/2035	1,021	1,022

Total Asset-Backed Securities (Cost $37,294)		37,314

	Shares
PREFERRED STOCKS 1.6%
DG Funding Trust
7.614% due 12/31/2049	510	5,374

Total Preferred Stocks (Cost $5,100)		5,374

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 24.4%
Certificates of Deposit 2.4%
Citibank New York N.A.
5.325% due 01/30/2007	$8,000	8,000

Commercial Paper 16.1%
Bank of America Corp.
5.235% due 03/09/2007	5,000	4,949
5.245% due 01/17/2007	8,300	8,283
Federal Home Loan Bank
4.800% due 01/02/2007	3,100	3,100
Freddie Mac
5.140% due 01/26/2007	35,200	35,084
General Electric Capital Corp.
5.240% due 02/09/2007	1,400	1,392

		52,808

Repurchase Agreements 5.2%
Lehman Brothers, Inc.
4.850% due 01/02/2007	12,000	12,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 02/28/2011 valued at $12,273. Repurchase proceeds are $12,006.)
State Street Bank and Trust Co.
4.900% due 01/02/2007	5,154	5,154
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $5,258. Repurchase proceeds are $5,157.)

		17,154

U.S. Treasury Bills 0.7%
4.802% due 03/15/2007 (a)(c)	2,386	2,360

Total Short-Term Instruments (Cost $80,330)		80,322

Purchased Options (e) 0.2% (Cost $639)		527
Total Investments (b) 101.6% (Cost $334,897)		$334,152
Written Options (f) (0.2%) (Premiums $624)		(698)
Other Assets and Liabilities (Net) (1.4%)		(4,719)

Net Assets 100.0%		$328,735

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of December 31, 2006, portfolio securities with an aggregate value of $10,206 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $2,360 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	1,123	$(314)
90-Day Eurodollar June Futures	Long	06/2007	681	(784)
90-Day Eurodollar March Futures	Long	03/2008	335	(189)
90-Day Eurodollar September Futures	Long	09/2007	734	(482)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	284	552

				$(1,217)

(d) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	6/20/2007	$1,900	$42

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(e) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.250	6/18/2007	707	$7	$0
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	348	3	0
Put - CME 90-Day Eurodollar March Futures	92.500	3/19/2007	60	0	0
Put - CME 90-Day Eurodollar September Futures	91.000	9/17/2007	186	2	0

				$12	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007	$21,000	$78	$63
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	3/8/2007	14,000	56	20
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007	7,000	33	10
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007	18,400	62	55
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/9/2007	21,500	94	100
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007	18,000	79	105
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007	14,000	58	28
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007	20,000	52	20
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007	17,000	90	108
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.170%	2/1/2007	9,700	25	18

							$627	$527

(f) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007	$9,000	$74	$73
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.040%	3/8/2007	6,000	58	28
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007	3,000	33	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007	8,000	63	86
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.315%	5/9/2007	9,400	97	134
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007	8,000	81	128
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007	3,900	42	28
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	7/2/2007	6,000	63	49
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007	7,000	87	123
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.240%	2/1/2007	4,200	26	35

							$624	$698

See accompanying notes

Schedule of Investments

Low Duration Fund III

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 17.8%
Banking & Finance 16.6%
American Express Credit Corp.
5.370% due 12/12/2007	$200	$200
American General Finance Corp.
5.406% due 03/23/2007	100	100
ANZ National International Ltd.
5.415% due 08/07/2009	300	300
Bank of America Corp.
5.375% due 06/19/2009	600	601
Bank of America N.A.
5.361% due 12/18/2008	500	500
5.377% due 07/25/2008	500	501
Bear Stearns Cos., Inc.
5.526% due 04/29/2008	900	903
Calabash Re II Ltd. (a)
13.746% due 01/08/2010	300	300
14.946% due 01/08/2010	250	250
16.246% due 01/08/2010	300	300
CIT Group, Inc.
5.524% due 08/15/2008	500	501
5.656% due 07/28/2011	300	301
5.660% due 11/03/2010	400	402
Citigroup Global Markets Holdings, Inc.
5.390% due 03/07/2008	500	501
Citigroup, Inc.
4.200% due 12/20/2007	400	396
5.406% due 12/26/2008	300	300
Ford Motor Credit Co.
6.315% due 03/21/2007	100	100
7.200% due 06/15/2007	100	100
7.750% due 02/15/2007	100	100
General Electric Capital Corp.
5.425% due 05/19/2008	3,000	3,005
Goldman Sachs Group, Inc.
5.455% due 12/22/2008	300	301
5.464% due 11/10/2008	100	100
5.495% due 10/05/2007	200	200
5.704% due 07/23/2009	600	604
HSBC Finance Corp.
5.410% due 02/28/2007	800	800
5.490% due 09/15/2008	100	100
5.506% due 12/05/2008	200	201
Lehman Brothers Holdings, Inc.
5.460% due 04/03/2009	200	200
5.475% due 08/21/2009	400	401
5.475% due 11/16/2009	300	300
5.576% due 12/23/2010	200	201
Merrill Lynch & Co., Inc.
5.450% due 12/04/2009	300	300
5.464% due 08/14/2009	200	200
5.466% due 01/30/2009	300	301
5.577% due 07/25/2011	300	301
Morgan Stanley
5.485% due 02/09/2009	300	301
5.624% due 01/18/2011	400	402
Mystic Re Ltd.
11.670% due 12/05/2008	300	300
Royal Bank of Scotland Group PLC
5.365% due 12/21/2007	300	300
Santander U.S. Debt S.A. Unipersonal
5.375% due 09/21/2007	400	400
5.425% due 09/19/2008	900	902
SLM Corp.
5.517% due 07/27/2009	200	200
Wachovia Corp.
5.426% due 10/28/2008	100	100
Wells Fargo & Co.
5.393% due 03/10/2008	1,100	1,101
Westpac Banking Corp.
5.310% due 06/06/2008	100	100

		18,277

Industrials 1.0%
DaimlerChrysler N.A. Holding Corp.
5.820% due 08/03/2009	300	301
FedEx Corp.
5.455% due 08/08/2007	300	300
Oracle Corp.
5.603% due 01/13/2009	300	301
Transocean, Inc.
5.566% due 09/05/2008	200	200

		1,102

Utilities 0.2%
Entergy Mississippi, Inc.
4.350% due 04/01/2008	200	200

Total Corporate Bonds & Notes (Cost $19,551)		19,579

U.S. GOVERNMENT AGENCIES 33.1%
Fannie Mae
4.349% due 03/01/2035	58	58
4.351% due 11/01/2034	180	178
4.474% due 05/01/2035	177	176
4.500% due 08/01/2035	716	707
4.559% due 11/01/2035	314	313
4.666% due 07/01/2035	143	142
5.000% due 03/25/2017 - 07/01/2021	19,982	19,653
5.450% due 01/25/2021	1,781	1,778
5.500% due 02/01/2009 - 06/01/2035	6,570	6,504
5.565% due 08/01/2029	326	328
5.700% due 09/25/2042	346	348
5.750% due 05/25/2031	277	278
5.865% due 02/01/2031	88	89
5.958% due 07/01/2042	177	179
6.000% due 03/01/2017 - 11/01/2017	576	585
6.008% due 09/01/2041	241	244
6.158% due 09/01/2040	85	87
6.500% due 12/25/2042	25	26
6.722% due 11/01/2035	127	130
Freddie Mac
4.713% due 08/01/2035	758	755
4.714% due 06/01/2035	716	707
4.916% due 07/01/2035	236	234
5.000% due 04/15/2012 - 07/15/2024	807	802
5.700% due 12/15/2030	108	108
5.750% due 06/15/2018	70	70
5.800% due 11/15/2030	17	17
5.958% due 02/25/2045	234	233
6.000% due 03/01/2016 - 01/01/2037	1,120	1,130
6.500% due 07/25/2043	259	265
Government National Mortgage Association
4.000% due 07/16/2027	37	36
5.000% due 02/20/2032	101	101
5.375% due 06/20/2027 - 05/20/2030	172	173
8.500% due 10/20/2026	19	20

Total U.S. Government Agencies (Cost $36,425)		36,454

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (e)	127	127

Total U.S. Treasury Obligations (Cost $127)		127

MORTGAGE-BACKED SECURITIES 12.1%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	509	500
4.390% due 02/25/2045	110	108
Banc of America Funding Corp.
4.114% due 05/25/2035	2,542	2,484
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	683	676
4.781% due 01/25/2034	113	112
5.328% due 02/25/2033	20	20
5.451% due 04/25/2033	159	158
5.625% due 02/25/2033	13	13
Bear Stearns Alt-A Trust
5.390% due 05/25/2035	306	307
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	90	89
4.900% due 12/25/2035	164	163
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	827	818
5.630% due 02/25/2037	1,065	1,066
6.500% due 06/25/2033	32	32
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	243	242
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	174	173
6.067% due 06/25/2032	2	2
GMAC Mortgage Corp. Loan Trust
5.008% due 11/19/2035	151	151
Greenpoint Mortgage Funding Trust
5.430% due 01/25/2047	200	200
GSR Mortgage Loan Trust
3.393% due 06/25/2034	406	405
4.540% due 09/25/2035	744	731
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	247	246
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021	279	279
Mellon Residential Funding Corp.
5.790% due 12/15/2030	865	868
Morgan Stanley Capital I
5.440% due 07/15/2019	320	320
Prime Mortgage Trust
5.750% due 02/25/2019	23	23
5.750% due 02/25/2034	50	50
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	327	326
5.343% due 08/25/2034	405	404
6.227% due 01/25/2035	302	305
Structured Asset Mortgage Investments, Inc.
5.630% due 02/25/2036	88	88
Structured Asset Securities Corp.
7.213% due 01/25/2032	12	12
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	198	198
Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	69	69
Washington Mutual, Inc.
5.557% due 01/25/2047	100	100
5.590% due 12/25/2045	129	129
5.640% due 10/25/2045	64	64
5.745% due 11/25/2034	460	462
5.770% due 09/25/2046	198	199
5.954% due 05/25/2041	83	84
6.227% due 06/25/2042	254	255
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	364	360

Total Mortgage-Backed Securities (Cost $13,347)		13,291

ASSET-BACKED SECURITIES 6.5%
Accredited Mortgage Loan Trust
5.390% due 09/25/2036	878	879
ACE Securities Corp.
5.460% due 10/25/2035	222	222
Argent Securities, Inc.
5.470% due 10/25/2035	11	11
5.490% due 02/25/2036	69	69
Asset-Backed Funding Certificates
5.380% due 01/25/2037	197	197
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	166	166
Citigroup Mortgage Loan Trust, Inc.
5.390% due 08/25/2036	245	245
Countrywide Asset-Backed Certificates
5.400% due 01/25/2037	485	485
5.400% due 05/25/2037	1,088	1,088
5.520% due 11/25/2035	65	65
5.830% due 12/25/2031	46	46
FBR Securitization Trust
5.460% due 10/25/2035	42	42
Ford Credit Auto Owner Trust
4.240% due 03/15/2008	48	48
Fremont Home Loan Trust
5.440% due 01/25/2036	26	26
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	176	176
GSAMP Trust
5.460% due 11/25/2035	54	54
5.470% due 12/25/2035	281	281
5.640% due 03/25/2034	134	134
GSR Mortgage Loan Trust
5.450% due 11/25/2030	114	115
Home Equity Mortgage Trust
5.460% due 02/25/2036	47	47
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036	99	98
Indymac Residential Asset-Backed Trust
5.450% due 03/25/2036	81	81
Long Beach Mortgage Loan Trust
5.440% due 01/25/2036	139	140
5.630% due 10/25/2034	63	63
Park Place Securities, Inc.
5.510% due 09/25/2035	232	232
Quest Trust
5.430% due 12/25/2035	6	6
Residential Asset Securities Corp.
5.360% due 08/25/2036	169	169
Residential Funding Mortgage Securities II, Inc.
5.490% due 09/25/2035	86	86
SACO I, Inc.
5.460% due 09/25/2035	63	63
SLM Student Loan Trust
5.387% due 01/26/2015	112	112
Soundview Home Equity Loan Trust
5.410% due 01/25/2037	1,100	1,101
5.450% due 12/25/2035	34	34
Structured Asset Securities Corp.
5.480% due 12/25/2035	230	231
Truman Capital Mortgage Loan Trust
5.690% due 01/25/2034	86	86
Wells Fargo Home Equity Trust
5.400% due 01/25/2037	200	200

Total Asset-Backed Securities (Cost $7,094)		7,098

	Shares
Preferred Stocks 0.6%
DG Funding Trust
7.614% due 12/31/2049	65	685

Total Preferred Stocks (Cost $687)		685

SHORT-TERM INSTRUMENTS 30.5%
Certificates of Deposit 2.8%
Barclays Bank PLC
4.530% due 01/29/2007	1,000	1,000
BNP Paribas Finance
5.262% due 05/28/2008	200	200
Nordea Bank Finland
5.308% due 05/28/2008	200	200
Unicredito Italiano NY
5.360% due 05/06/2008	1,100	1,100
5.370% due 05/29/2008	200	200
Wachovia Bank N.A.
5.406% due 03/23/2009	400	400

		3,100

Commercial Paper 21.5%
Calyon N.A. LLC
5.240% due 02/08/2007	3,000	2,984
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	700	682
Danske Corp.
5.255% due 01/18/2007	1,300	1,297
HBOS Treasury Services PLC
5.250% due 02/07/2007	2,800	2,786
ING U.S. Funding LLC
5.240% due 01/29/2007	500	498
IXIS Commercial Paper Corp.
5.245% due 01/26/2007	1,500	1,495
San Paolo IMI U.S. Financial Co.
5.290% due 01/02/2007	600	600
Societe Generale NY
5.230% due 02/09/2007	2,300	2,288
Svenska Handelsbanken, Inc.
5.235% due 03/05/2007	700	693
Swedbank, Inc.
5.240% due 02/21/2007	1,500	1,489
Time Warner, Inc.
5.360% due 04/12/2007	500	493
UBS Finance Delaware LLC
5.225% due 03/08/2007	5,100	5,049
Westpac Capital Corp.
5.215% due 02/05/2007	3,300	3,284

		23,638

Repurchase Agreements 5.7%
Lehman Brothers, Inc.
4.850% due 01/02/2007	5,000	5,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $5,114. Repurchase proceeds are $5,003.)
State Street Bank and Trust Co.
4.900% due 01/02/2007	1,244	1,244
(Dated 12/29/2006. Collateralized by Fannie Mae 5.750% due 02/15/2008 valued at $1,269. Repurchase proceeds are $1,245.)

		6,244

U.S. Treasury Bills 0.5%
4.801% due 03/01/2007 - 03/15/2007 (b)(e)	579	573

Total Short-Term Instruments (Cost $33,560)		33,555

Purchased Options (g) 0.1% (Cost $180)		145
Total Investments (d) 100.8% (Cost $110,971)		$110,934
Written Options (h) (0.2%) (Premiums $173)		(191)
Other Assets and Liabilities (Net) (0.6%)		(722)

Net Assets 100.0%		$110,021

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) As of December 31, 2006, portfolio securities with an aggregate value of $3,256 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $700 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	16	$(17)
90-Day Euribor June Futures	Long	06/2007	39	(28)
90-Day Euribor September Futures	Long	09/2007	34	(32)
90-Day Eurodollar December Futures	Long	12/2007	427	(72)
90-Day Eurodollar June Futures	Long	06/2007	155	(169)
90-Day Eurodollar March Futures	Long	03/2008	95	(46)
90-Day Eurodollar September Futures	Long	09/2007	307	(131)
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.000	Short	03/2007	3	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 116.000	Short	03/2007	3	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	6	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	4	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	9	(4)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	119	194

				$(312)

(f) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	9/20/2007	JPY	8,000	$1
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	6/20/2007		$200	4
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	3/20/2007		400	1
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		100	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		100	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011		900	8
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	6/20/2007		100	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011		400	3

							$17

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	300	$(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	1/4/2010	BRL	200	1
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	1/4/2010		200	0
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007	GBP	300	(4)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	9/20/2009		800	(27)

							$(31)

(g) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.250	6/18/2007	216	$2	$0
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	167	2	0
Put - CME 90-Day Eurodollar September Futures	90.250	9/17/2007	49	0	0

				$4	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	3-Month GBP-LIBOR	Pay	5.080%	6/15/2007	GBP 400	$2	$0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month GBP-LIBOR	Pay	5.080%	6/15/2007	300	2	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007	$6,000	22	18
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	3/8/2007	5,000	20	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007	2,000	9	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007	2,300	8	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/9/2007	5,900	26	28
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007	5,000	22	29
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007	10,000	26	10
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007	6,000	32	38
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.170%	2/1/2007	2,800	7	5

							$176	$145

(h) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar March Futures	$94.750	3/19/2007	4	$2	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	3-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP 100	$2	$0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	100	2	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007	$3,000	25	24
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.040%	3/8/2007	2,000	19	9
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007	1,000	11	5
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007	1,000	8	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.315%	5/9/2007	2,600	27	37
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007	2,000	20	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007	1,200	13	9
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007	3,000	37	53
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.240%	2/1/2007	1,200	7	10

							$171	$190

(i) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	186	01/2007	$1	$0	$1
Sell		107	01/2007	0	0	0
Buy		391	05/2007	1	0	1
Buy		245	06/2007	2	0	2
Buy	CAD	391	01/2007	0	(11)	(11)
Sell		370	01/2007	8	0	8
Buy	CLP	35,403	05/2007	0	(1)	(1)
Buy	CNY	1,137	03/2007	0	0	0
Buy		192	09/2007	1	0	1
Buy		4,195	10/2007	11	0	11
Buy		554	11/2007	1	0	1
Buy	EUR	320	01/2007	3	0	3
Sell		467	01/2007	7	0	7
Sell	GBP	11	01/2007	0	0	0
Buy	INR	229	02/2007	0	0	0
Buy		1,457	03/2007	1	0	1
Sell	JPY	102,447	01/2007	3	0	3
Buy		124,233	02/2007	0	(14)	(14)
Sell		9,382	02/2007	1	0	1
Buy	KRW	520,905	01/2007	11	0	11
Buy		64,939	02/2007	2	0	2
Buy		51,414	03/2007	1	0	1
Buy		167,160	05/2007	2	0	2
Buy	MXN	563	01/2007	1	0	1
Buy		674	04/2007	0	0	0
Buy	PHP	4,602	03/2007	0	(1)	(1)
Buy	PLN	157	04/2007	2	0	2
Buy	RUB	130	01/2007	0	0	0
Buy		4,244	03/2007	2	0	2
Buy		300	09/2007	0	0	0
Buy		1,261	11/2007	0	0	0
Buy		4,484	12/2007	0	0	0
Buy	SGD	965	01/2007	12	0	12
Buy		87	03/2007	2	0	2
Buy		283	07/2007	0	0	0
Buy	TWD	18,172	01/2007	10	0	10
Buy		2,491	02/2007	1	0	1
Sell		242	02/2007	0	0	0
Buy	ZAR	37	05/2007	0	0	0
Buy		18	06/2007	0	0	0

				$86	$(27)	$59

See accompanying notes

Schedule of Investments

Moderate Duration Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 12.4%
Banking & Finance 11.2%
American General Finance Corp.
5.406% due 03/23/2007		$1,200	$1,200
ANZ National International Ltd.
5.415% due 08/07/2009		3,200	3,199
Atlantic & Western Re Ltd.
11.372% due 01/09/2007		400	400
Bank of America Corp.
5.378% due 11/06/2009		2,000	2,002
Bank of America N.A.
5.377% due 07/25/2008		6,300	6,306
BNP Paribas
5.292% due 05/28/2008		2,600	2,601
Citigroup Funding, Inc.
5.342% due 12/08/2008		3,100	3,101
Citigroup Global Markets Holdings, Inc.
5.461% due 03/17/2009		20,700	20,731
Citigroup, Inc.
5.392% due 12/28/2009		2,100	2,101
6.200% due 03/15/2009		110	112
Ford Motor Credit Co.
6.315% due 03/21/2007		10,700	10,699
7.750% due 02/15/2007		4,326	4,331
Fortis Bank
5.265% due 04/28/2008		6,400	6,402
General Electric Capital Corp.
5.410% due 01/05/2009		12,000	12,013
5.430% due 10/06/2010		5,300	5,305
5.444% due 01/20/2010		3,700	3,708
6.500% due 12/10/2007		100	101
GMAC LLC
6.000% due 12/15/2011		500	498
Goldman Sachs Group, Inc.
5.406% due 12/23/2008		12,300	12,305
HSBC Finance Corp.
5.420% due 10/21/2009		2,300	2,302
Lehman Brothers Holdings, Inc.
5.400% due 11/24/2008		4,600	4,603
5.464% due 01/23/2009		2,000	2,004
5.475% due 11/16/2009		9,600	9,607
Merrill Lynch & Co., Inc.
5.395% due 12/22/2008		12,500	12,504
5.450% due 12/04/2009		3,700	3,702
Mystic Re Ltd.
11.670% due 12/05/2008		4,100	4,098
Nordea Bank Finland
5.308% due 05/28/2008		2,500	2,501
Osiris Capital PLC
10.360% due 01/15/2010		1,600	1,609
Petroleum Export Ltd.
5.265% due 06/15/2011		623	609
Phoenix Quake Ltd.
7.820% due 07/03/2008		700	706
Phoenix Quake Wind Ltd.
7.820% due 07/03/2008		600	603
Phoenix Quake Wind II Ltd.
8.870% due 07/03/2008		300	276
Santander U.S. Debt S.A. Unipersonal
5.376% due 11/20/2008		1,500	1,501
5.425% due 09/19/2008		12,600	12,622
Unicredito Italiano NY
5.360% due 05/06/2008		16,200	16,199
Vita Capital Ltd.
6.710% due 01/01/2007		400	400
Wachovia Corp.
5.410% due 12/01/2009		6,000	6,004
Westpac Banking Corp.
5.310% due 06/06/2008		2,000	2,001

			180,966

Industrials 0.9%
HJ Heinz Co.
6.428% due 12/01/2008		800	815
Home Depot, Inc.
5.250% due 12/16/2013		400	397
Pemex Project Funding Master Trust
9.500% due 09/15/2027		600	808
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027		7,800	8,259
Transocean, Inc.
5.566% due 09/05/2008		3,400	3,404

			13,683

Utilities 0.3%
AT&T, Inc.
4.214% due 06/05/2021		5,300	5,286
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		461	473

			5,759

Total Corporate Bonds & Notes (Cost $199,825)			200,408

MUNICIPAL BONDS & NOTES 0.1%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019		1,500	1,576

Total Municipal Bonds & Notes (Cost $1,493)			1,576

U.S. GOVERNMENT AGENCIES 58.1%
Fannie Mae
4.835% due 06/01/2035		16,216	16,070
5.000% due 12/01/2013 - 03/01/2036		522,674	514,164
5.500% due 06/01/2007 - 01/01/2037		305,547	302,700
5.547% due 01/01/2027		118	119
5.750% due 11/25/2032		12	12
6.000% due 09/25/2016 - 02/01/2037		13,758	13,911
6.130% due 10/01/2008		151	152
6.325% due 04/01/2008		278	279
6.500% due 01/01/2013 - 06/25/2044		13,959	14,440
7.000% due 05/01/2012 - 05/01/2032		307	316
7.500% due 03/01/2015 - 07/25/2041		435	452
8.000% due 09/01/2008 - 08/01/2031		119	125
12.000% due 05/01/2016		3	4
Federal Home Loan Bank
0.000% due 02/05/2007		1,600	1,572
Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023		319	321
Freddie Mac
4.000% due 05/01/2019		148	140
4.500% due 05/01/2018 - 05/01/2034		1,080	1,041
5.000% due 04/15/2016 - 09/01/2035		16,722	16,496
5.500% due 06/01/2017 - 10/01/2034		2,490	2,478
6.000% due 09/01/2013 - 01/01/2037		3,463	3,497
6.500% due 07/25/2043		7	7
7.000% due 04/01/2032		50	52
7.500% due 05/01/2015		3	3
8.000% due 01/01/2012		12	12
8.500% due 04/15/2025		382	383
Government National Mortgage Association
5.000% due 09/15/2017 - 12/15/2017		168	166
5.125% due 11/20/2017 - 11/20/2025		86	87
5.375% due 03/20/2020 - 03/20/2028		452	458
5.500% due 01/15/2017 - 09/20/2034		13,163	12,965
5.800% due 10/16/2030		63	63
5.950% due 02/16/2030		864	875
6.000% due 07/20/2015 - 08/20/2034		791	801
6.500% due 01/20/2034 - 08/20/2034		151	155
7.000% due 07/15/2031 - 12/15/2032		142	147
7.500% due 03/15/2008 - 01/15/2031		656	686
8.000% due 04/15/2017 - 11/15/2022		1,564	1,645
8.500% due 02/15/2008		8	8
9.000% due 06/15/2009 - 10/15/2017		79	81
9.500% due 08/15/2021 - 12/15/2021		23	25
Housing Urban Development
5.070% due 08/01/2015		2,000	1,980
5.290% due 08/01/2017		5,000	4,957
Small Business Administration
4.340% due 03/01/2024		78	74
4.504% due 02/01/2014		78	76
4.750% due 07/01/2025		18,977	18,466
5.130% due 09/01/2023		20	20
6.090% due 07/01/2011		102	104
6.640% due 02/01/2011		3,207	3,327
7.449% due 08/01/2010		1,431	1,495

Total U.S. Government Agencies (Cost $950,013)			937,407

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026		1,322	1,244
3.375% due 01/15/2007 (e)		2,293	2,290

Total U.S. Treasury Obligations (Cost $3,619)			3,534

MORTGAGE-BACKED SECURITIES 1.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		2,962	2,914
Banc of America Funding Corp.
4.114% due 05/25/2035		3,971	3,881
Bear Stearns Adjustable Rate Mortgage Trust
5.328% due 02/25/2033		374	372
5.625% due 02/25/2033		323	322
Bear Stearns Alt-A Trust
5.390% due 05/25/2035		5,884	5,895
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		3	3
Countrywide Home Loan Mortgage Pass-Through Trust
5.620% due 05/25/2034		1	1
5.640% due 04/25/2035		771	774
CS First Boston Mortgage Securities Corp.
5.601% due 03/25/2032		178	178
Indymac ARM Trust
6.607% due 01/25/2032		162	161
Prime Mortgage Trust
5.750% due 02/25/2019		210	210
5.750% due 02/25/2034		928	932
Structured Asset Securities Corp.
6.100% due 02/25/2032		59	59
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		3,371	3,370
Washington Mutual, Inc.
4.816% due 10/25/2032		3	4
5.114% due 10/25/2032		375	374
5.596% due 02/27/2034		10	10
5.640% due 10/25/2045		1,665	1,669
6.027% due 11/25/2042		991	995
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		6,192	6,122

Total Mortgage-Backed Securities (Cost $28,381)			28,246

ASSET-BACKED SECURITIES 0.5%
Asset-Backed Funding Certificates
5.380% due 01/25/2037		3,243	3,245
Brazos Student Finance Corp.
5.960% due 06/01/2023		1,186	1,193
Fremont Home Loan Owner Trust
6.140% due 12/25/2029		321	321
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036		2,071	2,067
Long Beach Mortgage Loan Trust
5.630% due 10/25/2034		876	877

Total Asset-Backed Securities (Cost $7,693)			7,703

SOVEREIGN ISSUES 0.5%
Hydro Quebec
5.562% due 09/29/2049		5,000	4,724
	Shares
Mexico Government International Bond Rights
0.000% due 06/30/2007		22,000,000	319
	Principal Amount (000s)
Panama Government International Bond
8.875% due 09/30/2027		$700	893
Peru Government International Bond
9.125% due 01/15/2008		2,545	2,654

Total Sovereign Issues (Cost $7,850)			8,590

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	6,000	8,550
JSG Holding PLC
5.800% due 01/12/2014		108	144
5.971% due 11/29/2014		396	529
6.062% due 01/12/2014		163	216
6.157% due 01/12/2014		43	57
6.350% due 01/12/2014		80	106
6.686% due 01/12/2014		211	282
New Zealand Government Bond
4.500% due 02/15/2016	NZD	800	774

Total Foreign Currency-Denominated Issues (Cost $7,786)			10,658

	Shares
PREFERRED STOCKS 0.6%
DG Funding Trust
7.614% due 12/31/2049		912	9,610

Total Preferred Stocks (Cost $9,440)			9,610

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 24.8%
Certificates of Deposit 1.9%
Unicredito Italiano SpA
5.325% due 02/16/2007		$30,000	30,000

Commercial Paper 17.0%
Abbey National N.A. LLC
5.225% due 03/07/2007		16,000	15,841
Bank of America Corp.
5.225% due 03/01/2007		4,600	4,562
5.250% due 01/12/2007		43,900	43,842
Cox Communications, Inc.
1.000% due 01/16/2007		2,600	2,600
Danske Corp.
5.225% due 03/12/2007		76,600	75,785
DnB NORBank ASA
5.265% due 02/20/2007		17,300	17,179
Rabobank USA Financial Corp.
5.280% due 01/02/2007		700	700
Skandinaviska Enskilda Banken AB
5.250% due 01/26/2007		44,350	44,201
Societe Generale NY
5.225% due 03/01/2007		21,600	21,421
UBS Finance Delaware LLC
5.225% due 03/08/2007		3,200	3,168
5.245% due 01/08/2007		39,800	39,771
5.250% due 01/11/2007		900	899
Viacom, Inc.
5.594% due 05/29/2007		2,600	2,600
5.780% due 03/22/2007		1,400	1,400

			273,969

Repurchase Agreements 4.2%
Lehman Brothers, Inc.
4.850% due 01/02/2007		68,000	68,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Bonds 6.250% due 08/15/2023 valued at $69,595. Repurchase proceeds are $68,037.)

Tri-party Repurchase Agreements 0.9%
State Street Bank and Trust Co.
4.900% due 01/02/2007		15,282	15,282
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $15,591. Repurchase proceeds are $15,290.)

U.S. Treasury Bills 0.8%
4.814% due 03/01/2007 - 03/15/2007 (a)(c)(e)		12,204	12,075

Total Short-Term Instruments (Cost $399,417)			399,326

Purchased Options (g) 0.1% (Cost $2,904)			2,341
Total Investments (d) 99.8% (Cost $1,618,421)			$1,609,399
Written Options (h) (0.2%) (Premiums $2,905)			(3,161)
Other Assets and Liabilities (Net) 0.4%			6,867

Net Assets 100.0%			$1,613,105

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $494 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(d) As of December 31, 2006, portfolio securities with an aggregate value of $6,028 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $13,870 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	289	$(315)
90-Day Euribor June Futures	Long	06/2007	620	(449)
90-Day Euribor September Futures	Long	09/2007	601	(569)
90-Day Eurodollar December Futures	Long	12/2007	5,022	94
90-Day Eurodollar June Futures	Long	06/2007	3,149	(1,300)
90-Day Eurodollar March Futures	Long	03/2008	1,143	(609)
90-Day Eurodollar September Futures	Long	09/2007	5,537	(759)
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.000	Short	03/2007	51	6
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 116.000	Short	03/2007	51	(34)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	96	(48)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	65	(38)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	138	(69)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	1,201	2,778

				$(1,312)

(f) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	$4,000	$(4)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	6/20/2007	5,500	120
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	900	3
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	9/20/2010	1,000	121
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	3/20/2007	1,100	6
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	3/20/2007	7,100	23
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	6/20/2007	2,300	50
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	1,800	7
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	1,100	0
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	3,000	(4)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	6/20/2007	400	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	5,700	36

						$358

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	4,600	$(12)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	1/4/2010	BRL	2,900	13
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	1/4/2010		3,200	7
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	5,100	82
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,400	27
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007	GBP	8,200	(152)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	9/20/2009		4,100	(139)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016	JPY	40,000	0
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		$200	(5)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		3,300	(82)

							$(261)

(g) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar March Futures	$92.000	3/19/2007	1,266	$12	$0
Put - CME 90-Day Eurodollar March Futures	92.250	3/19/2007	494	5	0
Put - CME 90-Day Eurodollar September Futures	90.250	9/17/2007	660	6	0
Put - CME 90-Day Eurodollar September Futures	91.000	9/17/2007	824	8	0

				$31	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007	EUR	15,000	$69	$24
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007	GBP	6,800	31	6
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007		4,500	26	4
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007		$97,000	359	290
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		58,000	232	82
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		30,000	140	42
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007		69,000	232	207
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/9/2007		99,900	436	465
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007		87,000	383	510
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		51,000	211	104
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007		80,000	208	79
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007		81,000	431	514
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.170%	2/1/2007		44,800	115	82

								$2,873	$2,409

Straddle Options

Description	Counterparty	Exercise Price(2)	Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	1/17/2007	$5,000	$0	$(68)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007	EUR	6,000	$72	$47
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP	1,900	31	9
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		1,300	26	6
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		$42,000	344	342
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		25,000	241	115
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		13,000	145	60
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007		30,000	237	324
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.315%	5/9/2007		43,700	451	625
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007		38,000	386	607
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007		17,700	191	127
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		21,900	229	178
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007		35,000	433	616
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.240%	2/1/2007		19,400	119	160

								$2,905	$3,216

Straddle Options

Description	Counterparty	Exercise Price(3)	Expiration Date	Notional Amount	Premium(3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	1/17/2007	$5,000	$0	$(55)

(3)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(i) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	1/1/2037	$1,000	$997	$988

(j) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,702	01/2007	$22	$0	$22
Sell		3,274	01/2007	0	(14)	(14)
Buy		6,827	05/2007	28	0	28
Buy		7,458	06/2007	54	0	54
Buy	CAD	5,970	01/2007	0	(162)	(162)
Sell		5,571	01/2007	125	0	125
Buy	CLP	324,000	05/2007	0	(7)	(7)
Buy		125,507	06/2007	0	(2)	(2)
Buy	CNY	16,396	03/2007	4	0	4
Buy		2,113	09/2007	6	0	6
Buy		16,425	11/2007	27	0	27
Sell	EUR	9,711	01/2007	122	(16)	106
Sell	GBP	279	01/2007	3	0	3
Buy	INR	5,393	02/2007	6	0	6
Buy		26,630	03/2007	22	0	22
Sell	JPY	3,052,715	01/2007	210	0	210
Buy		3,791,986	02/2007	0	(428)	(428)
Sell		286,260	02/2007	28	0	28
Buy	KRW	262,419	02/2007	8	0	8
Sell		267,575	02/2007	0	(9)	(9)
Buy		1,404,093	03/2007	19	(2)	17
Buy		2,505,652	05/2007	26	0	26
Buy	MXN	4,496	01/2007	11	0	11
Buy		9,918	04/2007	9	0	9
Buy	PHP	44,457	03/2007	0	(5)	(5)
Buy	PLN	2,043	04/2007	23	0	23
Buy	RUB	10,091	01/2007	5	0	5
Buy		56,782	03/2007	24	0	24
Buy		1,955	09/2007	0	0	0
Buy		38,504	11/2007	0	(1)	(1)
Buy		87,802	12/2007	0	(7)	(7)
Buy	SGD	1,498	01/2007	13	0	13
Buy		688	03/2007	13	0	13
Buy		2,737	07/2007	2	0	2
Buy	TWD	29,706	02/2007	4	(7)	(3)
Buy	ZAR	548	05/2007	5	0	5
Buy		504	06/2007	0	0	0

				$819	$(660)	$159

See Accompanying Notes

Schedule of Investments

Money Market Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 100.0%
Certificates of Deposit 7.7%
Citibank New York N.A.
5.325% due 03/28/2007	$13,600	$13,600
Skandinaviska Enskilda Banken AB
5.272% due 07/06/2007	4,700	4,699
Societe Generale NY
5.295% due 09/21/2007	3,200	3,199
Svenska Handelsbanken, Inc.
5.290% due 02/28/2007	4,700	4,700

		26,198

Commercial Paper 92.0%
Abbey National N.A. LLC
5.225% due 03/07/2007	3,400	3,369
ANZ National International Ltd.
5.245% due 02/20/2007	17,000	16,881
ASB Finance Ltd.
5.235% due 03/13/2007	8,000	7,920
Bank of America Corp.
5.225% due 02/08/2007	3,700	3,681
Bank of Ireland
5.225% due 03/29/2007	14,600	14,420
Barclays U.S. Funding Corp.
5.250% due 01/17/2007	1,600	1,597
BNP Paribas Finance
5.230% due 03/07/2007	17,700	17,538
Calyon N.A. LLC
5.225% due 03/09/2007	12,000	11,887
Danske Corp.
5.410% due 02/01/2007	15,635	15,567
DnB NORBank ASA
5.230% due 03/19/2007	7,100	7,023
Fannie Mae
5.280% due 01/10/2007	19,300	19,280
5.456% due 01/24/2007	7,200	7,178
Fortis Funding LLC
5.265% due 01/02/2007	15,000	15,000
Freddie Mac
5.050% due 05/29/2007	9,900	9,697
5.275% due 01/23/2007	36,800	36,692
General Electric Capital Corp.
5.240% due 02/09/2007	1,600	1,591
HBOS Treasury Services PLC
5.235% due 03/14/2007	7,500	7,424
5.240% due 01/16/2007	1,050	1,048
Intesa Funding LLC
5.245% due 01/30/2007	14,000	13,945
IXIS Commercial Paper Corp.
5.300% due 01/18/2007	13,600	13,570
Morgan Stanley
5.499% due 02/15/2007	3,000	3,000
Nordea N.A., Inc.
5.390% due 01/10/2007	7,300	7,292
Oesterreichische
5.205% due 04/25/2007	3,000	2,951
5.220% due 04/25/2007	1,000	984
Rabobank USA Financial Corp.
5.280% due 01/02/2007	16,300	16,300
San Paolo IMI U.S. Financial Co.
5.300% due 01/30/2007	3,100	3,088
Societe Generale NY
5.235% due 02/16/2007	10,000	9,936
5.240% due 01/08/2007	100	100
Spintab AB
5.240% due 02/15/2007	15,000	14,906
5.250% due 01/31/2007	600	598
TotalFinaElf Capital S.A.
5.300% due 01/02/2007	3,200	3,200
UBS Finance Delaware LLC
5.160% due 06/12/2007	14,000	13,679
Unicredit Delaware, Inc.
5.170% due 05/24/2007	3,100	3,037
5.180% due 03/19/2007	8,000	7,914
Westpac Trust Securities NZ Ltd.
5.330% due 01/18/2007	1,600	1,596

		313,889

Repurchase Agreements 0.3%
State Street Bank and Trust Co.
4.900% due 01/02/2007	1,188	1,188
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $1,215. Repurchase proceeds are $1,188.)

Total Short-Term Instruments (Cost $341,275)		341,275

Total Investments 100.0% (Cost $341,275)		$341,275
Other Assets and Liabilities (Net) 0.0%		13

Net Assets 100.0%		$341,288

See accompanying notes

34

Schedule of Investments

Municipal Bond Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.1%
Mystic Re Ltd.
11.670% due 12/05/2008	$4,500	$4,498

Total Corporate Bonds & Notes (Cost $4,500)		4,498

MUNICIPAL BONDS & NOTES 98.5%
Alabama 1.4%
Alabama 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,440
Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,545

		5,985

Alaska 0.5%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	553
Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,604

		2,157

Arizona 1.5%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,068
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	3,000	3,261
Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	20	20
Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	1,035	1,079

		6,428

Arkansas 0.5%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	2,029

California 8.1%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	1,108
Bakersfield, California Certificates of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,708
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,696
California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,558
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	668
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (c)	1,565	1,516
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	441
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2043	3,800	4,182
Hacienda La Puente, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2005
5.000% due 08/01/2022	1,480	1,643
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	984
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	6,047
Metropolitan Water District of Southern California Revenue Bonds, Series 2006
4.750% due 07/01/2036	3,000	3,100
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,058
0.000% due 08/01/2016	1,400	950
Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	963
4.800% due 09/01/2017	875	898
Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	429
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,478
South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	1,000	1,002

		34,429

Colorado 1.0%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	200	203
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,054
Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	45	45
Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	30	30
6.750% due 04/01/2015	50	50
Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,408
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,395

		4,185

Connecticut 1.5%
Connecticut State General Obligation Notes, Series 2001
7.213% due 06/15/2010	5,000	5,964
Hartford, Connecticut General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2013	500	537

		6,501

Florida 2.8%
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	4,370	4,480
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	320
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,546
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
4.193% due 10/01/2015	500	502
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	959

		11,807

Georgia 0.9%
Atlanta, Georgia Metropolitan Rapid Transit Authority Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2014	2,050	2,224
Georgia State Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,328
Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	215

		3,767

Hawaii 1.5%
Hawaii State Housing Financial & Development Corporations Revenue Bonds, (FNMA Insured), Series 1998
4.850% due 07/01/2029	85	85
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,030
Honolulu, Hawaii City & County General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 07/01/2014	5,000	5,418

		6,533

Illinois 7.3%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	554
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	329
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,173
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2005
5.000% due 01/01/2015	7,000	7,594
Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,270
Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,719
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	106
0.000% due 12/01/2014	255	182
0.000% due 12/01/2015	1,885	1,288
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	102
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	315	315
Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	821
Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	714
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,407
Lake, Cook, Kane & McHenry Counties, Illinois Community Unit School Districts General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,922
Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,587
9.000% due 02/01/2009	650	717
9.000% due 02/01/2011	690	825
9.000% due 02/01/2012	1,065	1,316
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	891
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,980

		30,812

Indiana 3.7%
Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,506
Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2001
4.400% due 01/15/2012	170	175
Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2002
4.500% due 01/15/2013	190	196
Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2003
4.650% due 01/15/2014	210	217
Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2004
4.750% due 01/15/2015	235	243
Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2005
4.850% due 01/15/2016	295	306
Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2001
4.750% due 07/15/2009	200	204
Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2002
5.000% due 07/15/2010	180	186
Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2003
4.250% due 07/15/2011	290	296
Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	784
Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,680
Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	5,300	5,536
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,134
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,281
South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	425
5.200% due 02/01/2012	230	243
5.500% due 02/01/2015	180	193
Tri-Creek School Building Corp., Indiana Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020 (a)	1,000	992

		15,597

Kentucky 0.2%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	680	759

Louisiana 3.5%
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2019 (e)	5,700	5,986
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	165	172
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	2,152
5.875% due 05/15/2039 (e)	5,902	6,349
7.388% due 11/15/2031	285	324

		14,983

Maryland 1.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, 2007
5.000% due 07/01/2027 (a)	4,000	4,162

Massachusetts 1.1%
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.594% due 01/01/2017	1,000	1,069
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	1,029
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91
Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	250	253
Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	211
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	554
Massachusetts State School Building Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 08/15/2014	1,280	1,388

		4,595

Michigan 2.2%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,853
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,394
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	54
Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,074
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Q-SBLF Insured), Series 1997
5.000% due 05/01/2019	750	829
Rochester, Michigan Community School District General Obligation Notes, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,064

		9,268

Minnesota 1.2%
Rochester, Minnesota Revenue Bonds, Series 2006
5.000% due 11/15/2036	5,000	5,259

Missouri 2.7%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	508
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	374
Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	555	580
Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	8,454
St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,265

		11,181

Nevada 1.6%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/15/2014	5,180	5,587
Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	1,000	1,093

		6,680

New Jersey 8.2%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	561
5.250% due 02/15/2010	570	587
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,248
5.600% due 01/01/2012	1,000	1,004
6.000% due 11/01/2028	3,500	3,555
6.375% due 04/01/2018	1,500	1,750
6.375% due 04/01/2031	10,000	11,668
6.500% due 04/01/2031	2,115	2,516
6.625% due 09/15/2012	3,500	3,782
6.800% due 04/01/2018	730	838
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	555
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,791
6.375% due 06/01/2032	1,000	1,123
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (MBIA Insured), Series 2004
5.500% due 12/15/2015	1,500	1,692

		34,670

New Mexico 0.1%
Santa Fe County, New Mexico Revenue Notes, Series 1998
5.250% due 05/15/2007	315	315

New York 12.5%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2006
5.000% due 02/15/2047	2,215	2,337
Hudson Yards Infrastructure Corp., New York Revenue Bonds, (MBIA Insured), Series 2006
4.500% due 02/15/2047	13,785	13,796
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	3,004
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	4,000	4,273
New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,153
New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,244
New York City, New York General Obligation Revenue Bonds, Series 2004
5.000% due 08/01/2015	2,000	2,146
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.025% due 03/01/2022	3,500	3,508
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,561
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	820	859
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,834
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,190
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	3,560	3,902
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,189

		52,996

North Carolina 2.7%
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	582
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	3,150
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,030
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2003
5.500% due 01/01/2012	4,000	4,263
North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	2,050	2,244

		11,269

Ohio 2.1%
Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	5,255	5,667
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,190
5.375% due 12/01/2021	1,750	1,893

		8,750

Oklahoma 1.1%
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,331
Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	985	236

		4,567

Pennsylvania 0.4%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	794
Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	102
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	743

		1,639

Puerto Rico 0.6%
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	162
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	801
Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,500	1,529

		2,492

Rhode Island 2.1%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,463
6.250% due 06/01/2042	6,025	6,445

		8,908

South Carolina 1.1%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,602
South Carolina State General Obligation Notes, Series 2005
5.000% due 08/01/2014	1,065	1,159
South Carolina State Medical University Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,056

		4,817

Tennessee 2.4%
Nashville & Davidson County, Tennessee Metropolitan Government Health & Educational Revenue Notes, (RADIAN Insured), Series 1998
4.450% due 08/01/2007	1,000	1,003
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,053
Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,135
Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	695	710
Tennessee Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	6,000	6,449

		10,350

Texas 12.8%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	3,022
Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	585	609
Brazos River, Texas Authority Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,621
Harris County, Texas General Obligation Bonds, (MBIA-IBC Insured), Series 1997
5.100% due 08/15/2015	250	252
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
5.790% due 07/01/2025	2,500	2,549
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,080
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	367
Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,241
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/15/2035	4,730	4,968
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,079
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,655
Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	8,000	8,268
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	1,000	506
Municipal Securities Trust Certificates, Texas Revenue Bonds, Series 2006
4.719% due 04/01/2024	1,255	1,465
North Texas State Health Facilities Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,093
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	260
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,851
Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	800
Rio Grande, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	1,963
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,051
San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,091
San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	233
Tarrant County, Texas College District General Obligation Revenue Notes, Series 2005
5.000% due 02/15/2014	3,360	3,618
Texas Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,019
Texas State Leander Independent School District General Obligation Revenue Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	535
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (i)	1,400	1,565
University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2012	1,000	1,077
Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	508

		54,346

Virgin Islands 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,652

Virginia 1.5%
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,043
Virginia State Public Building Authority Revenue Notes, Series 2005
5.000% due 08/01/2014	4,790	5,198

		6,241

Washington 3.2%
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,011
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,474
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,471
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,547

		13,503

West Virginia 0.7%
Berkeley, Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,976

Wisconsin 2.4%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,513
5.000% due 10/01/2019	1,040	1,108
South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	385
Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	106
5.100% due 06/01/2022	100	106
5.100% due 06/01/2023	100	105
5.250% due 06/01/2016	50	54
5.250% due 06/01/2017	50	54
Wisconsin State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,220
Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	1,230	1,286
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,985	2,063

		10,315

Total Municipal Bonds & Notes (Cost $402,294)		416,923

SHORT-TERM INSTRUMENTS 1.6%
Repurchase Agreements 1.4%
State Street Bank and Trust Co.
4.900% due 01/02/2007	6,153	6,153
(Dated 12/29/2006. Collateralized by Fannie Mae 5.750% due 02/15/2008 valued at $6,279. Repurchase proceeds are $6,156.)

U.S. Treasury Bills 0.2%
4.796% due 03/15/2007 (b)(f)	690	682

Total Short-Term Instruments (Cost $6,837)		6,835

Total Investments (d) 101.2% (Cost $413,631)		$428,256
Written Options (h) (0.0%) (Premiums $75)		(14)
Other Assets and Liabilities (Net) (1.2%)		(5,168)

Net Assets 100.0%		$423,074

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) As of December 31, 2006, portfolio securities with an aggregate value of $4,498 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Residual Interest Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(f) Securities with an aggregate market value of $682 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note March Futures	Long	03/2007	52	$0
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	32	46

				$46

(g) Swap agreements outstanding on December 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$2,803

(h) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$110.000	2/23/2007	180	$75	$14

(i) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	9/20/2002	$1,503	$1,565	0.37%

See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.9%
Mystic Re Ltd.
11.670% due 12/05/2008	$500	$500

Total Corporate Bonds & Notes (Cost $500)		500

MUNICIPAL BONDS & NOTES 92.6%
Alabama 1.3%
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	750	734

Arkansas 0.5%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	264

California 2.9%
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	536
Indian Wells Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	1,034

		1,570

Illinois 0.9%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	524

Indiana 0.9%
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	483

New York 75.7%
Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	154
Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,129
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	535
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	102
Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,122
Hudson Yards Infrastructure Corp., New York Revenue Bonds, (MBIA Insured), Series 2006
4.500% due 02/15/2047	3,000	3,002
Jay Street Development Corp., New York Revenue Bonds, Series 2005
3.920% due 05/01/2022	1,200	1,200
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	608
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	501
New York City, New York General Obligation Bonds, Series 1993
3.850% due 08/01/2017	1,000	1,000
New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	100	102
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,068
New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	272
New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	262
New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	541
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	531
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.025% due 03/01/2022	1,400	1,403
New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	259
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	264
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.500% due 06/15/2037	1,000	990
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	534
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
3.980% due 11/01/2022	1,000	1,000
5.000% due 08/01/2024	525	552
5.250% due 02/01/2029	500	527
New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	642
New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	413
New York Sales Tax Asset Receivables Corporations Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,095
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	283
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.340% due 08/15/2022	250	262
New York State Dormitory Authority Revenue Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2030	750	790
New York State Dormitory Authority Revenue Bonds, Series 1997
3.890% due 07/01/2012	265	265
New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	160
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	441
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	793
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,096
5.000% due 07/01/2026	500	517
New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,028
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	153
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	479
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	264
New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	535
New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	890
New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	500	503
5.000% due 06/15/2014	400	427
New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	534
New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,059
New York State Local Government Assistance Corporations Revenue Bonds, (FGIC Insured), Series 2003
3.790% due 04/01/2021	500	500
New York State Local Government Assistance Corporations Revenue Bonds, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	359
New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	154
New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	211
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,055
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	504
New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	540
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	261
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	541
5.000% due 04/01/2015	500	544
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	532
New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	1,040
New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	525
New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	801
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	531
New York State Urban Development Corp. Revenue Notes, Series 2003
5.000% due 03/15/2011	495	521
Niagara County, New York Industrial Development Agency Revenue Bonds, (GMNA Insured), Series 2006
5.000% due 07/20/2038	500	506
Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	538
Schenectady, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	548
Spencerport, New York Central School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	264
Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	544

		41,306

Puerto Rico 7.9%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	1,000
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	262
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	221
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,107
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	108
Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,020
Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	594

		4,312

Texas 2.0%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	544
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	413
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	127

		1,084

Virgin Islands 0.5%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	275

Total Municipal Bonds & Notes (Cost $50,048)		50,552

SHORT-TERM INSTRUMENTS 4.2%
Repurchase Agreements 3.9%
State Street Bank and Trust Co.
4.900% due 01/02/2007	2,124	2,124
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $2,167. Repurchase proceeds are $2,125.)

U.S. Treasury Bills 0.3%
4.795% due 03/15/2007 (b)	145	143

Total Short-Term Instruments (Cost $2,268)		2,267

Total Investments (a) 97.7% (Cost $52,816)		$53,319
Written Options (c) (0.0%) (Premiums $8)		(2)
Other Assets and Liabilities (Net) 2.3%		1,260

Net Assets 100.0%		$54,577

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) As of December 31, 2006, portfolio securities with an aggregate value of $500 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(b) Securities with an aggregate market value of $143 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation	)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	10	$(2)

(c) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$110.000	2/23/2007	20	$8	$2

See accompanying notes

Schedule of Investments

Real Return Asset Fund

December 31, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.4%
Georgia-Pacific Corp.
7.300% due 12/20/2012		$1,524	$1,533
7.350% due 12/20/2012		95	96
7.367% due 12/20/2012		366	368
Shackleton Re Ltd.
12.968% due 08/01/2008		3,000	3,000
13.468% due 08/01/2008		1,500	1,522

Total Bank Loan Obligations (Cost $6,461)			6,519

CORPORATE BONDS & NOTES 7.2%
Banking & Finance 4.5%
Atlantic & Western Re Ltd.
11.372% due 01/09/2007		3,000	3,002
11.622% due 01/09/2009		1,900	1,834
C10 Capital SPV Ltd.
6.722% due 12/01/2049		1,000	1,001
Calabash Re II Ltd. (a)
13.746% due 01/08/2010		700	700
14.946% due 01/08/2010		400	400
16.246% due 01/08/2010		300	300
Citigroup, Inc.
5.416% due 01/30/2009		1,700	1,701
Export-Import Bank of Korea
5.590% due 10/04/2011		4,500	4,505
Ford Motor Credit Co.
6.315% due 03/21/2007		1,000	1,000
7.875% due 06/15/2010		7,500	7,568
Foundation Re II Ltd.
12.123% due 11/26/2010		2,000	2,000
General Electric Capital Corp.
5.396% due 12/12/2008		1,500	1,502
General Motors Acceptance Corp.
6.875% due 09/15/2011		1,600	1,643
6.875% due 08/28/2012		2,500	2,570
Mystic Re Ltd.
14.370% due 12/05/2008		1,500	1,499
Phoenix Quake Wind Ltd.
7.820% due 07/03/2008		1,750	1,760
Rabobank Nederland
5.394% due 01/15/2009		1,400	1,401
Redwood Capital IX Ltd.
7.764% due 01/09/2008		900	901
11.614% due 01/09/2008		400	400
Shackleton Re Ltd.
13.376% due 02/07/2008		3,000	3,021
Societe Generale NY
5.299% due 06/30/2008		21,700	21,690
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	98
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008		5,100	5,102
Vita Capital II Ltd.
6.486% due 01/01/2012		1,600	1,600
Vita Capital Ltd.
6.710% due 01/01/2007		700	700
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008		4,200	4,207
Wachovia Bank N.A.
5.440% due 12/02/2010		5,200	5,208

			77,313

Industrials 1.7%
Caesars Entertainment, Inc.
8.875% due 09/15/2008		1,600	1,672
CSC Holdings, Inc.
7.875% due 12/15/2007		1,600	1,624
EchoStar DBS Corp.
5.750% due 10/01/2008		1,300	1,299
6.375% due 10/01/2011		2,000	1,992
El Paso Corp.
6.950% due 12/15/2007		200	203
7.625% due 08/16/2007		300	304
Mandalay Resort Group
10.250% due 08/01/2007		2,900	2,983
MGM Mirage
9.750% due 06/01/2007		6,750	6,868
Mirage Resorts, Inc.
6.750% due 02/01/2008		1,000	1,011
Pemex Project Funding Master Trust
8.625% due 02/01/2022		100	124
9.500% due 09/15/2027		500	673
Reynolds American, Inc.
6.500% due 06/01/2007		7,800	7,850
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		400	406
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		1,050	1,055

			28,064

Utilities 1.0%
America Movil S.A. de C.V.
5.466% due 06/27/2008		10,000	9,993
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	102
CMS Energy Corp.
7.500% due 01/15/2009		1,000	1,036
8.900% due 07/15/2008		3,000	3,150
Embarq Corp.
7.082% due 06/01/2016		800	816
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		2,500	2,519

			17,616

Total Corporate Bonds & Notes (Cost $121,785)			122,993

MUNICIPAL BONDS & NOTES 0.1%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
5.861% due 01/01/2014		200	219
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		500	538
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039		250	286
New York City, New York Municipal Finance Authority Water and Sewer Systems, Series 2006
4.750% due 06/15/2038 (g)		600	618

Total Municipal Bonds & Notes (Cost $1,472)			1,661

COMMODITY INDEX-LINKED NOTES 0.9%
AIG - Fp Matched Funding Corp.
5.508% due 06/15/2007		17,000	15,856

Total Commodity Index-Linked Notes (Cost $17,000)			15,856

U.S. GOVERNMENT AGENCIES 10.4%
Fannie Mae
5.500% due 12/01/2033 - 01/01/2037		161,202	159,356
5.958% due 09/01/2044 - 10/01/2044		1,137	1,147
6.000% due 10/01/2036 - 01/01/2037		18,100	18,224
Freddie Mac
5.630% due 09/25/2031		212	212

Total U.S. Government Agencies (Cost $179,958)			178,939

U.S. TREASURY OBLIGATIONS 119.0%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010		38,145	36,175
1.625% due 01/15/2015		4,863	4,579
1.875% due 07/15/2013		22,195	21,449
1.875% due 07/15/2015		104	100
2.000% due 01/15/2026		108,182	101,776
2.375% due 04/15/2011		1,118	1,114
2.375% due 01/15/2025		679,817	677,029
2.500% due 07/15/2016		11,791	11,884
3.375% due 01/15/2007		122,275	122,103
3.375% due 04/15/2032		2,274	2,747
3.625% due 01/15/2008		500	505
3.625% due 04/15/2028		523,988	632,818
3.875% due 01/15/2009		1,600	1,644
3.875% due 04/15/2029		308,665	388,797
U.S. Treasury Notes
4.250% due 08/15/2013		29,900	29,160
4.875% due 04/30/2011		9,200	9,263

Total U.S. Treasury Obligations (Cost $2,073,038)			2,041,143

MORTGAGE-BACKED SECURITIES 0.3%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		410	407
Countrywide Home Loan Mortgage Pass-Through Trust
5.690% due 06/25/2035		625	624
GSR Mortgage Loan Trust
4.540% due 09/25/2035		3,390	3,332

Total Mortgage-Backed Securities (Cost $4,403)			4,363

ASSET-BACKED SECURITIES 0.3%
Lehman XS Trust
5.430% due 07/25/2046		3,628	3,630
Merrill Lynch Mortgage Investors, Inc.
5.410% due 04/25/2037		407	407
5.430% due 01/25/2037		647	647
Residential Asset Securities Corp.
5.420% due 04/25/2036		289	290
Soundview Home Equity Loan Trust
5.420% due 02/25/2036		152	152
5.420% due 03/25/2036		93	93

Total Asset-Backed Securities (Cost $5,216)			5,219

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
5.000% due 03/31/2030		100	113

Total Sovereign Issues (Cost $103)			113

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	317	351
Pylon Ltd.
5.179% due 12/18/2008 (l)	EUR	700	929
7.579% due 12/18/2008		1,200	1,596
Sweden Government Bond
3.500% due 12/01/2028	SEK	37,000	8,148

Total Foreign Currency-Denominated Issues (Cost $9,978)			11,024

SHORT-TERM INSTRUMENTS 9.4%
Certificates of Deposit 1.0%
Abbey National Treasury Services PLC
5.276% due 07/02/2008		$17,300	17,300

Commercial Paper 4.5%
Bank of America Corp.
5.230% due 03/09/2007		57,600	57,012
Cox Communications, Inc.
5.449% due 01/16/2007		900	900
HBOS Treasury Services PLC
5.225% due 03/06/2007		13,764	13,630
Viacom, Inc.
5.594% due 05/29/2007		6,700	6,700

			78,242

Repurchase Agreements 0.1%
Lehman Brothers, Inc.
4.850% due 01/02/2007		1,000	1,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $1,025. Repurchase proceeds are $1,001.)

Tri-Party Repurchase Agreements 0.3%
State Street Bank and Trust Co.
4.900% due 01/02/2007		5,708	5,708
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.000% due 03/10/2008 valued at $5,823. Repurchase proceeds are $5,711.)

Germany Treasury Bills 1.8%
3.090% due 01/17/2007	EUR	23,200	30,589

U.S. Treasury Bills 1.7%
4.819% due 03/01/2007 - 03/15/2007 (b)(d)(e)(h)		$29,011	28,697

Total Short-Term Instruments (Cost $160,064)			161,536

Purchased Options (j) 0.0% (Cost $653)			159
Total Investments (f) 148.6% (Cost $2,580,131)			$2,549,525
Written Options (k) (0.1%) (Premiums $1,765)			(1,779)
Other Assets and Liabilities (Net) (48.5%)			(832,467)

Net Assets 100.0%			$1,715,279

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $1,731 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(e) Securities with an aggregate market value of $24,432 have been pledged as collateral for delayed-delivery securities on December 31, 2006.

(f) As of December 31, 2006, portfolio securities with an aggregate value of $40,196 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Residual Interest Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h) Securities with an aggregate market value of $2,038 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Eurodollar December Futures	Long	12/2007	66	$1
90-Day Eurodollar December Futures	Long	12/2008	81	36
90-Day Eurodollar June Futures	Long	06/2007	73	(47)
90-Day Eurodollar June Futures	Short	06/2008	85	29
90-Day Eurodollar June Futures	Long	06/2009	81	46
90-Day Eurodollar March Futures	Long	03/2008	67	13
90-Day Eurodollar March Futures	Long	03/2009	81	41
90-Day Eurodollar September Futures	Long	09/2007	151	(46)
90-Day Eurodollar September Futures	Short	09/2008	4	1
U.S. Treasury 5-Year Note March Futures	Long	03/2007	407	(224)
U.S. Treasury 10-Year Note March Futures	Short	03/2007	359	476
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	647	1,000

				$1,326

(i) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	$1,800	$5
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	4,600	4
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	3,200	(1)
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.330%	12/20/2008	3,200	2
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	3,200	2
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	6,400	15
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.325%	12/20/2008	3,000	2
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	3,000	2
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	6/20/2007	2,000	27
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	6/20/2007	200	4
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	6/20/2011	1,900	184
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	6/20/2007	100	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	6/20/2007	1,000	20
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%	11/20/2007	3,000	2
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	3,000	0
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	1,600	2
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	9/20/2007	3,000	107

						$378

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	6/15/2035	CAD	3,900	$(102)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.500%	6/15/2035		7,300	(187)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	3,700	71
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	1/19/2016		10,700	77
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,800	60
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	2/21/2011		3,400	37
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.261%	7/14/2011		100	2
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		7,600	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		7,200	39
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	6/15/2017		6,800	203
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		5,500	100
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		32,400	433
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Pay	2.275%	10/15/2016		8,100	(11)
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		8,100	43
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/15/2009	GBP	59,900	(491)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	6/12/2036		4,800	283
UBS AG	United Kingdom RPI Index	Pay	2.548%	11/14/2016		7,500	33
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016	MXN	53,000	301
Bank of America	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		$7,800	179
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		2,800	(31)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		15,700	330
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		5,500	(229)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		5,900	(326)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		2,300	(8)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		9,500	83
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		11,200	256
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		15,200	348
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		300	7
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2037		5,200	113
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		2,100	(23)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/18/2009		150,000	457
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		1,500	(5)

							$2,042

(j) Purchased options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007	$125,000	$550	$734
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	6/7/2007	28,000	103	164

							$653	$898

Straddle Options

Description	Counterparty	Exercise Price	(2)	Expiration Date	Notional Amount	Cost	(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000		3/20/2007	$65,100	$0		$(655)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000		3/20/2007	8,700	0		(84)

						$0		$(739)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(k) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$115.000	2/23/2007	281	$155	$44
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	281	97	145

				$252	$189

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.300%	1/2/2007	$61,000	$317	$541
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.900%	1/2/2007	30,000	341	0
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	6.100%	1/2/2007	31,000	204	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007	54,000	549	863
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	6/7/2007	12,000	102	186

							$1,513	$1,590

(l) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.179%	12/18/2008	12/11/2003	$850	$929	0.05%

(m) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(3)
Treasury Inflation Protected Securities	2.000%	1/15/2014	$24,038	$23,915	$23,590
U.S. Treasury Notes	4.250%	11/15/2013	7,000	6,942	6,864
U.S. Treasury Notes	4.750%	5/15/2014	800	818	808

				$31,675	$31,262

(3)	Market value includes $285 of interest payable on short sales.

(n) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Sell	CAD	2,206	01/2007	$34	$0	$34
Buy	EUR	3,634	01/2007	32	(5)	27
Sell		12,649	01/2007	0	(84)	(84)
Buy	GBP	174	01/2007	2	0	2
Sell	JPY	3,511,081	01/2007	43	0	43
Buy		9,275,170	02/2007	0	(1,093)	(1,093)
Buy	PLN	165	04/2007	2	0	2
Buy	RUB	1,409	03/2007	1	0	1
Sell	SEK	55,674	03/2007	0	(3)	(3)

				$114	$(1,185)	$(1,071)

See accompanying notes

Schedule of Investments

Real Return Fund

December 31, 2006 (Unaudited)

		Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.3%
Ford Motor Co.
8.360% due 11/29/2013		$5,000		$5,003
Georgia-Pacific Corp.
7.300% due 12/20/2012		10,667		10,729
7.350% due 12/20/2012		667		670
7.367% due 12/20/2012		2,562		2,577
Shackleton Re Ltd.
12.968% due 08/01/2008		9,000		9,000
13.468% due 08/01/2008		3,000		3,045

Total Bank Loan Obligations (Cost $30,848)				31,024

CORPORATE BONDS & NOTES 5.1%
Banking & finance 3.4%
C10 Capital SPV Ltd.
6.722% due 12/01/2049		6,000		6,007
Calabash Re II Ltd. (b)
13.746% due 01/08/2010		5,700		5,704
14.946% due 01/08/2010		2,500		2,501
16.246% due 01/08/2010		2,500		2,501
CIT Group, Inc.
5.000% due 11/24/2008		25,000		24,887
Citigroup, Inc.
5.416% due 01/30/2009		16,200		16,215
5.421% due 05/02/2008		14,100		14,123
Danske Bank A/S
5.914% due 12/29/2049		7,000		7,044
Export-Import Bank of Korea
5.590% due 10/04/2011		18,200		18,219
Ford Motor Credit Co.
6.192% due 09/28/2007		10,000		9,989
6.315% due 03/21/2007		20,900		20,897
Foundation Re II Ltd.
12.123% due 11/26/2010		10,300		10,299
General Electric Capital Corp.
5.396% due 12/12/2008		12,700		12,717
5.476% due 07/28/2008		3,500		3,508
General Motors Acceptance Corp.
6.125% due 08/28/2007		870		870
Kamp Re 2005 Ltd.
5.450% due 12/14/2007 (a)		5,000		3
Mystic Re Ltd.
11.670% due 12/05/2008		6,900		6,897
14.370% due 12/05/2008		3,300		3,297
Osiris Capital PLC
10.360% due 01/15/2010		1,700		1,709
Parametric Re Ltd.
7.450% due 11/19/2007		11,500		11,658
9.690% due 05/19/2008		1,500		1,514
Phoenix Quake Ltd.
7.820% due 07/03/2008		50,550		50,944
Phoenix Quake Wind Ltd.
7.820% due 07/03/2008		9,000		9,050
Phoenix Quake Wind II Ltd.
8.870% due 07/03/2008		13,750		12,644
Rabobank Nederland
5.394% due 01/15/2009		11,300		11,308
Redwood Capital IX Ltd.
7.764% due 01/09/2008		2,300		2,302
13.114% due 01/09/2008		2,200		2,202
Shackleton Re Ltd.
13.376% due 02/07/2008		5,500		5,539
Travelers Property Casualty Corp.
3.750% due 03/15/2008		7,000		6,840
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008		22,000		22,011
Vita Capital Ltd.
6.710% due 01/01/2007		34,200		34,200
6.772% due 01/01/2010		5,000		5,028
Vita Capital II Ltd.
6.486% due 01/01/2012		7,900		7,898
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008		20,100		20,135
Wachovia Bank N.A.
5.440% due 12/02/2010		30,500		30,545
Wells Fargo Capital X
5.950% due 12/15/2036		15,000		14,752

				415,957

Industrials 1.3%
Allied Waste North America, Inc.
8.500% due 12/01/2008		5,875		6,205
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		4,000		4,025
Caesars Entertainment, Inc.
8.875% due 09/15/2008		5,930		6,197
CSC Holdings, Inc.
7.250% due 07/15/2008		3,510		3,558
7.875% due 12/15/2007		8,200		8,323
EchoStar DBS Corp.
5.750% due 10/01/2008		10,600		10,587
6.375% due 10/01/2011		2,000		1,992
El Paso Corp.
6.950% due 12/15/2007		2,630		2,666
7.625% due 08/16/2007		4,300		4,364
General Electric Co.
5.393% due 12/09/2008		6,000		6,007
HJ Heinz Co.
6.428% due 12/01/2008		20,000		20,366
Mandalay Resort Group
9.500% due 08/01/2008		2,700		2,848
10.250% due 08/01/2007		11,500		11,831
Pemex Project Funding Master Trust
7.375% due 12/15/2014		22,000		24,277
8.625% due 02/01/2022		6,900		8,546
9.500% due 09/15/2027		14,850		19,996
Reynolds American, Inc.
6.500% due 06/01/2007		1,701		1,712
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		2,000		2,028
Service Corp. International
7.700% due 04/15/2009		6,533		6,811
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		1,700		1,707
Weyerhaeuser Co.
6.125% due 03/15/2007		521		521

				154,567

Utilities 0.4%
Citizens Communications Co.
7.625% due 08/15/2008		5,000		5,200
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		7,000		7,161
CMS Energy Corp.
7.500% due 01/15/2009		12,650		13,109
Embarq Corp.
7.082% due 06/01/2016		4,600		4,691
Midwest Generation LLC
8.300% due 07/02/2009		14,594		15,022
Ohio Edison Co.
4.000% due 05/01/2008		10,000		9,817

				55,000

Total Corporate Bonds & Notes (Cost $623,643)				625,524

MUNICIPAL BONDS & NOTES 0.6%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		3,385		3,420
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
5.861% due 01/01/2014		1,570		1,723
5.862% due 01/01/2014		930		998
Connecticut State Health & Educational Facilities Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013		4,000		4,316
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024		8,640		9,240
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021		2,475		2,484
6.250% due 06/01/2033		25,000		27,971
6.625% due 06/01/2040		380		433
6.750% due 06/01/2039		1,445		1,657
Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013		3,870		4,148
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042		1,365		1,489
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032		6,000		6,737
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006 Series 2006
4.750% due 06/15/2038 (h)		4,700		4,840
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
5.902% due 12/15/2013		3		3
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023		750		797
6.125% due 06/01/2032		740		793
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		415		459

Total Municipal Bonds & Notes (Cost $63,411)				71,508

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
4.294% due 08/01/2035		474		471
4.588% due 07/01/2035		653		654
4.659% due 05/01/2035		1,876		1,860
4.673% due 04/01/2035		1,350		1,346
4.841% due 06/01/2033		392		395
5.000% due 06/25/2027 - 03/01/2036		26,392		25,765
5.480% due 03/25/2036		5,826		5,833
5.500% due 02/01/2033 - 01/01/2037		521,637		515,620
5.958% due 09/01/2044 - 10/01/2044		9,942		10,023
6.000% due 01/01/2037		241,000		242,657
7.199% due 10/01/2031		668		677
Federal Housing Administration
7.430% due 12/01/2020		101		102
Freddie Mac
5.000% due 01/15/2024		7,028		7,000
5.630% due 09/25/2031		2,440		2,442
5.700% due 12/15/2030		7,751		7,769
5.958% due 10/25/2044		15,150		15,235
6.500% due 01/25/2028		79		81
7.000% due 10/15/2030		362		363
Government National Mortgage Association
6.500% due 05/15/2028 - 04/15/2031		1,397		1,437

Total U.S. Government Agencies (Cost $843,918)				839,730

U.S. TREASURY OBLIGATIONS 123.0%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010		1,249,560		1,185,032
1.625% due 01/15/2015		361,936		340,786
1.875% due 07/15/2013		828,340		800,514
1.875% due 07/15/2015		760,200		728,753
2.000% due 01/15/2014		1,231,544		1,196,715
2.000% due 07/15/2014		488,384		474,171
2.000% due 01/15/2016		55,819		53,913
2.000% due 01/15/2026		575,903		541,799
2.375% due 04/15/2011		80,186		79,892
2.375% due 01/15/2025		1,149,321		1,144,608
2.500% due 07/15/2016		438,671		442,132
3.000% due 07/15/2012		1,551,308		1,596,940
3.375% due 01/15/2007 (h)		405,425		404,855
3.375% due 01/15/2012		65,287		68,181
3.375% due 04/15/2032		26,262		31,732
3.500% due 01/15/2011		790,360		823,025
3.625% due 01/15/2008		1,108,740		1,120,911
3.625% due 04/15/2028		964,145		1,164,394
3.875% due 01/15/2009		551,785		567,132
3.875% due 04/15/2029		686,974		865,320
4.250% due 01/15/2010		734,325		773,107
U.S. Treasury Bonds
4.500% due 02/15/2036		77,200		73,437
6.250% due 08/15/2023		600		691
6.625% due 02/15/2027		23,700		28,892
7.625% due 02/15/2025		100		132
8.875% due 08/15/2017		12,100		16,190
U.S. Treasury Notes
3.875% due 09/15/2010		109,090		106,077
3.875% due 02/15/2013		20,100		19,243
4.000% due 11/15/2012		6,000		5,795
4.250% due 11/15/2013		4,400		4,285
4.250% due 11/15/2014		2,600		2,523
4.375% due 01/31/2008		1,000		994
4.500% due 02/28/2011		50,700		50,342
4.500% due 11/15/2015		1,900		1,871
4.875% due 04/30/2011		350,000		352,379
5.125% due 05/15/2016		29,400		30,292

Total U.S. Treasury Obligations (Cost $15,263,169)				15,097,055

MORTGAGE-BACKED SECURITIES 1.1%
Banc of America Funding Corp.
4.621% due 02/20/2036		48,774		48,114
Bear Stearns Adjustable Rate Mortgage Trust
4.636% due 01/25/2034		4,497		4,486
4.781% due 01/25/2034		2,692		2,662
6.259% due 11/25/2030		570		570
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		3,120		3,098
Countrywide Home Loan Mortgage Pass-Through Trust
5.690% due 06/25/2035		14,575		14,557
GSR Mortgage Loan Trust
4.540% due 09/25/2035		37,287		36,650
Harborview Mortgage Loan Trust
5.590% due 03/19/2037		2,851		2,856
5.690% due 06/20/2035		1,882		1,890
Mellon Residential Funding Corp.
5.790% due 12/15/2030		812		816
5.840% due 10/20/2029		503		509
Merrill Lynch Floating Trust
5.420% due 06/15/2022		3,268		3,270
Washington Mutual, Inc.
5.596% due 02/27/2034		3,927		3,938
5.610% due 11/25/2045		11,410		11,455

Total Mortgage-Backed Securities (Cost $135,279)				134,871

ASSET-BACKED SECURITIES 1.4%
Ameriquest Mortgage Securities, Inc.
5.680% due 06/25/2034		3,255		3,258
Argent Securities, Inc.
5.450% due 11/25/2035		408		408
5.470% due 10/25/2035		39		39
Bear Stearns Asset-Backed Securities, Inc.
5.680% due 01/25/2036		2,739		2,742
5.800% due 03/25/2043		200		201
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		2,648		2,649
Equity One Asset-Backed Securities, Inc.
5.650% due 04/25/2034		211		212
First NLC Trust
5.470% due 02/25/2036		6,620		6,625
Ford Credit Auto Owner Trust
5.405% due 09/15/2007		3,440		3,443
GSAMP Trust
5.470% due 12/25/2035		4,543		4,544
GSR Mortgage Loan Trust
5.450% due 11/25/2030		2,746		2,748
Indymac Residential Asset-Backed Trust
5.440% due 03/25/2036		3,222		3,225
IXIS Real Estate Capital Trust
5.410% due 08/25/2036		8,721		8,726
Lehman XS Trust
5.430% due 07/25/2046		15,830		15,839
5.440% due 05/25/2046		3,493		3,493
Long Beach Mortgage Loan Trust
5.410% due 04/25/2036		9,335		9,342
5.440% due 01/25/2036		4,834		4,837
5.470% due 09/25/2035		325		325
MASTR Asset-Backed Securities Trust
5.430% due 01/25/2036		2,064		2,066
Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037		14,062		14,072
5.410% due 04/25/2037		1,560		1,561
5.430% due 01/25/2037		5,086		5,089
Morgan Stanley Capital I
5.420% due 03/25/2036		8,191		8,197
New Century Home Equity Loan Trust
5.420% due 08/25/2036		14,433		14,443
Residential Asset Securities Corp.
5.420% due 04/25/2036		2,027		2,028
5.420% due 07/25/2036		18,342		18,355
5.430% due 01/25/2036		6,000		6,005
5.440% due 01/25/2036		2,584		2,587
5.450% due 10/25/2035		320		320
5.450% due 11/25/2035		2,147		2,148
Residential Funding Mortgage Securities II, Inc.
5.490% due 09/25/2035		561		562
SACO I, Inc.
5.410% due 05/25/2036		7,458		7,462
5.460% due 11/25/2020		393		393
SLC Student Loan Trust
5.330% due 12/15/2010		859		859
SLM Student Loan Trust
5.387% due 01/26/2015		2,115		2,117
Soundview Home Equity Loan Trust
5.410% due 12/25/2036		2,000		2,002
5.420% due 02/25/2036		1,175		1,176
5.420% due 03/25/2036		649		649
5.450% due 12/25/2035		2,319		2,321
Specialty Underwriting & Residential Finance
5.430% due 12/25/2036		6,819		6,825

Total Asset-Backed Securities (Cost $173,774)				173,893

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
5.625% due 01/15/2017		5,500		5,519
Russia Government International Bond
10.000% due 06/26/2007		7,000		7,166

Total Sovereign Issues (Cost $12,420)				12,685

FOREIGN CURRENCY-DENOMINATED ISSUES 1.6%
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	20,426		22,595
4.250% due 12/01/2021		2,624		2,974
France Government Bond
1.600% due 07/25/2011	EUR	6,334		8,236
1.600% due 07/25/2015		3,136		4,076
3.150% due 07/25/2032 (d)		6,702		11,200
General Electric Capital Corp.
4.625% due 09/15/2066		4,450		5,913
5.500% due 09/15/2066	GBP	12,450		24,267
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)	EUR	2,135		2,863
4.250% due 08/01/2014		1,700		2,270
New Zealand Government Bond
4.500% due 02/15/2016	NZD	10,000		9,676
Province of Quebec Canada
5.000% due 12/01/2038	CAD	2,000		1,801
Pylon Ltd.
5.179% due 12/18/2008 (m)	EUR	21,850		29,009
7.579% due 12/18/2008		40,700		54,118
Sweden Government Bond
3.500% due 12/01/2028	SEK	26,500		5,835
4.000% due 12/01/2008		37,000		6,593
United Kingdom Gilt Inflation Linked
2.000% due 01/26/2035 (d)	GBP	200		551

Total Foreign Currency-Denominated Issues (Cost $173,657)				191,977

		Shares
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,825		2,882

Total Preferred Stocks (Cost $2,904)				2,882

		Principal Amount (000s	)
SHORT-TERM INSTRUMENTS 4.5%
Certificates of Deposit 2.3%
Abbey National Treasury Services PLC
5.276% due 07/02/2008		$119,600		119,548
Societe Generale NY
5.299% due 06/30/2008		162,900		162,825

				282,373

Commercial Paper 0.4%
Cox Communications, Inc.
5.619% due 01/16/2007		18,200		18,200
Time Warner, Inc.
5.390% due 01/25/2007		8,400		8,372
Viacom, Inc.
5.594% due 05/29/2007		26,500		26,500

				53,072

Repurchase Agreements 0.5%
Lehman Brothers, Inc.
4.850% due 01/02/2007		58,000		58,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 04/15/2011 valued at $59,276. Repurchase proceeds are $58,031.)

Germany Treasury Bills 1.0%
3.133% due 01/17/2007	EUR	93,000		122,620

U.S. Treasury Bills 0.3%
4.805% due 03/01/2007 - 03/15/2007 (c)(e)(f)(i)		$38,678		38,274

Total Short-Term Instruments (Cost $549,672)				554,339

Purchased Options (k) 0.0% (Cost $3,000)				1,173
Total Investments (g) 144.5% (Cost $17,875,695)				$17,736,661
Written Options (l) (0.1%) (Premiums $7,123)				(7,618)
Other Assets and Liabilities (Net) (44.4%)				(5,454,320)

Net Assets 100.0%				$12,274,723

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $8,160 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(f) Securities with an aggregate market value of $6,743 have been pledged as collateral for delayed-delivery securities on December 31, 2006.

(g) As of December 31, 2006, portfolio securities with an aggregate value of $158,751 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(h) Residual Interest Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i) Securities with an aggregate market value of $22,569 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	354	$(23)
90-Day Eurodollar December Futures	Long	12/2008	609	274
90-Day Eurodollar June Futures	Long	06/2007	1,023	(882)
90-Day Eurodollar June Futures	Short	06/2008	2,275	1,435
90-Day Eurodollar June Futures	Long	06/2009	609	342
90-Day Eurodollar March Futures	Long	03/2007	127	(167)
90-Day Eurodollar March Futures	Short	03/2008	1,634	1,304
90-Day Eurodollar March Futures	Long	03/2009	609	312
90-Day Eurodollar September Futures	Long	09/2007	1,188	(174)
90-Day Eurodollar September Futures	Short	09/2008	1,666	1,101
Euro-Bund 10-Year Note March Futures	Short	03/2007	30	29
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	(1,387)
U.S. Treasury 5-Year Note March Futures	Long	03/2007	9,529	(5,065)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	8,695	(8,384)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	4,798	9,411

				$(1,874)

(j) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	9/20/2007	$20,000	$277
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	11,000	31
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	26,300	24
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	7,000	0
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	17,900	(6)
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.330%	12/20/2008	17,900	14
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	17,900	10
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	36,500	86
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	4,000	0
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.325%	12/20/2008	19,000	13
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	19,000	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	6/20/2007	2,000	27
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	9/20/2007	8,300	112
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007	5,000	71
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	6/20/2011	1,100	107
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.320%	2/20/2007	15,000	10
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	6/20/2007	2,000	29
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	9/20/2007	3,600	50
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%	11/20/2007	14,000	8
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	6/20/2007	2,000	44
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	6/20/2007	2,000	38
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	6/20/2007	1,500	42
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	9/20/2007	2,700	41
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,000	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	4,000	(4)
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	17,300	1
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007	3,600	51
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	6/20/2007	2,000	43
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	9/20/2007	5,000	66
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	8,900	8
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007	23,800	339
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	9/20/2007	9,800	351
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%	6/20/2011	5,000	528

						$2,425

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2025	CAD	7,000	$(71)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	(131)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2025		3,300	23
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2025		9,000	11
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	5.500%	6/15/2035		141,700	(3,874)
UBS AG	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2025		4,700	31
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	3/15/2010	EUR	50,000	634
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	146
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	9/14/2010		60,000	1,012
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	952
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	2/21/2011		33,900	366
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		72,600	(10)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	1/19/2016		75,000	938
Deutsche Bank AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	3/13/2011		4,800	66
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		40,900	85
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		31,400	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		6,900	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		30,000	163
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	6/15/2017		104,450	2,417
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	428
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	372
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	(46)
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	179
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/15/2008	GBP	13,000	(63)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/15/2009		277,600	(2,275)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		56,100	(2,345)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.100%	11/14/2016		40,000	186
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	6/12/2036		35,600	1,910
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2008		27,000	(212)
UBS AG	6-Month GBP-LIBOR	Pay	5.000%	6/15/2008		20,000	(93)
Morgan Stanley	6-Month JPY-LIBOR	Receive	0.100%	6/15/2007	JPY	2,200,000	58
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016	MXN	210,000	1,236
Barclays Bank PLC	3-Month SEK-LIBOR	Pay	4.500%	6/17/2008	SEK	168,000	266
JPMorgan Chase & Co.	3-Month SEK-LIBOR	Pay	4.500%	6/17/2008		46,000	62
Bank of America	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		$197,800	4,527
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		118,950	(397)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		41,500	(455)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		148,600	3,401
BNP Paribas Bank	U.S. CPI Urban Counsumers NSA Index	Pay	2.790%	10/7/2015		50,000	958
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		213,600	4,496
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		114,500	(4,768)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	(8,096)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		75,000	(1,914)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	6/20/2037		6,600	163
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		126,700	(423)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014		301,300	2,623
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		98,800	2,261
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2037		148,200	3,219
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		121,200	2,768
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2037		93,700	2,033
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012		34,000	(373)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/18/2009		2,061,000	6,289
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		151,200	(499)
UBS AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	(3,294)

							$14,940

(k) Purchased options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007	$584,000	$2,570	$3,426
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	6/7/2007	117,000	430	687

							$3,000	$4,113

Straddle Options

Description	Counterparty	Exercise Price(2)	Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	3/20/2007	$141,400	$0	$(1,421)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	3/20/2007	24,600	0	(247)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	3/20/2007	35,300	0	(342)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	3/20/2007	100,000	0	(930)

					$0	$(2,940)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(l) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$115.000	2/23/2007	1,230	$543	$192
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	1,230	343	634

				$886	$826

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.300%	1/2/2007	$207,000	$1,076	$1,836
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.900%	1/2/2007	73,000	829	0
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	6.100%	1/2/2007	134,000	881	0
Call - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Receive	4.800%	2/1/2007	31,500	85	4
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Pay	5.400%	2/1/2007	31,500	96	34
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.750%	2/1/2007	84,300	118	22
Put - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.350%	2/1/2007	84,300	135	45
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007	254,000	2,583	4,059
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	6/7/2007	51,000	434	792

							$6,237	$6,792

(m) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.179%	12/18/2008	12/11/2003 -11/14/2006	$26,617	$29,009	0.24%

(n) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value(3)
Republic of Germany	5.625%	1/4/2028	EUR	8,400	$13,700	$13,475
U.S. Treasury Notes	3.125%	9/15/2008		$177,200	172,807	174,100
U.S. Treasury Notes	3.250%	8/15/2007		127,800	126,479	128,105
U.S. Treasury Notes	3.375%	2/15/2008		147,500	145,504	146,986
U.S. Treasury Notes	3.625%	5/15/2013		21,600	20,595	20,476
U.S. Treasury Notes	4.500%	2/15/2016		108,600	108,753	109,041
U.S. Treasury Notes	4.750%	5/15/2014		310,200	317,040	313,417
U.S. Treasury Notes	4.875%	8/15/2016		55,000	56,814	56,768

					$961,692	$962,368

(3)	Market value includes $11,136 of interest payable on short sales.

(o) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	44,592	01/2007	$750	$0	$750
Buy	CNY	427,717	09/2007	1,202	0	1,202
Buy	EUR	6,390	01/2007	87	0	87
Sell		103,361	01/2007	0	(817)	(817)
Sell	GBP	20,946	01/2007	0	(249)	(249)
Sell	JPY	13,725,004	01/2007	173	0	173
Buy		41,387,377	02/2007	0	(4,877)	(4,877)
Sell	NZD	9,977	01/2007	0	(366)	(366)
Buy	PLN	4,834	04/2007	55	0	55
Buy	RUB	40,606	03/2007	16	0	16
Sell	SEK	86,597	03/2007	0	(5)	(5)

				$2,283	$(6,314)	$(4,031)

See accompanying notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

December 31, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.4%
Atlantic & Western Re Ltd.
11.372% due 01/09/2007		$1,300	$1,301
11.622% due 01/09/2009		700	676
C10 Capital SPV Ltd.
6.722% due 12/01/2049		100	100
Canadian Natural Resources Ltd.
6.000% due 08/15/2016		100	101
Citigroup, Inc.
5.416% due 01/30/2009		500	500
CSC Holdings, Inc.
7.875% due 12/15/2007		200	203
DaimlerChrysler N.A. Holding Corp.
5.833% due 09/10/2007		3,200	3,208
El Paso Corp.
7.625% due 08/16/2007		100	101
Embarq Corp.
7.082% due 06/01/2016		100	102
Ford Motor Credit Co.
7.875% due 06/15/2010		400	404
General Electric Capital Corp.
5.396% due 12/12/2008		500	501
Rabobank Nederland
5.394% due 01/15/2009		400	400
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008		400	400
Vita Capital II Ltd.
6.486% due 01/01/2012		300	300
Wachovia Bank N.A.
5.440% due 12/02/2010		800	801

Total Corporate Bonds & Notes (Cost $9,092)			9,098

MUNICIPAL BONDS & NOTES 0.5%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	206
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	531
6.125% due 06/01/2032		400	429

Total Municipal Bonds & Notes (Cost $992)			1,166

U.S. GOVERNMENT AGENCIES 8.9%
Fannie Mae
5.000% due 08/01/2035		908	877
5.500% due 03/01/2034 - 01/01/2037		16,090	15,910
5.958% due 09/01/2044 - 10/01/2044		297	300
6.000% due 09/01/2036 - 01/01/2037		1,197	1,205
Freddie Mac
4.500% due 05/15/2017		78	76

Total U.S. Government Agencies (Cost $18,526)			18,368

U.S. TREASURY OBLIGATIONS 128.7%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		5,320	5,045
1.625% due 01/15/2015		2,431	2,289
1.875% due 07/15/2013		27,876	26,940
1.875% due 07/15/2015		20,750	19,891
2.000% due 01/15/2014		29,836	28,992
2.000% due 07/15/2014		24,506	23,793
2.000% due 01/15/2026		25,418	23,913
2.375% due 04/15/2011		1,322	1,317
2.375% due 01/15/2025		8,992	8,955
2.500% due 07/15/2016		24,881	25,078
3.000% due 07/15/2012		21,412	22,042
3.375% due 01/15/2007		6,878	6,868
3.375% due 04/15/2032		909	1,099
3.625% due 01/15/2008		8,367	8,459
3.625% due 04/15/2028		26,451	31,945
3.875% due 04/15/2029		14,730	18,555
4.250% due 01/15/2010		5,038	5,304
U.S. Treasury Bonds
4.500% due 02/15/2036		1,800	1,712
6.625% due 02/15/2027		1,100	1,341
U.S. Treasury Notes
4.500% due 02/28/2011		100	99
4.500% due 11/15/2015		1,700	1,674
5.125% due 05/15/2016		600	618

Total U.S. Treasury Obligations (Cost $270,606)			265,929

MORTGAGE-BACKED SECURITIES 1.0%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		82	82
Countrywide Home Loan Mortgage Pass-Through Trust
5.690% due 06/25/2035		625	624
GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,406	1,381

Total Mortgage-Backed Securities (Cost $2,104)			2,087

ASSET-BACKED SECURITIES 0.3%
Lehman XS Trust
5.430% due 07/25/2046		247	247
Merrill Lynch Mortgage Investors, Inc.
5.430% due 01/25/2037		172	172
Residential Asset Securities Corp.
5.420% due 04/25/2036		58	58
Soundview Home Equity Loan Trust
5.420% due 02/25/2036		44	44
5.420% due 03/25/2036		31	31

Total Asset-Backed Securities (Cost $552)			552

FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	212	234
France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,819	2,560
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		534	716

Total Foreign Currency-Denominated Issues (Cost $3,557)			3,510

SHORT-TERM INSTRUMENTS 7.7%
Certificates of Deposit 1.0%
Abbey National Treasury Services PLC
5.276% due 07/02/2008		$2,000	1,999

Commercial Paper 0.4%
Cox Communications, Inc.
5.619% due 01/16/2007		800	800

Repurchase Agreements 1.6%
State Street Bank and Trust Co.
4.900% due 01/02/2007		3,354	3,354
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $3,424. Repurchase proceeds are $3,356.)

U.S. Treasury Bills 4.7%
4.809% due 03/01/2007 - 03/15/2007 (a)(c)(e)		9,808	9,701

Total Short-Term Instruments (Cost $15,869)			15,854

Purchased Options (g) (0.0%) (Cost $6)			(43)
Total Investments (d) 153.2% (Cost $321,304)			$316,521
Written Options (h) (0.0%) (Premiums $40)			(27)
Other Assets and Liabilities (Net) (53.2%)			(109,896)

Net Assets 100.0%			$206,598

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $8,902 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(d) As of December 31, 2006, portfolio securities with an aggregate value of $400 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $799 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	78	$(4)
90-Day Eurodollar June Futures	Long	06/2007	35	(22)
90-Day Eurodollar June Futures	Short	06/2008	14	15
90-Day Eurodollar March Futures	Long	03/2008	36	8
90-Day Eurodollar September Futures	Long	09/2007	72	(39)
90-Day Eurodollar September Futures	Short	09/2008	14	14
Euro-Bund 10-Year Note March Futures	Short	03/2007	20	20
U.S. Treasury 5-Year Note March Futures	Long	03/2007	348	(199)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	452	(432)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	139	231

				$(408)

(f) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	6/20/2007	$200	$3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	6/20/2007	100	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	6/20/2007	1,000	17
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	6/20/2007	1,000	16
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	6/20/2007	1,000	17
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	6/20/2007	1,000	15
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	6/20/2007	1,000	16

						$85

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month Canadian Bank Bill	Receive	5.000%	6/15/2015	CAD	18,000	$(283)
Bank of America	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027		2,500	(30)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	6/15/2035		500	(13)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.500%	6/15/2035		800	(21)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027		4,000	(28)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	5.500%	6/15/2035		2,100	(57)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	27
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	1/19/2016		2,000	14
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	100
JPMorgan Chase & Co.	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		500	3
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	6/15/2017		4,100	122
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	29
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Pay	2.275%	10/15/2016		500	(1)
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		500	3
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/15/2009	GBP	4,000	(33)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		900	(1)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	6/12/2036		1,100	65
Bank of America	3-Month USD-LIBOR	Pay	5.000%	6/21/2011		$3,900	(14)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	6/21/2016		13,400	35
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	6/21/2013		4,300	19
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	6/21/2008		300	1
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	6/21/2008		1,000	(4)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	6/21/2011		2,200	(8)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	6/21/2016		3,300	9
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/21/2016		11,200	30
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/21/2013		9,500	98
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/21/2016		10,200	(175)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/21/2008		10,700	(46)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/18/2009		11,000	34
UBS AG	3-Month USD-LIBOR	Receive	5.000%	6/21/2016		3,800	(21)

							$(146)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-Month USD-LIBOR plus 0.350%	7/31/2007	17,666	$(2,952)
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-Month USD-LIBOR plus 0.350%	7/31/2007	18,473	(3,089)

					$(6,041)

(g) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$104.000	2/23/2007	211	$4	$7
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	16	0	0
Put - CME 90-Day Eurodollar March Futures	92.250	3/19/2007	170	2	0

				$6	$7

Straddle Options

Description	Counterparty	Exercise Price	(1)	Expiration Date	Notional Amount	Cost	(1)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000		3/20/2007	$4,400	$0		$(44)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000		3/20/2007	600	0		(6)

						$0		$(50)

(1)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$115.000	2/23/2007	40	$25	$6
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	40	15	21

				$40	$27

(i) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(1)
Treasury Inflation Protected Securities	2.000%	1/15/2014	$10,909	$10,746	$10,606
U.S. Treasury Notes	4.250%	11/15/2013	8,200	8,131	8,040

				$18,877	$18,646

(1)	Market value includes $60 of interest payable on short sales.

(j) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	680	01/2007	$0	$(17)	$(17)
Sell		592	01/2007	8	0	8
Buy	EUR	614	01/2007	0	(9)	(9)
Sell		1,181	01/2007	0	(8)	(8)
Buy	JPY	120,290	01/2007	0	(6)	(6)
Sell		241,411	01/2007	3	0	3
Buy		607,739	02/2007	0	(72)	(72)
Buy	PLN	133	04/2007	2	0	2
Buy	RUB	1,128	03/2007	0	0	0

				$13	$(112)	$(99)

See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 93.0%
Alabama 2.8%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	$3,500	$3,293
Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,127
5.250% due 01/01/2013	4,350	4,687

		9,107

Alaska 0.4%
North Slope Boro, Alaska General Obligation Notes, (MBIA Insured), Series 2000
0.000% due 06/30/2008	1,345	1,273

Arizona 4.1%
Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,321
5.000% due 08/01/2012	2,305	2,462
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	2,000	2,173
Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,061
Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,000
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	3,000	3,249

		13,266

California 4.3%
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	658
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	6,340	6,362
6.250% due 06/01/2033	2,285	2,557
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	780
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,675
Pittsburg, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	872

		13,904

Connecticut 0.2%
New Britain, Connecticut General Obligation Notes, Series 2003
4.000% due 04/15/2007	560	560

Florida 3.0%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	665	690
Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	1,054
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	6,500	6,663
Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.359% due 12/01/2017	500	545
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	170	174
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
7.276% due 10/01/2015	750	753

		9,879

Illinois 9.0%
Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,281
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2005
5.000% due 01/01/2015	13,000	14,104
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,268
Geneva, Illinois Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/01/2016	1,425	1,512
Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,066
Illinois State General Obligation Notes, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,133
Illinois State Sales Tax Revenue Notes, Series 2004
5.000% due 06/15/2011	1,225	1,290
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	758
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,605
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,289
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,138
0.000% due 10/01/2010	15	13
Western Springs, Illinois Special Assessment Bonds, Series 2006
3.940% due 12/01/2025	7	7

		29,464

Indiana 1.2%
Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	3,700	3,865

Kansas 0.1%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	372

Massachusetts 6.0%
Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,655
Commonwealth of Massachusetts General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,030
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.634% due 01/01/2016	3,200	3,404
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
4.674% due 07/01/2020	7,005	7,014
Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,422
Massachusetts State Municipal Wholesale Electric Co. Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,042
Massachusetts State Port Authority Revenue Bonds, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,037
Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,836

		19,440

Michigan 1.2%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,011
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,011

		4,022

Minnesota 1.6%
Rochester, Minnesota Revenue Bonds, Series 2006
5.000% due 11/15/2036	5,000	5,259

Missouri 2.1%
Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	6,702

Nevada 2.3%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	$4,225
Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	3,020	3,302

		7,527

New Jersey 0.7%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	583
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,625

		2,208

New York 12.0%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	5,000	5,006
New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,595
New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,438
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.025% due 03/01/2022	8,000	8,019
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	107
New York City, New York Transitional Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,582
New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2011	1,400	1,483
New York State Dormitory Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.750% due 07/01/2009	8,085	8,370
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	882
New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	532
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	4,000	4,003
New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,135
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,126

		39,278

North Carolina 0.9%
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,030
North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	1,750	1,916

		2,946

Ohio 2.8%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,058
Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	3,500	3,774
Ohio State Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,415

		9,247

Oklahoma 1.9%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	103
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,233

		6,336

Oregon 0.4%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	823
5.000% due 10/01/2012	435	453

		1,276

Puerto Rico 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2035	1,400	1,458
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026	2,600	2,707
Puerto Rico Children's Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	267
Puerto Rico Commonwealth Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	8,000	8,157

		12,589

Tennessee 1.6%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	275	286
Tennessee Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	4,600	4,944

		5,230

Texas 14.1%
Dallas, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,599
Fort Worth, Texas Water & Sewer Revenue Notes, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,652
Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	11,557
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,068
6.800% due 12/15/2011	3,000	3,401
Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	424
Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	5,665	5,855
Montgomery County, Texas General Obligation Bonds (FSA Insured), Series 2006
5.000% due 03/01/2029	4,000	4,161
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,051
San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2005
3.550% due 12/01/2027	1,500	1,498
Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	455	485
Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,129
University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2013	9,355	10,181

		46,061

Virginia 1.9%
Virginia State Public Building Authority Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 08/01/2014	5,000	5,515
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	788

		6,303

Washington 7.9%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,543
Pierce County, Washington School District No. 3 Puyallup General Obligation Notes, (FSA School Bond Insured), Series 2004
5.000% due 06/01/2011	5,990	6,301
Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	2,250	2,334
Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,632
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	$2,960	$1,731
Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,095
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,642
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,559

		25,837

West Virginia 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	90	96

Wisconsin 6.6%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,275
Milwaukee County, Wisconsin General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 10/01/2013	10,000	10,738
Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,193
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	2,050	2,097
4.500% due 11/01/2010	2,080	2,135
Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,049

		21,487

Total Municipal Bonds & Notes (Cost $302,609)		303,534

SHORT-TERM INSTRUMENTS 2.7%
Repurchase Agreements 2.6%
State Street Bank and Trust Co.
4.900% due 01/02/2007	2,616	2,616
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $2,669. Repurchase proceeds are $2,617.)

U.S. Treasury Bills 0.1%
4.827% due 03/01/2007 - 03/15/2007 (a)(b)	480	475

Total Short-Term Instruments (Cost $3,091)		3,091

Total Investments 95.7% (Cost $305,700)		306,625
Written Options (d) (0.0%) (Premiums $63)		(12)
Other Assets and Liabilities (Net) 4.3%		19,927

Net Assets 100.0%		$326,540

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $475 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	476	$(319)
U.S. Treasury 10-Year Note March Futures	Short	03/2007	61	72
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	200	321

				$74

(c) Swap agreements outstanding on December 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	$109,200	$2,499

(d) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$110.000	2/23/2007	150	$63	$12

See accompanying notes

Schedule of Investments

Short-Term Fund

December 31, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%
HCA, Inc.
8.114% due 11/14/2013		$2,500	$2,531

Total Bank Loan Obligations (Cost $2,500)			2,531

CORPORATE BONDS & NOTES 20.2%
Banking & Finance 11.6%
American International Group, Inc.
5.365% due 06/23/2008		6,300	6,304
Bank of America N.A.
5.361% due 12/18/2008		2,600	2,600
5.377% due 07/25/2008		400	400
Bank of Ireland
5.375% due 12/19/2008		12,800	12,805
Bank of Scotland
5.871% due 11/22/2012		2,000	2,007
Calabash Re II Ltd.
16.246% due 01/08/2010 (b)		2,300	2,301
CIT Group, Inc.
5.526% due 01/30/2009		17,100	17,150
5.610% due 11/23/2007		75	75
Citigroup, Inc.
5.406% due 12/26/2008		9,700	9,711
5.416% due 01/30/2009		31,900	31,929
5.421% due 05/02/2008		5,300	5,309
Ford Motor Credit Co.
5.560% due 03/13/2007		708	704
6.192% due 09/28/2007		2,000	1,998
6.315% due 03/21/2007		1,000	1,000
7.875% due 06/15/2010		3,300	3,330
Fortis Bank
5.265% due 04/28/2008		4,200	4,201
General Electric Capital Corp.
5.430% due 10/06/2010		13,800	13,812
5.434% due 05/10/2010		16,500	16,520
General Motors Acceptance Corp.
6.225% due 03/20/2007		4,450	4,451
6.274% due 01/16/2007		7,422	7,422
Goldman Sachs Group, Inc.
5.406% due 12/23/2008		900	900
5.455% due 12/22/2008		5,200	5,209
5.456% due 06/23/2009		41,910	41,964
5.662% due 06/28/2010		5,260	5,297
5.704% due 07/23/2009		1,000	1,007
HSBC Bank USA N.A.
5.426% due 07/28/2008		1,200	1,202
HSBC Finance Corp.
5.300% due 08/15/2007		3,300	3,300
5.414% due 05/10/2007		8,380	8,384
5.420% due 10/21/2009		5,000	5,005
5.490% due 09/15/2008		10,280	10,311
Lehman Brothers Holdings, Inc.
5.576% due 12/23/2010		9,700	9,735
MBNA Corp.
5.798% due 05/05/2008		6,320	6,361
MBNA Europe Funding PLC
5.450% due 09/07/2007		22,900	22,919
Morgan Stanley
5.485% due 02/09/2009		10,100	10,122
National Australia Bank Ltd.
5.393% due 09/11/2009		8,900	8,909
Rabobank Nederland
5.394% due 01/15/2009		14,800	14,811
Redwood Capital IX Ltd.
11.614% due 01/09/2008		2,000	2,001
Riggs Capital Trust
8.875% due 03/15/2027		6,146	6,453
Royal Bank of Scotland Group PLC
5.380% due 04/11/2008		4,100	4,105
Santander U.S. Debt S.A. Unipersonal
5.425% due 09/19/2008		6,000	6,010
5.428% due 02/06/2009		19,200	19,231
SLM Corp.
5.497% due 01/25/2007		870	870
Societe Generale NY
5.258% due 06/11/2007		5,700	5,700
5.299% due 06/30/2008		5,400	5,398
Unicredito Italiano NY
5.370% due 05/29/2008		1,500	1,500
Vita Capital Ltd.
6.710% due 01/01/2007		3,000	3,000
Vita Capital III Ltd.
6.466% due 01/01/2011		2,200	2,199
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008		17,200	17,230
Wachovia Bank N.A.
5.406% due 03/23/2009		3,300	3,302
World Savings Bank FSB
5.415% due 06/20/2008		2,000	2,004

			378,468

Industrials 4.5%
Comcast Corp.
5.674% due 07/14/2009		2,100	2,106
CSC Holdings, Inc.
7.250% due 07/15/2008		300	304
DaimlerChrysler N.A. Holding Corp.
5.600% due 03/07/2007		9,000	9,002
5.833% due 09/10/2007		22,000	22,052
EchoStar DBS Corp.
5.750% due 10/01/2008		3,500	3,496
6.375% due 10/01/2011		5,800	5,778
El Paso Corp.
6.500% due 06/01/2008		3,000	3,041
7.625% due 08/16/2007		10,000	10,150
Enterprise Products Operating LP
4.000% due 10/15/2007		2,260	2,233
Historic TW, Inc.
8.180% due 08/15/2007		5,381	5,470
HJ Heinz Co.
6.428% due 12/01/2008		13,500	13,747
JC Penney Corp., Inc.
6.500% due 12/15/2007		5,953	5,999
Mandalay Resort Group
10.250% due 08/01/2007		400	411
MGM Mirage
9.750% due 06/01/2007		3,300	3,358
Mirage Resorts, Inc.
6.750% due 08/01/2007		3,530	3,561
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		7,890	8,001
Service Corp. International
6.500% due 03/15/2008		8,575	8,661
Southern Natural Gas Co.
6.125% due 09/15/2008		1,730	1,748
6.700% due 10/01/2007		4,136	4,186
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		900	904
Transcontinental Gas Pipe Line Corp.
6.654% due 04/15/2008		1,650	1,658
Transocean, Inc.
5.566% due 09/05/2008		4,500	4,505
Wal-Mart Stores, Inc.
5.265% due 06/16/2008		6,500	6,501
Williams Cos., Inc.
5.935% due 02/16/2007		2,000	2,005
6.375% due 10/01/2010		7,000	7,079
Xerox Corp.
6.111% due 12/18/2009		2,000	2,040
9.750% due 01/15/2009		6,415	6,960

			144,956

Utilities 4.1%
AT&T, Inc.
5.584% due 11/14/2008		2,000	2,007
BellSouth Corp.
5.474% due 08/15/2008		1,400	1,401
CMS Energy Corp.
7.500% due 01/15/2009		10,000	10,362
8.900% due 07/15/2008		3,300	3,465
9.875% due 10/15/2007		4,100	4,249
ConocoPhillips
5.370% due 04/11/2007		3,800	3,801
Dominion Resources, Inc.
5.662% due 09/28/2007		14,000	14,009
Entergy Gulf States, Inc.
3.600% due 06/01/2008		5,635	5,488
6.100% due 12/08/2008		9,600	9,626
Florida Power Corp.
5.774% due 11/14/2008		17,400	17,442
Midwest Generation LLC
8.300% due 07/02/2009		8,331	8,575
Ohio Edison Co.
4.000% due 05/01/2008		22,678	22,263
PSEG Energy Holdings LLC
8.625% due 02/15/2008		817	842
Public Service Enterprise Group, Inc.
5.740% due 09/21/2008		4,800	4,805
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		3,400	3,426
Qwest Corp.
5.625% due 11/15/2008		2,000	2,012
Verizon Global Funding Corp.
5.504% due 08/15/2007		19,400	19,400
Virginia Electric & Power Co.
5.375% due 02/01/2007		385	385

			133,558

Total Corporate Bonds & Notes (Cost $656,177)			656,982

U.S. GOVERNMENT AGENCIES 22.4%
Fannie Mae
3.500% due 04/25/2011 - 04/25/2017		2,242	2,228
3.612% due 07/01/2034		91	92
3.747% due 06/01/2034		61	62
4.626% due 09/01/2035		1,317	1,312
5.036% due 01/01/2036		663	664
5.410% due 12/25/2036		1,500	1,504
5.475% due 01/01/2032		1,502	1,509
5.480% due 03/25/2036		1,036	1,037
5.500% due 02/01/2014 - 08/25/2034		3,999	4,004
5.527% due 11/01/2025		28	28
5.550% due 11/25/2032		1,652	1,653
5.560% due 05/01/2036		348	351
5.561% due 05/01/2036		18,950	19,109
5.630% due 02/01/2018		33	34
5.632% due 05/01/2021 - 04/01/2029		346	349
5.650% due 03/25/2036		4,842	4,858
5.700% due 09/25/2042 - 03/25/2044		3,448	3,455
5.800% due 10/25/2030		10	10
5.950% due 10/25/2017		463	469
5.958% due 06/01/2043 - 10/01/2044		28,625	28,815
6.000% due 02/25/2008 - 02/01/2037		368,600	371,083
6.012% due 07/01/2029		457	463
6.299% due 10/15/2007		11	11
6.500% due 10/25/2023 (a)		57	5
6.500% due 11/01/2028 - 10/25/2042		1,393	1,418
6.876% due 08/01/2029		2,665	2,693
7.000% due 03/01/2013		60	62
7.095% due 08/01/2026		20	20
7.129% due 12/01/2040		875	888
7.500% due 10/01/2023		38	39
8.973% due 06/25/2032		987	1,034
Federal Home Loan Bank
2.620% due 04/23/2007		2,390	2,372
3.500% due 05/13/2008 - 12/12/2008		3,135	3,055
4.000% due 07/30/2008 - 04/20/2009		51,400	50,379
4.020% due 06/30/2009		2,000	1,956
4.150% due 01/12/2009		1,950	1,916
4.250% due 09/26/2008		2,600	2,566
4.330% due 03/16/2010		2,500	2,452
4.400% due 02/08/2010		22,340	21,913
4.500% due 06/22/2010		12,400	12,241
5.200% due 02/09/2007		27,200	27,202
Federal Housing Administration
7.350% due 04/01/2019		179	180
7.430% due 09/01/2022		87	88
7.435% due 02/01/2019		299	301
Freddie Mac
3.000% due 12/15/2021		1,344	1,323
3.500% due 01/15/2013		503	502
4.000% due 11/15/2022		6,160	6,078
4.250% due 04/05/2007		58,000	57,867
4.500% due 08/15/2027		10,310	10,257
5.000% due 01/15/2018		562	558
5.500% due 05/01/2013 - 08/01/2014		7,454	7,483
5.750% due 06/15/2031		552	555
5.958% due 10/25/2044 - 02/25/2045		15,923	15,993
6.158% due 07/25/2044		20,744	20,855
6.500% due 08/15/2008 - 07/25/2043		2,546	2,553
Government National Mortgage Association
5.000% due 02/20/2032		1,397	1,399
5.125% due 10/20/2017 - 10/20/2027		1,363	1,381
5.250% due 03/20/2029 - 03/20/2030		1,465	1,470
5.375% due 05/20/2021 - 05/20/2030		7,544	7,616
5.500% due 08/20/2029 - 09/20/2029		4,175	4,179
5.625% due 02/20/2019		30	30
5.750% due 07/20/2022 - 09/20/2027		816	827
5.850% due 02/16/2030		85	85
6.000% due 02/16/2030 - 03/20/2032		8,167	8,205
6.300% due 03/20/2031		294	298
7.500% due 02/20/2030		216	224
8.000% due 12/15/2030 - 03/15/2032		240	254
8.500% due 06/20/2027		195	209
Small Business Administration
7.540% due 08/10/2009		165	171

Total U.S. Government Agencies (Cost $727,245)			726,252

U.S. TREASURY OBLIGATIONS 0.6%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (g)		127	127
3.500% due 01/15/2011		464	483
U.S. Treasury Notes
3.875% due 09/15/2010		12,735	12,383
4.000% due 03/15/2010		3,900	3,820
5.125% due 06/30/2011		2,900	2,950

Total U.S. Treasury Obligations (Cost $19,887)			19,763

MORTGAGE-BACKED SECURITIES 10.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		2,962	2,911
Arkle Master Issuer PLC
5.330% due 11/19/2007		5,300	5,309
Banc of America Funding Corp.
4.621% due 02/20/2036		10,648	10,504
Banc of America Mortgage Securities
6.500% due 09/25/2033		1,446	1,460
6.954% due 07/20/2032		328	332
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		32,709	32,358
6.259% due 11/25/2030		570	570
Bear Stearns Alt-A Trust
5.510% due 02/25/2034		3,700	3,702
5.837% due 11/25/2036		6,640	6,679
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		800	810
Countrywide Alternative Loan Trust
5.530% due 02/20/2047		9,394	9,426
5.630% due 02/25/2037		6,834	6,839
Countrywide Home Loan Mortgage Pass-Through Trust
3.897% due 11/19/2033		291	292
5.500% due 01/25/2046 (b)		8,200	8,214
5.580% due 05/25/2035		249	250
5.620% due 05/25/2034		178	178
5.690% due 06/25/2035		16,380	16,359
6.524% due 07/19/2031		10	10
CS First Boston Mortgage Securities Corp.
5.601% due 03/25/2032		89	89
5.900% due 08/25/2033		3,257	3,267
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.430% due 02/25/2037		3,900	3,904
First Republic Mortgage Loan Trust
5.650% due 08/15/2032		11,285	11,310
5.670% due 06/25/2030		1,247	1,248
5.700% due 11/15/2031		666	668
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046		11,600	11,610
5.430% due 01/25/2047		8,400	8,399
Greenwich Capital Acceptance, Inc.
7.889% due 06/25/2024		21	22
GSR Mortgage Loan Trust
4.540% due 09/25/2035		11,179	10,988
GSRPM Mortgage Loan Trust
5.750% due 11/25/2031		4,133	4,141
Harborview Mortgage Loan Trust
5.570% due 05/19/2035		3,011	3,020
5.590% due 03/19/2037		2,851	2,856
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		5,800	5,806
Indymac ARM Trust
6.607% due 01/25/2032		6	7
6.713% due 01/25/2032		13	13
Indymac Index Mortgage Loan Trust
5.440% due 11/25/2046		4,804	4,822
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,788	1,761
MASTR Seasoned Securities Trust
6.198% due 09/25/2017		785	796
Mellon Residential Funding Corp.
5.790% due 12/15/2030		3,825	3,842
5.840% due 10/20/2029		6,288	6,357
Merrill Lynch Floating Trust
5.420% due 06/15/2022		3,541	3,543
MLCC Mortgage Investors, Inc.
5.730% due 03/15/2025		966	970
Residential Accredit Loans, Inc.
5.650% due 08/25/2035		3,185	3,190
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		365	367
Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)		67,642	215
Sequoia Mortgage Trust
5.700% due 07/20/2033		8,210	8,239
5.730% due 10/20/2027		3,729	3,734
Structured Asset Mortgage Investments, Inc.
5.570% due 05/25/2036		14,509	14,530
5.680% due 09/19/2032		170	171
5.700% due 03/19/2034		1,720	1,723
Structured Asset Securities Corp.
5.345% due 10/25/2035		2,567	2,563
6.100% due 02/25/2032		505	504
6.150% due 07/25/2032		1,139	1,148
TBW Mortgage-Backed Pass-Through Certificates
5.460% due 12/25/2036		8,900	8,908
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		11,600	11,596
5.470% due 04/25/2036		2,100	2,096
Wachovia Bank Commercial Mortgage Trust
5.440% due 09/15/2021		8,883	8,889
Washington Mutual, Inc.
5.114% due 10/25/2032		1,685	1,677
5.540% due 04/25/2045		348	349
5.557% due 01/25/2047		1,300	1,302
5.568% due 12/25/2046		4,726	4,741
5.620% due 12/25/2027		10,002	10,006
5.670% due 12/25/2027		5,029	5,035
5.777% due 08/25/2046		16,626	16,714
5.827% due 02/25/2046		8,968	9,031
5.882% due 12/25/2046		2,703	2,724
6.027% due 11/25/2042		2,696	2,708
6.227% due 06/25/2042		4,097	4,102
6.227% due 08/25/2042		3,501	3,508
Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033		724	721
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034		10,289	10,085

Total Mortgage-Backed Securities (Cost $336,403)			336,218

ASSET-BACKED SECURITIES 10.7%
Accredited Mortgage Loan Trust
5.510% due 09/25/2035		2,000	2,002
ACE Securities Corp.
5.370% due 12/25/2036		2,009	2,011
5.420% due 12/25/2035		1,784	1,785
5.430% due 02/25/2036		579	580
5.450% due 10/25/2036		2,100	2,101
Advanta Mortgage Loan Trust
5.725% due 11/25/2029		95	95
Aegis Asset-Backed Securities Trust
5.460% due 10/25/2035		15	15
Ameriquest Mortgage Securities, Inc.
5.430% due 03/25/2036		531	531
Amortizing Residential Collateral Trust
5.640% due 07/25/2032		13	13
5.700% due 10/25/2031		762	764
5.700% due 08/25/2032		138	138
Argent Securities, Inc.
5.410% due 05/25/2036		325	325
5.420% due 04/25/2036		1,374	1,375
5.430% due 03/25/2036		1,902	1,903
5.450% due 11/25/2035		1,333	1,334
5.490% due 02/25/2036		1,578	1,579
Asset-Backed Funding Certificates
5.380% due 11/25/2036		2,601	2,603
5.380% due 01/25/2037		5,601	5,605
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		1,600	1,601
5.410% due 03/25/2036		111	111
5.460% due 11/25/2035		234	234
Bank One Issuance Trust
5.380% due 10/15/2009		700	700
5.460% due 12/15/2010		2,000	2,005
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036		700	700
5.400% due 10/25/2036		682	681
5.420% due 02/25/2036		317	317
5.420% due 12/25/2036		2,000	2,000
5.430% due 12/25/2035		62	62
5.440% due 04/25/2036		638	639
5.600% due 06/25/2035		579	579
5.680% due 10/25/2032		1,601	1,605
5.750% due 10/27/2032		121	122
5.800% due 03/25/2043		1,734	1,739
Brazos Student Finance Corp.
5.960% due 06/01/2023		2,373	2,387
Capital One Auto Finance Trust
5.340% due 12/14/2007		4,900	4,904
Centex Home Equity
5.460% due 10/25/2035		21	21
Chase Credit Card Master Trust
5.460% due 02/15/2011		3,700	3,711
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		3,724	3,725
CIT Group Home Equity Loan Trust
5.620% due 06/25/2033		66	66
Citibank Credit Card Issuance Trust
5.435% due 03/20/2009		11,500	11,509
5.474% due 01/15/2010		1,040	1,042
Citigroup Mortgage Loan Trust, Inc.
5.400% due 11/25/2036		700	700
5.430% due 12/25/2035		2,086	2,088
Countrywide Asset-Backed Certificates
5.370% due 12/26/2036		1,000	1,001
5.370% due 05/25/2037		2,900	2,902
5.400% due 05/25/2037		9,400	9,397
5.420% due 06/25/2036		1,202	1,203
5.420% due 07/25/2036		335	336
5.420% due 08/25/2036		290	290
5.420% due 09/25/2036		107	107
5.430% due 06/25/2037		1,800	1,801
5.480% due 07/25/2036		1,437	1,438
5.510% due 02/25/2036		1,944	1,944
5.520% due 11/25/2035		178	178
5.720% due 05/25/2032		181	181
5.830% due 12/25/2031		97	97
Credit-Based Asset Servicing & Securitization LLC
5.410% due 11/25/2036		491	491
DaimlerChrysler Auto Trust
5.329% due 12/08/2007		2,300	2,302
Delta Funding Home Equity Loan Trust
6.170% due 09/15/2029		47	47
EMC Mortgage Loan Trust
5.720% due 05/25/2040		235	236
Equity One Asset-Backed Securities, Inc.
5.650% due 04/25/2034		816	820
FBR Securitization Trust
5.460% due 10/25/2035		902	903
5.470% due 10/25/2035		123	123
5.530% due 09/25/2035		3,228	3,230
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		7,675	7,680
5.370% due 12/25/2036		400	400
5.380% due 05/25/2036		7,185	7,190
5.420% due 01/25/2036		603	604
5.420% due 12/25/2037		2,100	2,101
5.440% due 01/25/2036		3,828	3,831
First NLC Trust
5.470% due 02/25/2036		968	968
Fremont Home Loan Trust
5.370% due 10/25/2036		2,879	2,881
5.410% due 04/25/2036		566	566
5.410% due 01/25/2037		3,100	3,098
5.440% due 01/25/2036		361	361
GSAMP Trust
5.390% due 10/25/2036		2,802	2,803
5.420% due 01/25/2036		3,730	3,732
5.440% due 11/25/2035		1,041	1,042
5.460% due 11/25/2035		215	216
5.470% due 12/25/2035		562	562
5.640% due 03/25/2034		107	107
5.670% due 07/25/2032		14	14
Home Equity Asset Trust
5.430% due 05/25/2036		961	961
Home Equity Mortgage Trust
5.440% due 05/25/2036		64	64
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036		14,791	14,763
5.430% due 12/25/2035		1,340	1,341
Indymac Residential Asset-Backed Trust
5.410% due 04/25/2037		2,700	2,695
5.440% due 03/25/2036		3,925	3,927
Irwin Home Equity
5.890% due 07/25/2032		495	496
JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036		3,358	3,360
5.400% due 10/25/2036		3,800	3,802
5.420% due 05/25/2035		1,075	1,076
Lehman XS Trust
5.420% due 05/25/2046		2,005	2,006
5.430% due 08/25/2046		1,797	1,799
5.430% due 11/25/2046		3,135	3,136
5.440% due 05/25/2046		78	78
Long Beach Mortgage Loan Trust
5.360% due 11/25/2036		1,400	1,401
5.380% due 06/25/2036		1,354	1,355
5.410% due 04/25/2036		104	104
5.420% due 03/25/2036		1,514	1,515
5.430% due 02/25/2036		1,034	1,035
5.440% due 01/25/2036		1,259	1,260
5.470% due 09/25/2035		199	199
5.550% due 11/25/2034		710	711
5.630% due 10/25/2034		3,934	3,939
5.700% due 03/25/2032		117	120
MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036		3,000	3,002
5.430% due 01/25/2036		3,272	3,275
5.460% due 11/25/2035		3,431	3,434
MBNA Credit Card Master Note Trust
5.450% due 12/15/2011		2,000	2,007
Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037		744	745
5.350% due 06/25/2037		1,072	1,073
5.420% due 08/25/2036		14,300	14,313
5.420% due 02/25/2037		734	734
5.430% due 01/25/2037		4,529	4,532
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		2,500	2,499
5.370% due 10/25/2036		3,100	3,099
5.380% due 06/25/2036		1,319	1,320
5.390% due 06/25/2036		2,265	2,266
Morgan Stanley Capital I
5.420% due 02/25/2036		4,554	4,557
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036		2,900	2,901
Nelnet Student Loan Trust
5.338% due 09/25/2012		2,000	2,000
5.370% due 08/23/2011		208	208
New Century Home Equity Loan Trust
5.410% due 05/25/2036		3,355	3,358
5.420% due 08/25/2036		715	715
Nissan Auto Lease Trust
5.347% due 12/14/2007		1,900	1,902
Option One Mortgage Loan Trust
5.360% due 02/25/2037		387	387
5.400% due 07/25/2036		1,982	1,984
5.890% due 06/25/2032		95	95
5.890% due 08/25/2032		474	475
Park Place Securities, Inc.
5.610% due 09/25/2035		1,493	1,496
Quest Trust
5.910% due 06/25/2034		1,119	1,123
Renaissance Home Equity Loan Trust
5.500% due 11/25/2035		900	901
5.710% due 11/25/2034		90	90
5.790% due 08/25/2033		1,332	1,336
5.850% due 12/25/2033		215	217
Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036		2,176	2,177
5.430% due 01/25/2036		5,499	5,503
5.450% due 05/25/2035		107	107
5.450% due 08/25/2046		1,600	1,601
5.630% due 06/25/2032		12	12
Residential Asset Securities Corp.
5.360% due 06/25/2036		2,344	2,346
5.390% due 11/25/2036		3,556	3,558
5.420% due 03/25/2036		113	113
5.420% due 04/25/2036		1,563	1,565
5.420% due 11/25/2036		9,494	9,501
5.430% due 01/25/2036		1,256	1,257
5.440% due 01/25/2036		1,723	1,724
5.450% due 10/25/2035		286	286
Residential Funding Mortgage Securities II, Inc.
5.490% due 09/25/2035		345	346
SACO I, Inc.
5.410% due 05/25/2036		1,891	1,892
5.430% due 04/25/2036		299	300
5.450% due 01/25/2036		146	146
5.460% due 12/25/2035		183	183
Salomon Brothers Mortgage Securities VII
5.650% due 03/25/2032		254	255
Securitized Asset-Backed Receivables LLC Trust
5.410% due 03/25/2036		561	561
SG Mortgage Securities Trust
5.450% due 10/25/2035		117	117
SLM Student Loan Trust
5.323% due 07/25/2013		2,200	2,200
Soundview Home Equity Loan Trust
5.410% due 12/25/2036		2,000	2,002
5.410% due 01/25/2037		4,300	4,303
5.420% due 02/25/2036		1,771	1,772
5.420% due 03/25/2036		656	657
5.420% due 05/25/2036		1,042	1,043
5.460% due 11/25/2035		22	22
5.520% due 04/25/2035		90	90
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		1,702	1,703
5.395% due 11/25/2037		400	400
5.430% due 12/25/2036		1,165	1,166
5.690% due 01/25/2034		82	82
Structured Asset Investment Loan Trust
5.370% due 07/25/2036		439	439
5.440% due 07/25/2035		144	145
Structured Asset Securities Corp.
4.900% due 04/25/2035		5,224	5,052
5.450% due 07/25/2035		179	179
5.480% due 12/25/2035		154	154
5.610% due 01/25/2033		1,629	1,634
Trinity Industries Leasing Co.
7.755% due 02/15/2009		2,985	3,049
USAA Auto Owner Trust
5.310% due 03/16/2009		6,700	6,704
Wachovia Auto Owner Trust
4.820% due 02/20/2009		4,472	4,468
Washington Mutual Asset-Backed Certificates
5.390% due 04/25/2036		369	370
Wells Fargo Home Equity Trust
5.400% due 01/25/2037		1,900	1,903
5.460% due 11/25/2035		4,887	4,890
5.590% due 10/25/2035		17,300	17,335

Total Asset-Backed Securities (Cost $347,620)			347,689

FOREIGN CURRENCY-DENOMINATED ISSUES 0.3%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,300	3,027
BTM Curacao Holdings NV
1.195% due 11/29/2049	JPY	100,000	832
Sumitomo Mitsui Banking Corp.
1.151% due 06/29/2049		600,000	5,043

Total Foreign Currency-Denominated Issues (Cost $8,962)			8,902

		Shares
PREFERRED STOCKS 0.2%
DG Funding Trust
7.614% due 12/31/2049		328	3,456
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		4,100	4,182

Total Preferred Stocks (Cost $7,698)			7,638

SHORT-TERM INSTRUMENTS 46.1%
Certificates Of Deposit 1.5%
Countrywide Bank N.A.
5.350% due 04/25/2007		3,800	3,800
Societe Generale NY
5.295% due 09/21/2007		15,800	15,802
Unicredito Italiano SpA
5.325% due 02/16/2007		30,000	30,000

			49,602

Commercial Paper 42.8%
Abbey National N.A. LLC
5.290% due 01/04/2007		90,000	89,987
ABN AMRO N.A. Finance
5.240% due 01/12/2007		11,100	11,085
ASB Finance Ltd.
5.235% due 03/13/2007		58,900	58,265
Bank of America Corp.
5.200% due 04/02/2007		28,100	27,716
5.250% due 03/20/2007		18,000	17,788
Bank of Ireland
5.245% due 01/30/2007		84,200	83,869
Barclays U.S. Funding Corp.
5.250% due 01/17/2007		94,800	94,606
BNP Paribas Finance
5.240% due 01/19/2007		99,200	98,969
Calyon N.A. LLC
5.240% due 02/08/2007		94,000	93,507
CBA (de) Finance
5.250% due 03/15/2007		900	890
Citigroup Funding, Inc.
5.250% due 02/14/2007		71,000	70,565
Cox Communications, Inc.
5.449% due 01/16/2007		11,547	11,547
5.449% due 03/15/2007		8,800	8,800
Danske Corp.
5.260% due 01/04/2007		13,800	13,798
Dexia Delaware LLC
5.240% due 01/17/2007		6,800	6,786
General Electric Capital Corp.
5.240% due 02/08/2007		72,000	71,623
IXIS Commercial Paper Corp.
5.220% due 03/27/2007		15,000	14,808
Nordea N.A., Inc.
5.240% due 02/02/2007		21,400	21,307
Rabobank USA Financial Corp.
5.280% due 01/02/2007		83,300	83,300
Skandinaviska Enskilda Banken AB
5.220% due 03/06/2007		93,100	92,190
Societe Generale NY
5.235% due 02/16/2007		2,700	2,683
5.245% due 01/08/2007		86,300	86,237
Spintab AB
5.250% due 01/31/2007		100,000	99,592
Time Warner, Inc.
5.390% due 01/22/2007		16,000	15,954
5.390% due 01/25/2007		4,300	4,286
UBS Finance Delaware LLC
5.245% due 01/08/2007		103,000	102,925
5.250% due 01/11/2007		6,400	6,393
Unicredit Delaware, Inc.
5.240% due 03/19/2007		1,000	988
Unicredito Italiano SpA
5.250% due 01/16/2007		25,000	24,953
Viacom, Inc.
5.594% due 05/29/2007		8,100	8,100
5.600% due 03/22/2007		5,700	5,700
5.620% due 05/29/2007		1,800	1,800
Westpac Capital Corp.
5.245% due 01/17/2007		60,100	59,977

			1,390,994

Repurchase Agreements 1.3%
Credit Suisse Securities (USA) LLC
4.800% due 01/02/2007		$3,100	$3,100
(Dated 12/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $3,187. Repurchase proceeds are $3,102.)
Lehman Brothers, Inc.
4.850% due 01/02/2007		30,000	30,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $30,699. Repurchase proceeds are $30,016.)
State Street Bank and Trust Co.
4.900% due 01/02/2007		7,655	7,655
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $7,808. Repurchase proceeds are $7,659.)

			40,755

U.S. Treasury Bills 0.5%
4.801% due 03/01/2007 - 03/15/2007 (c)(e)(g)		17,415	17,224

Total Short-Term Instruments (Cost $1,498,762)			1,498,575

Purchased Options (i) 0.2% (Cost $4,913)			7,775
Total Investments (f) 111.2% (Cost $3,610,167)			$3,612,325
Written Options (j) (0.3%)			(9,571)
(Premiums $5,292)
Other Assets and Liabilities (Net) (10.9%)			(353,435)

Net Assets 100.0%			$3,249,319

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) When-issued security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $4,698 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(f) As of December 31, 2006, portfolio securities with an aggregate value of $116,308 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Securities with an aggregate market value of $9,191 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2,104	$(72)
90-Day Eurodollar March Futures	Long	03/2007	3,400	(1,700)
90-Day Eurodollar March Futures	Long	03/2008	2,082	8
90-Day Eurodollar September Futures	Long	09/2007	57	56
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,769	(812)
U.S. Treasury 5-Year Note March Futures	Long	03/2007	540	(304)
U.S. Treasury 10-Year Note March Futures	Short	03/2007	1,410	1,726

				$(1,098)

(h) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	$1,600	$0
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	4,000	0
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	3,900	(4)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	1,600	(1)
Bear Stearns & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	3/20/2007	4,800	14
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	8,000	1
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	1,600	1
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	2,200	0
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	1,600	(1)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	3,900	(3)
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	6/20/2007	750	7
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	6/20/2007	1,000	12
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	6/20/2007	1,500	22
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	5/20/2007	2,000	6
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	13,600	5
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,000	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	1,700	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	4,000	(4)
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	12/20/2008	1,700	1
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	6/20/2007	500	8
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	6/20/2007	2,000	42
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	6/20/2007	1,000	17
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%	10/20/2007	4,500	8
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	8,000	1
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,200	0
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	6/20/2007	1,000	15
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	6/20/2007	2,000	33
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	6/20/2007	1,000	22
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007	5,000	71
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007	5,000	71
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	6/20/2007	1,000	16

						$360

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	$61,500	$(205)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012	7,100	(78)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	47,400	998
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	27,500	(92)
UBS AG	3-Month USD-LIBOR	Pay	4.000%	6/21/2007	410,000	2,092

						$2,715

(i) Purchased options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007	GBP	29,400	$123	$13
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007		28,000	103	23
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.063%	6/15/2007		28,000	121	21
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	7/9/2007		$190,600	943	1,866
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007		124,000	417	371
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	6/30/2007		464,700	2,101	4,481
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		112,200	464	229
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007		121,400	641	771

								$4,913	$7,775

(j) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP 8,400	$155	$40
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	7,000	105	34
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	8,000	121	39
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	7/9/2007	$62,500	943	2,025
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007	53,900	426	583
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	6/29/2007	204,000	2,147	5,161
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	7/2/2007	49,200	514	400
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007	73,300	881	1,289

							$5,292	$9,571

(k) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	4.250%	8/15/2015	$75,800	$74,152	$74,720
U.S. Treasury Notes	5.500%	5/15/2009	6,625	6,779	6,801

				$80,931	$81,521

(2)	Market value includes $1,412 of interest payable on short sales.

(l) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	280	01/2007	$3	$0	$3
Buy		22,060	05/2007	65	0	65
Buy	CLP	2,447,604	01/2007	0	(52)	(52)
Buy		63,745	06/2007	0	(1)	(1)
Buy	CNY	226,774	03/2007	273	0	273
Buy	EUR	67,700	01/2007	923	0	923
Sell		78,368	01/2007	0	(755)	(755)
Sell	GBP	6,296	01/2007	0	(75)	(75)
Buy	JPY	7,307,019	02/2007	0	(824)	(824)
Buy	KRW	9,461,871	02/2007	0	(63)	(63)
Buy	MXN	110,230	01/2007	15	(3)	12
Buy	PLN	27,358	04/2007	18	(64)	(46)
Buy	RUB	3,190	01/2007	1	0	1
Buy		294,981	03/2007	10	(12)	(2)
Buy		7,380	09/2007	0	(1)	(1)
Buy	SGD	12,490	04/2007	40	0	40
Buy	ZAR	22,036	05/2007	4	(8)	(4)
Buy		1,750	06/2007	1	0	1

				$1,353	$(1,858)	$(505)

See accompanying notes

Schedule of Investments

Small Cap StocksPLUS® TR Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 16.5%
Banking & Finance 14.0%
American Express Credit Corp.
5.410% due 03/02/2009	$30	$30
American Honda Finance Corp.
5.413% due 03/09/2009	30	30
ANZ National International Ltd.
5.415% due 08/07/2009	20	20
Bank of America Corp.
5.375% due 06/19/2009	30	30
5.471% due 08/02/2010	140	141
Bear Stearns Cos., Inc.
5.623% due 09/09/2009	30	30
BNP Paribas
5.186% due 06/29/2049	30	29
Caterpillar Financial Services Corp.
5.422% due 10/09/2009	10	10
5.435% due 05/18/2009	20	20
CIT Group, Inc.
5.580% due 05/23/2008	30	30
Citigroup Global Markets Holdings, Inc.
5.491% due 08/03/2009	20	20
Citigroup, Inc.
5.493% due 06/09/2009	10	10
5.525% due 05/18/2010	140	141
General Electric Capital Corp.
5.430% due 10/06/2010	10	10
5.466% due 04/28/2011	30	30
Goldman Sachs Group, Inc.
5.455% due 11/16/2009	110	110
5.704% due 07/23/2009	30	30
HSBC Finance Corp.
5.455% due 06/19/2009	110	110
International Lease Finance Corp.
5.516% due 06/26/2009	110	110
5.590% due 05/24/2010	20	20
John Deere Capital Corp.
5.424% due 07/15/2008	30	30
JPMorgan Chase & Co.
5.400% due 06/26/2009	80	80
5.562% due 10/02/2009	20	20
Lehman Brothers Holdings, Inc.
5.400% due 11/24/2008	10	10
5.460% due 04/03/2009	30	30
Merrill Lynch & Co., Inc.
5.460% due 06/16/2008	10	10
5.461% due 06/16/2008	20	20
Morgan Stanley
5.407% due 04/25/2008	30	30
5.485% due 02/09/2009	100	101
Nordea Bank Finland
5.292% due 03/31/2008	30	30
Santander U.S. Debt S.A. Unipersonal
5.425% due 09/19/2008	20	20
SLM Corp.
5.587% due 07/25/2008	20	20
Societe Generale NY
5.271% due 03/28/2008	30	30
Wachovia Corp.
5.426% due 10/28/2008	30	30
Wells Fargo & Co.
5.393% due 03/10/2008	20	20

		1,442

Industrials 1.6%
Anadarko Petroleum Corp.
5.760% due 09/15/2009	20	20
DaimlerChrysler N.A. Holding Corp.
5.600% due 03/07/2007	30	30
Diageo Capital PLC
5.474% due 11/10/2008	20	20
El Paso Corp.
6.950% due 12/15/2007	20	21
FedEx Corp.
5.455% due 08/08/2007	20	20
Home Depot, Inc.
5.490% due 12/16/2009	20	20
Safeway, Inc.
5.716% due 03/27/2009	30	30
Transocean, Inc.
5.566% due 09/05/2008	10	10

		171

Utilities 0.9%
AT&T, Inc.
5.584% due 11/14/2008	20	20
BellSouth Corp.
5.474% due 08/15/2008	20	20
Dominion Resources, Inc.
5.554% due 11/14/2008	40	40
Telecom Italia Capital S.A.
5.984% due 07/18/2011	10	10

		90

Total Corporate Bonds & Notes (Cost $1,700)		1,703

U.S. GOVERNMENT AGENCIES 57.5%
Fannie Mae
5.500% due 01/01/2037	1,500	1,483
6.000% due 01/01/2037	4,400	4,430

Total U.S. Government Agencies (Cost $5,938)		5,913

U.S. TREASURY OBLIGATIONS 61.1%
U.S. Treasury Notes
4.625% due 12/31/2011	2,600	2,591
4.750% due 12/31/2008	3,700	3,697

Total U.S. Treasury Obligations (Cost $6,289)		6,288

MORTGAGE-BACKED SECURITIES 5.5%
American Home Mortgage Investment Trust
5.500% due 09/25/2035	12	12
Citigroup Commercial Mortgage Trust
5.420% due 11/15/2036	19	19
Countrywide Alternative Loan Trust
5.510% due 02/25/2047	99	99
5.530% due 02/20/2047	30	30
HSI Asset Securitization Corp. Trust
5.480% due 07/25/2035	27	27
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	39	39
Indymac Index Mortgage Loan Trust
5.440% due 11/25/2046	28	28
LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	30	30
Structured Asset Securities Corp.
5.345% due 10/25/2035	28	28
5.400% due 05/25/2036	29	29
TBW Mortgage-Backed Pass-Through Certificates
5.450% due 09/25/2036	24	24
Washington Mutual, Inc.
5.557% due 01/25/2047	100	100
5.670% due 12/25/2027	68	68
5.770% due 09/25/2046	10	10
5.777% due 10/25/2046	24	25

Total Mortgage-Backed Securities (Cost $568)		568

ASSET-BACKED SECURITIES 17.8%
ACE Securities Corp.
5.380% due 10/25/2036	26	26
5.400% due 10/25/2036	18	18
5.410% due 05/25/2036	11	11
Ameriquest Mortgage Securities, Inc.
5.680% due 06/25/2034	8	8
Asset-Backed Funding Certificates
5.380% due 10/25/2036	8	8
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	39	39
5.625% due 09/25/2034	4	4
Bank One Issuance Trust
5.380% due 10/15/2009	75	75
5.460% due 12/15/2010	80	80
Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036	39	39
Capital One Auto Finance Trust
5.340% due 12/14/2007	40	40
Chase Credit Card Master Trust
5.390% due 09/15/2009	20	20
5.450% due 06/15/2009	20	20
5.450% due 10/15/2009	50	50
5.460% due 02/15/2011	10	10
Chase Issuance Trust
5.360% due 02/15/2011	100	100
Citigroup Mortgage Loan Trust, Inc.
5.390% due 08/25/2036	16	16
5.400% due 11/25/2036	29	30
5.650% due 11/25/2034	2	2
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	79	79
5.370% due 03/25/2047	18	18
5.380% due 03/25/2037	19	19
5.400% due 01/25/2037	16	16
5.400% due 05/25/2037	40	40
5.460% due 10/25/2046	9	9
DaimlerChrysler Auto Trust
5.250% due 05/08/2009	10	10
5.329% due 12/08/2007	100	100
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	29	29
5.380% due 06/25/2036	25	25
5.440% due 01/25/2036	17	17
5.440% due 11/25/2036	13	13
Fremont Home Loan Trust
5.390% due 02/25/2037	23	23
5.400% due 05/25/2036	14	14
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	18	18
GSAMP Trust
5.390% due 09/25/2036	19	19
HFC Home Equity Loan Asset-Backed Certificates
5.420% due 03/20/2036	100	100
Home Equity Asset Trust
5.470% due 01/25/2036	21	21
Lehman XS Trust
5.420% due 05/25/2046	29	29
5.430% due 11/25/2046	28	28
5.470% due 11/25/2036	10	10
Long Beach Mortgage Loan Trust
5.380% due 10/25/2036	28	28
MBNA Credit Card Master Note Trust
5.450% due 12/15/2011	35	35
Merrill Lynch Mortgage Investors, Inc.
5.440% due 10/25/2037	27	27
Morgan Stanley ABS Capital I
5.360% due 10/25/2036	29	29
5.370% due 09/25/2036	28	28
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	38	38
Option One Mortgage Loan Trust
5.360% due 02/25/2037	38	38
Park Place Securities, Inc.
5.662% due 10/25/2034	25	25
Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036	24	24
Residential Asset Securities Corp.
5.360% due 08/25/2036	17	17
5.420% due 11/25/2036	29	29
Saxon Asset Securities Trust
5.380% due 11/25/2036	18	18
SBI HELOC Trust
5.490% due 08/25/2036	18	18
SLM Student Loan Trust
5.345% due 10/25/2012	20	20
Soundview Home Equity Loan Trust
5.410% due 12/25/2036	100	100
5.580% due 06/25/2035	28	28
Specialty Underwriting & Residential Finance
5.395% due 11/25/2037	38	38
Structured Asset Securities Corp.
5.370% due 10/25/2036	28	28
5.450% due 07/25/2035	11	11
Triad Auto Receivables Owner Trust
5.341% due 11/13/2007	22	22

Total Asset-Backed Securities (Cost $1,833)		1,834

	Shares
PREFERRED STOCKS 0.2%
DG Funding Trust
7.614% due 12/31/2049	2	21

Total Preferred Stocks (Cost $21)		21

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 60.7%
Certificates of Deposit 0.4%
Barclays Bank PLC
5.265% due 01/29/2007	$40	40

Commercial Paper 42.5%
Abbey National N.A. LLC
5.200% due 04/02/2007	200	197
Bank of America Corp.
5.210% due 03/28/2007	200	197
Barclays U.S. Funding Corp.
5.250% due 03/14/2007	200	198
Calyon N.A. LLC
5.240% due 02/08/2007	100	100
CBA (de) Finance
5.240% due 02/21/2007	100	99
5.250% due 03/07/2007	200	198
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	100	98
Dexia Delaware LLC
5.240% due 02/20/2007	200	199
Freddie Mac
5.150% due 01/09/2007	1,800	1,798
HBOS Treasury Services PLC
5.225% due 03/06/2007	400	396
Societe Generale NY
5.200% due 04/02/2007	200	197
UBS Finance Delaware LLC
5.270% due 01/05/2007	400	400
Westpac Capital Corp.
5.210% due 03/29/2007	300	296

		4,373

Repurchase Agreements 13.0%
Lehman Brothers, Inc.
4.850% due 01/02/2007	1,000	1,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 02/28/2011 valued at $1,025. Repurchase proceeds are $1,001.)
State Street Bank and Trust Co.
4.900% due 01/02/2007	337	337
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $348. Repurchase proceeds are $337.)

		1,337

U.S. Treasury Bills 4.8%
4.851% due 03/01/2007 - 03/15/2007 (a)(c)	501	496

Total Short-Term Instruments (Cost $6,248)		6,246

Purchased Options (e) 0.0% (Cost $15)		5
Total Investments (b) 219.3% (Cost $22,612)		$22,578
Written Options (f) (0.0%) (Premiums $10)		(4)
Other Assets and Liabilities (Net) (119.3%)		(12,283)

Net Assets 100.0%		$10,291

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of December 31, 2006, portfolio securities with an aggregate value of $6,856 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $496 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	19	$(7)
90-Day Eurodollar June Futures	Long	06/2007	8	(1)
90-Day Eurodollar June Futures	Long	06/2008	10	(9)
90-Day Eurodollar March Futures	Long	03/2008	10	(10)
90-Day Eurodollar September Futures	Long	09/2007	4	0
90-Day Eurodollar September Futures	Long	09/2008	10	(8)
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 112.5000	Long	03/2007	8	0
Russell 2000 Emini Index March Futures	Long	03/2007	76	(60)
Russell 2000 Index March Futures	Long	03/2007	11	(67)
U.S. Treasury 10-Year Note March Futures	Short	03/2007	4	5

				$(157)

(d) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	$10	$0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%	6/20/2007	100	1

						$1

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	$2,500	$(21)

(e) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$103.000	2/23/2007	16	$0	$0
Put - CME 90-Day Eurodollar September Futures	90.500	9/17/2007	1	0	0
Put - OTC Mini S&P March Futures	510.000	3/17/2007	58	2	0

				$2	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007	$5,000	$12	$4

Options on Securities	StrikePrice	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 03/01/2037	$$87.969	3/6/2007	$1,500	$0	$0
Put - OTC Fannie Mae 6.000% due 03/01/2037	90.750	3/6/2007	4,400	1	1
Put - OTC Fannie Mae 6.500% due 03/01/2037	93.000	3/6/2007	4,400	0	0

				$1	$1

(f) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.750%	7/2/2007	$1,000	$10	$4

(g) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	2	05/2007	$0	$0	$0
Buy		7	06/2007	0	0	0
Buy	CAD	11	01/2007	0	(1)	(1)
Sell		10	01/2007	1	0	1
Buy	CNY	23	11/2007	0	0	0
Buy	EUR	15	01/2007	0	0	0
Sell		25	01/2007	0	0	0
Buy	GBP	4	01/2007	0	0	0
Sell	JPY	2,859	01/2007	0	0	0
Buy		7,331	02/2007	0	(1)	(1)
Sell		470	02/2007	0	0	0
Buy	KRW	3,907	05/2007	0	0	0
Buy	PHP	395	03/2007	0	0	0
Buy	RUB	80	03/2007	0	0	0
Buy	SGD	2	01/2007	0	0	0
Buy		24	07/2007	0	0	0
Buy	TWD	34	02/2007	0	0	0

				$1	$(2)	$(1)

See accompanying notes

Schedule of Investments

StocksPLUS® Fund

December 31, 2006 (Unaudited)

		Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 1.2%
Allied Waste North America, Inc.
5.322% due 01/15/2012		$431		$432
7.170% due 01/15/2012		1,069		1,072
Fresenius Medical Care Capital Trust
6.742% due 03/22/2013		983		979
Reynolds American, Inc.
7.188% due 05/31/2012		8,710		8,779
7.250% due 05/31/2012		268		270

Total Bank Loan Obligations (Cost $11,463)				11,532

CORPORATE BONDS & NOTES 33.3%
Banking & Finance 20.6%
American Express Bank FSB
5.410% due 10/20/2009		2,100		2,102
American Express Centurion Bank
5.350% due 05/07/2008		1,900		1,901
American Express Credit Corp.
5.350% due 06/12/2007		2,700		2,701
5.410% due 11/09/2009		2,100		2,101
American General Finance Corp.
5.406% due 03/23/2007		900		900
American International Group, Inc.
5.365% due 06/23/2008		8,600		8,605
Atlantic & Western Re Ltd.
11.372% due 01/09/2007		300		300
Bank of America Corp.
5.375% due 06/19/2009		9,600		9,611
5.378% due 11/06/2009		500		500
Bank of America N.A.
5.361% due 12/18/2008		4,100		4,100
5.377% due 07/25/2008		100		100
Bank of Ireland
5.415% due 12/18/2009		5,100		5,093
Bear Stearns Cos., Inc.
5.465% due 08/21/2009		3,000		3,005
5.676% due 01/30/2009		2,300		2,312
BNP Paribas
5.292% due 05/28/2008		1,600		1,600
Caterpillar Financial Services Corp.
5.446% due 10/28/2008		400		401
CIT Group, Inc.
5.000% due 11/24/2008		1,700		1,692
5.515% due 12/19/2008		1,500		1,504
Citigroup Global Markets Holdings, Inc.
5.390% due 03/07/2008		7,100		7,108
5.461% due 03/17/2009		2,000		2,003
Citigroup, Inc.
5.406% due 12/26/2008		1,600		1,602
5.416% due 01/30/2009		1,000		1,001
DnB NORBank ASA
5.443% due 10/13/2009		1,800		1,801
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)		1,100		913
Export-Import Bank of Korea
5.615% due 11/16/2010		5,900		5,909
Ford Motor Credit Co.
5.560% due 03/13/2007		2,700		2,683
6.192% due 09/28/2007		2,600		2,597
6.315% due 03/21/2007		8,500		8,499
7.200% due 06/15/2007		900		901
7.375% due 10/28/2009		600		602
Fortis Bank
5.265% due 04/28/2008		4,500		4,501
Foundation Re II Ltd.
12.123% due 11/26/2010		2,500		2,500
General Electric Capital Corp.
5.410% due 01/05/2009		100		100
5.430% due 10/06/2010		2,400		2,402
General Motors Acceptance Corp.
6.516% due 09/23/2008		7,400		7,446
Goldman Sachs Group, Inc.
5.406% due 12/23/2008		500		500
5.455% due 12/22/2008		3,600		3,606
5.456% due 06/23/2009		3,100		3,104
5.464% due 03/30/2007		2,200		2,201
5.495% due 10/05/2007		700		701
HSBC Finance Corp.
5.490% due 09/15/2008		1,400		1,404
6.538% due 11/13/2007		10,100		10,166
JPMorgan Chase & Co.
5.400% due 06/26/2009		1,500		1,502
Lehman Brothers Holdings, Inc.
5.415% due 12/23/2008		200		200
5.475% due 08/21/2009		2,000		2,002
5.475% due 11/16/2009		4,200		4,203
5.576% due 12/23/2010		2,500		2,509
5.624% due 11/10/2009		1,300		1,307
Merrill Lynch & Co., Inc.
5.395% due 12/22/2008		5,500		5,502
5.414% due 10/23/2008		2,400		2,402
5.450% due 12/04/2009		2,300		2,302
Morgan Stanley
5.390% due 11/21/2008		1,600		1,601
5.485% due 02/09/2009		2,800		2,806
5.624% due 01/18/2011		3,300		3,314
Nordea Bank Finland
5.267% due 03/31/2008		1,500		1,500
5.308% due 05/28/2008		1,600		1,601
Osiris Capital PLC
8.210% due 01/15/2010		5,000		5,014
Phoenix Quake Ltd.
7.820% due 07/03/2008		500		504
Phoenix Quake Wind Ltd.
7.820% due 07/03/2008		600		603
Prudential Financial, Inc.
5.510% due 06/13/2008		4,400		4,413
Royal Bank of Scotland Group PLC
5.365% due 12/21/2007		3,400		3,404
5.424% due 07/21/2008		1,600		1,602
Santander U.S. Debt S.A. Unipersonal
5.375% due 09/21/2007		5,800		5,806
5.425% due 09/19/2008		6,500		6,511
Societe Generale NY
5.258% due 06/11/2007		1,600		1,600
5.299% due 06/30/2008		2,000		1,999
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008		9,900		9,905
Vita Capital Ltd.
6.710% due 01/01/2007		300		300
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008		1,900		1,903
Wachovia Corp.
5.426% due 10/28/2008		4,170		4,177
5.506% due 10/15/2011		5,700		5,711
Westpac Banking Corp.
5.310% due 06/06/2008		1,200		1,200

				210,181

Industrials 7.5%
Anadarko Petroleum Corp.
5.760% due 09/15/2009		2,000		2,010
Cox Communications, Inc.
5.910% due 12/14/2007		1,300		1,306
DaimlerChrysler N.A. Holding Corp.
5.600% due 03/07/2007		2,900		2,901
5.833% due 09/10/2007		1,800		1,804
El Paso Corp.
7.625% due 08/16/2007		2,360		2,395
General Electric Co.
5.393% due 12/09/2008		9,600		9,611
Home Depot, Inc.
5.490% due 12/16/2009		2,000		2,001
JC Penney Corp., Inc.
7.375% due 08/15/2008		700		717
Mandalay Resort Group
10.250% due 08/01/2007		2,500		2,572
MGM Mirage
9.750% due 06/01/2007		5,200		5,291
Northwest Pipeline Corp.
6.625% due 12/01/2007		1,372		1,382
Oracle Corp.
5.603% due 01/13/2009		3,800		3,808
Pemex Project Funding Master Trust
5.970% due 12/03/2012		3,600		3,615
Reynolds American, Inc.
6.500% due 06/01/2007		3,000		3,019
Southern Natural Gas Co.
6.700% due 10/01/2007		2,200		2,227
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		4,000		4,017
Telecom Italia Capital S.A.
5.851% due 02/01/2011		1,300		1,295
Time Warner, Inc.
5.606% due 11/13/2009		10,100		10,114
Transcontinental Gas Pipe Line Corp.
6.654% due 04/15/2008		5,400		5,427
Transocean, Inc.
5.566% due 09/05/2008		2,400		2,403
Wal-Mart Stores, Inc.
5.265% due 06/16/2008		4,400		4,400
Williams Cos., Inc.
5.935% due 02/16/2007		4,300		4,311

				76,626

Utilities 5.2%
America Movil S.A. de C.V.
5.466% due 06/27/2008		2,700		2,698
AT&T, Inc.
4.214% due 06/05/2021		2,900		2,892
5.584% due 11/14/2008		2,000		2,007
CMS Energy Corp.
9.875% due 10/15/2007		6,400		6,632
Dominion Resources, Inc.
5.554% due 11/14/2008		4,460		4,463
5.662% due 09/28/2007		3,000		3,002
Entergy Gulf States, Inc.
6.100% due 12/08/2008		3,000		3,008
Florida Power Corp.
5.774% due 11/14/2008		1,900		1,905
Mission Energy Holdings International, Inc.
13.500% due 07/15/2008		1,700		1,883
NiSource Finance Corp.
5.940% due 11/23/2009		600		601
Progress Energy, Inc.
5.824% due 01/15/2010		1,500		1,506
Public Service Enterprise Group, Inc.
5.740% due 09/21/2008		1,800		1,802
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		2,900		2,922
Qwest Corp.
8.610% due 06/15/2013		3,400		3,697
Sierra Pacific Power Co.
8.000% due 06/01/2008		8,593		8,874
Southern California Edison Co.
5.471% due 02/02/2009		2,000		2,004
Telefonica Emisones SAU
5.665% due 06/19/2009		2,600		2,605

				52,501

Total Corporate Bonds & Notes (Cost $338,595)				339,308

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021		1,835		1,841

Total Municipal Bonds & Notes (Cost $1,827)				1,841

U.S. GOVERNMENT AGENCIES 16.1%
Fannie Mae
4.626% due 09/01/2035		9,372		9,343
4.678% due 12/01/2033		3,148		3,149
4.785% due 04/01/2035		7,389		7,322
5.000% due 11/01/2019 - 04/25/2033		36,957		36,317
5.470% due 03/25/2034		2,099		2,102
5.500% due 09/01/2033 - 01/01/2037		43,296		42,819
5.527% due 07/01/2018 - 11/01/2028		530		535
5.528% due 02/01/2027		7		7
5.632% due 04/01/2018		56		57
5.680% due 08/01/2029		44		44
5.750% due 05/25/2031 - 11/25/2032		6,560		6,590
5.958% due 07/01/2044		742		748
6.000% due 01/01/2017 - 01/01/2037		3,489		3,525
6.187% due 09/01/2034		2,213		2,234
6.339% due 12/01/2036		2,234		2,257
6.500% due 09/25/2008 (b)		4		0
6.722% due 11/01/2035		1,465		1,500
7.000% due 02/01/2015 - 03/01/2015		1,576		1,622
7.095% due 05/01/2022		9		9
7.500% due 09/01/2015 - 05/01/2016		1,147		1,188
8.000% due 03/01/2030 - 07/01/2031		251		265
Federal Home Loan Bank
0.000% due 02/05/2007		1,100		1,081
2.125% due 02/27/2012		2,400		2,224
5.500% due 06/30/2008		4,400		4,403
Freddie Mac
4.714% due 06/01/2035		6,368		6,285
5.000% due 07/15/2024		5,439		5,415
5.363% due 07/01/2019		680		693
5.500% due 08/15/2030		94		93
5.700% due 12/15/2030 - 02/15/2031		1,695		1,699
5.750% due 06/15/2018		591		592
5.958% due 02/25/2045		3,380		3,376
6.000% due 03/01/2016 - 01/01/2037		8,325		8,401
6.391% due 12/01/2022		64		65
6.500% due 10/25/2043		2,884		2,946
6.687% due 06/01/2022		29		30
8.500% due 04/01/2025 - 06/01/2025		25		27
Government National Mortgage Association
4.000% due 07/16/2027		475		471
5.125% due 12/20/2022 - 12/20/2027		515		522
5.375% due 02/20/2026 - 02/20/2028		1,273		1,287
5.750% due 07/20/2018 - 09/20/2030		2,753		2,785
8.000% due 04/20/2030		242		256

Total U.S. Government Agencies (Cost $165,205)				164,284

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (e)
3.625% due 01/15/2008 (g)		15,367		15,535

Total U.S. Treasury Obligations (Cost $15,855)				15,535

MORTGAGE-BACKED SECURITIES 12.0%
Arkle Master Issuer PLC
5.330% due 11/19/2007		5,100		5,109
Banc of America Funding Corp.
4.114% due 05/25/2035		2,303		2,251
Banc of America Mortgage Securities
6.500% due 10/25/2031		1,177		1,194
Bank Mart
4.567% due 03/01/2019 (k)		727		709
Bear Stearns Adjustable Rate Mortgage Trust
4.636% due 01/25/2034		2,704		2,698
4.750% due 10/25/2035		8,803		8,709
5.056% due 04/25/2033		832		834
5.328% due 02/25/2033		308		307
5.583% due 01/25/2034		584		587
Bear Stearns Alt-A Trust
5.510% due 02/25/2034		2,500		2,502
Citigroup Commercial Mortgage Trust
5.420% due 11/15/2036		2,988		2,993
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		2,299		2,283
Countrywide Alternative Loan Trust
5.530% due 02/20/2047		2,099		2,106
6.000% due 10/25/2033		1,766		1,746
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2046 (c)		1,900		1,903
CS First Boston Mortgage Securities Corp.
5.601% due 03/25/2032		945		943
6.067% due 06/25/2032		70		70
7.031% due 06/25/2032		78		79
Fund America Investors Corp. II
6.613% due 06/25/2023		18		18
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046		2,384		2,386
5.620% due 11/25/2045		1,339		1,342
GSR Mortgage Loan Trust
5.700% due 01/25/2034		552		552
Harborview Mortgage Loan Trust
5.540% due 12/19/2036		4,997		5,006
Impac CMB Trust
5.750% due 07/25/2033		2,188		2,189
5.850% due 04/25/2034		836		837
6.110% due 10/25/2033		142		142
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		1,955		1,957
Indymac Index Mortgage Loan Trust
5.440% due 11/25/2046		1,868		1,875
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021		1,674		1,675
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,306		2,271
Mellon Residential Funding Corp.
5.830% due 06/15/2030		5,102		5,102
Merrill Lynch Floating Trust
5.420% due 06/15/2022		6,809		6,813
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		774		767
MLCC Mortgage Investors, Inc.
6.994% due 01/25/2029		1,856		1,869
Prime Mortgage Trust
5.750% due 02/25/2019		210		210
5.750% due 02/25/2034		903		906
Resecuritization Mortgage Trust
5.600% due 04/26/2021		1		1
Residential Accredit Loans, Inc.
5.650% due 08/25/2035		3,250		3,255
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		828		833
Salomon Brothers Mortgage Securities VII
7.262% due 12/25/2030		1,035		1,033
Structured Asset Mortgage Investments, Inc.
5.630% due 02/25/2036		1,143		1,145
9.527% due 06/25/2029		1,029		1,110
TBW Mortgage-Backed Pass-Through Certificates
5.460% due 01/25/2037		10,200		10,210
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		2,082		2,082
Wachovia Bank Commercial Mortgage Trust
5.440% due 09/15/2021		7,516		7,521
Washington Mutual, Inc.
5.590% due 12/25/2045		1,672		1,678
5.596% due 02/27/2034		2,376		2,382
5.640% due 10/25/2045		897		898
5.665% due 11/25/2034		972		973
5.827% due 02/25/2046		8,881		8,944
6.027% due 11/25/2042		627		629
6.227% due 06/25/2042		2,707		2,711
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		3,733		3,691

Total Mortgage-Backed Securities (Cost $122,240)				122,036

ASSET-BACKED SECURITIES 6.5%
AFC Home Equity Loan Trust
5.900% due 06/25/2028		531		532
Argent Securities, Inc.
5.420% due 04/25/2036		995		995
5.470% due 10/25/2035		168		168
5.490% due 02/25/2036		944		945
Asset-Backed Funding Certificates
5.380% due 01/25/2037		2,064		2,065
Asset-Backed Securities Corp. Home Equity
5.510% due 05/25/2035		2,012		2,014
Capital One Auto Finance Trust
5.340% due 12/14/2007		1,700		1,701
Chase Funding Mortgage Loan Asset-Backed Certificates
5.720% due 10/25/2032		437		437
Citigroup Mortgage Loan Trust, Inc.
5.400% due 11/25/2036		1,377		1,378
5.450% due 07/25/2035		68		68
Countrywide Asset-Backed Certificates
5.420% due 12/25/2036		2,100		2,102
CS First Boston Mortgage Securities Corp.
5.660% due 01/25/2032		466		467
Fremont Home Loan Trust
5.370% due 10/25/2036		5,322		5,325
5.440% due 01/25/2036		264		265
GSAMP Trust
5.470% due 12/25/2035		2,670		2,670
GSR Mortgage Loan Trust
5.450% due 11/25/2030		1,106		1,107
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036		1,282		1,279
JPMorgan Mortgage Acquisition Corp.
5.420% due 11/25/2036		777		778
Lehman XS Trust
5.420% due 05/25/2046		1,146		1,146
Long Beach Mortgage Loan Trust
5.440% due 01/25/2036		1,441		1,442
5.550% due 11/25/2034		827		828
5.630% due 10/25/2034		501		501
Merrill Lynch Mortgage Investors, Inc.
5.420% due 08/25/2036		10,200		10,210
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		1,247		1,246
New Century Home Equity Loan Trust
5.460% due 09/25/2035		66		66
Residential Asset Mortgage Products, Inc.
5.450% due 05/25/2035		899		900
Residential Asset Securities Corp.
5.420% due 11/25/2036		2,685		2,687
5.460% due 10/25/2035		841		842
Saxon Asset Securities Trust
5.380% due 11/25/2036		1,364		1,365
SG Mortgage Securities Trust
5.450% due 10/25/2035		865		865
SLM Student Loan Trust
5.392% due 04/25/2012		6,400		6,399
Soundview Home Equity Loan Trust
5.450% due 12/25/2035		504		505
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		3,945		3,948
Structured Asset Securities Corp.
5.450% due 07/25/2035		824		824
5.480% due 12/25/2035		2,227		2,229
Wachovia Auto Owner Trust
4.820% due 02/20/2009		1,757		1,755
Wells Fargo Home Equity Trust
5.400% due 01/25/2037		1,700		1,702
5.470% due 12/25/2035		2,764		2,766

Total Asset-Backed Securities (Cost $66,483)				66,522

SOVEREIGN ISSUES 0.8%
Hydro Quebec
5.562% due 09/29/2049		1,200		1,134
Korea Development Bank
5.651% due 11/22/2012		2,200		2,207
Mexico Government International Bond
6.073% due 01/13/2009		4,700		4,748

Total Sovereign Issues (Cost $7,925)				8,089

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%
New Zealand Government Bond
4.500% due 02/15/2016	NZD	9,750		9,434

Total Foreign Currency-Denominated Issues (Cost $6,677)				9,434

		Shares
PREFERRED STOCKS 1.0%
DG Funding Trust
7.614% due 12/31/2049		913		9,621

Total Preferred Stocks (Cost $9,564)				9,621

		Principal Amount (000s	)
SHORT-TERM INSTRUMENTS 28.1%
Certificates of Deposit 1.3%
Skandinav Enskilda BK
5.272% due 07/06/2007		$2,700		2,627
5.300% due 10/03/2007		6,200		6,199
Societe Generale NY
5.258% due 06/20/2007		4,400		4,290

				13,116

Commercial Paper 17.8%
Bank of America Corp.
5.250% due 01/12/2007		300		300
5.250% due 01/18/2007		800		798
Barclays U.S. Funding Corp.
5.250% due 01/12/2007		100		100
5.250% due 01/17/2007		300		299
Cox Communications, Inc.
5.449% due 01/16/2007		1,200		1,200
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		4,900		4,777
Danske Corp.
5.255% due 01/18/2007		1,600		1,597
Dexia Delaware LLC
5.240% due 01/18/2007		27,300		27,241
Rabobank USA Financial Corp.
5.280% due 01/02/2007		28,000		28,000
Societe Generale NY
5.225% due 03/01/2007		900		893
5.230% due 02/09/2007		700		696
5.235% due 02/16/2007		300		298
5.245% due 01/08/2007		2,400		2,398
5.270% due 01/02/2007		12,800		12,800
Time Warner, Inc.
5.360% due 04/12/2007		10,400		10,243
UBS Finance Delaware LLC
5.205% due 01/26/2007		9,000		8,970
5.225% due 03/08/2007		600		594
5.240% due 01/08/2007		500		500
5.245% due 01/08/2007		20,600		20,585
Unicredito Italiano SpA
5.255% due 01/16/2007		27,200		27,148
Viacom, Inc.
5.594% due 05/29/2007		1,500		1,467
5.600% due 03/22/2007		800		790
Westpac Capital Corp.
5.240% due 01/03/2007		27,000		27,000
5.245% due 01/17/2007		3,000		2,994

				181,688

Repurchase Agreements 4.2%
Lehman Brothers, Inc.
4.850% due 01/02/2007		36,000		36,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $36,806. Repurchase proceeds are $36,019.)
State Street Bank and Trust Co.
4.900% due 01/02/2007		7,026		7,026
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $7,170. Repurchase proceeds are $7,030.)

				43,026

U.S. Treasury Bills 4.8%
4.820% due 03/01/2007 - 03/15/2007 (d)(g)		49,323		48,813

Total Short-Term Instruments (Cost $286,931)				286,643

Purchased Options (i) 0.1% (Cost $1,098)				1,169
Total Investments (f) 101.7% (Cost $1,033,863)				$1,036,014
Written Options (j) (0.2%) (Premiums $1,169)				(1,594)
Other Assets and Liabilities (Net) (1.5%)				(15,278)

Net Assets 100.0%				$1,019,142

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) When-issued security.

(d) Coupon represents a weighted average rate.

(e) Principal amount of security is adjusted for inflation.

(f) As of December 31, 2006, portfolio securities with an aggregate value of $81,793 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Securities with an aggregate market value of $64,348 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	45	$(49)
90-Day Euribor June Futures	Long	06/2007	60	(34)
90-Day Euribor June Futures Put Options Strike @ EUR 96.125	Short	06/2007	403	(153)
90-Day Euribor September Futures	Long	09/2007	105	(96)
90-Day Eurodollar December Futures	Long	12/2007	1,720	(579)
90-Day Eurodollar June Futures	Long	06/2007	261	(175)
90-Day Eurodollar March Futures	Long	03/2008	111	(52)
90-Day Eurodollar September Futures	Long	09/2007	1,937	(856)
90-Day Euroyen December Futures	Long	12/2007	59	(8)
90-Day Euroyen September Futures	Long	09/2007	100	(13)
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.000	Short	03/2007	32	4
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 116.000	Short	03/2007	32	(21)
S&P 500 Emini Index March Futures	Long	03/2007	9,256	4,377
S&P 500 Index March Futures	Long	03/2007	969	2,610
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	56	(28)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	37	(22)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	79	(39)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	672	1,328

				$6,194

(h) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	9/20/2007	JPY	76,000	$5
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	3/20/2007		$2,800	8
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	3/20/2008		4,200	1
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%	11/20/2007		3,200	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007		3,200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007		2,600	0
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011		3,200	42
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.320%	2/20/2007		4,000	3
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	3/20/2007		2,800	8
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%	12/20/2007		5,200	(2)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	3/20/2007		900	5
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	5/20/2007		1,500	5
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	6/20/2007		2,000	44
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	3/20/2007		17,500	50
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	4/20/2007		200	1
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007		1,500	34
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008		1,200	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	12/20/2008		1,200	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		3,900	18
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%	11/20/2007		5,300	4
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%	11/20/2007		3,200	4
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007		4,800	5
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007		5,300	6
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	6/20/2007		2,500	58
UBS AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007		3,200	(1)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	6/20/2007		1,000	12

							$310

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	2,900	$(8)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	1/4/2010	BRL	1,800	8
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	1/4/2010		2,000	5
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,300	37
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	19
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007	GBP	4,700	(87)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	9/20/2009		800	(27)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016	JPY	10,000	0

							$(53)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-Month USD-LIBOR plus 0.030%	5/15/2007	8	$(191)

(i) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar March Futures	$92.000	3/19/2007	2,486	$24	$0
Put - CME S&P March Futures	900.000	3/16/2007	1,934	55	0

				$79	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007	EUR	8,000	$37	$13
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007	GBP	3,900	18	3
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007		2,600	15	2
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		$35,000	140	49
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	7/9/2007		88,700	439	868
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		19,000	89	27
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007		41,400	139	124
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	6/30/2007		7,100	30	69
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		27,000	112	55

								$1,019	$1,210

Straddle Options

Description	Counterparty	Exercise Price(2)	Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	1/17/2007	$3,000	$0	$(41)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$116.000	2/23/2007	286	$53	$22
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	286	62	148
Put - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	35	19	9

				$134	$179

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007	EUR	3,000	$36	$23
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP	1,100	18	5
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		700	14	3
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		$15,000	144	69
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	7/9/2007		29,100	440	943
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		8,000	89	37
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007		18,000	142	195
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	6/29/2007		3,100	31	79
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		11,600	121	94

								$1,035	$1,448

Straddle Options

Description	Counterparty	Exercise Price(3)	Expiration Date	Notional Amount	Premium	(3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	1/17/2007	$3,000	$0		$33

(3)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(k) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	3/1/2019	07/07/1995 - 06/12/1997	$729	$709	0.07%

(l) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	1/1/2037	$1,000	$998	$988

(m) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	2,066	01/2007	$4	$0	$4
Sell		2,066	01/2007	0	(9)	(9)
Buy		4,306	05/2007	18	0	18
Buy		4,706	06/2007	34	0	34
Buy	CNY	9,454	03/2007	2	0	2
Buy		960	09/2007	3	0	3
Buy		10,360	11/2007	17	0	17
Buy	EUR	32,300	01/2007	440	0	440
Sell		30,176	01/2007	21	(277)	(256)
Buy	GBP	412	01/2007	5	0	5
Sell		295	01/2007	3	0	3
Sell	JPY	2,289,200	01/2007	135	(3)	132
Buy		2,388,664	02/2007	0	(269)	(269)
Sell		180,599	02/2007	18	0	18
Buy	KRW	119,281	02/2007	3	0	3
Buy		1,391,621	05/2007	15	0	15
Buy	MXN	3,678	04/2007	0	0	0
Sell	NZD	11,459	01/2007	0	(421)	(421)
Buy	PHP	28,187	03/2007	0	(3)	(3)
Buy	RUB	25,708	03/2007	11	0	11
Buy		24,216	11/2007	0	0	0
Buy		45,515	12/2007	0	(5)	(5)
Buy	SGD	196	01/2007	2	0	2
Buy		1,735	07/2007	1	0	1
Buy	TWD	4,111	02/2007	2	0	2

				$734	$(987)	$(253)

See accompanying notes

Schedule of Investments

StocksPLUS® Total Return Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 13.8%
Banking & Finance 12.0%
American Express Credit Corp.
5.410% due 11/09/2009		$1,200	$1,201
American General Finance Corp.
5.406% due 03/23/2007		300	300
American International Group, Inc.
5.050% due 10/01/2015		100	97
Bank of America Corp.
5.378% due 11/06/2009		400	400
5.451% due 09/18/2009		800	801
Bank of America N.A.
5.377% due 07/25/2008		900	901
Bank of Ireland
5.415% due 12/18/2009		1,500	1,498
Bear Stearns Cos., Inc.
5.676% due 01/30/2009		700	704
BNP Paribas
5.186% due 06/29/2049		1,200	1,154
5.292% due 05/28/2008		500	500
Calabash Re II Ltd. (a)
13.746% due 01/08/2010		1,000	1,001
14.946% due 01/08/2010		1,000	1,001
16.246% due 01/08/2010		800	800
Citigroup Global Markets Holdings, Inc.
5.461% due 03/17/2009		600	601
Citigroup, Inc.
5.392% due 12/28/2009		700	700
5.406% due 12/26/2008		900	901
5.416% due 01/30/2009		1,200	1,201
6.125% due 08/25/2036		1,200	1,254
DnB NORBank ASA
5.443% due 10/13/2009		600	600
Export-Import Bank of China
4.875% due 07/21/2015		100	97
General Electric Capital Corp.
5.410% due 10/26/2009		2,100	2,101
GMAC LLC
6.000% due 12/15/2011		100	100
Goldman Sachs Group, Inc.
5.406% due 12/23/2008		500	500
5.455% due 12/22/2008		1,500	1,503
5.455% due 11/16/2009		800	801
5.456% due 06/23/2009		1,000	1,001
HBOS PLC
5.920% due 09/29/2049		100	98
JPMorgan Chase & Co.
5.400% due 06/26/2009		500	500
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036		100	104
Lehman Brothers Holdings, Inc.
5.460% due 04/03/2009		2,400	2,404
5.464% due 01/23/2009		900	902
Merrill Lynch & Co., Inc.
5.414% due 10/23/2008		1,000	1,001
5.461% due 08/22/2008		400	401
5.464% due 08/14/2009		1,200	1,201
MetLife, Inc.
6.400% due 12/15/2036		300	302
Morgan Stanley
5.390% due 11/21/2008		500	500
5.499% due 02/15/2007		3,400	3,401
Mystic Re Ltd.
11.670% due 12/05/2008		800	800
Nordea Bank Finland
5.267% due 03/31/2008		$500	$500
5.308% due 05/28/2008		500	500
Petroleum Export Ltd.
5.265% due 06/15/2011		89	87
Resona Bank Ltd.
5.850% due 09/29/2049		200	196
Royal Bank of Scotland Group PLC
5.424% due 07/21/2008		500	500
Santander U.S. Debt S.A. Unipersonal
5.425% due 09/19/2008		3,300	3,306
SLM Corp.
5.517% due 07/27/2009		400	401
Societe Generale NY
5.258% due 06/11/2007		500	500
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,100	1,077
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008		2,600	2,601
USB Capital IX
6.189% due 04/15/2049		100	102
Wachovia Corp.
5.410% due 12/01/2009		200	200
5.426% due 10/28/2008		1,700	1,703
5.506% due 10/15/2011		1,500	1,503

			46,508

Industrials 1.0%
Anadarko Petroleum Corp.
5.760% due 09/15/2009		800	804
CODELCO, Inc.
6.150% due 10/24/2036		100	103
Cox Communications, Inc.
5.875% due 12/01/2016		100	99
HJ Heinz Co.
6.428% due 12/01/2008		100	102
Home Depot, Inc.
5.250% due 12/16/2013		100	99
Peabody Energy Corp.
7.875% due 11/01/2026		200	216
Pemex Project Funding Master Trust
5.750% due 12/15/2015		200	199
7.375% due 12/15/2014		10	11
Transocean, Inc.
5.566% due 09/05/2008		500	501
Wal-Mart Stores, Inc.
5.265% due 06/16/2008		1,700	1,700

			3,834

Utilities 0.8%
AT&T, Inc.
4.214% due 06/05/2021		700	698
IPALCO Enterprises, Inc.
8.625% due 11/14/2011		600	656
Qwest Corp.
7.625% due 06/15/2015		600	645
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		300	289
Telefonica Emisones SAU
5.665% due 06/19/2009		700	701

			2,989

Total Corporate Bonds & Notes (Cost $53,233)			53,331

MUNICIPAL BONDS & NOTES 0.9%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021		$15	$15
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032		3,000	3,217
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		400	408

Total Municipal Bonds & Notes (Cost $3,188)			3,640

U.S. GOVERNMENT AGENCIES 48.9%
Fannie Mae
4.677% due 05/25/2035		100	99
5.000% due 11/01/2017 - 03/01/2036		19,852	19,496
5.410% due 12/25/2036		397	398
5.470% due 03/25/2034		346	347
5.500% due 05/01/2032 - 01/01/2037		82,391	81,530
5.561% due 05/01/2036		17	17
5.700% due 03/25/2044		1,050	1,051
5.750% due 11/25/2032		94	95
5.958% due 07/01/2044		231	233
6.000% due 01/01/2037		81,100	81,658
6.187% due 09/01/2034		89	89
6.339% due 12/01/2036		78	78
7.000% due 09/01/2013		12	13
8.000% due 12/01/2030		3	3
Freddie Mac
4.500% due 10/01/2007		42	42
5.500% due 08/15/2030		13	13
5.700% due 02/15/2031		2	2
5.958% due 02/25/2045		117	116
6.000% due 01/01/2037		1,000	1,007
6.102% due 02/01/2024		20	21
8.000% due 01/01/2017		46	48
Government National Mortgage Association
5.375% due 03/20/2027		5	5
8.000% due 02/15/2030		2	2
Small Business Administration
4.750% due 07/01/2025		1,254	1,220
5.520% due 06/01/2024		1,340	1,360

Total U.S. Government Agencies (Cost $190,782)			188,943

U.S. TREASURY OBLIGATIONS 14.8%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026		2,847	2,678
2.375% due 01/15/2025		1,178	1,173
U.S. Treasury Notes
4.625% due 12/31/2011		26,400	26,308
4.750% due 12/31/2008		27,000	26,977

Total U.S. Treasury Obligations (Cost $57,238)			57,136

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		384	378
Arkle Master Issuer PLC
5.330% due 11/19/2007		1,600	1,603
Banc of America Funding Corp.
4.114% due 05/25/2035		556	543
Banc of America Mortgage Securities
6.500% due 10/25/2031		196	199
6.500% due 09/25/2033		58	58
Bear Stearns Adjustable Rate Mortgage Trust
4.636% due 01/25/2034		189	188
5.056% due 04/25/2033		8	8
5.328% due 02/25/2033		1	1
5.583% due 01/25/2034		37	37
Bear Stearns Alt-A Trust
5.390% due 05/25/2035		1,348	1,351
5.510% due 02/25/2034		900	901
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		180	177
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		161	159
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		170	169
5.500% due 01/25/2046 (a)		600	601
5.620% due 05/25/2034		179	179
CS First Boston Mortgage Securities Corp.
5.629% due 05/25/2032		2	2
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.430% due 02/25/2037		3,200	3,203
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046		795	795
5.430% due 01/25/2047		800	800
GSR Mortgage Loan Trust
3.393% due 06/25/2034		1,174	1,171
6.000% due 03/25/2032		1	1
Impac CMB Trust
5.750% due 07/25/2033		101	101
5.850% due 04/25/2034		134	135
MASTR Asset Securitization Trust
5.500% due 09/25/2033		40	40
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		20	20
MLCC Mortgage Investors, Inc.
6.994% due 01/25/2029		192	193
Morgan Stanley Capital I
5.500% due 04/25/2017		1	1
Prime Mortgage Trust
5.750% due 02/25/2019		23	23
5.750% due 02/25/2034		125	126
Residential Accredit Loans, Inc.
5.650% due 08/25/2035		975	977
Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018		634	598
Structured Asset Securities Corp.
5.345% due 10/25/2035		856	854
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		694	694
Washington Mutual, Inc.
5.596% due 02/27/2034		79	79
5.640% due 10/25/2045		192	193
5.670% due 12/25/2027		1,563	1,565
5.827% due 02/25/2046		697	701
6.027% due 11/25/2042		204	205
6.227% due 08/25/2042		128	129
Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033		2	2
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		728	720

Total Mortgage-Backed Securities (Cost $19,917)			19,880

ASSET-BACKED SECURITIES 17.9%
ACE Securities Corp.
5.370% due 12/25/2036		287	287
5.450% due 10/25/2036		3,900	3,902
Amortizing Residential Collateral Trust
5.640% due 07/25/2032		18	18
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		778	779
5.510% due 05/25/2035		539	540
Bank One Issuance Trust
5.460% due 12/15/2010		4,400	4,410
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036		1,061	1,062
5.400% due 10/25/2036		389	389
Capital One Auto Finance Trust
5.340% due 12/14/2007		600	601
Carrington Mortgage Loan Trust
5.400% due 01/25/2037		3,900	3,904
Chase Credit Card Master Trust
5.460% due 02/15/2011		1,000	1,003
Countrywide Asset-Backed Certificates
5.370% due 12/26/2036		3,900	3,905
5.370% due 05/25/2037		498	498
5.400% due 05/25/2037		3,858	3,857
5.430% due 06/25/2037		700	700
5.830% due 12/25/2031		138	138
CS First Boston Mortgage Securities Corp.
5.660% due 01/25/2032		23	23
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		1,263	1,264
5.370% due 12/25/2036		873	873
5.420% due 12/25/2037		3,900	3,902
Fremont Home Loan Trust
5.370% due 10/25/2036		2,879	2,881
5.410% due 01/25/2037		600	600
HFC Home Equity Loan Asset-Backed Certificates
5.420% due 03/20/2036		900	901
JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036		1,468	1,469
5.400% due 10/25/2036		3,189	3,191
Lehman XS Trust
5.420% due 05/25/2046		358	358
Long Beach Mortgage Loan Trust
5.360% due 11/25/2036		3,123	3,125
5.380% due 06/25/2036		2,032	2,033
5.630% due 10/25/2034		125	125
MASTR Asset-Backed Securities Trust
5.410% due 11/25/2036		900	901
MBNA Credit Card Master Note Trust
5.460% due 08/17/2009		3,900	3,904
5.470% due 08/16/2010		2,200	2,205
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037		689	690
5.420% due 08/25/2036		3,900	3,904
Morgan Stanley ABS Capital I
5.370% due 10/25/2036		386	386
Option One Mortgage Loan Trust
5.400% due 07/25/2036		708	709
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		1,822	1,823
5.450% due 08/25/2046		3,900	3,902
Soundview Home Equity Loan Trust
5.410% due 01/25/2037		3,900	3,902
Truman Capital Mortgage Loan Trust
5.690% due 01/25/2034		172	172

Total Asset-Backed Securities (Cost $69,192)			69,236

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	98

Total Sovereign Issues (Cost $99)			98

FOREIGN CURRENCY-DENOMINATED ISSUES 0.3%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	200	268
Province of Quebec Canada
5.000% due 12/01/2038	CAD	800	720

Total Foreign Currency-Denominated Issues (Cost $979)			988

	Shares
PREFERRED STOCKS 0.4%
DG Funding Trust
7.614% due 12/31/2049		153	1,612

Total Preferred Stocks (Cost $1,618)			1,612

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 34.5%
Certificates of Deposit 0.9%
Skandinaviska Enskilda Banken AB
5.272% due 07/06/2007		$1,000	1,000
5.300% due 10/03/2007		1,900	1,900
Unicredito Italiano SpA
5.358% due 05/06/2008		600	600

			3,500

Commercial Paper 22.2%
Bank of America Corp.
5.230% due 03/09/2007		6,300	6,236
Bank of Ireland
5.225% due 03/07/2007		800	792
Barclays U.S. Funding Corp.
5.220% due 03/05/2007		9,600	9,508
CBA (de) Finance
5.245% due 01/31/2007		2,100	2,091
Cox Communications, Inc.
5.449% due 01/16/2007		400	400
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		3,400	3,315
General Electric Capital Corp.
5.240% due 02/09/2007		1,800	1,790
HBOS Treasury Services PLC
5.220% due 03/12/2007		500	495
Skandinaviska Enskilda Banken AB
5.220% due 03/06/2007		5,100	5,050
Societe Generale NY
5.185% due 04/02/2007		300	296
5.200% due 04/02/2007		2,600	2,565
5.225% due 03/01/2007		1,900	1,884
5.230% due 02/09/2007		1,500	1,492
Stadshypoket Delaware, Inc.
5.250% due 02/02/2007		10,500	10,454
Statens Bostadsfin Bank
5.250% due 02/08/2007		10,600	10,544
Svenska Handelsbanken, Inc.
5.235% due 03/05/2007		3,500	3,466
Swedbank, Inc.
5.225% due 03/07/2007		10,600	10,495
Toyota Motor Credit Corp.
5.230% due 02/23/2007		8,500	8,437
UBS Finance Delaware LLC
5.185% due 04/02/2007		5,900	5,819
Viacom, Inc.
5.594% due 05/29/2007		400	391
5.600% due 03/22/2007		250	247

			85,767

REPURCHASE AGREEMENTS 5.6%
Lehman Brothers, Inc.
4.850% due 01/02/2007		18,000	18,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $18,403. Repurchase proceeds are $18,010.)
State Street Bank and Trust Co.
4.900% due 01/02/2007		3,422	3,422
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $3,494. Repurchase proceeds are $3,424.)

			21,422

U.S. TREASURY BILLS 5.8%
4.805% due 03/01/2007 - 03/15/2007 (b)(d)(f)		22,810	22,566

Total Short-Term Instruments (Cost $133,334)			133,255

Purchased Options (h) 0.2% (Cost $779)			657
Total Investments (e) 136.8% (Cost $530,359)			$528,776
Written Options (i) (0.2%) (Premiums $820)			(923)
Other Assets and Liabilities (Net) (36.6%)			(141,259)

Net Assets 100.0%			$386,594

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(e) As of December 31, 2006, portfolio securities with an aggregate value of $84,763 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $22,318 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	19	$(18)
90-Day Euribor June Futures	Long	06/2007	17	(9)
90-Day Euribor June Futures	Long	06/2008	7	(5)
90-Day Euribor March Futures	Long	03/2008	14	(10)
90-Day Euribor September Futures	Long	09/2007	29	(26)
90-Day Eurodollar December Futures	Long	12/2007	820	(314)
90-Day Eurodollar June Futures	Long	06/2007	313	(281)
90-Day Eurodollar June Futures	Long	06/2008	100	(90)
90-Day Eurodollar March Futures	Long	03/2007	128	(158)
90-Day Eurodollar March Futures	Long	03/2008	207	(158)
90-Day Eurodollar September Futures	Long	09/2007	690	(373)
90-Day Eurodollar September Futures	Long	09/2008	100	(84)
90-Day Euroyen December Futures	Long	12/2007	10	0
90-Day Euroyen September Futures	Long	09/2007	12	0
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 119.000	Short	03/2007	14	1
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.000	Short	03/2007	26	4
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 114.500	Short	03/2007	5	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 115.000	Short	03/2007	5	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 116.000	Short	03/2007	40	(22)
S&P 500 Emini Index March Futures	Long	03/2007	718	351
S&P 500 Index March Futures	Long	03/2007	954	2,834
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	32	(16)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	10	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	5	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	7	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	21	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	7	(5)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	531	(518)
U.S. Treasury 30-Year Bond March Futures	Long	03/2007	1	(2)

				$1,076

(g) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.75% due 03/31/2014	Sell	2.300%	9/20/2007	JPY	20,000	$1
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		$100	1
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007		700	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007		2,500	0
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	3/20/2008		300	0
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%	6/20/2007		500	6
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%	11/20/2007		2,300	3
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%	6/20/2007		2,500	11
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007		1,600	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007		1,600	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		200	1
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		300	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011		2,700	23
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	3/20/2016		1,500	57
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	6/20/2007		100	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%	7/20/2007		2,400	10
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	6/20/2007		500	6

							$119

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	1,100	$(3)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	1/4/2010	BRL	700	3
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	1/4/2010		1,700	5
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027	CAD	300	(5)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027		500	(6)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,100	18
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		1,200	59
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036	GBP	200	7
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		5,400	(100)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		400	17
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	9/20/2009		5,900	(200)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	0
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		900	41
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016	JPY	340,000	12
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		150,000	(5)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		225,000	12
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		75,000	5
UBS AG	6-Month JPY-LIBOR	Pay	1.000%	3/19/2008		2,600,000	0
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016	MXN	1,200	2
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		$400	(10)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		1,800	(15)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		400	(9)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		600	(15)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		6,200	(21)

							$(208)

(h) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$102.000	2/23/2007	298	$6	$5
Put - CBOT U.S. Treasury 10-Year Note March Futures	104.000	2/23/2007	190	3	6
Put - CME 90-Day Eurodollar June Futures	91.000	6/18/2007	117	1	0
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	1,561	15	0
Put - CME 90-Day Eurodollar September Futures	90.500	9/17/2007	102	1	0
Put - CME 90-Day Eurodollar September Futures	90.750	9/17/2007	98	1	0
Put - CME S&P 500 Index March Futures	800.000	3/15/2007	245	4	0
Put - CME S&P 500 Index March Futures	900.000	3/16/2007	752	22	0

				$53	$11

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007	EUR	2,000	$9	$3
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007		6,000	34	10
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	7/2/2007		5,000	28	15
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007		4,000	19	6
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007	GBP	1,000	5	1
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007		700	4	1
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007		$19,000	70	57
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	8/8/2007		9,000	37	25
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		7,000	28	10
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	8/8/2007		11,000	24	10
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		5,000	23	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007		9,200	31	28
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/9/2007		13,000	57	60
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007		12,000	53	70
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	6/30/2007		11,000	53	106
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		18,000	44	13
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007		10,000	26	10
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007		30,000	158	190
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.170%	2/1/2007		5,800	15	11
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	6/7/2007		2,000	7	12

								$725	$645

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 03/01/2037	$91.656	3/6/2007	$10,000	$1	$1

(i) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$116.000	2/23/2007	88	$36	$7
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	88	19	45
Put - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	8	4	2
Put - CME 90-Day Eurodollar March Futures	95.250	3/19/2007	10	9	14

				$68	$68

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007	EUR	1,000	$12	$8
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007		3,000	41	23
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	7/2/2007		2,000	26	23
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007		2,000	23	16
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		GBP 300	5	1
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		200	4	1
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		$8,000	66	65
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	8/8/2007		4,000	35	29
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		3,000	29	14
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	8/8/2007		2,000	27	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		2,000	22	9
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007		4,000	32	43
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.315%	5/9/2007		5,700	59	82
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007		5,000	51	80
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	6/29/2007		5,000	55	126
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.750%	7/2/2007		4,000	41	17
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007		2,900	31	21
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007		14,000	169	246
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.240%	2/1/2007		2,500	15	21
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	6/7/2007		1,000	9	16

								$752	$855

(j) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	729	01/2007	$2	$0	$2
Sell		636	01/2007	0	(3)	(3)
Buy		2,317	05/2007	8	0	8
Buy		1,447	06/2007	10	0	10
Buy	CAD	896	01/2007	0	(24)	(24)
Sell		1,673	01/2007	26	0	26
Buy	CLP	64,260	05/2007	0	(1)	(1)
Buy	CNY	1,888	03/2007	1	0	1
Buy		384	09/2007	1	0	1
Buy		1,502	11/2007	1	0	1
Sell	EUR	547	01/2007	8	0	8
Sell	GBP	144	01/2007	1	0	1
Buy	INR	2,915	03/2007	2	0	2
Sell	JPY	639,129	01/2007	20	(3)	17
Buy		731,638	02/2007	0	(83)	(83)
Sell		57,051	02/2007	6	0	6
Buy	KRW	196,986	02/2007	6	0	6
Sell		10,850	03/2007	0	0	0
Buy		322,648	05/2007	3	0	3
Buy	MXN	1,125	01/2007	3	0	3
Buy		3,558	04/2007	0	0	0
Sell		70	04/2007	0	0	0
Buy	PHP	27,360	03/2007	0	(3)	(3)
Buy	PLN	344	04/2007	4	0	4
Buy	RUB	9,685	03/2007	4	0	4
Buy		7,407	11/2007	0	0	0
Buy		10,300	12/2007	0	(1)	(1)
Buy	SGD	207	01/2007	2	0	2
Buy		172	03/2007	3	0	3
Buy		1,684	07/2007	1	0	1
Buy	TWD	4,396	02/2007	1	(1)	0
Buy	ZAR	39	06/2007	0	0	0

				$113	$(119)	$(6)

See accompanying notes

Schedule of Investments

StocksPLUS® TR Short Strategy Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)			Value (000s)
BANK LOAN OBLIGATIONS 0.7%
HCA, Inc.
8.114% due 11/14/2013		$1,000		$1,012

Total Bank Loan Obligations (Cost $1,000)				1,012

CORPORATE BONDS & NOTES 34.9%
Banking & Finance 24.9%
American Express Centurion Bank
5.410% due 04/17/2009		1,200		1,201
American Honda Finance Corp.
5.413% due 03/09/2009		500		501
ANZ National International Ltd.
5.415% due 08/07/2009		1,100		1,100
Bank of America Corp.
5.375% due 06/19/2009		1,700		1,702
Bear Stearns Cos., Inc.
5.454% due 03/30/2009		400		401
5.465% due 08/21/2009		200		200
5.526% due 04/29/2008		900		903
BNP Paribas
5.186% due 06/29/2049		200		192
5.292% due 05/28/2008		200		200
C10 Capital SPV Ltd.
6.722% due 12/01/2049		200		200
Calabash Re II Ltd.
13.746% due 01/08/2010 (a)		400		400
14.946% due 01/08/2010 (a)		400		400
CIT Group, Inc.
5.515% due 12/19/2008		100		100
5.526% due 01/30/2009		1,100		1,103
5.580% due 05/23/2008		100		100
5.660% due 11/03/2010		300		302
Citigroup Funding, Inc.
5.342% due 12/08/2008		100		100
Citigroup Global Markets Holdings, Inc.
5.390% due 03/07/2008		25		25
Citigroup, Inc.
4.200% due 12/20/2007		300		297
5.406% due 12/26/2008		600		601
5.416% due 01/30/2009		800		801
6.125% due 08/25/2036		100		104
Ford Motor Credit Co.
5.560% due 03/13/2007		200		199
Fortis Bank
5.265% due 04/28/2008		700		700
Foundation Re II Ltd.
12.123% due 11/26/2010		400		400
General Electric Capital Corp.
5.410% due 10/26/2009		1,100		1,100
5.444% due 01/20/2010		500		501
General Motors Acceptance Corp.
6.274% due 01/16/2007		100		100
Goldman Sachs Group, Inc.
5.455% due 12/22/2008		200		200
5.464% due 11/10/2008		300		301
5.476% due 07/29/2008		400		401
5.495% due 10/05/2007		700		701
5.704% due 07/23/2009		20		20
HBOS Treasury Services PLC
5.414% due 07/17/2009		600		601
HSBC Bank USA N.A.
5.493% due 06/10/2009		300		301
HSBC Finance Corp.
5.420% due 10/21/2009		200		200
5.490% due 09/15/2008		1,000		1,003
HSBC Holdings PLC
6.500% due 05/02/2036		400		432
International Lease Finance Corp.
5.590% due 05/24/2010		1,500		1,507
JPMorgan Chase & Co.
5.562% due 10/02/2009		500		503
Lehman Brothers Holdings, Inc.
5.460% due 04/03/2009		300		301
5.464% due 10/22/2008		500		501
5.576% due 12/23/2010		200		201
5.594% due 07/18/2011		300		301
5.624% due 11/10/2009		200		201
MBNA Corp.
5.798% due 05/05/2008		1,100		1,107
Merrill Lynch & Co., Inc.
5.461% due 06/16/2008		1,600		1,603
MetLife, Inc.
6.400% due 12/15/2036		100		101
Morgan Stanley
5.485% due 02/09/2009		900		902
5.500% due 11/09/2007		600		601
5.614% due 01/22/2009		100		100
Mystic Re Ltd.
11.670% due 12/05/2008		300		300
National Australia Bank Ltd.
5.393% due 09/11/2009		400		400
Nordea Bank Finland
5.308% due 05/28/2008		200		200
Pricoa Global Funding I
5.457% due 01/25/2008		600		601
Royal Bank of Scotland Group PLC
5.365% due 12/21/2007		200		200
5.424% due 07/21/2008		300		300
Santander U.S. Debt S.A. Unipersonal
5.375% due 09/21/2007		200		200
5.425% due 09/19/2008		700		701
5.434% due 10/21/2008		600		601
SLM Corp.
5.587% due 07/25/2008		1,300		1,305
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		200		199
Societe Generale NY
5.299% due 06/30/2008		400		400
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100		98
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008		200		200
Unicredito Italiano NY
5.370% due 12/03/2007		1,400		1,401
Wachovia Bank N.A.
5.406% due 03/23/2009		800		801
Wachovia Corp.
5.426% due 10/28/2008		600		601
5.506% due 10/15/2011		200		200
Wells Fargo & Co.
5.393% due 03/10/2008		800		801
5.426% due 03/23/2010		800		801

				36,332

Industrials 6.2%
Anadarko Petroleum Corp.
5.760% due 09/15/2009		500		502
Comcast Corp.
5.674% due 07/14/2009		400		401
CSC Holdings, Inc.
7.250% due 07/15/2008		1,000		1,014
DaimlerChrysler N.A. Holding Corp.
5.790% due 03/13/2009		300		301
5.820% due 08/03/2009		300		301
Diageo Capital PLC
5.474% due 11/10/2008		600		601
Gaz Capital for Gazprom
6.212% due 11/22/2016		100		101
General Electric Co.
5.393% due 12/09/2008		400		401
Oracle Corp.
5.603% due 01/13/2009		200		200
Peabody Energy Corp.
7.375% due 11/01/2016		100		107
Pemex Project Funding Master Trust
5.750% due 12/15/2015		100		99
Safeway, Inc.
5.716% due 03/27/2009		1,300		1,304
Siemens Financieringsmaatschappij NV
5.424% due 08/14/2009		500		500
5.500% due 02/16/2012		700		708
Time Warner, Inc.
5.606% due 11/13/2009		1,500		1,502
Transocean, Inc.
5.566% due 09/05/2008		300		300
Viacom, Inc.
5.750% due 04/30/2011		50		50
Wal-Mart Stores, Inc.
5.265% due 06/16/2008		600		600
Williams Cos., Inc.
6.375% due 10/01/2010		100		101

				9,093

Utilities 3.8%
AT&T, Inc.
5.464% due 05/15/2008		200		200
5.584% due 11/14/2008		1,300		1,305
BellSouth Corp.
5.474% due 08/15/2008		400		400
5.499% due 11/15/2007		500		501
Embarq Corp.
7.995% due 06/01/2036		900		939
Florida Power Corp.
5.774% due 11/14/2008		700		702
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		100		101
Qwest Corp.
7.625% due 06/15/2015		100		108
Southern California Edison Co.
5.471% due 02/02/2009		200		200
Telefonica Emisones SAU
5.665% due 06/19/2009		1,000		1,002

				5,458

Total Corporate Bonds & Notes (Cost $50,729)				50,883

MUNICIPAL BONDS & NOTES 0.4%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		100		99
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		25		27
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2043		35		39
6.375% due 06/01/2032		125		140
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037		200		213

Total Municipal Bonds & Notes (Cost $485)				518

U.S. GOVERNMENT AGENCIES 47.2%
Fannie Mae
4.349% due 03/01/2035		58		58
4.403% due 10/01/2034		47		47
4.467% due 09/01/2035		325		318
4.493% due 07/01/2035		263		261
4.626% due 09/01/2035		329		328
4.673% due 12/01/2033		139		138
4.678% due 12/01/2033		116		116
4.835% due 06/01/2035		326		323
4.996% due 06/01/2035		301		301
5.000% due 10/01/2035 - 03/01/2036		9,262		8,948
5.500% due 04/01/2034 - 01/01/2037		29,173		28,839
5.700% due 09/25/2042		260		261
6.000% due 01/01/2037 - 02/01/2037		24,800		24,969
6.722% due 11/01/2035		64		65
Federal Home Loan Bank
5.500% due 06/30/2008		600		600
Freddie Mac
4.714% due 06/01/2035		566		559
4.924% due 11/01/2034		218		217
5.000% due 12/15/2020 - 01/15/2024		357		356
5.500% due 08/15/2030		1		1
5.750% due 06/15/2018		35		35
6.000% due 01/01/2037		2,000		2,015
Small Business Administration
5.520% due 06/01/2024		21		21

Total U.S. Government Agencies (Cost $68,988)				68,776

U.S. TREASURY OBLIGATIONS 1.2%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026		1,729		1,626
2.375% due 01/15/2025		107		107

Total U.S. Treasury Obligations (Cost $1,746)				1,733

MORTGAGE-BACKED SECURITIES 7.0%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		55		54
Banc of America Funding Corp.
4.114% due 05/25/2035		79		78
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		228		225
5.583% due 01/25/2034		1		1
Bear Stearns Alt-A Trust
5.390% due 05/25/2035		15		15
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		90		89
4.900% due 12/25/2035		164		163
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		636		629
5.630% due 02/25/2037		888		888
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		85		84
5.590% due 04/25/2035		191		192
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		87		87
GSR Mortgage Loan Trust
4.540% due 09/25/2035		248		244
Harborview Mortgage Loan Trust
5.440% due 12/19/2036		1,997		2,000
5.570% due 05/19/2035		100		101
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		165		164
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021		372		372
Mellon Residential Funding Corp.
5.790% due 12/15/2030		681		684
5.830% due 06/15/2030		9		9
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		238		237
5.343% due 08/25/2034		315		314
6.227% due 01/25/2035		235		237
Structured Asset Mortgage Investments, Inc.
5.630% due 02/25/2036		88		88
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		297		297
Wachovia Bank Commercial Mortgage Trust
5.440% due 09/15/2021		1,269		1,270
Washington Mutual, Inc.
5.540% due 04/25/2045		406		407
5.777% due 10/25/2046		882		888
6.027% due 11/25/2042		87		88
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		364		360

Total Mortgage-Backed Securities (Cost $10,260)				10,265

ASSET-BACKED SECURITIES 8.9%
ACE Securities Corp.
5.380% due 10/25/2036		457		457
5.460% due 10/25/2035		111		111
Ameriquest Mortgage Securities, Inc.
5.680% due 06/25/2034		216		216
Argent Securities, Inc.
5.370% due 09/25/2036		161		161
5.430% due 01/25/2036		488		488
5.470% due 10/25/2035		6		6
5.490% due 02/25/2036		46		46
Asset-Backed Securities Corp. Home Equity
5.510% due 05/25/2035		36		36
5.625% due 09/25/2034		263		263
Carrington Mortgage Loan Trust
5.415% due 02/25/2036		195		195
Chase Credit Card Master Trust
5.450% due 06/15/2009		1,300		1,301
Citigroup Mortgage Loan Trust, Inc.
5.650% due 11/25/2034		58		58
Countrywide Asset-Backed Certificates
5.370% due 03/25/2047		460		461
5.420% due 12/25/2036		300		300
5.830% due 12/25/2031		2		2
FBR Securitization Trust
5.470% due 11/25/2035		359		359
GSR Mortgage Loan Trust
5.450% due 11/25/2030		76		76
Home Equity Asset Trust
5.460% due 02/25/2036		284		284
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036		197		197
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036		174		174
Long Beach Mortgage Loan Trust
5.380% due 10/25/2036		1,501		1,502
5.430% due 02/25/2036		129		130
5.440% due 01/25/2036		139		140
5.550% due 11/25/2034		23		23
5.630% due 10/25/2034		94		94
Newcastle Mortgage Securities Trust
5.420% due 03/25/2036		495		496
Park Place Securities, Inc.
5.662% due 10/25/2034		1,132		1,134
Quest Trust
5.430% due 12/25/2035		3		3
Renaissance Home Equity Loan Trust
5.500% due 11/25/2035		5		5
Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036		473		473
5.460% due 05/25/2025		19		19
Residential Asset Securities Corp.
5.420% due 11/25/2036		384		384
SACO I, Inc.
5.460% due 11/25/2020		10		10
SLM Student Loan Trust
5.377% due 01/25/2016		491		491
5.377% due 01/25/2018		157		157
5.387% due 01/26/2015		94		94
5.392% due 04/25/2012		1,100		1,100
Soundview Home Equity Loan Trust
5.410% due 06/25/2036		422		422
Structured Asset Securities Corp.
5.370% due 10/25/2036		464		464
5.480% due 12/25/2035		192		192
Wells Fargo Home Equity Trust
5.470% due 12/25/2035		481		481

Total Asset-Backed Securities (Cost $12,999)				13,005

SOVEREIGN ISSUES 0.3%
Brazilian Government International Bond
7.875% due 03/07/2015		400		447
Russia Government International Bond
8.250% due 03/31/2010		16		16

Total Sovereign Issues (Cost $421)				463

FOREIGN CURRENCY-DENOMINATED ISSUES 0.3%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	300		402

Total Foreign Currency-Denominated Issues (Cost $375)				402

		Shares
PREFERRED STOCKS 0.6%
DG Funding Trust
7.614% due 12/31/2049		85		896

Total Preferred Stocks (Cost $904)				896

		Principal Amount (000s	)
SHORT-TERM INSTRUMENTS 28.7%
Certificates Of Deposit 0.3%
Barclays Bank PLC
4.485% due 01/29/2007		$400		400

Commercial Paper 7.3%
Societe Generale NY
5.235% due 02/16/2007		1,100		1,093
UBS Finance Delaware LLC
5.185% due 04/02/2007		6,300		6,214
Viacom, Inc.
5.700% due 03/22/2007		250		250
Westpac Capital Corp.
5.210% due 03/29/2007		1,600		1,579
5.245% due 01/24/2007		1,600		1,595

				10,731

Repurchase Agreements 7.9%
Lehman Brothers, Inc.
4.850% due 01/02/2007		6,000		6,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $6,147. Repurchase proceeds are $6,003.)
State Street Bank and Trust Co.
4.900% due 01/02/2007		5,599		5,599
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $5,714. Repurchase proceeds are $5,602.)

				11,599

Germany Treasury Bills 0.1%
3.090% due 01/17/2007	EUR	100		132

U.S. Treasury Bills 13.1%
4.810% due 03/01/2007 - 03/15/2007 (b)(e)		$19,255		19,073

Total Short-Term Instruments (Cost $41,951)				41,935

Purchased Options (g) 0.2% (Cost $333)				287
Total Investments (d) 130.4% (Cost $190,191)				$190,175
Written Options (h) (0.3%) (Premiums $336)				(381)
Other Assets and Liabilities (Net) (30.1%)				(43,931)

Net Assets 100.0%				$145,863

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) As of December 31, 2006, portfolio securities with an aggregate value of $5,727 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $19,073 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	12	$(12)
90-Day Euribor June Futures	Long	06/2007	30	(22)
90-Day Euribor June Futures	Long	06/2008	3	(2)
90-Day Euribor March Futures	Long	03/2008	6	(4)
90-Day Euribor September Futures	Long	09/2007	20	(18)
90-Day Eurodollar December Futures	Long	12/2007	500	37
90-Day Eurodollar June Futures	Long	06/2007	198	(34)
90-Day Eurodollar March Futures	Long	03/2008	23	(11)
90-Day Eurodollar September Futures	Long	09/2007	678	30
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 119.000	Short	03/2007	5	0
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.000	Short	03/2007	15	2
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 114.500	Short	03/2007	2	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 115.000	Short	03/2007	2	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 116.000	Short	03/2007	20	(12)
S&P 500 Emini Index March Futures	Long	03/2007	180	97
S&P 500 Index March Futures	Short	03/2007	443	(645)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	20	(11)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	7	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	3	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	14	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	5	(4)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	29	(25)
U.S. Treasury 30-Year Bond March Futures	Long	03/2007	22	(54)

				$(704)

(f) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	9/20/2007	JPY 13,000	$1
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%	8/20/2011	$500	2
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.495%	8/20/2011	500	2
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	200	0
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	200	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%	6/20/2007	1,100	5
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	700	0
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007	700	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	100	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	1,200	10
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	8/20/2016	500	18

						$38

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	400	$(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	1/4/2010	BRL	300	1
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	1/4/2010		600	2
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027	CAD	100	(2)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027		100	(1)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	200	3
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		300	11
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036	GBP	100	3
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		400	(7)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		200	8
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	0
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		500	21
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016	JPY	116,000	(2)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		20,000	(1)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		114,000	6
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		38,000	2
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016	MXN	500	1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		$100	(2)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		1,200	(10)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		3,500	(26)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		1,000	(25)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		4,000	(13)

							$(32)

(g) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT S&P 500 Index March Futures	$1,750.000	3/16/2007	416	$7	$0
Put - CME 90-Day Eurodollar June Futures	91.250	6/18/2007	1,251	12	0
Put - CME 90-Day Eurodollar June Futures	91.750	6/18/2007	10	0	0
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	129	1	0
Put - CME 90-Day Eurodollar March Futures	92.250	3/19/2007	250	3	0

				$23	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month EUR-LIBOR	Pay	4.100%	7/2/2007	EUR	3,000	$17	$9
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	3-Month GBP-LIBOR	Pay	5.080%	6/15/2007	GBP	700	3	1
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month GBP-LIBOR	Pay	5.080%	6/15/2007		400	2	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007		$9,000	33	27
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	8/8/2007		2,000	8	6
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		5,000	20	7
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	8/8/2007		4,000	9	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		2,000	9	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007		2,300	8	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/9/2007		9,100	40	42
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007		9,000	40	53
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	6/30/2007		8,000	38	77
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		9,000	22	7
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007		10,000	26	10
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		6,000	24	27
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.170%	2/1/2007		4,200	11	8

								$310	$287

(h) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$116.000	2/23/2007	41	$17	$3
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	41	9	21
Put - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	4	2	1
Put - CME 90-Day Eurodollar March Futures	95.250	3/19/2007	3	3	5

				$31	$30

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month EUR-LIBOR	Receive	4.230%	7/2/2007	EUR	1,000	$13	$12
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	3-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP	200	3	1
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		100	2	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		$4,000	33	33
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	8/8/2007		1,000	9	7
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		2,000	19	9
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	8/8/2007		1,000	14	7
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		1,000	11	5
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007		1,000	8	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.315%	5/9/2007		4,000	41	57
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007		4,000	41	64
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	6/29/2007		3,000	33	76
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.750%	7/2/2007		2,000	20	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007		1,800	19	13
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		3,000	28	33
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.240%	2/1/2007		1,800	11	15

								$305	$351

(i) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	1/1/2037	$1,000	$998	$988

(j) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	258	01/2007	$1	$0	$1
Sell		258	01/2007	0	(1)	(1)
Buy		944	05/2007	3	0	3
Buy		587	06/2007	4	0	4
Buy	CAD	463	01/2007	0	(13)	(13)
Sell		432	01/2007	10	0	10
Buy	CNY	1,014	03/2007	0	0	0
Buy		192	09/2007	1	0	1
Buy		13,542	11/2007	6	0	6
Buy	EUR	1,000	01/2007	3	0	3
Sell		1,367	01/2007	5	(10)	(5)
Sell	GBP	201	01/2007	1	(1)	0
Sell	JPY	280,843	01/2007	23	0	23
Buy		296,725	02/2007	0	(33)	(33)
Sell		23,318	02/2007	2	0	2
Buy	KRW	23,856	02/2007	1	0	1
Buy		224,526	05/2007	2	0	2
Buy	MXN	1,454	04/2007	0	0	0
Buy	RUB	4,471	03/2007	2	0	2
Buy		2,994	11/2007	0	0	0
Buy		6,502	12/2007	0	0	0
Buy	SGD	120	01/2007	1	0	1
Buy	TWD	2,427	02/2007	1	(1)	0

				$66	$(59)	$7

See Accompanying Notes

Schedule of Investments

Total Return Fund

December 31, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.3%
Allied Waste North America, Inc.
5.322% due 01/15/2012		$4,882	$4,898
7.120% due 01/15/2012		1,354	1,357
7.130% due 01/15/2012		1,161	1,164
7.170% due 01/15/2012		7,577	7,596
7.270% due 01/15/2012		1,354	1,357
CSC Holdings, Inc.
7.072% due 03/29/2013		2,085	2,089
7.110% due 03/29/2013		95	96
7.120% due 03/29/2013		10,904	10,920
7.122% due 03/29/2013		8,723	8,736
7.126% due 02/24/2013		16,166	16,189
Ford Motor Co.
8.360% due 11/29/2013		33,000	33,021
General Motors Acceptance Corp.
7.745% due 11/27/2013		17,000	17,033
Georgia-Pacific Corp.
7.300% due 12/20/2012		38,967	39,194
7.350% due 12/20/2012		1,909	1,920
7.367% due 12/20/2012		7,336	7,378
NRG Energy, Inc.
7.367% due 02/01/2013		24,898	25,057
Reynolds American, Inc.
7.188% due 05/31/2012		50,960	51,366
7.250% due 05/31/2012		1,475	1,487
Yell Group PLC
7.320% due 02/10/2013		33,000	33,246

Total Bank Loan Obligations (Cost $263,426)			264,104

CORPORATE BONDS & NOTES 22.6%
Banking & Finance 17.0%
ABX Financing Co.
5.750% due 10/15/2016		10,000	9,963
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		10,000	11,483
AIG-Fp Matched Funding Corp.
5.361% due 06/16/2008		100,000	101,231
Allstate Life Global Funding Trusts
5.406% due 03/23/2009		50,000	50,069
American Express Centurion Bank
5.410% due 04/17/2009		89,100	89,193
American Express Credit Corp.
5.350% due 06/12/2007		500	500
5.400% due 12/19/2008		10,000	10,012
5.410% due 03/02/2009		2,480	2,483
American General Corp.
7.500% due 08/11/2010		250	268
American General Finance Corp.
2.750% due 06/15/2008		500	483
4.500% due 11/15/2007		8,946	8,896
5.406% due 03/23/2007		50,100	50,115
5.426% due 06/27/2007		13,000	13,011
5.485% due 08/16/2007		35,715	35,756
5.494% due 01/18/2008		23,150	23,188
5.496% due 06/27/2008		49,940	50,075
American Honda Finance Corp.
5.413% due 03/09/2009		59,680	59,782
5.436% due 05/12/2009		94,600	94,684
American International Group, Inc.
5.050% due 10/01/2015		41,300	40,229
5.365% due 06/23/2008		53,600	53,634
5.375% due 10/18/2011		1,000	1,007
5.400% due 06/16/2009		15,000	15,108
6.250% due 05/01/2036		100,000	106,616
Anadarko Finance Co.
6.750% due 05/01/2011		10,000	10,492
ANZ National International Ltd.
5.415% due 08/07/2009		45,000	44,991
Asahi Finance Cayman Ltd.
5.700% due 12/31/2049		10,000	10,064
Asian Development Bank
5.820% due 06/16/2028		1,100	1,165
ASIF Global Financing
5.410% due 05/03/2007		80,500	80,536
ASIF Global Financing XXI
5.660% due 03/14/2008		35,000	35,076
Atlantic & Western Re Ltd.
11.372% due 01/09/2007		19,400	19,411
Australia & New Zealand Banking Group Ltd.
5.435% due 02/18/2008		50,000	50,019
Bank of America Corp.
4.750% due 08/15/2013		500	484
5.372% due 09/25/2009		102,700	102,792
5.375% due 08/15/2011		8,000	8,063
5.376% due 03/24/2009		47,300	47,375
5.378% due 11/06/2009		123,100	123,191
5.381% due 11/24/2008		21,300	21,308
5.523% due 02/17/2009		11,000	11,039
5.626% due 02/11/2009		20,000	20,103
5.640% due 10/14/2016		40,000	40,254
Bank of America N.A.
5.361% due 12/18/2008		98,100	98,104
5.377% due 07/25/2008		23,900	23,921
6.000% due 10/15/2036		76,900	79,452
Bank One Corp.
2.625% due 06/30/2008		500	481
BankAmerica Corp.
6.625% due 10/15/2007		1,000	1,008
Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,591
BBVA U.S. Senior S.A. Unipersonal
5.444% due 04/17/2009		200,000	200,264
Bear Stearns Cos., Inc.
2.875% due 07/02/2008		500	483
5.454% due 03/30/2009		201,700	202,038
5.465% due 08/21/2009		10,000	10,017
5.505% due 02/08/2008		27,350	27,415
5.526% due 04/29/2008		152,605	153,049
5.534% due 01/16/2007		400	400
5.606% due 01/31/2011		50,000	50,212
5.623% due 09/09/2009		19,980	20,086
5.676% due 01/30/2009		201,500	202,524
7.625% due 12/07/2009		80	85
BFC Finance Corp.
7.375% due 12/01/2017		1,000	1,121
BNP Paribas
5.186% due 06/29/2049		300	289
Boeing Capital Corp.
7.375% due 09/27/2010		135	145
C5 Capital SPV Ltd.
6.196% due 12/01/2049		15,000	15,016
C10 Capital SPV Ltd.
6.722% due 12/01/2049		39,500	39,543
Calabash Re II Ltd.
16.246% due 01/08/2010 (c)		2,650	2,652
Capital One Financial Corp.
5.700% due 09/15/2011		10,000	10,159
Caterpillar Financial Services Corp.
3.625% due 11/15/2007		500	493
5.423% due 03/10/2009		28,560	28,600
5.435% due 05/18/2009		101,000	101,182
5.445% due 08/20/2007		12,138	12,151
Charter One Bank N.A.
5.430% due 04/24/2009		100,000	100,130
CIT Group, Inc.
5.435% due 12/19/2007		82,400	82,517
5.445% due 02/21/2008		25,000	25,036
5.460% due 06/08/2009		50,000	50,084
5.493% due 08/17/2009		12,000	12,019
5.500% due 11/30/2007		180	180
5.515% due 12/19/2008		20,000	20,057
5.524% due 08/15/2008		8,400	8,421
5.526% due 01/30/2009		226,275	226,940
5.574% due 02/15/2007		3,000	3,001
5.580% due 05/23/2008		159,355	159,858
5.595% due 05/18/2007		7,090	7,098
5.595% due 09/20/2007		49,455	49,549
5.610% due 11/23/2007		58,936	59,092
7.750% due 04/02/2012		555	613
CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,760
Citigroup Funding, Inc.
5.342% due 12/08/2008		173,000	173,043
Citigroup Global Markets Holdings, Inc.
5.491% due 08/03/2009		39,980	40,087
Citigroup, Inc.
4.200% due 12/20/2007		110,800	109,649
5.100% due 09/29/2011		3,000	2,990
5.125% due 02/14/2011		4,600	4,591
5.392% due 12/28/2009		119,300	119,366
5.406% due 12/26/2008		49,830	49,886
5.416% due 01/30/2009		185,000	185,169
5.421% due 05/02/2008		157,585	157,843
5.430% due 06/04/2007		3,800	3,802
5.465% due 05/18/2011		100,000	100,125
5.493% due 06/09/2009		102,559	102,897
5.525% due 05/18/2010		182,550	183,212
6.125% due 08/25/2036		10,000	10,449
CNA Financial Corp.
5.850% due 12/15/2014		20,500	20,616
6.000% due 08/15/2011		25,000	25,434
Commonwealth Bank of Australia
5.390% due 06/08/2009		96,300	96,371
Countrywide Financial Corp.
6.250% due 05/15/2016		35,000	35,736
Countrywide Home Loans, Inc.
4.250% due 12/19/2007		205	203
Credit Suisse USA, Inc.
5.483% due 12/09/2008		26,380	26,440
Den Norske Bank ASA
5.453% due 03/10/2008		20,000	20,010
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)		3,200	2,656
Export-Import Bank of China
4.875% due 07/21/2015		28,200	27,275
Export-Import Bank of Korea
5.590% due 10/04/2011		88,600	88,691
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018		231	261
Ford Motor Credit Co.
5.560% due 03/13/2007		9,500	9,441
6.192% due 09/28/2007		28,830	28,797
6.315% due 03/21/2007		35,700	35,695
6.625% due 06/16/2008		37,000	36,987
6.944% due 01/15/2010		20,300	19,868
7.250% due 10/25/2011		10,300	10,097
7.875% due 06/15/2010		62,528	63,094
Fortis Bank
5.265% due 04/28/2008		3,700	3,701
Foundation Re II Ltd.
12.123% due 11/26/2010		40,850	40,846
General Electric Capital Corp.
3.250% due 06/15/2009		10,000	9,568
4.250% due 06/15/2012		1,450	1,382
5.396% due 12/12/2008		44,000	44,058
5.401% due 03/16/2009		124,100	124,211
5.410% due 03/04/2008		57,600	57,663
5.410% due 05/19/2008		6,000	6,008
5.410% due 01/05/2009		197,550	197,771
5.420% due 08/22/2008		37,500	37,556
5.425% due 06/22/2007		20,015	20,032
5.425% due 05/19/2008		183,796	184,093
5.430% due 10/06/2010		30,000	30,027
5.434% due 05/10/2010		129,600	129,754
5.444% due 01/20/2010		197,600	198,030
5.460% due 06/15/2009		144,965	145,380
5.466% due 04/28/2011		49,970	50,072
5.474% due 10/21/2010		98,800	99,021
5.476% due 07/28/2008		4,005	4,014
5.476% due 04/30/2009		10,479	10,499
5.480% due 12/15/2009		267,290	268,237
5.500% due 04/28/2011		6,000	6,077
5.505% due 06/22/2009		29,760	29,887
5.521% due 02/02/2009		102,768	103,062
5.570% due 01/08/2016		82,800	83,021
5.748% due 05/05/2026		29,950	30,019
6.125% due 02/22/2011		1,100	1,138
8.125% due 05/15/2012		250	283
8.310% due 04/13/2009		41,300	44,054
General Motors Acceptance Corp.
6.000% due 04/01/2011		15,000	14,917
6.225% due 03/20/2007		67,300	67,309
6.274% due 01/16/2007		41,120	41,120
6.324% due 07/16/2007		17,518	17,535
7.430% due 12/01/2021		828	834
Genworth Global Funding Trusts
5.420% due 02/10/2009		50,000	50,060
Glitnir Banki Hf
5.800% due 01/21/2011		10,000	10,014
GMAC LLC
6.000% due 12/15/2011		32,600	32,492
Goldman Sachs Group LP
6.075% due 02/09/2009		10,000	10,115
Goldman Sachs Group, Inc.
3.875% due 01/15/2009		420	409
4.750% due 07/15/2013		500	483
5.000% due 01/15/2011		10,000	9,925
5.250% due 10/15/2013		665	661
5.406% due 12/23/2008		102,900	102,942
5.455% due 12/22/2008		209,375	209,732
5.455% due 11/16/2009		32,480	32,514
5.456% due 06/23/2009		100,000	100,129
5.464% due 03/30/2007		4,100	4,102
5.464% due 11/10/2008		41,000	41,083
5.476% due 07/29/2008		244,670	245,182
5.495% due 10/05/2007		180,100	180,377
5.510% due 01/09/2007		720	720
5.570% due 03/02/2010		68,584	68,850
5.662% due 06/28/2010		15,000	15,104
5.700% due 09/01/2012		1,550	1,580
5.815% due 03/22/2016		10,000	10,077
6.000% due 12/31/2007 (o)		2,045	2,006
6.125% due 02/15/2033		20,000	20,446
6.875% due 01/15/2011		100	106
7.350% due 10/01/2009		150	158
HBOS Capital Funding LP
6.071% due 06/29/2049		10,000	10,155
HBOS PLC
5.920% due 09/29/2049		37,900	37,241
HBOS Treasury Services PLC
5.350% due 07/17/2008		25,100	25,117
5.414% due 07/17/2009		49,000	49,065
Health Care Property Investors, Inc.
5.950% due 09/15/2011		12,350	12,473
6.300% due 09/15/2016		13,000	13,231
HSBC Bank USA N.A.
5.176% due 07/28/2008		50,500	50,577
5.426% due 07/28/2008		24,300	24,348
5.435% due 09/21/2007		800	801
5.490% due 12/14/2009		9,700	9,737
HSBC Capital Funding LP
9.547% due 12/29/2049		43,400	48,933
10.176% due 12/29/2049		66,160	98,038
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		10,000	10,067
HSBC Finance Corp.
5.375% due 05/21/2008		96,900	96,941
5.404% due 08/10/2007		43,000	43,043
5.410% due 02/28/2007		92,400	92,420
5.414% due 05/10/2007		16,000	16,007
5.420% due 10/21/2009		56,500	56,551
5.455% due 06/19/2009		158,250	158,548
5.490% due 09/15/2008		174,850	175,380
5.506% due 12/05/2008		48,900	49,065
5.515% due 05/09/2008		9,350	9,375
5.525% due 02/09/2007		2,400	2,401
5.530% due 07/27/2007		10,000	10,014
5.610% due 01/15/2014		15,000	15,041
5.624% due 05/10/2010		10,000	10,056
5.655% due 11/16/2009		52,979	53,356
5.750% due 01/30/2007		1,750	1,751
5.799% due 06/01/2016		10,000	10,130
6.538% due 11/13/2007		7,500	7,549
7.000% due 05/15/2012		200	216
HSBC Holdings PLC
6.500% due 05/02/2036		191,500	206,711
7.500% due 07/15/2009		33,000	34,798
Infrastructure Finance Corp. Ltd. AID Bonds
5.378% due 03/26/2009		2,000	2,030
International Lease Finance Corp.
5.250% due 01/10/2013		15,000	14,868
5.400% due 02/15/2012		20,000	20,040
5.590% due 05/24/2010		43,180	43,376
5.702% due 07/11/2011		50,000	50,425
5.714% due 04/20/2009		6,500	6,531
5.774% due 01/15/2010		34,630	34,936
iStar Financial, Inc.
5.150% due 03/01/2012		10,000	9,736
5.950% due 10/15/2013		10,000	10,064
Jenkins-Empire Associates
6.840% due 08/01/2008		703	697
John Deere Capital Corp.
4.500% due 08/22/2007		1,000	995
4.500% due 08/25/2008		5,100	5,037
5.424% due 04/15/2008		114,360	114,480
5.424% due 07/15/2008		1,000	1,001
JPMorgan & Co., Inc.
9.604% due 02/15/2012		600	623
JPMorgan Chase & Co.
4.500% due 01/15/2012		1,000	965
4.875% due 03/15/2014		500	486
5.415% due 12/22/2008		15,200	15,232
5.447% due 01/25/2008		20,248	20,284
5.533% due 03/09/2009		10,000	10,040
5.562% due 10/02/2009		52,700	52,963
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036		37,600	38,955
Kaupthing Bank Hf
5.750% due 10/04/2011		30,000	29,998
Landsbanki Islands Hf
6.070% due 08/25/2009		18,000	18,147
6.100% due 08/25/2011		10,000	10,177
Lehman Brothers Holdings, Inc.
5.400% due 05/29/2008		49,600	49,660
5.415% due 12/23/2008		478,200	478,395
5.460% due 04/03/2009		157,080	157,342
5.464% due 10/22/2008		28,100	28,149
5.464% due 01/23/2009		108,600	108,798
5.750% due 01/03/2017		25,000	25,368
Loews Corp.
5.250% due 03/15/2016		30,000	29,282
MBNA Capital B
6.171% due 02/01/2027		7,000	6,992
MBNA Corp.
5.798% due 05/05/2008		10,000	10,065
MBNA Europe Funding PLC
5.450% due 09/07/2007		11,500	11,509
Merrill Lynch & Co., Inc.
4.250% due 02/08/2010		2,000	1,945
5.395% due 12/22/2008		99,900	99,931
5.440% due 06/26/2009		5,000	5,005
5.460% due 06/16/2008		75,000	75,150
5.461% due 06/16/2008		86,655	86,840
5.461% due 08/22/2008		102,575	102,736
5.466% due 01/30/2009		50,000	50,081
5.470% due 10/27/2008		82,000	82,127
5.490% due 03/19/2007		1,220	1,221
5.505% due 07/27/2007		66,923	67,008
5.618% due 02/06/2009		78,400	78,757
5.834% due 06/30/2008		6,300	6,347
MetLife, Inc.
6.400% due 12/15/2036		69,800	70,355
Metropolitan Life Global Funding I
5.125% due 11/09/2011		4,325	4,297
Morgan Stanley
3.625% due 04/01/2008		500	490
4.250% due 05/15/2010		2,500	2,418
4.750% due 04/01/2014		160	153
5.375% due 10/15/2015		500	496
5.407% due 04/25/2008		49,970	50,015
5.485% due 02/09/2009		27,385	27,445
5.499% due 01/18/2008		307,047	307,600
5.500% due 11/09/2007		49,400	49,483
5.505% due 07/27/2007		38,370	38,408
5.512% due 01/12/2007		7,280	7,280
5.614% due 01/22/2009		302,300	302,588
5.624% due 01/18/2011		600	603
5.625% due 01/09/2012		1,000	1,018
5.774% due 05/14/2008		85,800	86,090
5.824% due 10/18/2016		60,000	60,446
5.854% due 10/15/2015		10,000	10,110
6.750% due 04/15/2011		200	212
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		32,800	33,348
Mystic Re Ltd.
11.670% due 12/05/2008		4,250	4,248
14.370% due 12/05/2008		32,100	32,076
Natexis AMBS Co. LLC
8.440% due 12/29/2049		14,000	14,584
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		13,000	13,295
Nordea Bank Sweden AB
8.950% due 11/29/2049		28,000	30,418
ORIX Corp.
5.480% due 11/22/2011		20,000	19,987
Osiris Capital PLC
8.210% due 01/15/2010		12,600	12,637
Pemex Finance Ltd.
8.020% due 05/15/2007		433	434
Petroleum Export Ltd.
5.265% due 06/15/2011		29,526	28,870
Phoenix Quake Ltd.
7.820% due 07/03/2008		36,600	36,885
Phoenix Quake Wind Ltd.
7.820% due 07/03/2008		36,600	36,803
Phoenix Quake Wind II Ltd.
8.870% due 07/03/2008		13,700	12,598
PMI Group, Inc.
6.000% due 09/15/2016		15,000	15,291
Popular North America, Inc.
5.770% due 04/06/2009		25,000	25,084
Premium Asset Trust
5.725% due 09/08/2007		34,900	34,990
Pricoa Global Funding I
5.436% due 09/12/2008		30,000	30,052
Prudential Financial, Inc.
5.510% due 06/13/2008		11,030	11,062
Rabobank Capital Funding II
5.260% due 12/29/2049		5,120	5,014
Rabobank Capital Funding Trust
5.254% due 12/29/2049		120	116
Rabobank Nederland
5.394% due 01/15/2009		75,000	75,055
Racers, Series 1997
5.674% due 08/15/2007		4,500	4,516
Redwood Capital IX Ltd.
11.614% due 01/09/2008		23,000	23,017
12.114% due 01/09/2008		21,000	21,016
13.114% due 01/09/2008		5,000	5,004
Residential Capital Corp.
6.000% due 02/22/2011		10,000	9,990
Resona Bank Ltd.
5.850% due 09/29/2049		37,800	36,975
Royal Bank of Scotland Group PLC
5.365% due 12/21/2007		48,700	48,751
5.380% due 04/11/2008		200,000	200,223
5.424% due 07/21/2008		38,000	38,040
7.648% due 08/29/2049		10,195	12,006
9.118% due 03/31/2049		74,200	82,259
Santander U.S. Debt S.A. Unipersonal
5.375% due 09/21/2007		1,200	1,201
5.376% due 11/20/2008		80,300	80,341
5.425% due 09/19/2008		107,680	107,868
5.426% due 11/20/2009		130,300	130,390
5.428% due 02/06/2009		91,200	91,347
5.434% due 10/21/2008		43,100	43,139
Simon Property Group LP
4.600% due 06/15/2010		8,000	7,809
5.600% due 09/01/2011		5,000	5,045
SLM Corp.
5.457% due 01/25/2008		70,798	70,885
5.497% due 01/25/2007		2,700	2,700
5.517% due 07/27/2009		118,815	119,108
5.560% due 03/15/2011		60,000	60,115
5.577% due 01/26/2009		115,250	115,724
5.587% due 07/25/2008		115,665	116,105
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		92,700	92,015
Sun Life Canada US Capital Trust
8.526% due 05/29/2049		550	578
Textron Financial Corp.
5.460% due 11/07/2008		16,500	16,517
Toll Brothers Finance Corp.
5.950% due 09/15/2013		10,000	9,800
Toyota Motor Credit Corp.
4.250% due 03/15/2010		500	488
Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	68
6.375% due 03/15/2033		33	35
U.S. Bancorp
5.380% due 04/28/2009		50,000	50,052
UBS Preferred Funding Trust I
8.622% due 10/29/2049		58,900	65,116
UBS Preferred Funding Trust II
7.247% due 06/29/2049		8,000	8,561
UBS Preferred Funding Trust V
6.243% due 05/29/2049		20,000	20,746
UFJ Finance Aruba AEC
6.750% due 07/15/2013		4,700	5,022
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008		98,900	98,948
Unicredito Italiano NY
5.323% due 09/11/2007		47,500	47,516
5.370% due 12/03/2007		19,500	19,511
USB Capital IX
6.189% due 04/15/2049		30,400	31,076
USB Realty Corp.
6.091% due 12/22/2049		38,000	37,379
Ventas Realty LP
8.750% due 05/01/2009		3,000	3,202
Vita Capital Ltd.
6.710% due 01/01/2007		19,600	19,600
Wachovia Bank N.A.
5.356% due 06/27/2008		100,000	100,093
5.406% due 03/23/2009		154,900	155,016
5.430% due 05/25/2010		21,100	21,124
5.440% due 12/02/2010		125,000	125,184
Wachovia Corp.
5.410% due 12/01/2009		151,400	151,500
5.426% due 10/28/2008		81,945	82,086
5.480% due 03/15/2011		36,600	36,687
5.519% due 06/01/2010		17,600	17,678
5.625% due 10/15/2016		71,600	72,357
Wells Fargo & Co.
5.125% due 02/15/2007		3,500	3,499
5.393% due 03/10/2008		25,871	25,900
5.426% due 03/23/2010		100,150	100,306
5.460% due 09/15/2009		329,749	330,557
5.472% due 01/12/2011		10,000	10,018
Wells Fargo Bank N.A.
4.750% due 02/09/2015		30,000	28,770
Wells Fargo Capital X
5.950% due 12/15/2086		10,000	9,835
Westpac Banking Corp.
5.310% due 06/06/2008		123,900	123,933
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		3,000	3,068
Wilmington Trust Corp.
10.500% due 07/01/2008 (o)		173	172
World Savings Bank FSB
5.400% due 09/14/2009		45,985	46,027
XL Capital Europe PLC
6.500% due 01/15/2012		10,000	10,428

			17,016,538

Industrials 4.1%
Allied Waste North America, Inc.
8.500% due 12/01/2008		19,350	20,438
Altria Group, Inc.
7.200% due 02/01/2007		37,000	37,030
America West Airlines, Inc.
6.870% due 01/02/2017		1,530	1,542
American Airlines, Inc.
6.978% due 10/01/2012		16,456	16,837
AmerisourceBergen Corp.
5.625% due 09/15/2012		10,000	9,881
AutoZone, Inc.
5.500% due 11/15/2015		10,000	9,616
Avon Products, Inc.
5.125% due 01/15/2011		10,000	9,914
Boston Scientific Corp.
6.000% due 06/15/2011		10,000	10,102
6.400% due 06/15/2016		10,000	10,137
BP Canada Finance Co.
3.625% due 01/15/2009		500	486
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		7,000	7,044
Caesars Entertainment, Inc.
7.500% due 09/01/2009		200	208
8.875% due 09/15/2008		35,719	37,326
9.375% due 02/15/2007		8,483	8,515
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		10,000	9,896
6.500% due 02/15/2037		25,000	25,163
Cardinal Health, Inc.
5.800% due 10/15/2016		13,000	12,993
CBS Corp.
5.625% due 08/15/2012		15,000	14,815
Chesapeake Energy Corp.
6.875% due 01/15/2016		5,000	5,069
Cisco Systems, Inc.
5.451% due 02/20/2009		73,800	73,915
Coca-Cola Bottling Co. Consolidated
6.850% due 11/01/2007		500	504
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		300	342
Comcast Cable Communications, Inc.
7.125% due 06/15/2013		400	432
8.375% due 05/01/2007		17,050	17,209
Comcast Corp.
5.300% due 01/15/2014		26,500	25,993
5.674% due 07/14/2009		7,500	7,522
5.850% due 01/15/2010		420	426
5.875% due 02/15/2018		33,700	33,405
5.900% due 03/15/2016		15,000	15,069
6.450% due 03/15/2037		32,000	32,123
7.050% due 03/15/2033		125	134
ConocoPhillips Australia Funding Co.
5.468% due 04/09/2009		215,000	215,308
Continental Airlines, Inc.
6.503% due 06/15/2011		9,220	9,502
6.820% due 05/01/2018		5,389	5,490
7.056% due 09/15/2009		40,459	41,599
7.487% due 10/02/2010		1,215	1,285
7.707% due 10/02/2022		2,983	3,238
CODELCO, Inc.
6.150% due 10/24/2036		23,100	23,755
Cox Communications, Inc.
5.875% due 12/01/2016		20,500	20,392
5.910% due 12/14/2007		118,475	119,002
6.450% due 12/01/2036		15,000	14,813
CSC Holdings, Inc.
6.750% due 04/15/2012		12,000	11,760
7.250% due 07/15/2008		20,710	20,995
7.875% due 12/15/2007		14,314	14,529
CVS Corp.
5.750% due 08/15/2011		16,000	16,209
DaimlerChrysler N.A. Holding Corp.
4.750% due 01/15/2008		9,720	9,634
4.875% due 06/15/2010		10,000	9,756
5.600% due 03/07/2007		199,320	199,362
5.750% due 09/08/2011		25,000	24,962
5.790% due 03/13/2009		109,750	109,922
5.820% due 08/03/2009		10,000	10,023
5.833% due 09/10/2007		72,268	72,439
5.875% due 03/15/2011		20,000	20,094
5.901% due 10/31/2008		1,200	1,205
Dell, Inc.
6.550% due 04/15/2008		80	81
EchoStar DBS Corp.
5.750% due 10/01/2008		104,484	104,353
El Paso Corp.
6.375% due 02/01/2009		26,230	26,623
6.500% due 06/01/2008		58,832	59,641
6.750% due 05/15/2009		31,669	32,500
6.950% due 12/15/2007		30,600	31,021
7.000% due 05/15/2011		12,000	12,510
7.420% due 02/15/2037		9,000	9,427
7.625% due 08/16/2007		16,250	16,494
7.625% due 09/01/2008		31,341	32,438
7.750% due 06/15/2010		15,500	16,469
7.750% due 01/15/2032		110,810	121,891
7.800% due 08/01/2031		17,100	18,767
7.875% due 06/15/2012		28,600	30,816
8.050% due 10/15/2030		12,000	13,380
9.625% due 05/15/2012		12,700	14,478
Enterprise Products Operating LP
4.000% due 10/15/2007		200	198
4.950% due 06/01/2010		50	49
First Data Corp.
4.700% due 08/01/2013		500	476
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		5,000	5,262
Gannett Co., Inc.
5.750% due 06/01/2011		10,000	10,075
Gaz Capital for Gazprom
6.212% due 11/22/2016		37,600	37,957
General Electric Co.
5.393% due 12/09/2008		117,775	117,909
General Mills, Inc.
6.000% due 02/15/2012		10,000	10,254
Harrah's Operating Co., Inc.
7.125% due 06/01/2007		9,160	9,204
HCA, Inc.
9.125% due 11/15/2014		2,500	2,678
9.250% due 11/15/2016		25,500	27,381
Hess Corp.
6.650% due 08/15/2011		200	208
Hewlett-Packard Co.
5.496% due 05/22/2009		100,000	100,225
Hilton Hotels Corp.
7.625% due 05/15/2008		6,304	6,493
Historic TW, Inc.
8.180% due 08/15/2007		180	183
HJ Heinz Co.
6.428% due 12/01/2008		39,300	40,019
HJ Heinz Finance Co.
6.000% due 03/15/2012		23,000	23,386
Home Depot, Inc.
4.625% due 08/15/2010		215	211
5.250% due 12/16/2013		23,400	23,259
Honeywell International, Inc.
5.420% due 03/13/2009		48,600	48,669
International Business Machines Corp.
5.375% due 02/01/2009		100	100
Johnson Controls, Inc.
5.500% due 01/15/2016		20,000	19,644
Kraft Foods, Inc.
5.625% due 11/01/2011		20,000	20,234
Kroger Co.
5.500% due 02/01/2013		5,000	4,952
Lennar Corp.
5.950% due 10/17/2011		9,000	9,063
Mandalay Resort Group
6.500% due 07/31/2009		2,500	2,541
9.500% due 08/01/2008		17,920	18,906
10.250% due 08/01/2007		18,754	19,293
Marathon Oil Corp.
5.375% due 06/01/2007		250	250
Masco Corp.
5.875% due 07/15/2012		5,000	5,011
7.125% due 08/15/2013		10,000	10,579
Mattel, Inc.
6.125% due 06/15/2011		10,000	10,177
May Department Stores Co.
4.800% due 07/15/2009		15,000	14,769
Maytag Corp.
5.000% due 05/15/2015		10,000	9,453
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (o)		490	488
Mazda Motor Corp.
10.500% due 07/01/2008 (o)		54	53
MDC Holdings, Inc.
7.000% due 12/01/2012		10,000	10,307
MGM Mirage
9.750% due 06/01/2007		33,250	33,832
Miller Brewing Co.
5.500% due 08/15/2013		15,000	14,854
Mirage Resorts, Inc.
6.750% due 02/01/2008		27,000	27,304
Norfolk Southern Corp.
6.750% due 02/15/2011		150	158
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010		5,000	5,093
Northwest Pipeline Corp.
6.625% due 12/01/2007		5,000	5,037
Omnicom Group, Inc.
5.900% due 04/15/2016		9,600	9,719
ONEOK Partners LP
6.150% due 10/01/2016		10,000	10,165
Oracle Corp.
5.603% due 01/13/2009		137,050	137,325
Packaging Corp. of America
5.750% due 08/01/2013		10,000	9,683
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008		222	223
Peabody Energy Corp.
7.375% due 11/01/2016		59,500	63,665
7.875% due 11/01/2026		30,000	32,400
Pemex Project Funding Master Trust
5.750% due 12/15/2015		27,490	27,332
6.625% due 06/15/2035		46,000	47,116
7.375% due 12/15/2014		22,380	24,696
7.875% due 02/01/2009		3,770	3,960
8.000% due 11/15/2011		100,650	110,967
8.625% due 02/01/2022		38,977	48,273
8.850% due 09/15/2007		1,800	1,844
9.125% due 10/13/2010		85	96
9.250% due 03/30/2018		2,000	2,527
9.375% due 12/02/2008		51,650	55,395
9.500% due 09/15/2027		31,000	41,742
Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	9,854
Qwest Communications International, Inc.
7.500% due 11/01/2008		16,227	16,552
7.500% due 02/15/2014		20,783	21,510
RadioShack Corp.
7.375% due 05/15/2011		10,000	10,166
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		5,000	4,781
Reynolds American, Inc.
6.500% due 06/01/2007		8,000	8,051
7.625% due 06/01/2016		5,000	5,323
Royal Caribbean Cruises Ltd.
6.750% due 03/15/2008		3,250	3,296
Ryder System, Inc.
5.950% due 05/02/2011		5,000	5,061
Ryland Group, Inc.
5.375% due 06/01/2008		2,500	2,484
SABMiller PLC
5.672% due 07/01/2009		25,000	25,040
Safeway, Inc.
5.716% due 03/27/2009		13,000	13,044
Sealed Air Corp.
6.950% due 05/15/2009		10,000	10,313
Service Corp. International
6.500% due 03/15/2008		3,000	3,030
7.700% due 04/15/2009		3,000	3,128
Siemens Financieringsmaatschappij NV
5.424% due 08/14/2009		91,200	91,268
Sonat, Inc.
6.750% due 10/01/2007		4,800	4,860
7.625% due 07/15/2011		23,220	24,729
Southern Natural Gas Co.
6.700% due 10/01/2007		4,000	4,049
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		5,500	5,523
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011		19,911	20,595
Target Corp.
5.400% due 10/01/2008		200	201
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		14,800	15,701
Time Warner, Inc.
5.606% due 11/13/2009		58,200	58,284
5.875% due 11/15/2016		12,000	11,992
6.150% due 05/01/2007		6,100	6,113
6.500% due 11/15/2036		20,000	19,972
6.875% due 05/01/2012		350	370
7.625% due 04/15/2031		120	134
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		9,000	9,079
Transocean, Inc.
5.566% due 09/05/2008		13,780	13,795
TXU Eastern Funding Co.
6.450% due 05/15/2005 (a)		15,270	611
Tyson Foods, Inc.
6.850% due 04/01/2016		19,200	19,811
United Airlines, Inc.
6.071% due 09/01/2014		4,429	4,454
6.201% due 03/01/2010		9,558	9,624
6.602% due 03/01/2015		6,057	6,144
8.030% due 07/01/2011 (a)		465	507
9.060% due 06/17/2015 (a)		3,822	277
9.200% due 03/22/2008 (a)		3,134	1,473
9.210% due 01/21/2017 (a)		9,820	982
10.020% due 03/22/2014 (a)		11,034	5,186
10.125% due 03/22/2015 (a)		13,670	6,493
10.360% due 11/13/2012 (a)		4,000	130
10.850% due 07/05/2014 (a)		34,111	1,109
10.850% due 02/19/2015 (a)		3,000	1,365
11.080% due 05/27/2024 (a)(o)		8,225	1,314
United Technologies Corp.
5.439% due 06/01/2009		107,000	107,186
United Telecom, Inc.
6.890% due 07/01/2008 (o)		700	699
Vale Overseas Ltd.
6.250% due 01/23/2017		39,800	40,180
6.875% due 11/21/2036		39,800	41,020
Valero Energy Corp.
7.800% due 06/14/2010		10,000	10,687
Viacom, Inc.
5.750% due 04/30/2011		47,450	47,519
Wal-Mart Stores, Inc.
5.250% due 09/01/2035		1,600	1,474
Waste Management, Inc.
7.375% due 08/01/2010		100	106
WellPoint, Inc.
5.000% due 01/15/2011		11,000	10,876
Weyerhaeuser Co.
6.125% due 03/15/2007		17	17
Whirlpool Corp.
6.125% due 06/15/2011		12,000	12,228
Williams Cos., Inc.
6.375% due 10/01/2010		14,200	14,360
Wyeth
5.500% due 03/15/2013		10,000	10,078
Xerox Corp.
6.111% due 12/18/2009		1,200	1,224
9.750% due 01/15/2009		15,850	17,197
Yum! Brands, Inc.
7.650% due 05/15/2008		3,000	3,085

			4,109,285

Utilities 1.5%
Alabama Power Co.
5.560% due 08/25/2009		17,000	17,073
American Electric Power Co., Inc.
4.709% due 08/16/2007		4,100	4,080
AT&T, Inc.
4.125% due 09/15/2009		250	243
4.214% due 06/05/2021		285,000	284,207
5.464% due 05/15/2008		71,100	71,166
5.584% due 11/14/2008		16,400	16,456
BellSouth Corp.
4.200% due 09/15/2009		5,000	4,864
5.200% due 09/15/2014		35,000	34,210
5.474% due 08/15/2008		98,850	98,953
5.499% due 11/15/2007		24,598	24,632
British Telecommunications PLC
8.625% due 12/15/2010		200	223
9.125% due 12/15/2030		250	343
CenterPoint Energy, Inc.
5.875% due 06/01/2008		10,000	10,023
Cingular Wireless LLC
6.500% due 12/15/2011		80	84
Citizens Communications Co.
7.625% due 08/15/2008		11,500	11,960
CMS Energy Corp.
7.500% due 01/15/2009		24,800	25,699
8.900% due 07/15/2008		27,627	29,008
9.875% due 10/15/2007		10,000	10,362
Consolidated Edison, Inc.
3.625% due 08/01/2008		50	49
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		29,459	28,843
5.546% due 03/23/2009		14,000	14,030
Dominion Resources, Inc.
5.200% due 01/15/2016		15,300	14,783
5.662% due 09/28/2007		600	600
5.700% due 09/17/2012		100	101
DPL, Inc.
8.000% due 03/31/2009		28,000	29,452
El Paso Natural Gas Co.
8.375% due 06/15/2032		20,520	24,951
Entergy Gulf States, Inc.
5.700% due 06/01/2015		50	49
5.769% due 12/01/2009		15,000	14,980
6.100% due 12/08/2008		24,140	24,204
Exelon Corp.
4.900% due 06/15/2015		10,000	9,448
6.750% due 05/01/2011		200	209
Florida Power Corp.
5.774% due 11/14/2008		7,900	7,919
France Telecom S.A.
7.750% due 03/01/2011		870	949
Georgia Power Co.
5.553% due 02/17/2009		14,550	14,607
IPALCO Enterprises, Inc.
8.625% due 11/14/2011		50,858	55,562
KT Corp.
4.875% due 07/15/2015		100	96
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		43,600	44,101
Mountain States Telephone & Telegraph Co.
6.000% due 08/01/2007		2,070	2,070
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		250	282
Nextel Communications, Inc.
7.375% due 08/01/2015		20,000	20,528
Niagara Mohawk Power Corp.
7.750% due 10/01/2008		125	130
NiSource Finance Corp.
5.940% due 11/23/2009		25,300	25,328
6.150% due 03/01/2013		12,000	12,237
Ohio Edison Co.
5.450% due 05/01/2015		350	343
PPL Energy Supply LLC
5.700% due 10/15/2015		5,000	4,921
Progress Energy, Inc.
5.824% due 01/15/2010		400	402
7.100% due 03/01/2011		23	25
PSEG Power LLC
5.000% due 04/01/2014		400	382
5.500% due 12/01/2015		8,000	7,844
6.950% due 06/01/2012		172	182
Public Service Enterprise Group, Inc.
5.740% due 09/21/2008		300	300
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		25,200	25,389
7.250% due 02/15/2011		15,500	15,907
Qwest Corp.
5.625% due 11/15/2008		40,100	40,351
7.200% due 11/10/2026		2,150	2,177
7.500% due 10/01/2014		21,500	22,897
7.500% due 06/15/2023		6,850	6,936
7.625% due 06/15/2015		2,000	2,150
8.610% due 06/15/2013		2,800	3,045
8.875% due 03/15/2012		26,725	29,899
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		36	35
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		57,850	55,558
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		40,650	39,164
Scana Corp.
5.519% due 03/01/2008		24,621	24,672
Southern California Edison Co.
5.435% due 12/13/2007		38,080	38,117
Southwestern Public Service Co.
6.000% due 10/01/2036		10,000	9,930
Sprint Capital Corp.
7.625% due 01/30/2011		420	450
8.375% due 03/15/2012		750	834
Sprint Nextel Corp.
6.000% due 12/01/2016		36,000	35,151
TXU Corp.
4.800% due 11/15/2009		15,000	14,714
TXU Energy Co. LLC
7.000% due 03/15/2013		25,420	26,632
United Telephone Co. of the Northwest
6.890% due 07/01/2008 (o)		2,760	2,756
Verizon Global Funding Corp.
5.504% due 08/15/2007		143,200	143,201
6.125% due 06/15/2007		150	150
7.250% due 12/01/2010		200	213
7.375% due 09/01/2012		200	219
7.600% due 03/15/2007		11,829	11,878
Verizon New England, Inc.
6.500% due 09/15/2011		300	309
Verizon North, Inc.
5.604% due 01/01/2022		3,000	2,803
5.634% due 01/01/2021		3,000	2,796
Verizon Virginia, Inc.
4.625% due 03/15/2013		500	470
			1,562,296

Total Corporate Bonds & Notes (Cost $22,530,541)			22,688,119

MUNICIPAL BONDS & NOTES 0.9%
Alabama State General Obligation Bonds, Series 2002
4.960% due 09/01/2021		13,227	13,838
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
6.670% due 05/15/2035		1,955	2,278
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017		1,000	1,074
6.375% due 06/01/2032		7,300	7,980
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.750% due 06/01/2011		8,515	9,062
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037		4,075	4,752
California State Department of Water Resources Revenue Bonds, Series 2000
5.870% due 12/01/2029		2,500	2,641
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029		3,000	3,166
6.125% due 06/01/2038		2,000	2,171
6.125% due 06/01/2043		2,000	2,166
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028		21,000	7,990
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
5.861% due 01/01/2014		16,120	17,446
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
5.861% due 11/01/2013		2,830	3,101
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
5.841% due 11/15/2013		3,765	4,126
5.842% due 11/15/2013		6,680	7,353
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
5.861% due 02/15/2014		4,335	4,722
Detroit, Michigan School District General Obligation Bonds, (FGIC Q-SBLF Insured), Series 1998
4.750% due 05/01/2028		4,500	4,595
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032		12,190	3,812
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
0.000% due 08/15/2034		5,265	1,496
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
5.920% due 10/01/2036		2,275	2,471
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021		2,025	2,032
6.250% due 06/01/2033		192,975	215,910
6.750% due 06/01/2039		8,300	9,518
7.875% due 06/01/2042		5,000	6,117
7.900% due 06/01/2042		30	37
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2035		15,000	15,426
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028		8,720	3,303
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033 (j)		2,390	2,496
5.000% due 12/01/2033 (j)		10,000	10,469
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027		3,295	3,386
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032		55,000	17,779
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA State Aid Withholding Insured), Series 2006
4.750% due 01/15/2027		2,715	2,834
4.750% due 01/15/2028		2,000	2,086
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		60,695	60,448
Los Angeles, California Department of Water & Power Revenue Bonds, (FSA insured), Series 2005
4.750% due 07/01/2036 (j)		17,700	18,236
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		18,745	20,164
Massachusetts State Water Resources Authority Revenue Bonds, Series 2005
5.000% due 08/01/2034 (j)		10,000	10,713
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018 (j)		4,950	5,380
Michigan State Grosse Pointe Public School System General Obligation Bonds, Series 2005
5.570% due 05/01/2027		5,455	5,850
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 07/01/2030 (j)		10,000	10,694
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032		3,835	4,112
6.000% due 06/01/2037		9,095	9,870
6.125% due 06/01/2042		7,065	7,709
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024		13,000	14,081
6.375% due 06/01/2032		112,415	126,224
6.750% due 06/01/2039		1,000	1,144
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA Insured), Series 2005
6.840% due 12/15/2016		500	635
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
5.000% due 06/15/2035		90	94
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
6.840% due 11/01/2024		500	569
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.650% due 08/15/2030		27,700	31,822
Northside, Texas Independent School District General Obligation Bonds, Series 2004
5.000% due 02/15/2035 (j)		8,045	8,412
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2005
4.750% due 07/15/2035 (j)		13,620	13,946
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
5.841% due 07/15/2013		1,834	1,965
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032		7,000	7,495
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036		47,750	49,495
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028		3,400	3,660
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022 (o)		31,105	36,338
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		15,800	16,123
Truckee Meadows, Nevada Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036		33	39
5.000% due 07/01/2036 (j)		5,460	5,785
University of Iowa Facilities Corporations Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028		3,120	3,201
University of Texas Permanent Fund Revenue Bonds, Series 2004
4.750% due 07/01/2030		46,210	47,709
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026		1,050	1,118
5.625% due 06/01/2037		10,050	10,689
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032		6,850	7,600
Wisconsin State Clean Water Revenue Bonds, Series 2002
6.010% due 06/01/2023		500	559

Total Municipal Bonds & Notes (Cost $849,445)			939,512

U.S. GOVERNMENT AGENCIES 51.3%
Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (d)		54	46
0.950% due 03/25/2009 (b)		1,412	13
1.000% due 09/25/2023		9	9
3.225% due 02/25/2023 (b)		531	13
3.851% due 10/01/2033		146,050	144,440
3.863% due 08/01/2033		66	65
3.970% due 07/01/2019		16	16
4.000% due 11/01/2010 - 09/01/2020		3,655	3,450
4.187% due 10/01/2034		20,384	20,322
4.211% due 11/01/2034		5,610	5,584
4.246% due 03/01/2034		13,543	13,381
4.263% due 02/01/2035		20,769	20,654
4.386% due 10/01/2034		10,372	10,336
4.388% due 03/01/2034		22,816	22,719
4.413% due 12/01/2034		5,145	5,127
4.421% due 11/01/2034		5,482	5,413
4.439% due 10/01/2034		9,068	9,036
4.467% due 09/01/2035		520	508
4.476% due 05/01/2035		65,942	65,133
4.486% due 07/01/2035		9,496	9,415
4.496% due 05/01/2035		12,360	12,240
4.500% due 10/01/2010 - 12/01/2035		25,020	24,739
4.502% due 08/01/2035		17,169	17,035
4.509% due 07/01/2035		9,514	9,407
4.521% due 12/01/2033		3,324	3,334
4.574% due 06/01/2035		7,552	7,533
4.606% due 06/01/2015		365	366
4.620% due 05/01/2009		36	35
4.656% due 09/01/2035		5,464	5,461
4.661% due 07/01/2033		59	58
4.663% due 11/01/2035		35,156	34,726
4.666% due 02/01/2035		7,511	7,459
4.673% due 02/01/2035		6,641	6,593
4.677% due 05/25/2035		46,500	45,923
4.680% due 12/01/2012		377	368
4.685% due 05/01/2035		43,690	43,190
4.689% due 11/01/2035		10,147	10,111
4.699% due 06/01/2035		25,290	24,982
4.720% due 09/01/2035		22,164	22,138
4.724% due 09/01/2035		31,270	31,171
4.727% due 12/01/2034		667	660
4.732% due 11/01/2034		6,913	6,842
4.745% due 06/01/2035		6,101	6,015
4.767% due 08/01/2035		8,467	8,380
4.815% due 11/01/2035		22,929	22,784
4.820% due 09/01/2034		45,759	45,487
4.835% due 06/01/2035		383	380
4.864% due 01/01/2035		24,407	24,301
4.870% due 05/01/2013		132	129
4.899% due 01/01/2035		30,570	30,443
4.910% due 02/01/2035		14,184	14,144
4.923% due 07/01/2035		7,315	7,274
4.938% due 01/01/2035		32,234	32,098
4.996% due 06/01/2035		1,806	1,808
5.000% due 03/01/2009 - 09/25/2042		11,517,617	11,196,253
5.025% due 11/01/2022		22	23
5.083% due 10/01/2020		39	39
5.114% due 07/01/2035		6,686	6,669
5.147% due 03/01/2023		482	490
5.181% due 01/01/2018		199	202
5.308% due 02/01/2028		923	926
5.324% due 09/01/2035		91	90
5.338% due 05/01/2023		433	439
5.350% due 05/01/2014		138	140
5.375% due 03/01/2023		90	91
5.400% due 02/01/2021		152	154
5.413% due 09/01/2024		369	372
5.427% due 09/01/2017 - 03/01/2033		1,254	1,253
5.430% due 06/01/2022		40	41
5.435% due 01/01/2036		141	141
5.475% due 11/01/2024		3,069	3,096
5.480% due 03/25/2036		37,285	37,331
5.500% due 05/01/2008 - 01/01/2037		32,246,937	31,899,045
5.500% due 01/01/2033 - 02/01/2035 (h)		598,503	592,589
5.515% due 12/01/2018		238	240
5.516% due 03/01/2023		1,210	1,229
5.527% due 02/01/2028		51	51
5.554% due 01/01/2021		23	23
5.573% due 09/01/2021		34	34
5.605% due 02/01/2022		212	214
5.608% due 05/01/2021		51	52
5.672% due 09/01/2019		813	824
5.675% due 05/01/2030		19	20
5.685% due 07/01/2024		168	173
5.696% due 11/01/2019		206	207
5.700% due 07/25/2021 - 05/25/2042		6,884	6,908
5.750% due 12/20/2027 - 05/25/2031		2,863	2,842
5.763% due 07/01/2021		47	48
5.800% due 10/18/2030 - 10/25/2030		1,924	1,941
5.820% due 06/01/2023		21	22
5.847% due 10/01/2019		578	581
5.850% due 03/25/2017 - 08/25/2030		3,035	3,067
5.870% due 02/01/2018		50	51
5.877% due 12/01/2017		1,046	1,059
5.893% due 08/01/2022		1,618	1,653
5.907% due 02/01/2012		78	80
5.931% due 02/01/2021		169	172
5.946% due 07/01/2019		99	99
5.958% due 07/01/2042 - 10/01/2044		99,500	100,313
5.959% due 12/01/2044		15,957	16,016
5.960% due 04/01/2018		196	199
5.979% due 11/01/2011		177	182
5.994% due 09/01/2021		9	9
6.000% due 02/01/2009 - 02/01/2037		3,050,211	3,072,185
6.008% due 09/01/2041		96	98
6.070% due 12/01/2017		6	6
6.080% due 07/01/2032		145	146
6.090% due 12/01/2008		44	45
6.130% due 04/01/2009		107	108
6.158% due 10/01/2030 - 10/01/2040		9,154	9,323
6.187% due 09/01/2034		575	581
6.190% due 12/01/2023		223	226
6.218% due 09/01/2014		50	50
6.226% due 12/01/2008		68	69
6.250% due 01/25/2008 - 04/25/2032		9,781	9,829
6.289% due 08/01/2027		142	144
6.300% due 10/17/2038		21,923	22,899
6.310% due 03/01/2008		84	84
6.320% due 10/01/2013		3,968	4,089
6.325% due 12/01/2023		220	224
6.339% due 12/01/2036		714	721
6.370% due 02/25/2013		20,644	20,677
6.384% due 08/01/2025		1,295	1,328
6.390% due 05/25/2036		34,322	35,633
6.477% due 04/01/2017 - 05/01/2023		268	270
6.480% due 01/01/2011		97	100
6.495% due 04/01/2027		64	64
6.500% due 06/01/2008 - 06/25/2044		251,669	258,224
6.500% due 09/25/2008 - 10/25/2022 (b)		40	2
6.531% due 03/01/2019		1,164	1,174
6.535% due 08/01/2027		1,943	1,949
6.540% due 12/01/2007		97	97
6.550% due 12/01/2020		964	969
6.587% due 01/01/2020		1,134	1,137
6.609% due 06/01/2023		178	179
6.615% due 02/01/2026 - 04/01/2027		87	89
6.657% due 10/01/2024		64	66
6.669% due 11/01/2025		333	339
6.685% due 01/01/2024		182	185
6.723% due 11/01/2007 - 12/01/2023		38	39
6.724% due 11/01/2025		85	87
6.730% due 11/01/2007		986	987
6.740% due 08/25/2007		425	427
6.745% due 02/01/2020		17	17
6.750% due 10/25/2023		443	459
6.772% due 04/01/2027		98	99
6.779% due 08/01/2027		2,875	2,917
6.795% due 06/01/2022 - 11/01/2023		83	84
6.822% due 12/01/2027		742	752
6.851% due 11/01/2021		83	84
6.853% due 03/01/2025		1,133	1,152
6.862% due 06/01/2024		84	85
6.865% due 09/01/2024 - 05/01/2025		540	548
6.870% due 09/01/2022		193	195
6.875% due 10/01/2024		167	170
6.876% due 05/01/2017 - 07/01/2024		837	847
6.900% due 05/25/2023		79	82
6.937% due 11/01/2025		757	766
6.973% due 11/01/2025		202	206
6.980% due 02/01/2027		564	572
6.981% due 08/01/2026		205	207
6.997% due 03/01/2022 - 09/01/2022		264	268
7.000% due 02/01/2007 - 01/25/2048		22,558	23,301
7.031% due 12/01/2025		383	388
7.057% due 07/01/2026		39	39
7.071% due 05/01/2024		283	292
7.072% due 04/01/2027		100	102
7.095% due 05/01/2022		27	27
7.100% due 01/01/2026		162	164
7.104% due 09/25/2008		207	210
7.110% due 10/01/2009		467	483
7.118% due 08/01/2031		246	251
7.125% due 08/01/2009		16	16
7.140% due 09/01/2029		12	12
7.148% due 12/01/2022		45	46
7.151% due 06/01/2007		13	13
7.168% due 07/01/2021 - 01/01/2024		88	90
7.188% due 12/01/2025		332	334
7.189% due 05/01/2026		83	84
7.190% due 11/01/2023		160	163
7.200% due 05/01/2021		30	30
7.216% due 06/01/2025		199	200
7.222% due 04/01/2026 - 10/01/2027		293	297
7.250% due 01/01/2008 - 01/01/2023		1,907	1,946
7.259% due 12/01/2010		81	86
7.269% due 11/01/2025		46	46
7.297% due 06/01/2025		968	981
7.305% due 02/01/2020		70	70
7.326% due 02/01/2028		78	79
7.328% due 06/01/2007		116	116
7.350% due 09/01/2025		37	37
7.357% due 08/01/2023		117	119
7.375% due 05/25/2022		1,567	1,642
7.406% due 06/01/2030		493	500
7.413% due 09/01/2023		259	263
7.460% due 11/01/2023 - 08/01/2029		3,745	4,140
7.500% due 11/01/2010 - 07/25/2041		6,750	7,330
7.504% due 12/01/2023		141	144
7.513% due 04/01/2024		528	543
7.549% due 10/01/2023		29	30
7.625% due 11/01/2026		41	41
7.697% due 08/01/2027		38	38
7.738% due 05/01/2027		104	106
7.750% due 06/01/2009 - 01/25/2022		2,498	2,632
7.780% due 01/01/2018		2,094	2,404
7.783% due 10/01/2026		12	12
7.800% due 10/25/2022		335	357
7.886% due 10/01/2024		8	8
7.900% due 12/01/2026		13	14
7.920% due 03/01/2018		2,590	3,003
7.975% due 02/01/2033		7	7
7.980% due 05/01/2030		6,295	6,713
8.000% due 12/01/2007 - 06/01/2032		5,819	6,165
8.000% due 08/18/2027 (b)		15	3
8.060% due 04/01/2030		1,751	1,889
8.080% due 04/01/2030		961	1,037
8.250% due 10/01/2008 - 02/01/2017		18	18
8.490% due 06/01/2025		904	986
8.500% due 01/01/2007 - 10/01/2032		4,744	5,087
8.750% due 01/25/2021		320	344
9.000% due 07/01/2009 - 12/01/2027		2,349	2,536
9.250% due 04/25/2018		30	32
9.300% due 05/25/2018 - 08/25/2019		93	99
9.500% due 11/01/2009 - 07/01/2022		1,511	1,645
9.591% due 09/25/2028		959	1,005
9.750% due 11/01/2008		1	1
10.000% due 11/01/2013 - 05/01/2022		178	196
10.500% due 11/01/2013 - 04/01/2022		75	80
11.000% due 11/01/2013 - 11/01/2020		222	246
11.500% due 08/20/2016 - 11/01/2019		10	11
12.000% due 05/01/2016		1	1
12.500% due 10/01/2015		4	5
13.250% due 09/01/2011		3	3
14.750% due 08/01/2012		29	32
15.000% due 10/15/2012		53	61
15.500% due 10/01/2012 - 12/01/2012		5	5
15.750% due 12/01/2011 - 08/01/2012		19	21
16.000% due 09/01/2012		32	36
903.212% due 08/25/2021 (b)		0	10
1000.000% due 04/25/2022 (b)		0	6
1122.425% due 09/25/2008 (b)		0	3
Farmer Mac
7.941% due 01/25/2012		577	578
Federal Farm Credit Bank
5.244% due 03/01/2007		2,000	2,000
Federal Home Loan Bank
0.000% due 02/05/2007		47,650	46,816
Federal Housing Administration
2.900% due 05/01/2008		44	43
6.780% due 07/25/2040		7,342	7,324
6.875% due 11/01/2015		2,139	2,145
6.880% due 02/01/2041		11,148	11,176
6.896% due 07/01/2020		11,838	11,868
6.900% due 12/01/2040		22,127	22,182
6.960% due 05/01/2016		4,917	4,929
6.997% due 09/01/2019		119	120
7.110% due 05/01/2019		2,244	2,256
7.310% due 06/01/2041		22,986	22,756
7.315% due 08/01/2019		5,490	5,518
7.350% due 04/01/2019 - 11/01/2020		659	663
7.375% due 02/01/2018		171	172
7.400% due 01/25/2020 - 02/01/2021		4,314	4,346
7.430% due 10/01/2018 - 06/01/2024		16,735	16,860
7.450% due 05/01/2021		2,520	2,539
7.460% due 01/01/2023		250	252
7.465% due 11/01/2019		4,808	4,844
7.500% due 03/01/2032		3,205	3,229
7.580% due 12/01/2040		7,228	7,300
7.630% due 08/01/2041		17,332	17,419
7.780% due 11/01/2040		7,224	7,324
8.250% due 01/01/2041		4,617	4,686
8.375% due 02/01/2012		177	180
Freddie Mac
3.500% due 10/15/2011 - 07/15/2032		6,450	6,326
3.750% due 05/15/2015		548	547
4.000% due 05/01/2011 - 12/15/2024		119,428	117,887
4.125% due 09/15/2007 (b)		69	0
4.160% due 10/25/2023		249	250
4.250% due 03/15/2017 - 04/15/2023		25,104	24,848
4.500% due 11/01/2008 - 05/01/2034		42,841	42,333
4.538% due 08/01/2035		1,874	1,864
4.560% due 01/01/2034		15,648	15,435
4.591% due 12/01/2026		1,056	1,053
4.597% due 09/01/2035		25,849	25,774
4.635% due 07/01/2035		28,238	28,171
4.714% due 06/01/2035		7,244	7,150
4.816% due 03/01/2035		6,859	6,815
4.843% due 11/01/2035		41,572	41,300
4.851% due 10/01/2035		47,645	47,320
4.893% due 10/01/2035		32,507	32,270
4.904% due 02/15/2008 (b)		14	0
4.910% due 10/01/2035		41,839	41,570
4.916% due 07/01/2035		79	78
4.924% due 11/01/2034		292	291
4.949% due 11/01/2035		30,784	30,570
4.992% due 12/01/2019		5	5
5.000% due 02/01/2007 - 09/01/2035		411,828	407,206
5.118% due 05/01/2035		50,872	50,956
5.125% due 05/01/2023		16	16
5.150% due 03/01/2022		1,770	1,797
5.215% due 01/01/2022		111	110
5.315% due 10/01/2020		11	11
5.322% due 05/01/2020		98	99
5.500% due 06/12/2008 - 01/01/2037		213,390	213,372
5.530% due 02/01/2019		161	161
5.550% due 11/15/2024		3,951	3,946
5.568% due 12/01/2018		476	479
5.610% due 08/25/2031		318	320
5.625% due 02/01/2019		365	368
5.673% due 05/01/2020		20	21
5.677% due 08/15/2032		6,788	6,794
5.682% due 07/01/2032		9	9
5.683% due 03/01/2021		1,331	1,331
5.692% due 05/01/2021		1,691	1,703
5.697% due 10/01/2020		272	274
5.700% due 03/15/2025 - 06/15/2031		14,199	14,222
5.747% due 05/01/2018		374	376
5.750% due 06/15/2018 - 06/15/2031		1,128	1,135
5.800% due 11/15/2030 - 12/15/2031		49	49
5.829% due 09/01/2023		31	31
5.850% due 09/15/2030 - 01/15/2032		315	317
5.875% due 12/01/2016 - 09/01/2018		342	344
5.929% due 05/01/2018		375	375
5.930% due 11/01/2026		645	653
5.950% due 06/15/2028		38,008	37,902
5.958% due 10/25/2044 - 02/25/2045		63,353	63,454
5.980% due 02/01/2021		7	7
5.990% due 01/01/2024		95	97
6.000% due 02/15/2008 - 01/01/2037		417,453	421,098
6.012% due 01/01/2021		49	48
6.038% due 07/01/2019		9	9
6.065% due 10/01/2022		50	50
6.090% due 10/25/2023		1,247	1,274
6.125% due 04/01/2017		8	8
6.138% due 12/01/2023		260	262
6.158% due 07/25/2044		843	848
6.200% due 12/15/2008		757	759
6.250% due 04/15/2023 - 12/15/2028		5,794	5,841
6.350% due 05/25/2043		19,654	20,048
6.375% due 06/01/2017		5	5
6.391% due 12/01/2022		32	33
6.392% due 04/01/2029		226	228
6.400% due 10/15/2008 (b)		2	0
6.430% due 11/01/2023		11	11
6.475% due 07/01/2025		1,108	1,121
6.476% due 06/01/2021		596	611
6.500% due 04/01/2008 - 07/25/2043		463,342	473,665
6.500% due 11/15/2008 - 09/15/2023 (b)		115	5
6.520% due 04/01/2025		193	196
6.540% due 02/01/2023		174	179
6.593% due 09/01/2028		5	5
6.631% due 06/01/2024		743	760
6.650% due 11/01/2028		1,328	1,358
6.678% due 09/01/2027		107	109
6.687% due 06/01/2022		44	45
6.744% due 04/01/2024		1,115	1,139
6.754% due 01/01/2024		74	76
6.784% due 05/01/2023		210	210
6.796% due 08/01/2023		1,516	1,548
6.809% due 08/01/2023		1	1
6.854% due 06/01/2022		591	607
6.855% due 06/01/2022		228	234
6.872% due 10/01/2026		542	555
6.899% due 07/01/2020		173	176
6.907% due 10/01/2024		347	355
6.937% due 05/01/2023 - 10/01/2023		300	306
6.943% due 09/01/2023		750	775
6.950% due 07/15/2021 - 08/15/2021		61	61
6.960% due 02/01/2025		36	37
6.964% due 10/01/2023		279	282
6.973% due 05/01/2023		107	110
6.974% due 02/01/2026		431	441
6.984% due 07/01/2023		93	96
6.985% due 07/01/2022		112	115
7.000% due 12/01/2007 - 10/25/2043		63,130	64,945
7.000% due 08/15/2008 - 09/15/2023 (b)		109	7
7.030% due 01/01/2019 - 07/01/2024		219	224
7.034% due 08/01/2023		783	801
7.036% due 01/01/2028		44	45
7.075% due 01/01/2019 - 06/01/2024		271	277
7.078% due 07/01/2027		20	21
7.088% due 07/01/2023		253	255
7.089% due 04/01/2023		21	22
7.095% due 11/01/2020		236	240
7.105% due 05/01/2018		61	62
7.111% due 08/01/2023		123	125
7.197% due 11/01/2023		279	286
7.209% due 07/01/2030		1,532	1,569
7.211% due 08/01/2023		149	151
7.321% due 09/01/2023		219	221
7.328% due 07/01/2019		319	323
7.369% due 09/01/2023		387	392
7.376% due 08/01/2023		56	56
7.407% due 03/01/2024		328	334
7.409% due 09/01/2023		157	157
7.435% due 10/01/2023		232	235
7.483% due 10/01/2023		521	527
7.500% due 02/01/2007 - 07/01/2032		23,773	24,685
7.564% due 10/01/2023		152	154
7.581% due 06/01/2020		98	101
7.645% due 05/01/2025		5,977	6,485
7.750% due 10/01/2011		1	1
8.000% due 12/01/2007 - 09/15/2024		6,834	6,953
8.250% due 12/01/2007 - 06/15/2022		349	350
8.500% due 02/01/2008 - 06/01/2030		3,940	3,982
8.750% due 04/01/2009 - 12/15/2020		169	169
8.900% due 11/15/2020		1,380	1,376
9.000% due 04/01/2009 - 07/01/2030		916	934
9.000% due 05/01/2022 (b)		8	2
9.250% due 10/01/2009 - 07/01/2017		4	5
9.500% due 09/01/2016 - 12/01/2022		912	959
9.750% due 11/01/2008 - 05/01/2009		1	1
10.000% due 11/01/2011 - 03/01/2021		96	103
10.100% due 09/01/2016		116	127
10.250% due 04/01/2009 - 07/01/2009		74	78
10.500% due 10/01/2017 - 01/01/2021		35	39
10.750% due 09/01/2009 - 12/01/2015		41	42
11.000% due 06/01/2011 - 05/01/2020		67	73
11.250% due 10/01/2009 - 09/01/2015		5	5
11.500% due 01/01/2018		6	6
12.500% due 12/01/2012		2	2
13.250% due 10/01/2013		58	65
14.000% due 04/01/2016		4	4
15.500% due 08/01/2011 - 11/01/2011		3	3
16.250% due 05/01/2011		0	1
884.500% due 01/15/2021 (b)		0	0
1007.500% due 02/15/2022 (b)		0	1
Government National Mortgage Association
4.500% due 11/16/2028 - 07/15/2033		10,016	9,704
4.750% due 02/20/2032		2,701	2,699
5.000% due 02/20/2031 - 08/16/2033		3,769	3,729
5.125% due 12/20/2015 - 12/20/2029		40,977	41,542
5.250% due 01/20/2028 - 03/20/2030		11,612	11,645
5.375% due 02/20/2017 - 05/20/2030		93,784	94,732
5.500% due 07/20/2028 - 11/15/2033		7,237	7,244
5.625% due 02/20/2018 - 03/20/2018		75	75
5.650% due 10/15/2012		5	5
5.750% due 08/20/2020 - 03/16/2032		45,671	46,235
5.800% due 10/16/2030		1,285	1,295
5.850% due 02/16/2030 - 04/16/2032		5,173	5,221
5.875% due 04/20/2023		45	46
5.900% due 12/16/2025		165	167
5.950% due 02/16/2030		3,440	3,483
6.000% due 10/15/2008 - 12/15/2033		45,078	45,869
6.500% due 10/15/2008 - 07/15/2040		78,271	80,189
6.670% due 08/15/2040		926	941
6.750% due 06/20/2028 - 10/16/2040		42,613	45,791
7.000% due 11/15/2007 - 11/15/2032		10,468	10,797
7.250% due 07/16/2028		5	6
7.500% due 04/15/2007 - 05/15/2032		11,485	11,810
7.700% due 03/15/2041		6,582	6,949
7.750% due 12/20/2020 - 08/20/2025		48	50
8.000% due 10/20/2007 - 09/15/2031		1,384	1,463
8.250% due 02/15/2007 - 04/15/2020		159	168
8.300% due 06/15/2019		27	28
8.500% due 09/15/2009 - 04/15/2031		835	895
9.000% due 09/15/2008 - 08/15/2030		1,145	1,226
9.250% due 12/20/2016		3	3
9.500% due 11/15/2008 - 07/15/2025		738	799
10.000% due 11/15/2009 - 02/15/2025		672	745
10.250% due 02/20/2019		10	11
10.500% due 12/15/2015 - 09/15/2021		133	148
11.000% due 01/15/2010 - 04/20/2019		30	33
11.500% due 04/15/2013 - 10/15/2015		20	23
12.000% due 11/15/2012 - 05/15/2016		105	118
13.000% due 12/15/2012		6	6
13.500% due 10/15/2012 - 09/15/2014		31	35
15.000% due 08/15/2011 - 11/15/2012		50	57
16.000% due 11/15/2011 - 05/15/2012		57	66
17.000% due 11/15/2011 - 12/15/2011		17	20
Small Business Administration
3.870% due 01/01/2014		1,591	1,538
4.340% due 03/01/2024		294	281
4.504% due 02/01/2014		140	136
4.524% due 02/10/2013		18,968	18,400
4.980% due 11/01/2023		11,089	10,983
5.130% due 09/01/2023		7,521	7,510
5.340% due 11/01/2021		9,426	9,520
6.030% due 02/01/2012		13,216	13,551
6.340% due 03/01/2021		17,287	17,906
6.344% due 08/01/2011		1,855	1,915
6.640% due 02/01/2011		4,510	4,679
6.700% due 12/01/2016		5,088	5,250
6.900% due 12/01/2020		4,820	5,062
6.950% due 11/01/2016		1,243	1,287
7.150% due 03/01/2017		2,498	2,595
7.190% due 12/01/2019		193	203
7.449% due 08/01/2010		11,830	12,362
7.452% due 09/01/2010		8,921	9,365
7.500% due 04/01/2017		1,365	1,428
7.540% due 08/10/2009		9,717	10,084
7.630% due 06/01/2020		8,406	8,957
7.640% due 03/01/2010		5,627	5,918
7.700% due 07/01/2016		176	184
8.017% due 02/10/2010		12,670	13,367

Total U.S. Government Agencies (Cost $51,721,673)			51,398,405

U.S. TREASURY OBLIGATIONS 4.6%
Treasury Inflation Protected Securities (f)
2.375% due 01/15/2025		750,442	747,365
3.625% due 04/15/2028		301,680	364,337
4.250% due 01/15/2010		1,332	1,402
U.S. Treasury Notes
3.625% due 04/30/2007		168	167
4.625% due 12/31/2011		2,623,100	2,613,956
4.750% due 12/31/2008		888,300	887,537

Total U.S. Treasury Obligations (Cost $4,682,153)			4,614,764

MORTGAGE-BACKED SECURITIES 3.2%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		324	318
4.390% due 02/25/2045		133,480	131,315
American Southwest Financial Securities Corp.
7.248% due 11/25/2038		4,729	4,716
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		117,900	116,577
Banc of America Funding Corp.
4.114% due 05/25/2035		171,884	167,990
5.250% due 09/20/2034		200	196
Banc of America Mortgage Securities
4.777% due 05/25/2035		9,534	9,531
5.500% due 11/25/2033		238	237
6.500% due 09/25/2033		22,140	22,354
6.954% due 07/20/2032		2,204	2,233
Bear Stearns Adjustable Rate Mortgage Trust
4.636% due 01/25/2034		597	596
4.750% due 10/25/2035		182,037	180,085
4.781% due 01/25/2034		28	28
5.287% due 04/25/2033		8,860	8,827
5.328% due 02/25/2033		98	98
5.381% due 04/25/2033		23,567	23,378
5.583% due 01/25/2034		161	162
5.625% due 02/25/2033		17,654	17,599
6.259% due 11/25/2030		16,909	16,918
6.785% due 06/25/2031		1,086	1,081
Bear Stearns Alt-A Trust
4.955% due 01/25/2035		22,758	22,779
5.390% due 05/25/2035		241,013	241,473
5.570% due 04/25/2035		8,126	8,137
5.600% due 07/25/2034		85	85
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041		5,752	5,653
5.060% due 11/15/2016		13,530	13,464
5.910% due 02/14/2031		20	20
6.440% due 06/16/2030		11,300	11,438
7.000% due 05/20/2030		43,181	45,885
Bear Stearns Mortgage Securities, Inc.
6.246% due 06/25/2030		572	582
Capco America Securitization Corp.
5.860% due 10/15/2030		2	2
CC Mortgage Funding Corp.
5.530% due 05/25/2036		13,756	13,814
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033		250	245
Citigroup Mortgage Loan Trust, Inc.
4.681% due 08/25/2035		144,189	141,927
4.700% due 12/25/2035		73,957	72,932
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		756	756
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031		69	71
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		145	157
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		1,527	1,509
5.420% due 07/25/2046		11,783	11,793
5.500% due 05/20/2046		7,108	7,119
5.550% due 05/25/2036		6,541	6,538
5.630% due 10/25/2035		1,760	1,762
5.670% due 09/25/2035		6,571	6,598
6.000% due 10/25/2032		6,088	6,098
Countrywide Home Loan Mortgage Pass-Through Trust
3.825% due 10/19/2032		36	36
5.250% due 02/20/2036		69,066	68,519
5.500% due 11/25/2035		10,788	9,156
5.580% due 05/25/2035		36,871	36,925
5.620% due 05/25/2034		4	4
5.640% due 04/25/2035		42,242	42,403
6.524% due 07/19/2031		47	47
CS First Boston Mortgage Securities Corp.
2.611% due 08/15/2036		221	221
3.006% due 03/15/2036		13,520	13,239
5.570% due 11/15/2019		16,708	16,719
5.601% due 03/25/2032		1,184	1,182
5.629% due 05/25/2032		25	25
5.950% due 12/25/2032		26	26
6.000% due 02/25/2017		359	358
6.000% due 06/25/2017		83	83
6.004% due 05/25/2032		1,131	1,128
6.067% due 06/25/2032		19	19
6.500% due 04/25/2033		5,351	5,360
7.031% due 06/25/2032		23	23
7.290% due 09/15/2041		322	334
7.500% due 12/25/2032		12	12
Denver Arena Trust
6.940% due 11/15/2019		3,048	3,098
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		515	535
DLJ Mortgage Acceptance Corp.
3.844% due 08/01/2021 (o)		578	564
8.000% due 03/25/2022		11	11
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		40	40
First Nationwide Trust
6.750% due 08/21/2031		8,140	8,120
First Republic Mortgage Loan Trust
5.650% due 08/15/2032		243	243
5.670% due 06/25/2030		4,543	4,547
Fund America Investors Corp. II
6.613% due 06/25/2023		418	420
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		34,117	33,401
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017		62	62
Government Lease Trust
4.000% due 05/18/2011		35,750	34,265
6.390% due 05/18/2007		1,888	1,888
6.480% due 05/18/2011		14,000	14,360
GS Mortgage Securities Corp. II
6.044% due 08/15/2018		13,588	13,854
6.620% due 10/18/2030		25,809	26,144
6.624% due 05/03/2018		55,900	59,230
GSR Mortgage Loan Trust
4.540% due 09/25/2035		124,304	122,181
4.549% due 09/25/2035		111,975	110,824
5.700% due 01/25/2034		92	92
6.000% due 03/25/2032		163	160
GSRPM Mortgage Loan Trust
6.050% due 01/25/2032		3,985	4,020
Harborview Mortgage Loan Trust
5.590% due 03/19/2037		30,454	30,513
5.690% due 06/20/2035		3,961	3,979
5.700% due 01/19/2035		8,973	9,016
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032		3,061	3,058
Indymac ARM Trust
6.607% due 01/25/2032		422	420
6.713% due 01/25/2032		1,586	1,582
7.072% due 08/25/2031		511	509
Indymac Index Mortgage Loan Trust
5.191% due 01/25/2036		28,533	28,739
LB Mortgage Trust
8.431% due 01/20/2017		32,528	35,446
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027		14,760	14,425
4.590% due 04/15/2030		5,172	5,114
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021		6,044	6,048
MASTR Adjustable Rate Mortgages Trust
6.135% due 10/25/2032		5,106	5,090
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,589	2,550
MASTR Seasoned Securities Trust
6.198% due 09/25/2017		31,265	31,729
6.500% due 08/25/2032		61,050	61,241
Mellon Residential Funding Corp.
5.700% due 11/15/2031		27,217	27,270
5.790% due 12/15/2030		5,719	5,745
5.830% due 06/15/2030		900	900
5.840% due 10/20/2029		19,089	19,297
6.406% due 07/25/2029		3,509	3,510
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		139	138
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034		28,367	28,261
MLCC Mortgage Investors, Inc.
5.680% due 06/25/2028		7,726	7,766
5.730% due 03/15/2025		456	458
Morgan Stanley Capital I
5.500% due 04/25/2017		88	87
5.900% due 10/15/2035		1,583	1,583
6.160% due 04/03/2014		4,391	4,429
6.170% due 10/03/2034		1,405	1,425
Nationslink Funding Corp.
5.700% due 11/10/2030		2,466	2,472
6.888% due 11/10/2030		289	290
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030		3,793	3,937
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		56	56
Paine Webber CMO Trust
1359.500% due
08/01/2019 (b)		0	4
PNC Mortgage Acceptance Corp.
7.050% due 10/12/2033		1,246	1,248
Prime Mortgage Trust
5.750% due 02/25/2019		4,354	4,364
5.750% due 02/25/2034		19,612	19,679
Prudential Home Mortgage Securities
7.400% due 11/25/2007		1	1
7.500% due 03/25/2008		168	168
Prudential-Bache CMO Trust
8.400% due 03/20/2021		673	672
RAAC Series 2005-SP1
5.000% due 09/25/2034		14,856	14,765
Regal Trust IV
5.882% due 09/29/2031		2,034	2,033
Resecuritization Mortgage Trust
5.600% due 04/26/2021		2	2
Residential Accredit Loans, Inc.
5.420% due 09/25/2046		20,648	20,648
Residential Asset Mortgage Products, Inc.
5.520% due 07/25/2024		3,925	3,928
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		1,031	1,038
Salomon Brothers Mortgage Securities VII
5.850% due 05/25/2032		263	262
7.115% due 11/25/2022		10	10
7.165% due 09/25/2023		16	16
7.262% due 12/25/2030		249	248
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		328	329
Sears Mortgage Securities
12.000% due 02/25/2014		98	99
Securitized Asset Sales, Inc.
7.612% due 11/26/2023		178	177
Sequoia Mortgage Trust
4.082% due 04/20/2035		58,160	56,994
5.700% due 10/19/2026		564	565
5.700% due 07/20/2033		480	481
Structured Adjustable Rate Mortgage Loan Trust
5.343% due 08/25/2034		720	718
5.450% due 01/25/2036		18,813	18,785
6.227% due 01/25/2035		534	539
Structured Asset Mortgage Investments, Inc.
5.510% due 06/25/2036		3,959	3,962
5.660% due 12/25/2035		9,219	9,243
5.680% due 09/19/2032		21,668	21,703
5.988% due 04/30/2030		2	2
6.365% due 05/25/2022		2,268	2,222
Structured Asset Securities Corp.
5.450% due 03/25/2033		15,921	15,718
5.450% due 09/25/2035		9,437	9,444
6.100% due 02/25/2032		3,936	3,927
6.150% due 07/25/2032		6,136	6,184
6.947% due 05/25/2032		329	330
7.213% due 01/25/2032		6,261	6,242
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024		42	41
Thornburg Mortgage Securities Trust
5.440% due 08/25/2036		5,696	5,689
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		4,000	4,058
6.800% due 01/25/2028		3,920	3,926
Vendee Mortgage Trust
0.445% due 06/15/2023 (b)		29,265	450
6.500% due 09/15/2024		22,683	23,091
6.821% due 01/15/2030		2,972	3,044
Wachovia Bank Commercial Mortgage Trust
4.061% due 10/15/2041		8,362	8,209
Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033		359	357
7.283% due 05/25/2033		479	490
Washington Mutual, Inc.
4.816% due 10/25/2032		7	7
5.114% due 10/25/2032		14,230	14,161
5.430% due 06/25/2046		10,073	10,081
5.450% due 05/25/2046		2,859	2,860
5.540% due 04/25/2045		11,611	11,629
5.596% due 02/27/2034		599	601
5.610% due 11/25/2045		9,993	10,032
5.620% due 12/25/2027		2,091	2,092
5.640% due 08/25/2045		2,933	2,941
5.640% due 10/25/2045		76,223	76,373
5.665% due 11/25/2034		203	204
5.670% due 12/25/2027		39,065	39,107
5.807% due 06/25/2046		76,608	76,991
5.846% due 05/25/2046		6,182	6,193
5.882% due 11/25/2046		3,050	3,068
6.027% due 11/25/2042		886	889
6.227% due 06/25/2042		5,006	5,012
6.227% due 08/25/2042		584	585
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034		39,718	38,443
3.989% due 12/25/2034		451	442
4.320% due 07/25/2035		49,635	48,558
4.950% due 03/25/2036		281,786	278,616
5.142% due 03/25/2036		10,495	10,451

Total Mortgage-Backed Securities (Cost $3,234,480)			3,221,478

ASSET-BACKED SECURITIES 3.5%
Accredited Mortgage Loan Trust
5.510% due 09/25/2035		16,800	16,815
ACE Securities Corp.
5.370% due 07/25/2036		36,616	36,640
5.400% due 06/25/2036		18,889	18,902
5.420% due 12/25/2035		18,198	18,213
5.430% due 02/25/2036		15,814	15,827
5.460% due 10/25/2035		443	444
5.500% due 12/25/2035		30,770	30,802
Advanta Mortgage Loan Trust
5.725% due 11/25/2029		391	391
8.250% due 08/25/2030		4,524	4,528
Aegis Asset-Backed Securities Trust
5.460% due 10/25/2035		1,529	1,530
American Express Credit Account Master Trust
5.460% due 11/16/2009		10,000	10,011
Ameriquest Mortgage Securities, Inc.
5.430% due 01/25/2036		1,378	1,379
5.780% due 10/25/2033		73	73
Amortizing Residential Collateral Trust
5.620% due 06/25/2032		499	500
Argent Securities, Inc.
5.370% due 10/25/2036		18,507	18,519
5.410% due 05/25/2036		14,089	14,098
5.420% due 04/25/2036		24,867	24,886
5.430% due 03/25/2036		37,427	37,457
5.470% due 10/25/2035		1,877	1,879
5.470% due 02/25/2036		62,588	62,632
5.490% due 02/25/2036		2,935	2,937
Asset-Backed Funding Certificates
5.380% due 10/25/2036		7,672	7,676
Asset-Backed Securities Corp. Home Equity
5.410% due 03/25/2036		2,216	2,218
5.410% due 07/25/2036		13,626	13,636
5.420% due 03/25/2036		8,060	8,067
5.460% due 11/25/2035		13,597	13,607
5.510% due 05/25/2035		431	432
Bank One Issuance Trust
5.460% due 12/15/2010		12,850	12,880
Basic Asset-Backed Securities Trust
5.430% due 04/25/2036		12,803	12,813
Bear Stearns Asset-Backed Securities, Inc.
5.349% due 06/25/2043		5,224	5,244
5.420% due 12/25/2036		20,000	20,000
5.430% due 12/25/2035		6,691	6,696
5.440% due 04/25/2036		30,756	30,778
5.520% due 12/25/2042		3,064	3,068
5.550% due 09/25/2034		119	119
5.680% due 10/25/2032		8,945	8,967
5.750% due 10/27/2032		4,013	4,031
Brazos Student Finance Corp.
5.960% due 06/01/2023		6,608	6,647
Carrington Mortgage Loan Trust
5.370% due 08/25/2036		13,159	13,168
5.390% due 05/25/2036		11,453	11,461
5.470% due 02/25/2036		20,000	20,019
Cendant Mortgage Corp.
5.984% due 07/25/2043		4,477	4,472
Centex Home Equity
5.400% due 06/25/2036		1,643	1,644
Chase Credit Card Master Trust
5.390% due 09/15/2009		27,705	27,728
5.460% due 07/15/2010		15,895	15,930
Chase Funding Mortgage Loan Asset-Backed Certificates
5.670% due 08/25/2032		4,153	4,157
5.720% due 10/25/2032		176	177
Chase Issuance Trust
5.370% due 07/15/2010		32,000	32,032
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		496	497
Citibank Credit Card Issuance Trust
5.435% due 03/20/2009		20,700	20,717
Citigroup Mortgage Loan Trust, Inc.
5.450% due 07/25/2035		17	17
5.500% due 07/25/2035		17,000	17,014
Community Program Loan Trust
4.500% due 10/01/2018		9,186	9,044
4.500% due 04/01/2029		26,000	24,519
Conseco Finance
5.800% due 05/15/2032		145	145
Countrywide Asset-Backed Certificates
5.370% due 03/25/2037		47,474	47,504
5.380% due 01/25/2046		98,441	98,510
5.420% due 06/25/2036		33,836	33,863
5.420% due 07/25/2036		12,521	12,531
5.420% due 08/25/2036		10,866	10,874
5.420% due 09/25/2036		22,385	22,401
5.450% due 01/25/2036		3	2
5.480% due 07/25/2036		15,518	15,529
5.510% due 02/25/2036		25,422	25,432
5.730% due 03/25/2033		4,140	4,150
Credit-Based Asset Servicing & Securitization LLC
5.460% due 08/25/2035		757	757
5.470% due 07/25/2035		4,106	4,110
5.900% due 04/25/2032		838	841
CS First Boston Mortgage Securities Corp.
5.660% due 01/25/2032		570	571
5.720% due 08/25/2032		1,871	1,872
6.050% due 07/25/2032		750	750
Delta Funding Home Equity Loan Trust
6.170% due 09/15/2029		293	294
Discover Card Master Trust I
5.725% due 10/16/2013		400	406
Encore Credit Receivables Trust
5.510% due 11/25/2035		4,418	4,421
Equity One Asset-Backed Securities, Inc.
5.630% due 11/25/2032		51	51
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025		4	4
Fieldstone Mortgage Investment Corp.
5.430% due 05/25/2036		9,001	9,008
First Alliance Mortgage Loan Trust
5.790% due 01/25/2025		17	17
6.110% due 03/20/2031		2,107	2,109
First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036		19,018	19,031
5.420% due 01/25/2036		16,516	16,529
5.430% due 04/25/2035		6,545	6,550
5.440% due 01/25/2036		67,480	67,536
FMAC Loan Receivables Trust
6.500% due 09/15/2020		63	52
7.900% due 04/15/2019		20	19
Ford Credit Auto Owner Trust
5.405% due 09/15/2007		10,854	10,863
Fremont Home Loan Trust
5.370% due 10/25/2036		16,663	16,673
5.400% due 05/25/2036		25,552	25,570
5.440% due 01/25/2036		53	53
5.450% due 11/25/2035		29	29
5.630% due 01/25/2035		3,894	3,899
Green Tree Financial Corp.
6.160% due 02/01/2031		2,476	2,478
6.240% due 11/01/2016		46	46
6.480% due 12/01/2030		48	48
6.870% due 04/01/2030		1,024	1,029
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	116
GSAMP Trust
5.360% due 08/25/2036		950	950
5.410% due 04/25/2036		9,315	9,321
5.420% due 01/25/2036		22,608	22,623
5.420% due 02/25/2036		13,458	13,470
5.440% due 11/25/2035		4,320	4,323
GSR Mortgage Loan Trust
5.450% due 11/25/2030		191	191
HFC Home Equity Loan Asset-Backed Certificates
5.470% due 03/20/2036		17,362	17,378
Home Equity Asset Trust
5.430% due 05/25/2036		36,502	36,517
5.440% due 10/25/2035		721	722
5.460% due 02/25/2036		20,120	20,138
5.650% due 11/25/2032		154	154
Home Equity Mortgage Trust
5.440% due 05/25/2036		6,428	6,433
Honda Auto Receivables Owner Trust
5.100% due 09/18/2008		13,435	13,435
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036		101,549	101,358
5.430% due 12/25/2035		15,485	15,497
IMC Home Equity Loan Trust
7.310% due 11/20/2028		54	53
7.435% due 07/25/2026		75	74
7.500% due 04/25/2026		72	72
7.520% due 08/20/2028		32	32
Indymac Home Equity Loan Asset-Backed Trust
5.930% due 07/25/2030		36	36
Indymac Residential Asset-Backed Trust
5.390% due 08/25/2036		33,989	34,014
5.440% due 03/25/2036		35,183	35,209
5.460% due 10/25/2035		29,897	29,920
IXIS Real Estate Capital Trust
5.410% due 08/25/2036		28,147	28,165
5.500% due 09/25/2035		3,047	3,050
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036		14,719	14,729
5.375% due 10/25/2035		4,436	4,423
5.400% due 08/25/2036		30,725	30,742
5.410% due 01/25/2032		15,533	15,544
5.420% due 02/25/2036		3,495	3,497
5.420% due 03/25/2036		3,076	3,077
5.470% due 09/25/2035		5,916	5,920
Lehman XS Trust
5.400% due 06/25/2046		38,637	38,653
5.430% due 04/25/2046		63,727	63,768
5.430% due 08/25/2046		16,662	16,676
5.440% due 05/25/2046		37,358	37,359
Long Beach Mortgage Loan Trust
5.360% due 07/25/2036		20,019	20,033
5.410% due 04/25/2036		2,399	2,401
5.420% due 03/25/2036		20,512	20,529
5.430% due 02/25/2036		19,549	19,564
5.440% due 01/25/2036		3,233	3,235
5.470% due 09/25/2035		195	195
5.520% due 06/25/2035		218	219
5.630% due 10/25/2034		48,213	48,266
MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036		5,163	5,166
5.400% due 03/25/2036		19,939	19,954
5.430% due 01/25/2036		38,399	38,429
5.460% due 11/25/2035		40,625	40,656
MBNA Credit Card Master Note Trust
5.850% due 03/15/2010		65,000	65,258
Merrill Lynch Mortgage Investors, Inc.
5.390% due 07/25/2037		42,140	42,163
5.410% due 03/25/2037		22,264	22,281
5.420% due 02/25/2037		14,314	14,325
Metris Master Trust
5.630% due 04/20/2011		3,200	3,205
Mid-State Trust
6.340% due 10/15/2036		24,877	25,332
7.340% due 07/01/2035		1,117	1,190
7.791% due 03/15/2038		4,383	4,720
8.330% due 04/01/2030		24,810	25,639
Morgan Stanley ABS Capital I
5.390% due 04/25/2036		4,378	4,381
5.410% due 03/25/2036		25,869	25,887
5.420% due 12/25/2035		5,297	5,301
5.460% due 07/25/2035		805	806
Morgan Stanley Capital I
5.420% due 03/25/2036		27,345	27,364
Morgan Stanley Home Equity Loans
5.400% due 04/25/2036		5,567	5,571
5.430% due 12/25/2035		3,593	3,596
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		5,262	5,402
Nelnet Student Loan Trust
5.347% due 10/27/2014		16,311	16,320
5.370% due 08/23/2011		15,214	15,225
5.375% due 12/22/2014		9,987	9,972
5.387% due 01/26/2015		3,310	3,313
5.467% due 07/25/2016		8,900	8,925
5.467% due 10/25/2016		15,074	15,083
New Century Home Equity Loan Trust
5.410% due 05/25/2036		12,750	12,760
5.430% due 12/25/2035		6,362	6,367
5.570% due 03/25/2035		928	929
7.540% due 06/25/2029		4	4
Newcastle Mortgage Securities Trust
5.420% due 03/25/2036		11,224	11,233
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008		2,116	2,115
5.493% due 08/15/2007		4,537	4,542
Nomura Asset Acceptance Corp.
5.490% due 01/25/2036		13,817	13,827
Nomura Home Equity Loan, Inc.
5.430% due 02/25/2036		6,692	6,697
Novastar Home Equity Loan
5.440% due 01/25/2036		9,343	9,350
NPF XII, Inc.
2.462% due 11/01/2003 (a)		49,000	2,940
Option One Mortgage Loan Trust
5.420% due 01/25/2036		14,077	14,088
Ownit Mortgage Loan Asset-Backed Certificates
5.410% due 03/25/2037		13,740	13,751
Park Place Securities, Inc.
5.510% due 06/25/2035		4,783	4,787
Popular ABS Mortgage Pass-Through Trust
5.460% due 08/25/2035		1,607	1,608
5.460% due 09/25/2035		2,062	2,063
Quest Trust
5.780% due 12/25/2033		3,211	3,224
5.910% due 06/25/2034		978	981
Renaissance Home Equity Loan Trust
5.700% due 08/25/2032		874	876
5.710% due 11/25/2034		256	257
Residential Asset Mortgage Products, Inc.
5.420% due 05/25/2036		9,466	9,474
5.430% due 01/25/2036		11,694	11,702
5.450% due 04/25/2035		4,306	4,309
5.450% due 05/25/2035		198	198
Residential Asset Securities Corp.
5.370% due 09/25/2036		41,287	41,316
5.390% due 06/25/2036		25,050	25,068
5.400% due 10/25/2036		38,163	38,191
5.410% due 04/25/2036		28,360	28,382
5.420% due 03/25/2036		11,919	11,927
5.420% due 04/25/2036		20,845	20,864
5.430% due 01/25/2036		29,747	29,770
5.440% due 01/25/2036		1,231	1,232
5.450% due 10/25/2035		12,801	12,811
5.450% due 11/25/2035		7,771	7,777
5.460% due 10/25/2035		187	187
5.520% due 08/25/2035		1,200	1,201
Residential Mortgage Loan Trust
6.875% due 09/25/2029		24	24
SACO I, Inc.
5.410% due 05/25/2036		25,129	25,144
5.430% due 04/25/2036		3,511	3,513
5.450% due 01/25/2036		3,599	3,601
5.460% due 12/25/2035		3,230	3,232
5.570% due 06/25/2035		15,469	15,478
5.600% due 12/25/2035		503	503
Salomon Brothers Mortgage Securities VII
5.630% due 09/25/2028		2,312	2,315
5.650% due 03/25/2032		1,495	1,498
Saxon Asset Securities Trust
5.610% due 08/25/2032		889	890
Securitized Asset-Backed Receivables LLC Trust
5.410% due 03/25/2036		21,302	21,317
5.420% due 10/25/2035		5,286	5,290
SLC Student Loan Trust
5.330% due 12/15/2010		6,573	6,574
SLM Student Loan Trust
5.347% due 07/25/2013		11,550	11,556
5.377% due 07/25/2016		23,793	23,823
5.387% due 01/26/2015		37,436	37,467
5.397% due 01/27/2014		17,757	17,767
5.417% due 07/25/2014		9,442	9,457
5.537% due 07/25/2012		11,550	11,563
Soundview Home Equity Loan Trust
5.350% due 07/25/2036		32,781	32,804
5.360% due 11/25/2036		1,503	1,504
5.370% due 10/25/2036		3,435	3,437
5.410% due 06/25/2036		21,045	21,059
5.420% due 02/25/2036		13,108	13,118
5.420% due 03/25/2036		9,852	9,859
5.420% due 05/25/2036		17,471	17,485
5.510% due 07/25/2035		361	361
5.520% due 04/25/2035		3,803	3,806
Specialty Underwriting & Residential Finance
5.410% due 02/25/2037		14,499	14,510
5.430% due 12/25/2036		23,838	23,857
Structured Asset Investment Loan Trust
5.440% due 07/25/2035		301	301
5.700% due 04/25/2033		2,194	2,196
Structured Asset Securities Corp.
4.900% due 04/25/2035		42,223	40,829
5.400% due 02/25/2036		12,394	12,402
5.430% due 05/25/2035		44	44
5.430% due 01/25/2037		25,000	25,012
5.470% due 03/25/2035		4,012	4,015
5.610% due 01/25/2033		6,683	6,704
Susquehanna Auto Lease Trust
4.991% due 04/16/2007		469	474
Terwin Mortgage Trust
5.470% due 07/25/2035		1,536	1,537
USAA Auto Owner Trust
5.030% due 11/17/2008		10,787	10,785
Wachovia Auto Owner Trust
4.820% due 02/20/2009		373	372
Wachovia Student Loan Trust
5.357% due 10/25/2013		11,157	11,157
Washington Mutual Asset-Backed Certificates
5.390% due 04/25/2036		11,470	11,479
Wells Fargo Home Equity Trust
5.460% due 10/25/2035		39,915	39,946
5.460% due 11/25/2035		11,470	11,477
5.470% due 12/25/2035		23,115	23,133
5.590% due 11/25/2035		89,554	89,789
5.600% due 12/25/2035		135,729	136,097
WFS Financial Owner Trust
3.590% due 10/19/2009		16,993	16,857
WMC Mortgage Loan Pass-Through Certificates
6.030% due 05/15/2030		3,822	3,825
6.250% due 10/15/2029		3,170	3,213

Total Asset-Backed Securities (Cost $3,517,835)			3,493,304

SOVEREIGN ISSUES 0.3%
Brazilian Government International Bond
6.000% due 01/17/2017		4,000	3,950
8.000% due 01/15/2018		25,000	27,863
China Development Bank
5.000% due 10/15/2015		29,300	28,571
Colombia Government International Bond
10.750% due 01/15/2013		90	112
Hong Kong Government International Bond
5.125% due 08/01/2014		150	150
Hydro Quebec
5.562% due 09/29/2049		5,600	5,291
Korea Development Bank
4.750% due 07/20/2009		200	198
5.774% due 10/20/2009		100	101
Korea Highway Corp.
5.125% due 05/20/2015		100	98
Mexico Government International Bond
10.375% due 02/17/2009		310	343

		Shares
Mexico Government International Bond Rights
0.000% due 06/30/2007		2,000,000	29

		Principal Amount (000s)
Panama Government International Bond
6.700% due 01/26/2036		$58,230	60,850
8.875% due 09/30/2027		29,750	37,931
9.375% due 07/23/2012		49,060	57,768
9.625% due 02/08/2011		12,600	14,427
Peru Government International Bond
9.125% due 01/15/2008		1,700	1,773
South Africa Government International Bond
6.500% due 06/02/2014		27,000	28,451
Ukraine Government International Bond
6.875% due 03/04/2011		8,000	8,242

Total Sovereign Issues (Cost $247,554)			276,148

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	3,000	3,947
Banque Centrale de Tunisie
7.500% due 08/06/2009		2,300	3,277
BTM Curacao Holdings NV
1.195% due 11/29/2049	JPY	1,000,000	8,323
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	73,949
Danske Bank A/S
5.684% due 12/29/2049	GBP	16,400	31,639
El Paso Corp.
7.125% due 05/06/2009	EUR	63,300	87,528
Ford Motor Credit Co.
5.250% due 06/16/2008		15,000	10,079
6.750% due 01/14/2008		8,000	10,720
Gaz Capital for Gazprom
5.875% due 06/01/2015		20,000	27,719
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	13,287
HBOS PLC
4.875% due 03/29/2049		14,090	18,796
Italy Buoni Poliennali Del Tesoro
1.650% due 09/15/2008		40,031	52,834
JSG Holding PLC
5.741% due 11/29/2013		7,915	10,543
5.800% due 01/12/2014		1,193	1,585
5.835% due 01/12/2013		4,217	5,617
5.850% due 01/12/2013		2,446	3,253
5.946% due 01/12/2013		3,253	4,326
5.971% due 11/29/2014		4,353	5,821
6.062% due 01/12/2014		1,789	2,378
6.157% due 01/12/2014		469	623
6.350% due 01/12/2014		876	1,165
6.494% due 01/12/2013		2,169	2,884
6.686% due 01/12/2014		2,319	3,101
KBC Bank Funding Trust I
8.220% due 11/29/2049		5,000	7,254
Lloyds TSB Capital
7.375% due 02/07/2049		26,000	38,694
Mizuho Finance Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	8,549
New Zealand Government Bond
4.500% due 02/15/2016	NZD	81,500	78,863
Nordic Telephone Co. Holdings ApS
5.207% due 11/30/2014	EUR	15,500	20,672
5.939% due 11/30/2014		14,880	19,932
6.036% due 11/30/2015		785	1,051
Norinchukin Bank
5.625% due 09/28/2016	GBP	25,000	48,528
Poland Government Bond
5.750% due 03/24/2010	PLN	54,490	19,304
Province of Quebec Canada
5.000% due 12/01/2038	CAD	206,300	185,770
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	8,320
1.346% due 12/31/2049		1,100,000	9,245
United Kingdom Gilt
5.000% due 03/07/2012	GBP	50	98

Total Foreign Currency-Denominated Issues (Cost $734,897)			829,674

SHORT-TERM INSTRUMENTS 24.0%
Certificates Of Deposit 6.4%
Abbey National Treasury Services PLC
5.276% due 07/02/2008		$352,100	351,946
Bank of Ireland
5.225% due 03/07/2007		165,000	163,365
5.225% due 03/29/2007		174,700	172,411
5.230% due 03/13/2007		14,000	13,849
5.250% due 01/22/2007		11,800	11,766
5.250% due 02/02/2007		200,000	199,096
5.250% due 02/16/2007		14,000	13,908
5.260% due 03/15/2007		18,200	17,998
5.320% due 02/08/2007		112,600	112,600
Barclays Bank PLC
4.485% due 01/29/2007		556,970	556,963
5.271% due 01/29/2007		47,000	46,997
5.320% due 02/15/2007		460,000	460,000
BNP Paribas
5.292% due 05/28/2008		163,100	163,132
Citibank New York N.A.
5.320% due 02/22/2007		152,000	152,000
5.325% due 01/30/2007		322,000	322,000
5.325% due 02/09/2007		258,100	258,100
5.325% due 03/28/2007		37,700	37,700
Citizens Bank of Massachusetts
5.330% due 02/09/2007		96,800	96,800
Fortis Bank NY
5.295% due 01/04/2007		400,000	400,000
HBOS Treasury Services PLC
5.305% due 01/29/2007		500,000	500,008
Istituto Bancario San Paolo
5.355% due 01/16/2007		50,000	50,000
Nordea Bank Finland
5.308% due 05/28/2008		160,000	160,057
Skandinav Enskilda BK
5.330% due 02/04/2008		8,600	8,604
Societe Generale NY
5.258% due 06/20/2007		12,300	12,300
5.295% due 01/31/2007		1,000,000	1,000,000
Unicredito Italiano NY
5.370% due 05/29/2008		141,400	141,442
Unicredito Italiano SpA
5.325% due 02/16/2007		3,000	3,000
5.330% due 03/20/2007		616,600	616,600
5.385% due 02/15/2007		230,000	230,005
5.405% due 03/01/2007		150,000	150,012

			6,422,659

COMMERCIAL PAPER 13.1%
Abbey National N.A. LLC
5.185% due 03/29/2007		2,800	2,763
5.200% due 04/02/2007		5,700	5,622
5.225% due 03/07/2007		2,300	2,277
5.240% due 01/08/2007		22,265	22,246
5.245% due 01/08/2007		3,200	3,197
ABN AMRO N.A. Finance
5.240% due 01/12/2007		286,000	285,584
ANZ National International Ltd.
5.245% due 02/20/2007		268,900	266,980
ASB Finance Ltd.
5.250% due 02/15/2007		15,500	15,401
5.255% due 02/07/2007		22,000	21,884
Bank of America Corp.
5.200% due 04/02/2007		70,800	69,832
5.200% due 04/03/2007		197,800	195,066
5.200% due 04/27/2007		25,500	25,060
5.210% due 03/28/2007		118,300	116,767
5.225% due 02/08/2007		482,900	480,307
5.225% due 03/01/2007		3,000	2,975
5.225% due 03/07/2007		6,700	6,634
5.225% due 03/27/2007		131,000	129,322
5.230% due 03/09/2007		122,500	121,250
5.230% due 03/20/2007		84,700	83,701
5.235% due 03/13/2007		497,900	492,533
5.245% due 01/18/2007		11,300	11,274
5.245% due 02/01/2007		9,700	9,658
5.245% due 03/30/2007		5,400	5,328
5.250% due 01/12/2007		246,500	246,141
5.250% due 01/18/2007		25,400	25,341
5.250% due 01/24/2007		500	498
5.250% due 03/15/2007		117,700	116,397
5.250% due 03/19/2007		8,900	8,796
Barclays U.S. Funding Corp.
5.220% due 03/05/2007		3,400	3,367
5.240% due 01/12/2007		148,300	148,084
5.240% due 02/02/2007		46,200	45,992
5.250% due 01/12/2007		4,400	4,394
5.250% due 01/17/2007		300	299
5.250% due 01/22/2007		800	798
5.250% due 02/14/2007		8,300	8,248
5.250% due 02/20/2007		37,500	37,232
5.260% due 03/26/2007		12,800	12,638
BNP Paribas Finance
5.230% due 01/19/2007		400	399
5.230% due 03/07/2007		309,500	306,433
5.235% due 02/12/2007		9,232	9,177
5.235% due 02/13/2007		15,300	15,207
5.240% due 01/19/2007		4,400	4,389
5.300% due 01/02/2007		43,200	43,200
Caisse d'Amortissement de la Dette Sociale
5.220% due 01/04/2007		500	500
5.260% due 01/16/2007		54,300	54,189
Calyon N.A. LLC
5.225% due 03/09/2007		7,100	7,028
5.235% due 02/09/2007		8,800	8,751
5.240% due 02/08/2007		4,400	4,376
CBA (de) Finance
5.230% due 02/22/2007		6,900	6,849
5.240% due 01/17/2007		1,100	1,098
5.240% due 02/02/2007		95,700	95,268
5.240% due 02/21/2007		4,500	4,467
5.245% due 02/07/2007		900	895
5.250% due 03/07/2007		10,300	10,198
Citigroup Funding, Inc.
5.250% due 02/14/2007		25,000	24,843
Cox Communications, Inc.
5.580% due 03/15/2007		85,000	85,000
5.893% due 01/16/2007		131,900	131,900
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		22,900	22,324
Danske Corp.
5.240% due 01/30/2007		5,100	5,079
5.255% due 01/18/2007		5,600	5,587
5.260% due 01/04/2007		5,000	4,999
Dexia Delaware LLC
5.240% due 01/17/2007		191,600	191,182
5.240% due 01/18/2007		2,600	2,594
5.240% due 01/24/2007		1,900	1,894
5.240% due 02/20/2007		55,300	54,906
5.250% due 02/08/2007		300,000	298,381
5.300% due 01/02/2007		32,500	32,500
DnB NORBank ASA
5.200% due 03/26/2007		13,300	13,131
5.235% due 03/26/2007		6,300	6,220
5.240% due 04/13/2007		10,000	9,847
5.265% due 02/20/2007		1,600	1,589
Fannie Mae
5.099% due 01/05/2007		400	400
5.130% due 02/28/2007		6,600	6,546
5.132% due 02/21/2007		15,200	15,092
5.138% due 02/21/2007		2,800	2,780
5.140% due 03/14/2007		200	198
5.142% due 03/20/2007		1,300	1,285
5.145% due 03/21/2007		3,900	3,853
5.155% due 03/06/2007		1,600	1,584
5.160% due 01/19/2007		6,600	6,584
5.200% due 01/31/2007		9,700	9,660
5.236% due 01/22/2007		10,600	10,570
5.239% due 01/24/2007		700	698
5.264% due 01/31/2007		900	896
5.269% due 01/10/2007		2,000	1,998
5.280% due 01/10/2007		3,465	3,461
5.310% due 01/03/2007		12,714	12,712
Federal Home Loan Bank
4.800% due 01/02/2007		869,600	869,600
Fortis Funding LLC
5.265% due 01/02/2007		11,800	11,800
5.320% due 01/03/2007		1,000	1,000
Freddie Mac
5.065% due 01/02/2007		50,600	50,600
5.065% due 02/06/2007		2,900	2,886
5.090% due 02/16/2007		600	596
5.125% due 01/24/2007		600	598
5.134% due 01/26/2007		1,800	1,794
5.140% due 01/08/2007		7,800	7,793
5.140% due 02/08/2007		300	298
5.170% due 01/23/2007		300	299
5.185% due 01/23/2007		400	399
5.210% due 01/23/2007		100	100
5.231% due 02/06/2007		400	398
General Electric Capital Corp.
5.230% due 02/16/2007		24,300	24,141
5.230% due 03/07/2007		52,900	52,376
5.230% due 03/08/2007		12,300	12,176
5.230% due 03/27/2007		6,300	6,219
5.240% due 01/17/2007		400,000	399,127
5.240% due 01/18/2007		400,000	399,068
5.240% due 02/08/2007		26,100	25,959
5.240% due 02/09/2007		13,100	13,028
5.250% due 01/16/2007		40,300	40,218
5.250% due 01/17/2007		40,700	40,611
HBOS Treasury Services PLC
5.190% due 02/02/2007		4,100	4,082
5.200% due 02/02/2007		300	299
5.220% due 03/12/2007		116,300	115,063
5.225% due 01/10/2007		200	200
5.240% due 03/06/2007		7,800	7,724
5.245% due 01/04/2007		41,800	41,788
5.245% due 02/12/2007		17,700	17,594
5.245% due 03/19/2007		1,900	1,878
5.250% due 01/25/2007		400	399
5.250% due 02/07/2007		10,100	10,047
5.250% due 02/08/2007		152,500	151,677
5.250% due 02/12/2007		8,300	8,250
5.250% due 02/13/2007		96,200	95,611
5.250% due 02/16/2007		46,400	46,095
5.250% due 02/20/2007		9,000	8,936
HSBC Bank USA N.A.
5.240% due 01/12/2007		7,600	7,589
ING U.S. Funding LLC
5.205% due 03/29/2007		27,700	27,337
5.230% due 02/27/2007		36,400	36,104
5.240% due 01/03/2007		4,600	4,599
5.240% due 01/18/2007		51,100	50,981
5.240% due 01/19/2007		32,000	31,921
5.240% due 01/22/2007		200	199
5.240% due 01/29/2007		8,400	8,367
5.240% due 02/08/2007		1,300	1,293
5.245% due 01/08/2007		18,800	18,784
5.245% due 01/22/2007		24,400	24,329
5.250% due 02/08/2007		2,500	2,486
Intesa Funding LLC
5.240% due 01/12/2007		19,400	19,372
5.245% due 01/30/2007		173,600	172,892
IXIS Commercial Paper Corp.
5.245% due 01/26/2007		3,400	3,388
5.250% due 02/08/2007		6,100	6,067
KFW International Finance
5.250% due 02/14/2007		26,000	25,837
Nordea N.A., Inc.
5.220% due 01/03/2007		11,650	11,648
5.230% due 01/03/2007		115,200	115,183
5.240% due 02/13/2007		200	199
5.390% due 01/10/2007		37,700	37,655
Oesterreichische
5.205% due 04/25/2007		91,430	89,879
5.230% due 01/12/2007		12,500	12,482
Rabobank USA Financial Corp.
5.210% due 02/23/2007		200	198
5.280% due 01/02/2007		6,800	6,800
Royal Bank of Canada
5.240% due 02/05/2007		25,065	24,941
San Paolo IMI U.S. Financial Co.
5.240% due 01/08/2007		60,750	60,697
5.240% due 01/23/2007		500	498
5.250% due 01/16/2007		12,300	12,275
5.290% due 01/02/2007		20,200	20,200
Santander Hispano Finance Delaware
5.170% due 06/13/2007		63,400	61,885
5.240% due 01/05/2007		100	100
5.240% due 01/16/2007		7,000	6,986
5.245% due 01/05/2007		19,900	19,891
5.245% due 01/18/2007		56,600	56,468
5.245% due 02/08/2007		7,700	7,658
5.250% due 01/05/2007		200	200
5.250% due 02/08/2007		7,300	7,261
Skandinaviska Enskilda Banken AB
5.220% due 03/06/2007		7,000	6,932
5.230% due 01/04/2007		80,700	80,677
5.240% due 02/21/2007		3,300	3,276
5.245% due 01/08/2007		11,000	10,990
5.260% due 01/08/2007		150,000	149,868
Societe Generale NY
5.185% due 04/02/2007		131,100	129,308
5.200% due 04/02/2007		35,400	34,916
5.225% due 03/01/2007		69,100	68,518
5.230% due 02/09/2007		39,900	39,680
5.230% due 03/05/2007		1,300	1,287
5.230% due 03/08/2007		315,400	312,227
5.235% due 01/08/2007		8,600	8,592
5.235% due 02/16/2007		200,000	198,691
5.245% due 01/08/2007		70,500	70,438
5.270% due 01/02/2007		17,600	17,600
Spintab AB
5.240% due 02/23/2007		11,000	10,917
5.240% due 02/28/2007		14,800	14,677
5.250% due 01/29/2007		5,800	5,777
5.250% due 02/02/2007		21,400	21,303
Stadshypoket Delaware, Inc.
5.240% due 01/16/2007		74,400	74,248
5.240% due 02/21/2007		600	596
5.245% due 02/21/2007		71,300	70,781
5.255% due 01/30/2007		80,000	79,673
Statens Bostadsfin Bank
5.240% due 01/22/2007		20,000	19,942
5.255% due 01/29/2007		78,800	78,489
5.270% due 01/11/2007		300	300
Svenska Handelsbanken, Inc.
5.230% due 03/08/2007		14,850	14,701
5.230% due 03/12/2007		20,200	19,985
5.235% due 02/28/2007		28,700	28,462
5.235% due 03/05/2007		7,300	7,230
Swedbank
5.210% due 01/22/2007		5,300	5,285
5.230% due 01/08/2007		2,500	2,498
5.240% due 01/02/2007		4,700	4,700
5.240% due 01/05/2007		5,400	5,398
5.240% due 02/09/2007		250,000	248,617
5.240% due 02/12/2007		14,500	14,413
5.240% due 02/21/2007		15,600	15,486
5.245% due 01/02/2007		1,700	1,700
Time Warner, Inc.
5.390% due 01/22/2007		234,000	233,299
TotalFinaElf Capital S.A.
5.300% due 01/02/2007		5,500	5,500
Toyota Motor Credit Corp.
5.230% due 02/05/2007		14,000	13,931
5.230% due 02/23/2007		31,600	31,361
5.240% due 02/06/2007		55,700	55,416
5.240% due 02/07/2007		66,100	65,754
UBS Finance Delaware LLC
5.160% due 06/12/2007		17,000	16,596
5.185% due 04/02/2007		4,100	4,044
5.205% due 01/26/2007		813,700	810,876
5.225% due 03/08/2007		39,500	39,103
5.230% due 03/07/2007		118,500	117,326
5.240% due 01/22/2007		300,000	299,127
5.245% due 01/08/2007		6,600	6,594
5.250% due 01/11/2007		399,600	399,076
5.250% due 01/17/2007		4,500	4,490
5.270% due 01/02/2007		6,800	6,800
5.280% due 01/02/2007		25,500	25,500
Unicredit Delaware, Inc.
5.170% due 05/24/2007		8,700	8,517
Unicredito Italiano SpA
5.250% due 01/05/2007		2,200	2,199
5.250% due 01/16/2007		200,000	199,592
5.250% due 01/19/2007		6,100	6,085
5.250% due 01/26/2007		100,000	99,650
Viacom, Inc.
5.594% due 05/29/2007		140,400	140,400
5.600% due 03/22/2007		89,650	89,650
Westpac Capital Corp.
5.190% due 05/07/2007		50,000	49,066
5.210% due 03/29/2007		17,400	17,172
5.215% due 02/05/2007		13,300	13,234
5.220% due 01/05/2007		500	500
5.235% due 03/16/2007		100,000	98,878
5.245% due 01/24/2007		2,200	2,193
5.245% due 02/16/2007		34,300	34,075
5.250% due 01/18/2007		7,300	7,283
5.255% due 01/18/2007		213,600	213,101
5.280% due 02/08/2007		9,400	9,349
Westpac Trust Securities NZ Ltd.
5.245% due 01/18/2007		63,200	63,053
5.245% due 01/25/2007		3,900	3,887
5.255% due 02/12/2007		1,300	1,292
5.330% due 01/18/2007		22,500	22,447

			13,136,573

Repurchase Agreements 2.0%
Credit Suisse Securities (USA) LLC
4.800% due 01/02/2007		20,600	20,600
(Dated 12/29/2006. Collateralized by U.S. Treasury Notes 6.000% due 08/15/2009 valued at $21,160. Repurchase proceeds are $20,611.)
Lehman Brothers, Inc.
4.850% due 01/02/2007		1,258,100	1,258,100
(Dated 12/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 02/28/2011 valued at $1,286,637. Repurchase proceeds are $1,258,778.)
UBS Securities LLC
4.800% due 01/02/2007		719,000	719,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $735,530. Repurchase proceeds are $719,383.)

			1,997,700

Tri-Party Repurchase Agreements 0.4%
State Street Bank and Trust Co.
4.900% due 01/02/2007
(Dated 12/29/2006. Collateralized by Fannie Mae 3.000% due 08/15/2007 valued at $99,726; Freddie Mac 4.400% - 5.351% due 04/30/2007 - 08/22/2007 valued at $59,999; and U.S. Treasury Notes 2.750% - 3.875% due 07/31/2007 - 08/15/2007 valued at $289,383. Repurchase proceeds are $440,539.)		440,299	440,299

France Treasury Bills 1.0%
2.906% due 01/18/2007 - 02/01/2007 (e)	EUR	794,800	1,046,977

Germany Treasury Bills 0.1%
3.090% due 01/17/2007		61,800	81,476

U.S. Treasury Bills 0.9%
4.811% due 03/01/2007 - 03/15/2007 (e)(g)(k)		$872,386	863,030

Total Short-Term Instruments (Cost $23,950,369)			23,988,714

Purchased Options (m) 0.3% (Cost $376,272)			344,644
Total Investments (i) 111.8% (Cost $112,108,645)			112,058,866
Written Options (n) (0.5%) (Premiums $403,361)			(493,646)
Other Assets and Liabilities (Net) (11.3%)			(11,415,755)

Net Assets 100.0%			100,149,465

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) When-issued security.

(d) Principal only security.

(e) Coupon represents a weighted average rate.

(f) Principal amount of security is adjusted for inflation.

(g) Securities with an aggregate market value of $150,856 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(h) Securities with an aggregate market value of $592,589 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2006.

(i) As of December 31, 2006, portfolio securities with an aggregate value of $4,586,626 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(j) Residual Interest Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(k) Securities with an aggregate market value of $669,007 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	7,226	$(7,282)
90-Day Euribor June Futures	Long	06/2007	21,944	(16,438)
90-Day Euribor June Futures	Long	06/2008	1,409	(999)
90-Day Euribor March Futures	Long	03/2008	2,825	(2,040)
90-Day Euribor September Futures	Long	09/2007	13,115	(12,070)
90-Day Eurodollar December Futures	Long	12/2007	293,086	(47,475)
90-Day Eurodollar June Futures	Long	06/2007	150,594	(98,848)
90-Day Eurodollar March Futures	Long	03/2007	52,996	(48,688)
90-Day Eurodollar March Futures	Long	03/2008	29,147	(18,066)
90-Day Eurodollar September Futures	Long	09/2007	251,564	(93,633)
90-Day Euroyen December Futures	Long	12/2007	2,600	(75)
90-Day Euroyen September Futures	Long	09/2007	3,292	(162)
Euro-Bund 10-Year Note March Futures	Long	03/2007	5,598	(3,370)
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 119.000	Short	03/2007	3,875	368
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.000	Short	03/2007	9,940	1,358
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 114.500	Short	03/2007	1,366	(9)
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 115.000	Short	03/2007	1,366	(9)
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 116.000	Short	03/2007	13,815	(7,899)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	14,488	(7,113)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	3,640	(2,152)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	3,005	(2,093)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	7,888	(3,917)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	2,818	(2,151)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	8,241	(7,644)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	35,608	84,593

				$(295,814)

(l) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.75% due 03/31/2014	Sell	2.300%	9/20/2007	JPY	8,849,000	$582
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	3/20/2007		$25,000	244
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	9/20/2007		10,000	139
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007		10,000	116
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%)	6/20/2008		2,500	(11)
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%)	6/20/2008		3,200	1
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%)	9/20/2009		5,000	3
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	3/20/2010		50,000	206
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	3/20/2010		50,000	186
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	9/20/2010		5,000	622
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%)	6/20/2011		10,700	197
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%)	12/20/2012		10,000	12
Bank of America	TXU Energy Co. LLC 7.000% due 03/15/2013	Buy	(0.670%)	3/20/2013		10,600	2
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%)	12/20/2014		10,600	(148)
Bank of America	Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(0.910%)	6/20/2016		10,500	(46)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	12/20/2007		25,000	(25)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008		12,000	1
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008		29,000	1
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008		9,000	(9)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008		800	(1)
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%)	6/20/2009		10,500	(13)
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%)	9/20/2011		15,000	(24)
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%)	9/20/2011		15,000	(38)
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%)	3/20/2012		10,000	12
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	3/20/2012		10,600	(75)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	3/20/2013		20,900	562
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%)	6/20/2015		11,000	0
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%)	12/20/2015		8,000	(64)
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%)	12/20/2016		13,000	17
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.675%	3/20/2007		25,000	242
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	6/20/2007		10,000	193
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	6/20/2007		23,000	492
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	6/20/2007		800	18
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007		9,700	217
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	9/20/2007		8,200	112
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%)	9/20/2009		5,000	(8)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%)	6/20/2010		10,000	(45)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%)	3/20/2011		10,000	(86)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.520%)	3/20/2011		10,000	(33)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%)	6/20/2011		5,300	(2)
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	6/20/2011		10,000	14
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	9/20/2011		10,300	(80)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%)	12/20/2011		10,000	(12)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011		10,000	(8)
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%)	3/20/2012		10,400	(1)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%)	3/20/2012		15,400	(17)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	3/20/2012		8,200	(1)
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%)	9/20/2012		15,000	73
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%)	3/20/2014		15,000	(2)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%)	6/20/2015		10,000	120
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%)	12/20/2015		10,000	21
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%)	3/20/2016		15,000	(43)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%)	3/20/2016		10,000	(16)
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%)	3/20/2016		10,000	21
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%)	3/20/2016		10,000	21
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%)	3/20/2016		9,800	(52)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	3/20/2016		20,000	(39)
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	6/20/2016		10,000	(49)
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%)	12/20/2016		10,000	(46)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%)	12/20/2016		10,200	(78)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%	6/20/2011		10,000	803
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%)	12/20/2013		15,000	0
Citibank N.A.	TXU Energy Co. LLC 7.000% due 03/15/2013	Buy	(0.700%)	3/20/2013		16,000	(32)
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%)	12/20/2014		10,200	4
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.360%	9/20/2007		20,000	279
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.890%	12/20/2007		20,000	64
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		14,400	54
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	6/20/2008		10,300	(12)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%	9/20/2008		10,000	548
Credit Suisse First Boston	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.160%)	9/20/2009		10,000	14
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	9/20/2010		3,000	344
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	9/20/2010		5,000	523
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	9/20/2010		2,000	242
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%)	3/20/2011		10,000	(3)
Credit Suisse First Boston	CVS Corp. 5.750% due 08/15/2011	Buy	(0.250%)	9/20/2011		10,200	(7)
Credit Suisse First Boston	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.530%)	9/20/2011		7,350	(43)
Credit Suisse First Boston	Kaupthing Bank Hf 5.750% due 10/04/2011	Buy	(0.550%)	12/20/2011		20,000	(56)
Credit Suisse First Boston	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%)	9/20/2013		10,000	68
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%	5/20/2016		10,000	417
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%	9/20/2007		10,000	154
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%	12/20/2007		100,000	1
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007		3,000	0
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008		17,000	8
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008		9,800	(1)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008		13,000	(10)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008		14,000	(11)
Deutsche Bank AG	TXU Corp. 4.800% due 11/15/2009	Buy	(0.430%)	12/20/2009		15,000	13
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	6/20/2011		10,000	804
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	6/20/2011		10,000	807
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%	6/20/2011		10,000	829
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%	6/20/2011		10,000	862
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%	6/20/2011		10,000	899
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	7/20/2011		300	3
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%	9/20/2011		25,000	1,878
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%)	9/20/2011		13,600	(36)
Deutsche Bank AG	Kaupthing Bank Hf 5.750% due 10/04/2011	Buy	(0.530%)	12/20/2011		10,000	(19)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%)	12/20/2011		9,000	(105)
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	6/20/2016		26,000	251
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	6/20/2007		600	13
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	6/20/2007		12,000	278
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007		7,400	105
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	9/20/2007		10,000	146
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007		10,000	116
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	3/20/2008		90,000	40
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	3/20/2008		77,000	41
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	9/20/2010		5,000	575
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	6/20/2011		10,000	910
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%)	3/20/2013		15,000	(29)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%)	3/20/2015		10,000	(11)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.320%	2/20/2007		4,000	3
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	6/20/2007		5,300	52
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	6/20/2007		5,000	59
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	9/20/2007		7,500	81
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%	11/20/2007		4,100	2
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	3/20/2007		4,600	24
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	6/20/2007		5,000	108
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007		3,500	78
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	6/20/2007		29,300	552
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	9/20/2007		25,000	413
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007		101,940	33
JPMorgan Chase & Co.	TRW, Inc. 6.250% due 01/15/2010	Buy	(0.110%)	3/20/2010		5,000	(5)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	6/20/2010		10,000	616
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%)	6/20/2010		8,000	(21)
JPMorgan Chase & Co.	Glitnir Banki Hf floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%)	3/20/2011		10,000	(17)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	6/20/2011		15,000	1,118
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%	6/20/2011		10,000	1,008
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%)	6/20/2011		10,300	(2)
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%)	6/20/2011		10,300	(42)
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%)	6/20/2011		12,500	3
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	9/20/2011		5,000	(46)
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	3/20/2016		10,000	82
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	3/20/2016		6,950	157
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%	3/20/2016		22,400	308
Lehman Brothers, Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.600%	3/20/2007		15,000	221
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	3/20/2007		10,000	50
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	9/20/2007		5,000	62
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007		7,800	111
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	9/20/2007		10,600	159
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%	9/20/2007		15,000	231
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.410%	11/20/2007		50,000	57
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%	12/20/2007		20,000	66
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		25,900	97
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.850%	12/20/2007		20,000	251
Lehman Brothers, Inc.	Ford Motor Credit Co. 6.625% due 06/16/2008	Buy	(1.070%)	6/20/2008		37,000	(78)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		3,500	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008		300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008		29,000	(29)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008		29,000	(36)
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	3/20/2010		50,000	183
Lehman Brothers, Inc.	People's Republic of China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	3/20/2010		50,000	233
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%)	6/20/2010		40,000	(227)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	3/20/2011		10,000	804
Lehman Brothers, Inc.	Residential Capital LLC 6.000% due 02/22/2011	Buy	(0.580%)	3/20/2011		10,000	74
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%)	6/20/2011		10,600	15
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	6/20/2011		10,000	910
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%	10/20/2011		25,000	608
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011		2,500	21
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011		50,000	472
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011		44,300	262
Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	3/20/2012		20,000	(24)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	5/20/2013		30,000	868
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%)	9/20/2013		15,000	0
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	9/20/2014		35,000	(39)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	3/20/2016		25,000	834
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	3/20/2016		6,900	260
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	3/20/2016		41,200	934
Lehman Brothers, Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.715%)	6/20/2016		10,000	(39)
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%)	9/20/2016		15,000	4
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%)	12/20/2016		20,000	1
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	6/20/2007		4,000	84
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%)	12/20/2011		20,000	(26)
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%)	6/20/2012		5,000	(26)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%)	12/20/2012		10,500	(263)
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	5/20/2013		15,000	426
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%)	6/20/2015		10,000	(58)
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%)	3/20/2016		15,000	(75)
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	4/20/2016		300	10
Merrill Lynch & Co., Inc.	Health Care Properties, Inc. 6.300% due 09/15/2016	Buy	(0.650%)	9/20/2016		13,500	14
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016		5,000	2
Morgan Stanley	Freddie Mac 5.500% due 07/15/2006	Sell	0.215%	2/26/2007		103,300	58
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	6/20/2007		7,300	156
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007		18,900	423
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	6/20/2007		41,800	55
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	9/20/2007		5,900	75
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	9/20/2007		10,400	136
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007		10,000	116
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007		58,000	8
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.480%	12/20/2007		47,800	(58)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.305%	12/20/2008		43,000	9
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	3/20/2011		10,000	800
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	6/20/2011		20,000	1,417
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	6/20/2011		5,200	(28)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011		50,000	472
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%	11/20/2011		50,000	335
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%)	9/20/2012		10,000	(32)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	9/20/2012		5,000	(12)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	3/20/2013		47,000	1,368
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%)	3/20/2013		5,000	(24)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%)	3/20/2013		10,000	(14)
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%)	9/20/2013		10,800	(31)
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%)	9/20/2013		9,800	(237)
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%)	12/20/2013		10,000	(40)
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%)	12/20/2013		10,000	(22)
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%)	3/20/2014		11,500	19
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%)	12/20/2015		5,000	(56)
Morgan Stanley	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%	3/20/2016		22,400	275
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%)	6/20/2016		9,600	(31)
Royal Bank of Canada	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%	12/20/2011		50,000	386
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.600%	6/20/2007		50,000	90
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%	6/20/2007		20,000	55
Royal Bank of Scotland Group PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007		40,000	462
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007		4,800	5
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008		33,000	(5)
Royal Bank of Scotland Group PLC	Landsbanki Islands Hf floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	9/20/2009		18,000	(28)
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165%)	3/20/2011		11,000	(12)
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.250%)	6/20/2011		15,000	(204)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%)	9/20/2011		6,200	(1)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480%)	9/20/2011		10,000	(2)
Royal Bank of Scotland Group PLC	Landsbanki Islands Hf 6.100% due 08/25/2011	Buy	(0.395%)	9/20/2011		10,300	(6)
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%)	9/20/2011		5,100	(15)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011		44,300	303
Royal Bank of Scotland Group PLC	NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%)	3/20/2013		12,400	(59)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%)	12/20/2015		10,000	(95)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016		15,000	25
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%)	12/20/2016		12,000	(48)
UBS AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.650%	3/20/2007		40,000	594
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%	6/20/2007		10,000	142
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	6/20/2007		10,000	227
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	6/20/2007		6,000	139
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%	6/20/2007		20,000	55
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007		5,000	71
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.720%	9/20/2007		25,000	417
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%	12/20/2007		20,000	66
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007		30,000	347
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	12/20/2007		20,000	241
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%	12/20/2010		10,000	1,001
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	3/20/2011		5,000	400
UBS AG	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%)	6/20/2011		10,000	(36)
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%	6/20/2011		25,000	1,744
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	6/20/2011		25,000	2,046
UBS AG	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%)	9/20/2011		10,000	(57)
UBS AG	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016		35,000	12

							$40,458

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	285,300	$(760)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	1/4/2010	BRL	7,100	(15)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	1/4/2010		203,900	887
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	1/4/2010		193,200	3,468
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	1/4/2010		427,800	1,143
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027	CAD	51,800	(834)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027		128,100	(1,580)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	899
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	1,050
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	1,134
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007	GBP	702,200	(9,239)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/16/2011		1,930	(77)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	(310)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		160,800	7,011
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,774,100	(32,747)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	9/20/2009		325,000	(11,047)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		111,000	4,483
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	9/20/2009		130,500	(4,430)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	9/20/2009		154,700	(5,275)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	(61)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		230,200	10,067
UBS AG	6-Month GBP-LIBOR	Pay	4.500%	9/20/2009		250,000	(8,544)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/15/2016	JPY	24,000,000	916
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		99,169,000	(1,232)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		36,740,000	(1,563)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		51,874,000	1,969
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		11,200,000	22
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		36,474,000	1,326
UBS AG	6-Month JPY-LIBOR	Pay	1.000%	3/19/2008		679,100,000	16
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016	MXN	190,000	1,080
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		814,300	3,318
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016		371,900	748
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		488,500	1,754
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	9/12/2016		483,200	3,288
Bank of America	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		$190,000	(2,645)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		2,037,500	(6,804)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		4,100	227
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		75,000	(1,629)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		235,000	(5,810)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		1,205,100	(29,793)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		175,000	(3,796)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		585,500	(4,859)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		455,500	(9,894)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		895,300	(6,697)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	6/20/2037		160,000	(1,301)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		976,500	(21,721)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		1,181,200	(3,898)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		38,700	2,128

							$(129,627)

(m) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	6/18/2007	6,511	$62	$0
Put - CME 90-Day Eurodollar June Futures	91.250	6/18/2007	68,157	647	0
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	70,330	668	1
Put - CME 90-Day Eurodollar March Futures	92.250	3/19/2007	11,030	105	0
Put - CME 90-Day Eurodollar March Futures	94.125	3/19/2007	27	0	0
Put - CME 90-Day Eurodollar September Futures	90.250	9/17/2007	25,000	238	0
Put - CME 90-Day Eurodollar September Futures	90.500	9/17/2007	33,374	317	0
Put - CME 90-Day Eurodollar September Futures	90.750	9/17/2007	40,000	380	0
Put - CME 90-Day Eurodollar September Futures	91.000	9/17/2007	42,501	404	0

				$2,821	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007	EUR	815,000	$3,751	$1,321
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007		3,827,000	21,655	6,204
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	7/2/2007		1,849,000	10,304	5,370
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007		1,748,000	8,450	2,834
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007	GBP	402,300	1,862	336
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007		258,700	1,475	216
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.058%	6/15/2007		638,000	2,890	470
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007		$5,915,000	21,885	17,665
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	8/8/2007		2,331,000	9,493	6,587
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		1,786,000	6,965	2,520
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.200%	5/9/2007		1,150,000	4,956	5,353
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		1,022,000	4,088	1,442
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	8/8/2007		2,744,000	6,131	2,437
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		1,414,000	6,618	1,995
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	3/26/2007		16,100,000	22,460	2,964
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007		3,781,400	12,715	11,322
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/9/2007		5,237,800	22,837	24,382
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/23/2007		4,417,000	19,324	21,877
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007		4,539,700	19,975	26,634
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	6/30/2007		4,463,000	21,422	43,037
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		4,943,000	12,036	3,663
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		2,337,600	9,672	4,763
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007		4,800,000	12,480	4,731
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007		11,981,000	63,009	76,055
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.370%	7/2/2007		6,289,700	24,247	49,494
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		3,342,000	13,452	15,313
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.170%	2/1/2007		2,358,000	6,072	4,341
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	6/7/2007		877,000	3,227	5,145

								$373,451	$348,471

Straddle Options

Description	Counterparty	Exercise Price(2)	Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000		$280,000	$0	$(3,828)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(n) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$116.000	2/23/2007	30,122	$12,552	$2,353
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	30,122	6,384	15,532
Put - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	2,922	1,598	730
Put - CME 90-Day Eurodollar March Futures	95.250	3/19/2007	1,324	1,237	1,887

				$21,771	$20,502

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007	EUR	310,000	$3,714	$2,405
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007		1,625,000	21,903	12,604
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	7/2/2007		785,000	10,124	9,210
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007		741,000	8,366	5,748
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP	114,800	1,859	553
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2006		1,774,100	8,656	32,596
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		73,500	1,467	354
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		183,000	2,902	881
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		$2,574,000	21,107	20,935
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	8/8/2007		1,013,000	8,914	7,341
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		768,000	7,296	3,535
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.315%	5/9/2007		500,000	5,119	7,150
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		439,000	4,236	2,021
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	8/8/2007		450,000	6,131	3,245
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007		609,000	6,779	2,803
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.850%	3/26/2007		3,500,000	23,187	9,076
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007		1,643,900	12,989	17,767
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.315%	5/9/2007		2,291,500	23,638	32,768
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.300%	5/23/2007		1,884,000	18,840	26,913
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007		1,974,000	20,076	31,545
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	6/29/2007		1,940,000	21,437	49,076
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.750%	7/2/2007		1,084,000	11,116	4,526
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007		1,063,900	11,490	7,631
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		1,015,100	10,608	8,256
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007		5,207,000	62,925	91,602
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	7/2/2007		2,062,300	23,765	55,076
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		1,457,000	13,413	16,226
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.240%	2/1/2007		1,020,700	6,277	8,424
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	6/7/2007		383,000	3,256	5,943

								$381,590	$476,210

Straddle Options

Description	Counterparty	Exercise Price(3)	Expiration Date	Notional Amount	Premium(3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000		$280,000	$0	$(3,066)

(3)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(o) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	8/1/2021	7/21/1992	$584	$564	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	6/24/1993	2,036	2,006	0.00%
Mazda Manufacturing Corp.	10.500%	7/1/2008	8/30/1993	506	488	0.00%
Mazda Motor Corp.	10.500%	7/1/2008	3/14/2003	57	53	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	2/1/2022	10/10/2000	30,613	36,338	0.04%
United Airlines, Inc.	11.080%	5/27/2024	12/28/2001	825	1,314	0.00%
United Telecom, Inc.	6.890%	7/1/2008	9/22/2003	712	699	0.00%
United Telephone Co. of the Northwest	6.890%	7/1/2008	5/2/2002	2,705	2,756	0.00%
Wilmington Trust Corp.	10.500%	7/1/2008	3/14/2003	177	172	0.00%

				$38,215	$44,390	0.04%

(p) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	126,998	01/2007	$1,482	$0	$1,482
Buy	BRL	246,475	01/2007	497	(793)	(296)
Buy		561,785	05/2007	2,385	0	2,385
Buy		576,953	06/2007	4,428	0	4,428
Buy	CAD	1,775	01/2007	0	(13)	(13)
Sell		225,933	01/2007	2,144	0	2,144
Buy	CNY	742,913	03/2007	66	(9)	57
Buy		1,383	04/2007	0	0	0
Buy		138,303	09/2007	415	0	415
Buy		1,094,415	10/2007	3,059	0	3,059
Buy		1,057,589	11/2007	1,686	0	1,686
Buy	EUR	15,207	01/2007	0	(52)	(52)
Sell		33,839	01/2007	176	(98)	78
Sell		1,302,553	02/2007	0	(13,761)	(13,761)
Buy	GBP	53,000	01/2007	0	(298)	(298)
Sell		190,705	01/2007	434	(1,676)	(1,242)
Buy	INR	730,634	02/2007	814	0	814
Buy		1,199,042	03/2007	978	0	978
Buy		756,651	05/2007	153	0	153
Sell	JPY	150,275,079	01/2007	10,884	(314)	10,570
Buy		193,000,000	02/2007	0	(21,809)	(21,809)
Sell		27,667,957	02/2007	2,752	0	2,752
Buy	KRW	135,929,358	01/2007	2,930	0	2,930
Buy		87,138,958	02/2007	2,293	0	2,293
Buy		75,083,968	03/2007	717	(88)	629
Buy		133,131,382	05/2007	1,387	0	1,387
Buy	MXN	1,086,100	01/2007	455	0	455
Buy		2,055,719	04/2007	251	(92)	159
Sell	NZD	58,583	01/2007	0	(2,150)	(2,150)
Buy	PHP	3,225,296	03/2007	0	(362)	(362)
Buy	PLN	189,434	04/2007	15	(521)	(506)
Buy	RUB	995,618	01/2007	459	0	459
Buy		3,404,488	03/2007	1,420	0	1,420
Buy		3,960,174	09/2007	0	(314)	(314)
Buy		2,927,959	11/2007	0	(146)	(146)
Buy		2,615,252	12/2007	55	(262)	(207)
Buy	SGD	450,287	01/2007	4,438	0	4,438
Sell		15,471	01/2007	0	(52)	(52)
Buy		55,939	03/2007	658	0	658
Buy		15,471	04/2007	51	0	51
Buy		198,508	07/2007	154	0	154
Buy	TWD	4,729,958	01/2007	2,369	0	2,369
Buy		4,059,747	02/2007	344	(1,068)	(724)
Buy		311,248	03/2007	14	0	14

				$50,363	$(43,878)	$6,485

See accompanying notes

Schedule of Investments

Total Return Fund II

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 15.1%
Banking & Finance 12.0%
American Express Bank FSB
5.410% due 10/20/2009	$4,600	$4,603
American Express Centurion Bank
5.350% due 05/07/2008	4,100	4,102
American Express Credit Corp.
5.410% due 11/09/2009	6,600	6,604
American General Finance Corp.
5.406% due 03/23/2007	1,600	1,600
American International Group, Inc.
5.050% due 10/01/2015	1,000	974
5.400% due 06/16/2009	4,800	4,835
Bank of America Corp.
5.378% due 11/06/2009	2,700	2,702
Bank of America N.A.
5.377% due 07/25/2008	7,700	7,707
6.000% due 10/15/2036	1,600	1,653
Bear Stearns Cos., Inc.
5.465% due 08/21/2009	10,000	10,017
5.676% due 01/30/2009	4,900	4,925
Citigroup Funding, Inc.
5.342% due 12/08/2008	6,800	6,802
Citigroup, Inc.
5.392% due 12/28/2009	4,800	4,803
5.406% due 12/26/2008	12,100	12,114
General Electric Capital Corp.
5.410% due 03/04/2008	1,500	1,502
5.410% due 10/26/2009	17,000	17,007
5.444% due 01/20/2010	4,500	4,510
Goldman Sachs Group, Inc.
5.406% due 12/23/2008	100	100
5.455% due 12/22/2008	5,000	5,008
5.455% due 11/16/2009	11,400	11,412
Goldman Sachs Group LP
6.094% due 01/20/2009	5,000	5,056
HSBC Finance Corp.
5.420% due 10/21/2009	3,000	3,003
JPMorgan Chase & Co.
5.400% due 06/26/2009	3,300	3,304
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	800	829
KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	13,359
Lehman Brothers Holdings, Inc.
5.415% due 12/23/2008	800	800
5.464% due 01/23/2009	6,100	6,111
5.475% due 11/16/2009	14,700	14,711
Merrill Lynch & Co., Inc.
5.395% due 12/22/2008	3,700	3,701
5.414% due 10/23/2008	5,000	5,003
5.450% due 12/04/2009	4,800	4,803
5.464% due 08/14/2009	8,100	8,109
MetLife, Inc.
6.400% due 12/15/2036	1,500	1,512
Morgan Stanley
5.390% due 11/21/2008	3,300	3,302
SLM Corp.
5.517% due 07/27/2009	2,900	2,907
UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	21,779
USB Capital IX
6.189% due 04/15/2049	700	715
Wachovia Corp.
5.426% due 10/28/2008	6,100	6,110
5.506% due 10/15/2011	13,600	13,626
5.625% due 10/15/2016	1,300	1,314
Wells Fargo & Co.
4.625% due 08/09/2010	25,000	24,554

		257,588

Industrials 2.6%
Comcast Corp.
5.875% due 02/15/2018	1,100	1,091
6.450% due 03/15/2037	1,100	1,104
Continental Airlines, Inc.
7.056% due 09/15/2009	1,600	1,645
Cox Communications, Inc.
5.875% due 12/01/2016	700	696
DaimlerChrysler N.A. Holding Corp.
5.600% due 03/07/2007	15,900	15,903
El Paso Corp.
6.750% due 05/15/2009	16,700	17,138
General Electric Co.
5.393% due 12/09/2008	5,500	5,506
Home Depot, Inc.
5.250% due 12/16/2013	500	497
Time Warner, Inc.
5.500% due 11/15/2011	8,100	8,088
Tyson Foods, Inc.
6.850% due 04/01/2016	400	413
United Airlines, Inc.
6.071% due 09/01/2014	413	416
9.190% due 12/24/2013 (a)	7,156	3,256
Viacom, Inc.
5.750% due 04/30/2011	600	601

		56,354

Utilities 0.5%
AT&T, Inc.
4.214% due 06/05/2021	6,000	5,983
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,976
Sprint Capital Corp.
6.125% due 11/15/2008	1,200	1,215
Sprint Nextel Corp.
6.000% due 12/01/2016	800	781

		10,955

Total Corporate Bonds & Notes (Cost $322,697)		324,897

MUNICIPAL BONDS & NOTES 1.1%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,166
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	6,020	6,736
6.625% due 06/01/2040	5,300	6,041
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	990	986
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	170	201
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036 (g)	200	212
7.798% due 07/01/2036	866	1,021
New Jersey State Economic Development Authority Revenue Bonds, (AMBAC Insured), Series 1997
0.000% due 02/15/2008	1,000	944
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	2,935	3,147
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,200	3,265

Total Municipal Bonds & Notes (Cost $21,511)		24,719

U.S. GOVERNMENT AGENCIES 55.9%
Fannie Mae
4.648% due 10/01/2035	8,239	8,218
4.677% due 05/25/2035	1,000	988
4.820% due 09/01/2034	1,167	1,160
4.899% due 01/01/2035	2,882	2,870
5.000% due 12/01/2016 - 09/01/2035	293,936	288,711
5.410% due 12/25/2036	2,782	2,788
5.500% due 11/01/2013 - 01/01/2037	766,181	757,953
5.958% due 07/01/2044	1,577	1,589
6.000% due 05/01/2017 - 02/01/2037	61,180	61,655
6.158% due 09/01/2040	4,663	4,749
6.500% due 07/01/2013 - 06/25/2044	2,215	2,260
6.625% due 03/01/2024	3	3
6.723% due 12/01/2023	67	69
6.773% due 07/01/2020	124	125
6.807% due 02/01/2023	102	103
7.000% due 04/01/2011 - 09/25/2020	72	74
7.168% due 01/01/2024	44	45
7.232% due 04/01/2024	87	88
7.500% due 04/01/2008	2	2
8.000% due 04/01/2015 - 10/01/2030	14	15
8.500% due 01/01/2007 - 04/01/2017	2	2
9.000% due 06/01/2010 - 06/25/2018	17	18
9.250% due 07/25/2019	208	225
9.500% due 09/01/2009	2	2
10.000% due 11/01/2021	6	7
11.000% due 09/01/2010	21	22
13.750% due 11/01/2011 - 10/01/2012	4	5
Federal Home Loan Bank
0.000% due 02/05/2007	2,000	1,965
Federal Housing Administration
8.955% due 05/01/2019	79	80
Freddie Mac
5.000% due 11/01/2018 - 12/01/2031	5,901	5,806
5.363% due 02/01/2023	48	49
5.500% due 06/12/2008 - 01/01/2018	29,808	29,811
5.958% due 02/25/2045	934	933
6.000% due 02/01/2016 - 01/01/2037	11,193	11,297
6.500% due 12/01/2010	26	26
7.000% due 03/01/2007 - 07/15/2022	1,746	1,748
7.004% due 12/01/2022	373	375
7.209% due 07/01/2030	113	116
7.500% due 01/15/2023 - 01/01/2026	3,877	3,997
8.000% due 11/01/2025 - 06/15/2030	2,211	2,257
9.000% due 12/15/2020	93	97
9.250% due 11/15/2019	3	3
9.500% due 02/01/2011 - 02/01/2018	13	14
10.000% due 06/01/2011 - 03/01/2021	14	15
Government National Mortgage Association
5.125% due 12/20/2029	1,309	1,329
5.375% due 06/20/2023 - 06/20/2027	2,695	2,724
5.500% due 07/20/2030	130	130
5.750% due 09/20/2024 - 08/20/2027	1,940	1,967
6.000% due 01/15/2024 - 10/15/2031	173	176
7.500% due 09/15/2014 - 09/15/2025	30	31
8.000% due 07/15/2010 - 08/15/2024	94	99
9.000% due 09/15/2008 - 11/15/2017	38	40
9.500% due 01/20/2019 - 12/15/2021	14	16
Small Business Administration
7.449% due 08/01/2010	562	587
7.970% due 01/25/2025	118	118

Total U.S. Government Agencies (Cost $1,214,764)		1,199,552

U.S. TREASURY OBLIGATIONS 9.1%
Treasury Inflation Protected Securities (d)
2.000% due 01/15/2026	16,779	15,785
2.375% due 01/15/2025	6,532	6,505
3.375% due 01/15/2007 (h)	12,739	12,721
3.375% due 04/15/2032	2,274	2,748
3.625% due 04/15/2028	499	603
U.S. Treasury Notes
4.625% due 12/31/2011	96,500	96,164
4.750% due 12/31/2008	61,700	61,647

Total U.S. Treasury Obligations (Cost $196,502)		196,173

MORTGAGE-BACKED SECURITIES 3.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	3,346	3,291
Banc of America Funding Corp.
4.114% due 05/25/2035	4,686	4,580
Bear Stearns Adjustable Rate Mortgage Trust
5.056% due 04/25/2033	2,175	2,180
Bear Stearns Alt-A Trust
5.390% due 05/25/2035	7,539	7,553
Citigroup Commercial Mortgage Trust
5.420% due 11/15/2036	6,348	6,359
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,440	1,420
Countrywide Alternative Loan Trust
5.530% due 02/20/2047	4,297	4,312
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,786	1,772
5.500% due 01/25/2046 (b)	4,000	4,007
CS First Boston Mortgage Securities Corp.
6.067% due 06/25/2032	460	459
DLJ Acceptance Trust
11.000% due 08/01/2019	18	19
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046	5,265	5,270
5.430% due 01/25/2047	4,600	4,600
Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	53	57
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	4,301	4,305
Indymac ARM Trust
6.713% due 01/25/2032	62	62
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021	5,393	5,397
Nationslink Funding Corp.
5.700% due 11/10/2030	296	297
Prime Mortgage Trust
5.750% due 02/25/2019	327	327
5.750% due 02/25/2034	1,506	1,511
Structured Asset Mortgage Investments, Inc.
5.680% due 09/19/2032	1,107	1,108
Structured Asset Securities Corp.
6.100% due 02/25/2032	152	151
7.213% due 01/25/2032	212	211
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	4,462	4,461
Washington Mutual, Inc.
5.114% due 10/25/2032	915	911
5.640% due 10/25/2045	1,858	1,861
6.027% due 11/25/2042	1,341	1,347
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	6,556	6,482

Total Mortgage-Backed Securities (Cost $74,442)		74,310

ASSET-BACKED SECURITIES 5.2%
ACE Securities Corp.
5.370% due 12/25/2036	3,349	3,351
American Express Credit Account Master Trust
5.460% due 12/15/2009	6,400	6,407
Amortizing Residential Collateral Trust
5.620% due 06/25/2032	1,313	1,314
Argent Securities, Inc.
5.420% due 04/25/2036	2,037	2,038
Asset-Backed Funding Certificates
5.380% due 11/25/2036	4,389	4,392
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	4,144	4,146
Bear Stearns Asset-Backed Securities, Inc.
5.800% due 03/25/2043	1,277	1,280
Capital One Auto Finance Trust
5.340% due 12/14/2007	3,600	3,603
Chase Credit Card Master Trust
5.460% due 02/15/2011	6,600	6,619
Chase Issuance Trust
5.340% due 07/15/2011	7,200	7,210
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	6,047	6,051
EMC Mortgage Loan Trust
5.720% due 05/25/2040	3,091	3,101
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	6,898	6,902
Fremont Home Loan Trust
5.410% due 01/25/2037	3,700	3,698
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036	2,662	2,657
JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	9,632	9,638
Lehman XS Trust
5.420% due 05/25/2046	2,506	2,507
Long Beach Mortgage Loan Trust
5.630% due 10/25/2034	1,080	1,081
MBNA Credit Card Master Note Trust
5.450% due 12/15/2011	12,280	12,321
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	4,441	4,444
Morgan Stanley ABS Capital I
5.360% due 10/25/2036	2,589	2,589
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	4,494	4,496
Option One Mortgage Loan Trust
5.360% due 02/25/2037	9,857	9,862
Structured Asset Securities Corp.
5.450% due 07/25/2035	1,683	1,685
5.610% due 01/25/2033	237	238

Total Asset-Backed Securities (Cost $111,539)		111,630

	Shares
PREFERRED STOCKS 0.8%
DG Funding Trust
7.614% due 12/31/2049	1,568	16,523

Total Preferred Stocks (Cost $16,522)		16,523

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 26.4%
Certificates of Deposit 2.8%
Citibank New York N.A.
5.325% due 01/30/2007	$60,000	60,000

Commercial Paper 10.2%
Bank of America Corp.
5.225% due 03/01/2007	7,600	7,537
5.225% due 03/27/2007	400	395
5.235% due 03/09/2007	40,000	39,592
5.235% due 03/13/2007	5,800	5,737
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	5,000	4,874
Fannie Mae
5.060% due 04/11/2007	4,600	4,531
5.064% due 01/17/2007	5,200	5,190
5.108% due 03/13/2007	2,700	2,671
5.119% due 04/09/2007	700	690
5.130% due 03/07/2007	21,700	21,485
5.139% due 01/10/2007	9,400	9,391
5.140% due 02/21/2007	1,100	1,092
5.141% due 01/03/2007	200	200
5.142% due 03/30/2007	11,290	11,141
5.160% due 02/22/2007	9,900	9,829
5.200% due 01/31/2007	700	697
5.227% due 01/10/2007	1,600	1,598
5.239% due 01/24/2007	6,800	6,780
5.286% due 01/03/2007	5,500	5,500
Federal Home Loan Bank
5.085% due 01/17/2007	500	499
5.140% due 02/23/2007	300	298
5.170% due 01/03/2007	5,000	5,000
5.280% due 02/23/2007	300	298
Freddie Mac
5.095% due 01/16/2007	200	200
5.125% due 01/24/2007	500	498
5.125% due 01/30/2007	500	498
5.140% due 02/27/2007	1,500	1,488
5.140% due 03/09/2007	38,700	38,305
5.268% due 01/16/2007	400	399
5.272% due 01/09/2007	200	200
General Electric Capital Corp.
5.230% due 01/18/2007	2,400	2,395
5.240% due 02/08/2007	26,900	26,759
Viacom, Inc.
5.594% due 05/29/2007	3,000	3,000

		218,767

Repurchase Agreements 12.4%
Credit Suisse Securities (USA) LLC
4.800% due 01/02/2007	189,300	189,300
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $194,377. Repurchase proceeds are $189,401.)
Lehman Brothers, Inc.
4.850% due 01/02/2007	77,000	77,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $78,835. Repurchase proceeds are $77,041.)

		266,300

Tri-Party Repurchase Agreements 0.3%
State Street Bank and Trust Co.
4.900% due 01/02/2007	6,265	6,265
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $6,394. Repurchase proceeds are $6,268.)

U.S. Treasury Bills 0.7%
4.811% due 03/01/2007 - 03/15/2007 (c)(e)(h)	15,205	15,042

Total Short-Term Instruments (Cost $566,504)		566,374

Purchased Options (j) 0.4% (Cost $6,772)		7,535
Total Investments (f) 117.5% (Cost $2,531,253)		$2,521,713
Written Options (k) (0.5%) (Premiums $7,204)		(9,694)
Other Assets and Liabilities (Net) (17.0%)		(366,405)

Net Assets 100.0%		$2,145,614

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $1,978 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(f) As of December 31, 2006, portfolio securities with an aggregate value of $188,047 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Residual Interest Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h) Securities with an aggregate market value of $25,538 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	5,493	$(1,133)
90-Day Eurodollar June Futures	Long	06/2007	2,765	(2,351)
90-Day Eurodollar March Futures	Long	03/2007	1,509	(2,097)
90-Day Eurodollar March Futures	Long	03/2008	1,262	(705)
90-Day Eurodollar September Futures	Long	09/2007	5,914	(2,708)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	971	(1,013)
U.S. Treasury 30-Year Bond March Futures	Long	03/2007	89	(202)

				$(10,209)

(i) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	6/20/2007	$3,400	$60
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	3/20/2008	1,700	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	6/20/2007	1,500	18
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	6/20/2007	5,000	102
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	6/20/2007	2,000	31
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	6/20/2007	6,100	101

						$313

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	$85,600	$(286)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2037	2,100	(52)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	25,300	(210)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	49,900	(373)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037	19,700	(487)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	85,400	(282)

						$(1,690)

(j) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	6/18/2007	2,565	$24	$0
Put - CME 90-Day Eurodollar June Futures	91.250	6/18/2007	1,695	16	0
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	987	10	0
Put - CME 90-Day Eurodollar September Futures	90.750	9/17/2007	875	8	0
Put - CME 90-Day Eurodollar September Futures	91.000	9/17/2007	280	3	0

				$61	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007	$129,000	$477	$385
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	8/8/2007	51,000	208	144
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	3/8/2007	63,000	252	89
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	8/8/2007	59,000	132	52
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007	33,000	154	47
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007	80,500	271	241
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/9/2007	113,100	493	526
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/23/2007	96,000	420	475
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007	99,000	436	581
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	6/30/2007	94,000	451	906
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007	105,000	256	78
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007	64,000	265	130
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007	100,000	260	99
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007	259,000	1,362	1,644
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.370%	7/2/2007	204,300	787	1,608
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	72,000	290	330
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.170%	2/1/2007	50,800	131	94
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	6/7/2007	18,000	66	106

							$6,711	$7,535

(k) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$116.000	2/23/2007	633	$264	$50
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	633	135	326
Put - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	72	39	18
Put - CME 90-Day Eurodollar March Futures	95.250	3/19/2007	94	88	134

				$526	$528

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007	$56,000	$459	$456
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	8/8/2007	22,000	194	159
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.040%	3/8/2007	27,000	261	124
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	8/8/2007	10,000	136	72
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007	14,000	156	65
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007	35,000	277	378
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.315%	5/9/2007	49,500	511	708
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.300%	5/23/2007	41,000	410	586
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007	43,000	437	687
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	6/29/2007	41,000	453	1,037
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.750%	7/2/2007	23,000	236	96
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007	22,900	247	164
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	7/2/2007	27,500	287	224
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007	112,000	1,354	1,970
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	7/2/2007	67,000	772	1,789
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	31,000	285	345
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.240%	2/1/2007	22,000	135	182
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	6/7/2007	8,000	68	124

							$6,678	$9,166

Schedule of Investments

Total Return Fund III

December 31, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%
Idearc, Inc.
7.320% due 11/09/2014		$8,600	$8,653

Total Bank Loan Obligations (Cost $8,600)			8,653

CORPORATE BONDS & NOTES 17.5%
Banking & Finance 15.6%
American Express Bank FSB
5.410% due 10/20/2009		4,000	4,003
American Express Centurion Bank
5.350% due 05/07/2008		3,600	3,602
American Express Credit Corp.
5.410% due 11/09/2009		5,700	5,704
American General Finance Corp.
5.406% due 03/23/2007		900	900
American International Group, Inc.
5.050% due 10/01/2015		400	390
ANZ National International Ltd.
5.415% due 08/07/2009		4,400	4,399
Bank of America Corp.
5.375% due 06/19/2009		18,300	18,322
Bear Stearns Cos., Inc.
5.465% due 08/21/2009		2,700	2,704
5.676% due 01/30/2009		4,300	4,322
C10 Capital SPV Ltd.
6.722% due 12/01/2049		2,500	2,503
Calabash Re II Ltd.
13.746% due 01/08/2010 (a)		4,800	4,803
CIT Group, Inc.
5.515% due 12/19/2008		2,600	2,607
Citigroup Global Markets Holdings, Inc.
5.461% due 03/17/2009		3,900	3,906
Citigroup, Inc.
5.406% due 12/26/2008		10,700	10,712
5.416% due 01/30/2009		4,300	4,304
6.125% due 08/25/2036		9,800	10,240
DnB NORBank ASA
5.443% due 10/13/2009		3,300	3,301
Export-Import Bank of China
4.875% due 07/21/2015		500	484
Export-Import Bank of Korea
7.100% due 03/15/2007		50	50
Ford Motor Credit Co.
7.250% due 10/25/2011		600	588
General Electric Capital Corp.
5.410% due 03/04/2008		900	901
5.410% due 01/05/2009		10,500	10,512
5.430% due 10/06/2010		5,000	5,005
5.444% due 01/20/2010		6,800	6,815
GMAC LLC
6.000% due 12/15/2011		600	598
Goldman Sachs Group, Inc.
5.406% due 12/23/2008		300	300
5.455% due 12/22/2008		5,750	5,760
5.455% due 11/16/2009		5,000	5,005
5.704% due 07/23/2009		7,900	7,956
HBOS PLC
5.920% due 09/29/2049		700	688
HBOS Treasury Services PLC
5.414% due 07/17/2009		6,500	6,509
HSBC Bank USA N.A.
5.493% due 06/10/2009		4,500	4,518
HSBC Capital Funding LP		1,200	1,353
9.547% due 12/29/2049
HSBC Finance Corp.		2,600	2,602
5.420% due 10/21/2009
HSBC Holdings PLC		3,800	4,102
6.500% due 05/02/2036
International Lease Finance Corp.		9,426	9,359
3.125% due 05/03/2007
JPMorgan Chase & Co.		2,900	2,903
5.400% due 06/26/2009
JPMorgan Mortgage Acquisition Corp.		700	725
6.550% due 09/29/2036
KBC Bank Funding Trust III		2,100	2,338
9.860% due 11/29/2049
Lehman Brothers Holdings, Inc.		2,300	2,304
5.460% due 04/03/2009		11,000	11,008
5.475% due 11/16/2009		3,000	3,009
5.594% due 07/18/2011		2,500	2,512
5.624% due 11/10/2009
Merrill Lynch & Co., Inc.		6,300	6,302
5.395% due 12/22/2008		4,400	4,403
5.414% due 10/23/2008		4,300	4,303
5.450% due 12/04/2009		3,800	3,804
5.464% due 08/14/2009
Morgan Stanley		110	105
4.750% due 04/01/2014		2,900	2,901
5.390% due 11/21/2008
MUFG Capital Finance 1 Ltd.		600	610
6.346% due 07/29/2049
Nordea Bank Sweden AB		500	543
8.950% due 11/29/2049
Petroleum Export Ltd.		534	522
5.265% due 06/15/2011
Phoenix Quake Ltd.		600	605
7.820% due 07/03/2008
Phoenix Quake Wind Ltd.		600	603
7.820% due 07/03/2008
Phoenix Quake Wind II Ltd.		300	276
8.870% due 07/03/2008
Prudential Holdings LLC		265	325
8.695% due 12/18/2023
Resona Bank Ltd.		800	783
5.850% due 09/29/2049
Royal Bank of Scotland Group PLC		2,900	2,903
5.424% due 07/21/2008		3,800	4,475
7.648% due 08/29/2049
Santander U.S. Debt S.A. Unipersonal		18,800	18,833
5.425% due 09/19/2008
SMFG Preferred Capital USD 1 Ltd.		1,700	1,687
6.078% due 01/29/2049
Societe Generale NY		3,000	3,000
5.258% due 06/11/2007		12,700	12,694
5.299% due 06/30/2008
Sumitomo Mitsui Banking Corp.		5,800	5,679
5.625% due 07/29/2049
Unicredit Luxembourg Finance S.A.		18,400	18,409
5.426% due 10/24/2008
USB Capital IX		600	613
6.189% due 04/15/2049
VTB Capital S.A. for Vneshtorgbank		3,500	3,506
5.970% due 08/01/2008
Wachovia Bank N.A.		3,900	3,904
5.356% due 06/27/2008
Wachovia Corp.
5.506% due 10/15/2011		14,600	14,628
Westpac Banking Corp.
5.310% due 06/06/2008		2,300	2,301
World Financial Properties
6.950% due 09/01/2013		176	185

			303,528

Industrials 1.6%
CODELCO, Inc.
6.150% due 10/24/2036		400	411
Comcast Corp.
5.875% due 02/15/2018		1,000	991
6.450% due 03/15/2037		1,000	1,004
DaimlerChrysler N.A. Holding Corp.
5.820% due 08/03/2009		3,900	3,909
El Paso Corp.
9.625% due 05/15/2012		1,000	1,140
Gaz Capital for Gazprom
6.212% due 11/22/2016		700	707
HJ Heinz Co.
6.428% due 12/01/2008		700	713
Home Depot, Inc.
5.250% due 12/16/2013		400	398
Marathon Oil Corp.
5.375% due 06/01/2007		200	200
Pemex Project Funding Master Trust
5.750% due 12/15/2015		1,400	1,392
7.375% due 12/15/2014		500	552
9.125% due 10/13/2010		65	73
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		8,400	8,911
Transocean, Inc.
5.566% due 09/05/2008		3,900	3,904
Tyson Foods, Inc.
6.850% due 04/01/2016		400	413
United Airlines, Inc.
6.071% due 09/01/2014		236	237
Vale Overseas Ltd.
6.250% due 01/23/2017		700	707
6.875% due 11/21/2036		700	721
Williams Cos., Inc.
6.375% due 10/01/2010		4,600	4,652

			31,035

Utilities 0.3%
Deutsche Telekom International Finance BV
8.000% due 06/15/2010		150	163
FPL Group Capital, Inc.
4.086% due 02/16/2007		135	135
Peabody Energy Corp.
7.375% due 11/01/2016		1,600	1,712
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		1,196	1,227
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		1,600	1,541
Sprint Capital Corp.
6.125% due 11/15/2008		800	810

			5,588

Total Corporate Bonds & Notes (Cost $338,248)			340,151

MUNICIPAL BONDS & NOTES 0.1%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035		300	310
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		2,200	2,245

Total Municipal Bonds & Notes (Cost $2,430)			2,555

U.S. GOVERNMENT AGENCIES 48.1%
Fannie Mae
3.072% due 07/01/2034		85	85
4.176% due 03/01/2033		206	207
4.500% due 09/01/2034		157	148
4.565% due 07/01/2035		9,277	9,244
4.595% due 08/01/2035		10,130	10,058
4.677% due 05/25/2035		800	790
4.820% due 09/01/2034		913	908
4.864% due 01/01/2035		1,495	1,489
5.000% due 10/01/2017 - 08/01/2035		120,237	118,097
5.500% due 05/01/2013 - 01/01/2037		686,533	679,166
5.865% due 02/01/2031		7	7
5.958% due 07/01/2044		1,345	1,355
6.000% due 10/01/2016 - 02/01/2037		46,606	46,944
6.500% due 01/01/2011 - 06/25/2044		1,670	1,710
7.000% due 03/01/2013 - 10/01/2031		72	74
7.500% due 05/01/2011 - 02/01/2027		311	324
8.250% due 07/01/2017		1	1
9.000% due 06/01/2025		1	1
12.500% due 06/15/2015		6	6
Federal Home Loan Bank
0.000% due 02/05/2007		1,200	1,179
Federal Housing Administration
7.430% due 01/25/2023		698	703
Freddie Mac
5.000% due 12/01/2017 - 09/01/2035		3,658	3,577
5.500% due 06/12/2008 - 11/01/2032		4,612	4,608
5.573% due 04/01/2033		37	38
5.677% due 08/15/2032		1,079	1,080
5.958% due 02/25/2045		758	757
6.000% due 02/01/2016 - 01/01/2037		4,751	4,790
6.500% due 05/01/2016 - 05/15/2032		33,737	34,662
7.000% due 11/01/2011 - 07/01/2029		2,634	2,730
7.004% due 12/01/2022		60	60
7.209% due 07/01/2030		29	29
7.500% due 07/01/2011 - 09/01/2025		51	53
8.000% due 01/01/2012		11	11
Government National Mortgage Association
4.750% due 02/20/2032		2,397	2,396
5.125% due 10/20/2024 - 12/20/2026		441	447
5.375% due 06/20/2022 - 01/20/2026		899	908
5.750% due 09/20/2023 - 08/20/2027		467	472
5.950% due 02/16/2030		173	175
6.000% due 01/15/2029 - 05/20/2034		593	602
6.500% due 05/15/2032 - 06/15/2032		61	63
7.000% due 12/15/2011 - 02/20/2032		80	82
10.250% due 02/15/2017		491	511
Small Business Administration
5.130% due 09/01/2023		883	882
5.520% due 06/01/2024		5,691	5,774
7.449% due 08/01/2010		229	239

Total U.S. Government Agencies (Cost $947,454)			937,442

U.S. TREASURY OBLIGATIONS 5.6%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026		15,050	14,159
2.375% due 01/15/2025		11,136	11,090
3.375% due 01/15/2007 (f)		1,529	1,527
3.625% due 04/15/2028		3,120	3,768
U.S. Treasury Notes
4.625% due 12/31/2011		61,700	61,485
4.750% due 12/31/2008		17,300	17,285

Total U.S. Treasury Obligations (Cost $109,952)			109,314

MORTGAGE-BACKED SECURITIES 4.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		2,633	2,590
Banc of America Funding Corp.
4.114% due 05/25/2035		3,177	3,105
Banc of America Mortgage Securities
6.500% due 09/25/2033		366	370
Bear Stearns Adjustable Rate Mortgage Trust
4.636% due 01/25/2034		2,390	2,384
5.328% due 02/25/2033		393	392
5.625% due 02/25/2033		259	258
Bear Stearns Alt-A Trust
5.390% due 05/25/2035		4,720	4,729
Citigroup Commercial Mortgage Trust
5.420% due 11/15/2036		4,730	4,738
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		1,170	1,153
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		3,989	4,041
Countrywide Alternative Loan Trust
5.530% due 02/20/2047		3,797	3,810
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		1,446	1,435
5.500% due 01/25/2046 (a)		3,400	3,406
CS First Boston Mortgage Securities Corp.
5.570% due 11/15/2019		3,282	3,284
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046		4,570	4,574
5.430% due 01/25/2047		4,200	4,200
Harborview Mortgage Loan Trust
5.440% due 12/19/2036		9,285	9,301
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		3,714	3,718
Indymac ARM Trust
6.713% due 01/25/2032		30	30
Indymac Index Mortgage Loan Trust
5.191% due 01/25/2036		6,119	6,163
5.440% due 11/25/2046		3,362	3,374
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.430% due 09/15/2021		4,091	4,094
Mellon Residential Funding Corp.
5.830% due 06/15/2030		4,081	4,081
Prime Mortgage Trust
5.750% due 02/25/2019		187	187
5.750% due 02/25/2034		778	781
Structured Asset Securities Corp.
5.345% due 10/25/2035		4,848	4,842
6.100% due 02/25/2032		71	71
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		3,966	3,965
Washington Mutual, Inc.
5.114% due 10/25/2032		432	430
5.640% due 10/25/2045		1,473	1,476
6.027% due 11/25/2042		1,166	1,171
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		5,372	5,312

Total Mortgage-Backed Securities (Cost $93,502)			93,465

ASSET-BACKED SECURITIES 3.8%
Asset-Backed Funding Certificates
5.380% due 11/25/2036		2,926	2,928
5.380% due 01/25/2037		3,832	3,835
Asset-Backed Securities Corp. Home Equity
5.625% due 09/25/2034		2,861	2,861
Bear Stearns Asset-Backed Securities, Inc.
5.800% due 03/25/2043		553	554
Capital One Auto Finance Trust
5.340% due 12/14/2007		3,200	3,203
Citibank Credit Card Issuance Trust
6.875% due 11/16/2009		240	243
Countrywide Asset-Backed Certificates
5.830% due 12/25/2031		587	587
First Franklin Mortgage Loan
Asset-Backed Certificates
5.370% due 11/25/2036		6,023	6,027
Fremont Home Loan Trust
5.410% due 01/25/2037		3,300	3,298
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2036		2,366	2,362
JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036		8,532	8,536
5.370% due 08/25/2036		2,438	2,440
Lehman XS Trust
5.420% due 05/25/2046		2,220	2,221
Long Beach Mortgage Loan Trust
5.630% due 10/25/2034		986	987
MBNA Master Credit Card Trust USA
5.900% due 08/15/2011		300	306
7.800% due 10/15/2012		200	217
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		2,206	2,205
5.380% due 06/25/2036		5,474	5,478
Navistar Financial Corp. Owner Trust
2.590% due 03/15/2011		472	460
Newcastle Mortgage Securities Trust
5.420% due 03/25/2036		5,172	5,177
Residential Asset Securities Corp.
5.420% due 11/25/2036		4,891	4,894
Structured Asset Securities Corp.
5.370% due 10/25/2036		5,474	5,478
5.450% due 07/25/2035		1,468	1,470
Wells Fargo Home Equity Trust
5.400% due 01/25/2037		3,100	3,104
5.470% due 12/25/2035		5,168	5,171

Total Asset-Backed Securities (Cost $74,055)			74,042

SOVEREIGN ISSUES 0.3%
Chile Government International Bond
5.500% due 01/15/2013		200	202
China Development Bank
5.000% due 10/15/2015		600	585
Mexico Government International Bond
9.875% due 02/01/2010		200	227
		Shares
Mexico Government International Bond Rights
0.000% due 06/30/2007		17,950,000	260
		Principal Amount (000s)
Panama Government International Bond
8.875% due 09/30/2027		$900	1,148
9.375% due 07/23/2012		1,050	1,236
9.625% due 02/08/2011		2,388	2,734

Total Sovereign Issues (Cost $5,393)			6,392

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%
HBOS PLC
4.875% due 03/29/2049	EUR	7,480	9,978
JSG Holding PLC
5.800% due 01/12/2014		108	144
5.971% due 11/29/2014		396	529
6.062% due 01/12/2014		163	216
6.157% due 01/12/2014		43	57
6.350% due 01/12/2014		80	106
6.686% due 01/12/2014		211	282
KBC Bank Funding Trust I
6.875% due 06/29/2049		3,000	4,189
Province of Quebec Canada
5.000% due 12/01/2038	CAD	3,800	3,422

Total Foreign Currency-Denominated Issues (Cost $18,053)			18,923

		Shares
PREFERRED STOCKS 0.9%
Centaur Funding Corp.
9.080% due 04/21/2020		125	146
DG Funding Trust
7.614% due 12/31/2049		1,065	11,223
Northern Rock PLC
8.000% due 12/31/2049		260,000	6,510

Total Preferred Stocks (Cost $17,965)			17,879

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 29.6%
Certificates Of Deposit 3.6%
Barclays Bank PLC
5.265% due 01/29/2007		$17,700	17,700
BNP Paribas
5.292% due 05/28/2008		3,100	3,101
Fortis Bank
5.265% due 04/28/2008		8,200	8,202
Fortis Funding LLC
5.320% due 01/03/2007		26,700	26,700
Nordea Bank Finland
5.308% due 05/28/2008		2,900	2,901
Societe Generale NY
5.225% due 03/01/2007		1,000	992
5.230% due 02/09/2007		3,000	2,984
5.270% due 01/02/2007		3,400	3,400
Unicredito Italiano NY
5.370% due 05/29/2008		4,100	4,101

			70,081

Commercial Paper 21.8%
Abbey National N.A. LLC
5.200% due 04/02/2007		38,300	37,776
Bank of America Corp.
5.200% due 04/02/2007		21,900	21,601
5.225% due 03/01/2007		17,200	17,058
Bank of Ireland
5.225% due 03/29/2007		4,000	3,948
Barclays U.S. Funding Corp.
5.250% due 01/17/2007		37,400	37,324
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		13,400	13,063
Danske Corp.
5.225% due 03/12/2007		55,000	54,415
IXIS Commercial Paper Corp.
5.300% due 01/18/2007		53,000	52,883
Rabobank USA Financial Corp.
5.280% due 01/02/2007		53,600	53,600
Skandinaviska Enskilda Banken AB
5.220% due 03/06/2007		3,800	3,763
5.235% due 02/26/2007		52,100	51,691
5.250% due 01/26/2007		2,400	2,392
Stadshypoket Delaware, Inc.
5.255% due 01/30/2007		1,900	1,892
Statens Bostadsfin Bank
5.255% due 01/29/2007		1,200	1,195
UBS Finance Delaware LLC
5.185% due 04/02/2007		800	789
5.225% due 03/08/2007		28,200	27,916
5.245% due 01/08/2007		28,300	28,279
Westpac Capital Corp.
5.240% due 01/03/2007		4,100	4,100
5.245% due 01/17/2007		10,800	10,778
Westpac Trust Securities NZ Ltd.
5.250% due 02/06/2007		1,000	995

			425,458

Repurchase Agreements 3.2%
Lehman Brothers, Inc.
4.850% due 01/02/2007		62,000	62,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $63,382. Repurchase proceeds are $62,033.)
Tri-party Repurchase Agreements 0.3%
State Street Bank and Trust Co.
4.900% due 01/02/2007		5,517	5,517
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $5,632. Repurchase proceeds are $5,520.)

U.S. Treasury Bills 0.7%
4.802% due 03/01/2007 - 03/15/2007 (b)(d)(f)		14,455	14,295

Total Short-Term Instruments (Cost $577,477)			577,351

Purchased Options (h) 0.4% (Cost $6,839)			6,964
Total Investments (e) 112.6% (Cost $2,199,968)			$2,193,131
Written Options (i) (0.5%) (Premiums $7,198)			(9,123)
Other Assets and Liabilities (Net) (12.1%)			(235,633)

Net Assets 100.0%			$1,948,375

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $2,225 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(e) As of December 31, 2006, portfolio securities with an aggregate value of $124,100 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $12,608 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	294	$(304)
90-Day Euribor June Futures	Long	06/2007	405	(275)
90-Day Euribor June Futures	Long	06/2008	40	(28)
90-Day Euribor March Futures	Long	03/2008	81	(59)
90-Day Euribor September Futures	Long	09/2007	535	(504)
90-Day Eurodollar December Futures	Long	12/2007	5,085	(1,301)
90-Day Eurodollar June Futures	Long	06/2007	2,106	(1,437)
90-Day Eurodollar March Futures	Long	03/2007	698	(1,056)
90-Day Eurodollar March Futures	Long	03/2008	1,037	(557)
90-Day Eurodollar September Futures	Long	09/2007	5,092	(2,275)
90-Day Euroyen December Futures	Long	12/2007	49	(1)
90-Day Euroyen September Futures	Long	09/2007	62	(3)
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 119.000	Short	03/2007	66	6
Euro-Bund 10-Year Note March Futures Call Options Strike @ EUR 120.000	Short	03/2007	185	25
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 114.500	Short	03/2007	26	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 115.000	Short	03/2007	26	0
Euro-Bund 10-Year Note March Futures Put Options Strike @ EUR 116.000	Short	03/2007	251	(144)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	219	(113)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	73	(43)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	37	(27)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	48	(33)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	155	(77)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	52	(40)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	362	(362)
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	163	326

				$(8,282)

(g) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	9/20/2007	JPY	145,000	$9
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008		$3,000	(3)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.830%	7/20/2011		1,000	14
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	9/20/2007		2,500	34
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		1,500	6
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007		3,000	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007		3,200	46
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	3/20/2008		1,500	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	6/20/2007		1,000	12
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	6/20/2007		1,100	24
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	3/20/2016		100	2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		2,700	11
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		1,300	0
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%	7/20/2011		1,400	51
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011		800	5
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	3/20/2016		400	9
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	6/20/2007		900	1
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.305%	12/20/2008		4,000	1
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011		800	5
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	6/20/2007		1,000	15
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	6/20/2007		3,900	64

							$307

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	5,400	$(14)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	1/4/2010	BRL	3,400	15
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	1/4/2010		3,700	66
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	1/4/2010		8,200	22
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027	CAD	1,300	(21)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027		2,100	(25)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,800	29
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,300	172
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	6/18/2034		9,300	460
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,200	23
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	2,000	(7)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,800	72
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		35,400	(655)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,100	85
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		800	(1)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		4,400	192
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016	JPY	4,473,000	(20)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		670,000	(24)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		1,014,000	54
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		200,000	(2)
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		675,000	35
UBS AG	6-Month JPY-LIBOR	Pay	1.000%	3/19/2008		12,800,000	0
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/4/2016	MXN	7,000	14
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		8,400	29
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	9/12/2016		9,200	63
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		$53,400	(178)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		8,500	(210)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		6,400	(139)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		30,800	(761)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		200	(1)

							$(727)

(h) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	6/18/2007	1,224	$12	$0
Put - CME 90-Day Eurodollar June Futures	91.250	6/18/2007	970	9	0
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	58	0	0
Put - CME 90-Day Eurodollar March Futures	92.250	3/19/2007	150	1	0
Put - CME 90-Day Eurodollar September Futures	90.500	9/17/2007	300	3	0
Put - CME 90-Day Eurodollar September Futures	90.750	9/17/2007	711	7	0
Put - CME 90-Day Eurodollar September Futures	91.000	9/17/2007	195	2	0

				$34	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007	EUR	16,000	$74	$26
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007		54,000	308	88
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	7/2/2007		37,000	206	107
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	7/2/2007		35,000	169	57
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007	GBP	7,500	35	6
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007		4,900	28	4
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.058%	6/15/2007		12,000	54	9
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007		$112,000	414	335
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	8/8/2007		46,000	187	130
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		51,000	204	72
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	8/8/2007		52,000	116	46
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	3/8/2007		26,000	122	37
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007		62,100	209	186
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/9/2007		100,800	439	469
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/23/2007		86,000	376	426
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007		87,000	383	510
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	6/30/2007		86,000	413	829
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		91,000	222	67
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		50,000	207	102
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	7/2/2007		90,000	234	89
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007		239,000	1,257	1,517
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.370%	7/2/2007		186,500	719	1,468
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		63,000	253	289
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.170%	2/1/2007		45,300	117	83
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	6/7/2007		16,000	59	94

								$6,805	$7,046

Straddle Options

Description	Counterparty	Exercise Price	(2)	Expiration Date	Notional Amount	Cost	(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000		1/17/2007	$6,000	$0		$(82)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$116.000	2/23/2007	557	$233	$44
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	557	118	287
Put - CME 90-Day Eurodollar March Futures	95.250	3/19/2007	74	69	105

				$420	$436

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007	EUR 6,000	$72	$47
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007	23,000	314	178
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	7/2/2007	16,000	206	188
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	7/2/2007	15,000	169	116
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP 2,100	34	10
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	1,400	28	7
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	3,000	48	14
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007	$49,000	402	398
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	8/8/2007	20,000	176	145
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.040%	3/8/2007	22,000	212	101
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	8/8/2007	9,000	123	65
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.040%	3/8/2007	11,000	122	51
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007	27,000	213	292
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.315%	5/9/2007	44,100	455	631
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.300%	5/23/2007	37,000	370	529
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007	38,000	386	607
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	6/29/2007	37,000	409	936
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.750%	7/2/2007	20,000	205	83
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	7/2/2007	20,100	217	144
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	7/2/2007	21,500	225	175
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007	104,000	1,257	1,830
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	7/2/2007	61,200	705	1,634
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	27,000	249	301
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.240%	2/1/2007	19,600	121	162
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	6/7/2007	7,000	60	109

							$6,778	$8,753

Straddle Options

Description	Counterparty	Exercise Price	(3)	Expiration Date	Notional Amount	Premium	(3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000		1/17/2007	$6,000	$0		$(66)

(3)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(j) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	2,626	01/2007	$12	$0	$12
Sell		1,903	01/2007	0	(8)	(8)
Buy		7,012	05/2007	24	0	24
Buy		4,329	06/2007	31	0	31
Buy	CAD	6,397	01/2007	0	(173)	(173)
Sell		10,051	01/2007	171	0	171
Buy	CLP	177,894	02/2007	3	0	3
Buy		234,969	05/2007	0	(5)	(5)
Buy	CNY	14,525	03/2007	3	0	3
Buy		192	09/2007	1	0	1
Buy		19,210	11/2007	31	0	31
Buy	EUR	41,880	01/2007	571	0	571
Sell		57,203	01/2007	135	(550)	(415)
Sell	GBP	1,176	01/2007	6	(5)	1
Buy	INR	10,566	03/2007	9	0	9
Buy		13,391	05/2007	3	0	3
Sell	JPY	2,067,942	01/2007	62	(8)	54
Buy		2,194,985	02/2007	0	(259)	(259)
Sell		173,064	02/2007	17	0	17
Buy	KRW	794,421	02/2007	18	0	18
Buy		493,800	03/2007	0	(1)	(1)
Buy		2,572,963	05/2007	27	0	27
Buy	MXN	3,372	01/2007	8	0	8
Buy		15,536	04/2007	10	0	10
Buy	PHP	82,083	03/2007	0	(9)	(9)
Buy	PLN	1,892	04/2007	22	0	22
Buy	RUB	9,142	01/2007	4	0	4
Buy		58,354	03/2007	24	0	24
Buy		2,937	09/2007	0	(1)	(1)
Buy		22,378	11/2007	0	(1)	(1)
Buy		89,657	12/2007	0	(8)	(8)
Buy	SGD	1,914	01/2007	17	0	17
Sell		316	01/2007	0	(1)	(1)
Buy		517	03/2007	9	0	9
Buy		316	04/2007	1	0	1
Buy		5,053	07/2007	4	0	4
Buy	TWD	22,011	02/2007	0	(7)	(7)
Buy		6,352	03/2007	0	0	0
Buy	ZAR	1,525	06/2007	1	0	1

				$1,224	$(1,036)	$188

See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 119.2%
Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	$171	$153
4.500% due 02/01/2020 - 08/01/2020	35,671	34,443
5.000% due 06/01/2018 - 01/01/2037	133,870	130,651
5.246% due 10/25/2008	37	36
5.338% due 05/01/2023	33	33
5.500% due 01/01/2022 - 01/01/2037	101,209	100,237
5.700% due 11/25/2032	113	114
5.750% due 01/01/2021 - 04/18/2028	26	26
5.850% due 03/25/2032 - 07/25/2034	6,604	6,624
5.858% due 12/01/2034	1,476	1,497
5.957% due 08/01/2042	608	614
5.958% due 08/01/2042 - 10/01/2044	2,914	2,938
6.000% due 10/01/2032 - 02/01/2037	101,848	102,535
6.270% due 04/01/2007	1,559	1,559
6.313% due 07/01/2011	2,166	2,158
6.375% due 04/25/2023	5	5
6.500% due 09/25/2023 - 01/01/2037	20,009	20,404
6.554% due 05/01/2033	1,254	1,262
7.000% due 09/25/2023	4	4
7.302% due 10/01/2028	14	14
7.375% due 11/01/2018	5	5
7.500% due 06/01/2030 - 08/01/2031	245	255
7.750% due 08/25/2022	41	43
Federal Home Loan Bank
0.000% due 02/27/2012	2,000	1,853
Federal Housing Administration
5.022% due 10/25/2022	508	511
7.430% due 06/01/2019	325	328
Freddie Mac
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	38	37
5.000% due 09/01/2035 - 01/01/2037	39,547	38,163
5.500% due 12/01/2017 - 02/01/2035	6,135	6,131
5.527% due 02/01/2018	82	82
5.701% due 11/01/2028	10	10
5.921% due 08/01/2025	16	16
5.958% due 10/25/2044 - 02/25/2045	7,460	7,492
6.000% due 11/01/2036 - 12/01/2036	19,001	19,147
6.276% due 05/01/2032	32	33
6.433% due 07/01/2030	45	46
6.500% due 12/15/2023 - 10/01/2036	12,109	12,336
8.000% due 06/15/2026	29	30
Government National Mortgage Association
4.500% due 08/20/2033	1,340	1,258
5.125% due 12/20/2021 - 11/20/2023	29	30
5.375% due 02/20/2017 - 03/20/2027	53	53
5.500% due 02/20/2018 - 01/01/2037	21,481	21,401
5.550% due 02/16/2032	582	583
5.600% due 08/16/2032	1,740	1,745
5.625% due 03/20/2016 - 03/20/2018	108	109
5.750% due 07/20/2022 - 08/20/2026	70	71
6.000% due 08/15/2036 - 01/01/2037	18,711	18,977
6.500% due 11/15/2028 - 01/01/2037	4,142	4,249
7.500% due 05/15/2027 - 08/15/2027	10	10

Total U.S. Government Agencies (Cost $541,819)		540,313

MORTGAGE-BACKED SECURITIES 10.9%
Banc of America Structural Security Trust
5.850% due 10/11/2033	910	917
Banktrust Mortgage Trust
5.700% due 12/01/2023	150	150
CC Mortgage Funding Corp.
5.630% due 01/25/2035	355	356
Countrywide Alternative Loan Trust
5.530% due 05/25/2035	2,297	2,300
Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 08/25/2033	774	767
5.640% due 04/25/2035	1,788	1,794
5.670% due 03/25/2035	3,734	3,746
6.133% due 04/25/2035	2,710	2,736
CS First Boston Mortgage Securities Corp.
5.601% due 03/25/2032	89	89
5.900% due 08/25/2033	183	183
Harborview Mortgage Loan Trust
5.570% due 05/19/2047	4,577	4,590
5.660% due 11/19/2035	3,117	3,127
Indymac Index Mortgage Loan Trust
5.590% due 04/25/2035	3,628	3,639
5.670% due 02/25/2035	2,780	2,795
5.680% due 09/25/2034	1,455	1,458
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	1,473	1,441
Mellon Residential Funding Corp.
6.406% due 07/25/2029	23	23
MLCC Mortgage Investors, Inc.
5.730% due 03/15/2025	56	56
Morgan Stanley Capital I
5.500% due 04/25/2017	53	53
Prime Mortgage Trust
5.000% due 02/25/2019	700	682
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	723	754
Sequoia Mortgage Trust
5.700% due 10/19/2026	604	605
5.700% due 07/20/2033	480	481
5.730% due 10/20/2027	199	200
Structured Adjustable Rate Mortgage Loan Trust
6.227% due 05/25/2035	3,120	3,157
Structured Asset Mortgage Investments, Inc.
5.680% due 09/19/2032	255	256
Wachovia Bank Commercial Mortgage Trust
5.440% due 09/15/2021	2,928	2,930
Washington Mutual, Inc.
5.590% due 12/25/2045	4,437	4,452
5.620% due 12/25/2027	3,018	3,019
5.827% due 02/25/2046	2,612	2,631

Total Mortgage-Backed Securities (Cost $49,292)		49,387

ASSET-BACKED SECURITIES 6.4%
ACE Securities Corp.
5.400% due 06/25/2036	2,241	2,243
Amortizing Residential Collateral Trust
5.640% due 07/25/2032	25	25
5.700% due 10/25/2031	34	34
Argent Securities, Inc.
5.430% due 01/25/2036	748	748
5.430% due 03/25/2036	1,176	1,177
Bear Stearns Asset-Backed Securities, Inc.
5.620% due 09/25/2035	1,992	1,993
5.640% due 02/25/2026	102	102
Centex Home Equity
5.460% due 10/25/2035	214	214
5.650% due 01/25/2032	56	56
CIT Group Home Equity Loan Trust
5.620% due 06/25/2033	97	98
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,922
Credit-Based Asset Servicing & Securitization LLC
5.530% due 01/25/2035	884	898
EMC Mortgage Loan Trust
6.100% due 08/25/2040	368	374
Fremont Home Loan Trust
5.440% due 01/25/2036	520	520
GSR Mortgage Loan Trust
5.450% due 11/25/2030	2,479	2,481
HFC Home Equity Loan Asset-Backed Certificates
5.700% due 09/20/2033	2,370	2,379
Home Equity Asset Trust
5.650% due 11/25/2032	3	3
Indymac Residential Asset-Backed Trust
5.450% due 03/25/2036	1,912	1,914
Long Beach Mortgage Loan Trust
5.440% due 01/25/2036	2,324	2,326
Quest Trust
5.910% due 06/25/2034	169	170
Renaissance Home Equity Loan Trust
5.730% due 12/25/2032	87	87
5.790% due 08/25/2033	486	488
Residential Asset Mortgage Products, Inc.
5.450% due 05/25/2035	152	152
Securitized Asset-Backed Receivables LLC Trust
5.470% due 01/25/2036	137	137
Soundview Home Equity Loan Trust
5.420% due 02/25/2036	435	436
Specialty Underwriting & Residential Finance
5.690% due 01/25/2034	35	35
Structured Asset Securities Corp.
5.610% due 01/25/2033	43	43
Wells Fargo Home Equity Trust
5.590% due 10/25/2035	4,000	4,008
5.600% due 12/25/2035	4,000	4,011

Total Asset-Backed Securities (Cost $29,026)		29,074

SHORT-TERM INSTRUMENTS 5.5%
Commercial Paper 3.7%
Societe Generale NY
5.200% due 04/02/2007	2,300	2,269
UBS Finance Delaware LLC
5.280% due 01/02/2007	14,300	14,300

		16,569

Repurchase Agreements 1.6%
Lehman Brothers, Inc.
4.850% due 01/02/2007	2,000	2,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $2,049. Repurchase proceeds are $2,001.)
State Street Bank and Trust Co.
4.900% due 01/02/2007	5,363	5,363
(Dated 12/29/2006. Collateralized by Fannie Mae 5.750% due 02/15/2008 valued at $5,472. Repurchase proceeds are $5,366.)

		7,363

U.S. Treasury Bills 0.2%
4.798% due 03/15/2007 (b)(d)	825	816

Total Short-Term Instruments (Cost $24,751)		24,748

Purchased Options (f) 0.0% (Cost $190)		2
Total Investments (c) 142.0% (Cost $645,078)		$643,524
Written Options (g) (0.0%) (Premiums $190)		(6)
Other Assets and Liabilities (Net) (42.0%)		(190,283)

Net Assets 100.0%		$453,235

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal only security.

(b) Coupon represents a weighted average rate.

(c) As of December 31, 2006, portfolio securities with an aggregate value of $14,363 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $816 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	150	$11
90-Day Eurodollar June Futures	Long	06/2007	324	(162)
90-Day Eurodollar March Futures	Long	03/2007	258	(184)
90-Day Eurodollar September Futures	Long	09/2007	258	(61)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	145	(175)

				$(571)

(e) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%)	6/28/2046	$2,000	$(20)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%)	6/28/2046	2,000	4
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%)	10/8/2046	3,000	(4)
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%)	6/25/2038	1,500	80
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%)	6/25/2046	1,500	27

						$87

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	21,900	461
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	6/20/2014	9,800	(85)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $119	7/1/2011	3,000	(108)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2014	13,900	(121)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	32,000	732

						$879

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley	Interest and paydown on FCCA Secured Lending Corp. 8.180% due 09/18/2027	Premium amount of $900	9/18/2027	3,000,000	$731

(f) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar March Futures	$92.000	3/19/2007	491	$5	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	4.730%	2/1/2007	$54,000	$185	$2

(g) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call -OTC5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	4.780%	2/1/2007	$23,200	$190	$6

(h) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	1/1/2022	$6,000	$5,823	$5,788
Fannie Mae	5.500%	1/1/2037	6,000	5,987	5,931
Fannie Mae	5.500%	2/1/2037	24,000	23,880	23,715

				$35,690	$35,434

Schedule of Investments

Asset-Backed Securities Portfolio

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.8%
CVS Lease Pass-Through
5.880% due 01/10/2028	$1,960	$1,961
General Electric Capital Corp.
5.401% due 03/16/2009	3,000	3,003
General Motors Acceptance Corp.
6.225% due 03/20/2007	2,000	2,000
Masco Corp.
5.875% due 07/15/2012	5,000	5,011
Preferred Term Securities XII
5.911% due 03/24/2034	2,250	2,259

Total Corporate Bonds & Notes (Cost $14,167)		14,234

U.S. GOVERNMENT AGENCIES 34.5%
Fannie Mae
0.000% due 09/25/2008 (c)	167	160
3.144% due 08/01/2033	350	342
3.445% due 10/01/2033	729	705
3.500% due 09/01/2033	453	445
3.961% due 05/01/2033	491	483
3.973% due 07/01/2034	328	329
4.000% due 07/25/2033 - 11/25/2033	967	932
4.010% due 04/01/2033	161	159
4.017% due 07/01/2033	409	402
4.088% due 05/01/2034	286	282
4.090% due 09/01/2033	192	188
4.095% due 02/01/2035	143	140
4.108% due 05/01/2033	902	891
4.125% due 07/09/2012	100	96
4.215% due 09/01/2033	213	210
4.250% due 03/25/2033 - 05/25/2033	766	738
4.255% due 05/01/2036	2,080	2,051
4.301% due 01/01/2033	282	276
4.348% due 03/01/2035	1,538	1,511
4.400% due 09/01/2035	1,537	1,523
4.467% due 04/01/2035 - 06/01/2035	1,281	1,262
4.497% due 01/01/2035	1,121	1,103
4.500% due 07/02/2018 - 09/25/2018	168	157
4.504% due 01/01/2033	477	477
4.510% due 03/01/2035	101	100
4.607% due 07/01/2034	96	96
4.661% due 07/01/2033	96	96
4.677% due 05/25/2035 (g)	2,000	1,975
4.715% due 03/01/2035	234	228
4.741% due 10/01/2033	154	156
4.755% due 01/01/2015	42	42
4.824% due 02/01/2035	198	196
4.851% due 07/01/2035 (g)	5,438	5,423
4.868% due 01/01/2035	147	147
4.869% due 05/01/2036	1,636	1,629
4.879% due 09/01/2035	2,791	2,744
4.890% due 10/01/2018	1,148	1,154
4.919% due 06/01/2033	242	239
4.978% due 02/01/2035	1,536	1,528
5.000% due 09/25/2014 - 11/25/2032	9,184	8,996
5.047% due 07/01/2035	1,455	1,446
5.053% due 07/01/2035	209	208
5.065% due 09/01/2033	58	59
5.119% due 05/01/2033	245	250
5.125% due 05/01/2015	58	58
5.146% due 10/25/2007 - 09/25/2008	92	92
5.179% due 01/01/2017	34	34
5.191% due 10/01/2017	39	39
5.192% due 03/01/2036	698	699
5.197% due 10/01/2016	21	21
5.199% due 01/01/2029	32	33
5.208% due 05/01/2017	72	72
5.214% due 12/01/2017	45	45
5.216% due 12/01/2014	30	30
5.227% due 09/01/2015	51	51
5.238% due 10/01/2028	61	62
5.246% due 10/25/2008	132	132
5.250% due 08/18/2017 - 03/01/2032	391	389
5.274% due 12/01/2035	122	122
5.288% due 02/01/2035	470	483
5.296% due 09/25/2008	30	30
5.310% due 02/01/2036 (g)	3,884	3,877
5.312% due 09/01/2035 (g)	3,239	3,243
5.370% due 08/25/2043	1,000	991
5.385% due 04/01/2032	253	253
5.393% due 04/01/2036	1,576	1,585
5.480% due 03/25/2036	949	951
5.500% due 04/25/2017 - 01/01/2037	44,328	43,868
5.527% due 10/01/2027	16	16
5.563% due 05/01/2036	238	241
5.590% due 08/25/2031 (g)	1,005	1,006
5.590% due 05/25/2032	66	66
5.632% due 10/01/2026 - 11/01/2040	340	343
5.650% due 12/25/2025 - 04/25/2029	224	225
5.750% due 11/17/2030 - 05/18/2032	636	641
5.775% due 09/17/2027	14	14
5.800% due 10/25/2030 - 02/25/2033	883	889
5.813% due 04/01/2036	443	449
5.825% due 06/25/2021 - 10/25/2021	162	163
5.850% due 09/16/2028 due 08/25/2031	424	431
5.850% due 08/25/2031 (g)	1,102	1,108
5.875% due 01/25/2020 - 11/25/2021	248	250
5.877% due 05/01/2025	207	208
5.900% due 12/18/2031 (g)	1,154	1,171
5.925% due 12/25/2021	291	292
5.950% due 11/18/2031	48	49
5.958% due 07/01/2042	886	894
5.975% due 03/25/2008	61	61
5.994% due 04/01/2018	30	30
6.000% due 03/01/2009 - 11/25/2031	1,786	1,810
6.090% due 12/01/2008	89	89
6.095% due 10/01/2031	123	125
6.105% due 08/01/2018	48	48
6.125% due 05/25/2022	86	88
6.127% due 12/01/2024	57	57
6.158% due 11/01/2030 - 10/01/2040	406	413
6.220% due 11/01/2019	39	38
6.250% due 02/01/2011	468	481
6.262% due 11/01/2032	339	337
6.275% due 08/25/2023	130	132
6.310% due 12/01/2017	61	61
6.347% due 10/01/2032	66	65
6.368% due 10/25/2008	69	69
6.375% due 12/25/2023	165	168
6.440% due 07/01/2036	771	827
6.475% due 12/25/2008	189	190
6.500% due 07/25/2008 - 03/01/2029	450	458
6.510% due 08/01/2036	1,096	1,184
6.592% due 12/01/2025	8	8
6.625% due 07/01/2010	29	30
6.728% due 10/25/2008	93	94
6.735% due 03/01/2019	28	28
6.750% due 12/25/2023	206	210
6.755% due 09/01/2030	90	91
6.770% due 01/18/2029	291	295
6.928% due 03/01/2027	12	12
6.962% due 11/01/2024	133	134
7.000% due 02/01/2019 - 07/25/2042	290	297
7.015% due 09/01/2033	88	89
7.090% due 05/01/2031	15	15
7.100% due 08/01/2032	125	126
7.115% due 03/01/2030	53	53
7.116% due 01/01/2028	31	32
7.175% due 12/01/2024	13	13
7.215% due 10/25/2008	134	137
7.250% due 09/01/2032	25	25
7.330% due 10/01/2032	59	60
7.440% due 03/01/2027	84	85
7.500% due 04/25/2022 - 09/01/2032	267	271
7.722% due 02/01/2026	35	36
10.225% due 08/25/2021	120	136
Farmer Mac
7.549% due 01/25/2012	381	385
Federal Home Loan Bank
3.000% due 06/02/2008	1,950	1,895
4.750% due 08/15/2008 - 07/14/2017	1,345	1,330
5.000% due 06/19/2018	500	477
Federal Housing Administration
7.430% due 03/01/2021	18	18
Freddie Mac
3.016% due 04/01/2034	258	259
3.869% due 01/01/2034	124	122
4.000% due 10/15/2033	227	180
4.189% due 04/01/2035	1,098	1,084
4.203% due 04/01/2033 - 04/01/2034	507	500
4.240% due 03/01/2034	255	251
4.299% due 12/01/2033	471	464
4.379% due 01/01/2035	142	140
4.382% due 01/01/2035	385	375
4.400% due 11/01/2033	147	146
4.430% due 10/15/2022	63	63
4.435% due 04/01/2035	1,659	1,636
4.500% due 12/15/2010 - 09/15/2018	2,222	2,184
4.547% due 01/01/2035	1,679	1,663
4.681% due 09/01/2035	418	415
4.754% due 10/01/2033	67	67
4.930% due 11/01/2035	3,809	3,781
5.000% due 02/15/2011 - 09/15/2035	2,300	2,198
5.004% due 05/01/2035	293	293
5.016% due 12/01/2035	651	644
5.250% due 07/30/2018	100	96
5.349% due 09/01/2035	99	99
5.356% due 04/01/2035	881	883
5.415% due 03/01/2025	123	123
5.440% due 02/01/2036	219	219
5.453% due 04/01/2036	600	603
5.487% due 07/01/2032	118	119
5.500% due 12/01/2008 - 10/15/2015	1,038	1,039
5.530% due 01/01/2032 - 04/01/2033	150	153
5.537% due 12/01/2024	604	609
5.550% due 03/15/2031	1,465	1,469
5.600% due 10/15/2032	93	93
5.652% due 11/01/2024	388	391
5.684% due 04/01/2036	248	248
5.700% due 12/15/2029	99	99
5.710% due 10/25/2029	4	4
5.759% due 03/01/2036	1,393	1,405
5.765% due 03/01/2033	63	64
5.775% due 09/15/2023	301	301
5.800% due 12/15/2031	39	39
5.836% due 04/01/2032	143	145
5.875% due 02/01/2017 - 05/15/2023	359	360
5.881% due 09/25/2023	1,504	1,508
5.900% due 08/15/2029 - 08/15/2031	852	861
5.923% due 08/01/2031	397	400
5.958% due 02/25/2045	117	116
6.000% due 08/15/2019	65	65
6.025% due 03/15/2020	102	102
6.099% due 05/15/2023	163	167
6.158% due 07/25/2044 (g)	5,224	5,253
6.425% due 12/15/2023	418	421
6.475% due 05/15/2023	53	55
6.500% due 03/15/2009 - 07/25/2043	1,111	1,132
6.500% due 05/15/2029 (g)	4,308	4,422
6.717% due 05/01/2026	96	98
6.936% due 08/01/2029	66	67
7.000% due 06/01/2016	2,412	2,480
7.033% due 04/01/2031	36	37
7.050% due 02/01/2026	43	44
7.069% due 03/01/2028	19	19
7.079% due 09/01/2028	102	104
7.192% due 02/01/2022	16	17
7.250% due 08/01/2032	49	50
7.262% due 08/01/2023	40	41
7.310% due 11/01/2023	13	13
9.250% due 11/15/2019	34	34
11.326% due 11/15/2007	105	106
Government National Mortgage Association
4.875% due 11/20/2031	62	62
5.000% due 01/20/2033 - 01/20/2034	2,428	2,429
5.125% due 10/20/2026 - 12/20/2027	105	107
5.250% due 02/20/2030	308	309
5.375% due 04/20/2016 - 04/20/2033	1,903	1,919
5.500% due 09/20/2028 - 09/20/2032	2,440	2,442
5.750% due 09/20/2018 - 09/20/2030	795	797
5.875% due 05/20/2016 - 04/20/2019	40	41
5.900% due 10/16/2029	228	230
7.000% due 10/20/2021	513	528
Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,311

Total U.S. Government Agencies (Cost $174,465)		175,116

MORTGAGE-BACKED SECURITIES 41.1%
Adjustable Rate Mortgage Trust
5.222% due 11/25/2035	3,960	3,935
American Home Mortgage Investment Trust
4.992% due 06/25/2045	851	850
5.500% due 09/25/2035	802	803
Asset Securitization Corp.
7.384% due 08/13/2029	750	759
7.490% due 04/14/2029	41	41
Banc of America Mortgage Securities
4.111% due 06/25/2034	470	461
4.598% due 11/25/2033	390	381
6.500% due 09/25/2033	135	136
Bear Stearns Adjustable Rate Mortgage Trust
3.605% due 10/25/2034	481	480
4.750% due 10/25/2035	455	451
4.908% due 10/25/2034	1,450	1,459
5.328% due 02/25/2033	66	65
5.761% due 02/25/2036	932	936
6.259% due 11/25/2030	114	114
Bear Stearns Alt-A Trust
5.369% due 02/25/2036	70	70
5.715% due 08/25/2036	3,103	3,124
Bear Stearns Commercial Mortgage Securities
6.000% due 03/15/2019	2,500	2,502
Bear Stearns Mortgage Securities, Inc.
6.246% due 06/25/2030	953	970
Carey Commercial Mortgage Trust
5.970% due 09/20/2019 (g)	1,809	1,820
CBA Commercial Small Balance Commercial Mortgage
5.630% due 12/25/2036 (g)	1,379	1,393
CC Mortgage Funding Corp.
5.825% due 01/25/2035	3,525	3,540
Charlotte Gateway Village LLC
6.410% due 12/01/2016	1,915	1,993
Chase Mortgage Finance Corp.
5.000% due 11/25/2033	350	338
5.398% due 01/25/2036	378	374
Citicorp Mortgage Securities, Inc.
5.000% due 12/25/2033	249	245
6.726% due 11/25/2018	63	63
Citigroup Commercial Mortgage Trust
5.420% due 11/15/2036	1,245	1,247
Citigroup Mortgage Loan Trust, Inc.
4.681% due 08/25/2035	836	823
4.900% due 12/25/2035	328	326
5.629% due 08/25/2035	2,777	2,710
6.500% due 06/25/2016 (g)	6,055	6,133
Commercial Mortgage Pass-Through Certificates
5.362% due 02/05/2019 (g)	3,000	3,013
5.479% due 02/05/2019	3,000	3,029
6.455% due 05/15/2032	1,946	1,972
6.715% due 02/01/2009	1,380	1,421
Countrywide Alternative Loan Trust
5.560% due 03/20/2046	1,401	1,403
5.570% due 05/25/2035	968	969
5.610% due 11/25/2035	382	384
5.620% due 02/25/2036	611	613
5.630% due 12/25/2035	1,223	1,227
5.660% due 10/25/2035	534	534
5.718% due 08/25/2046	6,238	6,254
5.750% due 06/25/2033	1,234	1,230
6.000% due 10/25/2032	9	9
6.196% due 08/25/2036	1,285	1,296
Countrywide Home Loan Mortgage Pass-Through Trust
4.500% due 10/25/2018	380	339
4.609% due 02/19/2034	109	107
5.620% due 02/25/2035	702	703
5.640% due 04/25/2035	429	430
5.650% due 03/25/2035	324	325
5.670% due 03/25/2035	3,153	3,167
5.740% due 02/25/2035	967	972
5.810% due 09/25/2034 (g)	938	941
5.940% due 08/25/2034	5,140	5,159
6.133% due 04/25/2035	968	973
6.637% due 06/19/2031	23	23
CS First Boston Mortgage Securities Corp.
3.006% due 03/15/2036	540	529
4.832% due 04/15/2037	2,000	1,935
5.500% due 11/25/2035	2,711	2,709
5.601% due 03/25/2032	232	231
5.830% due 01/25/2033	91	91
6.250% due 07/25/2035	1,966	1,978
6.500% due 04/25/2033	172	172
7.000% due 02/25/2033	238	238
Denver Arena Trust
6.940% due 11/15/2019	1,742	1,770
Drexel Burnham Lambert CMO Trust
6.099% due 05/01/2016	291	291
First Horizon Alternative Mortgage Securities
4.472% due 03/25/2035	1,421	1,407
4.752% due 06/25/2034 (g)	2,888	2,869
First Horizon Asset Securities, Inc.
4.924% due 02/25/2035	664	659
First Republic Mortgage Loan Trust
5.670% due 06/25/2030	249	250
5.700% due 11/15/2031 (g)	1,119	1,123
GMAC Commercial Mortgage Securities, Inc.
6.278% due 11/15/2039	4,000	4,171
6.500% due 05/15/2035	3,000	3,061
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	179	178
Greenpoint Mortgage Funding Trust
5.570% due 06/25/2045	964	968
5.580% due 06/25/2045 (g)	1,199	1,203
Greenwich Capital Acceptance, Inc.
7.889% due 06/25/2024	138	138
GS Mortgage Securities Corp. II
6.044% due 08/15/2018	618	630
GSR Mortgage Loan Trust
6.000% due 03/25/2032	4	4
GSRPM Mortgage Loan Trust
6.050% due 01/25/2032 (g)	1,282	1,293
Harborview Mortgage Loan Trust
4.584% due 11/19/2034	177	175
5.319% due 12/19/2035	217	217
5.440% due 12/19/2036	1,997	2,000
5.540% due 12/19/2036	1,999	2,002
5.540% due 02/19/2046	1,804	1,802
5.570% due 05/19/2035	1,506	1,510
5.590% due 03/19/2037	1,140	1,142
Hilton Hotel Pool Trust
5.850% due 10/03/2015	2,000	2,021
Impac CMB Trust
5.970% due 04/25/2034 (g)	448	448
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	205	205
Indymac ARM Trust
6.713% due 01/25/2032	56	56
Indymac Index Mortgage Loan Trust
5.560% due 06/25/2047	736	737
5.590% due 04/25/2035 (g)	1,209	1,213
5.630% due 03/25/2035	1,111	1,115
5.670% due 02/25/2035 (g)	1,264	1,271
5.960% due 09/25/2034	1,000	1,012
Indymac Loan Trust
5.570% due 01/25/2011	132	133
JPMorgan Chase Commercial Mortgage
Securities Corp.
3.890% due 01/12/2037	5,000	4,886
5.460% due 02/15/2019	64	64
JPMorgan Mortgage Trust
5.118% due 06/25/2035	1,006	997
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	70	71
LB Mortgage Trust
7.810% due 01/15/2009	75	76
8.431% due 01/20/2017	427	465
LB-UBS Commercial Mortgage Trust
4.394% due 07/15/2030	108	107
6.058% due 06/15/2020	81	82
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	161	158
4.142% due 07/25/2034	145	142
7.382% due 12/25/2033	24	24
MASTR Asset Securitization Trust
4.750% due 12/25/2033	2,000	1,985
Mellon Residential Funding Corp.
5.790% due 12/15/2030	1,022	1,026
6.406% due 07/25/2029	336	337
Merrill Lynch Mortgage Trust
4.218% due 06/12/2043	1,361	1,337
MLCC Mortgage Investors, Inc.
5.720% due 03/25/2028	26	26
Nationslink Funding Corp.
6.888% due 11/10/2030 (g)	1,893	1,902
Ocwen Residential Mortgage-Backed Securities Corp.
6.803% due 06/25/2039	649	512
Prudential Securities Secured Financing Corp.
6.795% due 05/25/2022	226	225
6.900% due 05/25/2022	143	143
Residential Accredit Loans, Inc.
5.366% due 09/25/2034	90	90
5.650% due 08/25/2035 (g)	7,975	7,988
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	51	51
Residential Asset Securitization Trust
4.750% due 02/25/2019	732	707
5.700% due 10/25/2018	370	369
Residential Funding Mortgage Securities I, Inc.
5.750% due 07/25/2018	319	321
6.500% due 03/25/2032	10	10
Rural Housing Trust 1987-1
8.330% due 04/01/2026	36	36
Salomon Brothers Mortgage Securities VII
4.118% due 09/25/2033	102	101
8.500% due 05/25/2032	849	887
Sequoia Mortgage Trust
5.580% due 02/20/2035	173	173
5.700% due 10/19/2026	342	343
5.750% due 10/20/2027	75	75
Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,036
Structured Adjustable Rate Mortgage Loan Trust
4.500% due 02/25/2034	744	736
5.840% due 06/25/2034	1,069	1,073
Structured Asset Mortgage Investments, Inc.
5.570% due 05/25/2036 (g)	2,838	2,842
5.770% due 10/19/2033	148	149
5.988% due 05/02/2030	140	140
Structured Asset Securities Corp.
4.420% due 06/25/2033	2,633	2,629
5.879% due 06/25/2032	50	50
6.716% due 02/25/2032	14	14
6.960% due 11/25/2032	24	24
7.272% due 10/25/2031	110	111
Travelers Mortgage Services, Inc.
6.747% due 09/25/2018	87	87
Wachovia Bank Commercial Mortgage Trust
0.147% due 10/15/2041 (b)	101,595	2,166
Washington Mutual MSC Mortgage Pass-Through
Certificates
5.390% due 02/25/2033	208	207
7.221% due 11/25/2030	171	171
Washington Mutual, Inc.
3.177% due 09/25/2033	44	43
3.423% due 05/25/2033	2,807	2,754
3.943% due 07/25/2034	470	457
4.159% due 08/25/2034	625	609
4.190% due 08/25/2033	112	110
4.243% due 06/25/2034	535	527
4.673% due 04/25/2035	200	197
4.816% due 10/25/2032	333	331
5.114% due 10/25/2032	47	47
5.570% due 01/25/2045	453	455
5.596% due 02/27/2034	2,307	2,314
5.620% due 12/25/2027	2,069	2,070
5.632% due 11/25/2041	34	34
5.635% due 07/25/2044	7	7
5.635% due 10/25/2044 (g)	1,005	1,006
5.640% due 07/25/2045	2,881	2,892
5.640% due 10/25/2045	64	64
5.660% due 01/25/2045	619	621
5.670% due 07/25/2045	5,213	5,234
5.710% due 12/25/2045	4,000	4,019
5.745% due 11/25/2034	115	116
5.765% due 10/25/2044 (g)	3,587	3,594
5.795% due 07/25/2044	463	466
5.827% due 02/25/2046	1,741	1,754
5.850% due 01/25/2018	313	314
5.874% due 12/19/2039 (g)	1,388	1,372
5.875% due 07/25/2044	370	372
5.954% due 05/25/2041	288	290
5.958% due 11/25/2041	654	656
6.227% due 06/25/2042	155	155
6.227% due 08/25/2042	140	140
6.227% due 04/25/2044	10	10
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	450	436
4.000% due 08/25/2034	410	399
4.354% due 05/25/2035	1,374	1,360
4.479% due 06/25/2035	1,491	1,468
4.487% due 11/25/2033	159	153
4.523% due 06/25/2034 (g)	4,003	3,894
4.544% due 02/25/2035	1,781	1,748
4.556% due 01/25/2035 (g)	4,040	3,971
4.556% due 01/25/2035	410	405
4.577% due 12/25/2034	21	21
4.591% due 11/25/2034	1,912	1,888
4.659% due 02/25/2033	124	122
4.950% due 03/25/2036	1,184	1,170
5.003% due 10/25/2035	206	204
5.250% due 02/25/2018	906	897

Total Mortgage-Backed Securities (Cost $207,828)		208,309

ASSET-BACKED SECURITIES 62.3%
Aames Mortgage Investment Trust
5.410% due 04/25/2036	204	204
5.750% due 10/25/2035 (g)	3,000	3,007
ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	2,009
Accredited Mortgage Loan Trust
5.500% due 12/25/2035	700	701
5.560% due 12/25/2035	100	100
ACE Securities Corp.
5.370% due 08/25/2036	1,838	1,839
5.450% due 05/25/2035	463	464
5.500% due 12/25/2035 (g)	5,100	5,105
5.550% due 06/25/2035	1,007	1,008
6.150% due 03/25/2035	2,038	2,037
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,909	2,904
American Express Credit Account Master Trust
5.530% due 11/15/2010	75	75
5.850% due 02/15/2012	2,466	2,472
American Home Mortgage Investment Trust
5.530% due 08/25/2035	71	70
American Residential Eagle Certificate Trust
6.350% due 05/25/2028	1,218	1,219
Amortizing Residential Collateral Trust
5.620% due 06/25/2032	66	66
5.630% due 01/25/2032	88	88
5.700% due 08/25/2032	20	20
Amresco Residential Securities Mortgage Loan Trust
5.845% due 06/25/2028	255	255
5.860% due 03/25/2027	33	33
5.905% due 06/25/2027	217	217
5.905% due 09/25/2027	563	563
Argent Securities, Inc.
5.430% due 03/25/2036	261	261
5.490% due 02/25/2036	23	23
5.510% due 03/25/2036 (g)	5,500	5,506
Asset-Backed Funding Certificates
5.770% due 12/25/2034	2,000	2,011
6.390% due 03/25/2032	2,687	2,690
Asset-Backed Securities Corp. Home Equity
5.460% due 05/25/2036	2,000	2,002
5.750% due 05/25/2036	2,500	2,502
5.870% due 06/15/2031	70	71
Bayview Financial Asset Trust
5.750% due 12/25/2039	920	924
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 03/25/2007 (b)	10,000	81
5.379% due 10/25/2036	5,257	5,233
5.420% due 02/25/2036	124	124
5.430% due 12/25/2035	278	278
5.470% due 08/25/2036	528	528
5.520% due 06/25/2036 (g)	4,089	4,095
5.550% due 09/25/2034	80	80
5.600% due 06/25/2035	22	22
5.640% due 02/25/2026	102	102
5.680% due 10/25/2032	206	207
5.680% due 01/25/2036	1,068	1,069
5.750% due 10/27/2032	105	106
5.850% due 09/25/2034 (j)	685	686
5.850% due 06/25/2035 (g)	10,775	10,806
5.950% due 10/25/2032	247	248
6.100% due 11/25/2042	370	373
Carrington Mortgage Loan Trust
5.470% due 12/25/2035 (g)	297	297
CDC Mortgage Capital Trust
5.660% due 01/25/2033	66	66
6.400% due 01/25/2033	2,474	2,477
Cendant Mortgage Corp.
5.984% due 07/25/2043	426	426
Centex Home Equity
5.160% due 09/25/2034	2,000	1,953
5.830% due 06/25/2034	29	30
6.040% due 09/25/2034	1,400	1,416
Charming Shoppes Master Trust
5.680% due 05/15/2014 (g)	1,000	1,002
Chase Credit Card Master Trust
5.710% due 10/15/2009	50	50
Chase Funding Mortgage Loan Asset-Backed
Certificates
4.515% due 02/25/2014	550	536
4.537% due 09/25/2032	11	11
5.620% due 04/25/2033	14	14
Chase Manhattan Auto Owner Trust
2.570% due 02/16/2010	30	29
CIT Group Home Equity Loan Trust
6.000% due 12/25/2031	1,320	1,327
Citigroup Mortgage Loan Trust, Inc.
5.400% due 10/25/2036	2,912	2,913
5.450% due 10/25/2036	2,000	2,001
Collegiate Funding Services Education Loan Trust I
5.464% due 09/30/2013	14	14
Community Program Loan Trust
4.500% due 10/01/2018	$1,557	$1,533
4.500% due 04/01/2029	500	472
Conseco Finance Securitizations Corp.
5.790% due 05/01/2033	429	430
8.310% due 05/01/2032	2,211	1,850
Conseco Recreational Enthusiast Consumer Trust
5.550% due 08/15/2025	1,523	1,521
Contimortgage Home Equity Trust
5.830% due 06/15/2025	34	34
7.780% due 04/25/2014	65	65
Countrywide Asset-Backed Certificates
4.946% due 10/25/2035	320	314
5.125% due 12/25/2034	3,000	2,965
5.450% due 05/25/2036	51	51
5.490% due 04/25/2036	516	516
5.510% due 02/25/2036	376	376
5.520% due 11/25/2035	275	275
5.560% due 10/25/2035 (g)	2,717	2,721
5.620% due 06/25/2035	485	486
5.630% due 09/25/2033	276	276
5.650% due 11/25/2033	46	47
5.780% due 11/25/2036	4,000	4,022
5.820% due 11/25/2033	367	369
5.850% due 09/25/2032	382	384
5.950% due 05/25/2032	1,194	1,196
6.250% due 04/25/2032	822	823
Credit-Based Asset Servicing & Securitization LLC
5.450% due 08/25/2035 (g)	2,232	2,234
5.470% due 10/25/2036	3,051	3,054
5.800% due 11/25/2033	3,037	3,043
5.980% due 06/25/2032	762	763
6.750% due 01/25/2031	1,014	1,018
CS First Boston Mortgage Securities Corp.
5.321% due 04/25/2035	1,000	989
5.600% due 01/25/2043	1,196	1,197
5.660% due 01/25/2032	23	23
5.710% due 05/25/2044 (g)	941	942
DaimlerChrysler Auto Trust
2.880% due 10/08/2009	252	252
Embarcadero Aircraft Securitization Trust
6.450% due 08/15/2025 (a)	1,183	18
EMC Mortgage Loan Trust
5.800% due 12/25/2042	2,961	2,961
6.100% due 08/25/2040	1,228	1,246
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	1,008	943
5.570% due 04/25/2035	4,000	4,005
Equity One Asset-Backed Securities, Inc.
5.600% due 07/25/2034 (g)	136	137
5.660% due 07/25/2034	8	8
FBR Securitization Trust
5.460% due 10/25/2035	21	21
First Alliance Mortgage Loan Trust
5.560% due 09/20/2027	53	52
5.830% due 10/25/2024	20	20
8.020% due 03/20/2031	42	42
First Franklin Mortgage Loan Asset-Backed Certificates
5.440% due 01/25/2036 (g)	2,433	2,435
5.730% due 10/25/2034	297	298
5.750% due 04/25/2035	3,000	3,013
First International Bank N.A.
5.900% due 03/15/2027	204	143
First NLC Trust
5.590% due 02/25/2036	4,000	4,004
Fleet Home Equity Loan Trust
5.600% due 01/20/2033	369	370
Fremont Home Loan Trust
5.410% due 04/25/2036	154	154
5.440% due 01/25/2036	9	9
Green Tree Financial Corp.
6.180% due 04/01/2030	1,536	1,500
6.220% due 03/01/2030	117	118
6.240% due 11/01/2016	5	5
6.450% due 06/01/2030	433	435
6.530% due 04/01/2030	1,098	1,088
6.810% due 12/01/2027	2,583	2,662
6.860% due 03/15/2028	54	56
6.860% due 07/15/2029	676	694
6.870% due 04/01/2030	68	68
7.550% due 01/15/2029	2,157	2,263
7.620% due 06/15/2028	178	188
Greenpoint Home Equity Loan Trust
5.620% due 04/15/2029	126	126
GSAMP Trust
5.360% due 10/25/2036	1,913	1,914
5.420% due 02/25/2036	343	344
5.470% due 12/25/2035	281	281
5.470% due 10/25/2036 (g)	6,000	6,004
5.510% due 01/25/2036 (g)	5,000	5,005
5.540% due 11/25/2035 (g)	6,900	6,907
5.700% due 01/25/2045	614	615
GSRPM Mortgage Loan Trust
5.470% due 03/25/2035 (g)	3,539	3,539
5.730% due 09/25/2042	244	246
HFC Home Equity Loan Asset-Backed Certificates
5.880% due 01/20/2034	1,259	1,267
Home Equity Asset Trust
5.510% due 05/25/2036 (g)	7,000	7,007
5.650% due 11/25/2032	1	1
5.880% due 07/25/2034	1,000	1,004
Home Equity Mortgage Trust
5.300% due 05/25/2036	135	136
5.530% due 05/25/2036 (g)	5,000	5,007
IMC Home Equity Loan Trust
7.310% due 11/20/2028	150	150
Indymac Home Equity Loan Asset-Backed Trust
6.700% due 07/25/2034	1,000	1,014
Irwin Home Equity
6.250% due 02/25/2029	1,735	1,743
IXIS Real Estate Capital Trust
5.410% due 08/25/2036	132	132
5.500% due 09/25/2035 (g)	609	610
JPMorgan Mortgage Acquisition Corp.
5.430% due 08/25/2036	5,629	5,633
5.470% due 07/25/2035	22	22
5.560% due 06/25/2035	1,476	1,480
Keystone Owner Trust
7.900% due 01/25/2029	212	212
7.930% due 05/25/2025	42	41
LA Arena Funding LLC
7.656% due 12/15/2026	3,028	3,257
Lake Country Mortgage Loan Trust
5.880% due 12/25/2032 (g)	1,624	1,654
Long Beach Mortgage Loan Trust
5.430% due 08/25/2035	6	6
5.630% due 10/25/2034	47	47
5.700% due 03/25/2032	2	2
5.790% due 08/25/2035	2,000	2,010
6.775% due 03/25/2032	682	693
Madison Avenue Manufactured Housing Contract
6.800% due 03/25/2032	1,500	1,514
MASTR Asset-Backed Securities Trust
5.460% due 11/25/2035 (g)	1,972	1,973
Mellon Bank Home Equity Loan Trust
5.590% due 03/20/2027	25	25
Merrill Auto Trust Securitization
5.360% due 04/25/2008	7	7
Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037	265	265
5.440% due 10/25/2037	1,829	1,830
5.460% due 07/25/2036	757	758
5.880% due 06/25/2035	647	648
Mid-State Trust
6.005% due 08/15/2037	1,365	1,388
Money Store Home Equity Trust
5.500% due 08/15/2029	190	190
Morgan Stanley ABS Capital I
5.380% due 06/25/2036	3,067	3,069
5.390% due 06/25/2036	137	137
5.420% due 10/25/2036	5,000	4,998
5.450% due 09/25/2035	540	541
5.450% due 04/25/2036	3,000	3,002
Morgan Stanley Capital I
7.825% due 01/25/2032	1,215	1,217
Morgan Stanley IXIS Real Estate Capital Trust
5.430% due 11/25/2036	3,000	3,002
Morgan Stanley Mortgage Loan Trust
5.510% due 11/25/2036	4,472	4,474
National City Auto Receivables Trust
2.110% due 07/15/2008	2	2
New Century Home Equity Loan Trust
5.910% due 07/25/2030	5	5
7.000% due 06/20/2031	4,506	4,513
Nomura Asset Acceptance Corp.
5.660% due 01/25/2036 (g)	3,000	3,004
Novastar Home Equity Loan
5.440% due 01/25/2036	819	820
5.740% due 05/25/2033	15	15
Oakwood Mortgage Investors, Inc.
5.725% due 03/15/2018	582	511
Option One Mortgage Loan Trust
5.850% due 08/20/2030	18	18
5.890% due 06/25/2032	13	13
Origen Manufactured Housing
5.590% due 05/15/2032	27	27
7.650% due 03/15/2032	2,000	2,059
Park Place Securities, Inc.
5.940% due 02/25/2035	2,000	2,013
Providian Gateway Master Trust
5.580% due 03/15/2011	1,275	1,276
Quest Trust
5.790% due 09/25/2034	78	78
5.910% due 06/25/2034 (g)	330	331
7.050% due 07/20/2034	193	194
Renaissance Home Equity Loan Trust
4.033% due 11/25/2034	68	68
4.934% due 08/25/2035	140	139
5.500% due 11/25/2035	6	6
5.850% due 12/25/2033	323	326
5.970% due 03/25/2033	51	52
6.150% due 08/25/2032	2,000	2,014
Residential Asset Mortgage Products, Inc.
5.440% due 10/25/2036 (g)	5,674	5,677
5.600% due 10/25/2034	96	96
5.707% due 08/25/2034 (g)	3,000	2,981
5.710% due 04/25/2033	9	9
5.740% due 02/25/2033	23	23
5.900% due 07/25/2034 (g)	2,000	1,961
5.942% due 04/25/2034 (g)	2,000	2,018
Residential Asset Securities Corp.
5.410% due 04/25/2036	119	119
5.480% due 03/25/2036 (g)	7,500	7,506
5.640% due 06/25/2033	61	62
5.780% due 03/25/2035 (g)	7,000	7,026
7.140% due 04/25/2032	764	766
Residential Funding Mortgage Securities II, Inc.
5.640% due 12/25/2032	35	35
8.350% due 03/25/2025	156	156
SACO I, Inc.
5.500% due 06/25/2036 (b)	19,614	1,105
5.530% due 05/25/2036 (g)	14,930	14,940
5.560% due 03/25/2036 (g)	3,978	3,981
5.850% due 07/25/2035	5,553	5,577
6.050% due 10/25/2034	1,573	1,575
Salomon Brothers Mortgage Securities VII
5.830% due 03/25/2028	383	383
Saxon Asset Securities Trust
5.470% due 11/25/2035	14	14
5.600% due 03/25/2032	33	33
SLM Student Loan Trust
5.400% due 06/15/2018	89	89
Specialty Underwriting & Residential Finance
5.450% due 12/25/2035	2	2
5.450% due 11/25/2037	3,000	3,002
5.470% due 06/25/2036	73	73
Structured Asset Securities Corp.
3.375% due 08/25/2031	130	118
4.900% due 04/25/2035	1,244	1,203
5.470% due 02/25/2036	3,000	3,003
5.480% due 12/25/2035	768	768
5.610% due 01/25/2033	22	22
6.000% due 05/25/2034	174	174
6.400% due 01/25/2033	234	235
Structured Settlements Fund
7.250% due 12/20/2015	136	138
Terwin Mortgage Trust
5.470% due 07/25/2035	16	16
5.530% due 07/25/2036 (g)	248	249
Truman Capital Mortgage Loan Trust
5.830% due 11/25/2031	14	14
6.500% due 11/25/2032	110	113
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	394
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	333
7.905% due 02/07/2026 (g)	785	822
WMC Mortgage Loan Pass-Through Certificates
6.175% due 03/20/2029	125	125
World Financial Network Credit Card Master Trust
6.350% due 03/15/2013	2,000	2,017

Total Asset-Backed Securities (Cost $316,696)		315,827

SHORT-TERM INSTRUMENTS 6.4%
Commercial Paper 1.6%
UBS Finance Delaware LLC
5.280% due 01/02/2007	8,000	8,000

Repurchase Agreements 3.9%
Lehman Brothers, Inc.
4.850% due 01/02/2007	8,000	8,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 4.250% due 01/15/2010 valued at $8,183. Repurchase proceeds are $8,004.)
State Street Bank and Trust Co.
4.900% due 01/02/2007	12,017	12,017
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $12,259. Repurchase proceeds are $12,024.)

		20,017

U.S. Treasury Bills 0.9%
4.810% due 03/01/2007 -
03/15/2007(d)(e)(h)	4,710	4,660

Total Short-Term Instruments (Cost $32,683)		32,677

Total Investments (f) 147.1% (Cost $745,839)		$746,163
Other Assets and Liabilities (Net) (47.1%)		(239,085)

Net Assets 100.0%		$507,078

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) Coupon represents a weighted average rate.

(e) Securities with an aggregate market value of $1,980 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(f) As of December 31, 2006, portfolio securities with an aggregate value of $34,613 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) The average amount of borrowing outstanding during the period ended December 31, 2006 was $195,932 at a weighted average interest rate of 5.28%. On December 31, 2006, securities valued at $203,256 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $1,147 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	1,141	$(728)
90-Day Eurodollar March Futures	Long	03/2007	59	(47)
90-Day Eurodollar September Futures	Long	09/2007	568	(7)

				$(782)

(i) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Masco Corp. 5.875% due 07/15/2012	Buy	(0.610%)	9/20/2012	$5,000	$(20)
Bank of America	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 07/25/2033	Sell	4.500%	7/25/2033	592	3
Bank of America	Kent Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.550% due 05/08/2046	Buy	(1.830%)	5/8/2046	3,000	(7)
Bank of America	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.300% due 02/15/2047	Buy	(1.730%)	2/15/2047	2,000	(11)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%)	12/20/2011	40,000	(17)
Barclays Bank PLC	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%)	2/25/2034	1,000	(1)
Barclays Bank PLC	Specialty Underwriting & Residential Finance Trust floating rate based on 1-Month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%)	2/25/2035	1,000	(2)
Barclays Bank PLC	Structured Asset Investment Loan Trust floating rate based on 1-Month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%)	2/25/2035	1,000	(3)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%)	6/28/2046	3,000	(31)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%)	6/28/2046	2,000	2
Bear Stearns & Co., Inc.	Indymac Home Equity Loan Asset-Backed Trust floating rate based on 1-Month USD-LIBOR plus 0.630% due 06/25/2030	Buy	(0.450%)	6/25/2030	3,139	(2)
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%	12/25/2035	1,000	17
Bear Stearns & Co., Inc.	Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%)	11/12/2037	1,000	(39)
Bear Stearns & Co., Inc.	KLIO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%)	4/23/2039	1,000	(18)
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%)	3/8/2040	2,000	(46)
Bear Stearns & Co., Inc.	LB-UBS Commercial Mortgage Trust 5.404% due 09/15/2040	Buy	(1.170%)	9/15/2040	1,000	(52)
Bear Stearns & Co., Inc.	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.100% due 02/15/2047	Buy	(4.030%)	2/15/2047	1,000	(9)
Citibank N.A.	ABS Home Equity Index	Sell	1.540%	7/25/2045	4,000	(1)
Citibank N.A.	ABS Home Equity Index	Buy	(1.330%)	5/25/2046	5,000	112
Credit Suisse First Boston	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 2.250% due 07/25/2032	Buy	(2.250%)	7/25/2032	2,619	(268)
Deutsche Bank AG	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	3/20/2008	5,000	1
Deutsche Bank AG	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.200% due 03/25/2035	Buy	(2.650%)	3/25/2035	5,000	(14)
Deutsche Bank AG	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.250% due 05/25/2035	Buy	(1.100%)	5/25/2035	2,000	23
Deutsche Bank AG	Commercial Mortgage-Backed Index	Sell	1.340%	10/12/2052	2,000	77
Goldman Sachs & Co.	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.100% due 05/25/2033	Sell	2.100%	5/25/2033	2,500	40
Goldman Sachs & Co.	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.860% due 01/25/2034	Sell	1.860%	1/25/2034	2,500	58
Goldman Sachs & Co.	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 02/25/2034	Buy	(2.000%)	2/25/2034	2,500	(5)
Goldman Sachs & Co.	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Sell	5.000%	9/25/2034	2,000	71
Goldman Sachs & Co.	ABS Home Equity Index	Sell	0.170%	5/25/2046	3,000	1
JPMorgan Chase & Co.	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(3.000%)	9/25/2034	2,000	(6)
JPMorgan Chase & Co.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Buy	(1.500%)	10/25/2035	2,000	(3)
JPMorgan Chase & Co.	FBR Securitization Trust floating rate based on 1-Month USD-LIBOR plus 1.850% due 10/25/2035	Sell	3.500%	10/25/2035	3,000	65
JPMorgan Chase & Co.	ABS Home Equity Index	Buy	(1.540%)	7/25/2045	10,000	35
JPMorgan Chase & Co.	ABS Home Equity Index	Buy	(1.540%)	7/25/2045	5,000	(4)
JPMorgan Chase & Co.	ABS Home Equity Index	Sell	1.330%	5/25/2046	10,000	(154)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Sell	0.145%	12/20/2016	25,000	(25)
Lehman Brothers, Inc.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%	10/25/2035	2,000	11
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%)	6/25/2038	2,000	106
Lehman Brothers, Inc.	GSC ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.750% due 11/12/2045	Buy	(1.400%)	11/12/2045	1,000	1
Lehman Brothers, Inc.	Citius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.370% due 05/05/2046	Buy	(1.440%)	5/5/2046	1,008	6

Lehman Brothers, Inc.	ABS Home Equity Index	Sell	1.330%	5/25/2046	5,000	(145)
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%)	6/25/2046	2,000	35
Merrill Lynch & Co., Inc.	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 02/25/2034	Sell	2.250%	2/25/2034	2,500	22
Merrill Lynch & Co., Inc.	ABS Home Equity Index	Buy	(1.540%)	7/25/2045	10,000	32
Merrill Lynch & Co., Inc.	ABS Home Equity Index	Sell	1.330%	5/25/2046	10,000	(147)
Merrill Lynch & Co., Inc.	Jackson Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 1.750% due 09/27/2046	Buy	(3.500%)	9/27/2046	4,000	105
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.140%)	12/20/2012	14,000	(3)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.460%	12/20/2015	10,000	6
Morgan Stanley	Indymac Home Equity Loan Asset-Backed Trust floating rate based on 1-Month USD-LIBOR plus 0.630% due 06/25/2030	Sell	1.500%	6/25/2030	3,138	58
Morgan Stanley	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 2.250% due 07/25/2032	Sell	2.250%	7/25/2032	2,619	321
Morgan Stanley	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%)	12/27/2033	1,000	1
Morgan Stanley	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.200% due 03/25/2035	Sell	3.030%	3/25/2035	5,000	55
Royal Bank of Scotland Group PLC	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.860% due 01/25/2034	Buy	(0.800%)	1/25/2034	2,500	(2)
Royal Bank of Scotland Group PLC	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.100% due 05/25/2033	Buy	(0.700%)	5/25/2033	2,500	(2)
Royal Bank of Scotland Group PLC	FBR Securitization Trust floating rate based on 1-Month USD-LIBOR plus 1.850% due 10/25/2035	Buy	(3.000%)	10/25/2035	3,000	(10)
UBS AG	Asset-Backed Funding Certificates floating rate based on 1-Month USD-LIBOR plus 3.500% due 11/25/2032	Buy	(2.350%)	11/25/2032	2,500	20
UBS AG	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%)	12/25/2035	1,000	(2)
Wachovia Bank N.A.	Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%)	1/8/2051	2,000	17

						$252

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012	$5,700	$(62)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	14,000	320
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2012	37,000	(406)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2017	5,900	(135)
UBS AG	3-Month USD-LIBOR	Pay	4.000%	12/15/2007	36,000	(232)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/21/2009	55,500	(453)

						$(968)

(j) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Asset-Backed Securities, Inc.	5.850%	9/25/2034	3/29/2006	$685	$686	0.14%

(k) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	1/1/2037	$1,500	$1,515	$1,510

See accompanying notes

Schedule of Investments

Developing Local Markets Portfolio

December 31, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 42.1%
Banking & Finance 27.9%
American Express Centurion Bank
5.350% due 05/07/2008		$100	$100
American Express Credit Corp.
5.410% due 05/19/2009		100	100
American International Group, Inc.
5.365% due 06/23/2008		200	200
Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009		400	388
Banco Nacional de Desenvolvimento Economico e Social
5.167% due 06/16/2008		1,000	992
Banco Santander Chile
5.703% due 12/09/2009		1,000	1,005
Bank of America Corp.
5.372% due 09/25/2009		1,400	1,401
5.378% due 11/06/2009		200	200
Bank of America N.A.
5.361% due 12/18/2008		400	400
5.377% due 07/25/2008		1,100	1,101
Bank of Ireland
5.415% due 12/18/2009		1,800	1,798
Banque Centrale de Tunisie
7.500% due 09/19/2007		2,120	2,156
Bear Stearns Cos., Inc.
5.606% due 01/31/2011		1,500	1,506
BNP Paribas
5.292% due 05/28/2008		300	300
Caterpillar Financial Services Corp.
5.422% due 10/09/2009		1,500	1,502
5.423% due 03/10/2009		500	501
5.426% due 08/11/2009		700	700
5.435% due 05/18/2009		1,100	1,102
Charter One Bank N.A.
5.430% due 04/24/2009		1,000	1,001
CIT Group, Inc.
5.435% due 12/19/2007		2,500	2,504
5.526% due 01/30/2009		2,200	2,206
Citigroup, Inc.
5.392% due 12/28/2009		1,800	1,801
5.406% due 12/26/2008		200	200
5.465% due 05/18/2011		900	901
5.525% due 05/18/2010		500	502
Commonwealth Bank of Australia
5.390% due 06/08/2009		100	100
DnB NORBank ASA
5.443% due 10/13/2009		100	100
Export-Import Bank of Korea
4.125% due 02/10/2009		100	98
4.250% due 11/27/2007		4,336	4,290
4.250% due 11/06/2008		75	74
4.500% due 08/12/2009		200	196
Fortis Bank
5.265% due 04/28/2008		100	100
General Electric Capital Corp.
5.410% due 10/26/2009		200	200
5.480% due 12/15/2009		1,200	1,204
Goldman Sachs Group, Inc.
5.406% due 12/23/2008		300	300
5.455% due 12/22/2008		2,100	2,104
5.456% due 06/23/2009		700	701
5.464% due 11/10/2008		1,700	1,703
5.476% due 07/29/2008		1,300	1,303
5.570% due 03/02/2010		500	502
HBOS Treasury Services PLC
5.350% due 07/17/2008		100	100
5.410% due 12/08/2010		1,500	1,501
5.414% due 07/17/2009		1,600	1,602
HSBC Bank USA N.A.
5.426% due 07/28/2008		100	100
5.490% due 12/14/2009		250	251
HSBC Finance Corp.
5.375% due 05/21/2008		100	100
5.420% due 10/21/2009		200	200
5.490% due 09/15/2008		1,400	1,404
5.655% due 11/16/2009		700	705
6.538% due 11/13/2007		1,800	1,812
Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007		500	504
Industry & Construction Bank St Petersburg OJSC
6.875% due 07/29/2008		300	305
International Lease Finance Corp.
5.590% due 05/24/2010		1,000	1,005
John Deere Capital Corp.
5.424% due 04/15/2008		800	801
5.424% due 07/15/2008		700	701
JPMorgan Chase & Co.
5.400% due 06/26/2009		100	100
5.446% due 06/25/2010		1,500	1,502
5.562% due 10/02/2009		890	894
Lehman Brothers Holdings, Inc.
5.400% due 11/24/2008		100	100
5.415% due 12/23/2008		1,425	1,426
5.464% due 10/22/2008		2,500	2,504
5.464% due 01/23/2009		1,000	1,002
5.475% due 08/21/2009		2,000	2,002
5.576% due 12/23/2010		1,100	1,104
Malaysia Global Sukuk, Inc.
6.590% due 07/03/2007		1,330	1,340
MBNA Europe Funding PLC
5.450% due 09/07/2007		700	701
Merrill Lynch & Co., Inc.
5.395% due 12/22/2008		200	200
5.414% due 10/23/2008		200	200
5.464% due 08/14/2009		900	901
5.466% due 01/30/2009		500	501
Morgan Stanley
5.390% due 11/21/2008		100	100
5.485% due 02/09/2009		1,000	1,002
5.499% due 02/15/2007		100	100
5.614% due 01/22/2009		600	601
National Australia Bank Ltd.
5.393% due 09/11/2009		1,600	1,602
Nordea Bank Finland
5.292% due 03/31/2008		100	100
5.308% due 05/28/2008		300	300
Pemex Finance Ltd.
9.690% due 08/15/2009		1,265	1,368
Petroleum Export Ltd.
4.633% due 06/15/2010		77	77
5.265% due 06/15/2011		267	261
Royal Bank of Scotland Group PLC
5.365% due 12/21/2007		1,500	1,502
5.424% due 07/21/2008		100	100
Santander U.S. Debt S.A. Unipersonal
5.375% due 09/21/2007		100	100
5.425% due 09/19/2008		100	100
5.426% due 11/20/2009		1,000	1,001
Skandinav Enskilda BK
5.330% due 02/04/2008		100	100
SLM Corp.
5.517% due 07/27/2009		2,600	2,606
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008		1,000	1,000
Unicredito Italiano NY
5.360% due 05/06/2008		300	300
5.370% due 05/29/2008		400	400
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008		2,200	2,204
6.115% due 09/21/2007		4,350	4,363
8.276% due 07/30/2007		1,000	1,017
Wachovia Bank N.A.
5.430% due 05/25/2010		750	751
5.440% due 12/02/2010		1,000	1,001
Wachovia Corp.
5.410% due 12/01/2009		1,500	1,501
5.426% due 10/28/2008		400	401
5.480% due 03/15/2011		1,000	1,002
5.506% due 10/15/2011		1,600	1,603
Wells Fargo & Co.
5.426% due 03/23/2010		2,600	2,604
Westpac Banking Corp.
5.310% due 06/06/2008		300	300
World Savings Bank FSB
5.415% due 05/08/2009		250	250
5.495% due 03/02/2009		250	251

			93,078

Industrials 9.2%
Allied Waste North America, Inc.
8.500% due 12/01/2008		200	211
Anadarko Petroleum Corp.
5.760% due 09/15/2009		1,500	1,507
Cisco Systems, Inc.
5.451% due 02/20/2009		300	301
Comcast Corp.
5.674% due 07/14/2009		700	702
Cox Communications, Inc.
5.910% due 12/14/2007		1,000	1,004
CSC Holdings, Inc.
7.875% due 12/15/2007		400	406
CSN Iron S.A.
9.125% due 06/01/2007		1,300	1,316
CSN Islands VII Corp.
10.750% due 09/12/2008		400	433
DaimlerChrysler N.A. Holding Corp.
5.820% due 08/03/2009		700	702
EchoStar DBS Corp.
5.750% due 10/01/2008		1,250	1,248
El Paso Corp.
6.950% due 12/15/2007		300	304
7.625% due 08/16/2007		200	203
7.625% due 09/01/2008		200	207
Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008		100	110
FedEx Corp.
5.455% due 08/08/2007		400	401
Hewlett-Packard Co.
5.496% due 05/22/2009		200	200
Hilton Hotels Corp.
7.950% due 04/15/2007		300	303
HJ Heinz Co.
6.428% due 12/01/2008		700	713
Home Depot, Inc.
5.490% due 12/16/2009		200	200
JC Penney Corp., Inc.
7.600% due 04/01/2007		300	301
Mandalay Resort Group
10.250% due 08/01/2007		600	617
MGM Mirage
9.750% due 06/01/2007		1,465	1,491
Mirage Resorts, Inc.
6.750% due 08/01/2007		200	202
6.750% due 02/01/2008		150	152
Oracle Corp.
5.603% due 01/13/2009		1,000	1,002
Pemex Project Funding Master Trust
7.174% due 10/15/2009		1,100	1,140
8.500% due 02/15/2008		1,000	1,031
8.850% due 09/15/2007		1,800	1,844
Qwest Communications International, Inc.
8.874% due 02/15/2009		100	102
Reynolds American, Inc.
6.500% due 06/01/2007		400	403
Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007		4,275	4,341
Salomon Brothers AG for OAO Siberian Oil Co.
11.500% due 02/13/2007		1,600	1,617
Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007		1,050	1,098
Siemens Financieringsmaatschappij NV
5.424% due 08/14/2009		400	400
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		700	703
Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008		200	197
Time Warner, Inc.
5.606% due 11/13/2009		600	601
Transocean, Inc.
5.566% due 09/05/2008		700	701
United Technologies Corp.
5.439% due 06/01/2009		200	200
Wal-Mart Stores, Inc.
5.265% due 06/16/2008		400	400
Walt Disney Co.
5.453% due 09/10/2009		1,200	1,202
Williams Cos., Inc.
5.935% due 02/16/2007		400	401
Xerox Corp.
6.111% due 12/18/2009		300	306

			30,923

Utilities 5.0%
America Movil S.A. de C.V.
5.466% due 06/27/2008		1,800	1,799
6.005% due 04/27/2007		1,200	1,205
AT&T, Inc.
4.214% due 06/05/2021		800	798
5.464% due 05/15/2008		600	601
5.584% due 11/14/2008		300	301
BellSouth Corp.
5.474% due 08/15/2008		1,200	1,201
CMS Energy Corp.
7.500% due 01/15/2009		100	104
8.900% due 07/15/2008		100	105
9.875% due 10/15/2007		500	518
Deutsche Telekom International Finance BV
5.546% due 03/23/2009		200	200
Dominion Resources, Inc.
5.554% due 11/14/2008		100	100
5.662% due 09/28/2007		2,200	2,201
Entergy Gulf States, Inc.
6.100% due 12/08/2008		1,200	1,203
Florida Power Corp.
5.774% due 11/14/2008		1,600	1,604
Korea Electric Power Corp.
4.250% due 09/12/2007		775	768
Mobile Telesystems Finance S.A.
9.750% due 01/30/2008		500	520
Qwest Corp.
5.625% due 11/15/2008		600	604
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		399	390
Romanian Thermal Power Plants
9.120% due 12/23/2007		343	352
Verizon Global Funding Corp.
5.504% due 08/15/2007		500	500
Vodafone Group PLC
5.424% due 06/29/2007		1,500	1,500

			16,574

Total Corporate Bonds & Notes (Cost $140,310)			140,575

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
5.410% due 12/25/2036		97	98
5.958% due 06/01/2043 - 09/01/2044		693	698
Federal Home Loan Bank
5.500% due 06/30/2008		200	200
Freddie Mac
4.500% due 04/15/2019		69	68
5.000% due 08/15/2016		328	325
5.500% due 06/12/2008		500	500
5.610% due 08/25/2031		391	393
5.630% due 09/25/2031		400	400
5.700% due 12/15/2030		377	378
5.958% due 02/25/2045		1,224	1,222

Total U.S. Government Agencies (Cost $4,279)			4,282

MORTGAGE-BACKED SECURITIES 2.8%
American Home Mortgage Investment Trust
5.500% due 09/25/2035		80	80
Bear Stearns Alt-A Trust
5.510% due 02/25/2034		100	100
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		100	101
Citigroup Commercial Mortgage Trust
5.420% due 11/15/2036		62	62
Commercial Mortgage Pass-Through Certificates
5.450% due 04/15/2017		156	156
6.455% due 05/15/2032		97	99
Countrywide Alternative Loan Trust
5.420% due 10/25/2046		336	337
5.530% due 02/20/2047		200	201
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2046 (a)		200	200
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.430% due 02/25/2037		100	100
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046		199	199
5.430% due 01/25/2047		200	200
5.620% due 11/25/2045		361	362
GS Mortgage Securities Corp. II
5.450% due 06/06/2020		88	88
Harborview Mortgage Loan Trust
5.440% due 12/19/2036		100	100
5.540% due 12/19/2036		300	300
5.590% due 03/19/2037		380	381
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		98	98
Indymac Index Mortgage Loan Trust
5.440% due 11/25/2046		93	94
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021		651	651
Merrill Lynch Floating Trust
5.420% due 06/15/2022		91	91
Residential Accredit Loans, Inc.
5.420% due 09/25/2046		97	97
5.650% due 08/25/2035		130	130
Sequoia Mortgage Trust
4.082% due 04/20/2035		596	584
Structured Asset Mortgage Investments, Inc.
5.420% due 08/25/2036		451	451
5.570% due 05/25/2036		473	474
Structured Asset Securities Corp.
5.345% due 10/25/2035		95	95
TBW Mortgage-Backed Pass-Through Certificates
5.450% due 09/25/2036		79	79
5.460% due 01/25/2037		100	100
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		198	198
5.440% due 08/25/2036		404	403
5.470% due 04/25/2036		100	100
Wachovia Bank Commercial Mortgage Trust
5.440% due 09/15/2021		1,464	1,465
Washington Mutual, Inc.
5.557% due 01/25/2047		100	100
5.568% due 12/25/2046		96	97
5.640% due 08/25/2045		76	76
5.770% due 09/25/2046		396	399
5.777% due 10/25/2046		196	197
5.827% due 02/25/2046		174	175
6.027% due 11/25/2042		117	117

Total Mortgage-Backed Securities (Cost $9,338)			9,337

ASSET-BACKED SECURITIES 11.4%
Accredited Mortgage Loan Trust
5.510% due 09/25/2035		100	100
ACE Securities Corp.
5.370% due 08/25/2036		184	184
5.370% due 12/25/2036		96	96
5.400% due 10/25/2036		184	184
5.420% due 12/25/2035		235	235
5.460% due 10/25/2035		471	471
American Express Credit Account Master Trust
5.460% due 09/15/2010		100	100
Ameriquest Mortgage Securities, Inc.
5.430% due 01/25/2036		48	48
5.430% due 03/25/2036		27	27
Argent Securities, Inc.
5.370% due 09/25/2036		242	242
5.370% due 10/25/2036		445	445
5.390% due 06/25/2036		56	56
5.420% due 04/25/2036		47	47
5.430% due 03/25/2036		221	221
5.450% due 11/25/2035		110	110
5.470% due 10/25/2035		56	56
Asset-Backed Funding Certificates
5.360% due 09/25/2036		423	424
5.380% due 10/25/2036		233	233
5.380% due 11/25/2036		81	81
5.380% due 01/25/2037		98	98
5.700% due 06/25/2034		604	605
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		97	97
Bank One Issuance Trust
5.380% due 10/15/2009		100	100
5.460% due 02/15/2011		100	100
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036		96	97
5.400% due 10/25/2036		97	97
5.420% due 02/25/2036		14	14
5.440% due 04/25/2036		127	128
5.550% due 09/25/2034		745	747
Capital One Auto Finance Trust
5.340% due 12/14/2007		100	100
Carrington Mortgage Loan Trust
5.390% due 05/25/2036		128	128
5.400% due 01/25/2037		100	100
Chase Credit Card Master Trust
5.450% due 10/15/2009		100	100
5.460% due 10/15/2010		100	100
5.460% due 02/15/2011		100	100
5.470% due 02/15/2010		100	100
Chase Issuance Trust
5.360% due 12/15/2010		100	100
5.370% due 02/15/2012		100	100
Citibank Credit Card Issuance Trust
5.435% due 03/20/2009		1,100	1,101
5.474% due 01/15/2010		100	100
Citigroup Mortgage Loan Trust, Inc.
5.390% due 08/25/2036		327	327
5.400% due 11/25/2036		98	99
Countrywide Asset-Backed Certificates
5.370% due 12/26/2036		100	100
5.370% due 03/25/2037		188	188
5.370% due 05/25/2037		199	199
5.370% due 03/25/2047		368	369
5.380% due 03/25/2037		286	286
5.400% due 01/25/2037		202	202
5.400% due 05/25/2037		99	99
5.410% due 09/25/2046		77	77
5.420% due 07/25/2036		168	168
5.420% due 12/25/2036		100	100
5.430% due 06/25/2037		100	100
5.450% due 01/25/2036		3	3
5.460% due 10/25/2046		569	570
5.480% due 07/25/2036		160	160
5.510% due 02/25/2036		226	226
5.540% due 01/25/2036		750	751
Credit-Based Asset Servicing & Securitization LLC
5.410% due 11/25/2036		98	98
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		200	200
5.329% due 12/08/2007		100	100
FBR Securitization Trust
5.460% due 10/25/2035		74	74
5.530% due 09/25/2035		712	713
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		777	778
5.370% due 12/25/2036		97	97
5.420% due 12/25/2037		100	100
5.440% due 01/25/2036		290	290
5.490% due 05/25/2035		49	49
Fremont Home Loan Trust
5.370% due 10/25/2036		87	87
5.390% due 02/25/2037		553	553
5.410% due 01/25/2037		100	100
5.440% due 01/25/2036		176	176
5.520% due 01/25/2036		100	100
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036		176	176
GSAMP Trust
5.390% due 09/25/2036		226	226
5.390% due 10/25/2036		151	152
5.460% due 11/25/2035		135	135
HFC Home Equity Loan Asset-Backed Certificates
5.420% due 03/20/2036		100	100
Home Equity Asset Trust
5.440% due 10/25/2035		72	72
5.460% due 02/25/2036		337	337
Home Equity Mortgage Trust
5.440% due 05/25/2036		64	64
5.460% due 02/25/2036		141	141
Honda Auto Receivables Owner Trust
5.342% due 11/15/2007		156	156
HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036		96	96
5.400% due 12/25/2036		296	295
Hyundai Auto Receivables Trust
5.348% due 11/15/2007		75	75
Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036		180	180
5.410% due 04/25/2037		100	100
5.440% due 03/25/2036		423	423
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036		523	523
5.400% due 08/25/2036		176	176
5.420% due 03/25/2036		151	151
5.420% due 11/25/2036		86	86
5.430% due 08/25/2036		400	400
5.560% due 06/25/2035		135	135
Lehman XS Trust
5.420% due 05/25/2046		72	72
5.430% due 04/25/2046		590	590
5.430% due 08/25/2046		428	428
5.430% due 11/25/2046		475	475
5.440% due 05/25/2046		152	152
5.470% due 11/25/2036		381	382
Long Beach Mortgage Loan Trust
5.360% due 07/25/2036		148	148
5.360% due 11/25/2036		98	98
5.380% due 06/25/2036		62	62
5.380% due 10/25/2036		188	188
5.410% due 04/25/2036		261	261
5.420% due 03/25/2036		445	446
5.430% due 02/25/2036		216	216
5.440% due 01/25/2036		279	279
5.550% due 11/25/2034		140	141
5.630% due 10/25/2034		626	627
MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036		86	86
5.400% due 03/25/2036		233	233
5.410% due 11/25/2036		100	100
5.430% due 01/25/2036		377	377
5.500% due 11/25/2035		219	219
MBNA Credit Card Master Note Trust
5.460% due 08/17/2009		300	300
5.470% due 08/16/2010		100	100
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037		77	77
5.390% due 07/25/2037		275	275
5.400% due 05/25/2037		538	538
5.400% due 09/25/2037		476	476
5.420% due 08/25/2036		500	500
5.420% due 02/25/2037		210	210
5.440% due 10/25/2037		91	92
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		96	96
5.370% due 09/25/2036		280	280
5.370% due 10/25/2036		97	96
5.390% due 06/25/2036		69	69
5.430% due 12/25/2035		32	32
Morgan Stanley Capital I
5.420% due 02/25/2036		576	576
5.470% due 02/25/2036		100	100
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036		96	96
Nelnet Student Loan Trust
5.338% due 09/25/2012		100	100
New Century Home Equity Loan Trust
5.420% due 08/25/2036		357	358
5.460% due 09/25/2035		87	87
5.470% due 10/25/2035		51	52
Newcastle Mortgage Securities Trust
5.420% due 03/25/2036		110	110
Nissan Auto Lease Trust
5.347% due 12/14/2007		88	88
Nomura Home Equity Loan, Inc.
5.430% due 02/25/2036		42	42
Option One Mortgage Loan Trust
5.400% due 07/25/2036		71	71
5.450% due 11/25/2035		199	200
Park Place Securities, Inc.
5.510% due 09/25/2035		26	26
Renaissance Home Equity Loan Trust
5.500% due 11/25/2035		40	40
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		91	91
5.400% due 02/25/2036		274	274
5.400% due 10/25/2036		284	284
5.450% due 08/25/2046		100	100
5.460% due 05/25/2025		131	131
Residential Asset Securities Corp.
5.360% due 06/25/2036		301	301
5.360% due 08/25/2036		338	339
5.390% due 11/25/2036		96	96
5.400% due 10/25/2036		282	282
5.420% due 02/25/2036		108	109
5.420% due 07/25/2036		522	522
5.420% due 11/25/2036		192	192
5.430% due 01/25/2036		254	254
5.460% due 10/25/2035		175	175
Residential Funding Mortgage Securities II, Inc.
5.490% due 09/25/2035		173	173
SACO I, Inc.
5.430% due 04/25/2036		54	55
5.460% due 11/25/2020		68	68
5.460% due 12/25/2035		38	39
Saxon Asset Securities Trust
5.380% due 11/25/2036		455	455
Securitized Asset-Backed Receivables LLC Trust
5.410% due 03/25/2036		140	140
5.430% due 11/25/2036		100	100
SG Mortgage Securities Trust
5.450% due 10/25/2035		73	73
SLC Student Loan Trust
5.330% due 12/15/2010		59	59
SLM Student Loan Trust
5.323% due 07/25/2013		100	100
5.345% due 10/25/2012		400	400
5.392% due 04/25/2012		200	200
Soundview Home Equity Loan Trust
5.370% due 10/25/2036		452	452
5.380% due 11/25/2036		194	194
5.410% due 12/25/2036		100	100
5.410% due 01/25/2037		100	100
5.420% due 05/25/2036		200	201
5.420% due 10/25/2036		92	92
5.460% due 11/25/2035		155	155
5.520% due 04/25/2035		41	41
5.580% due 06/25/2035		92	93
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		77	77
5.395% due 11/25/2037		96	96
5.410% due 02/25/2037		68	68
Structured Asset Investment Loan Trust
5.370% due 07/25/2036		73	73
5.440% due 07/25/2035		30	30
Structured Asset Securities Corp.
4.900% due 04/25/2035		435	421
5.370% due 10/25/2036		464	464
5.430% due 11/25/2035		77	77
Triad Auto Receivables Owner Trust
5.341% due 11/13/2007		149	149
Wachovia Auto Owner Trust
5.358% due 11/09/2007		74	74
Washington Mutual Asset-Backed Certificates
5.410% due 10/25/2036		97	97
Wells Fargo Home Equity Trust
5.400% due 01/25/2037		100	100

Total Asset-Backed Securities (Cost $38,131)			38,143

SOVEREIGN ISSUES 7.7%
Chile Government International Bond
5.776% due 01/28/2008		800	803
Development Bank of Kazakhstan JSC
7.125% due 10/10/2007		100	102
Guatemala Government Bond
8.500% due 08/03/2007		1,100	1,123
Korea Development Bank
3.875% due 03/02/2009		460	447
4.250% due 11/13/2007		251	248
4.750% due 07/20/2009		100	99
5.496% due 10/31/2008		500	500
5.774% due 10/20/2009		6,692	6,741
Mexico Government International Bond
4.625% due 10/08/2008		200	198
6.073% due 01/13/2009		6,300	6,365
Panama Government International Bond
8.250% due 04/22/2008		600	618
Russia Government International Bond
8.250% due 03/31/2010		1,866	1,956
10.000% due 06/26/2007		2,675	2,738
Ukraine Government International Bond
8.902% due 08/05/2009		1,300	1,382
11.000% due 03/15/2007		691	699
Venezuela Government International Bond
6.250% due 03/30/2007		119	119
6.250% due 12/18/2007		119	119
9.125% due 06/18/2007		1,570	1,594

Total Sovereign Issues (Cost $25,809)			25,851

FOREIGN CURRENCY-DENOMINATED ISSUES 1.8%
America Movil S.A. de C.V.
8.460% due 12/18/2036	MXN	2,700	247
Argentina Bonos
2.000% due 09/30/2014	ARS	5,000	1,800
Aries Vermoegensverwaltungs GmbH
6.919% due 10/25/2007	EUR	500	679
Brazilian Government International Bond
6.000% due 05/15/2045	BRL	1,000	636
12.500% due 01/05/2022		1,200	640
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	19,700	1,910

Total Foreign Currency-Denominated Issues (Cost $5,556)			5,912

SHORT-TERM INSTRUMENTS 29.9%
Certificates of Deposit 0.2%
Barclays Bank PLC
5.265% due 01/29/2007		$100	100
Skandinaviska Enskilda Banken AB
5.270% due 10/03/2007		100	100
5.272% due 07/06/2007		200	200
Societe Generale NY
5.258% due 06/11/2007		100	100
5.258% due 06/20/2007		100	100

			600

Commercial Paper 29.2%
Barclays U.S. Funding Corp.
5.250% due 01/17/2007		1,300	1,297
5.250% due 03/14/2007		8,400	8,308
CBA (de) Finance
5.250% due 03/07/2007		9,000	8,911
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		400	390
Danske Corp.
5.240% due 01/30/2007		6,300	6,275
Dexia Delaware LLC
5.300% due 01/02/2007		5,900	5,900
DnB NORBank ASA
5.200% due 03/26/2007		7,600	7,504
General Electric Capital Corp.
5.240% due 02/09/2007		1,000	995
IXIS Commercial Paper Corp.
5.245% due 01/26/2007		7,400	7,375
5.300% due 01/18/2007		2,600	2,594
San Paolo IMI U.S. Financial Co.
5.290% due 01/02/2007		9,100	9,100
Societe Generale NY
5.200% due 04/02/2007		1,000	986
5.225% due 03/01/2007		1,900	1,884
5.240% due 03/12/2007		700	693
Spintab AB
5.250% due 01/30/2007		2,100	2,092
Svenska Handelsbanken, Inc.
5.235% due 03/05/2007		7,700	7,626
UBS Finance Delaware LLC
5.160% due 06/12/2007		3,100	3,026
5.240% due 01/22/2007		2,500	2,493
5.270% due 01/02/2007		4,400	4,400
Unicredito Italiano SpA
5.250% due 01/19/2007		6,500	6,485
Viacom, Inc.
5.594% due 05/29/2007		1,000	1,000
Westpac Capital Corp.
5.210% due 03/29/2007		5,500	5,428
5.250% due 02/06/2007		2,600	2,587

			97,349

Repurchase Agreements 0.2%
State Street Bank and Trust Co.
4.900% due 01/02/2007		565	565
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $580. Repurchase proceeds are $565.)

Egypt Treasury Bills 0.3%
7.575% due 01/30/2007 (b)	EGP	6,000	1,045

Total Short-Term Instruments (Cost $99,588)			99,559

Total Investments (c) 97.0% (Cost $323,011)			$323,659
Other Assets and Liabilities (Net) 3.0%			10,106

Net Assets 100.0%			$333,765

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) As of December 31, 2006, portfolio securities with an aggregate value of $7,303 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Swap agreements outstanding on December 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.060%	1/2/2009	BRL	1,000	$19
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.125%	1/2/2009		700	14
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	1/2/2009		700	14
Morgan Stanley	BRL-CDI-Compounded	Pay	16.120%	7/2/2007		1,500	15
Morgan Stanley	BRL-CDI-Compounded	Pay	14.630%	1/2/2009		4,900	76
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	8/3/2016	MXN	2,550	15
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	8/3/2016		2,550	15
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		3,500	20
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	9/12/2016		10,000	65
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	4/17/2009		7,700	16
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	8/12/2015		4,000	50

							$319

(e) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	15,829	01/2007	$125	$0	$125
Sell		4,299	01/2007	0	(18)	(18)
Buy		13,421	05/2007	93	0	93
Buy		5,242	06/2007	29	0	29
Buy	CLP	1,744,862	01/2007	0	(126)	(126)
Buy		898,102	02/2007	0	(23)	(23)
Sell		220,461	02/2007	0	(4)	(4)
Buy		4,685,438	06/2007	0	(90)	(90)
Buy	CNY	20,847	02/2007	22	0	22
Buy		3,088	03/2007	0	0	0
Buy		55,184	07/2007	130	0	130
Sell		5,252	07/2007	0	(10)	(10)
Buy	COP	10,214,650	01/2007	221	0	221
Buy		5,338,793	04/2007	104	0	104
Buy	CZK	259,261	04/2007	941	0	941
Buy		285,294	05/2007	65	0	65
Buy	EUR	2,778	01/2007	0	(41)	(41)
Buy	HKD	84,595	01/2007	0	(15)	(15)
Sell		84,595	01/2007	9	0	9
Buy		58,970	02/2007	0	(5)	(5)
Buy	IDR	55,886,795	01/2007	200	0	200
Sell		55,886,795	01/2007	0	(81)	(81)
Buy		26,052,900	02/2007	85	0	85
Buy		55,886,795	07/2007	45	0	45
Buy	ILS	28,512	03/2007	0	(38)	(38)
Buy		12,592	04/2007	45	0	45
Buy	INR	26,018	02/2007	28	0	28
Buy		120,507	04/2007	79	0	79
Buy		221,335	05/2007	65	0	65
Buy	JPY	260,532	01/2007	0	(8)	(8)
Sell		112,833	01/2007	2	0	2
Buy		334,871	02/2007	0	(38)	(38)
Buy	KRW	4,027,785	01/2007	60	0	60
Sell		4,027,785	01/2007	12	0	12
Buy		8,519,149	02/2007	112	(21)	91
Buy		2,537,248	03/2007	58	0	58
Buy		4,027,785	04/2007	0	(13)	(13)
Buy	KZT	63,830	01/2007	3	0	3
Buy		12,630	05/2007	0	0	0
Buy	MXN	153,154	01/2007	305	0	305
Buy		48,404	04/2007	30	(8)	22
Buy		183,151	05/2007	27	0	27
Buy	MYR	20,915	01/2007	102	0	102
Sell		20,915	01/2007	0	(32)	(32)
Buy		6,406	03/2007	50	0	50
Buy		20,915	07/2007	18	0	18
Buy	PLN	18,492	04/2007	211	0	211
Buy		48,055	05/2007	549	(58)	491
Buy		42,788	06/2007	0	(189)	(189)
Buy	RUB	104,081	01/2007	37	0	37
Buy		204,328	05/2007	87	0	87
Buy		24,061	08/2007	11	0	11
Buy		9,322	09/2007	0	(2)	(2)
Buy		83,137	12/2007	0	(11)	(11)
Buy	SGD	20,771	01/2007	343	0	343
Sell		17,696	01/2007	0	(59)	(59)
Buy		25,690	02/2007	174	0	174
Buy		5,957	03/2007	82	0	82
Buy		17,696	04/2007	58	0	58
Buy	SKK	177,681	04/2007	438	0	438
Buy		150,869	05/2007	458	0	458
Buy	THB	96,996	02/2007	97	0	97
Buy		26,387	03/2007	13	0	13
Buy		50,563	05/2007	22	0	22
Buy	TRY	11,149	01/2007	557	0	557
Buy		13,972	05/2007	342	0	342
Buy		2,560	07/2007	79	0	79
Buy	TWD	46,095	01/2007	16	0	16
Sell		46,095	01/2007	1	0	1
Buy		175,946	02/2007	62	(16)	46
Buy		46,095	03/2007	0	(2)	(2)
Buy	ZAR	46,594	05/2007	386	0	386
Buy		79,242	06/2007	58	0	58

				$7,146	$(908)	$6,238

See accompanying notes

Schedule of Investments

Emerging Markets Portfolio

December 31, 2006 (Unaudited)

		Principal Amount (000s)		Value (000s)
ARGENTINA 0.6%
Argentina Bonos
2.000% due 09/30/2014	ARS	1,000		$360
5.590% due 08/03/2012		$8,090		5,914

Total Argentina (Cost $6,023)				6,274

BRAZIL 20.1%
Brazilian Government International Bond
6.000% due 05/15/2045	BRL	2,000		1,272
7.125% due 01/20/2037		$10		11
8.000% due 01/15/2018		33,723		37,584
8.250% due 01/20/2034		22,020		26,754
8.750% due 02/04/2025		2,500		3,094
8.875% due 10/14/2019		7,300		8,924
8.875% due 04/15/2024		7,835		9,782
10.000% due 08/07/2011		2,600		3,074
10.125% due 05/15/2027		13,594		19,134
10.250% due 06/17/2013		4,450		5,507
10.500% due 07/14/2014		21,325		27,030
11.000% due 08/17/2040		28,875		38,296
12.500% due 01/05/2022	BRL	11,425		6,088
12.750% due 01/15/2020		$150		234
Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		2,100		2,218
CSN Islands VII Corp.
10.750% due 09/12/2008		2,025		2,192
Embraer Overseas Ltd.
6.375% due 01/24/2017		1,200		1,203
Petrobras International Finance Co.
7.750% due 09/15/2014		650		726
9.125% due 02/01/2007		1,075		1,078
Vale Overseas Ltd.
6.250% due 01/23/2017		2,200		2,221
6.875% due 11/21/2036		3,300		3,401

Total Brazil (Cost $177,421)				199,823

CAYMAN ISLANDS 0.3%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		3,280		3,315

Total Cayman Islands (Cost $3,275)				3,315

CHILE 0.5%
Banco Santander Chile
5.375% due 12/09/2014		1,500		1,480
CODELCO, Inc.
5.625% due 09/21/2035		2,700		2,581
6.150% due 10/24/2036		700		720

Total Chile (Cost $4,844)				4,781

CHINA 0.0%
China Development Bank
5.000% due 10/15/2015		500		487

Total China (Cost $495)				487

COLOMBIA 2.4%
Colombia Government International Bond
7.375% due 01/27/2017		100		108
7.375% due 09/18/2037		2,600		2,797
8.250% due 12/22/2014		15,100		17,214
10.000% due 01/23/2012		920		1,086
10.375% due 01/28/2033		635		913
10.750% due 01/15/2013		1,220		1,516

Total Colombia (Cost $23,020)				23,634

EGYPT 0.1%
Petroleum Export Ltd.
5.265% due 06/15/2011		890		$870

Total Egypt (Cost $889)				870

EL SALVADOR 0.4%
AES El Salvador Trust
6.750% due 02/01/2016		4,250		4,249
El Salvador Government International Bond
8.500% due 07/25/2011		125		139

Total El Salvador (Cost $4,369)				4,388

GUATEMALA 0.6%
Guatemala Government Bond
9.250% due 08/01/2013		4,717		5,545

Total Guatemala (Cost $4,796)				5,545

KAZAKHSTAN 0.9%
ATF Bank JSC
9.000% due 05/11/2016		650		634
Intergas Finance BV
6.875% due 11/04/2011		500		518
Kazkommerts International BV
8.500% due 04/16/2013		950		1,018
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		6,450		6,488

Total Kazakhstan (Cost $8,703)				8,658

LUXEMBOURG 0.6%
Gaz Capital for Gazprom
6.212% due 11/22/2016		3,000		3,028
TNK-BP Finance S.A.
7.500% due 07/18/2016		2,600		2,789

Total Luxembourg (Cost $5,702)				5,817

MALAYSIA 1.3%
Petroliam Nasional Bhd.
7.750% due 08/15/2015		8,422		9,865
TNB Capital L Ltd.
5.250% due 05/05/2015		3,200		3,162

Total Malaysia (Cost $12,359)				13,027

MEXICO 11.4%
America Movil S.A. de C.V.
5.466% due 06/27/2008		6,300		6,296
5.500% due 03/01/2014		5,000		4,900
5.750% due 01/15/2015		5,900		5,852
8.460% due 12/18/2036	MXN	10,900		998
Cablemas S.A. de C.V.
9.375% due 11/15/2015		$5,000		5,525
Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		10,300		10,557
Grupo Transportacion Ferroviaria Mexicana
S.A. de C.V.
9.375% due 05/01/2012		1,000		1,072
Mexico Government International Bond
5.625% due 01/15/2017		150		151
6.750% due 09/27/2034		100		108
7.500% due 04/08/2033		5,310		6,279
8.125% due 12/30/2019		1,406		1,712
8.300% due 08/15/2031		5,332		6,830
11.375% due 09/15/2016		310		447
11.500% due 05/15/2026		3,000		4,860
Mexico Government International Bond Rights
0.000% due 06/30/2007		90,175,000		1,308
		Principal Amount (000s	)
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$6,500		6,463
6.125% due 08/15/2008		125		126
6.625% due 06/15/2035		400		410
7.375% due 12/15/2014		9,661		10,661
7.875% due 02/01/2009		550		578
8.000% due 11/15/2011		8,855		9,763
8.625% due 02/01/2022		9,128		11,305
9.125% due 10/13/2010		570		641
9.250% due 03/30/2018		5,955		7,524
9.500% due 09/15/2027		6,065		8,166
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	10,000		970

Total Mexico (Cost $106,831)				113,502

MOROCCO 0.0%
Kingdom of Morocco
5.688% due 01/01/2009		$340		343

Total Morocco (Cost $333)				343

NETHERLANDS 0.0%
HSBK Europe BV
7.750% due 05/13/2013		350		371

Total Netherlands (Cost $349)				371

PAKISTAN 0.5%
Pakistan Government International Bond
7.125% due 03/31/2016		4,750		4,988

Total Pakistan (Cost $4,688)				4,988

PANAMA 2.7%
Panama Government International Bond
6.700% due 01/26/2036		21,342		22,302
7.125% due 01/29/2026		1,900		2,061
8.875% due 09/30/2027		500		638
9.625% due 02/08/2011		1,179		1,350

Total Panama (Cost $21,431)				26,351

PERU 1.9%
Peru Government International Bond
5.000% due 03/07/2017		766		764
9.125% due 02/21/2012		13,091		15,186
Southern Copper Corp.
7.500% due 07/27/2035		2,800		3,050

Total Peru (Cost $18,522)				19,000

RUSSIA 7.5%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	23,500		32,570
8.625% due 04/28/2034		$1,100		1,416
Gazprom International S.A.
7.201% due 02/01/2020		10,650		11,257
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000		1,050
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		3,700		4,428
RSHB Capital AG S.A. for OJSC Russian
Agricultural Bank
7.175% due 05/16/2013		2,050		2,165
Russia Government International Bond
5.000% due 03/31/2030		9,200		10,408
11.000% due 07/24/2018		800		1,158
12.750% due 06/24/2028		1,600		2,894
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000		1,100
TNK-BP Finance S.A.
7.500% due 07/18/2016		1,000		1,066
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008		5,000		5,009
6.115% due 09/21/2007		50		50

Total Russia (Cost $73,836)				74,571

SOUTH AFRICA 1.5%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	10,052		13,722
8.500% due 06/23/2017		$631		771

Total South Africa (Cost $12,555)				14,493

TUNISIA 1.1%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	450		600
7.375% due 04/25/2012		$2,114		2,300
7.500% due 08/06/2009	EUR	1,869		2,663
8.250% due 09/19/2027		$4,000		4,948

Total Tunisia (Cost $7,985)				10,511

UKRAINE 1.8%
Ukraine Government International Bond
7.650% due 06/11/2013		$5,238		5,651
8.902% due 08/05/2009		11,895		12,649

Total Ukraine (Cost $17,578)				18,300

UNITED STATES 1.2%
Corporate Bonds & Notes 0.7%
C5 Capital SPV Ltd.
6.196% due 12/01/2049		$400		401
C10 Capital SPV Ltd.
6.722% due 12/01/2049		3,100		3,103
Pemex Project Funding Master Trust
6.660% due 06/15/2010		3,000		3,083

				6,587

U.S. Government Agencies 0.5%
Fannie Mae
5.500% due 02/01/2036 - 12/01/2036		5,444		5,382
				5,382

Total United States (Cost $11,871)				11,969

URUGUAY 1.5%
Uruguay Government International Bond
7.500% due 03/15/2015		$4,000		4,330
7.625% due 03/21/2036		1,900		2,100
8.000% due 11/18/2022		7,374		8,406

Total Uruguay (Cost $14,167)				14,836

VENEZUELA 5.9%
Venezuela Government International Bond
5.375% due 08/07/2010		$8,250		8,126
6.000% due 12/09/2020		6,550		6,141
6.374% due 04/20/2011		$3,600		$3,587
7.650% due 04/21/2025		12,050		13,165
8.500% due 10/08/2014		5,200		5,897
9.250% due 09/15/2027		315		402
9.375% due 01/13/2034		12,900		17,060
10.750% due 09/19/2013		2,910		3,623
		Shares
Venezuela Government International Bond Rights
0.000% due 04/15/2020		5,000		176

Total Venezuela (Cost $53,229)				58,177

		Principal Amount (000s	)
VIETNAM 0.1%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$600		650

Total Vietnam (Cost $590)				650

SHORT-TERM INSTRUMENTS 33.5%
Commercial Paper 31.1%
Abbey National N.A. LLC
5.200% due 04/02/2007		$23,400		23,080
5.225% due 03/07/2007		4,000		3,960
ASB Finance Ltd.
5.260% due 02/05/2007		23,100		22,989
Bank of America Corp.
5.200% due 04/02/2007		100		99
5.225% due 03/27/2007		700		691
5.230% due 03/20/2007		28,600		28,262
Bank of Ireland
5.245% due 01/30/2007		23,000		22,910
Danske Corp.
5.240% due 01/30/2007		23,000		22,910
5.260% due 01/04/2007		5,700		5,699
General Electric Capital Corp.
5.240% due 02/08/2007		45,200		44,963
IXIS Commercial Paper Corp.
5.230% due 03/05/2007		25,900		25,651
Rabobank USA Financial Corp.
5.280% due 01/02/2007		21,200		21,200
Skandinaviska Enskilda Banken AB
5.220% due 03/06/2007		26,600		26,340
Societe Generale NY
5.225% due 03/01/2007		500		496
5.245% due 01/08/2007		2,400		2,398
UBS Finance Delaware LLC
5.225% due 03/08/2007		4,700		4,653
5.240% due 01/22/2007		22,800		22,737
5.245% due 01/08/2007		1,300		1,299
Westpac Capital Corp.
5.245% due 01/17/2007		22,500		22,454
Westpac Trust Securities NZ Ltd.
5.245% due 01/25/2007		2,700		2,691
5.250% due 02/06/2007		3,500		3,483

				308,965

Repurchase Agreements 2.0%
Lehman Brothers, Inc.
4.850% due 01/02/2007		$15,000		$15,000
(Dated 12/29/2006. Collateralized by
U.S. Treasury Inflation Protected
Securities 3.875% due 04/15/2029 valued at $15,369. Repurchase proceeds are $15,008.)
State Street Bank and Trust Co.
4.900% due 01/02/2007		5,112		5,112
(Dated 12/29/2006. Collateralized by
Fannie Mae 3.530% due 09/05/2008 valued at $5,218. Repurchase proceeds are $5,115.)

				20,112

U.S. Treasury Bills 0.4%
4.799% due 03/15/2007 (a)(c)		4,254		4,207

Total Short-Term Instruments (Cost $333,379)				333,284

Purchased Options (e) 0.0% (Cost $23)				0
Total Investments (b) 98.4% (Cost $929,263)				$977,965
Other Assets and Liabilities (Net) 1.6%				16,246

Net Assets 100.0%				$994,211

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of December 31, 2006, portfolio securities with an aggregate value of $17,062 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $4,207 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Eurodollar December Futures	Long	12/2007	1,060	$454
90-Day Eurodollar December Futures	Long	12/2008	32	18
90-Day Eurodollar March Futures	Long	03/2009	3	1
90-Day Eurodollar September Futures	Long	09/2007	2,071	(1,011)
90-Day Eurodollar September Futures	Long	09/2008	326	158
U.S. Treasury 5-Year Note March Futures	Long	03/2007	567	(373)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	1,338	(1,334)

				$(2,087)

(d) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	$1,700	$5
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%	3/20/2011	11,000	180
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.460%	4/20/2011	20,000	543
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	8/20/2011	9,000	218
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	8/20/2011	8,000	196
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.700%	9/20/2011	500	13
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%)	8/20/2016	5,000	(268)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%)	8/20/2016	5,000	(261)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016	6,500	224
Citibank N.A.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.790%	7/20/2011	300	4
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	1,350	23
Citibank N.A.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.800%	11/15/2013	9,500	1,264
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%	8/20/2016	7,000	185
Credit Suisse First Boston	Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%	3/11/2009	30,000	5,621
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%	1/16/2013	6,000	802
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.580%	6/20/2016	5,000	191
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.130%	11/20/2011	10,000	89
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	10,000	62
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.900%	11/20/2011	25,000	200
Deutsche Bank AG	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	42,000	255
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	800	14
Goldman Sachs & Co.	Brazilian Government International Bond 14.500% due 10/15/2009	Sell	27.750%	11/4/2007	3,650	998
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%	4/8/2013	5,300	588
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.320%	2/20/2007	1,000	1
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	5/20/2007	50	0
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%	4/20/2011	31,000	442
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%	8/20/2011	8,000	204
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.050%	9/20/2011	5,250	209
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	1/4/2013	18,000	2,456
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	1/21/2014	10,700	1,222
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.500%	4/20/2016	10,000	350
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	4/20/2016	11,150	247
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%)	8/20/2016	5,000	(275)
JPMorgan Chase & Co.	Cemex SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	2,100	38
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%)	3/20/2008	5,000	(154)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%)	9/20/2008	5,000	(172)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.140%	7/20/2011	2,700	61
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%	7/20/2011	672	9
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%	12/20/2011	8,000	128
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	8/20/2012	4,700	212
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	7/20/2013	2,230	117
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	3/20/2016	6,025	143
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	3/20/2016	20,000	111
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	4/20/2016	2,800	80
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.740%	11/18/2013	10,000	1,293
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	1/21/2014	1,350	153
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%	4/20/2011	1,000	16
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%	7/20/2011	600	14
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	2,000	36
Morgan Stanley	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	12,000	1
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.390%	5/20/2016	20,500	527
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	8/20/2016	5,000	132
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%	9/20/2011	1,000	19
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.270%	12/20/2011	10,000	51
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	8,900	144
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	1,000	20
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	9/20/2016	4,700	181
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	9/20/2016	4,500	212
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	9/20/2016	600	24

						$19,398

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.060%	1/2/2009	BRL	4,200	$81
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.125%	1/2/2009		2,800	55
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	14.280%	1/4/2010		4,600	80
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	1/2/2009		2,800	56
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.290%	1/4/2010		47,900	392
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	1/4/2010		21,300	280
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.360%	1/4/2010		4,600	82
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	1/4/2010		47,000	144
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	8/3/2016	MXN	5,700	34
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	8/3/2016		5,700	34
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		475,100	2,078
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	9/22/2016		52,250	349
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		105,000	329
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	9/12/2016		50,000	325
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	4/17/2009		37,100	79
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.850%	9/21/2016		80,000	509
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		40,000	174
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	8/12/2015		38,000	478

							$5,559

(e) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar March Futures	$92.000	3/19/2007	900	$9	$0
Put - CME 90-Day Eurodollar March Futures	92.250	3/19/2007	969	9	0
Put - CME 90-Day Eurodollar March Futures	92.500	3/19/2007	500	5	0

				$23	$0

(f) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	BRL	8,095	05/2007	$65	$0	$65
Buy		14,918	06/2007	137	0	137
Buy	CLP	344,624	02/2007	7	0	7
Buy		529,000	05/2007	0	(12)	(12)
Buy		231,500	06/2007	0	(5)	(5)
Buy	CNY	7,770	03/2007	3	0	3
Buy		23,884	09/2007	74	0	74
Sell	EUR	36,759	01/2007	74	(170)	(96)
Sell	HKD	2,000	01/2007	0	0	0
Buy	INR	1,266	05/2007	0	0	0
Buy	JPY	1,276,108	02/2007	0	(150)	(150)
Buy	KRW	1,171,009	02/2007	38	0	38
Sell		130,000	02/2007	0	0	0
Buy		3,964,497	03/2007	108	0	108
Sell		3,173,300	03/2007	6	0	6
Buy	MXN	3,774	04/2007	8	0	8
Buy	PLN	19,525	04/2007	223	0	223
Sell		14,549	06/2007	64	0	64
Buy	RUB	40,784	01/2007	19	0	19
Buy		111,885	09/2007	37	(5)	32
Buy		114,559	12/2007	0	(15)	(15)
Buy	SGD	3,711	01/2007	30	0	30
Buy		610	02/2007	5	0	5
Buy	TWD	20,580	01/2007	1	0	1
Sell		20,580	01/2007	1	0	1
Buy		55,435	02/2007	0	(21)	(21)
Sell		8,000	02/2007	2	0	2
Buy		20,580	03/2007	0	(1)	(1)
Buy	ZAR	6,945	06/2007	5	0	5

				$907	$(379)	$528

See accompanying notes

Schedule of Investments

High Yield Portfolio

December 31, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 5.0%
Cebridge Connections, Inc.
7.379% due 11/05/2013		$2,000	$2,004
Charter Communications Operating LLC
8.005% due 04/25/2013		3,500	3,527
Eastman Kodak Co.
7.365% due 10/14/2012		139	140
7.600% due 10/14/2012		347	349
7.639% due 10/14/2012		351	352
7.649% due 10/14/2012		1,064	1,068
Ford Motor Co.
8.360% due 11/29/2013		2,000	2,001
General Motors Acceptance Corp.
7.745% due 11/27/2013		1,500	1,503
Goodyear Tire & Rubber Co.
7.954% due 04/30/2010		1,000	1,014
HCA, Inc.
8.114% due 11/14/2013		2,000	2,025
Headwaters, Inc.
7.330% due 04/30/2011		81	81
7.500% due 04/30/2011		593	590
Hertz Corp.
5.390% due 12/21/2012		167	168
7.350% due 12/21/2012		370	373
7.380% due 12/21/2012		57	57
7.580% due 12/21/2012		379	382
7.700% due 12/21/2012		139	140
7.730% due 12/21/2012		379	382
Idearc, Inc.
7.320% due 11/09/2014		2,000	2,012
Metro-Goldwyn-Mayer, Inc.
7.749% due 04/08/2012		2,990	2,966
Roundy’s Supermarket, Inc.
7.870% due 11/01/2011		496	501
8.330% due 11/01/2011		489	494
Service Corp. International
5.000% due 04/02/2016		1,000	1,003
Spansion LLC
8.375% due 10/30/2012		1,000	1,004
West Corp.
8.100% due 10/23/2013		2,000	2,002
Wind Acquisition Finance S.A.
10.000% due 12/21/2011		300	300

Total Bank Loan Obligations (Cost $26,389)			26,438

CORPORATE BONDS & NOTES 86.3%
Banking & Finance 23.8%
AES Ironwood LLC
8.857% due 11/30/2025		798	899
AES Red Oak LLC
8.540% due 11/30/2019		729	796
BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014		2,876	3,193
Consolidated Communications Illinois
9.750% due 04/01/2012		296	318
Ferrellgas Escrow LLC
6.750% due 05/01/2014		500	489
Ford Motor Credit Co.
7.000% due 10/01/2013		500	478
7.375% due 02/01/2011		29,166	28,898
8.000% due 12/15/2016		5,000	4,949
8.625% due 11/01/2010		160	165
Forest City Enterprises, Inc.
7.625% due 06/01/2015		225	231
General Motors Acceptance Corp.
6.000% due 04/01/2011		887	882
6.750% due 12/01/2014		29,350	30,192
6.875% due 08/28/2012		1,075	1,105
7.000% due 02/01/2012		270	279
8.000% due 11/01/2031		350	403
Idearc, Inc.
8.000% due 11/15/2016		3,000	3,060
K&F Acquisition, Inc.
7.750% due 11/15/2014		360	373
KRATON Polymers LLC
8.125% due 01/15/2014		1,950	1,960
Rotech Healthcare, Inc.
9.500% due 04/01/2012		2,245	2,211
Sally Holdings LLC
9.250% due 11/15/2014		875	896
Targeted Return Index Securities Trust
7.548% due 05/01/2016		31,680	32,382
Tenneco, Inc.
8.625% due 11/15/2014		2,560	2,624
10.250% due 07/15/2013		760	836
Universal City Florida Holding Co. I
8.375% due 05/01/2010		2,000	2,060
10.121% due 05/01/2010		50	52
Ventas Realty LP
6.750% due 04/01/2017		2,550	2,646
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,950	2,228

			124,605

Industrials 50.5%
Abitibi-Consolidated, Inc.
7.400% due 04/01/2018		450	358
8.550% due 08/01/2010		300	286
Albertson’s, Inc.
7.450% due 08/01/2029		2,100	2,062
Allied Waste North America, Inc.
7.125% due 05/15/2016		375	373
7.250% due 03/15/2015		6,120	6,158
American Cellular Corp.
10.000% due 08/01/2011		1,200	1,275
AmeriGas Partners LP
7.125% due 05/20/2016		3,050	3,065
7.250% due 05/20/2015		2,000	2,035
Arco Chemical Co.
10.250% due 11/01/2010		225	250
Arvin Capital I
9.500% due 02/01/2027		510	521
Bombardier, Inc.
8.000% due 11/15/2014		125	129
Bon-Ton Stores, Inc.
10.250% due 03/15/2014		2,450	2,517
Bowater Canada Finance
7.950% due 11/15/2011		1,110	1,093
Boyd Gaming Corp.
7.125% due 02/01/2016		1,000	1,000
Buhrmann U.S., Inc.
8.250% due 07/01/2014		900	898
CanWest Media, Inc.
8.000% due 09/15/2012		830	870
Cascades, Inc.
7.250% due 02/15/2013		1,260	1,263
CCO Holdings LLC
8.750% due 11/15/2013		2,185	2,281
Celestica, Inc.
7.625% due 07/01/2013		750	735
7.875% due 07/01/2011		350	348
Chart Industries, Inc.
9.125% due 10/15/2015		1,075	1,140
Charter Communications Operating LLC
8.375% due 04/30/2014		2,815	2,952
Chesapeake Energy Corp.
6.625% due 01/15/2016		900	899
6.875% due 01/15/2016		3,275	3,320
7.000% due 08/15/2014		925	945
7.500% due 06/15/2014		50	52
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		485	487
Citizens Communications Co.
7.875% due 01/15/2027		500	508
Community Health Systems, Inc.
10.000% due 03/13/2007		1,500	1,513
Complete Production Services, Inc.
8.000% due 12/15/2016		500	515
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		1,800	1,624
Corrections Corp. of America
6.750% due 01/31/2014		270	274
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		275	285
7.750% due 11/15/2015		2,750	2,867
CSC Holdings, Inc.
6.750% due 04/15/2012 (b)		100	98
6.750% due 04/15/2012		900	882
7.625% due 04/01/2011		2,475	2,534
DaVita, Inc.
7.250% due 03/15/2015		3,350	3,434
Delhaize America, Inc.
9.000% due 04/15/2031		1,980	2,361
Delta Air Lines, Inc.
7.111% due 09/18/2011		470	477
Dex Media West LLC
8.500% due 08/15/2010		25	26
9.875% due 08/15/2013		425	465
DirecTV Holdings LLC
6.375% due 06/15/2015		1,660	1,600
8.375% due 03/15/2013		700	732
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		574	581
DRS Technologies, Inc.
7.625% due 02/01/2018		1,450	1,501
Dynegy Holdings, Inc.
7.125% due 05/15/2018		4,253	4,168
8.375% due 05/01/2016		1,200	1,266
EchoStar DBS Corp.
6.375% due 10/01/2011		2,125	2,117
7.125% due 02/01/2016		4,680	4,703
El Paso Corp.
7.420% due 02/15/2037		3,500	3,666
7.750% due 01/15/2032		450	495
7.875% due 06/15/2012		2,400	2,586
8.050% due 10/15/2030		1,300	1,450
El Paso Natural Gas Co.
8.625% due 01/15/2022		800	973
El Paso Production Holding Co.
7.750% due 06/01/2013		4,800	5,046
Ferrellgas Partners LP
8.750% due 06/15/2012		4,095	4,218
Ford Motor Co.
7.450% due 07/16/2031		2,000	1,580
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		1,750	1,752
9.125% due 12/15/2014 (c)		1,375	1,373
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		900	947
Gaylord Entertainment Co.
8.000% due 11/15/2013		1,000	1,042
General Motors Corp.
8.250% due 07/15/2023		3,075	2,875
Georgia-Pacific Corp.
7.125% due 01/15/2017		3,000	3,008
7.375% due 12/01/2025		1,170	1,147
7.700% due 06/15/2015		1,400	1,433
7.750% due 11/15/2029		800	802
8.000% due 01/15/2024		4,150	4,233
Goodyear Tire & Rubber Co.
8.625% due 12/01/2011		500	519
Greif, Inc.
8.875% due 08/01/2012		685	723
Hanover Compressor Co.
8.625% due 12/15/2010		120	126
Hanover Equipment Trust
8.500% due 09/01/2008		438	446
HCA, Inc.
6.250% due 02/15/2013		270	240
7.190% due 11/15/2015		850	733
7.690% due 06/15/2025		900	749
9.125% due 11/15/2014		660	707
9.250% due 11/15/2016		9,815	10,539
Herbst Gaming, Inc.
7.000% due 11/15/2014		950	912
8.125% due 06/01/2012		450	461
Hertz Corp.
8.875% due 01/01/2014		2,900	3,052
Horizon Lines LLC
9.000% due 11/01/2012		505	533
Host Marriott LP
6.750% due 06/01/2016		425	428
7.125% due 11/01/2013		1,900	1,952
Ineos Group Holdings PLC
8.500% due 02/15/2016		3,650	3,504
Ingles Markets, Inc.
8.875% due 12/01/2011		1,325	1,388
Intelsat Bermuda Ltd.
8.250% due 01/15/2013		50	51
9.250% due 06/15/2016		2,485	2,684
Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013		1,375	1,402
8.625% due 01/15/2015		2,070	2,163
10.484% due 01/15/2012		775	786
Invensys PLC
9.875% due 03/15/2011		58	62
Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013		270	255
JET Equipment Trust
7.630% due 08/15/2012 (a)		319	236
10.000% due 06/15/2012 (a)		424	416
L-3 Communications Corp.
6.375% due 10/15/2015		647	644
Legrand France
8.500% due 02/15/2025		670	774
Lyondell Chemical Co.
8.000% due 09/15/2014		625	652
8.250% due 09/15/2016		1,200	1,266
MGM Mirage
6.625% due 07/15/2015		2,525	2,418
6.875% due 04/01/2016		1,125	1,086
8.375% due 02/01/2011		1,000	1,042
Mirage Resorts, Inc.
7.250% due 08/01/2017		1,575	1,589
Mosaic Co.
7.625% due 12/01/2016		1,000	1,041
Nalco Co.
7.750% due 11/15/2011		625	642
8.875% due 11/15/2013		1,400	1,489
Newfield Exploration Co.
6.625% due 09/01/2014		1,350	1,357
6.625% due 04/15/2016		245	245
Norampac, Inc.
6.750% due 06/01/2013		1,200	1,173
Nortel Networks Ltd.
10.125% due 07/15/2013		1,680	1,823
10.750% due 07/15/2016		205	225
Novelis, Inc.
8.250% due 02/15/2015		1,500	1,459
OPTI Canada, Inc.
8.250% due 12/15/2014		950	981
Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014		2,430	2,369
7.750% due 05/15/2011		400	413
8.750% due 11/15/2012		245	261
Peabody Energy Corp.
7.375% due 11/01/2016		1,950	2,086
Pogo Producing Co.
7.875% due 05/01/2013		540	551
PQ Corp.
7.500% due 02/15/2013		600	594
Primedia, Inc.
8.875% due 05/15/2011		1,420	1,456
Quiksilver, Inc.
6.875% due 04/15/2015		3,075	3,037
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		75	77
Qwest Communications International, Inc.
7.500% due 02/15/2014		4,225	4,373
Qwest Corp.
7.250% due 09/15/2025		5,000	5,162
7.625% due 06/15/2015		575	618
Reynolds American, Inc.
7.625% due 06/01/2016		650	692
7.750% due 06/01/2018		3,085	3,290
RH Donnelley Corp.
6.875% due 01/15/2013		175	169
8.875% due 01/15/2016		6,700	7,068
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		550	557
Rogers Cable, Inc.
6.750% due 03/15/2015		3,160	3,272
Roseton
7.270% due 11/08/2010		1,055	1,079
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		1,000	1,016
Rural Cellular Corp.
9.875% due 02/01/2010		1,300	1,389
Sanmina-SCI Corp.
8.125% due 03/01/2016		1,675	1,629
SemGroup LP
8.750% due 11/15/2015		1,415	1,429
Seneca Gaming Corp.
7.250% due 05/01/2012		300	307
Sensata Technologies BV
8.250% due 05/01/2014		1,925	1,858
Service Corp. International
7.375% due 10/01/2014		225	236
7.625% due 10/01/2018		250	266
Smurfit Capital Funding PLC
7.500% due 11/20/2025		450	432
Smurfit Kappa Funding PLC
9.625% due 10/01/2012		6,532	6,956
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012		3,550	3,497
9.750% due 02/01/2011		172	178
Solectron Global Finance Ltd.
8.000% due 03/15/2016		1,250	1,272
Southern Natural Gas Co.
7.350% due 02/15/2031		850	940
Station Casinos, Inc.
6.875% due 03/01/2016		2,385	2,152
7.750% due 08/15/2016		685	693
Suburban Propane Partners LP
6.875% due 12/15/2013		875	862
Sungard Data Systems, Inc.
9.125% due 08/15/2013		3,525	3,719
Superior Essex Communications LLC
9.000% due 04/15/2012		700	732
SUPERVALU, Inc.
7.375% due 02/01/2013		1,515	1,399
7.500% due 11/15/2014		2,125	2,226
Tenet Healthcare Corp.
9.875% due 07/01/2014		175	179
Triad Hospitals, Inc.
7.000% due 11/15/2013		2,295	2,321
TRW Automotive, Inc.
9.375% due 02/15/2013		1,080	1,164
U.S. Airways Group, Inc.
9.330% due 01/01/2049		148	1
Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014		3,110	3,258
VWR International, Inc.
6.875% due 04/15/2012		3,550	3,590
8.000% due 04/15/2014		1,450	1,501
Williams Cos., Inc.
7.500% due 01/15/2031		1,850	1,929
7.625% due 07/15/2019		2,290	2,462
7.750% due 06/15/2031		4,005	4,225
7.875% due 09/01/2021		900	970
8.750% due 03/15/2032		600	681
Williams Partners LP
7.250% due 02/01/2017		375	384
Windstream Corp.
8.625% due 08/01/2016		2,025	2,228
Wynn Las Vegas LLC
6.625% due 12/01/2014		3,150	3,146
Xerox Capital Trust I
8.000% due 02/01/2027		1,000	1,026

			264,819

Utilities 12.0%
AES Corp.
8.750% due 05/15/2013		1,325	1,426
Cincinnati Bell, Inc.
7.250% due 07/15/2013		225	234
8.375% due 01/15/2014		3,795	3,918
Citizens Communications Co.
9.000% due 08/15/2031		1,965	2,142
CMS Energy Corp.
6.875% due 12/15/2015		1,800	1,868
Edison Mission Energy
7.750% due 06/15/2016		5,050	5,378
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		2,070	2,086
Homer City Funding LLC
8.734% due 10/01/2026		294	339
Intelsat Corp.
9.000% due 06/15/2016		1,000	1,064
Midwest Generation LLC
8.560% due 01/02/2016		1,728	1,906
8.750% due 05/01/2034		1,200	1,308
MSW Energy Holdings LLC
8.500% due 09/01/2010		185	193
Nextel Communications, Inc.
7.375% due 08/01/2015		2,350	2,412
NRG Energy, Inc.
7.250% due 02/01/2014		250	253
7.375% due 02/01/2016		5,255	5,294
7.375% due 01/15/2017		2,050	2,060
PSEG Energy Holdings LLC
8.500% due 06/15/2011		1,450	1,566
Qwest Corp.
7.200% due 11/10/2026		7,100	7,189
7.500% due 06/15/2023		2,474	2,505
8.875% due 03/15/2012		800	895
8.875% due 06/01/2031		250	262
Reliant Energy, Inc.
6.750% due 12/15/2014		2,910	2,859
9.250% due 07/15/2010		700	738
9.500% due 07/15/2013		1,000	1,078
Rogers Wireless, Inc.
7.500% due 03/15/2015		825	899
Sierra Pacific Resources
6.750% due 08/15/2017		1,550	1,528
7.803% due 06/15/2012		450	473
8.625% due 03/15/2014		450	485
South Point Energy Center LLC
8.400% due 05/30/2012		903	872
TECO Energy, Inc.
6.750% due 05/01/2015		2,000	2,100
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,570	1,567
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		3,800	4,080
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (i)		1,851	1,923

			62,900

Total Corporate Bonds & Notes (Cost $443,980)			452,324

CONVERTIBLE BONDS & NOTES 0.7%
Chesapeake Energy Corp.
2.750% due 11/15/2035		600	610
CMS Energy Corp.
2.875% due 12/01/2024		650	832
Deutsche Bank AG
0.950% due 01/26/2010 (b)		600	598
1.800% due 05/29/2009		200	195
2.000% due 10/07/2009		250	238
EchoStar Communications Corp.
5.750% due 05/15/2008		200	205
IXIS Financial Products, Inc.
0.800% due 06/15/2009		200	195
1.650% due 06/15/2009		150	154
1.875% due 06/15/2009		200	200
Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009 (f)		200	226

Total Convertible Bonds & Notes (Cost $3,370)			3,453

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		186	181

Total Mortgage-Backed Securities (Cost $123)			181

FOREIGN CURRENCY-DENOMINATED ISSUES 3.5%
Amadeus Global Travel Distribution S.A.
5.813% due 04/08/2013	EUR	1,500	2,007
Bombardier, Inc.
7.250% due 11/15/2016		1,775	2,404
Chesapeake Energy Corp.
6.250% due 01/15/2017		2,000	2,713
JSG Holding PLC
11.500% due 10/01/2015 (c)		361	499
Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,865	4,155
Nordic Telephone Co. Holdings ApS
5.207% due 11/30/2014		500	667
5.939% due 11/30/2014		500	670
8.250% due 05/01/2016		1,900	2,771
SigmaKalon
5.722% due 06/30/2012		985	1,299
Telenet Communications NV
9.000% due 12/15/2013		93	136
UPC Holding BV
7.750% due 01/15/2014		605	805

Total Foreign Currency-Denominated Issues (Cost $16,717)			18,126

		Shares
CONVERTIBLE PREFERRED STOCKS 0.0%
Chesapeake Energy Corp.
4.500% due 12/31/2049		1,400	131

Total Convertible Preferred Stocks (Cost $140)			131

PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		200	204

Total Preferred Stocks (Cost $216)			204

SHORT-TERM INSTRUMENTS 4.4%
Commercial Papexr 3.6%
ASB Finance Ltd.
5.235% due 03/13/2007		$700	693
UBS Finance Delaware LLC
5.280% due 01/02/2007		17,400	17,400
Westpac Capital Corp.
5.210% due 03/29/2007		300	296

			18,389

Repurchase Agreements 0.8%
State Street Bank and Trust Co.
4.900% due 01/02/2007		4,250	4,250
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $4,337. Repurchase proceeds are $4,252.)

U.S. TREASURY BILLS 0.0%
4.801% due 03/15/2007 (d)(g)		170	168

Total Short-Term Instruments (Cost $22,807)			22,807

Total Investments (e) 99.9% (Cost $513,742)			$523,664
Other Assets and Liabilities (Net) 0.1%			665

Net Assets 100.0%			$524,329

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Payment in-kind bond security.

(d) Coupon represents a weighted average rate.

(e) As of December 31, 2006, portfolio securities with an aggregate value of $11,244 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) The average amount of borrowing outstanding during the period ended December 31, 2006 was $432 at a weighted average interest rate of 5.450%. On December 31, 2006, securities valued at $226 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $168 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	196	$(176)

(h) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	AES Corp. 8.750% due 05/15/2013	Sell	1.500%	12/20/2007	$1,000	$12
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	1,000	8
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011	7,200	(161)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	0.820%	12/20/2007	1,500	11
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.700%	6/20/2007	2,000	3
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	1,000	23
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%	12/20/2008	2,000	7
Credit Suisse First Boston	Goodyear Tire & Rubber Co. 7.857% due 08/15/2011	Buy	(2.340%)	12/20/2009	500	(6)
Credit Suisse First Boston	Directv Holdings LLC 8.375% due 03/15/2013	Buy	(1.680%)	12/20/2011	500	0
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011	5,800	(126)
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	0.750%	12/20/2007	1,000	2
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/2012	Sell	1.100%	12/20/2007	1,000	9
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	1,600	53
JPMorgan Chase & Co.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.300%	12/20/2007	1,000	11
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011	1,000	(14)
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	6/20/2007	800	3

						$(165)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	1/1/2013	12/8/2000	$1,949	$1,923	0.37%

(j) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	13,441	01/2007	$44	$(63)	$(19)
Buy	JPY	46,000	02/2007	0	(5)	(5)

				$44	$(68)	$(24)

See accompanying notes

Schedule of Investments

International Portfolio

December 31, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
AUSTRALIA 0.1%
Medallion Trust
5.602% due 07/12/2031		$1,526	$1,528

Total Australia (Cost $1,526)			1,528

CANADA 1.2%
Province of Quebec Canada
5.000% due 12/01/2038	CAD	38,300	34,489

Total Canada (Cost $34,893)			34,489

CAYMAN ISLANDS 0.0%
SHL Corp. Ltd.
1.128% due 12/25/2024	JPY	28,285	240

Total Cayman Islands (Cost $256)			240

CROATIA 0.0%
Croatia Government International Bond
6.375% due 07/31/2010		$1,091	1,098

Total Croatia (Cost $1,083)			1,098

FRANCE 9.0%
Axa S.A.
3.750% due 01/01/2017	EUR	1,357	2,592
France Government Bond
2.250% due 03/12/2007		190,149	250,338

Total France (Cost $243,476)			252,930

GERMANY 17.2%
Republic of Germany
2.500% due 03/23/2007	EUR	24,820	32,678
4.000% due 02/16/2007		92,770	122,501
4.250% due 01/04/2014		1,000	1,344
4.250% due 07/04/2014		500	672
6.000% due 01/04/2007		250,000	329,980

Total Germany (Cost $465,742)			487,175

JERSEY, CHANNEL ISLANDS 0.7%
Haus Ltd.
3.925% due 12/10/2037	EUR	9,667	12,765
Lloyds TSB Capital
7.375% due 02/07/2049		5,250	7,813

Total Jersey, Channel Islands (Cost $13,904)			20,578

MEXICO 0.0%
Mexico Government International Bond
8.300% due 08/15/2031		$900	1,153

Total Mexico (Cost $836)			1,153

NETHERLANDS 1.3%
Netherlands Government Bond
5.750% due 02/15/2007	EUR	27,600	36,516

Total Netherlands (Cost $36,439)			36,516

NEW ZEALAND 0.1%
New Zealand Government Bond
4.500% due 02/15/2016	NZD	3,523	3,409

Total New Zealand (Cost $1,772)			3,409

SPAIN 0.1%
Hipotebansa Mortgage Securitization Fund
3.672% due 07/18/2022	EUR	3,086	4,074

Total Spain (Cost $2,801)			4,074

SUPRANATIONAL 0.2%
European Investment Bank
5.500% due 12/07/2009	GBP	2,300	4,510

Total Supranational (Cost $3,293)			4,510

TUNISIA 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		$500	544
7.500% due 08/06/2009	EUR	1,800	2,565

Total Tunisia (Cost $2,330)			3,109

UNITED KINGDOM 0.3%
Bauhaus Securities Ltd.
3.868% due 10/30/2052	EUR	6,753	8,937

Total United Kingdom (Cost $5,752)			8,937

UNITED STATES 1.0%
Asset-Backed Securities 0.0%
Advanta Mortgage Loan Trust
5.725% due 11/25/2029		$27	28

Corporate Bonds & Notes 0.0%
Kroger Co.
5.500% due 02/01/2013		100	99

Mortgage-Backed Securities 0.0%
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		172	172
MLCC Mortgage Investors, Inc.
5.730% due 03/15/2025		28	28

			200

U.S. Government Agencies 0.6%
Fannie Mae
5.500% due 01/01/2037		2,500	2,471
6.000% due 12/01/2033		12	12
6.500% due 05/01/2028 - 07/01/2029		485	498
7.000% due 09/25/2023		145	151
8.800% due 01/25/2019		209	223
Freddie Mac
6.500% due 07/15/2028		3,206	3,274
Government National Mortgage Association
5.125% due 11/20/2022 - 11/20/2024		1,330	1,349
5.375% due 03/20/2022 - 06/20/2030		4,073	4,120
5.750% due 08/20/2022 - 09/20/2026		813	823
7.500% due 09/15/2025 - 11/15/2030		3,397	3,549
8.500% due 07/15/2008 - 07/15/2030		42	45

			16,515

U.S. Treasury Obligations 0.4%
U.S. Treasury Bonds
6.000% due 02/15/2026		1,400	1,588
U.S. Treasury Notes
3.875% due 09/15/2010		8,760	8,518

			10,106

Total United States (Cost $26,453)			26,948

SHORT-TERM INSTRUMENTS 64.0%
Certificates of Deposit 1.4%
Citibank New York N.A.
5.325% due 02/09/2007		40,000	40,000

Commercial Paper 41.8%
Abbey National N.A. LLC
5.200% due 04/02/2007		78,800	77,723
Bank of America Corp.
5.200% due 04/02/2007		500	493
5.200% due 04/27/2007		1,100	1,081
5.225% due 03/01/2007		56,200	55,735
5.230% due 03/09/2007		800	792
5.230% due 03/20/2007		1,300	1,285
5.250% due 01/12/2007		29,100	29,062
Bank of Ireland
5.225% due 03/29/2007		6,100	6,020
5.260% due 03/15/2007		78,310	77,443
Barclays U.S. Funding Corp.
5.250% due 01/12/2007		76,600	76,499
5.250% due 01/17/2007		7,800	7,784
5.260% due 03/26/2007		1,900	1,876
BNP Paribas Finance
5.240% due 01/19/2007		13,600	13,568
5.300% due 01/02/2007		71,200	71,200
Citigroup Funding, Inc.
5.250% due 02/14/2007		5,000	4,969
Danske Corp.
5.225% due 03/12/2007		24,300	24,041
5.260% due 01/04/2007		1,500	1,500
Dexia Delaware LLC
5.240% due 01/18/2007		6,500	6,486
Fortis Funding LLC
5.265% due 01/02/2007		59,900	59,900
5.320% due 01/03/2007		25,500	25,500
HBOS Treasury Services PLC
5.245% due 03/19/2007		111,600	110,300
5.250% due 03/15/2007		25,600	25,317
ING U.S. Funding LLC
5.210% due 04/19/2007		2,900	2,853
Nordea N.A., Inc.
5.280% due 02/02/2007		22,500	22,401
Rabobank USA Financial Corp.
5.280% due 01/02/2007		77,700	77,700
Skandinaviska Enskilda Banken AB
5.220% due 03/06/2007		80,000	79,218
Societe Generale NY
5.200% due 04/02/2007		6,200	6,115
5.230% due 02/09/2007		10,800	10,742
5.270% due 01/02/2007		67,900	67,900
Spintab AB
5.250% due 01/04/2007		400	400
5.300% due 01/31/2007		100	100
Stadshypoket Delaware, Inc.
5.255% due 01/30/2007		500	498
Statens Bostadsfin Bank
5.255% due 01/29/2007		2,800	2,789
Svenska Handelsbanken, Inc.
5.230% due 03/12/2007		7,600	7,519
5.250% due 01/26/2007		72,475	72,232
UBS Finance Delaware LLC
5.205% due 01/26/2007		500	498
5.245% due 01/08/2007		78,100	78,043
5.250% due 01/11/2007		9,000	8,990
5.270% due 01/05/2007		600	600
Westpac Capital Corp.
5.245% due 02/08/2007		12,600	12,534
5.250% due 01/18/2007		8,200	8,182
Westpac Trust Securities NZ Ltd.
5.330% due 01/18/2007		44,200	44,102

			1,181,990

Repurchase Agreements 7.3%
Credit Suisse Securities (USA) LLC
4.800% due 01/02/2007		6,600	6,600
(Dated 12/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $6,784. Repurchase proceeds are $6,604.)
UBS Securities LLC
4.800% due 01/02/2007		200,000	200,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $204,277. Repurchase proceeds are $200,107.)

			206,600

Tri-Party Repurchase Agreements 0.0%
State Street Bank and Trust Co.
4.900% due 01/02/2007		586	586
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $602. Repurchase proceeds are $586.)

Belgium Treasury Bills 1.1%
3.315% due 01/11/2007		EUR 23,000	30,339

Finland Treasury Bills 1.2%
3.476% due 02/13/2007		26,500	34,843

France Treasury Bills 0.1%
3.294% due 04/26/2007		1,660	2,167

Netherlands Treasury Bills 2.2%
3.440% due 02/28/2007		47,950	62,958

Spain Treasury Bills 6.5%
3.219% due 02/23/2007		140,000	183,993

U.S. Treasury Bills 2.4%
4.801% due 03/01/2007 - 03/15/2007 (a)(b)(d)		$67,985	67,241

Total Short-Term Instruments (Cost $1,801,497)			1,810,717

Purchased Options (f) 0.0% (Cost $2,477)			406
Total Investments (c) 95.3% (Cost $2,644,530)			$2,697,817
Written Options (g) (0.0%) (Premiums $2,476)			(710)
Other Assets and Liabilities (Net) 4.7%			132,842

Net Assets 100.0%			$2,829,949

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $46,235 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(c) As of December 31, 2006, portfolio securities with an aggregate value of $7,613 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $15,314 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	848	$(564)
90-Day Euribor June Futures	Long	06/2007	594	(219)
90-Day Euribor June Futures	Long	06/2008	848	(601)
90-Day Euribor March Futures	Long	03/2008	1,696	(1,225)
90-Day Euribor September Futures	Long	09/2007	13,794	(12,009)
Euro-Bobl 5-Year Note March Futures Put Options Strike @ EUR 105.250	Long	03/2007	1,500	0
Euro-Bund 10-Year Note March Futures Call Options Strike @ 120.000	Short	03/2007	1,165	291
Euro-Bund 10-Year Note March Futures Put Options Strike @ 114.500	Short	03/2007	541	(3)
Euro-Bund 10-Year Note March Futures Put Options Strike @ 115.000	Short	03/2007	541	(3)
Euro-Bund 10-Year Note March Futures Put Options Strike @ 116.000	Short	03/2007	1,165	(812)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	749	(283)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	824	(294)
U.S. Treasury 5-Year Note March Futures	Long	03/2007	115	(57)

				$(15,779)

(e) Swap agreements outstanding on December 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	6/20/2009	AUD	114,000	$(303)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027	CAD	13,700	(219)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	6/15/2027		16,600	(257)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	12/15/2014	EUR	6,500	43
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	12/15/2014		6,500	(126)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/15/2009	GBP	300,000	(4,228)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		382,000	(15,965)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		151,100	2,462
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		574,100	(16,017)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		21,600	412
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	6/20/2008		12,900	(75)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,000	250
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	9/15/2010		324,000	(13,541)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		123,000	2,153
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		25,200	815
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		36,000	621
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		16,000	302
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		14,900	176
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	3.000%	12/15/2035	JPY	7,000,000	690
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		17,080,000	(236)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		5,650,000	(280)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	3.000%	12/15/2035		10,000,000	1,900
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	3.000%	12/15/2035		9,809,000	2,049
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Pay	3.000%	12/15/2035		5,000,000	629
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Pay	3.000%	12/15/2035		5,000,000	961
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		4,500,000	(21)
Morgan Stanley	6-Month JPY-LIBOR	Pay	3.000%	12/15/2035		937,000	156
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2037		$510,000	(10,714)

							$(48,363)

(f) Purchased options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007	GBP	157,100	$727	$131
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	6/15/2007		103,500	590	86
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.058%	6/15/2007		256,000	1,160	189

								$2,477	$406

(g) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP	44,900	$727	$216
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		29,600	591	143
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		73,000	1,158	351

								$2,476	$710

(h) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	798	01/2007	$5	$0	$5
Buy	CAD	6,915	01/2007	0	(114)	(114)
Sell		45,773	01/2007	406	0	406
Buy	EUR	540,000	01/2007	4,892	0	4,892
Sell		1,339,874	01/2007	12,481	(3,846)	8,635
Buy	GBP	2,518	01/2007	24	(7)	17
Sell		2,780	01/2007	12	(13)	(1)
Buy	JPY	43,197,030	01/2007	0	(4,733)	(4,733)
Sell		16,571,126	01/2007	1,761	0	1,761
Buy		74,121,986	02/2007	0	(8,489)	(8,489)
Sell		29,871,095	02/2007	7,421	0	7,421
Sell	NZD	3,401	01/2007	0	(125)	(125)

				$27,002	$(17,327)	$9,675

See accompanying notes

Schedule of Investments

Investment Grade Corporate Portfolio

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 95.2%
Banking & Finance 34.2%
ABX Financing Co.
6.350% due 10/15/2036	$4,050	$4,044
AFLAC, Inc.
6.500% due 04/15/2009	1,000	1,025
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	2,400	2,420
American International Group, Inc.
2.875% due 05/15/2008	1,000	968
5.365% due 06/23/2008	1,000	1,001
6.250% due 05/01/2036	5,000	5,331
Anadarko Finance Co.
6.750% due 05/01/2011	2,700	2,833
Archstone-Smith Trust
7.900% due 02/15/2016	75	83
AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	156
Bank of America Corp.
4.750% due 08/01/2015	2,400	2,308
5.640% due 10/14/2016	5,000	5,032
Barclays Bank PLC
6.860% due 09/29/2049	360	392
Barnett Capital II
7.950% due 12/01/2026	750	781
BNP Paribas
5.186% due 06/29/2049	16,000	15,376
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	6,872
CIT Group, Inc.
5.435% due 12/19/2007	500	501
5.500% due 11/30/2007	860	862
5.595% due 09/20/2007	3,535	3,542
Citigroup Capital II
7.750% due 12/01/2036	750	775
Citigroup, Inc.
6.125% due 08/25/2036	13,900	14,524
CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,011
6.000% due 08/15/2011	2,000	2,035
Commonwealth Bank of Australia
6.024% due 03/29/2049	8,015	8,123
Countrywide Financial Corp.
6.250% due 05/15/2016	4,000	4,084
Ford Motor Credit Co.
4.950% due 01/15/2008	4,900	4,818
6.192% due 09/28/2007	3,000	2,997
6.315% due 03/21/2007	1,800	1,800
General Motors Acceptance Corp.
4.900% due 07/15/2008	50	48
6.225% due 03/20/2007	4,000	4,000
6.750% due 12/01/2014	100	103
6.875% due 08/28/2012	100	103
8.000% due 11/01/2031	120	138
Goldman Sachs Group, Inc.
5.455% due 12/22/2008	2,000	2,003
5.704% due 07/23/2009	2,000	2,014
HBOS Capital Funding LP
6.071% due 06/29/2049	13,100	13,303
HBOS PLC
5.375% due 11/29/2049	3,600	3,550
5.920% due 09/29/2049	13,000	12,774
HSBC Capital Funding LP
4.610% due 12/29/2049	11,850	11,066
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	18,150	18,271
HSBC Finance Corp.
4.125% due 12/15/2008	14,450	14,170
5.799% due 06/01/2016	2,000	2,026
HSBC Holdings PLC
6.500% due 05/02/2036	13,500	14,572
International Lease Finance Corp.
5.250% due 01/10/2013	5,000	4,956
JPMorgan Chase & Co.
5.750% due 01/02/2013	5,000	5,095
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	1,900	1,968
Kaupthing Bank Hf
5.750% due 10/04/2011	3,200	3,200
6.125% due 10/04/2016	2,000	2,021
KFW International Finance
5.750% due 01/15/2008	70	70
Landsbanki Islands Hf
6.070% due 08/25/2009	2,000	2,016
Lehman Brothers Holdings, Inc.
5.750% due 01/03/2017	1,500	1,522
Loews Corp.
5.250% due 03/15/2016	2,000	1,952
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	2,000	1,967
MBNA America Bank N.A.
7.125% due 11/15/2012	1,300	1,418
MBNA Capital B
6.171% due 02/01/2027	2,000	1,998
Merrill Lynch & Co., Inc.
5.395% due 12/22/2008	1,000	1,000
Metropolitan Life Global Funding I
4.625% due 08/19/2010	2,000	1,958
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,511
Mizuho JGB Investment LLC
9.870% due 12/29/2049	3,400	3,604
Morgan Stanley
4.750% due 04/01/2014	5,000	4,788
5.824% due 10/18/2016	7,000	7,052
5.854% due 10/15/2015	2,000	2,022
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	922
Rabobank Capital Funding II
5.260% due 12/29/2049	7,000	6,855
Rabobank Capital Funding Trust
5.254% due 12/29/2049	16,000	15,455
RBS Capital Trust III
5.512% due 09/29/2049	25,400	25,144
Resona Bank Ltd.
5.850% due 09/29/2049	6,900	6,749
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	9,170	10,166
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,000	4,896
Tiers Trust
8.125% due 09/15/2017	732	811
UBS Preferred Funding Trust V
6.243% due 05/29/2049	25,800	26,763
UFJ Finance Aruba AEC
6.750% due 07/15/2013	24,882	26,588
USB Capital IX
6.189% due 04/15/2049	12,100	12,369
Wachovia Capital Trust III
5.800% due 03/15/2042	6,400	6,459
Wachovia Corp.
5.426% due 10/28/2008	1,000	1,002
Washington Mutual, Inc.
5.250% due 09/15/2017	4,550	4,396
Wells Fargo Capital X
5.950% due 12/15/2086	6,500	6,392
Westfield Group
5.700% due 10/01/2016	2,000	2,011
Wilmington Trust Corp.
10.500% due 07/01/2008 (i)	88	87
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	5,900	5,894

		405,912

Industrials 42.2%
Albertson’s, Inc.
8.000% due 05/01/2031	5,000	5,097
Anadarko Petroleum Corp.
5.950% due 09/15/2016	3,100	3,112
6.450% due 09/15/2036	3,100	3,143
AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,404
6.500% due 07/15/2008	2,000	2,024
Avon Products, Inc.
5.125% due 01/15/2011	3,000	2,974
Barrick Gold Corp.
5.800% due 11/15/2034	5,000	4,661
Boston Scientific Corp.
5.450% due 06/15/2014	1,300	1,250
6.000% due 06/15/2011	2,500	2,526
Cardinal Health, Inc.
5.640% due 10/02/2009	2,600	2,603
CBS Corp.
5.625% due 08/15/2012	10,000	9,876
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	350	454
Comcast Corp.
5.300% due 01/15/2014	7,000	6,866
5.900% due 03/15/2016	2,900	2,913
7.050% due 03/15/2033	5,000	5,363
Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	15,395
7.056% due 09/15/2009	5,000	5,141
Cox Communications, Inc.
5.910% due 12/14/2007	2,700	2,712
7.125% due 10/01/2012	5,100	5,443
7.750% due 11/01/2010	100	108
CVS Corp.
5.750% due 08/15/2011	2,000	2,026
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	70	70
DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	440	431
5.750% due 09/08/2011	2,000	1,997
8.000% due 06/15/2010	270	290
Devon Energy Corp.
7.950% due 04/15/2032	1,800	2,198
Duke Energy Field Services LLC
5.375% due 10/15/2015	2,000	1,934
El Paso Corp.
6.750% due 05/15/2009	6,400	6,568
6.950% due 06/01/2028	8,730	8,730
7.750% due 06/15/2010	18,533	19,691
7.750% due 01/15/2032	30,275	33,303
7.800% due 08/01/2031	63,375	69,554
8.050% due 10/15/2030	11,200	12,488
Enbridge Energy Partners LP
5.875% due 12/15/2016	3,600	3,571
Energy Transfer Partners LP
6.625% due 10/15/2036	1,900	1,963
Fund American Cos., Inc.
5.875% due 05/15/2013	2,500	2,488
Gannett Co., Inc.
5.750% due 06/01/2011	4,000	4,030
Hewlett-Packard Co.
5.496% due 05/22/2009	1,800	1,804
Hilton Hotels Corp.
7.625% due 05/15/2008	220	227
HJ Heinz Co.
6.428% due 12/01/2008	2,150	2,189
HJ Heinz Finance Co.
6.000% due 03/15/2012	3,000	3,050
Humana, Inc.
6.450% due 06/01/2016	5,000	5,147
Johnson Controls, Inc.
5.250% due 01/15/2011	2,000	1,986
5.500% due 01/15/2016	2,000	1,965
Kern River Funding Corp.
4.893% due 04/30/2018	13,944	13,566
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	5,000	5,314
7.300% due 08/15/2033	5,500	5,983
Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,023
Kroger Co.
5.500% due 02/01/2013	3,000	2,971
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (i)	239	238
Mazda Motor Corp.
10.500% due 07/01/2008 (i)	36	36
News America Holdings, Inc.
9.250% due 02/01/2013	4,800	5,639
Norfolk Southern Corp.
5.640% due 05/17/2029	77	75
7.800% due 05/15/2027	3	4
Omnicom Group, Inc.
5.900% due 04/15/2016	3,800	3,847
Oracle Corp.
5.000% due 01/15/2011	2,400	2,378
5.603% due 01/13/2009	850	852
Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,750
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	888	892
Pemex Project Funding Master Trust
7.375% due 12/15/2014	29,920	33,017
7.875% due 02/01/2009	32,550	34,194
8.500% due 02/15/2008	1,800	1,856
9.250% due 03/30/2018	5,900	7,455
9.375% due 12/02/2008	11,825	12,682
Pioneer Natural Resources Co.
5.875% due 07/15/2016	1,000	927
Plains All American Pipeline LP
6.650% due 01/15/2037	1,700	1,732
Plum Creek Timberlands LP
5.875% due 11/15/2015	2,500	2,461
RadioShack Corp.
7.375% due 05/15/2011	1,900	1,931
Raytheon Co.
6.150% due 11/01/2008	148	150
Rowan Cos., Inc.
5.880% due 03/15/2012	1,601	1,625
Sealed Air Corp.
6.950% due 05/15/2009	1,500	1,547
Sonat, Inc.
6.750% due 10/01/2007	3,940	3,989
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	2,700	2,855
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	3,022	3,166
7.156% due 12/15/2011	1,079	1,116
Temple-Inland, Inc.
6.750% due 03/01/2009	2,500	2,562
Time Warner, Inc.
7.700% due 05/01/2032	5,000	5,658
United Airlines, Inc.
6.071% due 09/01/2014	2,185	2,197
6.602% due 03/01/2015	2,826	2,866
8.390% due 01/21/2011 (a)	2,438	244
10.020% due 03/22/2014 (a)	925	435
10.125% due 03/22/2015 (a)	2,199	1,044
10.850% due 02/19/2015 (a)	1,000	455
United Technologies Corp.
5.439% due 06/01/2009	1,800	1,803
United Telecom, Inc.
6.890% due 07/01/2008 (i)	1,000	998
Univision Communications, Inc.
7.850% due 07/15/2011	5,517	5,564
USX Corp.
6.850% due 03/01/2008	1,520	1,544
Valero Energy Corp.
8.750% due 06/15/2030	15,175	19,200
Viacom, Inc.
5.711% due 06/16/2009	3,000	3,007
5.750% due 04/30/2011	3,000	3,004
Walt Disney Co.
5.453% due 09/10/2009	2,100	2,104
Waste Management, Inc.
7.375% due 08/01/2010	90	96
Wyeth
5.500% due 03/15/2013	2,500	2,519
XTO Energy, Inc.
4.900% due 02/01/2014	5,000	4,773
6.100% due 04/01/2036	5,000	4,896
Yum! Brands, Inc.
6.250% due 04/15/2016	2,500	2,566
7.650% due 05/15/2008	3,000	3,085

		499,656

Utilities 18.8%
AT&T Corp.
7.300% due 11/15/2011	6,000	6,503
Beaver Valley II Funding
8.625% due 06/01/2007	137	138
9.000% due 06/01/2017	1,488	1,674
BVPS II Funding Corp.
8.330% due 12/01/2007	1,284	1,287
8.890% due 06/01/2017	1,500	1,713
Carolina Power & Light Co.
6.800% due 08/15/2007	156	157
CenturyTel, Inc.
8.375% due 10/15/2010	2,100	2,282
Cincinnati Gas & Electric
6.900% due 06/01/2025	2,821	3,072
Cingular Wireless LLC
6.500% due 12/15/2011	450	472
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
7.430% due 11/01/2009	11,500	12,079
Consumers Energy Co.
5.000% due 02/15/2012	1,900	1,856
5.000% due 03/15/2015	300	288
5.375% due 04/15/2013	600	595
5.500% due 08/15/2016	2,250	2,213
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	2,500	2,709
Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	2,899
5.600% due 11/15/2016	1,800	1,789
Duke Energy Corp.
6.450% due 10/15/2032	15,000	16,105
El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,681
Embarq Corp.
7.995% due 06/01/2036	5,000	5,218
Energy East Corp.
6.750% due 07/15/2036	1,300	1,376
Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	8,905
Entergy Gulf States, Inc.
3.600% due 06/01/2008	9,400	9,155
Entergy Louisiana LLC
4.670% due 06/01/2010	400	387
Entergy Mississippi, Inc.
4.350% due 04/01/2008	1,600	1,600
Exelon Corp.
6.750% due 05/01/2011	3,000	3,136
FirstEnergy Corp.
6.450% due 11/15/2011	5,000	5,219
Florida Power Corp.
5.774% due 11/14/2008	2,300	2,306
France Telecom S.A.
7.750% due 03/01/2011	4,532	4,941
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	3,000	3,034
7.520% due 09/15/2008	350	362
New Cingular Wireless Services, Inc.
7.500% due 05/01/2007	1,000	1,006
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	70	73
Ohio Edison Co.
6.875% due 07/15/2036	3,000	3,277
Ohio Power Co.
6.375% due 07/15/2033	5,500	5,366
PNPP II Funding Corp.
9.120% due 05/30/2016	1,500	1,694
Potomac Electric Power
6.250% due 10/15/2007	960	965
PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300	3,212
PPL Energy Supply LLC
6.200% due 05/15/2016	5,000	5,149
Progress Energy, Inc.
7.100% due 03/01/2011	188	200
7.750% due 03/01/2031	16,450	19,832
PSEG Power LLC
3.750% due 04/01/2009	2,500	2,416
8.625% due 04/15/2031	12,000	15,373
Qwest Capital Funding, Inc.
6.500% due 11/15/2018	3,000	2,820
7.250% due 02/15/2011	13,650	14,008
Qwest Corp.
6.875% due 09/15/2033	9,880	9,485
8.875% due 03/15/2012	6,000	6,712
System Energy Resources, Inc.
5.129% due 01/15/2014	2,700	2,640
Telecom Italia Capital S.A.
5.250% due 10/01/2015	9,850	9,217
7.200% due 07/18/2036	200	210
Telefonica Emisones SAU
5.984% due 06/20/2011	3,500	3,566
Verizon Communications, Inc.
5.350% due 02/15/2011	5,000	5,013
Vodafone Group PLC
5.424% due 06/29/2007	1,400	1,400
Xcel Energy, Inc.
6.500% due 07/01/2036	1,200	1,272
		223,061

Total Corporate Bonds & Notes (Cost $1,093,050)		1,128,629

CONVERTIBLE BONDS & NOTES 0.3%
ERP Operating LP
3.850% due 08/15/2026	3,800	3,919

Total Convertible Bonds & Notes (Cost $3,839)		3,919

U.S. GOVERNMENT AGENCIES 0.0%
Government National Mortgage Association
8.500% due 07/15/2030 - 08/15/2030	109	118

Total U.S. Government Agencies (Cost $113)		118

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (e)	637	636

Total U.S. Treasury Obligations (Cost $647)		636

MORTGAGE-BACKED SECURITIES 0.2%
Denver Arena Trust
6.940% due 11/15/2019	1,991	2,023

Total Mortgage-Backed Securities (Cost $1,786)		2,023

ASSET-BACKED SECURITIES 0.0%
IXIS Real Estate Capital Trust
5.460% due 12/25/2035	110	110

Total Asset-Backed Securities (Cost $110)		110

Common Stocks 0.2%
Devon Energy Corp.	33,898	2,274
Total Common Stocks (Cost $863)		2,274
PREFERRED STOCKS 0.5%
Goldman Sachs Group, Inc.
6.124% due 12/31/2049	200,000	5,260
Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	266

Total Preferred Stocks (Cost $5,231)		5,526

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 1.6%
Commercial Paper 1.5%
Abbey National N.A. LLC
5.225% due 03/07/2007	$2,500	2,475
Rabobank USA Financial Corp.
5.280% due 01/02/2007	3,800	3,800
UBS Finance Delaware LLC
5.225% due 03/08/2007	9,400	9,306
Viacom, Inc.
5.620% due 05/29/2007	2,200	2,200

		17,781

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 01/02/2007	1,373	1,373
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $1,404. Repurchase proceeds are $1,374.)
U.S. Treasury Bills 0.0%
4.858% due 03/01/2007 - 03/15/2007 (b)(e)	135	134

Total Short-Term Instruments (Cost $19,297)		19,288

Purchased Options (g) 0.0% (Cost $84)		103
Total Investments (d) 98.1% (Cost $1,125,020)		$1,162,626
Written Options (h) (0.0%) (Premiums $80)		(121)
Other Assets and Liabilities (Net) 1.9%		22,802

Net Assets 100.0%		$1,185,307

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) As of December 31, 2006, portfolio securities with an aggregate value of $4,539 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $770 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation	)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	81	$(76)

(f) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%)	6/20/2008	$3,200	$1
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.290%)	6/20/2011	2,100	35
Bank of America	Sprint Capital Corp. 8.375% due 03/15/2012	Sell	0.316%	6/20/2011	24,000	(79)
Bank of America	Dow Jones CDX N.A. IG7 Index	Sell	0.400%	12/20/2011	10,000	2
Bank of America	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.455%)	3/20/2016	3,000	(20)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	18,000	(2)
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%)	6/20/2009	1,600	(2)
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.285%)	9/20/2011	2,000	(2)
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%)	9/20/2011	2,000	(5)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%)	3/20/2007	4,960	0
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	6/20/2007	2,000	40
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	6/20/2007	1,600	35
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	9/20/2009	7,000	65
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%)	6/20/2010	2,100	1
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%)	3/20/2011	2,000	(2)
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	6/20/2011	3,000	4
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011	2,000	(2)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%)	3/20/2014	2,000	0
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%)	3/20/2016	2,000	4
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	3/20/2016	2,000	(8)
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	6/20/2016	4,000	39
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	6/20/2016	2,000	(10)
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%	3/20/2011	2,800	13
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%)	6/20/2011	1,900	(3)
BNP Paribas Bank	Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%)	3/20/2017	2,200	(6)
Citibank N.A.	AutoZone, Inc. 6.500% due 07/15/2008	Buy	(0.160%)	9/20/2008	2,100	(4)
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%)	6/20/2009	2,000	(2)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	3/20/2010	7,341	80
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%)	12/20/2014	2,000	1
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	6/20/2015	3,900	89
Credit Suisse First Boston	EnCana Corp. 4.750% due 10/15/2013	Sell	0.320%	3/20/2010	2,000	10
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%	3/20/2010	1,800	9
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%)	3/20/2011	3,000	1
Credit Suisse First Boston	CVS Corp. 5.750% due 08/15/2011	Buy	(0.250%)	9/20/2011	2,000	(1)
Credit Suisse First Boston	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.950%)	3/20/2017	2,200	1
Deutsche Bank AG	Kaupthing Bank Hf 5.750% due 10/04/2011	Buy	(0.530%)	12/20/2011	3,200	(6)
Deutsche Bank AG	Kaupthing Bank Hf 6.125% due 10/04/2016	Buy	(0.600%)	12/20/2016	2,000	(2)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	3/20/2008	1,600	1
Goldman Sachs & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.210%	3/20/2010	5,000	18
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%)	3/20/2013	5,000	(10)
Goldman Sachs & Co.	Washington Mutual, Inc. 4.000% due 01/15/2009	Buy	(0.385%)	6/20/2016	4,550	(12)
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.849%)	3/20/2017	1,700	1
Goldman Sachs & Co.	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.859%)	3/20/2017	1,700	0
Goldman Sachs & Co.	Weyerhaeuser Co. 6.75% due 03/15/2012	Buy	(1.018%)	3/20/2017	1,700	(7)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	6/20/2007	1,000	20
HSBC Bank USA	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.570%	9/20/2010	5,000	61
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	6/20/2007	10,000	150
JPMorgan Chase & Co.	Temple-Inland, Inc. 6.750% due 3/1/2009	Buy	(0.280%)	3/20/2009	2,600	(5)
JPMorgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	3/20/2010	6,300	15
JPMorgan Chase & Co.	Halliburton Co. 5.500% due 10/15/2010	Sell	0.290%	3/20/2010	7,000	35
JPMorgan Chase & Co.	Occidental Petroleum Corp. 6.750% due 01/15/2012	Sell	0.250%	3/20/2010	7,000	35
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	6/20/2010	2,000	19
JPMorgan Chase & Co.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.330%	9/20/2010	5,000	21
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%)	6/20/2011	4,150	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%)	3/20/2007	7,341	(3)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	3/20/2010	4,960	54
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%)	12/20/2016	3,000	0
Lehman Brothers, Inc.	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.200%)	3/20/2017	1,700	3
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 5.125% due 05/09/2008	Sell	2.100%	9/20/2008	25,000	646
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.400% due 08/15/2011	Sell	0.280%	3/20/2010	5,000	26
Merrill Lynch & Co., Inc.	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.320%	3/20/2010	5,000	22
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	3/20/2010	5,000	28
Merrill Lynch & Co., Inc.	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.290%)	6/20/2011	3,200	0
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	5,000	2
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	6/20/2007	10,000	150
Morgan Stanley	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.090%	9/20/2010	10,000	313
Morgan Stanley	Marsh & McLennan Cos., Inc. 5.150% due 09/15/2010	Buy	(0.590%)	9/20/2010	10,000	(116)
Morgan Stanley	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%	6/20/2011	10,000	19
Morgan Stanley	Viacom, Inc. 6.250% due 04/30/2016	Sell	0.510%	6/20/2011	8,000	1
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%)	6/20/2011	1,300	(5)
Morgan Stanley	American Electric Power Co., Inc. 5.375% due 03/15/2010	Sell	0.410%	9/20/2011	2,000	19
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Sell	0.400%	12/20/2011	36,900	99
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.560%)	3/20/2013	3,000	(19)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%)	3/20/2013	2,500	(4)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%)	6/20/2016	3,800	(12)
Morgan Stanley	DTE Energy Co. 7.050% due 06/01/2011	Buy	(0.650%)	9/20/2016	2,000	(37)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	22,100	(72)
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%)	3/20/2017	1,700	1
Royal Bank of Scotland Group PLC	Landsbanki Islands Hf floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	9/20/2009	2,000	(3)
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%)	9/20/2011	3,800	9
Royal Bank of Scotland Group PLC	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.380%)	3/20/2012	3,100	(2)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%)	12/20/2015	2,500	(24)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%)	12/20/2015	2,000	6
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	4,000	7
UBS AG	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.290%	6/20/2009	11,000	43
UBS AG	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.420%	9/20/2010	5,000	32
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.760%	9/20/2010	1,600	77
Wachovia Bank N.A.	Ohio Edison Co. 5.450% due 05/01/2015	Sell	0.470%	3/20/2010	10,000	107
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%	6/20/2011	10,000	19

						$2,001

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g) Purchased options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007	$16,200	$84	$103

(h) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007	$6,900	$80	$121

(i) Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Mazda Manufacturing Corp.	10.500%	7/1/2008	3/28/2003	$250	$238	0.02%
Mazda Motor Corp.	10.500%	7/1/2008	3/28/2003	38	36	0.00%
United Telecom, Inc.	6.890%	7/1/2008	6/25/2003	1,038	998	0.08%
Wilmington Trust Corp.	10.500%	7/1/2008	3/28/2003	91	87	0.01%

				$1,417	$1,359	0.11%

See accompanying notes

Schedule of Investments

Mortgage Portfolio

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.0%
CVS Lease Pass-Through
6.036% due 12/10/2028	$2,000	$1,998

Total Corporate Bonds & Notes (Cost $2,000)		1,998

Municipal Bonds & Notes 0.0%
Ennis, Texas Economic Development Corporations Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,536

Total Municipal Bonds & Notes (Cost $934)		1,536

U.S. Government Agencies 137.4%
Fannie Mae
0.000% due 06/25/2008 - 08/25/2022 (c)	122	114
2.996% due 08/01/2008	16,348	16,331
3.730% due 10/01/2016	89	87
4.000% due 02/25/2009	13	13
4.500% due 07/01/2018 - 09/01/2035	706,851	682,269
4.615% due 02/01/2035	4,578	4,516
4.674% due 07/01/2035	1,814	1,795
4.717% due 03/01/2035	1,800	1,779
4.875% due 07/01/2017	5	5
4.876% due 02/01/2026	78	79
5.000% due 06/01/2013 - 01/01/2037	3,909,804	3,815,401
5.000% due 02/01/2036 (i)	1,768,551	1,708,517
5.055% due 04/01/2020	121	124
5.072% due 04/01/2019 - 12/01/2021	140	141
5.125% due 06/01/2017	59	59
5.141% due 05/01/2019	347	351
5.160% due 02/01/2032	3,270	3,292
5.288% due 03/01/2018	16	16
5.337% due 02/01/2015	82	81
5.351% due 02/01/2030	910	923
5.375% due 05/01/2019	15	15
5.427% due 09/01/2017 - 11/01/2020	335	334
5.430% due 07/25/2035	9,680	9,687
5.490% due 04/25/2035	7,124	7,135
5.500% due 05/01/2009 - 01/01/2037	2,675,535	2,650,775
5.500% due 11/01/2032 - 10/01/2035 (g)	226,177	223,724
5.500% due 01/01/2036 (i)	413,408	408,816
5.514% due 09/01/2020	25	25
5.520% due 03/01/2017 - 02/01/2018	26	26
5.527% due 12/01/2017 - 01/01/2029	676	679
5.543% due 06/01/2029	31	32
5.545% due 07/01/2024	23	23
5.552% due 08/01/2029	126	127
5.554% due 04/01/2032	42	43
5.555% due 05/01/2036	57	57
5.556% due 05/01/2036	41	41
5.560% due 05/01/2036	124	125
5.561% due 05/01/2036	6,019	6,070
5.567% due 07/01/2032	82	83
5.570% due 07/25/2032	497	497
5.611% due 02/01/2017	401	402
5.630% due 07/01/2017 - 11/01/2017	16	16
5.632% due 10/01/2016 - 10/01/2031	301	304
5.710% due 02/25/2033	256	256
5.750% due 08/01/2023 - 06/25/2032	2,925	2,931
5.800% due 11/01/2011 - 10/18/2030	2,019	2,069
5.815% due 11/01/2024	5	5
5.850% due 06/25/2030 - 07/25/2034	11,618	11,650
5.875% due 06/01/2017 - 09/18/2027	428	432
5.927% due 11/01/2017	14	14
5.950% due 02/25/2044	115	115
5.957% due 08/01/2042	4,072	4,108
5.958% due 08/01/2042 - 10/01/2044	19,029	19,180
6.000% due 03/25/2017 - 02/01/2037	3,413,136	3,436,230
6.025% due 06/25/2022	2	2
6.158% due 09/01/2040 - 12/01/2040	687	700
6.187% due 06/01/2029	89	90
6.250% due 12/25/2013	1,168	1,183
6.262% due 02/01/2009	15,299	15,281
6.267% due 02/01/2026	27	27
6.275% due 04/25/2021	4	4
6.284% due 08/01/2029	18	18
6.290% due 02/25/2029	1,500	1,586
6.300% due 06/25/2031 - 10/17/2038	5,192	5,530
6.326% due 12/01/2031	33	34
6.350% due 06/25/2020	5,705	5,890
6.370% due 02/25/2013	3,517	3,522
6.390% due 05/25/2036	2,542	2,639
6.410% due 08/01/2016	980	1,036
6.450% due 05/01/2008 - 09/01/2016	6,250	6,481
6.475% due 05/25/2023	129	133
6.500% due 09/25/2008 (b)	6	0
6.500% due 02/25/2009 - 06/17/2038	603,758	615,443
6.505% due 12/01/2026	19	19
6.565% due 03/01/2024 - 04/01/2024	45	46
6.593% due 04/01/2030	63	64
6.609% due 06/01/2023	60	60
6.625% due 12/01/2023	115	118
6.650% due 08/25/2007	118	118
6.663% due 04/01/2030	233	238
6.669% due 11/01/2025	179	182
6.703% due 08/01/2028	1,435	1,557
6.721% due 11/01/2035	6,162	6,309
6.743% due 01/01/2027	164	166
6.825% due 08/01/2009	4,441	4,557
6.850% due 12/18/2027	2,362	2,434
6.866% due 11/01/2031	61	62
6.875% due 02/01/2018	166	168
6.900% due 09/01/2009	1,554	1,599
6.931% due 08/01/2030	65	66
6.937% due 11/01/2025	246	249
6.939% due 05/01/2027	297	301
6.948% due 10/01/2028	105	107
6.980% due 02/01/2027	194	196
7.000% due 04/25/2008 - 07/25/2008 (b)	130	5
7.000% due 01/01/2016 - 09/01/2032	5,973	6,181
7.007% due 11/01/2031	94	95
7.031% due 01/01/2030	245	245
7.046% due 03/01/2025	41	41
7.072% due 06/01/2019	12	12
7.085% due 05/01/2028	15	15
7.105% due 04/01/2030	9	9
7.130% due 02/01/2025	102	103
7.154% due 11/01/2022	12	13
7.169% due 05/01/2029	42	42
7.189% due 05/01/2026	64	65
7.200% due 11/01/2026	123	125
7.250% due 02/01/2009 - 10/01/2011	8	8
7.262% due 03/01/2030	580	583
7.277% due 09/01/2030	28	28
7.305% due 04/01/2022	75	78
7.322% due 09/01/2028	21	21
7.328% due 06/01/2007	146	146
7.381% due 07/01/2024	23	23
7.485% due 12/01/2029	5	5
7.491% due 08/01/2014	8	8
7.500% due 12/01/2012 - 07/25/2041	5,573	5,848
7.580% due 09/01/2023	180	182
7.671% due 05/01/2030	163	165
7.730% due 08/01/2021 - 01/01/2025	2,762	3,086
7.800% due 10/25/2022 - 06/25/2026	412	434
7.970% due 02/01/2024	134	137
8.000% due 02/01/2007 - 08/01/2030	18	19
8.200% due 04/25/2025	1,205	1,236
8.500% due 04/01/2008 - 11/01/2017	317	333
8.750% due 11/25/2019	57	61
8.973% due 06/25/2032	514	539
9.000% due 03/01/2010 - 06/01/2027	405	433
9.000% due 05/25/2022 - 06/25/2022 (b)	61	14
9.500% due 11/01/2010 - 04/01/2025	649	709
10.000% due 04/01/2020	29	32
15.500% due 10/01/2012	2	2
510.000% due 09/25/2019 (b)	1	5
839.670% due 08/25/2020 (b)	0	2
Farmer Mac
6.770% due 01/25/2013	2,404	2,422
8.412% due 04/25/2030	1,263	1,267
Federal Home Loan Bank
0.000% due 02/27/2012	1,900	1,761
Federal Housing Administration
6.875% due 12/01/2016	305	306
6.896% due 07/01/2020	408	409
7.400% due 02/01/2021	637	642
7.430% due 07/01/2018 - 07/01/2024	7,446	7,501
Freddie Mac
0.000% due 01/15/2009 (c)	45	43
2.675% due 12/15/2023 (b)	129	2
3.500% due 12/15/2022 - 07/15/2032	284	270
4.353% due 03/01/2033	283	281
4.500% due 04/15/2013 - 04/01/2020	2,054	2,036
5.000% due 01/15/2016 - 01/01/2037	1,349,907	1,306,277
5.250% due 12/01/2018	4	4
5.375% due 07/01/2019	73	73
5.449% due 07/01/2030	461	463
5.500% due 11/01/2028 - 01/01/2037	249,871	247,386
5.530% due 07/01/2019	13	13
5.550% due 03/15/2031	706	708
5.590% due 07/25/2031	29	29
5.600% due 05/25/2031	544	544
5.625% due 07/01/2018	57	57
5.630% due 09/25/2031	72	73
5.632% due 05/01/2017 - 09/01/2018	425	427
5.677% due 08/15/2032	2,158	2,160
5.700% due 12/15/2029	322	323
5.710% due 03/01/2032	218	220
5.777% due 08/01/2018	98	98
5.800% due 11/15/2030 - 12/15/2031	227	228
5.825% due 03/15/2024 - 09/15/2026	717	721
5.850% due 02/15/2028 - 03/15/2032	296	298
5.875% due 01/01/2017 - 05/15/2023	42	42
5.900% due 03/15/2032	11	11
5.950% due 09/01/2027	27	27
5.977% due 11/01/2028	42	43
5.981% due 01/01/2028	173	174
6.000% due 03/01/2017 - 01/01/2037	387,161	390,068
6.083% due 03/01/2029	219	221
6.116% due 07/01/2019	241	241
6.125% due 09/01/2018	18	19
6.126% due 12/01/2026	38	39
6.158% due 07/25/2044	53,215	53,501
6.250% due 12/15/2028	2,297	2,335
6.257% due 11/01/2031	10	10
6.276% due 05/01/2032	1,082	1,114
6.300% due 04/15/2031	12,323	12,558
6.499% due 10/01/2024	127	130
6.500% due 08/15/2008 - 12/01/2036	268,601	273,626
6.500% due 10/15/2013 (b)	112	8
6.518% due 09/01/2027	96	96
6.540% due 10/01/2023	1,790	1,804
6.550% due 07/15/2027	3,619	3,738
6.561% due 10/01/2027	50	51
6.587% due 03/01/2027	58	60
6.588% due 11/01/2027	444	452
6.593% due 09/01/2028	69	70
6.607% due 11/01/2027	189	193
6.625% due 04/01/2018 - 05/01/2023	59	60
6.631% due 06/01/2024	56	57
6.633% due 05/01/2032	320	326
6.650% due 08/01/2027	29	30
6.694% due 04/01/2031	14	15
6.742% due 02/01/2029	588	600
6.774% due 02/01/2031	37	39
6.797% due 10/01/2018	21	21
6.813% due 12/01/2029	736	754
6.817% due 11/01/2029	3,095	3,193
6.841% due 06/01/2022	65	66
6.855% due 06/01/2022	11	12
6.867% due 07/01/2028	1,291	1,313
6.910% due 08/01/2030	32	33
6.937% due 10/01/2023	117	118
7.000% due 01/15/2008 - 12/01/2032	2,410	2,463
7.000% due 07/15/2008 - 10/25/2023 (b)	98	18
7.031% due 08/01/2029	151	153
7.075% due 07/01/2029 - 05/01/2032	2,027	2,027
7.078% due 07/01/2027	160	164
7.100% due 05/01/2032	56	57
7.136% due 01/01/2029	14	14
7.206% due 09/01/2026	461	470
7.209% due 07/01/2030	4	4
7.210% due 04/01/2025	42	42
7.231% due 08/01/2031	23	23
7.250% due 08/01/2031	3	4
7.274% due 10/01/2024	185	185
7.325% due 05/01/2019	17	17
7.375% due 02/01/2027	342	343
7.428% due 09/01/2024	50	51
7.500% due 01/01/2008 - 06/01/2031	1,766	1,810
7.500% due 08/15/2029 (b)	39	8
7.645% due 05/01/2025	1,338	1,452
8.000% due 05/01/2008 - 09/01/2030	137	143
8.250% due 06/01/2008 - 12/01/2008	9	9
8.500% due 12/01/2008 - 08/01/2027	496	505
9.000% due 12/15/2020 - 02/15/2021	600	604
9.050% due 06/15/2019	109	109
9.500% due 12/15/2020 - 06/01/2021	499	503
10.750% due 09/01/2009 - 05/01/2010	1	1
Government National Mortgage Association
3.250% due 07/16/2026	2,558	2,502
4.000% due 07/16/2026	2,558	2,522
4.750% due 02/20/2032	304	304
4.875% due 11/20/2031	4,702	4,697
5.000% due 10/20/2028 - 12/20/2032	26,901	26,991
5.125% due 10/20/2018 - 01/20/2030	10,344	10,489
5.250% due 01/20/2028 - 03/20/2030	1,509	1,514
5.375% due 04/20/2017 - 05/20/2032	43,379	43,816
5.500% due 08/20/2027 - 07/15/2036	837,350	834,105
5.550% due 02/16/2032	227	227
5.625% due 11/20/2020	2	2
5.650% due 01/16/2031	42	42
5.700% due 06/20/2032	600	603
5.750% due 08/20/2017 - 06/16/2031	4,502	4,553
5.800% due 10/16/2030	99	100
5.850% due 02/16/2030	1,144	1,155
5.875% due 04/20/2019	43	44
5.900% due 12/16/2025	918	928
5.950% due 02/16/2030	143	145
6.000% due 12/15/2008 - 01/01/2037	362,856	368,068
6.250% due 03/16/2029	4,838	4,918
6.300% due 03/20/2031	6,683	6,776
6.350% due 02/20/2031	3,839	3,927
6.500% due 05/15/2009 - 01/01/2037	187,866	192,775
6.946% due 03/16/2041	4,721	5,366
7.000% due 09/15/2012 - 02/16/2029	2,082	2,150
7.270% due 12/15/2040	1,746	1,810
7.500% due 12/15/2022 - 11/15/2031	2,915	3,034
7.750% due 10/15/2025	21	22
8.000% due 09/15/2008 - 09/20/2031	6,472	6,967
8.500% due 06/15/2027 - 03/20/2031	1,331	1,428
9.000% due 04/15/2020 - 08/20/2030	142	153
9.500% due 12/15/2021	77	85
Small Business Administration
6.344% due 08/01/2011	608	628
6.640% due 02/01/2011	702	728
7.190% due 12/01/2019	463	487
7.220% due 11/01/2020	1,199	1,268
7.449% due 08/01/2010	534	558
8.017% due 02/10/2010	101	107

Total U.S. Government Agencies (Cost $17,602,928)		17,592,705

U.S. TREASURY OBLIGATIONS 0.3%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007	31,316	31,273
U.S. Treasury Notes
5.125% due 05/15/2016	5,550	5,718

Total U.S. Treasury Obligations (Cost $37,064)		36,991

MORTGAGE-BACKED SECURITIES 5.7%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	12,265	12,051
4.440% due 02/25/2045	6,008	5,891
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	226	226
Arkle Master Issuer PLC
5.330% due 11/19/2007	5,200	5,209
Asset Securitization Corp.
6.920% due 02/14/2029	51	52
Banc of America Mortgage Securities
4.250% due 04/25/2034	304	301
6.500% due 10/25/2031	361	366
6.954% due 07/20/2032	110	112
7.138% due 06/20/2031	925	931
Banc of America Structural Security Trust
5.850% due 10/11/2033	455	459
Bear Stearns Adjustable Rate Mortgage Trust
5.328% due 02/25/2033	98	98
6.259% due 11/25/2030	34	34
Bear Stearns Alt-A Trust
5.390% due 05/25/2035	1,961	1,965
Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	82	82
5.910% due 02/14/2031	36	36
7.000% due 05/20/2030	1,984	2,189
Bear Stearns Mortgage Securities, Inc.
6.246% due 06/25/2030	171	175
CC Mortgage Funding Corp.
5.530% due 05/25/2036	2,244	2,254
5.600% due 08/25/2035	2,109	2,115
5.650% due 08/25/2035	2,225	2,233
5.825% due 01/25/2035	2,014	2,023
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	29	29
6.500% due 02/25/2024	940	937
Citigroup Commercial Mortgage Trust
5.420% due 11/15/2036	10,083	10,100
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (c)	7	6
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	6,324	6,407
Countrywide Alternative Loan Trust
5.000% due 06/25/2033	2,104	2,094
5.420% due 10/25/2046	8,411	8,418
5.500% due 05/20/2046	242	243
5.530% due 05/25/2035	5,325	5,333
5.540% due 05/25/2035	953	955
5.570% due 05/25/2035	1,438	1,439
5.630% due 02/25/2037	444	444
6.000% due 10/25/2032	635	636
Countrywide Home Loan Mortgage Pass-Through Trust
3.897% due 11/19/2033	110	111
5.620% due 05/25/2034	333	333
5.630% due 08/25/2034	19	19
5.640% due 04/25/2035	3,163	3,174
5.660% due 03/25/2035	11,099	11,111
5.670% due 03/25/2035	44,970	45,139
5.680% due 02/25/2035	2,998	3,010
5.690% due 02/25/2035	97	97
5.940% due 08/25/2034	10,280	10,318
6.524% due 07/19/2031	18	18
7.129% due 11/19/2033	59	60
CS First Boston Mortgage Securities Corp.
4.832% due 04/15/2037	3,000	2,902
5.900% due 08/25/2033	301	302
6.067% due 06/25/2032	39	39
7.290% due 09/15/2041	63	65
Denver Arena Trust
6.940% due 11/15/2019	10,938	11,118
DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	1,487	1,497
7.340% due 10/10/2032	5,750	6,027
DLJ Mortgage Acceptance Corp.
7.347% due 11/25/2023	18	18
Fairfax Funding Trust
6.483% due 04/02/2013	250	253
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	1,035
8.970% due 09/18/2027	4,000	722
Fifth Third Mortgage Loan Trust
7.020% due 11/19/2032	433	429
First Horizon Asset Securities, Inc.
5.941% due 09/25/2033	35	35
First Nationwide Trust
6.750% due 08/21/2031	793	791
First Republic Mortgage Loan Trust
5.650% due 08/15/2032	28,402	28,466
5.700% due 11/15/2031	9,885	9,917
6.253% due 11/15/2031	2,354	2,577
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	661	669
7.151% due 12/15/2016	2,564	2,580
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	9,550	9,485
Government Lease Trust
6.390% due 05/18/2007	812	812
Greenpoint Mortgage Funding Trust
5.570% due 06/25/2045	4,298	4,317
5.580% due 06/25/2045	14,920	14,968
GS Mortgage Securities Corp. II
6.044% due 08/15/2018	8,647	8,816
GSRPM Mortgage Loan Trust
5.750% due 11/25/2031	5,725	5,736
Harborview Mortgage Loan Trust
5.440% due 12/19/2036	2,995	3,000
5.540% due 12/19/2036	32,781	32,837
5.540% due 02/19/2046	19,617	19,595
5.570% due 05/19/2035	12,648	12,684
HSI Asset Securitization Corp. Trust
5.480% due 07/25/2035	812	813
Impac CMB Trust
5.730% due 03/25/2033	3,605	3,608
5.970% due 04/25/2034	2,837	2,840
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	356	355
Indymac ARM Trust
6.713% due 01/25/2032	34	34
Indymac Index Mortgage Loan Trust
5.430% due 07/25/2046	20,475	20,483
5.590% due 04/25/2035	10,885	10,915
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (b)	95	24
LB Commercial Conduit Mortgage Trust
6.480% due 02/18/2030	116	116
LB Mortgage Trust
8.431% due 01/20/2017	3,682	4,012
LB-UBS Commercial Mortgage Trust
6.133% due 12/15/2030	470	488
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021	20,364	20,377
MASTR Asset Securitization Trust
5.500% due 09/25/2033	7,363	7,250
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	426	440
Mellon Residential Funding Corp.
5.700% due 11/15/2031	4,766	4,775
5.790% due 12/15/2030	4,454	4,474
6.230% due 11/15/2031	467	473
Merrill Lynch Mortgage Investors, Inc.
0.745% due 04/25/2028 (b)	1,476	60
Merrill Lynch Mortgage Trust
1.511% due 07/12/2034 (b)	65,884	2,306
MLCC Mortgage Investors, Inc.
5.730% due 03/15/2025	547	549
6.994% due 01/25/2029	4,000	4,004
Morgan Stanley Capital I
7.500% due 08/15/2022	1,813	1,825
Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	2,775	2,799
Nationslink Funding Corp.
5.700% due 11/10/2030	514	515
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	423	439
Ocwen Residential Mortgage-Backed Securities Corp.
6.803% due 06/25/2039	762	600
Prime Mortgage Trust
5.000% due 02/25/2019	39	38
Residential Accredit Loans, Inc.
5.420% due 09/25/2046	3,199	3,199
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	814	822
Salomon Brothers Mortgage Securities VII
7.115% due 11/25/2022	8	8
Sequoia Mortgage Trust
4.082% due 04/20/2035	9,217	9,032
5.700% due 10/19/2026	242	242
5.700% due 07/20/2033	6,716	6,740
5.730% due 10/20/2027	7,118	7,129
Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,036
Structured Adjustable Rate Mortgage Loan Trust
5.840% due 06/25/2034	2,672	2,683
Structured Asset Mortgage Investments, Inc.
5.500% due 06/25/2036	28,060	28,072
5.560% due 04/25/2036	53,314	53,449
5.570% due 05/25/2036	4,729	4,736
5.580% due 05/25/2045	5,409	5,426
5.680% due 09/19/2032	11,441	11,460
5.700% due 03/19/2034	3,143	3,149
5.916% due 05/25/2022	2,889	2,812
5.988% due 05/02/2030	324	324
Structured Asset Securities Corp.
4.510% due 01/25/2034	8,904	8,901
5.000% due 05/25/2035	28,176	27,049
5.345% due 10/25/2035	2,091	2,089
6.100% due 02/25/2032	8	8
6.150% due 07/25/2032	17	17
6.375% due 08/25/2032	1,113	1,116
7.213% due 01/25/2032	873	870
Structured Mortgage Asset Residential Trust
8.000% due 10/25/2007	7	7
Thornburg Mortgage Securities Trust
5.470% due 12/25/2036	5,354	5,358
Vendee Mortgage Trust
6.500% due 05/15/2008	243	244
6.500% due 03/15/2029	2,867	2,926
Wachovia Bank Commercial Mortgage Trust
5.440% due 09/15/2021	4,881	4,884
Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 09/25/2032	8,176	8,130
7.221% due 11/25/2030	1,496	1,492
Washington Mutual, Inc.
5.114% due 10/25/2032	61	61
5.540% due 04/25/2045	2,351	2,355
5.610% due 11/25/2045	2,088	2,096
5.620% due 12/25/2027	4,958	4,960
5.640% due 10/25/2045	18,575	18,612
5.660% due 01/25/2045	15,305	15,342
5.710% due 12/25/2045	4,000	4,018
5.745% due 11/25/2034	9,364	9,408
5.750% due 07/25/2045	5,294	5,314
5.777% due 07/25/2046	18,465	18,561
5.875% due 07/25/2044	1,480	1,488
6.227% due 06/25/2042	2,816	2,820
6.227% due 08/25/2042	5,859	5,870
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	11,265	11,041

Total Mortgage-Backed Securities (Cost $732,406)		730,893

ASSET-BACKED SECURITIES 7.3%
Aames Mortgage Investment Trust
5.410% due 04/25/2036	1,682	1,684
5.750% due 10/25/2035	4,000	4,009
ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	2,010
Accredited Mortgage Loan Trust
5.390% due 09/25/2036	8,544	8,550
ACE Securities Corp.
5.400% due 10/25/2036	5,877	5,881
5.480% due 05/25/2036	10,000	10,009
5.550% due 06/25/2035	2,547	2,548
6.050% due 08/25/2030	118	118
Advanta Mortgage Loan Trust
5.725% due 11/25/2029	95	95
Aegis Asset-Backed Securities Trust
5.460% due 10/25/2035	368	369
5.750% due 05/25/2033	1,048	1,049
AFC Home Equity Loan Trust
5.760% due 06/24/2029	971	975
5.900% due 12/26/2029	46	47
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,909	2,904
American Express Credit Account Master Trust
5.460% due 12/15/2009	3,550	3,554
Amortizing Residential Collateral Trust
5.620% due 06/25/2032	108	108
5.640% due 07/25/2032	736	738
5.700% due 10/25/2031	611	612
Amresco Residential Securities Mortgage Loan Trust
5.845% due 06/25/2028	278	278
5.905% due 06/25/2027	1,412	1,413
5.980% due 09/25/2028	2,257	2,259
6.290% due 06/25/2029	281	289
Argent Securities, Inc.
5.410% due 05/25/2036	2,493	2,494
5.430% due 01/25/2036	650	651
5.490% due 02/25/2036	2,200	2,202
Asset-Backed Funding Certificates
5.360% due 09/25/2036	7,904	7,909
6.390% due 03/25/2032	1,959	1,961
Asset-Backed Securities Corp. Home Equity
5.410% due 05/25/2036	16,853	16,864
5.410% due 07/25/2036	2,198	2,199
5.460% due 11/25/2035	1,835	1,837
5.870% due 06/15/2031	332	334
Bank One Issuance Trust
5.390% due 02/16/2010	1,000	1,001
5.470% due 06/15/2010	1,000	1,002
Bear Stearns Asset-Backed Securities, Inc.
5.520% due 12/25/2042	342	342
5.550% due 09/25/2034	1,889	1,891
5.640% due 02/25/2026	459	459
5.950% due 10/25/2032	956	961
6.000% due 02/25/2034	711	712
6.100% due 11/25/2042	2,406	2,429
Carrington Mortgage Loan Trust
5.390% due 05/25/2036	7,497	7,502
5.430% due 01/25/2036	7,395	7,400
CDC Mortgage Capital Trust
6.400% due 01/25/2033	3,581	3,585
Centex Home Equity
5.500% due 06/25/2035	4,370	4,373
5.650% due 01/25/2032	224	225
6.200% due 01/25/2032	2,025	2,027
Charming Shoppes Master Trust
5.680% due 05/15/2014	6,000	6,009
Chase Credit Card Master Trust
5.450% due 10/15/2009	1,105	1,106
5.700% due 02/15/2011	7,000	7,047
5.740% due 06/15/2009	2,000	2,003
Chase Funding Mortgage Loan Asset-Backed Certificates
5.670% due 08/25/2032	1,509	1,510
5.680% due 11/25/2032	2,275	2,277
Chase Issuance Trust
5.370% due 07/15/2010	945	946
CIT Group Home Equity Loan Trust
5.620% due 06/25/2033	2,900	2,908
5.640% due 03/25/2033	767	769
6.000% due 12/25/2031	1,672	1,681
Citigroup Mortgage Loan Trust, Inc.
5.390% due 08/25/2036	6,533	6,537
Community Program Loan Trust
4.500% due 10/01/2018	1,038	1,022
Conseco Finance
6.050% due 08/15/2033	4,261	4,269
6.850% due 05/15/2032	1,980	1,994
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	15,700	13,121
8.200% due 02/01/2032	40,000	35,048
8.400% due 02/01/2032	4,272	863
Countrywide Asset-Backed Certificates
5.380% due 03/25/2037	8,192	8,197
5.380% due 01/25/2046	14,838	14,848
5.400% due 01/25/2037	10,178	10,190
5.420% due 06/25/2036	2,886	2,888
5.450% due 01/25/2036	45	45
5.540% due 01/25/2036	5,900	5,905
5.560% due 10/25/2035	679	680
5.800% due 06/25/2033	934	941
Credit-Based Asset Servicing & Securitization LLC
5.470% due 10/25/2036	4,577	4,580
5.690% due 10/25/2030	888	889
5.980% due 06/25/2032	825	826
CS First Boston Mortgage Securities Corp.
5.710% due 05/25/2044	4,470	4,476
Delta Funding Home Equity Loan Trust
6.170% due 09/15/2029	24	24
Embarcadero Aircraft Securitization Trust
6.450% due 08/15/2025 (a)	9,100	137
EMC Mortgage Loan Trust
5.720% due 05/25/2040	1,545	1,550
Equifirst Mortgage Loan Trust
5.570% due 04/25/2035	5,750	5,757
5.590% due 01/25/2034	708	710
FBR Securitization Trust
5.470% due 10/25/2035	600	600
5.490% due 09/25/2035	828	829
5.530% due 09/25/2035	2,373	2,375
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	24,968	24,984
5.730% due 10/25/2034	8,917	8,927
First International Bank N.A.
5.900% due 03/15/2027	5,088	3,568
5.930% due 04/15/2026	481	217
First North American National Bank
5.670% due 07/16/2011	15,000	15,033
First Plus Home Loan Trust
7.670% due 05/10/2024	2,453	2,534
Fremont Home Loan Trust
5.520% due 01/25/2036	2,900	2,903
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	3,615	3,617
5.450% due 12/25/2035	233	233
GMAC Mortgage Corp. Loan Trust
5.590% due 01/25/2029	2,689	2,694
Green Tree Financial Corp.
6.240% due 11/01/2016	5,155	5,208
7.060% due 02/01/2031	7,000	6,018
7.400% due 06/15/2027	4,319	4,493
7.550% due 01/15/2029	479	503
8.000% due 07/15/2018	1,703	1,662
8.050% due 10/15/2027	606	632
9.100% due 04/15/2025	3,278	3,443
GSAMP Trust
5.390% due 06/25/2036	25,727	25,745
5.390% due 09/25/2036	6,631	6,635
5.470% due 12/25/2035	2,529	2,530
5.470% due 10/25/2036	10,000	10,006
GSRPM Mortgage Loan Trust
5.730% due 09/25/2042	3,237	3,258
HFC Home Equity Loan Asset-Backed Certificates
5.700% due 09/20/2033	2,871	2,882
Home Equity Asset Trust
5.440% due 10/25/2035	2,886	2,888
5.510% due 05/25/2036	8,000	8,008
IMC Home Equity Loan Trust
6.880% due 11/20/2028	534	533
7.520% due 08/20/2028	101	101
Indymac Residential Asset-Backed Trust
5.440% due 03/25/2036	4,807	4,811
Irwin Home Equity
6.250% due 02/25/2029	2,603	2,614
JPMorgan Mortgage Acquisition Corp.
5.400% due 08/25/2036	5,550	5,553
5.420% due 03/25/2036	2,925	2,926
5.430% due 10/25/2035	1,619	1,620
5.470% due 09/25/2035	763	764
5.560% due 06/25/2035	2,022	2,028
Keycorp Student Loan Trust
5.654% due 08/27/2025	738	740
Lehman XS Trust
5.400% due 06/25/2046	9,213	9,217
5.430% due 08/25/2046	12,066	12,077
5.440% due 05/25/2046	2,506	2,506
Long Beach Mortgage Loan Trust
5.380% due 06/25/2036	20,366	20,381
5.410% due 04/25/2036	4,902	4,906
5.430% due 02/25/2036	4,240	4,243
5.440% due 01/25/2036	10,690	10,698
6.775% due 03/25/2032	5,586	5,674
MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	2,151	2,153
5.460% due 11/25/2035	2,800	2,802
MBNA Credit Card Master Note Trust
5.519% due 09/15/2010	2,000	2,006
Merrill Lynch Mortgage Investors, Inc.
5.400% due 09/25/2037	11,803	11,810
5.440% due 10/25/2037	6,585	6,589
Mesa Trust Asset-Backed Certificates
5.750% due 12/25/2031	1,924	1,931
Mid-State Trust
6.340% due 10/15/2036	2,039	2,076
7.340% due 07/01/2035	1,222	1,301
7.400% due 07/01/2035	52	56
7.790% due 07/01/2035	70	75
7.791% due 03/15/2038	2,602	2,801
8.330% due 04/01/2030	14,448	14,931
Morgan Stanley ABS Capital I
5.390% due 04/25/2036	2,780	2,782
5.390% due 07/25/2036	10,753	10,760
5.420% due 10/25/2036	5,000	4,998
5.430% due 12/25/2035	730	731
Morgan Stanley Capital I
5.420% due 02/25/2036	8,008	8,014
Morgan Stanley Home Equity Loans
5.460% due 08/25/2035	2,283	2,284
Nelnet Student Loan Trust
5.467% due 07/25/2016	2,400	2,407
New Century Home Equity Loan Trust
5.690% due 02/25/2035	341	342
NPF XII, Inc.
2.200% due 12/01/2003 (a)	13,800	828
2.232% due 10/01/2003 (a)	49,000	2,940
2.462% due 11/01/2003 (a)	3,000	180
Oakwood Mortgage Investors, Inc.
5.725% due 03/15/2018	1,601	1,406
7.500% due 01/15/2021	1,617	1,628
Option One Mortgage Loan Trust
5.950% due 01/25/2032	475	476
6.205% due 10/25/2032	19,579	19,600
Origen Manufactured Housing
7.650% due 03/15/2032	13,200	13,589
Ownit Mortgage Loan Asset-Backed Certificates
5.410% due 03/25/2037	2,905	2,907
Popular ABS Mortgage Pass-Through Trust
5.440% due 04/25/2035	192	193
Preferred Credit Corp.
7.590% due 07/25/2026	325	324
Quest Trust
5.430% due 12/25/2035	302	302
5.790% due 09/25/2034	1,948	1,950
6.000% due 09/25/2034	1,299	1,301
Renaissance Home Equity Loan Trust
5.790% due 08/25/2033	810	813
5.850% due 12/25/2033	6,194	6,246
6.150% due 08/25/2032	3,000	3,021
Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	3,653	3,656
5.400% due 10/25/2036	8,133	8,137
5.430% due 01/25/2036	1,581	1,582
5.440% due 10/25/2036	15,485	15,494
5.600% due 10/25/2034	720	720
Residential Asset Securities Corp.
5.400% due 10/25/2036	6,852	6,857
5.410% due 04/25/2036	4,971	4,975
5.420% due 11/25/2036	10,069	10,077
5.450% due 10/25/2035	1,799	1,801
5.600% due 07/25/2032	3,663	3,666
5.640% due 06/25/2033	444	445
5.650% due 06/25/2032	279	279
Residential Funding Mortgage Securities II, Inc.
7.850% due 12/25/2024	1,520	1,516
8.350% due 03/25/2025	312	312
Residential Mortgage Loan Trust
6.875% due 09/25/2029	320	321
SACO I, Inc.
5.610% due 06/25/2036	3,072	3,077
Salomon Brothers Mortgage Securities VII
6.250% due 01/25/2032	382	383
6.325% due 10/25/2028	780	780
6.930% due 08/25/2028	1,000	998
Saxon Asset Securities Trust
5.380% due 11/25/2036	9,278	9,284
5.600% due 03/25/2032	2,384	2,386
5.690% due 12/26/2034	3,124	3,131
Securitized Asset-Backed Receivables LLC Trust
5.410% due 03/25/2036	3,700	3,702
SLM Student Loan Trust
5.387% due 01/26/2015	1,591	1,592
5.927% due 07/25/2016	17,907	17,939
SMS Student Loan Trust
5.604% due 10/27/2025	467	466
Soundview Home Equity Loan Trust
5.420% due 10/25/2036	2,753	2,755
5.460% due 11/25/2035	4,348	4,351
5.580% due 06/25/2035	3,513	3,518
Specialty Underwriting & Residential Finance
5.370% due 09/25/2037	41,404	41,427
5.690% due 01/25/2034	289	289
Structured Asset Investment Loan Trust
5.430% due 01/25/2036	3,957	3,960
5.460% due 08/25/2035	638	638
Structured Asset Securities Corp.
5.370% due 10/25/2036	14,473	14,484
5.470% due 02/25/2036	3,000	3,003
5.480% due 12/25/2035	3,340	3,343
5.610% due 01/25/2033	17	17
5.750% due 05/25/2034	2,178	2,181
6.400% due 01/25/2033	1,636	1,645
Terwin Mortgage Trust
5.530% due 07/25/2036	931	932
Triton Aviation Finance
8.350% due 06/15/2025 (a)	4,500	0
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	986
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	130	136
Wells Fargo Home Equity Trust
5.460% due 11/25/2035	21,050	21,063
5.590% due 10/25/2035	50,000	50,101
5.600% due 12/25/2035	18,500	18,551

Total Asset-Backed Securities (Cost $993,639)		930,938

SHORT-TERM INSTRUMENTS 6.5%
Commercial Paper 5.4%
Abbey National N.A. LLC
5.290% due 01/04/2007	350,000	349,948
Intesa Funding LLC
5.310% due 01/04/2007	150,000	149,978
Rabobank USA Financial Corp.
5.280% due 01/02/2007	110,500	110,500
Societe Generale NY
5.270% due 01/02/2007	84,400	84,400

		694,826

Repurchase Agreements 0.8%
UBS Securities LLC
4.800% due 01/02/2007	100,000	100,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 4.250% due 01/15/2010 valued at $102,213. Repurchase proceeds are $100,053.)

Tri-Party Repurchase Agreements 0.1%
State Street Bank and Trust Co.
4.900% due 01/02/2007	5,393	5,393
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $5,504. Repurchase proceeds are $5,396.)

U.S. Treasury Bills 0.2%
4.838% due 03/01/2007 - 03/15/2007 (d)(f)(j)	22,205	21,996

Total Short-Term Instruments (Cost $822,233)		822,215

Purchased Options (l) 0.0% (Cost $4,390)		4,305
Total Investments (h) 157.2% (Cost $20,195,594)		$20,121,581
Written Options (m) (0.1%) (Premiums $4,705)		(6,018)
Other Assets and Liabilities (Net) (57.1%)		(7,311,530)

Net Assets 100.0%		$12,804,033

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) Coupon represents a weighted average rate.

(e) Principal amount of security is adjusted for inflation.

(f) Securities with an aggregate market value of $8,671 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(g) Securities with an aggregate market value of $223,724 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2006.

(h) As of December 31, 2006, portfolio securities with an aggregate value of $109,691 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(i) The average amount of borrowing outstanding during the period ended December 31, 2006 was $301,934 at a weighted average interest rate of 5.300%. On December 31, 2006,

securities valued at $435,169 were pledged as collateral for reverse repurchase agreements.

(j) Securities with an aggregate market value of $11,592 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	9,975	$1,529
90-Day Eurodollar March Futures	Long	03/2007	2,931	1,492
90-Day Eurodollar September Futures	Long	09/2007	427	64
90-Day Eurodollar June Futures	Short	06/2008	7,753	(8,223)
U.S. Treasury 10-Year Note March Futures	Short	03/2007	1,963	2,208

				$(2,930)

(k) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Buckingham CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 1.600% due 04/05/2041	Buy	(1.250%)	4/5/2041	$2,000	$32
Bank of America	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 01/10/2045	Buy	(1.580%)	1/10/2045	3,500	(10)
Bank of America	ABS Home Equity Index	Buy	(2.670%)	7/25/2045	8,000	(196)
Bank of America	ABS Home Equity Index	Buy	(0.540%)	7/25/2045	50,000	(126)
Bank of America	ABS Home Equity Index	Sell	1.540%	7/25/2045	17,500	89
Bank of America	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.650% due 02/09/2046	Buy	(1.690%)	2/9/2046	5,000	(45)
Bank of America	Longshore CDO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 05/03/2046	Buy	(3.530%)	5/3/2046	2,000	(15)
Bank of America	Kent Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.550% due 05/08/2046	Buy	(1.830%)	5/8/2046	4,000	(10)
Bank of America	ABS Home Equity Index	Sell	1.330%	5/25/2046	3,000	(99)
Bank of America	Furlong CDO floating rate based on 3-Month USD-LIBOR plus 2.950% due 10/11/2046	Buy	(3.730%)	10/11/2046	5,000	(45)
Bank of America	Kefton CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 01/09/2047	Buy	(1.750%)	1/9/2047	8,000	(39)
Bank of America	Cairn Mezzanine ABS CDO PLC floating rate based on 3-Month USD-LIBOR plus 3.250% due 02/13/2047	Buy	(3.750%)	2/13/2047	5,000	(49)
Bank of America	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.300% due 02/15/2047	Buy	(1.730%)	2/15/2047	3,000	(17)
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%)	11/11/2051	2,000	(2)
Barclays Bank PLC	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%)	2/25/2034	4,000	(3)
Barclays Bank PLC	Specialty Underwriting & Residential Finance Trust floating rate based on 1-Month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%)	2/25/2035	4,000	(9)
Barclays Bank PLC	Structured Asset Investment Loan Trust floating rate based on 1-Month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%)	2/25/2035	4,000	(13)
Barclays Bank PLC	First Franklin Mortgage Loan Asset-Backed Certificates floating rate based on 1-Month USD-LIBOR plus 1.350% due 03/25/2036	Buy	(0.870%)	3/25/2036	5,000	77
Barclays Bank PLC	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.050% due 07/25/2036	Sell	1.670%	7/25/2036	5,000	108
Barclays Bank PLC	ABS Home Equity Index	Buy	(1.540%)	7/25/2045	25,000	112
Barclays Bank PLC	ABS Home Equity Index	Buy	(1.330%)	5/25/2046	13,000	484
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%)	6/28/2046	2,000	(20)
Bear Stearns & Co., Inc.	Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%)	11/12/2037	4,000	(159)
Bear Stearns & Co., Inc.	KLIO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%)	4/23/2039	4,000	(72)
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%)	3/8/2040	1,000	(19)
Bear Stearns & Co., Inc.	LB-UBS Commercial Mortgage Trust 5.404% due 09/15/2040	Buy	(1.170%)	9/15/2040	4,000	(222)
Bear Stearns & Co., Inc.	BFC Genesee CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.650% due 01/10/2041	Buy	(1.450%)	1/10/2041	2,500	(2)
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(1.540%)	7/25/2045	25,000	32
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(0.540%)	7/25/2045	10,000	(33)
Bear Stearns & Co., Inc.	ABS Home Equity Index	Sell	2.670%	7/25/2045	3,000	4
Bear Stearns & Co., Inc.	Lancer Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.250% due 04/06/2046	Buy	(2.900%)	4/6/2046	7,500	14
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(0.440%)	5/25/2046	25,000	58
Bear Stearns & Co., Inc.	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.100% due 02/15/2047	Buy	(4.030%)	2/15/2047	3,000	(28)
Citibank N.A.	Residential Asset Mortgage Products, Inc. floating rate based on 1-Month USD-LIBOR plus 2.450% due 02/25/2036	Sell	3.550%	2/25/2036	5,000	112
Citibank N.A.	ABS Home Equity Index	Buy	(1.540%)	7/25/2045	85,000	(316)
Citibank N.A.	ABS Home Equity Index	Buy	(0.540%)	7/25/2045	25,000	(5)
Citibank N.A.	ABS Home Equity Index	Sell	1.540%	7/25/2045	4,000	(1)
Citibank N.A.	ABS Home Equity Index	Sell	2.670%	7/25/2045	20,000	(171)
Credit Suisse First Boston	ABS Home Equity Index	Buy	(1.540%)	7/25/2045	25,000	(83)
Credit Suisse First Boston	ABS Home Equity Index	Sell	2.670%	7/25/2045	10,000	(61)
Deutsche Bank AG	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.050% due 07/25/2036	Buy	(1.100%)	7/25/2036	5,000	(6)
Deutsche Bank AG	ABS Home Equity Index	Buy	(1.540%)	7/25/2045	25,000	73
Deutsche Bank AG	ABS Home Equity Index	Sell	1.540%	7/25/2045	25,000	4
Deutsche Bank AG	ABS Home Equity Index	Sell	1.330%	5/25/2046	25,000	(369)
Deutsche Bank AG	Commercial Mortgage-Backed Index	Sell	1.340%	10/12/2052	8,000	313
Goldman Sachs & Co.	Novastar Home Equity Loan floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(2.200%)	9/25/2034	10,000	(66)
Goldman Sachs & Co.	Home Equity Asset Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 12/25/2034	Buy	(2.200%)	12/25/2034	10,000	486
Goldman Sachs & Co.	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 04/01/2045	Buy	(1.325%)	4/1/2045	2,000	20
Goldman Sachs & Co.	ABS Home Equity Index	Buy	(2.670%)	7/25/2045	5,000	(4)
Goldman Sachs & Co.	ABS Home Equity Index	Buy	(1.540%)	7/25/2045	12,500	(15)
Goldman Sachs & Co.	ABS Home Equity Index	Sell	0.540%	7/25/2045	50,000	72
Goldman Sachs & Co.	ABS Home Equity Index	Sell	0.110%	5/25/2046	7,000	0
Goldman Sachs & Co.	ABS Home Equity Index	Sell	0.170%	5/25/2046	7,000	2
Goldman Sachs & Co.	ABS Home Equity Index	Sell	1.330%	5/25/2046	46,500	(1,411)
JPMorgan Chase & Co.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Buy	(1.500%)	10/25/2035	3,000	(5)
JPMorgan Chase & Co.	ABS Home Equity Index	Buy	(1.540%)	7/25/2045	111,000	(20)
JPMorgan Chase & Co.	ABS Home Equity Index	Sell	2.670%	7/25/2045	5,000	21
JPMorgan Chase & Co.	ABS Home Equity Index	Buy	(1.330%)	5/25/2046	17,000	633
JPMorgan Chase & Co.	ABS Home Equity Index	Sell	0.110%	5/25/2046	3,000	1
JPMorgan Chase & Co.	ABS Home Equity Index	Sell	1.330%	5/25/2046	12,000	(184)
JPMorgan Chase & Co.	Montrose Harbor CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.380% due 12/05/2051	Buy	(1.750%)	12/5/2051	2,500	(6)
Lehman Brothers, Inc.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%	10/25/2035	3,000	17
Lehman Brothers, Inc.	Securitized Asset-Backed Receivables LLC Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 10/25/2035	Buy	(0.940%)	10/25/2035	10,000	319
Lehman Brothers, Inc.	Residential Asset Securities Corp. floating rate based on 1-Month USD-LIBOR plus 1.200% due 04/25/2036	Buy	(1.090%)	4/25/2036	5,000	223
Lehman Brothers, Inc.	Altius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.500% due 12/05/2040	Buy	(1.450%)	12/5/2040	7,000	17
Lehman Brothers, Inc.	Altius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 2.750% due 12/05/2040	Buy	(3.250%)	12/5/2040	7,000	(58)
Lehman Brothers, Inc.	ABS Home Equity Index	Buy	(1.540%)	7/25/2045	50,000	(10)
Lehman Brothers, Inc.	ABS Home Equity Index	Buy	(0.540%)	7/25/2045	10,000	(30)
Lehman Brothers, Inc.	GSC ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.750% due 11/12/2045	Buy	(1.400%)	11/12/2045	9,000	(1)
Lehman Brothers, Inc.	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.350% due 02/09/2046	Buy	(3.200%)	2/9/2046	2,500	(12)
Lehman Brothers, Inc.	Citius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.370% due 05/05/2046	Buy	(1.440%)	5/5/2046	11,905	47
Lehman Brothers, Inc.	ABS Home Equity Index	Sell	1.330%	5/25/2046	25,000	(384)
Lehman Brothers, Inc.	RFC CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 07/15/2051	Buy	(3.100%)	7/15/2051	5,000	(16)
Merrill Lynch & Co., Inc.	JPMorgan Mortgage Acquisition Corp. floating rate based on 1-month USD-LIBOR plus 2.350% due 05/25/2035	Buy	(1.880%)	5/25/2035	5,000	397
Merrill Lynch & Co., Inc.	Residential Asset Mortgage Products, Inc. floating rate based on 1-Month USD-LIBOR plus 2.450% due 02/25/2036	Buy	(2.370%)	2/25/2036	5,000	340
Merrill Lynch & Co., Inc.	First Franklin Mortgage Loan Asset-Backed Certificates floating rate based on 1-Month USD-LIBOR plus 2.800% due 03/25/2036	Buy	(1.900%)	3/25/2036	5,000	(67)
Merrill Lynch & Co., Inc.	Soundview Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.100% due 07/25/2036	Buy	(1.050%)	7/25/2036	5,000	112
Merrill Lynch & Co., Inc.	Altius Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 12/09/2040	Buy	(1.230%)	12/9/2040	3,000	(15)
Merrill Lynch & Co., Inc.	ABS Home Equity Index	Buy	(1.540%)	7/25/2045	25,000	27
Merrill Lynch & Co., Inc.	ABS Home Equity Index	Sell	1.540%	7/25/2045	25,000	27
Merrill Lynch & Co., Inc.	ABS Home Equity Index	Sell	1.330%	5/25/2046	15,000	(221)
Merrill Lynch & Co., Inc.	Avanti Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 06/06/2046	Buy	(1.450%)	6/6/2046	5,000	(6)
Merrill Lynch & Co., Inc.	Avanti Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.250% due 06/06/2046	Buy	(3.450%)	6/6/2046	5,000	(13)
Merrill Lynch & Co., Inc.	Bering CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 3.250% due 09/07/2046	Buy	(3.270%)	9/7/2046	2,500	11
Merrill Lynch & Co., Inc.	Kleros Preferred Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.150% due 10/01/2050	Buy	(3.400%)	10/1/2050	5,000	(38)
Merrill Lynch & Co., Inc.	Buckingham CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 1.250% due 09/05/2051	Buy	(1.530%)	9/5/2051	5,000	133
Morgan Stanley	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%)	12/27/2033	4,000	5
Morgan Stanley	ABS Home Equity Index	Sell	1.540%	7/25/2045	25,000	54
Royal Bank of Scotland Group PLC	Home Equity Asset Trust floating rate based on 1-Month USD-LIBOR plus 1.200% due 08/25/2036	Buy	(1.500%)	8/25/2036	5,000	58
Royal Bank of Scotland Group PLC	ABS Home Equity Index	Buy	(2.670%)	7/25/2045	10,000	98
Royal Bank of Scotland Group PLC	ABS Home Equity Index	Buy	(1.330%)	5/25/2046	19,500	732
UBS AG	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.450% due 02/25/2036	Buy	(1.270%)	2/25/2036	5,000	21
UBS AG	CS First Boston Mortgage Securities Corp. 5.250% due 7/15/2037	Buy	(1.080%)	7/15/2037	10,000	(128)
UBS AG	Merrill Lynch Mortgage Trust 5.355% due 06/12/2043	Buy	(1.080%)	6/12/2043	10,000	(149)
UBS AG	ABS Home Equity Index	Buy	(2.670%)	7/25/2045	23,000	148
UBS AG	ABS Home Equity Index	Buy	(1.540%)	7/25/2045	128,000	379
UBS AG	ABS Home Equity Index	Buy	(0.540%)	7/25/2045	25,000	(59)
UBS AG	ABS Home Equity Index	Sell	1.330%	5/25/2046	125,000	(1,883)
Wachovia Bank N.A.	Ixis ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/13/2046	Buy	(1.690%)	12/13/2046	2,000	(5)

						$(1,139)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/15/2014	$6,800	$273
Bank of America	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	2,800	64
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012	152,500	(1,672)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	112,400	2,366
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	6/20/2014	4,000	(35)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	Premium	10/1/2011	39,000	(1,929)
	with 6.150% interest rate cap		Amount of $2,211
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2014	5,700	(50)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	5,900	135
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	11,500	(38)

						$(886)

(l) Purchased options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	5/9/2007	$924,000	$4,029	$4,301
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	4.730%	2/1/2007	105,500	361	4

							$4,390	$4,305

(m) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.315%	5/9/2007	$420,000	$4,333	$6,006
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	4.780%	2/1/2007	45,400	372	12

							$4,705	$6,018

(n) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	1/1/2037	$1,135,000	$1,105,907	$1,095,985
Fannie Mae	5.000%	2/1/2037	596,500	575,739	575,995
Fannie Mae	5.500%	1/1/2037	1,920,700	1,914,773	1,898,493

				$3,596,419	$3,570,473

See Accompanying Notes

Schedule of Investments

Municipal Sector Portfolio

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 121.7%
Arkansas 1.1%
University of Central Arkansas Revenue Notes, (FGIC Insured), Series 2004
5.000% due 11/01/2010	$410	$425
5.000% due 11/01/2011	840	865
5.000% due 11/01/2012	880	906
5.000% due 11/01/2013	925	953

		3,149

California 6.6%
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,255
California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,870	1,863
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	3,500	3,916
Norco, California Redevelopment Agency Tax Allocation Bonds, (RADIAN Insured), Series 2004
5.000% due 03/01/2032	1,000	1,034
Southern California State Public Power Authority Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	6,106

		18,174

Colorado 4.1%
Colorado State Certificates of Participation Bonds, (MBIA Insured), Series 2005
5.000% due 11/01/2030 (d)	8,000	8,468
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,488
El Paso County, Colorado Single-Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,422

		11,378

Florida 2.1%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2014	7,000	5,187
Reedy Creek, Florida Improvement District Revenue Bonds, (MBIA Insured) Series 2003
5.250% due 10/01/2013	500	544

		5,731

Idaho 0.4%
Idaho State Health Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 09/01/2035	1,000	1,038

Illinois 5.1%
Boone & Winnebago Counties, Illinois Community Unit General Obligation Notes, (FGIC Insured), Series 2003
0.000% due 01/01/2012	1,120	924
Boone, McHenry & Dekalb Counties, Illinois Community Unit General Obligation Bonds, (MBIA Insured), Series 2005
4.488% due 12/01/2020	1,275	1,544
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	797
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2023 (c)	5,965	5,408
Illinois State Development Finance Authority Revenue Bonds, Series 1991
0.000% due 07/15/2025	10,000	4,432
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	836

		13,941

Indiana 4.0%
Indiana State Ball State University Revenue Bonds, (FSA Insured), Series 2004
5.500% due 07/01/2020	475	550
Indiana State Bond Bank Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2025	2,000	2,091
Indiana State Fairfield School Building Corporations Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2024	2,850	3,010
Lawrence, Indiana Township School Building Corporations Revenue Notes, (FSA State Aid Withholding Insured), Series 2004
5.000% due 01/15/2011	735	771
5.000% due 01/15/2012	425	451
5.000% due 01/15/2013	450	481
Merrillville, Indiana Multi-School Building Corporations Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/05/2021	2,000	2,080
Southmont, Indiana School Building Corporations Revenue Notes, (FGIC Insured), Series 2004
5.250% due 01/15/2011	445	471
5.250% due 01/15/2012	540	579
5.250% due 07/15/2012	475	512

		10,996

Iowa 0.2%
Iowa City, Iowa General Obligation Bonds, Series 2002
5.000% due 06/01/2020	500	529

Kansas 0.3%
Sedgwick County, Kansas Unified School District No. 259 General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 09/01/2012	750	802

Louisiana 6.2%
Louisiana State Tobacco Settlement Financing Corporation Revenue Bonds, Series 2001
5.875% due 05/15/2039 (d)	15,044	16,183
6.513% due 11/15/2031	610	695

		16,878

Maine 0.4%
Maine State Turnpike Authority Revenue Bonds, (FGIC Insured), Series 2000
5.750% due 07/01/2028	1,000	1,076

Maryland 0.4%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, 2007
5.000% due 07/01/2027 (a)	1,000	1,041

Massachusetts 4.5%
Commonwealth of Massachusetts General Obligation Bonds, (AMBAC Insured), Series 2004
5.500% due 08/01/2030	500	603
Commonwealth of Massachusetts General Obligation Bonds, Series 2005
5.000% due 03/01/2025	5,000	5,443
Massachusetts State Bay Transportation Authority Revenue Bonds, (General Obligation Authority Insured), Series 1998
5.000% due 03/01/2028 (d)	1,000	1,012
Massachusetts State Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034 (d)	5,000	5,141
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	268

		12,467

Michigan 7.1%
Detroit, Michigan Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	200	212
Michigan State Building Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 10/15/2020 (d)	9,905	10,670
Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC-GTD Student Loan Insured), Series 2005
4.875% due 03/01/2030 (d)	8,500	8,720

		19,602

Minnesota 0.2%
Southern Minnesota State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 01/01/2014	500	546

Mississippi 1.1%
Mississippi State Housing Finance Corporations Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	3,001

Nevada 10.2%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2006
4.750% due 11/01/2035 (d)	25,000	25,739
Las Vegas, Nevada Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2025	2,085	2,187

		27,926

New Hampshire 0.8%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 07/01/2020	2,000	2,164

New Jersey 5.5%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	2,518
New Jersey State Educational Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2004
5.250% due 07/01/2034	2,000	2,134
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,325	1,438
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	8,000	8,983

		15,073

New York 16.1%
New York City, New York General Obligation Bonds, (MBIA Insured), Series 1999
5.125% due 05/15/2029 (d)	11,830	12,289
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1993
3.880% due 06/15/2023	10,000	10,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, (MBIA-IBC Insured), Series 2001
5.125% due 06/15/2033	4,090	4,325
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2031 (d)	10,000	10,586
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2024 (d)	1,000	1,060
6.840% due 11/01/2024	500	569
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.340% due 08/15/2022	750	785
New York State Hudson Yards Infrastructure Corp. Revenue Bonds, Series 2006
5.000% due 02/15/2047	4,250	4,485

		44,099

North Carolina 1.7%
North Carolina State General Obligation Bonds, Series 2001
6.020% due 09/01/2017	4,000	4,542
Pennsylvania 5.5%
Commonwealth of Pennsylvania State General Obligation Bonds, (FGIC Insured), Series 1998
5.000% due 12/01/2017 (d)	13,500	13,979
Pittsburgh, Pennsylvania Redevelopment Authority Water & Sewer System Revenue Bonds, (FSA Insured), Series 2000
6.020% due 09/01/2021	1,000	1,034

		15,013

Puerto Rico 0.3%
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	700	754

Rhode Island 1.1%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,915

South Carolina 3.1%
Lexington, South Carolina Health Services District Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,610
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,000	6,992

		8,602

Texas 26.8%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.820% due 02/15/2024	750	783
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 05/15/2035 (d)	10,000	10,551
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
4.750% due 08/15/2032	2,000	2,067
El Paso, Texas General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 08/15/2014	750	810
Garland, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.375% due 02/15/2012	100	102
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
4.750% due 02/15/2026 (d)	1,500	1,515
Houston, Texas Water & Sewer System Revenue Bonds, (AMBAC Insured), Series 1991
0.000% due 12/01/2009	1,750	1,567
Lancaster, Texas Independent School District General Obligation Revenue Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	994
Lubbock, Texas Health Facilities Development Revenue Bonds, Series 1998
5.250% due 07/01/2011	575	592
Municipal Securities Trust Certificates, Texas Revenue Bonds, Series 2006
4.719% due 04/01/2024	5,360	6,256
San Antonio, Texas General Obligation Notes, Series 2001
5.000% due 08/01/2010	50	52
San Antonio, Texas Utilities Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 02/01/2030 (d)	7,070	7,494
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2037	3,000	3,077
4.750% due 05/15/2038 (d)	25,000	25,641
Sheldon, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2025	2,400	2,512
Tarrant, Texas Regional Water District Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	5,203
Texas State Capital Area Housing Finance Corporations Revenue Bonds, (FHA/VA Private Mortgage Insured), Series 1984
0.000% due 01/01/2016	6,060	4,189

		73,405

Washington 4.3%
King County, Washington General Obligation Bonds, (FGIC Insured), Series 2005
8.350% due 01/01/2035	3,410	4,316
Port of Seattle, Washington Revenue Bonds, (MBIA Insured), Series 2000
5.625% due 02/01/2024	1,000	1,052
Washington State General Obligation Bonds, (FGIC Insured), Series 2005
2.472% due 06/01/2016	1,395	1,482
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2012	6,080	4,834

		11,684

West Virginia 0.9%
Berkeley, Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,351

Wisconsin 1.6%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2027	2,805	3,006
6.375% due 06/01/2032	250	273
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2006
5.000% due 05/01/2037	200	206
Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	35	35
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.600% due 05/01/2011	910	942

		4,462

Total Municipal Bonds & Notes (Cost $320,941)		333,339

SHORT-TERM INSTRUMENTS 13.1%
Commercial Paper 8.8%
Bank of America Corp.
5.230% due 03/09/2007	100	99
5.230% due 03/20/2007	2,500	2,470
5.235% due 03/13/2007	100	99
5.245% due 01/17/2007	5,000	4,990
5.250% due 01/18/2007	700	698
Federal Home Loan Bank
4.800% due 01/02/2007	7,500	7,500
General Electric Capital Corp.
5.240% due 02/08/2007	7,900	7,859
5.250% due 01/17/2007	300	299

		24,014

Repurchase Agreements 3.9%
Credit Suisse Securities (USA) LLC
4.800% due 01/02/2007	$6,700	$6,700
(Dated 12/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $6,887. Repurchase proceeds are $6,704.)
State Street Bank and Trust Co.
4.900% due 01/02/2007	3,981	3,981
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $4,065. Repurchase proceeds are $3,983.)

		10,681

U.S. Treasury Bills 0.4%
4.817% due 03/01/2007 - 03/15/2007 (b)(e)	1,225	1,212

Total Short-Term Instruments (Cost $35,912)		35,907

Total Investments 134.8%		$369,246
(Cost $356,853)
Written Options (f) (0.0%)		(9)
(Premiums $46)
Other Assets and Liabilities (Net) (34.8%)		(95,366)

Net Assets 100.0%		$273,871

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) Residual Interest Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(e) Securities with an aggregate market value of $1,212 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note March Futures	Short	03/2007	250	$176
U.S. Treasury 10-Year Note March Futures	Short	03/2007	490	585
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	522	1,015

				$1,776

(f) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$110.000	2/23/2007	110	$46	$9

See accompanying notes

Schedule of Investments

Real Return Portfolio

December 31, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.5%
Abbey National Treasury Services PLC
5.276% due 07/02/2008 (a)		$9,100	$9,096
Citigroup, Inc.
5.416% due 01/30/2009		600	600
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		640	655
Export-Import Bank of Korea
5.590% due 10/04/2011		1,300	1,301
General Electric Capital Corp.
5.396% due 12/12/2008		600	601
Rabobank Nederland
5.394% due 01/15/2009		500	500
Redwood Capital IX Ltd.
7.764% due 01/09/2008		400	400
Societe Generale NY
5.299% due 06/30/2008		11,100	11,095
Travelers Property Casualty Corp.
3.750% due 03/15/2008		800	782
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008		1,400	1,401
Vita Capital Ltd.
6.710% due 01/01/2007		3,600	3,600
Vita Capital II Ltd.
6.486% due 01/01/2012		600	600
Wachovia Bank N.A.
5.440% due 12/02/2010		2,100	2,103

Total Corporate Bonds & Notes (Cost $32,761)			32,734

MUNICIPAL BONDS & NOTES 0.4%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,000	1,093
California State Tobacco Securitization Agency
Revenue Bonds, Series 2002
5.625% due 06/01/2023		255	258
Kansas City, Kansas Turnpike Authority Revenue
Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013		300	321
New Jersey State Tobacco Settlement Financing
Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039		500	572
New York City, New York Municipal Water Finance
Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		300	309
Rhode Island State Tobacco Settlement Financing
Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	531
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		1,140	1,261

Total Municipal Bonds & Notes (Cost $3,768)			4,345

U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
4.673% due 04/01/2035		675	673
4.693% due 01/01/2035		436	431
5.500% due 01/01/2024 - 01/01/2037		75,716	74,848
5.958% due 09/01/2044 - 10/01/2044		396	399
6.000% due 09/01/2036 - 01/01/2037		5,972	6,014
7.058% due 09/01/2018		83	83
Freddie Mac
4.500% due 05/15/2017		351	344
5.630% due 09/25/2031		125	125
5.700% due 12/15/2030		323	324
Government National Mortgage Association
6.500% due 05/15/2026 - 06/15/2028		114	117

Total U.S. Government Agencies (Cost $84,037)			83,358

U.S. TREASURY OBLIGATIONS 117.2%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010		81,136	76,947
1.625% due 01/15/2015		4,439	4,179
1.875% due 07/15/2013		96,359	93,122
1.875% due 07/15/2015		77,292	74,095
2.000% due 01/15/2014		38,006	36,932
2.000% due 01/15/2026		66,291	62,366
2.375% due 04/15/2011		52,919	52,724
2.375% due 01/15/2025		78,366	78,045
2.500% due 07/15/2016		149,888	151,070
3.000% due 07/15/2012		47,554	48,953
3.375% due 01/15/2007 (f)		28,782	28,741
3.375% due 01/15/2012		11,365	11,869
3.500% due 01/15/2011		34,784	36,222
3.625% due 01/15/2008		66,568	67,298
3.625% due 04/15/2028		116,009	140,104
3.875% due 01/15/2009		19,894	20,447
3.875% due 04/15/2029		11,539	14,534
4.250% due 01/15/2010		74,537	78,473
U.S. Treasury Bonds
4.500% due 02/15/2036		2,700	2,568
6.625% due 02/15/2027		2,500	3,048
U.S. Treasury Notes
3.875% due 09/15/2010		13,270	12,904
4.500% due 02/28/2011		2,100	2,085
4.500% due 11/15/2015		1,400	1,379
4.875% due 04/30/2011		9,200	9,263
5.125% due 05/15/2016		400	412

Total U.S. Treasury Obligations (Cost $1,128,177)			1,107,780

MORTGAGE-BACKED SECURITIES 0.8%
Bear Stearns Adjustable Rate Mortgage Trust
6.259% due 11/25/2030		570	570
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		164	163
Countrywide Home Loan Mortgage Pass-Through Trust
5.690% due 06/25/2035		1,110	1,109
GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,571	1,544
Washington Mutual, Inc.
5.610% due 11/25/2045		522	524
5.640% due 10/25/2045		3,331	3,338

Total Mortgage-Backed Securities (Cost $7,259)			7,248

ASSET-BACKED SECURITIES 0.5%
Bear Stearns Asset-Backed Securities, Inc.
5.800% due 03/25/2043		191	191
Lehman XS Trust
5.430% due 07/25/2046		1,072	1,072
Long Beach Mortgage Loan Trust
5.550% due 11/25/2034		8	8
MASTR Asset-Backed Securities Trust
5.430% due 01/25/2036		826	826
Merrill Lynch Mortgage Investors, Inc.
5.430% due 01/25/2037		215	216
5.507% due 06/25/2036		754	755
Option One Mortgage Loan Trust
5.450% due 11/25/2035		370	371
Renaissance Home Equity Loan Trust
5.500% due 11/25/2035		5	5
Residential Asset Securities Corp.
5.420% due 04/25/2036		116	116
Soundview Home Equity Loan Trust
5.420% due 02/25/2036		44	43
5.420% due 03/25/2036		31	31
Structured Asset Securities Corp.
4.900% due 04/25/2035		1,119	1,083

Total Asset-Backed Securities (Cost $4,743)			4,717

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	1,376	1,522
Pylon Ltd.
5.179% due 12/18/2008 (j)	EUR	3,200	4,249

Total Foreign Currency-Denominated Issues (Cost $5,187)			5,771

SHORT-TERM INSTRUMENTS 1.4%
Commercial Paper 0.1%
Rabobank USA Financial Corp.
5.280% due 01/02/2007		$1,300	1,300

Repurchase Agreements 0.6%
State Street Bank and Trust Co.
4.900% due 01/02/2007		5,659	5,659
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $5,774. Repurchase proceeds are $5,662.)

Germany Treasury Bills 0.3%
3.075% due 01/17/2007	EUR	2,100	$2,769

U.S. Treasury Bills 0.4%
4.840% due 03/01/2007 - 03/15/2007 (b)(d)(f)		$3,180	3,149

Total Short-Term Instruments (Cost $12,738)			12,877

Purchased Options (h) 0.0% (Cost $197)			69
Total Investments (e) 133.2% (Cost $1,278,867)			$1,258,899
Written Options (i) (0.1%) (Premiums $588)			(561)
Other Assets and Liabilities (Net) (33.1%)			(313,173)

Net Assets 100.0%			$945,165

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average rate.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $990 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(e)	As of December 31, 2006, portfolio securities with an aggregate value of $5,249 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f)	Securities with an aggregate market value of $1,543 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	41	$0
90-Day Eurodollar June Futures	Long	06/2007	20	(13)
90-Day Eurodollar March Futures	Long	03/2008	40	7
90-Day Eurodollar September Futures	Long	09/2007	41	(14)
Euro-Bund 10-Year Note March Futures	Short	03/2007	20	20
U.S. Treasury 5-Year Note March Futures	Long	03/2007	1,514	(804)
U.S. Treasury 10-Year Note March Futures	Long	03/2007	291	(281)
U.S. Treasury 30-Year Bond March Futures	Long	03/2007	224	(549)

				$(1,634)

(g)	Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	6/20/2007	$500	$9
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	6/20/2007	300	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	6/20/2007	300	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	6/20/2007	300	4
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	9/20/2007	4,300	60
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	6/20/2007	3,000	56
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007	1,000	14

						$149

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	6/15/2035	CAD	1,700	$(44)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.500%	6/15/2035		3,100	(80)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,600	30
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	1/19/2016		4,000	29
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,800	29
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		4,500	(1)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		4,500	9
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		3,700	19
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		2,000	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		2,000	11
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	6/15/2017		1,300	39
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,600	31
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		6,900	92
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		2,200	(3)
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		2,200	12
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	6/15/2009	GBP	16,000	(131)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	6/12/2036		2,200	118
Bank of America	3-Month USD-LIBOR	Receive	5.000%	6/20/2017		$5,800	133
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2009		7,100	(24)

Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	7,400	169
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	145,100	3,054
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	7,500	(25)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2014	8,300	72
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	7,500	172
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	42,100	964
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	124,900	(417)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	2,900	66
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012	100	(1)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/18/2009	219,000	668
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	10,300	(34)

						$4,957

(h) Purchased options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007	$38,000	$167	$223
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	6/7/2007	8,000	30	47

							$197	$270

Straddle Options

Description	Counterparty	Exercise Price(2)	Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	3/20/2007	$17,700	$0	$(178)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	3/20/2007	2,400	0	(23)

					$0	$(201)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$115.000	2/23/2007	55	$18	$9
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	55	12	28

				$30	$37

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.300%	1/2/2007	$22,000	$114	$195
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.900%	1/2/2007	13,000	147	0
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	6.100%	1/2/2007	9,000	59	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.750%	2/1/2007	13,500	19	4
Put - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.350%	2/1/2007	13,500	22	7
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007	16,000	163	256
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	6/7/2007	4,000	34	62

							$558	$524

(j)	Restricted securities as of December 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.179%	12/18/2008	12/11/2003	$3,886	$4,249	0.45%

(k) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Treasury Inflation Protected Securities	2.000%	1/15/2016	$45,005	$44,759	$43,476
U.S. Treasury Notes	3.625%	5/15/2013	2,000	1,907	1,896
U.S. Treasury Notes	4.250%	11/15/2013	35,700	35,402	35,003
U.S. Treasury Notes	4.500%	2/15/2016	20,200	20,229	20,282

				$102,297	$100,657

(3)	Market value includes $651 of interest payable on short sales.

(l) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	2,372	01/2007	$53	$0	$53
Buy	EUR	5,541	01/2007	54	0	54
Sell		4,730	01/2007	0	(31)	(31)
Buy	GBP	88	01/2007	1	0	1
Sell	JPY	647,011	01/2007	6	0	6
Buy		2,862,479	02/2007	0	(337)	(337)

				$114	$(368)	$(254)

See accompanying notes

Schedule of Investments

Short-Term Portfolio

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 23.5%
Banking & Finance 15.5%
Abbey National Treasury Services PLC
5.276% due 07/02/2008 (a)	$40,000	$39,982
ABX Financing Co.
5.750% due 10/15/2016	3,000	2,989
Bank of America Corp.
5.378% due 11/06/2009	1,000	1,001
5.640% due 10/14/2016	10,000	10,063
CIT Group, Inc.
5.000% due 11/24/2008	10,700	10,652
5.524% due 08/15/2008	2,250	2,256
5.580% due 05/23/2008	700	702
Citigroup Global Markets Holdings, Inc.
5.461% due 03/17/2009	7,200	7,211
CNA Financial Corp.
5.850% due 12/15/2014	3,000	3,017
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	5,105
DnB NORBank ASA
5.443% due 10/13/2009	2,000	2,001
First Union National Bank of Florida
6.180% due 02/15/2036	600	638
Ford Motor Credit Co.
6.315% due 03/21/2007	8,200	8,199
General Electric Capital Corp.
5.410% due 10/26/2009	2,400	2,401
5.460% due 06/15/2009	8,000	8,023
General Motors Acceptance Corp.
6.274% due 01/16/2007	4,450	4,450
Goldman Sachs Group, Inc.
5.406% due 12/23/2008	3,100	3,101
5.456% due 06/23/2009	17,000	17,022
5.570% due 03/02/2010	2,000	2,008
5.704% due 07/23/2009	12,100	12,186
HSBC Finance Corp.
5.300% due 08/15/2007	8,100	8,099
5.420% due 10/21/2009	2,600	2,602
5.610% due 01/15/2014	5,000	5,014
5.624% due 05/10/2010	5,050	5,078
5.799% due 06/01/2016	3,000	3,039
6.538% due 11/13/2007	4,000	4,026
International Lease Finance Corp.
5.625% due 09/20/2013	5,000	5,043
iStar Financial, Inc.
5.760% due 03/03/2008	5,000	5,014
5.950% due 10/15/2013	6,000	6,039
JPMorgan Chase & Co.
5.400% due 06/26/2009	9,000	9,010
Kaupthing Bank Hf
6.125% due 10/04/2016	3,000	3,031
Landsbanki Islands Hf
6.070% due 08/25/2009	3,000	3,024
Lehman Brothers Holdings, Inc.
5.400% due 11/24/2008	2,000	2,001
5.576% due 12/23/2010	4,000	4,014
Merrill Lynch & Co., Inc.
5.464% due 08/14/2009	8,100	8,109
Morgan Stanley
5.390% due 11/21/2008	2,000	2,001
5.499% due 02/15/2007	2,000	2,000
5.614% due 01/22/2009	2,000	2,002
5.824% due 10/18/2016	5,000	5,037
5.854% due 10/15/2015	3,000	3,033
ORIX Corp.
5.480% due 11/22/2011	5,000	4,997
Rabobank Nederland
5.370% due 04/06/2009	800	801
Residential Capital Corp.
6.000% due 02/22/2011	5,000	4,995
Riggs Capital Trust
8.875% due 03/15/2027	1,100	1,155
Royal Bank of Scotland Group PLC
5.770% due 07/06/2012	5,800	5,806
Santander U.S. Debt S.A. Unipersonal
5.426% due 11/20/2009	2,500	2,502
5.434% due 10/21/2008	5,000	5,004
SLM Corp.
5.601% due 10/25/2011	10,000	10,020
Societe Generale NY
5.299% due 06/30/2008	42,000	41,981
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008	13,300	13,323
6.115% due 09/21/2007	4,700	4,714
Wachovia Bank N.A.
5.406% due 03/23/2009	6,200	6,205
Westpac Banking Corp.
5.310% due 06/06/2008	5,600	5,601
World Savings Bank FSB
5.415% due 05/08/2009	2,000	2,001

		339,328

Industrials 5.3%
AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,404
5.875% due 10/15/2012	3,000	3,009
Avon Products, Inc.
5.125% due 01/15/2011	4,000	3,965
Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,526
Comcast Corp.
5.300% due 01/15/2014	5,000	4,904
5.674% due 07/14/2009	900	903
DaimlerChrysler N.A. Holding Corp.
5.600% due 03/07/2007	10,700	10,702
5.750% due 09/08/2011	14,000	13,979
5.833% due 09/10/2007	12,500	12,530
Hewlett-Packard Co.
5.496% due 05/22/2009	7,700	7,717
Historic TW, Inc.
8.180% due 08/15/2007	3,900	3,965
HJ Heinz Co.
6.428% due 12/01/2008	6,800	6,924
Johnson Controls, Inc.
5.250% due 01/15/2011	5,000	4,965
5.500% due 01/15/2016	3,000	2,947
Kraft Foods, Inc.
5.625% due 11/01/2011	3,000	3,035
Kroger Co.
5.500% due 02/01/2013	4,000	3,962
Lennar Corp.
5.950% due 10/17/2011	3,000	3,021
Sealed Air Corp.
5.625% due 07/15/2013	5,000	4,954
Time Warner, Inc.
5.875% due 11/15/2016	5,000	4,997
Transocean, Inc.
5.566% due 09/05/2008	8,100	8,109
Viacom, Inc.
5.750% due 04/30/2011	3,000	3,004
Weatherford International Ltd.
4.950% due 10/15/2013	2,500	2,398
Wyeth
5.500% due 03/15/2013	2,500	2,519

		117,439

Utilities 2.7%
America Movil S.A. de C.V.
5.466% due 06/27/2008	10,000	9,993
BellSouth Corp.
5.474% due 08/15/2008	3,800	3,804
Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	2,899
5.554% due 11/14/2008	2,800	2,802
5.662% due 09/28/2007	5,100	5,103
DPL, Inc.
6.875% due 09/01/2011	2,500	2,638
Entergy Gulf States, Inc.
3.600% due 06/01/2008	8,850	8,619
Exelon Corp.
6.750% due 05/01/2011	3,000	3,137
Florida Power Corp.
5.774% due 11/14/2008	3,400	3,408
Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,209
Public Service Enterprise Group, Inc.
5.740% due 09/21/2008	2,600	2,603
Verizon Global Funding Corp.
5.504% due 08/15/2007	1,100	1,100
Vodafone Group PLC
5.424% due 06/29/2007	7,700	7,701

		60,016

Total Corporate Bonds & Notes (Cost $516,696)		516,783

U.S. GOVERNMENT AGENCIES 24.5%
Fannie Mae
3.000% due 01/25/2025	70	68
3.500% due 02/25/2013 - 01/25/2025	2,671	2,634
3.575% due 08/01/2033	433	426
3.664% due 08/01/2033	89	87
3.723% due 05/01/2033	105	105
3.863% due 08/01/2033	187	184
3.914% due 09/01/2033	584	566
3.933% due 06/01/2033	1,081	1,068
3.941% due 05/01/2034	322	315
3.974% due 11/01/2033	951	921
3.979% due 08/01/2034	1,050	1,024
3.980% due 03/01/2034	385	379
3.992% due 06/01/2033	884	872
4.000% due 07/01/2013 - 11/25/2016	20,986	20,334
4.022% due 06/01/2034	179	177
4.067% due 06/01/2033	2,466	2,439
4.090% due 03/01/2034	552	545
4.095% due 02/01/2035	179	175
4.118% due 11/01/2034	281	278
4.124% due 12/01/2034	294	289
4.155% due 09/01/2033	1,051	1,023
4.157% due 03/01/2034	1,426	1,407
4.161% due 01/01/2035	240	235
4.163% due 08/01/2035	2,133	2,103
4.164% due 09/01/2033	246	244
4.166% due 05/01/2033	370	368
4.168% due 04/01/2034	2,489	2,454
4.190% due 11/01/2034	192	191
4.200% due 11/01/2033	853	834
4.213% due 06/01/2034	927	916
4.216% due 05/01/2033	338	337
4.231% due 06/01/2033	1,436	1,426
4.233% due 12/01/2034	187	183
4.247% due 01/01/2034 - 03/01/2034	635	631
4.250% due 04/25/2028 - 12/01/2033	2,131	2,110
4.253% due 07/01/2035	860	844
4.275% due 04/01/2034	697	689
4.277% due 03/01/2034	924	909
4.279% due 03/01/2035	3,733	3,673
4.295% due 03/01/2033	90	88
4.298% due 05/01/2034	4,549	4,499
4.300% due 04/01/2034	655	649
4.323% due 06/01/2034	255	252
4.324% due 01/01/2034	799	790
4.330% due 01/01/2035	964	948
4.338% due 10/01/2033	95	95
4.354% due 04/01/2033	63	63
4.362% due 02/01/2033	140	141
4.365% due 03/01/2035	373	365
4.395% due 04/01/2033	374	377
4.421% due 08/01/2033	2,811	2,787
4.433% due 04/01/2034	358	354
4.470% due 01/01/2035	995	982
4.500% due 01/01/2013 - 12/25/2017	4,124	4,036
4.510% due 11/01/2033	1,735	1,726
4.521% due 12/01/2034	246	243
4.523% due 11/01/2034	154	152
4.538% due 07/01/2035	6,938	6,834
4.545% due 01/01/2034	1,862	1,854
4.550% due 01/01/2033	242	243
4.552% due 11/01/2033	426	427
4.556% due 04/01/2035	2,057	2,076
4.566% due 08/01/2034	3,923	3,891
4.567% due 09/01/2032	442	435
4.573% due 07/01/2035	1,193	1,182
4.574% due 08/01/2034 - 05/01/2035	5,025	4,991
4.576% due 05/01/2033	2,340	2,311
4.583% due 02/01/2035	269	264
4.586% due 03/01/2035	3,509	3,466
4.657% due 10/01/2034	151	150
4.658% due 08/01/2035	2,645	2,628
4.661% due 07/01/2033	94	94
4.663% due 08/01/2035	3,595	3,549
4.666% due 02/01/2035	3,315	3,292
4.673% due 03/01/2033	2,125	2,110
4.679% due 10/01/2034	7,844	7,779
4.692% due 04/01/2033	908	901
4.704% due 10/01/2035	798	789
4.707% due 10/01/2035	1,021	1,010
4.738% due 03/01/2035	1,526	1,514
4.750% due 03/01/2034 - 07/01/2034	2,040	2,024
4.776% due 11/01/2034 - 07/01/2035	1,292	1,283
4.777% due 11/01/2034	4,092	4,063
4.786% due 12/01/2032	516	513
4.787% due 09/01/2035	3,319	3,301
4.798% due 11/01/2032 - 01/01/2033	2,350	2,344
4.812% due 07/01/2035	401	399
4.824% due 02/01/2035	194	193
4.829% due 02/01/2035	576	574
4.830% due 11/01/2043	810	799
4.852% due 10/01/2034	2,275	2,259
4.856% due 10/01/2034	3,985	3,967
4.865% due 02/01/2035	638	635
4.868% due 01/01/2035	337	335
4.878% due 05/01/2035	8,079	8,050
4.884% due 10/01/2035	2,358	2,355
4.895% due 12/01/2034	624	621
4.903% due 04/01/2035	321	319
4.921% due 02/01/2035	250	249
4.933% due 03/01/2035	2,114	2,106
4.934% due 01/01/2033	2,978	2,961
4.945% due 09/01/2035	6,298	6,266
4.946% due 02/01/2034	516	512
4.956% due 12/01/2018 - 05/01/2035	1,210	1,204
4.960% due 05/01/2035	543	539
4.988% due 01/01/2036	4,862	4,847
4.991% due 09/01/2034	2,902	2,863
5.000% due 11/01/2009 - 12/01/2035	11,115	11,040
5.048% due 05/01/2035	5,512	5,513
5.052% due 12/01/2035	837	834
5.074% due 11/01/2035	4,349	4,336
5.079% due 07/01/2036	1,448	1,446
5.086% due 01/01/2035	4,444	4,442
5.096% due 03/01/2036	1,592	1,586
5.128% due 06/01/2035 - 12/01/2035	3,637	3,645
5.166% due 03/01/2033	310	307
5.199% due 09/01/2035	1,164	1,169
5.219% due 09/01/2034	3,637	3,636
5.243% due 04/01/2033	2,075	2,073
5.263% due 08/01/2032	580	577
5.277% due 02/01/2036	182	181
5.306% due 06/01/2035	2,995	2,990
5.387% due 12/01/2035	995	1,004
5.407% due 10/01/2035 (e)	11,998	12,009
5.410% due 12/25/2036	1,948	1,952
5.470% due 03/25/2034	866	867
5.500% due 02/01/2009 - 01/01/2037	41,156	40,696
5.526% due 12/01/2032	562	561
5.555% due 05/01/2036	5	5
5.560% due 05/01/2036	287	290
5.561% due 05/01/2036	2,310	2,329
5.590% due 05/01/2032	436	437
5.618% due 08/01/2046	1,475	1,486
5.640% due 10/01/2036	6,028	6,061
5.700% due 05/25/2042	140	140
5.750% due 06/25/2032	36	36
5.800% due 06/01/2032	168	170
5.850% due 12/25/2031	483	489
5.875% due 12/25/2013	100	100
5.950% due 02/25/2044	5,938	5,930
5.958% due 03/01/2044 - 07/01/2044	6,459	6,506
5.975% due 03/25/2008	177	178
6.000% due 11/25/2015 - 08/25/2044	4,395	4,435
6.011% due 01/01/2019	535	538
6.012% due 07/01/2029	98	100
6.025% due 10/25/2022	214	217
6.032% due 09/01/2035	7,266	7,393
6.100% due 02/25/2009	231	232
6.175% due 12/25/2008	313	315
6.216% due 09/01/2036	97	99
6.500% due 12/25/2016 - 12/25/2042	889	899
6.525% due 09/25/2023 - 10/25/2023	372	383
6.721% due 11/01/2035	1,623	1,662
6.722% due 11/01/2035	572	585
7.000% due 02/01/2011 - 02/25/2023	180	186
7.107% due 07/01/2018	106	107
7.129% due 12/01/2040	473	480
7.269% due 11/01/2025	213	215
7.305% due 09/01/2029	515	521
7.406% due 06/01/2030	171	173
7.500% due 05/01/2028	157	163
7.775% due 05/01/2030	29	29
8.000% due 10/01/2026	238	251
9.000% due 04/01/2020 - 01/01/2026	314	339
9.500% due 07/01/2021 - 06/01/2025	227	249
Federal Home Loan Bank
0.000% due 02/05/2007	16,000	15,720
4.100% due 11/19/2008	500	491
Freddie Mac
2.500% due 04/15/2013	1,516	1,482
3.000% due 05/15/2022	100	97
3.500% due 03/01/2009 - 03/15/2022	2,342	2,289
3.800% due 02/17/2009	5,000	4,863
3.899% due 08/01/2033	261	256
3.900% due 05/01/2034	1,195	1,165
3.922% due 06/01/2033	123	121
4.000% due 05/01/2008 - 10/15/2023	4,421	4,328
4.016% due 03/01/2034	2,647	2,594
4.096% due 04/01/2034	1,763	1,729
4.118% due 11/01/2033	268	263
4.195% due 07/01/2034	640	627
4.221% due 03/01/2034	3,240	3,185
4.266% due 12/01/2033	1,013	997
4.285% due 12/01/2034	406	404
4.299% due 12/01/2033	680	669
4.301% due 11/01/2034	3,800	3,745
4.321% due 10/01/2033	1,607	1,593
4.379% due 01/01/2035	730	719
4.423% due 12/01/2033	795	783
4.493% due 03/01/2035 - 08/01/2035	3,527	3,502
4.500% due 03/01/2013 - 08/15/2027	25,626	25,204
4.539% due 09/01/2034	256	252
4.550% due 03/01/2035	5,320	5,261
4.569% due 12/01/2034	121	119
4.575% due 11/01/2034	1,735	1,713
4.612% due 01/01/2035	113	112
4.655% due 03/01/2035	1,319	1,310
4.804% due 02/01/2035	412	407
4.816% due 05/01/2035	5,591	5,539
4.826% due 03/01/2035	814	808
4.837% due 07/01/2035	1,386	1,374
4.919% due 12/01/2034	3,327	3,304
4.932% due 07/01/2033	92	90
4.938% due 12/01/2032	303	304
4.958% due 04/01/2034	63	63
5.000% due 09/01/2007 - 02/15/2025	11,963	11,893
5.004% due 05/01/2035	1,734	1,733
5.005% due 05/01/2033	65	64
5.015% due 06/01/2035	173	173
5.021% due 03/01/2035	93	93
5.125% due 09/01/2034	451	450
5.176% due 03/01/2035	1,558	1,557
5.254% due 09/01/2035	997	993
5.300% due 10/01/2035	2,503	2,505
5.368% due 12/01/2035	5,784	5,799
5.427% due 01/01/2030	239	240
5.429% due 02/01/2036	346	348
5.500% due 03/15/2022 - 08/15/2030	38,082	38,148
5.610% due 08/25/2031	1,418	1,425
5.630% due 09/25/2031	1,660	1,661
5.632% due 02/01/2019	169	171
5.655% due 12/01/2035	1,416	1,424
5.699% due 03/01/2036	157	157
5.700% due 12/15/2030	4,522	4,532
5.708% due 08/01/2036	996	1,006
5.875% due 10/15/2026	472	477
5.900% due 02/15/2032	696	699
5.958% due 10/25/2044 - 02/25/2045	1,783	1,791
5.975% due 03/15/2023	563	568
6.000% due 11/15/2008 - 10/01/2033	6,115	6,192
6.038% due 07/01/2019	19	19
6.158% due 07/25/2044	10,719	10,776
6.250% due 12/15/2023 - 03/15/2028	3,822	3,839
6.257% due 11/01/2031	566	572
6.299% due 03/15/2029	1,311	1,347
6.464% due 03/01/2030	420	427
7.031% due 09/01/2034	288	288
Government National Mortgage Association
4.000% due 09/16/2025	536	530
5.125% due 10/20/2029	3,354	3,402
5.250% due 01/20/2030	43	43
5.375% due 01/20/2027	1,338	1,355
5.500% due 09/20/2029 - 07/20/2031	3,403	3,406
5.700% due 06/20/2032	208	209
5.750% due 07/20/2026 - 02/16/2032	427	429
5.850% due 04/16/2032	226	228
6.000% due 01/20/2020— 03/20/2032	2,285	2,286
6.500% due 07/20/2017	648	651
8.500% due 12/20/2026— 11/20/2027	100	107
Small Business Administration
5.090% due 10/01/2025	3,447	3,420

Total U.S. Government Agencies (Cost $538,552)		538,888

MORTGAGE-BACKED SECURITIES 25.5%
ABN AMRO Mortgage Corp.
5.000% due 02/25/2018	2,489	2,478
Adjustable Rate Mortgage Trust
4.594% due 05/25/2035	1,722	1,693
4.727% due 01/25/2036	5,100	5,062
5.600% due 10/25/2035	80	80
American Home Mortgage Investment Trust
4.390% due 02/25/2045	1,481	1,457
Arkle Master Issuer PLC
5.330% due 11/19/2007	2,000	2,003
Banc of America Alternative Loan Trust
5.000% due 06/25/2019	2,368	2,340
Banc of America Funding Corp.
4.105% due 03/20/2035	296	292
4.114% due 05/25/2035	3,177	3,105
4.506% due 11/20/2034	7,870	7,763
Banc of America Mortgage Securities
5.276% due 10/25/2035	329	323
5.500% due 04/25/2033	965	962
6.500% due 09/25/2033	1,350	1,363
Bear Stearns Adjustable Rate Mortgage Trust
4.173% due 11/25/2034	6,112	6,109
4.636% due 01/25/2034	2,107	2,102
4.750% due 10/25/2035	17,531	17,343
4.781% due 01/25/2034	1,417	1,401
4.948% due 10/25/2033	67	67
5.056% due 04/25/2033	16	16
5.625% due 02/25/2033	65	64
Bear Stearns Alt-A Trust
5.510% due 02/25/2034	3,000	3,002
5.550% due 02/25/2034	12,234	12,239
5.840% due 11/25/2036	1,340	1,344
Bear Stearns Commercial Mortgage Securities
3.970% due 11/11/2035	11,991	11,713
6.440% due 06/16/2030	7,100	7,187
Chase Mortgage Finance Corp.
5.250% due 01/25/2034	3,727	3,685
Citicorp Mortgage Securities, Inc.
5.000% due 04/25/2018	6,000	5,945
5.000% due 02/25/2035	200	190
5.500% due 09/25/2035	1,509	1,499
Citigroup Commercial Mortgage Trust
5.420% due 11/15/2036	4,792	4,801
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	3,600	3,647
Countrywide Alternative Loan Trust
5.158% due 07/25/2034	1,684	1,672
5.530% due 02/20/2047	6,946	6,970
5.620% due 12/25/2035	3,406	3,422
5.630% due 12/25/2035	1,322	1,326
5.650% due 08/25/2035	2,819	2,828
5.670% due 09/25/2035	8,722	8,758
6.196% due 08/25/2036	1,836	1,855
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2034	251	250
5.500% due 11/25/2035	6,431	6,423
5.500% due 01/25/2046 (a)	2,700	2,705
5.580% due 05/25/2035	648	649
5.620% due 05/25/2034	227	227
5.620% due 02/25/2035	529	531
5.640% due 03/25/2035	4,420	4,436
5.670% due 03/25/2035	20,885	20,943
5.690% due 06/25/2035	8,329	8,318
CS First Boston Mortgage Securities Corp.
4.586% due 10/25/2033	9,406	9,227
5.900% due 08/25/2033	703	705
6.500% due 04/25/2033	558	559
7.387% due 11/25/2032	56	56
First Horizon Alternative Mortgage Securities
5.316% due 07/25/2035	1,054	1,053
5.423% due 09/25/2035	231	230
First Horizon Asset Securities, Inc.
4.924% due 02/25/2035	951	945
5.000% due 03/25/2034	6,985	6,902
6.000% due 05/25/2036	2,283	2,292
First Republic Mortgage Loan Trust
5.650% due 08/15/2032	3,458	3,466
5.670% due 06/25/2030	1,247	1,248
5.700% due 11/15/2031	666	668
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	7,640	7,588
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046	3,576	3,579
5.430% due 01/25/2047	2,000	2,000
GSR Mortgage Loan Trust
4.500% due 08/25/2019	165	162
4.540% due 09/25/2035	11,161	10,971
4.603% due 03/25/2033	178	174
5.021% due 05/25/2035	368	366
6.000% due 03/25/2032	96	95
GSRPM Mortgage Loan Trust
5.750% due 11/25/2031	1,873	1,877
Harborview Mortgage Loan Trust
5.440% due 12/19/2036	14,235	14,259
5.540% due 12/19/2036	22,587	22,626
5.550% due 02/19/2046	189	189
5.590% due 01/19/2036	835	838
5.600% due 01/19/2036	12,261	12,305
5.660% due 11/19/2035	1,417	1,422
Impac CMB Trust
6.250% due 10/25/2033	2,660	2,663
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037 (e)	15,542	15,557
Indymac Index Mortgage Loan Trust
5.440% due 11/25/2046	1,868	1,875
5.450% due 01/25/2037	1,966	1,968
5.570% due 04/25/2046	3,491	3,496
5.740% due 05/25/2034	4,043	4,054
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	10,000	9,890
JPMorgan Mortgage Trust
4.848% due 12/25/2034	873	860
4.861% due 12/25/2034	269	267
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021	9,299	9,305
MASTR Asset Securitization Trust
5.000% due 04/25/2018	8,526	8,452
5.500% due 09/25/2033	2,302	2,267
Merrill Lynch Floating Trust
5.420% due 06/15/2022	1,816	1,817
Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	9,975
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	229	227
Residential Accredit Loans, Inc.
5.650% due 08/25/2035	1,690	1,693
Residential Asset Mortgage Products, Inc.
5.780% due 02/25/2033	1,857	1,858
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	266	268
Sequoia Mortgage Trust
5.660% due 11/20/2033	252	252
5.670% due 05/20/2034	2,380	2,382
5.700% due 07/20/2033	6,843	6,867
5.730% due 10/20/2027	977	979
Structured Adjustable Rate Mortgage Loan Trust
4.969% due 07/25/2034	722	720
Structured Asset Mortgage Investments, Inc.
5.570% due 05/25/2036	10,972	10,988
5.660% due 12/25/2035	1,062	1,065
5.680% due 09/19/2032	1,703	1,705
5.700% due 03/19/2034	1,556	1,559
7.302% due 02/19/2035	3,940	3,963
Structured Asset Securities Corp.
4.791% due 11/25/2033	502	498
5.345% due 10/25/2035	1,901	1,899
5.400% due 05/25/2036	5,107	5,110
5.450% due 03/25/2033	4,333	4,277
6.947% due 05/25/2032	326	327
TBW Mortgage-Backed Pass-Through Certificates
5.450% due 09/25/2036	3,387	3,391
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	2,975	2,974
5.460% due 04/25/2036	1,917	1,919
5.470% due 04/25/2036	2,000	1,996
5.470% due 12/25/2036	5,255	5,259
5.660% due 06/25/2044	1,200	1,202
Wachovia Bank Commercial Mortgage Trust
5.440% due 09/15/2021	7,907	7,912
Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	554	552
6.648% due 02/25/2031	63	63
6.944% due 02/25/2033	410	411
Washington Mutual, Inc.
4.380% due 12/25/2032	949	940
4.641% due 03/25/2035	919	907
4.673% due 05/25/2035	2,200	2,167
4.838% due 10/25/2035	271	268
5.114% due 10/25/2032	418	416
5.568% due 12/25/2046	1,929	1,935
5.590% due 12/25/2045	2,894	2,904
5.590% due 06/25/2046	5,000	5,011
5.610% due 11/25/2045	4,102	4,118
5.620% due 12/25/2027	7,027	7,030
5.640% due 07/25/2045	8,380	8,413
5.640% due 10/25/2045	9,224	9,242
5.660% due 01/25/2045	15,570	15,608
5.710% due 12/25/2045	5,000	5,023
5.745% due 11/25/2034	13,040	13,102
5.770% due 09/25/2046	792	797
5.777% due 08/25/2046	7,876	7,917
5.882% due 11/25/2046	1,673	1,682
6.027% due 11/25/2042	1,895	1,903
6.227% due 06/25/2042	2,077	2,080
6.227% due 08/25/2042	163	164
Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	10,031	9,756
4.544% due 03/25/2035	381	376
4.732% due 07/25/2034	6,369	6,263
4.950% due 03/25/2036	4,006	3,961
4.965% due 10/25/2035	5,028	5,049
5.003% due 10/25/2035	395	391
5.088% due 03/25/2036	10,926	10,860

Total Mortgage-Backed Securities (Cost $561,499)		561,435

ASSET-BACKED SECURITIES 25.1%
Aames Mortgage Investment Trust
5.410% due 04/25/2036	1,346	1,347
Accredited Mortgage Loan Trust
5.510% due 09/25/2035	3,800	3,803
ACE Securities Corp.
5.370% due 08/25/2036	1,838	1,839
5.370% due 12/25/2036	1,914	1,915
5.460% due 10/25/2035	3,213	3,216
5.550% due 06/25/2035	1,007	1,008
AFC Home Equity Loan Trust
6.060% due 12/22/2027	63	63
American Express Credit Account Master Trust
5.460% due 12/15/2009	1,900	1,902
5.460% due 09/15/2010	2,100	2,104
Ameriquest Mortgage Securities, Inc.
5.430% due 01/25/2036	475	475
Amortizing Residential Collateral Trust
5.640% due 07/25/2032	56	56
5.700% due 10/25/2031	858	859
Argent Securities, Inc.
5.370% due 10/25/2036	1,780	1,781
5.430% due 01/25/2036	1,626	1,627
5.430% due 03/25/2036	4,422	4,426
5.440% due 07/25/2036	6,500	6,505
Asset-Backed Funding Certificates
5.380% due 11/25/2036	6,420	6,425
5.700% due 06/25/2034	1,537	1,539
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	7,684	7,689
Bank One Issuance Trust
5.460% due 12/15/2010	8,400	8,420
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	5,982	5,986
5.379% due 10/25/2036	6,760	6,731
5.400% due 10/25/2036	1,947	1,947
5.440% due 04/25/2036	2,674	2,676
5.470% due 11/25/2035	5,218	5,223
5.680% due 10/25/2032	672	673
5.680% due 01/25/2036	2,089	2,091
5.800% due 03/25/2043	1,639	1,643
Capital One Auto Finance Trust
5.340% due 12/14/2007	4,000	4,003
Carrington Mortgage Loan Trust
5.470% due 10/25/2035	1,996	1,998
Chase Credit Card Master Trust
5.460% due 10/15/2010	6,834	6,851
5.460% due 02/15/2011	10,600	10,631
6.150% due 02/15/2011	5,000	5,056
Chase Issuance Trust
5.360% due 12/15/2010	3,200	3,203
5.370% due 02/15/2012	17,500	17,529
CIT Group Home Equity Loan Trust
5.620% due 06/25/2033	122	122
Citibank Credit Card Issuance Trust
5.435% due 03/20/2009	5,400	5,404
Citigroup Mortgage Loan Trust, Inc.
5.400% due 10/25/2036	5,072	5,075
5.400% due 11/25/2036	1,967	1,968
Countrywide Asset-Backed Certificates
5.370% due 03/25/2037	4,503	4,506
5.370% due 05/25/2037	7,344	7,348
5.380% due 03/25/2037	1,524	1,525
5.380% due 01/25/2046	6,302	6,307
5.400% due 01/25/2037	6,543	6,551
5.400% due 05/25/2037	6,232	6,230
5.410% due 09/25/2046	3,062	3,064
5.450% due 01/25/2036	10	10
5.460% due 10/25/2046	7,402	7,406
5.720% due 05/25/2032	153	154
Credit-Based Asset Servicing & Securitization LLC
5.470% due 10/25/2036	915	916
CS First Boston Mortgage Securities Corp.
5.321% due 04/25/2035	3,000	2,967
5.660% due 01/25/2032	353	353
DaimlerChrysler Auto Trust
5.329% due 12/08/2007	4,000	4,004
Equifirst Mortgage Loan Trust
5.600% due 07/25/2034	936	937
Equity One Asset-Backed Securities, Inc.
5.650% due 04/25/2034	720	724
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	8,161	8,166
5.370% due 12/25/2036	4,850	4,852
5.380% due 05/25/2036	562	562
5.450% due 11/25/2035	2,495	2,497
5.730% due 10/25/2034	186	187
First NLC Trust
5.470% due 02/25/2036	465	465
Fremont Home Loan Trust
5.370% due 10/25/2036	1,745	1,746
5.390% due 02/25/2037	1,013	1,014
5.410% due 01/25/2037	2,000	1,999
5.440% due 01/25/2036	97	97
5.520% due 01/25/2036	2,000	2,002
GSAMP Trust
5.360% due 10/25/2036	1,913	1,914
5.390% due 09/25/2036	1,658	1,659
5.410% due 04/25/2036	455	456
5.460% due 09/25/2035	108	108
GSR Mortgage Loan Trust
5.450% due 11/25/2030	420	420
HFC Home Equity Loan Asset-Backed Certificates
5.700% due 09/20/2033	2,417	2,426
Home Equity Asset Trust
5.650% due 11/25/2032	8	8
Honda Auto Receivables Owner Trust
5.342% due 11/15/2007	6,009	6,012
HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	4,408	4,410
5.400% due 12/25/2036	6,804	6,791
5.460% due 12/25/2036	9,000	8,934
Hyundai Auto Receivables Trust
5.348% due 11/15/2007	1,499	1,499
Indymac Residential Asset-Backed Trust
5.390% due 08/25/2036	817	818
5.450% due 03/25/2036	366	367
Irwin Home Equity
5.890% due 07/25/2032	660	661
JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	1,835	1,836
5.370% due 08/25/2036	2,526	2,527
5.420% due 11/25/2036	1,727	1,728
5.430% due 08/25/2036	3,780	3,783
5.440% due 10/25/2036	1,933	1,934
5.560% due 06/25/2035	3,977	3,988
Lehman XS Trust
5.420% due 05/25/2046	1,432	1,433
5.430% due 07/25/2046	1,896	1,897
Long Beach Mortgage Loan Trust
5.360% due 11/25/2036	7,417	7,422
5.380% due 06/25/2036	1,231	1,232
5.410% due 04/25/2036	469	470
5.420% due 11/25/2035	1,626	1,627
5.500% due 08/25/2035	1,838	1,840
5.630% due 10/25/2034	3,865	3,869
5.700% due 03/25/2032	95	97
MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	3,270	3,272
MBNA Credit Card Master Note Trust
5.450% due 12/15/2011	4,800	4,816
5.560% due 03/15/2011	1,900	1,909
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	6,126	6,130
5.400% due 09/25/2037	6,654	6,657
5.440% due 10/25/2037	3,750	3,752
Morgan Stanley ABS Capital I
5.360% due 10/25/2036	1,918	1,918
5.370% due 09/25/2036	5,112	5,116
5.370% due 10/25/2036	1,930	1,930
5.380% due 06/25/2036	1,319	1,320
5.390% due 06/25/2036	1,373	1,373
5.390% due 07/25/2036	4,238	4,241
5.420% due 10/25/2036	10,000	9,997
5.450% due 09/25/2035	2,701	2,703
5.460% due 07/25/2035	1,046	1,047
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	6,980	6,983
5.430% due 11/25/2036	15,000	15,010
Nelnet Student Loan Trust
5.338% due 09/25/2012	4,000	4,000
New Century Home Equity Loan Trust
5.420% due 08/25/2036	929	930
5.460% due 09/25/2035	131	131
5.470% due 10/25/2035	172	172
5.610% due 06/25/2035	5,270	5,281
Nissan Auto Lease Trust
5.347% due 12/14/2007	1,768	1,770
Option One Mortgage Loan Trust
5.360% due 02/25/2037	3,863	3,866
5.400% due 07/25/2036	1,416	1,417
5.450% due 11/25/2035	2,628	2,630
Park Place Securities, Inc.
5.510% due 09/25/2035	206	206
Quest Trust
5.430% due 12/25/2035	274	274
Renaissance Home Equity Loan Trust
5.700% due 08/25/2032	80	80
5.790% due 08/25/2033	726	728
5.850% due 12/25/2033	2,087	2,104
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	1,822	1,823
5.450% due 05/25/2035	488	488
5.460% due 05/25/2025	1,254	1,255
Residential Asset Securities Corp.
5.390% due 11/25/2036	1,923	1,925
5.400% due 02/25/2036	3,197	3,199
5.400% due 10/25/2036	1,314	1,315
5.420% due 07/25/2036	5,219	5,223
5.420% due 11/25/2036	2,685	2,687
SACO I, Inc.
5.460% due 11/25/2020	126	126
Salomon Brothers Mortgage Securities VII
5.650% due 03/25/2032	658	659
Saxon Asset Securities Trust
5.380% due 11/25/2036	4,457	4,460
5.620% due 01/25/2032	158	158
SBI HELOC Trust
5.490% due 08/25/2036	642	642
Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036	1,797	1,798
SLM Student Loan Trust
5.323% due 07/25/2013	2,000	2,000
5.527% due 04/25/2012	357	358
5.557% due 01/25/2013	231	231
Soundview Home Equity Loan Trust
5.360% due 11/25/2036	2,255	2,257
5.380% due 11/25/2036	5,249	5,248
5.410% due 01/25/2037	9,200	9,206
5.420% due 10/25/2036	1,836	1,837
5.450% due 01/25/2037	10,000	10,006
5.460% due 11/25/2035	2,862	2,864
5.580% due 06/25/2035	2,219	2,222
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	1,547	1,548
5.395% due 11/25/2037	5,386	5,384
5.450% due 11/25/2037	13,000	13,008
5.470% due 06/25/2036	983	984
5.690% due 01/25/2034	50	50
Structured Asset Investment Loan Trust
5.370% due 07/25/2036	10,687	10,694
5.440% due 07/25/2035	602	602
5.460% due 08/25/2035	2,126	2,127
5.460% due 11/25/2035	13,428	13,438
5.470% due 09/25/2035	1,823	1,824
Structured Asset Securities Corp.
5.370% due 09/25/2036	2,526	2,528
5.370% due 10/25/2036	7,793	7,799
5.430% due 11/25/2035	7,310	7,316
5.610% due 01/25/2033	801	804
Triad Auto Receivables Owner Trust
5.341% due 11/13/2007	2,904	2,906
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032	5,000	5,316
Wachovia Auto Owner Trust
5.358% due 11/09/2007	1,553	1,554
Wells Fargo Home Equity Trust
5.390% due 07/25/2036	3,351	3,353
5.460% due 11/25/2035	5,745	5,748
5.590% due 10/25/2035	7,200	7,215
WMC Mortgage Loan Pass-Through Certificates
6.030% due 05/15/2030	300	300

Total Asset-Backed Securities (Cost $552,654)		552,812

SOVEREIGN ISSUES 0.4%
Mexico Government International Bond
6.073% due 01/13/2009	9,000	9,092

Total Sovereign Issues (Cost $9,093)		9,092

SHORT-TERM INSTRUMENTS 8.5%
Commercial Paper 8.0%
ASB Finance Ltd.
5.250% due 03/20/2007	10,346	10,224
Barclays U.S. Funding Corp.
5.260% due 03/26/2007	108,300	106,928
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	10,000	9,748
Rabobank USA Financial Corp.
5.280% due 01/02/2007	48,100	48,100
Skandinaviska Enskilda Banken AB
5.300% due 01/26/2007	400	399

		175,399

Repurchase Agreements 0.2%
Lehman Brothers, Inc.
4.850% due 01/02/2007	4,000	4,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $4,098. Repurchase proceeds are $4,002.)

Tri-Party Repurchase Agreements 0.2%
State Street Bank and Trust Co.
4.900% due 01/02/2007	4,423	4,423
(Dated 12/29/2006. Collateralized by Freddie Mac 5.500% due 01/18/2008 valued at $4,516. Repurchase proceeds are $4,425.)

U.S. Treasury Bills 0.1%
4.805% due 03/01/2007 - 03/15/2007 (b)(c)(f)	3,335	3,299

Total Short-Term Instruments (Cost $187,207)		187,121

Purchased Options (h) 0.1% (Cost $1,882)		3,047
Total Investments (d) 107.6% (Cost $2,367,583)		$2,369,178
Written Options (i) (0.2%) (Premiums $1,915)		$(3,593)
Other Assets and Liabilities (Net) (7.4%)		(164,788)

Net Assets 100.0%		$2,200,797

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $743 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(d) As of December 31, 2006, portfolio securities with an aggregate value of $135,390 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) The average amount of borrowing outstanding during the period ended December 31, 2006 was $17,969 at a weighted average interest rate of 5.344%. On December 31, 2006, securities valued at $12,009 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $2,556 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2008	942	$(102)
U.S. Treasury 10-Year Note March Futures	Short	03/2007	577	730

				$628

(g) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.455%)	3/20/2016	$3,000	(20)
Bank of America	Longshore CDO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 05/03/2046	Buy	(3.530%)	5/3/2046	1,000	(7)
Bank of America	Kefton CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 01/09/2047	Buy	(1.750%)	1/9/2047	2,000	(10)
Barclays Bank PLC	iStar Financial, Inc. floating rate based on 3-Month USD-LIBOR plus 0.390% due 03/03/2008	Buy	(0.100%)	3/20/2008	5,000	(1)
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.580%)	9/20/2011	4,000	(18)
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%)	9/20/2011	5,000	(12)
Barclays Bank PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%)	12/20/2016	5,000	(20)
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	6/20/2011	3,000	4
Bear Stearns & Co., Inc.	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.560%)	12/20/2013	6,000	(10)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%)	3/20/2014	5,000	(1)
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%)	3/20/2016	3,000	6
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	6/20/2016	5,000	48
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	6/20/2016	3,000	(15)
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.500%)	12/20/2016	3,000	(7)
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%)	12/20/2013	5,000	0
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%)	12/20/2014	3,100	1
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%)	3/20/2011	8,000	0
Credit Suisse First Boston	Dayton Power & Light, Inc. 6.875% due 09/01/2011	Buy	(0.330%)	9/20/2011	2,600	(8)
Deutsche Bank AG	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	3/20/2008	15,000	3
Deutsche Bank AG	Weatherford International Ltd. 4.950% due 10/15/2013	Buy	(0.410%)	12/20/2013	2,500	14
Deutsche Bank AG	Bank of America Corp. 5.625% due 10/14/2016	Buy	(0.180%)	12/20/2016	10,000	(4)
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Sell	0.157%	12/20/2016	25,000	(3)
Deutsche Bank AG	Kaupthing Bank Hf 6.125% due 10/04/2016	Buy	(0.600%)	12/20/2016	3,000	(3)
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	3/20/2007	8,100	27
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	3/20/2008	10,000	4
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.060%	12/20/2011	25,000	5
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.320%	2/20/2007	5,000	3
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%	11/20/2007	10,000	6
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	6/20/2007	3,000	57
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.190%	1/20/2009	5,000	(2)
JPMorgan Chase & Co.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.300%	1/20/2009	10,000	1
JPMorgan Chase & Co.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.280%)	3/20/2011	5,000	(12)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.068%	12/20/2011	75,000	37
JPMorgan Chase & Co.	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.660%)	12/20/2011	3,000	(18)
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.650%)	12/20/2012	3,000	(31)
JPMorgan Chase & Co.	Montrose Harbor CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.380% due 12/05/2051	Buy	(1.750%)	12/5/2051	2,500	(6)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	6/20/2007	700	10
Lehman Brothers, Inc.	Residential Capital LLC 6.000% due 02/22/2011	Buy	(0.580%)	3/20/2011	5,000	37
Lehman Brothers, Inc.	International Lease Finance Corp. 5.625% due 09/20/2013	Buy	(0.220%)	9/20/2013	5,200	(14)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Sell	0.145%	12/20/2016	25,000	(25)
Merrill Lynch & Co., Inc.	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.290%)	6/20/2011	3,200	0
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%)	12/20/2011	5,000	(7)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%	10/20/2007	2,200	4
Morgan Stanley	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.140%	12/20/2007	10,000	2
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.430%	12/20/2007	10,000	12
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.290%	12/20/2007	10,000	6
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.560%)	3/20/2013	4,000	(25)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%)	3/20/2013	2,500	(3)
Morgan Stanley	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.590%)	9/20/2013	5,000	(27)
Royal Bank of Scotland Group PLC	Landsbanki Islands Hf floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	9/20/2009	3,000	(5)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480%)	9/20/2011	5,000	(1)
Royal Bank of Scotland Group PLC	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011	3,000	(2)
Royal Bank of Scotland Group PLC	SLM Corp. floating rate based on 3-Month USD-LIBOR plus 0.230% due 10/25/2011	Buy	(0.190%)	12/20/2011	10,000	9
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%)	12/20/2015	2,500	(24)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%)	12/20/2015	3,000	8
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	5,000	8
UBS AG	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%)	6/20/2011	2,500	(9)
Wachovia Bank N.A.	Ixis ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/13/2046	Buy	(1.690%)	12/13/2046	2,000	(2)
Wachovia Bank N.A.	Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%)	1/8/2051	2,000	17

						$(23)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(h) Purchased options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call -OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	7/9/2007	$96,700	$479	$947
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007	74,100	249	222
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	6/30/2007	158,800	717	1,531
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007	60,000	248	122
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007	35,500	189	225

							$1,882	$3,047

(i) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	7/9/2007	$31,700	$479	$1,027
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007	32,200	254	348
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	6/29/2007	68,600	720	1,735
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	7/2/2007	25,800	270	210
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007	15,500	192	273

							$1,915	$3,593

(j) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
U.S. Treasury Notes	4.375%	8/15/2012	$110,000	$109,409	$110,559
U.S. Treasury Notes	4.625%	11/15/2016	9,500	9,567	9,516

				$118,976	$120,075

(2)	Market value includes $2,181 of interest payable on short sales.

See accompanying notes

Schedule of Investments

Short-Term II Portfolio

December 31, 2006 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.2%
HCA, Inc.
8.114% due 11/14/2013		$1,300	$1,316

Total Bank Loan Obligations (Cost $1,300)			1,316

CORPORATE BONDS & NOTES 17.0%
Banking & Finance 10.4%
Bank of America N.A.
5.361% due 12/18/2008		1,700	1,700
Bank of Ireland
5.415% due 12/18/2009		2,400	2,397
Citigroup Global Markets Holdings, Inc.
5.461% due 03/17/2009		1,300	1,302
Citigroup, Inc.
5.406% due 12/26/2008		3,500	3,504
5.421% due 05/02/2008		1,000	1,002
5.493% due 06/09/2009		400	401
Ford Motor Credit Co.
6.192% due 09/28/2007		700	699
6.315% due 03/21/2007		4,600	4,599
7.875% due 06/15/2010		150	151
General Electric Capital Corp.
5.380% due 10/24/2008		700	701
5.430% due 10/06/2010		3,000	3,003
5.434% due 05/10/2010		1,800	1,802
Goldman Sachs Group, Inc.
5.456% due 06/23/2009		7,100	7,109
HSBC Bank USA N.A.
5.426% due 07/28/2008		1,000	1,002
HSBC Finance Corp.
5.375% due 05/21/2008		2,800	2,801
5.490% due 09/15/2008		1,000	1,003
Lehman Brothers Holdings, Inc.
5.576% due 12/23/2010		1,500	1,505
MBNA Europe Funding PLC
5.450% due 09/07/2007		3,600	3,603
Merrill Lynch & Co., Inc.
5.464% due 08/14/2009		2,200	2,203
Morgan Stanley
5.485% due 02/09/2009		1,200	1,203
National Australia Bank Ltd.
5.393% due 09/11/2009		2,700	2,703
Royal Bank of Scotland Group PLC
5.380% due 04/11/2008		1,200	1,201
Santander U.S. Debt S.A. Unipersonal
5.425% due 09/19/2008		2,200	2,204
Unicredito Italiano NY
5.360% due 05/06/2008		4,100	4,100
5.370% due 05/29/2008		1,200	1,200
VTB Capital S.A. for Vneshtorgbank
5.970% due 08/01/2008		1,100	1,102
6.115% due 09/21/2007		1,600	1,605
Wachovia Bank N.A.
5.406% due 03/23/2009		2,500	2,502

			58,307

INDUSTRIALS 3.4%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		1,000	1,006
CSC Holdings, Inc.
7.250% due 07/15/2008		1,500	1,521
7.875% due 12/15/2007		300	305
EchoStar DBS Corp.
5.750% due 10/01/2008		1,100	1,099
Enterprise Products Operating LP
4.000% due 10/15/2007		1,300	1,284
Historic TW, Inc.
8.180% due 08/15/2007		1,500	1,525
HJ Heinz Co.
6.428% due 12/01/2008		2,100	2,138
Home Depot, Inc.
5.490% due 12/16/2009		1,300	1,301
JC Penney Corp., Inc.
6.500% due 12/15/2007		2,000	2,015
Mirage Resorts, Inc.
6.750% due 08/01/2007		1,500	1,513
Southern Natural Gas Co.
6.125% due 09/15/2008		1,100	1,112
6.700% due 10/01/2007		1,000	1,012
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		1,100	1,105
Williams Cos., Inc.
6.375% due 10/01/2010		1,050	1,062
Xerox Corp.
9.750% due 01/15/2009		1,300	1,410

			19,408

UTILITIES 3.2%
AT&T, Inc.
5.584% due 11/14/2008		300	301
BellSouth Corp.
5.474% due 08/15/2008		1,200	1,201
CMS Energy Corp.
7.500% due 01/15/2009		1,800	1,865
8.900% due 07/15/2008		950	998
ConocoPhillips
5.370% due 04/11/2007		1,600	1,601
Dominion Resources, Inc.
5.662% due 09/28/2007		1,700	1,701
Entergy Gulf States, Inc.
3.600% due 06/01/2008		4,400	4,285
Florida Power Corp.
5.774% due 11/14/2008		700	702
Midwest Generation LLC
8.300% due 07/02/2009		1,389	1,429
Ohio Edison Co.
4.000% due 05/01/2008		40	39
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		1,100	1,108
Verizon Global Funding Corp.
5.504% due 08/15/2007		2,500	2,500

			17,730

Total Corporate Bonds & Notes (Cost $95,365)			95,445

U.S. GOVERNMENT AGENCIES 19.2%
Fannie Mae
3.500% due 04/25/2017		645	642
4.500% due 09/25/2012		1,754	1,741
4.875% due 07/01/2017		17	17
4.889% due 01/01/2018		73	73
5.427% due 11/01/2018		29	29
5.443% due 11/01/2018		15	15
5.470% due 03/25/2034		4,619	4,626
5.500% due 07/01/2017 - 11/01/2017		1,877	1,882
5.527% due 02/01/2024 - 06/01/2024		14	14
5.630% due 11/01/2017		12	12
5.632% due 01/01/2018		14	14
5.700% due 09/25/2042		895	900
5.730% due 12/01/2017		7	7
5.776% due 01/01/2033		110	112
5.825% due 09/17/2027		17	17
5.875% due 02/25/2022 - 07/18/2027		44	44
5.950% due 02/25/2044		2,215	2,213
5.958% due 03/01/2044		2,638	2,655
5.975% due 08/25/2022		17	18
6.000% due 01/01/2037		61,000	61,419
6.025% due 12/25/2022		15	15
6.075% due 09/25/2022		12	12
6.158% due 10/01/2040		36	37
6.225% due 02/25/2023		9	9
6.375% due 08/25/2022		4	5
6.525% due 09/25/2023		204	210
6.721% due 11/01/2035		2,311	2,366
7.099% due 09/01/2031		1,515	1,533
7.375% due 09/01/2031		66	67
Federal Home Loan Bank
3.000% due 10/10/2008		3,000	2,898
3.250% due 07/10/2013		200	192
3.500% due 05/20/2008		540	529
4.000% due 02/18/2009		5,000	4,896
Freddie Mac
3.300% due 12/30/2008		4,000	3,852
4.250% due 04/05/2007		7,425	7,408
4.500% due 08/15/2027		1,282	1,275
5.000% due 05/15/2021		102	102
5.353% due 02/01/2036		27	27
5.375% due 06/01/2018		98	98
5.500% due 08/15/2030		127	126
5.630% due 06/01/2017		18	18
5.632% due 09/01/2017		18	18
5.775% due 01/15/2022		2	2
5.867% due 11/01/2018		43	44
6.025% due 03/15/2020		8	8
6.125% due 03/15/2023		16	16
6.158% due 07/25/2044		5,180	5,208
6.599% due 11/01/2028		24	25
6.750% due 11/01/2016		84	86
7.005% due 12/01/2025		28	28
Government National Mortgage Association
5.375% due 04/20/2030		38	38
5.750% due 07/20/2027		31	31

Total U.S. Government Agencies (Cost $107,866)			107,629

MORTGAGE-BACKED SECURITIES 9.5%
American Home Mortgage Investment Trust
5.500% due 09/25/2035		1,203	1,204
Arkle Master Issuer PLC
5.330% due 11/19/2007		2,700	2,705
Banc of America Funding Corp.
4.621% due 02/20/2036		1,183	1,167
Bear Stearns Adjustable Rate Mortgage Trust
4.173% due 11/25/2034		6,664	6,660
4.636% due 01/25/2034		975	973
4.781% due 01/25/2034		510	505
CC Mortgage Funding Corp.
5.600% due 08/25/2035		2,254	2,260
Countrywide Alternative Loan Trust
5.630% due 02/25/2037		2,751	2,753
Countrywide Home Loan Mortgage Pass-Through Trust
5.620% due 05/25/2034		597	598
5.690% due 06/25/2035		3,817	3,812
First Republic Mortgage Loan Trust
5.650% due 08/15/2032		1,820	1,824
GS Mortgage Securities Corp. II
5.450% due 06/06/2020		1,493	1,494
GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,571	1,544
GSRPM Mortgage Loan Trust
6.050% due 01/25/2032		801	808
Harborview Mortgage Loan Trust
5.720% due 02/19/2034		2,362	2,367
Indymac Index Mortgage Loan Trust
5.440% due 11/25/2046		2,522	2,531
Mellon Residential Funding Corp.
5.790% due 12/15/2030		3,091	3,105
Residential Accredit Loans, Inc.
5.420% due 09/25/2046		2,036	2,036
Sequoia Mortgage Trust
5.660% due 11/20/2033		2,179	2,180
5.730% due 10/20/2027		1,097	1,098
Structured Asset Mortgage Investments, Inc.
5.570% due 05/25/2036		1,135	1,137
5.630% due 02/25/2036		88	88
Structured Asset Securities Corp.
5.345% due 10/25/2035		2,567	2,563
Washington Mutual, Inc.
5.620% due 12/25/2027		4,397	4,399
5.846% due 05/25/2046		562	563
6.227% due 06/25/2042		453	454
Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/2035		2,700	2,679

Total Mortgage-Backed Securities (Cost 53,473)			53,507

ASSET-BACKED SECURITIES 20.6%
ACE Securities Corp.
5.380% due 10/25/2036		2,469	2,470
5.400% due 10/25/2036		2,479	2,481
Advanta Mortgage Loan Trust
5.725% due 11/25/2029		71	71
Aegis Asset-Backed Securities Trust
5.460% due 10/25/2035		207	207
Amortizing Residential Collateral Trust
5.640% due 07/25/2032		42	43
Argent Securities, Inc.
5.370% due 10/25/2036		2,402	2,404
Asset-Backed Funding Certificates
5.380% due 10/25/2036		2,094	2,096
5.700% due 06/25/2034		2,031	2,034
Asset-Backed Securities Corp. Home Equity
5.625% due 09/25/2034		1,593	1,593
Bear Stearns Asset-Backed Securities, Inc.
5.520% due 12/25/2042		230	230
5.680% due 01/25/2036		186	186
Carrington Mortgage Loan Trust
5.400% due 01/25/2037		3,000	3,003
Chase Funding Mortgage Loan Asset-Backed Certificates
5.670% due 08/25/2032		182	183
Citibank Credit Card Issuance Trust
5.435% due 03/20/2009		2,900	2,902
Citigroup Mortgage Loan Trust, Inc.
5.400% due 10/25/2036		2,536	2,537
5.400% due 11/25/2036		2,655	2,657
Contimortgage Home Equity Trust
6.030% due 03/15/2027		5	5
Countrywide Asset-Backed Certificates
5.370% due 12/26/2036		2,800	2,803
5.380% due 03/25/2037		2,572	2,573
5.720% due 05/25/2032		48	48
Equity One Asset-Backed Securities, Inc.
5.630% due 11/25/2032		998	1,000
Fremont Home Loan Trust
5.390% due 02/25/2037		2,487	2,489
GSAMP Trust
5.390% due 09/25/2036		2,034	2,036
5.640% due 03/25/2034		2,087	2,091
HFC Home Equity Loan Asset-Backed Certificates
5.420% due 03/20/2036		2,500	2,503
Home Equity Asset Trust
5.810% due 02/25/2033		1	1
Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036		1,712	1,713
JPMorgan Mortgage Acquisition Corp.
5.400% due 08/25/2036		2,379	2,380
5.420% due 03/25/2036		1,916	1,917
5.420% due 11/25/2036		1,813	1,815
Lehman XS Trust
5.400% due 06/25/2046		2,155	2,156
5.430% due 11/25/2046		2,565	2,566
5.470% due 11/25/2036		2,574	2,575
Long Beach Mortgage Loan Trust
5.380% due 10/25/2036		2,627	2,628
MASTR Asset-Backed Securities Trust
5.410% due 11/25/2036		3,100	3,104
MBNA Credit Card Master Note Trust
5.460% due 08/17/2009		1,700	1,702
Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037		1,820	1,821
5.390% due 07/25/2037		2,474	2,475
5.420% due 08/25/2036		2,600	2,602
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		2,589	2,589
5.430% due 12/25/2035		635	636
New Century Home Equity Loan Trust
5.410% due 05/25/2036		1,118	1,119
Quest Trust
5.910% due 06/25/2034		999	1,003
Renaissance Home Equity Loan Trust
5.710% due 11/25/2034		716	720
5.790% due 08/25/2033		702	704
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		2,095	2,096
5.400% due 10/25/2036		2,553	2,555
Residential Asset Securities Corp.
5.400% due 10/25/2036		2,534	2,536
5.420% due 11/25/2036		2,589	2,591
SACO I, Inc.
5.450% due 01/25/2036		263	263
Saxon Asset Securities Trust
5.380% due 11/25/2036		2,456	2,457
5.620% due 01/25/2032		76	76
SBI HELOC Trust
5.490% due 08/25/2036		2,476	2,476
Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036		1,797	1,798
5.410% due 03/25/2036		1,402	1,402
SLM Student Loan Trust
5.345% due 10/25/2012		2,700	2,700
5.377% due 01/25/2018		905	906
5.387% due 01/26/2015		1,104	1,105
5.392% due 04/25/2012		4,100	4,099
Soundview Home Equity Loan Trust
5.420% due 10/25/2036		2,386	2,388
5.520% due 04/25/2035		128	128
Structured Asset Securities Corp.
5.370% due 10/25/2036		742	743
5.450% due 07/25/2035		2,006	2,007
5.480% due 12/25/2035		1,190	1,191
5.610% due 01/25/2033		52	52
Truman Capital Mortgage Loan Trust
5.690% due 01/25/2034		451	452
Wells Fargo Home Equity Trust
5.460% due 11/25/2035		2,015	2,016
5.590% due 10/25/2035		2,700	2,705

Total Asset-Backed Securities (Cost$115,535)			115,613

FOREIGN CURRENCY-DENOMINATED ISSUES 0.3%
BTM Curacao Holdings NV
1.195% due 11/29/2049	JPY	100,000	832
Sumitomo Mitsui Banking Corp.
1.151% due 06/29/2049		100,000	841

Total Foreign Currency-Denominated Issues (Cost $1,705)			1,673

		Shares
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		400	408

Total Preferred Stocks (Cost $410)			408

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 43.7%
Certificates of Deposit 1.2%
Societe Generale NY
5.258% due 06/20/2007		$4,000	4,000
5.295% due 09/21/2007		2,500	2,500

			6,500

Commercial Paper 40.6%
Abbey National N.A. LLC
5.200% due 04/02/2007		600	592
5.245% due 01/08/2007		14,300	14,289
ASB Finance Ltd.
5.250% due 01/26/2007		15,300	15,249
Bank of America Corp.
5.225% due 03/01/2007		13,300	13,190
5.230% due 03/09/2007		200	198
Bank of Ireland
5.245% due 01/30/2007		1,800	1,793
Barclays U.S. Funding Corp.
5.220% due 03/05/2007		12,100	11,984
5.250% due 01/30/2007		1,600	1,594
BNP Paribas Finance
5.240% due 01/19/2007		3,000	2,993
Calyon N.A. LLC
5.225% due 03/09/2007		15,300	15,144
Cox Communications, Inc.
5.580% due 03/15/2007		900	900
5.619% due 01/16/2007		1,594	1,594
Danske Corp.
5.240% due 01/30/2007		3,400	3,387
5.255% due 01/18/2007		9,500	9,479
Dexia Delaware LLC
5.300% due 01/02/2007		4,600	4,600
DnB NORBank ASA
5.250% due 01/16/2007		10,200	10,181
5.265% due 02/20/2007		4,500	4,468
5.265% due 02/21/2007		1,900	1,886
Fortis Funding LLC
5.265% due 01/02/2007		15,400	15,400
General Electric Capital Corp.
5.240% due 02/09/2007		8,100	8,056
5.250% due 01/17/2007		3,200	3,193
HBOS Treasury Services PLC
5.240% due 03/07/2007		11,300	11,188
San Paolo IMI U.S. Financial Co.
5.290% due 01/02/2007		15,500	15,500
Skandinaviska Enskilda Banken AB
5.235% due 02/26/2007		13,700	13,592
Societe Generale NY
5.240% due 03/12/2007		1,000	989
5.245% due 01/08/2007		3,100	3,098
Stadshypoket Delaware, Inc.
5.250% due 02/02/2007		15,400	15,333
UBS Finance Delaware LLC
5.160% due 06/12/2007		5,600	5,467
5.245% due 01/08/2007		3,100	3,098
5.270% due 01/02/2007		1,400	1,400
5.270% due 01/05/2007		7,000	6,998
Viacom, Inc.
5.594% due 05/29/2007		900	900
5.600% due 03/22/2007		900	900
5.620% due 05/29/2007		900	900
Westpac Capital Corp.
5.210% due 03/29/2007		9,100	8,981

			228,514

REPURCHASE AGREEMENTS 1.6%
Lehman Brothers, Inc.
4.850% due 01/02/2007		3,000	3,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 02/28/2011 valued at $3,071. Repurchase proceeds are $3,002.)
State Street Bank and Trust Co.
4.900% due 01/02/2007		6,179	6,179
(Dated 12/29/2006. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $6,304. Repurchase proceeds are $6,182.)

			9,179

U.S. TREASURY BILLS 0.3%
4.800% due 03/15/2007 (a)(c)		1,641	1,622

Total Short-Term Instruments (Cost $245,859)			245,815

Purchased Options (e) 0.1% (Cost $620)			767
Total Investments (b) 110.7% (Cost $622,133)			$622,173
Written Options (f) (0.2%) (Premiums $692)			(990)
Other Assets and Liabilities (Net) (10.5%)			(59,083)

Net Assets 100.0%			$562,100

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of December 31, 2006, portfolio securities with an aggregate value of $24,781 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $1,622 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	344	$(24)
90-Day Eurodollar March Futures	Long	03/2007	450	(225)
90-Day Eurodollar March Futures	Long	03/2008	344	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	278	(127)
U.S. Treasury 10-Year Note March Futures	Short	03/2007	194	272

				$(111)

(d) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	$300	$0
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	700	0
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	700	0
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	300	0
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	1,300	0
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	300	0
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	400	0
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	300	0
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	700	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	9/20/2007	900	14
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	3/20/2008	3,000	2
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	700	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	700	(1)
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	12/20/2008	300	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%	10/20/2007	700	1
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	1,300	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	700	0

						$15

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	$6,900	$145

(e) Purchased options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007	GBP	11,300	$47	$5
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	6/15/2007		4,000	15	3
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.063%	6/15/2007		7,000	30	5
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	7/9/2007		$41,800	207	409
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.080%	4/19/2007		8,500	29	26
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	6/30/2007		19,000	91	183
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	7/2/2007		36,100	149	74
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007		9,800	52	62

								$620	$767

(f) Written options outstanding on December 31, 2006:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007	GBP	3,200	$59	$15
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		1,000	15	5
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	6/15/2007		2,000	30	10
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	7/9/2007		$13,700	207	444
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.220%	4/19/2007		3,700	29	40
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	6/29/2007		8,000	89	202
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	7/2/2007		15,500	162	126
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007		8,400	101	148

								$692	$990

(g) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	4.250%	8/15/2015	$3,700	$3,620	$3,647

(2)	Market value includes $66 of interest payable on short sales.

(h) Forward foreign currency contracts outstanding on December 31, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	164	01/2007	$2	$0	$2
Buy		3,905	05/2007	11	0	11
Buy	CLP	410,566	01/2007	0	(8)	(8)
Buy		37,459	06/2007	0	(1)	(1)
Buy	CNY	35,208	03/2007	43	0	43
Buy	EUR	161	01/2007	0	(2)	(2)
Sell	GBP	657	01/2007	0	(8)	(8)
Buy	IDR	1,243,200	02/2007	5	0	5
Buy	INR	3,158	03/2007	3	0	3
Buy	JPY	1,109,311	02/2007	0	(125)	(125)
Buy	KRW	1,422,274	02/2007	0	(9)	(9)
Buy		241,280	03/2007	6	0	7
Buy	MXN	20,099	01/2007	4	(1)	3
Buy	PLN	4,833	04/2007	8	(10)	(2)
Buy	RUB	1,866	01/2007	1	0	1
Buy		47,891	03/2007	2	(2)	0
Buy		4,317	09/2007	0	(1)	(1)
Buy	SGD	125	01/2007	1	0	1
Buy		2,130	04/2007	7	0	7
Buy	TWD	1,864	02/2007	0	(1)	(1)
Buy	ZAR	3,128	05/2007	1	(1)	(1)
Buy		1,020	06/2007	1	0	1

				$95	$(169)	$(74)

See accompanying notes

Schedule of Investments

U.S. Government Sector Portfolio

December 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 9.9%
Banking & Finance 9.2%
Allstate Life Global Funding Trusts
5.437% due 01/25/2008	$11,600	$11,619
American Express Centurion Bank
5.350% due 05/07/2008	11,700	11,705
American International Group, Inc.
5.365% due 06/23/2008	21,300	21,313
Bank of America Corp.
5.372% due 09/25/2009	2,000	2,002
5.378% due 11/06/2009	20,000	20,015
Bank of America N.A.
5.361% due 12/18/2008	36,400	36,401
5.377% due 07/25/2008	6,200	6,205
Bank of Ireland
5.375% due 12/19/2008	27,400	27,411
5.415% due 12/18/2009	5,500	5,493
Bank of Scotland
5.871% due 11/22/2012	2,000	2,007
BNP Paribas
5.292% due 05/28/2008	33,500	33,507
Caterpillar Financial Services Corp.
5.435% due 05/18/2009	1,300	1,302
Citigroup, Inc.
5.406% due 12/26/2008	17,100	17,119
5.493% due 06/09/2009	2,000	2,007
DnB NORBank ASA
5.412% due 02/25/2008	2,000	2,005
General Electric Capital Corp.
5.380% due 10/24/2008	5,500	5,505
5.410% due 10/26/2009	6,000	6,002
Goldman Sachs Group, Inc.
5.406% due 12/23/2008	24,300	24,310
5.455% due 12/22/2008	11,300	11,319
5.510% due 01/09/2007	60,000	60,002
5.662% due 06/28/2010	11,600	11,681
5.770% due 10/07/2011	2,000	2,023
HBOS Treasury Services PLC
5.350% due 07/17/2008	3,400	3,402
5.414% due 07/17/2009	2,500	2,503
HSBC Bank USA N.A.
5.426% due 07/28/2008	2,200	2,204
HSBC Finance Corp.
5.375% due 05/21/2008	12,400	12,405
5.420% due 10/21/2009	18,600	18,617
JPMorgan Chase & Co.
5.416% due 06/26/2009	2,500	2,504
Lehman Brothers Holdings, Inc.
5.400% due 11/24/2008	2,500	2,502
5.415% due 12/23/2008	35,000	35,014
5.464% due 01/23/2009	10,000	10,018
Merrill Lynch & Co., Inc.
5.395% due 12/22/2008	16,000	16,005
5.414% due 10/23/2008	22,900	22,915
5.464% due 08/14/2009	5,900	5,907
Morgan Stanley
5.390% due 11/21/2008	10,000	10,005
5.485% due 02/09/2009	24,300	24,353
5.499% due 02/15/2007	9,900	9,902
Nordea Bank Finland
5.267% due 03/31/2008	6,300	6,299
5.308% due 05/28/2008	33,500	33,512
Pricoa Global Funding I
5.457% due 01/25/2008	10,000	10,018
Royal Bank of Scotland Group PLC
5.424% due 07/21/2008	6,900	6,907
Santander U.S. Debt S.A. Unipersonal
5.375% due 09/21/2007	3,600	3,604
5.425% due 09/19/2008	10,600	10,619
5.426% due 11/20/2009	13,200	13,209
Skandinav Enskilda BK
5.330% due 02/04/2008	14,700	14,707
SLM Corp.
5.597% due 07/25/2007	1,000	1,002
Societe Generale NY
5.258% due 06/11/2007	8,800	8,801
U.S. Trade Funding Corp.
4.260% due 11/15/2014	10,510	10,249
Unicredit Luxembourg Finance S.A.
5.426% due 10/24/2008	8,700	8,704
Unicredito Italiano NY
5.360% due 05/06/2008	10,000	10,000
5.370% due 05/29/2008	34,000	34,010
Westpac Banking Corp.
5.310% due 06/06/2008	26,100	26,107
World Savings Bank FSB
5.415% due 06/20/2008	2,000	2,004

		698,961

Industrials 0.7%
DaimlerChrysler N.A. Holding Corp.
5.833% due 09/10/2007	15,000	15,036
Wal-Mart Stores, Inc.
5.265% due 06/16/2008	29,500	29,503
Walt Disney Co.
5.453% due 09/10/2009	8,600	8,615

		53,154

Utilities 0.0%
Dominion Resources, Inc.
5.554% due 11/14/2008	2,700	2,702
Public Service Enterprise Group, Inc.
5.740% due 09/21/2008	3,000	3,003

		5,705

Total Corporate Bonds & Notes (Cost $757,475)		757,820

MUNICIPAL BONDS & NOTES 0.0%
Iowa State Tobacco Settlement Authority Revenue
Bonds, Series 2005
6.500% due 06/01/2023	2,965	2,953

Total Municipal Bonds & Notes (Cost $2,965)		2,953

U.S. GOVERNMENT AGENCIES 19.5%
Fannie Mae
3.851% due 10/01/2033	25,725	25,441
4.000% due 04/01/2014	14,124	13,636
4.500% due 10/25/2015 - 09/25/2020	38,517	37,846
4.677% due 05/25/2035	10,700	10,567
4.749% due 03/01/2035	4,746	4,639
4.880% due 12/01/2035	1,786	1,782
5.000% due 10/25/2013 - 12/01/2013	7,052	6,996
5.174% due 01/01/2018	31	32
5.192% due 09/01/2017	30	30
5.214% due 01/01/2036	9,133	9,136
5.250% due 06/15/2008 - 01/28/2013	7,935	7,923
5.257% due 06/01/2032	25	25
5.298% due 08/01/2036	1,930	1,935
5.363% due 05/01/2032	76	78
5.410% due 12/25/2036	5,941	5,955
5.415% due 09/01/2032	7	7
5.427% due 11/01/2020	37	37
5.430% due 07/25/2035	3,330	3,333
5.440% due 09/25/2035	7,168	7,174
5.470% due 06/25/2033 - 03/25/2034	5,645	5,644
5.480% due 03/25/2036	6,732	6,740
5.500% due 03/25/2028 - 04/01/2035	105,428	104,551
5.502% due 12/01/2029	101	103
5.510% due 03/25/2032	1,143	1,144
5.570% due 07/25/2032	932	932
5.594% due 03/01/2018	39	39
5.600% due 08/01/2014	57	57
5.605% due 01/01/2018	121	122
5.610% due 06/25/2032	5	5
5.650% due 11/01/2014	32	33
5.690% due 11/25/2032	27	27
5.700% due 05/25/2042	1,258	1,262
5.800% due 02/09/2026	30,000	29,761
5.825% due 08/25/2021 - 03/25/2022	207	208
5.850% due 12/01/2029	85	87
5.878% due 09/01/2033	15	15
5.948% due 12/01/2029	15	15
5.950% due 02/25/2044	13,116	13,100
5.958% due 02/01/2041 - 10/01/2044	39,742	40,023
5.975% due 08/25/2022	62	63
6.000% due 12/01/2022 - 01/01/2037	145,534	146,536
6.075% due 04/25/2022	88	89
6.095% due 02/01/2026	15	15
6.158% due 11/01/2030	4	4
6.210% due 08/06/2038	14,200	16,351
6.250% due 04/25/2032	1,461	1,499
6.347% due 10/01/2032	98	98
6.388% due 06/01/2025	21	22
6.503% due 12/01/2032	30	30
6.721% due 11/01/2035	6,932	7,098
6.722% due 11/01/2035	2,668	2,732
6.785% due 12/01/2031	29	29
6.857% due 05/01/2025	27	27
6.953% due 06/01/2021	3,581	3,645
6.972% due 03/01/2026	58	59
7.048% due 01/01/2029	83	85
7.088% due 12/01/2029	22	22
7.098% due 08/01/2028	14	14
7.125% due 05/01/2022	16	16
7.148% due 12/01/2022	69	70
7.154% due 09/01/2026	1,064	1,077
7.184% due 09/01/2031	234	237
7.198% due 07/01/2018	940	967
7.250% due 07/01/2028	10	10
7.322% due 09/01/2028	209	211
7.375% due 09/01/2022	9	9
7.722% due 10/01/2025	42	43
Farmer Mac
7.277% due 07/25/2011	2,502	2,507
Federal Farm Credit Bank
3.060% due 01/30/2007	16,235	16,209
5.100% due 10/15/2012	2,000	1,969
Federal Home Loan Bank
0.000% due 02/05/2007	14,000	13,755
2.850% due 08/06/2007	6,000	5,917
3.450% due 01/23/2008	17,205	16,901
4.000% due 07/14/2008 - 03/18/2011	50,110	48,985
4.070% due 07/16/2014	1,000	936
4.125% due 11/17/2008	44,600	43,855
4.280% due 05/18/2009	46,660	45,849
5.120% due 01/10/2013	5,000	4,922
5.125% due 08/15/2019	98,000	97,982
5.500% due 06/30/2008	15,400	15,410
Freddie Mac
0.000% due 12/11/2025	9,084	3,402
3.000% due 05/15/2022	2,300	2,240
3.500% due 10/15/2011 - 05/15/2022	2,509	2,477
4.000% due 05/15/2016 - 10/15/2023	32,770	32,349
4.250% due 04/15/2023	3,800	3,758
4.375% due 11/16/2007	10,000	9,929
4.500% due 02/15/2015 - 09/15/2035	43,729	41,700
4.646% due 02/01/2035	9,331	9,170
4.714% due 06/01/2035	30,160	29,766
4.716% due 02/01/2018	71	71
4.835% due 02/01/2032	118	122
4.938% due 08/01/2019	60	60
5.000% due 03/18/2014 - 01/15/2034	153,640	151,606
5.043% due 03/01/2035	914	910
5.052% due 12/01/2031	27	27
5.203% due 02/01/2032	38	39
5.416% due 02/01/2025	23	23
5.500% due 06/12/2008 - 06/15/2034	49,707	49,548
5.590% due 07/25/2031	1,289	1,289
5.625% due 11/23/2035	74,000	71,551
5.700% due 12/15/2030 - 06/15/2031	4,911	4,921
5.750% due 11/15/2016 - 05/15/2029	9,104	9,154
5.841% due 08/01/2020	59	59
5.850% due 06/15/2030 - 12/15/2032	1,701	1,726
5.900% due 06/15/2031	489	496
5.958% due 10/25/2044 - 02/25/2045	17,638	17,709
6.075% due 02/15/2027	38	39
6.158% due 07/25/2044	9,402	9,453
6.410% due 10/01/2031	10	10
6.470% due 12/01/2031	124	125
6.500% due 10/25/2043	2,622	2,678
6.534% due 04/01/2027	41	41
6.625% due 04/01/2032	21	21
6.828% due 01/01/2032	105	108
6.829% due 03/01/2025	4	4
6.926% due 07/01/2029	65	66
6.958% due 05/01/2032	25	26
6.988% due 02/01/2024	101	102
7.000% due 12/01/2031	129	132
7.018% due 07/01/2020	298	303
7.231% due 08/01/2031	8	7
7.250% due 12/01/2027	62	63
7.392% due 09/01/2031	1	1
Government National Mortgage Association
5.000% due 05/20/2034	24,077	20,463
5.125% due 10/20/2023 - 10/20/2024	211	214
5.250% due 02/20/2030	3,224	3,237
5.375% due 04/20/2023 - 04/20/2032	3,100	3,130
5.750% due 07/20/2025 - 08/20/2026	1,539	1,559
6.500% due 04/15/2029 - 06/15/2029	179	184
8.500% due 03/20/2025	114	120
Housing Urban Development
4.930% due 08/01/2014	4,000	3,971
Private Export Funding Corp.
5.000% due 12/15/2016	42,300	42,317
Small Business Administration
4.500% due 03/01/2023	1,272	1,231
4.760% due 09/01/2025	35,157	34,195
4.770% due 04/01/2024	9,940	9,724
4.875% due 09/10/2013	2,226	2,191
4.930% due 01/01/2024	8,340	8,240
5.136% due 08/10/2013	19,354	19,345
5.240% due 08/01/2023	5,275	5,294
5.875% due 05/25/2021 - 01/25/2022	1,621	1,635
6.000% due 03/25/2025 - 07/25/2025	2,094	2,116
6.100% due 01/25/2019 - 11/25/2024	1,955	1,977
7.060% due 11/01/2019	1,841	1,918
7.220% due 11/01/2020	1,598	1,690
7.449% due 08/01/2010	229	239
8.017% due 02/10/2010	1,519	1,603
Tennessee Valley Authority
5.375% due 04/01/2056	22,600	23,094

Total U.S. Government Agencies (Cost $1,492,483)		1,483,663

U.S. TREASURY OBLIGATIONS 12.2%
Treasury Inflated Protected Securities (d)
2.000% due 01/15/2026	1,729	1,626
2.375% due 01/15/2025	11,564	11,517
3.375% due 01/15/2007	46,677	46,611
U.S. Treasury Bonds
4.500% due 02/15/2036	389,450	370,465
6.250% due 08/15/2023	900	1,036
7.500% due 11/15/2024	4,000	5,229
U.S. Treasury Notes
4.500% due 11/30/2011	250,000	247,852
4.750% due 12/31/2008	200,000	199,828
U.S. Treasury Strips
0.000% due 02/15/2036	193,200	48,955

Total U.S. Treasury Obligations (Cost $946,268)		933,119

MORTGAGE-BACKED SECURITIES 17.7%
American Home Mortgage Investment Trust
5.500% due 09/25/2035	1,885	1,886
Arkle Master Issuer PLC
5.330% due 11/19/2007	12,100	12,121
Banc of America Funding Corp.
4.621% due 02/20/2036	48,871	48,209
Banc of America Mortgage Securities
6.500% due 09/25/2033	1,678	1,694
Bear Stearns Adjustable Rate Mortgage Trust
4.173% due 11/25/2034	13,027	13,019
4.625% due 10/25/2035	17,794	17,488
4.636% due 01/25/2034	1,604	1,600
4.750% due 10/25/2035	27,093	26,803
5.056% due 04/25/2033	1,263	1,267
5.287% due 04/25/2033	120	120
5.328% due 02/25/2033	524	523
5.381% due 04/25/2033	1,456	1,445
Bear Stearns Alt-A Trust
5.510% due 02/25/2034	10,700	10,707
5.837% due 11/25/2036	44,584	44,843
5.840% due 11/25/2036	65,935	66,165
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	5,100	5,162
CBA Commercial Small Balance Commercial Mortgage
5.630% due 12/25/2036	6,896	6,966
CC Mortgage Funding Corp.
5.600% due 08/25/2035	5,432	5,448
5.650% due 08/25/2035	2,167	2,175
Citicorp Mortgage Securities, Inc.
5.750% due 02/25/2033	11	11
Citigroup Commercial Mortgage Trust
5.420% due 11/15/2036	7,407	7,419
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	34,729	34,248
4.900% due 10/25/2035	70,680	69,997
4.900% due 12/25/2035	6,158	6,115
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	5,546	5,619
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,990	2,956
5.430% due 09/20/2046	12,625	12,628
5.500% due 03/25/2036	12,765	12,723
5.510% due 02/25/2047	2,285	2,288
5.530% due 05/25/2035	3,873	3,878
5.530% due 02/20/2047	14,190	14,239
5.550% due 05/25/2036	1,724	1,723
5.560% due 03/20/2046	15,252	15,274
5.630% due 12/25/2035	1,322	1,326
Countrywide Home Loan Mortgage Pass-Through Trust
4.738% due 08/25/2034	7,864	7,773
5.500% due 01/25/2046 (b)	12,500	12,522
5.580% due 05/25/2035	6,326	6,335
5.620% due 05/25/2034	311	311
5.630% due 08/25/2034	66	66
5.640% due 04/25/2035	1,753	1,759
5.680% due 02/25/2035	4,317	4,334
5.690% due 02/25/2035	2,611	2,623
5.690% due 06/25/2035	486	485
5.912% due 09/20/2036	23,496	23,693
6.133% due 04/25/2035	2,178	2,199
CS First Boston Mortgage Securities Corp.
5.629% due 05/25/2032	134	133
5.900% due 04/25/2033	118	118
5.900% due 08/25/2033	2,546	2,553
6.300% due 11/15/2030	518	525
7.031% due 06/25/2032	163	165
CSAB Mortgage-Backed Trust
5.450% due 06/25/2036	8,270	8,275
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.430% due 02/25/2037	6,000	6,005
Downey Savings & Loan Association Mortgage Loan Trust
5.610% due 08/19/2045	3,234	3,247
First Republic Mortgage Loan Trust
5.600% due 11/15/2030	1,509	1,503
5.670% due 06/25/2030	1,663	1,664
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	410	433
Greenpoint Mortgage Funding Trust
5.430% due 10/25/2046	17,881	17,897
5.430% due 01/25/2047	13,300	13,299
5.570% due 06/25/2045	3,334	3,349
GS Mortgage Securities Corp. II
5.450% due 06/06/2020	2,546	2,548
6.620% due 10/18/2030	4,492	4,550
GSR Mortgage Loan Trust
4.549% due 09/25/2035	1,613	1,602
5.470% due 04/25/2036	17,840	18,065
GSRPM Mortgage Loan Trust
6.050% due 01/25/2032	641	647
Harborview Mortgage Loan Trust
5.440% due 12/19/2036	10,184	10,201
5.540% due 12/19/2036	29,183	29,233
5.570% due 05/19/2035	8,733	8,758
5.720% due 02/19/2034	4,770	4,781
Impac CMB Trust
5.750% due 07/25/2033	355	355
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	11,241	11,252
Indymac Index Mortgage Loan Trust
5.430% due 07/25/2046	505	505
5.440% due 11/25/2046	10,835	10,873
5.450% due 01/25/2037	2,555	2,558
5.670% due 02/25/2035	17,693	17,789
5.680% due 09/25/2034	4,232	4,239
JPMorgan Mortgage Trust
5.377% due 02/25/2036	17,948	17,843
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	4,200	4,105
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.430% due 09/15/2021	20,457	20,471
MASTR Adjustable Rate Mortgages Trust
5.192% due 05/25/2034	1,063	1,060
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,416	1,394
Mellon Residential Funding Corp.
5.700% due 11/15/2031	4,681	4,690
5.790% due 12/15/2030	4,768	4,789
Merrill Lynch Floating Trust
5.420% due 06/15/2022	5,810	5,814
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	853	845
Morgan Stanley Capital I
4.490% due 01/13/2041	350	340
5.440% due 07/15/2019	1,097	1,098
Prime Mortgage Trust
5.000% due 02/25/2019	6,975	6,800
Residential Accredit Loans, Inc.
5.420% due 09/25/2046	7,455	7,455
5.560% due 04/25/2046	30,382	30,323
5.650% due 08/25/2035	5,134	5,143
5.750% due 01/25/2033	3,279	3,293
5.750% due 03/25/2033	7,903	7,933
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	1,509	1,498
8.500% due 10/25/2031	2,168	2,261
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	493	496
Sequoia Mortgage Trust
5.700% due 10/19/2026	4,633	4,638
5.700% due 07/20/2033	7,913	7,941
5.820% due 07/20/2033	4,986	5,007
Structured Adjustable Rate Mortgage Loan Trust
6.227% due 01/25/2035	2,181	2,201
Structured Asset Mortgage Investments, Inc.
5.420% due 08/25/2036	6,406	6,412
5.510% due 06/25/2036	1,721	1,723
5.570% due 05/25/2036	52,419	52,495
5.640% due 07/19/2034	1,544	1,546
5.700% due 03/19/2034	2,129	2,133
Structured Asset Securities Corp.
5.345% due 10/25/2035	7,891	7,880
5.400% due 05/25/2036	1,824	1,825
TBW Mortgage-Backed Pass-Through Certificates
5.450% due 09/25/2036	2,993	2,997
5.460% due 01/25/2037	13,400	13,413
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	21,517	21,510
5.440% due 08/25/2036	23,828	23,798
5.460% due 04/25/2036	1,917	1,919
Wachovia Bank Commercial Mortgage Trust
5.440% due 09/15/2021	37,289	37,314
Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	346	345
6.944% due 02/25/2033	17	17
7.283% due 05/25/2033	174	178
Washington Mutual, Inc.
4.062% due 10/25/2033	6,300	6,184
5.540% due 04/25/2045	3,077	3,082
5.557% due 01/25/2047	3,900	3,906
5.568% due 12/25/2046	7,715	7,741
5.580% due 04/25/2045	10,972	11,008
5.590% due 12/25/2045	4,309	4,323
5.596% due 02/27/2034	1,964	1,969
5.610% due 11/25/2045	6,413	6,439
5.620% due 12/25/2027	13,321	13,327
5.640% due 10/25/2045	8,263	8,279
5.770% due 09/25/2046	8,421	8,473
5.777% due 07/25/2046	21,264	21,374
5.777% due 08/25/2046	50,365	50,630
5.777% due 10/25/2046	4,216	4,243
5.807% due 06/25/2046	13,175	13,241
5.827% due 02/25/2046	12,016	12,100
5.846% due 05/25/2046	2,728	2,733
5.882% due 11/25/2046	3,050	3,068
5.882% due 12/25/2046	3,973	4,003
5.954% due 05/25/2041	2,131	2,146
6.027% due 11/25/2042	4,620	4,640
6.227% due 06/25/2042	4,254	4,260
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	5,005	4,844
4.320% due 07/25/2035	12,100	11,845
4.487% due 11/25/2033	765	736
4.500% due 11/25/2018	10,857	10,559
4.950% due 03/25/2036	92,144	91,107

Total Mortgage-Backed Securities (Cost $1,343,929)		1,346,510

ASSET-BACKED SECURITIES 17.8%
Aames Mortgage Investment Trust
5.410% due 04/25/2036	1,394	1,395
Accredited Mortgage Loan Trust
5.510% due 09/25/2035	2,700	2,702
ACE Securities Corp.
5.370% due 08/25/2036	1,838	1,839
5.370% due 12/25/2036	3,923	3,925
5.400% due 10/25/2036	5,785	5,789
5.420% due 12/25/2035	2,863	2,865
5.430% due 02/25/2036	2,748	2,750
5.460% due 10/25/2035	914	915
5.500% due 12/25/2035	5,700	5,706
American Express Credit Account Master Trust
5.340% due 08/15/2011	1,800	1,802
5.460% due 12/15/2009	2,000	2,002
5.460% due 11/15/2010	2,855	2,861
5.530% due 11/15/2010	3,000	3,010
Ameriquest Mortgage Securities, Inc.
5.430% due 01/25/2036	1,292	1,293
5.430% due 03/25/2036	1,654	1,656
5.680% due 06/25/2034	1,856	1,858
Argent Securities, Inc.
5.370% due 09/25/2036	5,957	5,961
5.370% due 10/25/2036	11,834	11,841
5.390% due 06/25/2036	2,957	2,958
5.410% due 05/25/2036	3,035	3,037
5.420% due 04/25/2036	4,500	4,503
5.430% due 03/25/2036	5,086	5,090
5.450% due 11/25/2035	936	937
5.490% due 02/25/2036	1,589	1,591
Asset-Backed Funding Certificates
5.380% due 10/25/2036	5,740	5,743
5.380% due 11/25/2036	4,064	4,067
5.380% due 01/25/2037	10,907	10,914
5.700% due 06/25/2034	15,987	16,014
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	4,863	4,867
5.870% due 06/15/2031	486	488
5.890% due 11/15/2031	79	79
Bank One Issuance Trust
5.380% due 10/15/2009	2,900	2,902
5.460% due 01/15/2010	9,650	9,661
5.460% due 12/15/2010	3,700	3,709
Basic Asset-Backed Securities Trust
5.430% due 04/25/2036	2,321	2,323
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	3,377	3,379
5.400% due 10/25/2036	4,576	4,576
5.410% due 05/25/2036	4,297	4,300
5.420% due 02/25/2036	881	881
5.420% due 12/25/2036	2,600	2,600
5.430% due 12/25/2035	1,295	1,296
5.600% due 06/25/2035	557	557
5.620% due 09/25/2035	2,087	2,088
5.680% due 10/25/2032	206	207
5.850% due 11/25/2042	6,158	6,176
Capital One Auto Finance Trust
5.340% due 12/14/2007	11,700	11,710
Carrington Mortgage Loan Trust
5.390% due 05/25/2036	2,169	2,171
5.400% due 01/25/2037	5,000	5,005
5.415% due 07/25/2036	8,724	8,730
Centex Home Equity
5.400% due 06/25/2036	9,118	9,124
5.460% due 10/25/2035	214	214
Chase Credit Card Master Trust
5.450% due 10/15/2009	3,500	3,504
5.460% due 10/15/2010	4,000	4,010
5.460% due 02/15/2011	12,475	12,512
Chase Funding Mortgage Loan Asset-Backed Certificates
5.850% due 10/25/2031	1,789	1,790
Chase Issuance Trust
5.360% due 12/15/2010	2,600	2,603
CIT Group Home Equity Loan Trust
5.620% due 06/25/2033	1,023	1,027
Citibank Credit Card Issuance Trust
5.435% due 03/20/2009	27,000	27,022
5.474% due 01/15/2010	4,000	4,008
Citigroup Mortgage Loan Trust, Inc.
5.390% due 08/25/2036	7,677	7,681
5.400% due 10/25/2036	22,165	22,179
5.400% due 11/25/2036	5,016	5,019
5.420% due 08/25/2036	5,091	5,095
5.430% due 12/25/2035	4,409	4,412
5.450% due 10/25/2036	6,400	6,404
5.650% due 11/25/2034	402	403
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,671
Countrywide Asset-Backed Certificates
5.370% due 12/26/2036	8,200	8,210
5.370% due 03/25/2037	9,382	9,388
5.370% due 05/25/2037	7,156	7,160
5.370% due 12/25/2046	9,292	9,298
5.370% due 03/25/2047	9,484	9,490
5.380% due 01/25/2046	17,470	17,483
5.400% due 01/25/2037	11,713	11,727
5.400% due 05/25/2037	21,367	21,361
5.410% due 09/25/2046	7,884	7,889
5.420% due 06/25/2036	3,320	3,322
5.420% due 07/25/2036	2,180	2,182
5.420% due 08/25/2036	2,147	2,149
5.420% due 12/25/2036	6,900	6,906
5.430% due 06/25/2037	7,100	7,104
5.460% due 10/25/2046	13,191	13,198
5.480% due 07/25/2036	2,395	2,397
5.510% due 02/25/2036	3,571	3,572
5.830% due 12/25/2031	389	389
Credit-Based Asset Servicing & Securitization LLC
5.410% due 11/25/2036	5,298	5,301
5.450% due 08/25/2035	2,163	2,164
CS First Boston Mortgage Securities Corp.
5.660% due 01/25/2032	230	231
DaimlerChrysler Auto Trust
5.329% due 12/08/2007	8,000	8,008
FBR Securitization Trust
5.460% due 10/25/2035	637	637
5.470% due 11/25/2035	1,189	1,190
First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	3,487	3,489
5.370% due 11/25/2036	21,956	21,970
5.370% due 12/25/2036	2,522	2,523
5.420% due 01/25/2036	1,755	1,756
5.420% due 12/25/2037	6,600	6,604
5.440% due 01/25/2036	11,414	11,423
5.490% due 05/25/2035	1,413	1,414
First NLC Trust
5.470% due 02/25/2036	8,362	8,368
First USA Credit Card Master Trust
5.500% due 05/17/2010	2,650	2,655
Ford Credit Auto Owner Trust
5.405% due 09/15/2007	1,925	1,927
Fremont Home Loan Trust
5.370% due 10/25/2036	4,536	4,539
5.410% due 01/25/2037	5,800	5,796
5.440% due 01/25/2036	1,427	1,428
5.520% due 01/25/2036	2,600	2,602
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	4,232	4,235
5.450% due 12/25/2035	2,098	2,100
GSAMP Trust
5.360% due 10/25/2036	2,869	2,871
5.390% due 10/25/2036	3,786	3,788
5.420% due 01/25/2036	3,868	3,870
5.420% due 02/25/2036	3,571	3,574
5.440% due 11/25/2035	1,608	1,609
5.460% due 11/25/2035	1,588	1,590
GSR Mortgage Loan Trust
5.450% due 11/25/2030	2,365	2,366
GSRPM Mortgage Loan Trust
5.730% due 09/25/2042	3,342	3,363
HFC Home Equity Loan Asset-Backed Certificates
5.420% due 03/20/2036	4,400	4,406
5.700% due 09/20/2033	1,853	1,861
Home Equity Asset Trust
5.430% due 05/25/2036	2,461	2,463
5.810% due 02/25/2033	1	1
Home Equity Mortgage Trust
5.440% due 05/25/2036	1,125	1,126
Honda Auto Receivables Owner Trust
5.342% due 11/15/2007	10,613	10,618
HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	2,204	2,205
5.400% due 12/25/2036	28,792	28,738
5.430% due 12/25/2035	2,306	2,308
Hyundai Auto Receivables Trust
5.348% due 11/15/2007	2,922	2,924
Indymac Residential Asset-Backed Trust
5.410% due 04/25/2037	8,900	8,883
5.440% due 03/25/2036	6,234	6,238
5.450% due 03/25/2036	2,726	2,728
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	2,565	2,567
5.370% due 07/25/2036	4,862	4,865
5.370% due 08/25/2036	12,454	12,461
5.400% due 08/25/2036	4,141	4,143
5.400% due 10/25/2036	9,278	9,284
5.410% due 01/25/2032	2,808	2,810
5.420% due 05/25/2035	1,291	1,292
5.420% due 02/25/2036	652	652
5.420% due 03/25/2036	3,278	3,279
5.420% due 11/25/2036	2,763	2,765
5.560% due 06/25/2035	3,505	3,514
LA Arena Funding LLC
7.656% due 12/15/2026	86	93
Lehman XS Trust
5.420% due 05/25/2046	6,587	6,590
5.430% due 04/25/2046	11,138	11,145
5.430% due 07/25/2046	29,517	29,534
5.430% due 08/25/2046	12,237	12,248
5.430% due 11/25/2046	13,015	13,021
5.440% due 05/25/2046	5,391	5,391
5.470% due 11/25/2036	9,725	9,728
Long Beach Mortgage Loan Trust
5.360% due 11/25/2036	4,587	4,590
5.370% due 08/25/2036	6,929	6,934
5.380% due 06/25/2036	2,093	2,095
5.380% due 10/25/2036	4,597	4,599
5.410% due 04/25/2036	6,623	6,628
5.420% due 03/25/2036	3,385	3,387
5.440% due 01/25/2036	6,181	6,186
5.500% due 08/25/2035	1,838	1,840
5.630% due 10/25/2034	15,663	15,680
MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036	4,717	4,720
5.380% due 10/25/2036	3,442	3,444
5.410% due 11/25/2036	8,400	8,411
5.420% due 02/25/2036	22,295	22,310
5.430% due 01/25/2036	3,160	3,162
5.460% due 11/25/2035	7,138	7,144
MBNA Credit Card Master Note Trust
5.450% due 12/15/2011	2,300	2,308
5.460% due 08/17/2009	3,400	3,403
5.519% due 09/15/2010	2,000	2,006
5.850% due 03/15/2010	11,100	11,144
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	3,905	3,908
5.390% due 07/25/2037	7,420	7,424
5.410% due 03/25/2037	3,094	3,096
5.410% due 04/25/2037	2,306	2,307
5.420% due 08/25/2036	41,700	41,739
5.440% due 10/25/2037	5,762	5,765
5.507% due 06/25/2036	2,155	2,156
Mid-State Trust
7.340% due 07/01/2035	349	372
Morgan Stanley ABS Capital I
5.360% due 10/25/2036	7,481	7,478
5.370% due 09/25/2036	6,818	6,822
5.370% due 10/25/2036	4,633	4,632
5.380% due 06/25/2036	1,385	1,386
5.390% due 06/25/2036	3,569	3,571
5.390% due 07/25/2036	12,715	12,723
5.430% due 12/25/2035	634	635
Morgan Stanley Capital I
5.420% due 03/25/2036	4,915	4,918
5.470% due 02/25/2036	6,600	6,607
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	4,303	4,305
Nelnet Student Loan Trust
5.338% due 09/25/2012	9,200	9,200
5.347% due 10/27/2014	2,854	2,856
5.370% due 08/23/2011	2,648	2,650
5.375% due 12/22/2014	5,851	5,842
5.467% due 10/25/2016	3,165	3,167
New Century Home Equity Loan Trust
5.410% due 05/25/2036	2,349	2,350
5.420% due 08/25/2036	7,574	7,579
5.610% due 06/25/2035	3,801	3,811
Newcastle Mortgage Securities Trust
5.420% due 03/25/2036	15,903	15,915
Nissan Auto Lease Trust
5.347% due 12/14/2007	2,652	2,654
Nomura Home Equity Loan, Inc.
5.430% due 02/25/2036	836	837
NPF XII, Inc.
2.462% due 11/01/2003 (a)	10,000	600
Option One Mortgage Loan Trust
5.360% due 02/25/2037	1,885	1,886
5.400% due 07/25/2036	3,044	3,047
Park Place Securities, Inc.
5.610% due 09/25/2035	1,658	1,662
Popular ABS Mortgage Pass-Through Trust
5.460% due 09/25/2035	488	488
Renaissance Home Equity Loan Trust
5.500% due 11/25/2035	223	223
5.700% due 08/25/2032	16	16
5.850% due 12/25/2033	2,451	2,471
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	3,552	3,554
5.430% due 01/25/2036	11,905	11,913
5.450% due 08/25/2046	5,900	5,903
Residential Asset Securities Corp.
5.360% due 06/25/2036	5,120	5,124
5.390% due 11/25/2036	5,962	5,966
5.420% due 03/25/2036	1,469	1,470
5.420% due 04/25/2036	3,532	3,535
5.420% due 07/25/2036	10,662	10,670
5.420% due 11/25/2036	18,604	18,618
5.430% due 01/25/2036	3,712	3,715
5.440% due 01/25/2036	4,225	4,229
5.450% due 08/25/2035	511	511
5.620% due 04/25/2032	968	969
Residential Funding Mortgage Securities II, Inc.
5.490% due 09/25/2035	1,640	1,642
SACO I, Inc.
5.430% due 04/25/2036	709	710
5.460% due 12/25/2035	386	386
Salomon Brothers Mortgage Securities VII
5.650% due 03/25/2032	498	500
6.250% due 01/25/2032	147	147
Saxon Asset Securities Trust
5.380% due 11/25/2036	12,643	12,652
5.610% due 08/25/2032	44	44
5.620% due 01/25/2032	241	241
SBI HELOC Trust
5.490% due 08/25/2036	5,960	5,961
Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036	2,696	2,697
5.420% due 10/25/2035	1,021	1,022
5.430% due 11/25/2036	4,500	4,502
5.470% due 01/25/2036	137	137
SG Mortgage Securities Trust
5.450% due 10/25/2035	572	572
SLM Student Loan Trust
5.323% due 07/25/2013	7,200	7,200
5.345% due 10/25/2012	9,900	9,899
Soundview Home Equity Loan Trust
5.360% due 11/25/2036	8,569	8,576
5.370% due 10/25/2036	11,752	11,759
5.380% due 11/25/2036	6,610	6,608
5.410% due 12/25/2036	2,900	2,903
5.410% due 01/25/2037	10,100	10,106
5.420% due 02/25/2036	2,220	2,222
5.420% due 03/25/2036	1,174	1,175
5.420% due 05/25/2036	3,967	3,970
5.420% due 10/25/2036	3,947	3,949
5.450% due 12/25/2035	907	908
5.580% due 06/25/2035	3,051	3,055
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	2,707	2,710
5.395% due 11/25/2037	2,885	2,884
5.410% due 02/25/2037	2,236	2,238
Structured Asset Investment Loan Trust
5.370% due 07/25/2036	2,855	2,857
Structured Asset Securities Corp.
5.370% due 10/25/2036	11,968	11,977
5.430% due 11/25/2035	3,578	3,581
5.750% due 05/25/2034	859	860
Susquehanna Auto Lease Trust
4.991% due 04/16/2007	100	101
Triad Auto Receivables Owner Trust
5.341% due 11/13/2007	4,021	4,024
Truman Capital Mortgage Loan Trust
5.690% due 01/25/2034	268	269
USAA Auto Owner Trust
5.030% due 11/17/2008	2,002	2,002
Wachovia Auto Owner Trust
4.820% due 02/20/2009	2,928	2,925
5.358% due 11/09/2007	2,145	2,147
Wachovia Student Loan Trust
5.357% due 10/25/2013	1,979	1,979
Washington Mutual Asset-Backed Certificates
5.390% due 04/25/2036	1,997	1,998
Wells Fargo Home Equity Trust
5.400% due 01/25/2037	5,600	5,608
5.460% due 11/25/2035	30,482	30,500

Total Asset-Backed Securities (Cost $1,358,495)		1,353,373

SOVEREIGN ISSUES 1.3%
Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	27,070
Israel Government AID Bond
0.000% due 11/01/2024	178,000	70,764

Total Sovereign Issues (Cost $96,989)		97,834

SHORT-TERM INSTRUMENTS 28.8%
Certificates of Deposit 3.7%
Barclays Bank PLC
5.265% due 01/29/2007	9,800	9,800
Countrywide Bank N.A.
5.350% due 04/25/2007	39,600	39,596
Fortis Bank NY
5.265% due 04/28/2008	32,700	32,681
5.295% due 01/04/2007	100,000	100,000
Skandinaviska Enskilda Banken AB
5.272% due 10/03/2007	16,300	16,296
5.272% due 07/06/2007	10,200	10,198
Societe Generale NY
5.258% due 06/20/2007	6,700	6,700
Unicredito Italiano SpA
5.385% due 02/15/2007	70,000	70,002

		285,273

COMMERCIAL PAPER 12.7%
ABN AMRO N.A. Finance
5.250% due 02/15/2007	15,000	14,906
Bank of America Corp.
5.200% due 04/27/2007	76,400	75,082
Bank of Ireland
5.225% due 03/07/2007	7,100	7,030
5.225% due 03/29/2007	5,800	5,724
5.230% due 03/13/2007	32,255	31,907
5.240% due 02/22/2007	1,000	993
Barclays U.S. Funding Corp.
5.250% due 02/20/2007	27,400	27,208
CBA (de) Finance
5.240% due 02/21/2007	134,800	133,839
Citigroup Funding, Inc.
5.250% due 02/14/2007	52,640	52,318
Dexia Delaware LLC
5.235% due 03/13/2007	85,600	84,677
DnB NORBank ASA
5.235% due 03/26/2007	14,700	14,514
HBOS Treasury Services PLC
5.220% due 03/12/2007	8,500	8,410
5.235% due 03/05/2007	11,300	11,191
5.245% due 03/15/2007	26,200	25,910
ING U.S. Funding LLC
5.200% due 04/02/2007	10,874	10,725
IXIS Commercial Paper Corp.
5.220% due 03/16/2007	137,800	136,254
5.220% due 03/27/2007	20,000	19,744
Nordea N.A., Inc.
5.280% due 01/19/2007	10,442	10,417
Rabobank USA Financial Corp.
5.280% due 01/02/2007	198,500	198,500
Santander Hispano Finance Delaware
5.250% due 03/14/2007	200	198
Skandinaviska Enskilda Banken AB
5.235% due 02/26/2007	23,100	22,919
Societe Generale NY
5.185% due 04/02/2007	11,600	11,441
5.230% due 03/01/2007	6,700	6,644
5.230% due 03/08/2007	7,700	7,622
Stadshypoket Delaware, Inc.
5.245% due 02/20/2007	36,800	36,543
5.245% due 02/21/2007	3,700	3,674
UBS Finance Delaware LLC
5.230% due 03/07/2007	6,200	6,138
Unicredit Delaware, Inc.
5.250% due 03/19/2007	1,100	1,087

		965,615

REPURCHASE AGREEMENTS 10.5%
Credit Suisse Securities (USA) LLC
4.800% due 01/02/2007	416,700	416,700
(Dated 12/29/2006. Collateralized by U.S. Treasury Notes 3.750% - 4.125% due 05/15/2008 - 02/15/2014 valued at $428,605. Repurchase proceeds are $416,922.)
Lehman Brothers, Inc.
4.850% due 01/02/2007	282,300	282,300
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $288,537. Repurchase proceeds are $282,452.)
UBS Securities LLC
4.800% due 01/02/2007	100,000	100,000
(Dated 12/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.375% due 01/15/2012 valued at $102,109. Repurchase proceeds are $100,053.)

		799,000

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 01/02/2007	13,763	13,763

(Dated 12/29/2006. Collateralized by Fannie Mae 3.530% due 09/05/2008 valued at $2,444; Federal Home Loan Bank 4.000% due 03/10/2008 valued at $5,169; and Freddie Mac 5.500% due 01/18/2008 valued at $6,430. Repurchase proceeds are $13,770.)

U.S. TREASURY BILLS 1.7%
4.818% due 03/01/2007 - 03/15/2007 (c)(e)(g)	128,042	126,694

Total Short-Term Instruments (Cost $2,190,871)		2,190,345

Purchased Options (i) 0.8% (Cost $46,077)		64,138
Total Investments (f) 108.0% (Cost $8,235,552)		$8,229,755
Written Options (j) (1.0%)		(78,892)
(Premiums $56,315)
Other Assets and Liabilities (Net) (7.0%)		(527,925)

Net Assets 100.0%		$7,622,938

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $6,683 have been pledged as collateral for swap and swaption contracts on December 31, 2006.

(f) As of December 31, 2006, portfolio securities with an aggregate value of $590,090 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Securities with an aggregate market value of $109,810 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	26,292	$461
90-Day Eurodollar June Futures	Long	06/2007	33,052	(2,802)
90-Day Eurodollar March Futures	Long	03/2007	36,356	(1,278)
90-Day Eurodollar September Futures	Long	09/2007	35,019	(1,410)
U.S. Treasury 5-Year Note March Futures	Long	03/2007	40,601	(18,248)
U.S. Treasury 10-Year Note March Futures	Short	03/2007	858	871
U.S. Treasury 30-Year Bond March Futures	Short	03/2007	2,775	4,585

				$(17,821)

(h) Swap agreements outstanding on December 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Merrill Lynch & Co., Inc.	Altius Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 12/09/2040	Buy	(1.230%)	12/9/2040	$3,000	$(15)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	$1,048,000	$(3,500)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	234,000	5,356
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	56,500	(189)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	106,300	2,237
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	309,700	(980)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2011	29,600	(45)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	6/20/2012	172,100	(1,889)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	536,230	12,273
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	1,318,100	(4,402)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/20/2011	9,400	133
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	6/20/2012	526,900	(5,847)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	822,000	18,663
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	6/20/2037	265,000	(5,351)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	6/20/2012	1,326,200	(14,557)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	6/20/2017	427,570	9,786
UBS AG	3-Month USD-LIBOR	Pay	5.000%	6/20/2009	17,100	(56)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	12/20/2009	470,000	2,643

						$14,275

(i) Purchased options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$95.500	12/17/2007	1,830	$692	$561
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	365	38	25
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	1,830	646	366
Put - CME 90-Day Eurodollar June Futures	91.250	6/18/2007	17,215	164	0
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	9,843	94	0
Put - CME 90-Day Eurodollar September Futures	90.250	9/17/2007	10,422	99	0
Put - CME 90-Day Eurodollar September Futures	90.500	9/17/2007	4,003	38	0
Put - CME 90-Day Eurodollar September Futures	91.000	9/17/2007	3,200	30	0

				$1,801	$952

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	7/2/2007	$1,169,000	$4,325	$3,491
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	6/7/2007	1,014,000	4,462	5,949
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	6/30/2007	840,000	4,032	8,100
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	7/2/2007	3,289,100	17,279	20,879
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.370%	7/2/2007	3,144,800	12,123	24,747
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	4.730%	2/1/2007	600,000	2,055	20

							$44,276	$63,186

(j) Written options outstanding on December 31, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond March Futures	$116.000	2/23/2007	1,734	$970	$136
Call - CME 90-Day Eurodollar December Futures	95.250	12/17/2007	365	236	180
Call - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	1,830	383	137
Put - CBOT U.S. Treasury 30-Year Bond March Futures	110.000	2/23/2007	1,734	428	894
Put - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	1,830	680	458

				$2,697	$1,805

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	7/2/2007	$508,000	$4,166	$4,132
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	5/2/2008	51,200	1,024	317
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	5/2/2008	51,200	1,214	587
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	5/2/2008	113,000	2,497	700
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	5/2/2008	113,000	2,678	1,295
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	5/2/2008	51,200	1,024	317
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	5/2/2008	51,200	1,208	587
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	6/7/2007	441,000	4,485	7,047
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	7/2/2007	1,429,000	17,235	25,139
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	7/2/2007	1,031,200	11,883	27,539
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	6/29/2007	370,000	4,088	9,360
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	4.780%	2/1/2007	258,000	2,116	67

							$53,618	$77,087

(k) Short sales outstanding on December 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	1/1/2037	$17,332	$17,285	$17,132
U.S. Treasury Bonds	5.375%	2/15/2031	205,700	224,687	225,210
U.S. Treasury Notes	4.875%	8/15/2016	435,000	444,267	449,671

				$686,239	$692,013

(2)	Market value includes $14,141 of interest payable on short sales.

See accompanying notes

Supplementary Notes to Schedule of Investments

1. Federal Income Tax Matters

At December 31, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation Appreciation	Aggregate Gross Unrealized (Depreciation Depreciation )	Net Unrealized Appreciation/ (Depreciation Total Ap/Dp )
All Asset All Authority Fund	$11,195	$(20,559)	$(9,364)
All Asset Fund	164,527	(107,066)	57,461
California Intermediate Municipal Bond Fund	4,121	(80)	4,041
California Short Duration Municipal Income Fund	7	(1)	6
CommodityRealReturn Strategy Fund®	195,529	(387,712)	(192,183)
Convertible Fund	7,147	(689)	6,458
Developing Local Markets Fund	7,615	(492)	7,123
Diversified Income Fund	46,165	(8,011)	38,154
Emerging Local Bond Fund	0	0	0
Emerging Markets Bond Fund	126,367	(1,457)	124,910
European StocksPLUS® TR Strategy Fund	43	(27)	16
Extended Duration Fund	27	(31)	(4)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	137	(79)	58
Floating Income Fund	22,023	(2,845)	19,178
Foreign Bond Fund (U.S. Dollar-Hedged)	124,144	(58,099)	66,045
Foreign Bond Fund (Unhedged)	19,125	(36,151)	(17,026)
Fundamental IndexPLUSTM Fund	591	(89)	502
Fundamental IndexPLUSTM TR Fund	1,003	(1,746)	(743)
Global Bond Fund (U.S. Dollar-Hedged)	4,639	(4,674)	(35)
Global Bond Fund (Unhedged)	24,867	(26,582)	(1,715)
GNMA Fund	1,979	(1,152)	827
High Yield Fund	251,042	(36,744)	214,298
High Yield Municipal Bond Fund	272	(5)	267
International StocksPLUS® TR Strategy Fund (U.S. Hedged)	4,683	(2,115)	2,568
International StocksPLUS® TR Strategy Fund (Unhedged)	16	(117)	(101)
Investment Grade Corporate Bond Fund	647	(769)	(122)
Japanese StocksPLUS® TR Strategy Fund	90	(238)	(148)
Long Duration Total Return Fund	32	(21)	11
Long-Term U.S. Government Fund	10,541	(23,224)	(12,683)
Low Duration Fund	12,492	(60,997)	(48,505)
Low Duration Fund II	911	(1,656)	(745)
Low Duration Fund III	269	(306)	(37)
Moderate Duration Fund	6,056	(15,078)	(9,022)
Money Market Fund	0	0	0
Municipal Bond Fund	15,602	(977)	14,625
New York Municipal Bond Fund	708	(205)	503
PAPS - Asset-Backed Securities Portfolio	3,217	(2,893)	324
PAPS - Developing Local Markets Portfolio	762	(114)	648
PAPS - Emerging Markets Portfolio	49,572	(870)	48,702
PAPS - High Yield Portfolio	11,424	(1,502)	9,922
PAPS - International Portfolio	56,280	(2,993)	53,287
PAPS- Investment Grade Corporate Portfolio	49,564	(11,958)	37,606
PAPS - Mortgage Portfolio	70,322	(144,335)	(74,013)
PAPS - Municipal Sector Portfolio	17,757	(5,364)	12,393
PAPS - Real Return Portfolio	1,492	(21,460)	(19,968)
PAPS - Short-Term II Portfolio	637	(597)	40
PAPS - Short-Term Portfolio	4,579	(2,984)	1,595
PAPS - U.S. Government Sector Portfolio	29,213	(35,010)	(5,797)
Real Return Asset Fund	6,620	(37,226)	(30,606)
Real Return Fund	137,546	(276,580)	(139,034)
RealEstateRealReturn Strategy Fund	691	(5,474)	(4,783)
Short Duration Municipal Income Fund	3,130	(2,205)	925
Short-Term Fund	6,267	(4,109)	2,158
Small Cap StocksPLUS® TR Fund	4	(38)	(34)
StocksPLUS® Fund	4,781	(2,630)	2,151
StocksPLUS® Total Return Fund	851	(2,434)	(1,583)
StocksPLUS® TR Short Strategy Fund	389	(405)	(16)
Total Return Fund	651,139	(700,918)	(49,779)
Total Return Fund II	10,968	(20,508)	(9,540)
Total Return Fund III	6,769	(13,606)	(6,837)
Total Return Mortgage Fund	1,612	(3,166)	(1,554)

2. Non-U.S. Currency symbols utilized throughout reports are defined as follows:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Chinese Yuan Renminbi
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian New Sol
PLN	–	Polish Zloty
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
SKK	–	Slovakian Koruna
THB	–	Thai Baht
TRL	–	Turkish Lira
TWD	–	Taiwan Dollar
UAH	–	Ukrainian Hryvnia
ZAR	–	South African Rand

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	March 1, 2007

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	March 1, 2007